================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                      Dimensional Investment Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

          Date of reporting period: November 1, 2013 - April 30, 2014

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

SEMI-ANNUAL REPORT
-------------------------------------------------------------------
six months ended: April 30, 2014 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2014

Dear Fellow Shareholder,

Since our founding 33 years ago, Dimensional has grown into a global asset management firm. We believe well-functioning markets that bring together investors who supply capital with companies that put capital to work are what make our business and investment approach successful.

At Dimensional, we combine insights gained from academia and a belief in the power of markets with decades of practical experience implementing in competitive markets. By applying this approach, we have built up a long and compelling track record across global equity and fixed income markets.

Sincerely,

/s/ David G. Booth


David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                          Page
                                                                          ----
 Letter to Shareholders
 Definitions of Abbreviations and Footnotes..............................   1
 DFA Investment Dimensions Group Inc.
    Disclosure of Fund Expenses..........................................   2
    Disclosure of Portfolio Holdings.....................................   7
    Schedules of Investments/Summary Schedules of Portfolio Holdings
        Enhanced U.S. Large Company Portfolio............................  10
        U.S. Large Cap Equity Portfolio..................................  12
        U.S. Large Cap Value Portfolio...................................  15
        U.S. Targeted Value Portfolio....................................  16
        U.S. Small Cap Value Portfolio...................................  19
        U.S. Core Equity 1 Portfolio.....................................  22
        U.S. Core Equity 2 Portfolio.....................................  25
        U.S. Vector Equity Portfolio.....................................  28
        U.S. Small Cap Portfolio.........................................  31
        U.S. Micro Cap Portfolio.........................................  34
        DFA Real Estate Securities Portfolio.............................  37
        Large Cap International Portfolio................................  39
        International Core Equity Portfolio..............................  43
        International Small Company Portfolio............................  48
        Japanese Small Company Portfolio.................................  49
        Asia Pacific Small Company Portfolio.............................  49
        United Kingdom Small Company Portfolio...........................  50
        Continental Small Company Portfolio..............................  50
        DFA International Real Estate Securities Portfolio...............  51
        DFA Global Real Estate Securities Portfolio......................  55
        DFA International Small Cap Value Portfolio......................  56
        International Vector Equity Portfolio............................  60
        World ex U.S. Value Portfolio....................................  65
        World ex U.S. Targeted Value Portfolio...........................  66
        World ex U.S. Core Equity Portfolio..............................  67
        Selectively Hedged Global Equity Portfolio.......................  68
        Emerging Markets Portfolio.......................................  69
        Emerging Markets Small Cap Portfolio.............................  69
        Emerging Markets Value Portfolio.................................  69
        Emerging Markets Core Equity Portfolio...........................  70
    Statements of Assets and Liabilities.................................  74
    Statements of Operations.............................................  81
    Statements of Changes in Net Assets..................................  88
    Financial Highlights.................................................  98
    Notes to Financial Statements........................................ 119
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Consolidated Disclosure of Fund Expenses............................. 146
    Consolidated Disclosure of Portfolio Holdings........................ 147
    Consolidated Schedule of Investments................................. 148
    Consolidated Statement of Assets and Liabilities..................... 153
    Consolidated Statement of Operations................................. 154
    Consolidated Statements of Changes in Net Assets..................... 155

TABLE OF CONTENTS
CONTINUED

                                                                        Page
                                                                        ----
       Consolidated Financial Highlights............................... 156
       Consolidated Notes to Financial Statements...................... 157
    Dimensional Investment Group Inc.
       Disclosure of Fund Expenses..................................... 169
       Disclosure of Portfolio Holdings................................ 171
       Schedule of Investments/Summary Schedule of Portfolio Holdings
           DFA International Value Portfolio........................... 172
           U.S. Large Company Portfolio................................ 173
       Statements of Assets and Liabilities............................ 176
       Statements of Operations........................................ 177
       Statements of Changes in Net Assets............................. 178
       Financial Highlights............................................ 179
       Notes to Financial Statements................................... 181
    The DFA Investment Trust Company
       Disclosure of Fund Expenses..................................... 191
       Disclosure of Portfolio Holdings................................ 193
       Summary Schedules of Portfolio Holdings
           The U.S. Large Cap Value Series............................. 195
           The DFA International Value Series.......................... 198
           The Japanese Small Company Series........................... 202
           The Asia Pacific Small Company Series....................... 205
           The United Kingdom Small Company Series..................... 208
           The Continental Small Company Series........................ 211
           The Canadian Small Company Series........................... 215
           The Emerging Markets Series................................. 218
           The Emerging Markets Small Cap Series....................... 222
       Statements of Assets and Liabilities............................ 226
       Statements of Operations........................................ 228
       Statements of Changes in Net Assets............................. 230
       Financial Highlights............................................ 233
       Notes to Financial Statements................................... 238
    Dimensional Emerging Markets Value Fund
       Disclosure of Fund Expenses..................................... 247
       Disclosure of Portfolio Holdings................................ 248
       Summary Schedule of Portfolio Holdings.......................... 249
       Statement of Assets and Liabilities............................. 253
       Statement of Operations......................................... 254
       Statements of Changes in Net Assets............................. 255
       Financial Highlights............................................ 256
       Notes to Financial Statements................................... 257
    Voting Proxies on Fund Portfolio Securities........................ 263
    Board Approval of Investment Advisory Agreements................... 264

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
AUD     Australian Dollars
CAD     Canadian Dollars
EUR     Euro
P.L.C.  Public Limited Company
SPDR    Standard & Poor's Depository Receipts
GBP     British Pounds
NZD     New Zealand Dollars
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
RIC     Registered Investment Company
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended April 30, 2014
     EXPENSE TABLES
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/13  04/30/14    Ratio*   Period*
                                    --------- --------- ---------- --------
     Enhanced U.S. Large Company Portfolio
     -
     Actual Fund Return
      Institutional Class Shares... $1,000.00 $1,083.50    0.23%    $1.19
     Hypothetical 5% Annual Return
      Institutional Class Shares... $1,000.00 $1,023.65    0.23%    $1.15

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/13  04/30/14    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Equity Portfolio
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,085.10    0.19%    $0.98
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.85    0.19%    $0.95

   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,093.50    0.27%    $1.40
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,074.50    0.47%    $2.42
    Class R2 Shares................. $1,000.00 $1,073.50    0.62%    $3.19
    Institutional Class Shares...... $1,000.00 $1,075.50    0.37%    $1.90
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.46    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.72    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,071.40    0.52%    $2.67
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,079.70    0.19%    $0.98
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.85    0.19%    $0.95

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,079.30    0.21%    $1.08
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.75    0.21%    $1.05

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,073.10    0.32%    $1.64
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/13  04/30/14    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Small Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,045.40    0.37%    $1.88
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.96    0.37%    $1.86

U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,044.60    0.52%    $2.64
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.22    0.52%    $2.61

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,084.90    0.18%    $0.93
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.90    0.18%    $0.90

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,049.70    0.28%    $1.42
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.41    0.28%    $1.40

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,059.70    0.38%    $1.94
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.91    0.38%    $1.91

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,076.10    0.53%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  974.20    0.55%    $2.69
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  999.90    0.55%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/13  04/30/14    Ratio*   Period*
                                                    --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,092.70    0.59%    $3.06
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.87    0.59%    $2.96

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,146.50    0.56%    $2.98
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.02    0.56%    $2.81

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,043.70    0.38%    $1.93
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.91    0.38%    $1.91

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,067.60    0.32%    $1.64
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.21    0.32%    $1.61

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,093.30    0.68%    $3.53
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.42    0.68%    $3.41

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,066.50    0.50%    $2.56
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.32    0.50%    $2.51

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,038.50    0.60%    $3.03
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.82    0.60%    $3.01

World ex U.S. Targeted Value Portfolio***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,056.20    0.70%    $3.57
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.32    0.70%    $3.51

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/13  04/30/14    Ratio*   Period*
                                               --------- --------- ---------- --------
World ex U.S. Core Equity Portfolio***
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,042.00    0.47%    $2.38
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.46    0.47%    $2.36

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,055.50    0.40%    $2.04
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.81    0.40%    $2.01

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  977.30    0.56%    $2.75
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,018.90    0.72%    $3.60
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.22    0.72%    $3.61

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $  964.30    0.80%    $3.90
 Institutional Class Shares................... $1,000.00 $  965.90    0.55%    $2.68
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.83    0.80%    $4.01
 Institutional Class Shares................... $1,000.00 $1,022.07    0.55%    $2.76

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  987.90    0.61%    $3.01
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.77    0.61%    $3.06

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

              International Small Company Portfolio....... 100.0%
              DFA Global Real Estate Securities Portfolio. 100.0%
              World ex U.S. Value Portfolio............... 100.0%
              World ex U.S. Targeted Value Portfolio...... 100.0%
              World ex U.S. Core Equity Portfolio......... 100.0%
              Selectively Hedged Global Equity Portfolio.. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S Large Company Portfolio
              Corporate....................................  18.0%
              Government...................................  32.0%
              Foreign Corporate............................  14.4%
              Foreign Government...........................  25.0%
              Supranational................................  10.6%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  13.3%
              Consumer Staples.............................   8.4%
              Energy.......................................  11.8%
              Financials...................................  13.1%
              Health Care..................................  12.0%
              Industrials..................................  13.4%
              Information Technology.......................  18.0%
              Materials....................................   4.7%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   2.8%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  13.3%
              Consumer Staples.............................   3.3%
              Energy.......................................  11.0%
              Financials...................................  24.8%
              Health Care..................................   6.3%
              Industrials..................................  17.0%
              Information Technology.......................  14.5%
              Materials....................................   7.9%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.3%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  14.6%
              Consumer Staples.............................   3.0%
              Energy.......................................  12.1%
              Financials...................................  25.7%
              Health Care..................................   5.3%
              Industrials..................................  18.6%
              Information Technology.......................  14.1%
              Materials....................................   6.1%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.3%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  13.9%
              Consumer Staples.............................   7.6%
              Energy.......................................  10.7%
              Financials...................................  15.7%
              Health Care..................................  11.3%
              Industrials..................................  13.6%
              Information Technology.......................  17.4%
              Materials....................................   4.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.1%
              Utilities....................................   2.8%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................   6.2%
              Energy.......................................  12.4%
              Financials...................................  18.6%
              Health Care..................................  10.7%
              Industrials..................................  14.1%
              Information Technology.......................  15.4%
              Materials....................................   5.1%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.4%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  13.5%
              Consumer Staples.............................   4.8%
              Energy.......................................  12.8%
              Financials...................................  23.3%
              Health Care..................................   8.0%
              Industrials..................................  14.3%
              Information Technology.......................  13.8%
              Materials....................................   6.0%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.2%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.4%
              Consumer Staples.............................   3.9%
              Energy.......................................   6.2%
              Financials...................................  16.5%
              Health Care..................................   9.4%
              Industrials..................................  18.4%
              Information Technology.......................  18.4%
              Materials....................................   5.6%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.6%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  17.7%
              Consumer Staples.............................   4.2%
              Energy.......................................   6.2%
              Financials...................................  17.1%
              Health Care..................................   9.7%
              Industrials..................................  18.7%
              Information Technology.......................  17.6%
              Materials....................................   5.9%
              Other........................................    --
              Telecommunication Services...................   1.2%
              Utilities....................................   1.7%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       Large Cap International Portfolio
              Consumer Discretionary.......................  11.7%
              Consumer Staples.............................  10.1%
              Energy.......................................   9.1%
              Financials...................................  24.6%
              Health Care..................................   9.5%
              Industrials..................................  12.8%
              Information Technology.......................   4.2%
              Materials....................................   9.8%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.7%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   7.0%
              Energy.......................................   9.3%
              Financials...................................  23.3%
              Health Care..................................   6.1%
              Industrials..................................  17.1%
              Information Technology.......................   5.7%
              Materials....................................  10.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.4%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Financials...................................   0.3%
              Real Estate Investment Trusts................  99.7%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  20.8%
              Consumer Staples.............................   3.7%
              Energy.......................................   5.0%
              Financials...................................  20.3%
              Health Care..................................   1.9%
              Industrials..................................  26.6%
              Information Technology.......................   5.2%
              Materials....................................  15.8%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   0.3%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   5.9%
              Energy.......................................   8.8%
              Financials...................................  23.8%
              Health Care..................................   4.9%
              Industrials..................................  18.7%
              Information Technology.......................   6.3%
              Materials....................................  12.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  11.0%
              Consumer Staples.............................   7.7%
              Energy.......................................   8.5%
              Financials...................................  24.3%
              Health Care..................................   2.5%
              Industrials..................................  11.1%
              Information Technology.......................  14.7%
              Materials....................................  11.8%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.5%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                    Face
                                                   Amount^    Value+
                                                   -------    ------
                                                    (000)
BONDS -- (60.3%)
AUSTRALIA -- (3.5%)
Commonwealth Bank of Australia
    3.875%, 12/14/15............................. GBP 1,015 $ 1,792,316
Westpac Banking Corp.
    1.125%, 09/25/15.............................     4,930   4,975,721
                                                            -----------
TOTAL AUSTRALIA............................................   6,768,037
                                                            -----------

CANADA -- (4.3%)
Enbridge, Inc.
    5.800%, 06/15/14.............................     1,100   1,106,523
Royal Bank of Canada
    3.360%, 01/11/16............................. CAD 5,000   4,696,456
TransAlta Corp.
    4.750%, 01/15/15.............................       925     949,947
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................     1,500   1,545,729
                                                            -----------
TOTAL CANADA...............................................   8,298,655
                                                            -----------

FRANCE -- (3.3%)
Reseau Ferre de France
    2.375%, 12/23/15............................. GBP 2,784   4,814,725
Total Capital SA
    3.125%, 10/02/15.............................     1,587   1,645,911
                                                            -----------
TOTAL FRANCE...............................................   6,460,636
                                                            -----------

GERMANY -- (2.6%)
KFW
    1.750%, 01/22/16............................. GBP 3,000   5,134,439
                                                            -----------

JAPAN -- (2.1%)
Japan Bank for International Cooperation
    2.500%, 01/21/16.............................     4,000   4,138,732
                                                            -----------

NETHERLANDS -- (8.2%)
Bank Nederlandse Gemeenten
    5.375%, 09/15/15............................. AUD 5,600   5,339,719
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    2.125%, 10/13/15.............................     5,469   5,596,739
Netherlands Government Bond
    0.250%, 09/12/15.............................     5,000   4,996,500
                                                            -----------
TOTAL NETHERLANDS..........................................  15,932,958
                                                            -----------

NEW ZEALAND -- (2.7%)
New Zealand Government Bond
    6.000%, 04/15/15............................. NZD 6,000   5,296,627
                                                            -----------

NORWAY -- (2.6%)
Kommunalbanken A.S.
    2.375%, 01/19/16.............................     5,000   5,165,790
                                                            -----------

                                                    Face
                                                   Amount^     Value+
                                                   -------     ------
                                                    (000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.8%)
Asian Development Bank
    2.500%, 03/15/16............................. $    4,000 $ 4,152,100
Council Of Europe Development Bank
    1.625%, 12/07/15.............................  GBP 3,400   5,813,233
European Investment Bank
    3.000%, 12/07/15.............................  GBP 3,000   5,242,378
                                                             -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS................  15,207,711
                                                             -----------

SWEDEN -- (4.1%)
Nordea Bank AB
    3.875%, 12/15/15.............................  GBP 2,000   3,527,066
Svensk Exportkredit AB
    0.625%, 09/04/15.............................      4,500   4,518,549
                                                             -----------
TOTAL SWEDEN................................................   8,045,615
                                                             -----------

UNITED KINGDOM -- (3.6%)
Ensco P.L.C.
    3.250%, 03/15/16.............................      1,155   1,206,631
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................        700     714,964
United Kingdom Gilt
    2.000%, 01/22/16.............................  GBP 3,000   5,178,860
                                                             -----------
TOTAL UNITED KINGDOM........................................   7,100,455
                                                             -----------

UNITED STATES -- (15.5%)
Amgen, Inc.
    4.850%, 11/18/14.............................      1,600   1,638,840
AT&T, Inc.
    2.500%, 08/15/15.............................      1,606   1,645,724
Citigroup, Inc.
    6.375%, 08/12/14.............................        762     774,107
CNA Financial Corp.
    5.850%, 12/15/14.............................      1,000   1,032,604
Comerica, Inc.
    3.000%, 09/16/15.............................      1,000   1,031,516
Constellation Energy Group, Inc.
    4.550%, 06/15/15.............................      1,000   1,041,456
Enterprise Products Operating LLC
    5.600%, 10/15/14.............................        500     511,204
EOG Resources, Inc.
    2.500%, 02/01/16.............................      1,000   1,029,392
Express Scripts Holding Co.
    2.100%, 02/12/15.............................      1,000   1,011,509
Ford Motor Credit Co. LLC
    2.750%, 05/15/15.............................      1,000   1,021,175
Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15.............................        500     502,634

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Goldman Sachs Group, Inc. (The)
    5.125%, 01/15/15.............................  $  894 $  921,893
HSBC USA, Inc.
    2.375%, 02/13/15.............................   1,000  1,015,914
International Paper Co.
    5.300%, 04/01/15.............................   1,050  1,094,844
JPMorgan Chase & Co.
    1.125%, 02/26/16.............................   1,500  1,506,189
Mondelez International, Inc.
    4.125%, 02/09/16.............................     689    729,422
Morgan Stanley
    4.200%, 11/20/14.............................   1,500  1,530,483
National City Corp.
    4.900%, 01/15/15.............................   1,500  1,546,305
NextEra Energy Capital Holdings, Inc.
    1.200%, 06/01/15.............................   1,000  1,005,927
Safeway, Inc.
    5.625%, 08/15/14.............................   1,500  1,520,555
Time Warner Cable, Inc.
    3.500%, 02/01/15.............................   1,000  1,020,485
Toyota Motor Credit Corp.
    0.875%, 07/17/15.............................   2,000  2,008,616
WellPoint, Inc.
    5.000%, 12/15/14.............................   1,572  1,616,634
Wells Fargo & Co.
    1.500%, 07/01/15.............................   1,500  1,516,662
Williams Partners L.P.
    3.800%, 02/15/15.............................   1,000  1,024,201

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Xerox Corp.
    4.250%, 02/15/15............................. $ 1,000 $  1,029,112
                                                          ------------
TOTAL UNITED STATES..............................           30,327,403
                                                          ------------
TOTAL BONDS......................................          117,877,058
                                                          ------------

AGENCY OBLIGATIONS -- (6.1%)
Federal National Mortgage Association
    0.500%, 03/30/16.............................  12,000   12,017,724
                                                          ------------

U.S. TREASURY OBLIGATIONS -- (29.3%)
U.S. Treasury Notes
^^  2.625%, 02/29/16.............................  18,000   18,750,942
    0.375%, 03/31/16.............................   6,500    6,499,747
    0.250%, 04/15/16.............................  32,000   31,908,736
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS..................           57,159,425
                                                          ------------

                                                  Shares
                                                  ------       -

EXCHANGE-TRADED FUNDS -- (4.3%)
UNITED STATES -- (4.3%)
    SPDR S&P 500 ETF Trust.......................  44,100    8,309,763
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $189,961,192)............................          $195,363,970
                                                          ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                            Level 1      Level 2    Level 3     Total
                                          ----------- ------------  ------- ------------
Bonds
  Australia..............................          -- $  6,768,037    --    $  6,768,037
  Canada.................................          --    8,298,655    --       8,298,655
  France.................................          --    6,460,636    --       6,460,636
  Germany................................          --    5,134,439    --       5,134,439
  Japan..................................          --    4,138,732    --       4,138,732
  Netherlands............................          --   15,932,958    --      15,932,958
  New Zealand............................          --    5,296,627    --       5,296,627
  Norway.................................          --    5,165,790    --       5,165,790
  Supranational Organization Obligations.          --   15,207,711    --      15,207,711
  Sweden.................................          --    8,045,615    --       8,045,615
  United Kingdom.........................          --    7,100,455    --       7,100,455
  United States..........................          --   30,327,403    --      30,327,403
Agency Obligations.......................          --   12,017,724    --      12,017,724
U.S. Treasury Obligations................          --   57,159,425    --      57,159,425
Exchange-Traded Funds.................... $ 8,309,763           --    --       8,309,763
Futures Contracts**......................   9,210,168           --    --       9,210,168
Forward Currency Contracts**.............          --     (251,545)   --        (251,545)
                                          ----------- ------------    --    ------------
TOTAL.................................... $17,519,931 $186,802,662    --    $204,322,593
                                          =========== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                               Percentage
                                          Shares   Value+    of Net Assets**
                                          ------   ------    ---------------
    COMMON STOCKS -- (88.6%)
    Consumer Discretionary -- (11.8%)
    *   Amazon.com, Inc..................  3,260 $   991,464            0.5%
    #   Comcast Corp. Class A............ 19,662   1,017,705            0.5%
        Home Depot, Inc. (The)........... 13,913   1,106,223            0.6%
        McDonald's Corp..................  9,563     969,497            0.5%
        Walt Disney Co. (The)............ 16,094   1,276,898            0.6%
        Other Securities.................         20,972,759           10.6%
                                                 -----------          ------
    Total Consumer Discretionary.........         26,334,546           13.3%
                                                 -----------          ------
    Consumer Staples -- (7.4%)
        Altria Group, Inc................ 19,164     768,668            0.4%
        Coca-Cola Co. (The).............. 33,826   1,379,763            0.7%
        CVS Caremark Corp................ 10,891     791,994            0.4%
        PepsiCo, Inc..................... 14,898   1,279,589            0.7%
        Procter & Gamble Co. (The)....... 20,979   1,731,816            0.9%
        Wal-Mart Stores, Inc............. 19,844   1,581,765            0.8%
        Other Securities.................          8,969,055            4.5%
                                                 -----------          ------
    Total Consumer Staples...............         16,502,650            8.4%
                                                 -----------          ------
    Energy -- (10.5%)
        Chevron Corp..................... 21,017   2,638,054            1.3%
        ConocoPhillips................... 14,678   1,090,722            0.6%
        Exxon Mobil Corp................. 54,223   5,552,977            2.8%
        Occidental Petroleum Corp........  8,655     828,716            0.4%
        Schlumberger, Ltd................ 11,950   1,213,522            0.6%
        Other Securities.................         12,036,220            6.1%
                                                 -----------          ------
    Total Energy.........................         23,360,211           11.8%
                                                 -----------          ------
    Financials -- (11.6%)
        American Express Co..............  9,240     807,853            0.4%
        Bank of America Corp............. 76,492   1,158,089            0.6%
    *   Berkshire Hathaway, Inc. Class B. 13,217   1,703,010            0.9%
        Citigroup, Inc................... 22,250   1,065,997            0.5%
        JPMorgan Chase & Co.............. 34,493   1,930,918            1.0%
        Wells Fargo & Co................. 44,451   2,206,548            1.1%
        Other Securities.................         16,960,947            8.6%
                                                 -----------          ------
    Total Financials.....................         25,833,362           13.1%
                                                 -----------          ------
    Health Care -- (10.7%)
        AbbVie, Inc...................... 15,096     786,200            0.4%
        Amgen, Inc.......................  6,929     774,316            0.4%
    *   Gilead Sciences, Inc............. 14,615   1,147,131            0.6%
        Johnson & Johnson................ 24,589   2,490,620            1.3%
        Merck & Co., Inc................. 28,433   1,665,036            0.8%
        Pfizer, Inc...................... 58,972   1,844,644            0.9%
        UnitedHealth Group, Inc.......... 10,774     808,481            0.4%
        Other Securities.................         14,215,584            7.2%
                                                 -----------          ------
    Total Health Care....................         23,732,012           12.0%
                                                 -----------          ------
    Industrials -- (11.8%)
        3M Co............................  6,041     840,243            0.4%
        Boeing Co. (The).................  6,890     888,948            0.5%
        Caterpillar, Inc.................  7,328     772,371            0.4%
        General Electric Co.............. 89,722   2,412,625            1.2%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Union Pacific Corp.................................     4,907 $    934,440            0.5%
      United Technologies Corp...........................     8,698    1,029,234            0.5%
      Other Securities...................................             19,470,304            9.8%
                                                                    ------------          ------
Total Industrials........................................             26,348,165           13.3%
                                                                    ------------          ------
Information Technology -- (16.0%)
      Apple, Inc.........................................    10,091    5,954,598            3.0%
      Cisco Systems, Inc.................................    39,850      920,933            0.5%
*     Google, Inc. Class A...............................     1,744      932,831            0.5%
*     Google, Inc. Class C...............................     1,744      918,495            0.5%
      Hewlett-Packard Co.................................    27,529      910,109            0.5%
      Intel Corp.........................................    62,176    1,659,477            0.8%
#     International Business Machines Corp...............     9,715    1,908,706            1.0%
      MasterCard, Inc. Class A...........................    10,160      747,268            0.4%
      Microsoft Corp.....................................    80,082    3,235,313            1.6%
      Oracle Corp........................................    29,564    1,208,576            0.6%
      QUALCOMM, Inc......................................    12,382      974,587            0.5%
      Visa, Inc. Class A.................................     3,637      736,893            0.4%
      Other Securities...................................             15,377,789            7.7%
                                                                    ------------          ------
Total Information Technology.............................             35,485,575           18.0%
                                                                    ------------          ------
Materials -- (4.1%)
      Dow Chemical Co. (The).............................    13,687      682,981            0.3%
      Other Securities...................................              8,508,084            4.3%
                                                                    ------------          ------
Total Materials..........................................              9,191,065            4.6%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                189,753            0.1%
                                                                    ------------          ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................    65,485    2,337,815            1.2%
      Verizon Communications, Inc........................    46,285    2,162,898            1.1%
      Other Securities...................................                995,328            0.5%
                                                                    ------------          ------
Total Telecommunication Services.........................              5,496,041            2.8%
                                                                    ------------          ------
Utilities -- (2.1%)
      Other Securities...................................              4,660,189            2.4%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            197,133,569           99.8%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    243            0.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.074%.   663,556      663,556            0.3%
                                                                    ------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------       -              -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (11.1%)
(S)@  DFA Short Term Investment Fund..................... 2,124,238   24,577,432           12.5%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $200,177,255)..................................             $222,374,800          112.6%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 26,334,546          --   --    $ 26,334,546
   Consumer Staples..............   16,502,650          --   --      16,502,650
   Energy........................   23,360,211          --   --      23,360,211
   Financials....................   25,833,362          --   --      25,833,362
   Health Care...................   23,732,012          --   --      23,732,012
   Industrials...................   26,348,165          --   --      26,348,165
   Information Technology........   35,485,575          --   --      35,485,575
   Materials.....................    9,191,065          --   --       9,191,065
   Real Estate Investment Trusts.      189,753          --   --         189,753
   Telecommunication Services....    5,496,041          --   --       5,496,041
   Utilities.....................    4,660,189          --   --       4,660,189
 Rights/Warrants.................           -- $       243   --             243
 Temporary Cash Investments......      663,556          --   --         663,556
 Securities Lending Collateral...           --  24,577,432   --      24,577,432
                                  ------------ -----------   --    ------------
 TOTAL........................... $197,797,125 $24,577,675   --    $222,374,800
                                  ============ ===========   ==    ============


                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $13,614,025,722
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $8,645,898,065)............................. $13,614,025,722
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (11.3%)
    Dillard's, Inc. Class A................   211,147 $   20,677,626            0.4%
#   GameStop Corp. Class A.................   635,798     25,228,465            0.5%
    Graham Holdings Co. Class B............    31,543     21,172,608            0.4%
*   Live Nation Entertainment, Inc.........   924,308     19,299,551            0.4%
#   Wendy's Co. (The)...................... 2,361,897     19,627,364            0.4%
    Other Securities.......................              552,101,846           11.1%
                                                      --------------          ------
Total Consumer Discretionary...............              658,107,460           13.2%
                                                      --------------          ------
Consumer Staples -- (2.8%)
    Other Securities.......................              161,380,997            3.2%
                                                      --------------          ------
Energy -- (9.3%)
    Nabors Industries, Ltd................. 1,097,257     28,001,999            0.6%
    Patterson-UTI Energy, Inc..............   740,622     24,092,434            0.5%
*   Rowan Cos. P.L.C. Class A..............   691,059     21,367,544            0.4%
    Superior Energy Services, Inc..........   633,713     20,861,832            0.4%
    Tesoro Corp............................   301,142     16,951,283            0.3%
#   Western Refining, Inc..................   390,087     16,968,784            0.3%
    Other Securities.......................              414,674,843            8.4%
                                                      --------------          ------
Total Energy...............................              542,918,719           10.9%
                                                      --------------          ------
Financials -- (21.0%)
    Allied World Assurance Co. Holdings AG.   172,670     18,594,832            0.4%
*   American Capital, Ltd.................. 1,547,412     23,195,706            0.5%
    American Financial Group, Inc..........   465,774     27,215,175            0.6%
    Aspen Insurance Holdings, Ltd..........   389,738     17,842,206            0.4%
    Assurant, Inc..........................   471,974     31,815,767            0.6%
    Axis Capital Holdings, Ltd.............   606,646     27,754,054            0.6%
    CNO Financial Group, Inc............... 1,174,038     20,252,155            0.4%
*   E*TRADE Financial Corp................. 1,292,524     29,017,164            0.6%
*   Genworth Financial, Inc. Class A....... 2,131,699     38,050,827            0.8%
#   Legg Mason, Inc........................   731,595     34,304,490            0.7%
    NASDAQ OMX Group, Inc. (The)...........   858,799     31,689,683            0.6%
    Old Republic International Corp........ 1,182,426     19,580,975            0.4%
    PartnerRe, Ltd.........................   321,083     33,842,148            0.7%
#   People's United Financial, Inc......... 1,543,963     22,047,792            0.5%
    Protective Life Corp...................   427,997     21,892,047            0.4%
    Reinsurance Group of America, Inc......   387,086     29,693,367            0.6%
    Zions Bancorp..........................   948,371     27,426,889            0.6%
    Other Securities.......................              772,754,830           15.3%
                                                      --------------          ------
Total Financials...........................            1,226,970,107           24.7%
                                                      --------------          ------
Health Care -- (5.3%)
*   Community Health Systems, Inc..........   490,559     18,587,280            0.4%
#   Omnicare, Inc..........................   597,354     35,405,172            0.7%
    Other Securities.......................              258,220,711            5.2%
                                                      --------------          ------
Total Health Care..........................              312,213,163            6.3%
                                                      --------------          ------
Industrials -- (14.4%)
    AGCO Corp..............................   303,952     16,930,126            0.3%
    AMERCO.................................    84,246     21,070,767            0.4%
#*  Avis Budget Group, Inc.................   665,365     34,991,545            0.7%
    Owens Corning..........................   624,093     25,494,199            0.5%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (Continued)
      Ryder System, Inc..................................    309,611 $   25,443,832            0.5%
      Trinity Industries, Inc............................    485,295     36,426,243            0.7%
#     URS Corp...........................................    366,165     17,253,695            0.4%
      Other Securities...................................               663,328,586           13.4%
                                                                     --------------          ------
Total Industrials........................................               840,938,993           16.9%
                                                                     --------------          ------
Information Technology -- (12.3%)
*     AOL, Inc...........................................    435,272     18,633,994            0.4%
*     Arrow Electronics, Inc.............................    510,838     28,990,056            0.6%
      Avnet, Inc.........................................    659,675     28,451,783            0.6%
*     Brocade Communications Systems, Inc................  1,885,092     17,550,207            0.4%
#*    First Solar, Inc...................................    629,345     42,474,494            0.9%
*     Ingram Micro, Inc. Class A.........................    789,039     21,272,491            0.4%
      Marvell Technology Group, Ltd......................  1,758,707     27,893,093            0.6%
      Other Securities...................................               532,902,393           10.6%
                                                                     --------------          ------
Total Information Technology.............................               718,168,511           14.5%
                                                                     --------------          ------
Materials -- (6.7%)
      Domtar Corp........................................    183,622     17,142,950            0.4%
      Reliance Steel & Aluminum Co.......................    417,707     29,582,010            0.6%
      Rock-Tenn Co. Class A..............................    176,292     16,855,278            0.3%
      Steel Dynamics, Inc................................    945,483     17,273,974            0.4%
#     United States Steel Corp...........................    741,765     19,300,725            0.4%
      Other Securities...................................               290,976,974            5.8%
                                                                     --------------          ------
Total Materials..........................................               391,131,911            7.9%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                 3,457,010            0.1%
                                                                     --------------          ------
Telecommunication Services -- (1.1%)
      Other Securities...................................                62,739,830            1.3%
                                                                     --------------          ------
Utilities -- (0.5%)
      UGI Corp...........................................    449,464     20,985,474            0.4%
      Other Securities...................................                 6,488,366            0.2%
                                                                     --------------          ------
Total Utilities..........................................                27,473,840            0.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,945,500,541           99.6%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   682,686            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.074%. 15,510,701     15,510,701            0.3%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (14.9%)
(S)@  DFA Short Term Investment Fund..................... 74,872,147    866,270,744           17.4%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,310,166,489)................................              $5,827,964,672          117.3%
                                                                     ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  658,074,122 $     33,338   --    $  658,107,460
  Consumer Staples..............    161,380,997           --   --       161,380,997
  Energy........................    542,918,719           --   --       542,918,719
  Financials....................  1,226,962,595        7,512   --     1,226,970,107
  Health Care...................    312,001,682      211,481   --       312,213,163
  Industrials...................    840,937,331        1,662   --       840,938,993
  Information Technology........    718,168,511           --   --       718,168,511
  Materials.....................    391,131,911           --   --       391,131,911
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      3,457,010           --   --         3,457,010
  Telecommunication Services....     62,739,830           --   --        62,739,830
  Utilities.....................     27,473,840           --   --        27,473,840
Rights/Warrants.................             --      682,686   --           682,686
Temporary Cash Investments......     15,510,701           --   --        15,510,701
Securities Lending Collateral...             --  866,270,744   --       866,270,744
                                 -------------- ------------   --    --------------
TOTAL........................... $4,960,757,249 $867,207,423   --    $5,827,964,672
                                 ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
COMMON STOCKS -- (83.9%)
Consumer Discretionary -- (12.3%)
*   Helen of Troy, Ltd..........................   842,455 $   52,821,928            0.5%
#*  Iconix Brand Group, Inc..................... 2,048,461     87,059,592            0.8%
*   Live Nation Entertainment, Inc.............. 2,763,163     57,694,843            0.5%
    Penske Automotive Group, Inc................ 1,250,616     57,353,250            0.5%
#   Rent-A-Center, Inc.......................... 1,812,734     52,949,960            0.5%
#   Scholastic Corp............................. 1,407,493     46,320,595            0.4%
*   Skechers U.S.A., Inc. Class A............... 1,138,657     46,673,550            0.4%
    Other Securities............................            1,166,377,767           10.8%
                                                           --------------          ------
Total Consumer Discretionary....................            1,567,251,485           14.4%
                                                           --------------          ------
Consumer Staples -- (2.6%)
#   Fresh Del Monte Produce, Inc................ 1,668,743     48,209,985            0.4%
*   Seaboard Corp...............................    18,588     45,317,544            0.4%
#   Universal Corp..............................   830,795     45,336,483            0.4%
    Other Securities............................              188,473,110            1.8%
                                                           --------------          ------
Total Consumer Staples..........................              327,337,122            3.0%
                                                           --------------          ------
Energy -- (10.2%)
#   Bristow Group, Inc.......................... 1,350,016    103,681,229            1.0%
#   Exterran Holdings, Inc...................... 2,367,691    101,858,067            0.9%
#*  Helix Energy Solutions Group, Inc........... 3,591,562     86,341,150            0.8%
#*  Hornbeck Offshore Services, Inc............. 1,311,935     54,353,467            0.5%
#*  SEACOR Holdings, Inc........................   572,132     47,710,087            0.4%
#   Western Refining, Inc....................... 1,084,054     47,156,349            0.4%
    Other Securities............................              861,451,752            7.9%
                                                           --------------          ------
Total Energy....................................            1,302,552,101           11.9%
                                                           --------------          ------
Financials -- (21.5%)
#   American Equity Investment Life Holding Co.. 2,111,537     49,241,043            0.5%
    Argo Group International Holdings, Ltd...... 1,019,162     45,271,176            0.4%
    Aspen Insurance Holdings, Ltd............... 1,316,288     60,259,665            0.6%
    CNO Financial Group, Inc.................... 8,473,636    146,170,221            1.3%
    Endurance Specialty Holdings, Ltd........... 1,345,668     68,386,848            0.6%
#   First American Financial Corp............... 1,825,531     48,559,125            0.5%
    Hanover Insurance Group, Inc. (The)......... 1,120,492     65,492,757            0.6%
    Kemper Corp................................. 1,652,800     65,136,848            0.6%
*   MBIA, Inc................................... 6,187,865     74,996,924            0.7%
#   Montpelier Re Holdings, Ltd................. 2,155,898     65,927,361            0.6%
#*  PHH Corp.................................... 2,038,158     48,447,016            0.5%
    Platinum Underwriters Holdings, Ltd.........   978,955     61,390,268            0.6%
    Susquehanna Bancshares, Inc................. 5,950,068     61,642,704            0.6%
#   Umpqua Holdings Corp........................ 4,077,772     67,813,348            0.6%
    Washington Federal, Inc..................... 2,231,745     48,161,057            0.5%
    Webster Financial Corp...................... 2,295,144     69,175,640            0.6%
#   Wintrust Financial Corp..................... 1,388,818     62,246,823            0.6%
    Other Securities............................            1,646,540,295           14.8%
                                                           --------------          ------
Total Financials................................            2,754,859,119           25.2%
                                                           --------------          ------
Health Care -- (4.4%)
*   LifePoint Hospitals, Inc.................... 1,892,213    105,812,551            1.0%
    Other Securities............................              460,081,866            4.2%
                                                           --------------          ------
Total Health Care...............................              565,894,417            5.2%
                                                           --------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (15.6%)
      AMERCO.............................................     343,691 $    85,960,556            0.8%
*     Avis Budget Group, Inc.............................   3,370,535     177,256,436            1.6%
*     Esterline Technologies Corp........................   1,145,345     124,865,512            1.2%
#     GATX Corp..........................................   1,763,892     115,764,232            1.1%
#*    JetBlue Airways Corp...............................  10,804,486      85,409,462            0.8%
#     Mobile Mini, Inc...................................   1,175,105      51,916,139            0.5%
      Other Securities...................................               1,358,678,571           12.3%
                                                                      ---------------          ------
Total Industrials........................................               1,999,850,908           18.3%
                                                                      ---------------          ------
Information Technology -- (11.8%)
*     Benchmark Electronics, Inc.........................   2,299,623      53,305,261            0.5%
#*    CACI International, Inc. Class A...................     827,960      57,667,414            0.5%
#     Convergys Corp.....................................   3,909,664      84,214,163            0.8%
#*    Fairchild Semiconductor International, Inc.........   3,649,415      46,457,053            0.4%
*     SYNNEX Corp........................................   1,217,746      82,051,726            0.8%
*     Tech Data Corp.....................................     947,224      59,192,028            0.5%
*     TriQuint Semiconductor, Inc........................   3,614,088      51,247,768            0.5%
#     Vishay Intertechnology, Inc........................   4,983,062      70,859,142            0.7%
      Other Securities...................................               1,006,139,840            9.1%
                                                                      ---------------          ------
Total Information Technology.............................               1,511,134,395           13.8%
                                                                      ---------------          ------
Materials -- (5.1%)
*     Graphic Packaging Holding Co.......................   5,789,957      59,404,959            0.5%
#*    Louisiana-Pacific Corp.............................   4,511,484      73,943,223            0.7%
      Other Securities...................................                 524,216,549            4.8%
                                                                      ---------------          ------
Total Materials..........................................                 657,564,731            6.0%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                  10,368,599            0.1%
                                                                      ---------------          ------
Telecommunication Services -- (0.2%)
      Other Securities...................................                  27,904,905            0.3%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                   7,480,762            0.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              10,732,198,544           98.3%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   2,716,551            0.0%
                                                                      ---------------          ------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.074%. 131,694,550     131,694,550            1.2%
                                                                      ---------------          ------

                                                            Shares/
                                                             Face
                                                            Amount
                                                            -------         -
                                                             (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@  DFA Short Term Investment Fund..................... 166,620,285   1,927,796,697           17.7%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,487,737,808)................................               $12,794,406,342          117.2%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         Investments in Securities (Market Value)
                                 -------------------------------------------------------
                                     Level 1         Level 2     Level 3      Total
                                 ---------------  -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,567,239,203  $       12,282   --    $ 1,567,251,485
  Consumer Staples..............     327,337,122              --   --        327,337,122
  Energy........................   1,302,552,101              --   --      1,302,552,101
  Financials....................   2,754,809,216          49,903   --      2,754,859,119
  Health Care...................     564,629,295       1,265,122   --        565,894,417
  Industrials...................   1,999,841,403           9,505   --      1,999,850,908
  Information Technology........   1,511,134,395              --   --      1,511,134,395
  Materials.....................     657,564,731              --   --        657,564,731
  Other.........................              --              --   --                 --
  Real Estate Investment Trusts.      10,368,599              --   --         10,368,599
  Telecommunication Services....      27,904,905              --   --         27,904,905
  Utilities.....................       7,480,762              --   --          7,480,762
Preferred Stocks
  Other.........................              --              --   --                 --
Rights/Warrants                               --       2,716,551   --          2,716,551
Temporary Cash Investments......     131,694,550              --   --        131,694,550
Securities Lending Collateral                 --   1,927,796,697   --      1,927,796,697
Futures Contracts**.............      (4,123,080)             --   --         (4,123,080)
                                 ---------------  --------------   --    ---------------
TOTAL........................... $10,858,433,202  $1,931,850,060   --    $12,790,283,262
                                 ===============  ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (91.7%)
Consumer Discretionary -- (12.7%)
*   Amazon.com, Inc...................   117,726 $   35,804,008            0.4%
    Comcast Corp. Class A.............   754,125     39,033,510            0.4%
    Home Depot, Inc. (The)............   418,549     33,278,831            0.4%
    McDonald's Corp...................   366,308     37,136,305            0.4%
    Walt Disney Co. (The).............   447,208     35,481,483            0.4%
    Other Securities..................            1,076,715,488           11.8%
                                                 --------------           -----
Total Consumer Discretionary..........            1,257,449,625           13.8%
                                                 --------------           -----
Consumer Staples -- (6.9%)
    Altria Group, Inc.................   732,996     29,400,469            0.3%
    Coca-Cola Co. (The)............... 1,231,353     50,226,889            0.6%
    CVS Caremark Corp.................   420,555     30,582,760            0.3%
    PepsiCo, Inc......................   548,723     47,129,818            0.5%
    Philip Morris International, Inc..   379,444     32,415,901            0.4%
    Procter & Gamble Co. (The)........   620,688     51,237,794            0.6%
    Wal-Mart Stores, Inc..............   614,660     48,994,549            0.5%
    Other Securities..................              393,831,831            4.3%
                                                 --------------           -----
Total Consumer Staples................              683,820,011            7.5%
                                                 --------------           -----
Energy -- (9.8%)
    Chevron Corp......................   731,435     91,809,721            1.0%
    ConocoPhillips....................   459,670     34,158,078            0.4%
    Exxon Mobil Corp.................. 1,886,883    193,235,688            2.1%
    Occidental Petroleum Corp.........   304,289     29,135,672            0.3%
    Schlumberger, Ltd.................   337,427     34,265,712            0.4%
    Other Securities..................              585,460,350            6.5%
                                                 --------------           -----
Total Energy..........................              968,065,221           10.7%
                                                 --------------           -----
Financials -- (14.4%)
    American Express Co...............   342,243     29,922,306            0.3%
    Bank of America Corp.............. 3,840,087     58,138,917            0.7%
*   Berkshire Hathaway, Inc. Class B..   406,267     52,347,503            0.6%
    Citigroup, Inc.................... 1,034,416     49,558,871            0.6%
    JPMorgan Chase & Co............... 1,360,498     76,160,678            0.8%
    U.S. Bancorp......................   640,200     26,107,356            0.3%
    Wells Fargo & Co.................. 1,811,112     89,903,600            1.0%
    Other Securities..................            1,042,247,501           11.4%
                                                 --------------           -----
Total Financials......................            1,424,386,732           15.7%
                                                 --------------           -----
Health Care -- (10.4%)
    AbbVie, Inc.......................   586,332     30,536,171            0.3%
*   Gilead Sciences, Inc..............   585,923     45,989,096            0.5%
    Johnson & Johnson.................   871,648     88,289,226            1.0%
    Merck & Co., Inc..................   801,185     46,917,394            0.5%
    Pfizer, Inc....................... 2,295,798     71,812,561            0.8%
    UnitedHealth Group, Inc...........   363,224     27,256,329            0.3%
    Other Securities..................              709,823,334            7.8%
                                                 --------------           -----
Total Health Care.....................            1,020,624,111           11.2%
                                                 --------------           -----
Industrials -- (12.4%)
    3M Co.............................   232,760     32,374,588            0.4%
    Boeing Co. (The)..................   264,277     34,097,019            0.4%
    General Electric Co............... 3,214,914     86,449,037            1.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                          Shares       Value+     of Net Assets**
                                                          ------       ------     ---------------
Industrials -- (Continued)
    Union Pacific Corp.................................    165,151 $   31,449,705            0.4%
    United Technologies Corp...........................    222,603     26,340,613            0.3%
    Other Securities...................................             1,016,675,164           11.0%
                                                                   --------------           -----
Total Industrials......................................             1,227,386,126           13.5%
                                                                   --------------           -----
Information Technology -- (16.0%)
    Apple, Inc.........................................    319,378    188,461,764            2.1%
    Cisco Systems, Inc.................................  1,871,862     43,258,731            0.5%
*   Facebook, Inc. Class A.............................    459,531     27,470,763            0.3%
*   Google, Inc. Class A...............................     68,974     36,892,813            0.4%
*   Google, Inc. Class C...............................     68,974     36,325,847            0.4%
    Hewlett-Packard Co.................................    931,583     30,798,134            0.4%
    Intel Corp.........................................  2,209,569     58,973,397            0.7%
    International Business Machines Corp...............    334,798     65,777,763            0.7%
    MasterCard, Inc. Class A...........................    384,167     28,255,483            0.3%
    Microsoft Corp.....................................  2,517,862    101,721,625            1.1%
    Oracle Corp........................................  1,063,571     43,478,782            0.5%
    QUALCOMM, Inc......................................    411,597     32,396,800            0.4%
    Visa, Inc. Class A.................................    127,752     25,883,833            0.3%
    Other Securities...................................               859,943,985            9.3%
                                                                   --------------           -----
Total Information Technology...........................             1,579,639,720           17.4%
                                                                   --------------           -----
Materials -- (4.5%)
    Other Securities...................................               442,316,665            4.9%
                                                                   --------------           -----
Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------           -----
Real Estate Investment Trusts -- (0.0%)
    Other Securities...................................                 1,984,308            0.0%
                                                                   --------------           -----
Telecommunication Services -- (2.0%)
    AT&T, Inc..........................................  2,012,756     71,855,389            0.8%
    Verizon Communications, Inc........................  1,347,334     62,960,918            0.7%
    Other Securities...................................                55,965,589            0.6%
                                                                   --------------           -----
Total Telecommunication Services.......................               190,781,896            2.1%
                                                                   --------------           -----
Utilities -- (2.6%)
    Other Securities...................................               257,742,240            2.8%
                                                                   --------------           -----
TOTAL COMMON STOCKS....................................             9,054,196,655           99.6%
                                                                   --------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                   153,458            0.0%
                                                                   --------------           -----

TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves, 0.074%. 30,400,127     30,400,127            0.3%
                                                                   --------------           -----


U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                         Shares/
                                          Face                      Percentage
                                         Amount        Value+     of Net Assets**
                                         -------       ------     ---------------
                                          (000)
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@   DFA Short Term Investment Fund.. 68,556,843 $  793,202,676            8.8%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,040,623,421)..............              $9,877,952,916          108.7%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $1,257,420,628 $     28,997   --    $1,257,449,625
  Consumer Staples..............    683,820,011           --   --       683,820,011
  Energy........................    968,065,221           --   --       968,065,221
  Financials....................  1,424,383,853        2,879   --     1,424,386,732
  Health Care...................  1,020,600,980       23,131   --     1,020,624,111
  Industrials...................  1,227,385,870          256   --     1,227,386,126
  Information Technology........  1,579,639,720           --   --     1,579,639,720
  Materials.....................    442,316,665           --   --       442,316,665
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      1,984,308           --   --         1,984,308
  Telecommunication Services....    190,781,896           --   --       190,781,896
  Utilities.....................    257,742,240           --   --       257,742,240
Preferred Stocks
  Other.........................             --           --   --                --
Rights/Warrants.................             --      153,458   --           153,458
Temporary Cash Investments......     30,400,127           --   --        30,400,127
Securities Lending Collateral...             --  793,202,676   --       793,202,676
                                 -------------- ------------   --    --------------
TOTAL........................... $9,084,541,519 $793,411,397   --    $9,877,952,916
                                 ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (91.0%)
Consumer Discretionary -- (11.9%)
    Comcast Corp. Class A.................. 1,101,420 $   57,009,499            0.5%
    Time Warner, Inc.......................   517,992     34,425,748            0.3%
    Twenty-First Century Fox, Inc. Class A.   846,333     27,099,583            0.2%
    Walt Disney Co. (The)..................   830,524     65,893,774            0.6%
    Other Securities.......................            1,314,336,060           11.5%
                                                      --------------           -----
Total Consumer Discretionary...............            1,498,764,664           13.1%
                                                      --------------           -----
Consumer Staples -- (5.7%)
    Coca-Cola Co. (The)....................   710,972     29,000,548            0.3%
    CVS Caremark Corp......................   680,040     49,452,509            0.4%
    Mondelez International, Inc. Class A...   938,871     33,470,751            0.3%
    PepsiCo, Inc...........................   321,785     27,638,114            0.3%
    Procter & Gamble Co. (The).............   646,219     53,345,378            0.5%
    Wal-Mart Stores, Inc...................   773,229     61,634,084            0.5%
    Other Securities.......................              456,824,401            3.9%
                                                      --------------           -----
Total Consumer Staples.....................              711,365,785            6.2%
                                                      --------------           -----
Energy -- (11.2%)
    Anadarko Petroleum Corp................   289,878     28,703,720            0.3%
    Chevron Corp........................... 1,126,532    141,402,297            1.2%
    ConocoPhillips.........................   719,368     53,456,236            0.5%
    EOG Resources, Inc.....................   313,746     30,747,108            0.3%
    Exxon Mobil Corp....................... 3,041,760    311,506,642            2.7%
    Occidental Petroleum Corp..............   470,771     45,076,323            0.4%
    Phillips 66............................   330,183     27,477,829            0.2%
    Schlumberger, Ltd......................   324,889     32,992,478            0.3%
    Other Securities.......................              741,633,360            6.4%
                                                      --------------           -----
Total Energy...............................            1,412,995,993           12.3%
                                                      --------------           -----
Financials -- (16.9%)
    American International Group, Inc......   794,955     42,235,959            0.4%
    Ameriprise Financial, Inc..............   219,392     24,490,729            0.2%
    Bank of America Corp................... 5,487,830     83,085,746            0.7%
*   Berkshire Hathaway, Inc. Class B.......   232,188     29,917,424            0.3%
    Citigroup, Inc......................... 1,691,954     81,061,516            0.7%
    Goldman Sachs Group, Inc. (The)........   245,156     39,180,832            0.4%
    JPMorgan Chase & Co.................... 2,211,559    123,803,073            1.1%
    U.S. Bancorp........................... 1,031,884     42,080,230            0.4%
    Wells Fargo & Co....................... 2,946,809    146,279,599            1.3%
    Other Securities.......................            1,511,570,030           13.0%
                                                      --------------           -----
Total Financials...........................            2,123,705,138           18.5%
                                                      --------------           -----
Health Care -- (9.8%)
    Amgen, Inc.............................   259,507     28,999,907            0.3%
*   Express Scripts Holding Co.............   462,397     30,786,392            0.3%
    Johnson & Johnson......................   664,537     67,310,953            0.6%
    Merck & Co., Inc....................... 1,401,705     82,083,845            0.7%
    Pfizer, Inc............................ 3,831,803    119,858,798            1.1%
    UnitedHealth Group, Inc................   576,403     43,253,281            0.4%
    Zoetis, Inc............................   936,170     28,328,504            0.3%
    Other Securities.......................              829,025,218            7.0%
                                                      --------------           -----
Total Health Care..........................            1,229,646,898           10.7%
                                                      --------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                          Shares       Value+      of Net Assets**
                                                          ------       ------      ---------------
Industrials -- (12.8%)
    Caterpillar, Inc...................................    237,421 $    25,024,173            0.2%
    General Electric Co................................  5,351,514     143,902,211            1.3%
    Union Pacific Corp.................................    267,041      50,852,618            0.5%
    Other Securities...................................              1,391,070,871           12.0%
                                                                   ---------------           -----
Total Industrials......................................              1,610,849,873           14.0%
                                                                   ---------------           -----
Information Technology -- (14.0%)
    Apple, Inc.........................................    318,984     188,229,269            1.7%
    Cisco Systems, Inc.................................  3,101,253      71,669,957            0.6%
    EMC Corp...........................................  1,136,231      29,314,760            0.3%
    Hewlett-Packard Co.................................  1,806,885      59,735,618            0.5%
    Intel Corp.........................................  3,577,014      95,470,504            0.8%
    International Business Machines Corp...............    159,105      31,259,359            0.3%
*   Micron Technology, Inc.............................  1,086,356      28,375,619            0.3%
    Microsoft Corp.....................................  1,623,715      65,598,086            0.6%
    Oracle Corp........................................    676,733      27,664,845            0.3%
    Visa, Inc. Class A.................................    196,429      39,798,480            0.4%
    Other Securities...................................              1,120,511,351            9.5%
                                                                   ---------------           -----
Total Information Technology...........................              1,757,627,848           15.3%
                                                                   ---------------           -----
Materials -- (4.7%)
    Dow Chemical Co. (The).............................    627,320      31,303,268            0.3%
    Other Securities...................................                555,457,079            4.8%
                                                                   ---------------           -----
Total Materials........................................                586,760,347            5.1%
                                                                   ---------------           -----

Other -- (0.0%)
    Other Securities...................................                         --            0.0%
                                                                   ---------------           -----

Real Estate Investment Trusts -- (0.0%)
    Other Securities...................................                    547,524            0.0%
                                                                   ---------------           -----

Telecommunication Services -- (2.2%)
    AT&T, Inc..........................................  3,399,091     121,347,549            1.1%
    Verizon Communications, Inc........................  1,787,444      83,527,258            0.7%
    Other Securities...................................                 73,034,442            0.6%
                                                                   ---------------           -----
Total Telecommunication Services.......................                277,909,249            2.4%
                                                                   ---------------           -----

Utilities -- (1.8%)
    Other Securities...................................                231,094,679            2.0%
                                                                   ---------------           -----
TOTAL COMMON STOCKS....................................             11,441,267,998           99.6%
                                                                   ---------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                         --            0.0%
                                                                   ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                    276,051            0.0%
                                                                   ---------------           -----

TEMPORARY CASH INVESTMENTS -- (0.5%)
    State Street Institutional Liquid Reserves, 0.074%. 60,382,618      60,382,618            0.5%
                                                                   ---------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                         Shares/
                                          Face                       Percentage
                                         Amount        Value+      of Net Assets**
                                         -------       ------      ---------------
                                          (000)
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@   DFA Short Term Investment Fund.. 92,686,728 $ 1,072,385,449            9.3%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
       (Cost $8,675,132,024)...........            $12,574,312,116          109.4%
                                                   ===============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 1,498,711,426 $       53,238   --    $ 1,498,764,664
  Consumer Staples..............     711,365,785             --   --        711,365,785
  Energy........................   1,412,995,993             --   --      1,412,995,993
  Financials....................   2,123,698,674          6,464   --      2,123,705,138
  Health Care...................   1,229,592,912         53,986   --      1,229,646,898
  Industrials...................   1,610,849,230            643   --      1,610,849,873
  Information Technology........   1,757,627,848             --   --      1,757,627,848
  Materials.....................     586,760,347             --   --        586,760,347
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.         547,524             --   --            547,524
  Telecommunication Services....     277,909,249             --   --        277,909,249
  Utilities.....................     231,094,679             --   --        231,094,679
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        276,051   --            276,051
Temporary Cash Investments......      60,382,618             --   --         60,382,618
Securities Lending Collateral...              --  1,072,385,449   --      1,072,385,449
                                 --------------- --------------   --    ---------------
TOTAL........................... $11,501,536,285 $1,072,775,831   --    $12,574,312,116
                                 =============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                            Percentage
                                                    Shares      Value+    of Net Assets**
                                                    ------      ------    ---------------
COMMON STOCKS -- (88.2%)
Consumer Discretionary -- (11.9%)
    Comcast Corp. Class A.........................   336,814 $ 17,433,493            0.6%
    Walt Disney Co. (The).........................   118,253    9,382,193            0.3%
    Other Securities..............................            401,632,968           12.5%
                                                             ------------           -----
Total Consumer Discretionary......................            428,448,654           13.4%
                                                             ------------           -----
Consumer Staples -- (4.3%)
    CVS Caremark Corp.............................   113,204    8,232,195            0.3%
    Mondelez International, Inc. Class A..........   234,487    8,359,462            0.3%
    Procter & Gamble Co. (The)....................   105,525    8,711,089            0.3%
    Tyson Foods, Inc. Class A.....................   164,162    6,889,879            0.2%
    Wal-Mart Stores, Inc..........................   102,008    8,131,058            0.3%
    Other Securities..............................            113,596,910            3.4%
                                                             ------------           -----
Total Consumer Staples............................            153,920,593            4.8%
                                                             ------------           -----
Energy -- (11.3%)
    Anadarko Petroleum Corp.......................    78,236    7,746,929            0.3%
    Chesapeake Energy Corp........................   411,342   11,826,082            0.4%
    Chevron Corp..................................   304,598   38,233,141            1.2%
    ConocoPhillips................................   202,245   15,028,826            0.5%
    Exxon Mobil Corp..............................   436,562   44,708,314            1.4%
    Nabors Industries, Ltd........................   272,425    6,952,286            0.2%
    Occidental Petroleum Corp.....................   138,481   13,259,556            0.4%
    Phillips 66...................................    91,273    7,595,739            0.2%
    Tesoro Corp...................................   131,157    7,382,828            0.2%
*   Weatherford International, Ltd................   429,641    9,022,461            0.3%
    Other Securities..............................            247,244,735            7.7%
                                                             ------------           -----
Total Energy......................................            409,000,897           12.8%
                                                             ------------           -----
Financials -- (20.5%)
    American Financial Group, Inc.................   125,705    7,344,943            0.2%
    American International Group, Inc.............   128,798    6,843,038            0.2%
    Ameriprise Financial, Inc.....................    68,100    7,602,003            0.3%
    Bank of America Corp.......................... 1,375,380   20,823,253            0.7%
    Citigroup, Inc................................   394,453   18,898,243            0.6%
    Goldman Sachs Group, Inc. (The)...............    52,050    8,318,631            0.3%
    Hartford Financial Services Group, Inc. (The).   282,497   10,133,167            0.3%
    JPMorgan Chase & Co...........................   570,669   31,946,051            1.0%
    Lincoln National Corp.........................   152,570    7,401,171            0.2%
#   M&T Bank Corp.................................    62,325    7,604,273            0.3%
    MetLife, Inc..................................   134,576    7,045,054            0.2%
    Principal Financial Group, Inc................   157,281    7,367,042            0.2%
    Regions Financial Corp........................   681,506    6,910,471            0.2%
    Wells Fargo & Co..............................   664,411   32,981,362            1.0%
    Other Securities..............................            560,785,700           17.5%
                                                             ------------           -----
Total Financials..................................            742,004,402           23.2%
                                                             ------------           -----
Health Care -- (7.1%)
    Johnson & Johnson.............................    90,092    9,125,419            0.3%
    Merck & Co., Inc..............................   149,737    8,768,599            0.3%
    Pfizer, Inc...................................   459,005   14,357,676            0.5%
    Other Securities..............................            223,631,656            6.9%
                                                             ------------           -----
Total Health Care.................................            255,883,350            8.0%
                                                             ------------           -----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (12.6%)
      General Electric Co................................    773,205 $   20,791,482            0.7%
      Southwest Airlines Co..............................    457,205     11,050,645            0.4%
      Union Pacific Corp.................................     38,051      7,246,052            0.2%
      Other Securities...................................               415,579,849           12.9%
                                                                     --------------          ------
Total Industrials........................................               454,668,028           14.2%
                                                                     --------------          ------
Information Technology -- (12.2%)
      Apple, Inc.........................................     44,049     25,992,874            0.8%
      Fidelity National Information Services, Inc........    135,134      7,220,210            0.2%
      Hewlett-Packard Co.................................    265,841      8,788,703            0.3%
      IAC/InterActiveCorp................................    115,491      7,654,743            0.3%
      Intel Corp.........................................    534,019     14,252,967            0.5%
*     Micron Technology, Inc.............................    569,578     14,877,377            0.5%
      Visa, Inc. Class A.................................     37,703      7,639,005            0.3%
      Western Digital Corp...............................    122,881     10,829,503            0.4%
      Xerox Corp.........................................    731,469      8,843,460            0.3%
      Other Securities...................................               333,621,346           10.1%
                                                                     --------------          ------
Total Information Technology.............................               439,720,188           13.7%
                                                                     --------------          ------
Materials -- (5.3%)
      Alcoa, Inc.........................................    555,703      7,485,319            0.3%
      Other Securities...................................               184,217,343            5.7%
                                                                     --------------          ------
Total Materials..........................................               191,702,662            6.0%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                   348,570            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.9%)
      AT&T, Inc..........................................    796,344     28,429,481            0.9%
#     Frontier Communications Corp.......................  1,416,600      8,428,770            0.3%
      Verizon Communications, Inc........................    259,639     12,132,931            0.4%
      Other Securities...................................                21,569,670            0.6%
                                                                     --------------          ------
Total Telecommunication Services.........................                70,560,852            2.2%
                                                                     --------------          ------
Utilities -- (1.1%)
      Other Securities...................................                40,459,179            1.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,186,717,375           99.6%
                                                                     --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   115,879            0.0%
                                                                     --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.074%.  4,430,137      4,430,137            0.1%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund..................... 36,602,480    423,490,694           13.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,520,716,777)................................              $3,614,754,085          112.9%
                                                                     ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  428,433,899 $     14,755   --    $  428,448,654
  Consumer Staples..............    153,920,593           --   --       153,920,593
  Energy........................    409,000,897           --   --       409,000,897
  Financials....................    742,001,713        2,689   --       742,004,402
  Health Care...................    255,844,065       39,285   --       255,883,350
  Industrials...................    454,667,543          485   --       454,668,028
  Information Technology........    439,720,188           --   --       439,720,188
  Materials.....................    191,702,662           --   --       191,702,662
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        348,570           --   --           348,570
  Telecommunication Services....     70,560,852           --   --        70,560,852
  Utilities.....................     40,459,179           --   --        40,459,179
Rights/Warrants.................             --      115,879   --           115,879
Temporary Cash Investments......      4,430,137           --   --         4,430,137
Securities Lending Collateral...             --  423,490,694   --       423,490,694
                                 -------------- ------------   --    --------------
TOTAL........................... $3,191,090,298 $423,663,787   --    $3,614,754,085
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (79.8%)
Consumer Discretionary -- (13.9%)
*   Buffalo Wild Wings, Inc........................   154,231 $   22,536,234            0.3%
#   Cheesecake Factory, Inc. (The).................   395,850     17,769,706            0.2%
#*  Deckers Outdoor Corp...........................   252,472     19,932,664            0.2%
    Men's Wearhouse, Inc. (The)....................   366,998     17,388,365            0.2%
#   Pool Corp......................................   297,781     17,575,035            0.2%
#   Thor Industries, Inc...........................   280,232     17,057,722            0.2%
    Other Securities...............................            1,344,069,552           16.1%
                                                              --------------          ------
Total Consumer Discretionary.......................            1,456,329,278           17.4%
                                                              --------------          ------
Consumer Staples -- (3.1%)
    Other Securities...............................              324,070,330            3.9%
                                                              --------------          ------
Energy -- (5.0%)
    Bristow Group, Inc.............................   240,116     18,440,909            0.2%
#*  Carrizo Oil & Gas, Inc.........................   362,513     19,945,465            0.2%
#   Exterran Holdings, Inc.........................   427,513     18,391,609            0.2%
#   Western Refining, Inc..........................   474,279     20,631,136            0.3%
    Other Securities...............................              442,818,280            5.3%
                                                              --------------          ------
Total Energy.......................................              520,227,399            6.2%
                                                              --------------          ------
Financials -- (13.2%)
    Aspen Insurance Holdings, Ltd..................   393,938     18,034,482            0.2%
#   Bank of Hawaii Corp............................   311,016     17,158,753            0.2%
    CNO Financial Group, Inc.......................   978,475     16,878,694            0.2%
    PacWest Bancorp................................   529,478     20,845,549            0.3%
#*  Portfolio Recovery Associates, Inc.............   311,847     17,822,056            0.2%
*   Stifel Financial Corp..........................   367,302     17,178,715            0.2%
#   TCF Financial Corp............................. 1,122,858     17,628,871            0.2%
    Webster Financial Corp.........................   593,754     17,895,746            0.2%
    Other Securities...............................            1,241,022,930           14.8%
                                                              --------------          ------
Total Financials...................................            1,384,465,796           16.5%
                                                              --------------          ------
Health Care -- (7.5%)
*   Charles River Laboratories International, Inc..   349,228     18,760,528            0.2%
#*  Myriad Genetics, Inc...........................   502,527     21,211,665            0.3%
    STERIS Corp....................................   351,014     16,866,223            0.2%
*   VCA Antech, Inc................................   590,362     18,082,788            0.2%
    Other Securities...............................              708,767,643            8.4%
                                                              --------------          ------
Total Health Care..................................              783,688,847            9.3%
                                                              --------------          ------
Industrials -- (14.7%)
#   Alliant Techsystems, Inc.......................   169,067     24,382,843            0.3%
    AMERCO.........................................    73,355     18,346,819            0.2%
#*  Avis Budget Group, Inc.........................   435,404     22,897,896            0.3%
    Deluxe Corp....................................   335,346     18,427,263            0.2%
#   EnerSys, Inc...................................   269,950     18,243,221            0.2%
*   Esterline Technologies Corp....................   177,418     19,342,110            0.2%
    Huntington Ingalls Industries, Inc.............   227,971     23,481,013            0.3%
#   Landstar System, Inc...........................   277,211     17,461,521            0.2%
#   Manitowoc Co., Inc. (The)......................   789,124     25,078,361            0.3%
#*  MasTec, Inc....................................   498,398     19,726,593            0.2%
*   Middleby Corp. (The)...........................    73,604     18,583,538            0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                         Percentage
                                             Shares        Value+      of Net Assets**
                                             ------        ------      ---------------
Industrials -- (Continued)
*     Spirit Airlines, Inc................     478,914 $    27,221,472            0.3%
      Other Securities....................               1,283,126,117           15.4%
                                                       ---------------          ------
Total Industrials.........................               1,536,318,767           18.3%
                                                       ---------------          ------
Information Technology -- (14.7%)
      Anixter International, Inc..........     180,205      17,656,486            0.2%
*     ARRIS Group, Inc....................     747,557      19,503,762            0.2%
      Belden, Inc.........................     250,180      18,465,786            0.2%
#*    Finisar Corp........................     716,199      18,728,604            0.2%
#     Lexmark International, Inc. Class A.     437,283      18,803,169            0.2%
*     RF Micro Devices, Inc...............   2,305,447      19,457,973            0.2%
#*    SunEdison, Inc......................   1,202,919      23,132,132            0.3%
#*    Synaptics, Inc......................     276,279      17,170,740            0.2%
*     Zebra Technologies Corp. Class A....     306,956      21,315,025            0.3%
      Other Securities....................               1,368,724,282           16.4%
                                                       ---------------          ------
Total Information Technology..............               1,542,957,959           18.4%
                                                       ---------------          ------
Materials -- (4.4%)
*     KapStone Paper and Packaging Corp...     665,719      17,561,667            0.2%
#     PolyOne Corp........................     529,913      19,855,840            0.2%
      Sensient Technologies Corp..........     327,419      17,696,997            0.2%
      Worthington Industries, Inc.........     463,710      17,064,528            0.2%
      Other Securities....................                 393,298,139            4.7%
                                                       ---------------          ------
Total Materials...........................                 465,477,171            5.5%
                                                       ---------------          ------
Other -- (0.0%)
      Other Securities....................                          --            0.0%
                                                       ---------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities....................                   6,475,221            0.1%
                                                       ---------------          ------
Telecommunication Services -- (0.5%)
      Other Securities....................                  50,995,661            0.6%
                                                       ---------------          ------
Utilities -- (2.7%)
      Black Hills Corp....................     299,559      17,299,532            0.2%
#     IDACORP, Inc........................     331,395      18,604,515            0.2%
#     Portland General Electric Co........     503,278      16,844,715            0.2%
      Other Securities....................                 236,745,206            2.8%
                                                       ---------------          ------
Total Utilities...........................                 289,493,968            3.4%
                                                       ---------------          ------
TOTAL COMMON STOCKS.......................               8,360,500,397           99.6%
                                                       ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities....................                          --            0.0%
                                                       ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities....................                     806,391            0.0%
                                                       ---------------          ------

                                             Shares/
                                              Face
                                             Amount
                                             -------         -                -
                                              (000)
SECURITIES LENDING COLLATERAL -- (20.2%)
(S)@  DFA Short Term Investment Fund...... 182,508,338   2,111,621,465           25.2%
                                                       ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,157,126,718).................               $10,472,928,253          124.8%
                                                       ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                                 -----------------------------------------------------
                                    Level 1        Level 2     Level 3      Total
                                 -------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $1,456,311,570 $       17,708   --    $ 1,456,329,278
  Consumer Staples..............    324,070,330             --   --        324,070,330
  Energy........................    520,227,399             --   --        520,227,399
  Financials....................  1,384,444,603         21,193   --      1,384,465,796
  Health Care...................    783,552,244        136,603   --        783,688,847
  Industrials...................  1,536,314,041          4,726   --      1,536,318,767
  Information Technology........  1,542,957,959             --   --      1,542,957,959
  Materials.....................    465,477,171             --   --        465,477,171
  Other.........................             --             --   --                 --
  Real Estate Investment Trusts.      6,475,221             --   --          6,475,221
  Telecommunication Services....     50,995,661             --   --         50,995,661
  Utilities.....................    289,493,968             --   --        289,493,968
Preferred Stocks
  Other.........................             --             --   --                 --
Rights/Warrants.................             --        806,391   --            806,391
Securities Lending Collateral...             --  2,111,621,465   --      2,111,621,465
                                 -------------- --------------   --    ---------------
TOTAL........................... $8,360,320,167 $2,112,608,086   --    $10,472,928,253
                                 ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     ------    ---------------
  COMMON STOCKS -- (83.4%)
  Consumer Discretionary -- (14.7%)
  *   Asbury Automotive Group, Inc...... 272,113 $ 16,800,257            0.4%
  #*  Conn's, Inc....................... 297,054   13,138,698            0.3%
      Finish Line, Inc. (The) Class A... 566,582   15,598,002            0.3%
  #*  G-III Apparel Group, Ltd.......... 192,344   13,804,529            0.3%
  #*  Grand Canyon Education, Inc....... 367,324   15,839,011            0.3%
  *   Helen of Troy, Ltd................ 194,371   12,187,062            0.3%
      La-Z-Boy, Inc..................... 560,610   13,583,580            0.3%
      Papa John's International, Inc.... 398,990   17,499,701            0.4%
  #*  Pinnacle Entertainment, Inc....... 540,950   12,587,906            0.3%
  #*  Sonic Corp........................ 614,578   11,701,565            0.3%
  #   Sturm Ruger & Co., Inc............ 185,803   11,956,423            0.3%
      Other Securities..................          688,649,062           14.1%
                                                 ------------          ------
  Total Consumer Discretionary..........          843,345,796           17.6%
                                                 ------------          ------
  Consumer Staples -- (3.5%)
      Andersons, Inc. (The)............. 247,908   15,442,189            0.3%
  #   Cal-Maine Foods, Inc.............. 201,183   11,996,542            0.3%
      J&J Snack Foods Corp.............. 162,568   15,216,365            0.3%
  #*  Susser Holdings Corp.............. 245,851   19,023,950            0.4%
      Other Securities..................          138,857,525            2.9%
                                                 ------------          ------
  Total Consumer Staples................          200,536,571            4.2%
                                                 ------------          ------
  Energy -- (5.2%)
  *   Carrizo Oil & Gas, Inc............ 216,987   11,938,625            0.3%
  *   Clayton Williams Energy, Inc...... 109,912   15,880,086            0.3%
      EnLink Midstream LLC.............. 460,526   16,270,384            0.3%
  #*  EPL Oil & Gas, Inc................ 309,088   12,097,704            0.3%
  *   Rex Energy Corp................... 567,510   11,951,761            0.3%
      Other Securities..................          228,737,824            4.7%
                                                 ------------          ------
  Total Energy..........................          296,876,384            6.2%
                                                 ------------          ------
  Financials -- (14.3%)
  #*  Encore Capital Group, Inc......... 293,377   12,679,754            0.3%
  #   FBL Financial Group, Inc. Class A. 271,426   12,135,456            0.3%
      Horace Mann Educators Corp........ 426,348   12,820,284            0.3%
  *   Western Alliance Bancorp.......... 615,654   14,203,138            0.3%
      Other Securities..................          766,060,935           15.8%
                                                 ------------          ------
  Total Financials......................          817,899,567           17.0%
                                                 ------------          ------
  Health Care -- (8.1%)
  *   Amsurg Corp....................... 290,077   12,563,235            0.3%
      CONMED Corp....................... 254,463   11,789,271            0.3%
  *   Corvel Corp....................... 270,276   12,308,369            0.3%
  *   NuVasive, Inc..................... 346,328   11,674,717            0.2%
  *   Prestige Brands Holdings, Inc..... 349,826   11,726,167            0.3%
      Other Securities..................          401,549,501            8.2%
                                                 ------------          ------
  Total Health Care.....................          461,611,260            9.6%
                                                 ------------          ------
  Industrials -- (15.5%)
  #   AAON, Inc......................... 412,028   11,680,994            0.2%
  #   American Railcar Industries, Inc.. 183,840   12,765,850            0.3%
  #*  EnPro Industries, Inc............. 205,444   14,629,667            0.3%
  #*  Greenbrier Cos., Inc. (The)....... 233,628   12,251,452            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (Continued)
*     H&E Equipment Services, Inc........................    315,381 $   12,157,938            0.3%
*     Huron Consulting Group, Inc........................    164,171     11,688,975            0.2%
      Mueller Water Products, Inc. Class A...............  1,433,001     13,068,969            0.3%
#     Raven Industries, Inc..............................    372,560     11,512,104            0.2%
      Other Securities...................................               789,855,016           16.4%
                                                                     --------------          ------
Total Industrials........................................               889,610,965           18.5%
                                                                     --------------          ------
Information Technology -- (14.7%)
*     Electronics for Imaging, Inc.......................    378,928     14,319,689            0.3%
#     Heartland Payment Systems, Inc.....................    339,474     13,898,066            0.3%
*     iGATE Corp.........................................    444,069     16,252,925            0.3%
*     Integrated Device Technology, Inc..................  1,086,430     12,678,638            0.3%
*     Manhattan Associates, Inc..........................    797,364     25,140,887            0.5%
      Methode Electronics, Inc...........................    439,533     12,192,645            0.3%
*     Netscout Systems, Inc..............................    328,700     12,806,152            0.3%
#*    SunEdison, Inc.....................................  1,431,312     27,524,130            0.6%
#*    Tyler Technologies, Inc............................    200,480     16,369,192            0.3%
      Other Securities...................................               690,094,080           14.3%
                                                                     --------------          ------
Total Information Technology.............................               841,276,404           17.5%
                                                                     --------------          ------
Materials -- (5.0%)
      AMCOL International Corp...........................    270,805     12,416,409            0.3%
*     Clearwater Paper Corp..............................    188,063     11,545,188            0.2%
#*    Flotek Industries, Inc.............................    458,236     12,835,190            0.3%
*     KapStone Paper and Packaging Corp..................    640,153     16,887,236            0.4%
      Other Securities...................................               229,804,098            4.7%
                                                                     --------------          ------
Total Materials..........................................               283,488,121            5.9%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.0%)
      Other Securities...................................                54,707,698            1.1%
                                                                     --------------          ------
Utilities -- (1.4%)
      Other Securities...................................                81,698,194            1.7%
                                                                     --------------          ------
TOTAL COMMON STOCKS                                                   4,771,050,960           99.3%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   442,939            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.074%. 13,684,516     13,684,516            0.3%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (16.4%)
(S)@  DFA Short Term Investment Fund..................... 80,788,021    934,717,403           19.5%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,074,714,677)................................              $5,719,895,818          119.1%
                                                                     ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  843,342,070 $      3,726   --    $  843,345,796
  Consumer Staples............    200,536,571           --   --       200,536,571
  Energy......................    296,876,384           --   --       296,876,384
  Financials..................    817,859,351       40,216   --       817,899,567
  Health Care.................    461,416,467      194,793   --       461,611,260
  Industrials.................    889,606,810        4,155   --       889,610,965
  Information Technology......    841,276,404           --   --       841,276,404
  Materials...................    283,488,121           --   --       283,488,121
  Other.......................             --           --   --                --
  Telecommunication Services..     54,707,698           --   --        54,707,698
  Utilities...................     81,698,194           --   --        81,698,194
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      442,939   --           442,939
Temporary Cash Investments....     13,684,516           --   --        13,684,516
Securities Lending Collateral.             --  934,717,403   --       934,717,403
                               -------------- ------------   --    --------------
TOTAL......................... $4,784,492,586 $935,403,232   --    $5,719,895,818
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (90.4%)
Real Estate Investment Trusts -- (90.4%)
    Alexandria Real Estate Equities, Inc..........   752,209 $   55,528,068            1.0%
    American Campus Communities, Inc.............. 1,102,469     42,114,316            0.8%
#   American Realty Capital Properties, Inc....... 2,343,374     30,674,766            0.5%
    Apartment Investment & Management Co. Class A. 1,543,197     47,576,763            0.9%
    AvalonBay Communities, Inc.................... 1,289,209    176,041,489            3.2%
    BioMed Realty Trust, Inc...................... 2,007,467     41,956,060            0.8%
    Boston Properties, Inc........................ 1,593,847    186,703,238            3.4%
    Camden Property Trust.........................   899,150     61,582,783            1.1%
#   CBL & Associates Properties, Inc.............. 1,712,564     31,117,288            0.6%
#   DDR Corp...................................... 3,171,416     54,453,213            1.0%
#   Digital Realty Trust, Inc..................... 1,335,363     71,308,384            1.3%
    Douglas Emmett, Inc........................... 1,411,552     38,958,835            0.7%
    Duke Realty Corp.............................. 3,429,756     60,089,325            1.1%
#   EPR Properties................................   539,553     28,925,436            0.5%
    Equity Lifestyle Properties, Inc..............   825,232     34,552,464            0.6%
    Equity Residential............................ 3,570,728    212,244,072            3.8%
#   Essex Property Trust, Inc.....................   623,473    108,022,932            1.9%
    Extra Space Storage, Inc...................... 1,144,911     59,913,193            1.1%
#   Federal Realty Investment Trust...............   698,327     82,081,356            1.5%
#   General Growth Properties, Inc................ 5,007,143    115,014,075            2.1%
    HCP, Inc...................................... 4,900,540    205,136,604            3.7%
    Health Care REIT, Inc......................... 3,036,531    191,574,741            3.4%
#   Highwoods Properties, Inc.....................   948,863     38,286,622            0.7%
#   Home Properties, Inc..........................   592,941     36,525,166            0.7%
    Hospitality Properties Trust.................. 1,567,938     47,116,537            0.8%
    Host Hotels & Resorts, Inc.................... 8,001,851    171,639,704            3.1%
#   Kilroy Realty Corp............................   856,391     51,015,212            0.9%
#   Kimco Realty Corp............................. 4,266,286     97,783,275            1.8%
    LaSalle Hotel Properties...................... 1,085,950     35,923,226            0.6%
    Liberty Property Trust........................ 1,534,176     57,531,600            1.0%
#   Macerich Co. (The)............................ 1,466,758     95,207,262            1.7%
#   Mid-America Apartment Communities, Inc........   771,284     53,719,931            1.0%
#   National Retail Properties, Inc............... 1,280,917     43,717,697            0.8%
#   Omega Healthcare Investors, Inc............... 1,298,132     45,149,031            0.8%
#   Piedmont Office Realty Trust, Inc. Class A.... 1,644,951     28,967,587            0.5%
    Post Properties, Inc..........................   560,041     28,119,659            0.5%
    Prologis, Inc................................. 5,219,304    212,060,322            3.8%
    Public Storage................................ 1,516,772    266,208,654            4.8%
#   Realty Income Corp............................ 2,287,827     99,406,083            1.8%
#   Regency Centers Corp..........................   962,678     50,473,208            0.9%
    Senior Housing Properties Trust............... 1,963,761     46,089,471            0.8%
    Simon Property Group, Inc..................... 3,160,039    547,318,755            9.9%
#   SL Green Realty Corp..........................   990,296    103,693,894            1.9%
    Sunstone Hotel Investors, Inc................. 1,933,826     27,673,050            0.5%
#   Tanger Factory Outlet Centers, Inc............   995,423     35,516,693            0.6%
    Taubman Centers, Inc..........................   660,158     48,085,909            0.9%
    UDR, Inc...................................... 2,621,647     67,795,791            1.2%
    Ventas, Inc................................... 3,063,137    202,412,093            3.6%
    Vornado Realty Trust.......................... 1,757,940    180,364,644            3.2%
#   Weingarten Realty Investors................... 1,209,563     37,738,366            0.7%
    Other Securities..............................              832,961,759           15.1%
                                                             --------------          ------
TOTAL COMMON STOCKS...............................            5,524,070,602           99.6%
                                                             --------------          ------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.074%. 29,680,720 $   29,680,720            0.5%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund..................... 48,147,372    557,065,090           10.1%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,448,507,178)................................              $6,110,816,412          110.2%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Real Estate Investment Trusts. $5,524,070,602           --   --    $5,524,070,602
Temporary Cash Investments......     29,680,720           --   --        29,680,720
Securities Lending Collateral...             -- $557,065,090   --       557,065,090
                                 -------------- ------------   --    --------------
TOTAL........................... $5,553,751,322 $557,065,090   --    $6,110,816,412
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (87.1%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd.. 498,606 $ 16,034,058            0.5%
    BHP Billiton, Ltd........................... 485,719   17,105,369            0.6%
    Commonwealth Bank of Australia.............. 300,939   22,137,341            0.7%
    National Australia Bank, Ltd................ 421,443   13,877,011            0.5%
    Westpac Banking Corp........................ 485,651   15,907,261            0.5%
    Other Securities............................          121,778,789            4.0%
                                                         ------------          ------
TOTAL AUSTRALIA.................................          206,839,829            6.8%
                                                         ------------          ------

AUSTRIA -- (0.3%)
    Other Securities............................            9,481,989            0.3%
                                                         ------------          ------

BELGIUM -- (1.0%)
    Anheuser-Busch InBev NV..................... 129,307   14,093,925            0.5%
    Other Securities............................           20,889,968            0.6%
                                                         ------------          ------
TOTAL BELGIUM...................................           34,983,893            1.1%
                                                         ------------          ------

CANADA -- (8.1%)
    Bank of Nova Scotia......................... 196,436   11,936,169            0.4%
#   Royal Bank of Canada........................ 239,589   15,990,087            0.5%
    Suncor Energy, Inc.......................... 279,079   10,765,440            0.4%
#   Toronto-Dominion Bank (The)................. 301,119   14,486,570            0.5%
    Other Securities............................          228,687,008            7.5%
                                                         ------------          ------
TOTAL CANADA....................................          281,865,274            9.3%
                                                         ------------          ------

DENMARK -- (1.3%)
    Novo Nordisk A.S. Class B................... 283,026   12,845,413            0.4%
    Other Securities............................           30,841,351            1.0%
                                                         ------------          ------
TOTAL DENMARK...................................           43,686,764            1.4%
                                                         ------------          ------

FINLAND -- (0.8%)
    Other Securities............................           28,842,867            0.9%
                                                         ------------          ------

FRANCE -- (8.2%)
    BNP Paribas SA.............................. 209,632   15,752,684            0.5%
    LVMH Moet Hennessy Louis Vuitton SA.........  48,617    9,577,268            0.3%
    Sanofi...................................... 180,968   19,530,038            0.6%
    Total SA.................................... 294,621   21,078,411            0.7%
#   Total SA Sponsored ADR...................... 157,489   11,219,516            0.4%
    Other Securities............................          207,133,116            6.8%
                                                         ------------          ------
TOTAL FRANCE....................................          284,291,033            9.3%
                                                         ------------          ------

GERMANY -- (7.1%)
#   Allianz SE..................................  68,800   11,973,254            0.4%
#   BASF SE..................................... 164,609   19,095,584            0.6%
#   Bayer AG.................................... 134,071   18,641,456            0.6%
    Bayerische Motoren Werke AG.................  78,275    9,839,554            0.3%
    Daimler AG.................................. 188,841   17,580,932            0.6%
    SAP AG...................................... 139,819   11,301,152            0.4%
    Siemens AG.................................. 114,499   15,104,734            0.5%
    Other Securities............................          140,906,226            4.6%
                                                         ------------          ------
TOTAL GERMANY...................................          244,442,892            8.0%
                                                         ------------          ------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
HONG KONG -- (2.4%)
    AIA Group, Ltd........................ 2,235,600 $ 10,873,050            0.4%
    Other Securities......................             72,447,662            2.3%
                                                     ------------          ------
TOTAL HONG KONG...........................             83,320,712            2.7%
                                                     ------------          ------

IRELAND -- (0.3%)
    Other Securities......................             10,786,964            0.4%
                                                     ------------          ------

ISRAEL -- (0.4%)
    Other Securities......................             13,635,661            0.4%
                                                     ------------          ------

ITALY -- (2.0%)
    Other Securities......................             70,555,232            2.3%
                                                     ------------          ------

JAPAN -- (15.2%)
    Softbank Corp.........................   194,300   14,471,074            0.5%
    Sumitomo Mitsui Financial Group, Inc..   261,540   10,338,756            0.4%
    Toyota Motor Corp.....................   343,900   18,580,281            0.6%
    Toyota Motor Corp. Sponsored ADR......   103,254   11,194,799            0.4%
    Other Securities......................            471,850,821           15.4%
                                                     ------------          ------
TOTAL JAPAN...............................            526,435,731           17.3%
                                                     ------------          ------

NETHERLANDS -- (2.3%)
#   Unilever NV...........................   242,733   10,408,659            0.3%
    Other Securities......................             68,281,059            2.3%
                                                     ------------          ------
TOTAL NETHERLANDS.........................             78,689,718            2.6%
                                                     ------------          ------

NEW ZEALAND -- (0.1%)
    Other Securities......................              3,643,491            0.1%
                                                     ------------          ------

NORWAY -- (0.8%)
    Other Securities......................             28,381,846            0.9%
                                                     ------------          ------

PORTUGAL -- (0.1%)
    Other Securities......................              4,988,608            0.2%
                                                     ------------          ------
SINGAPORE -- (1.2%).......................
    Other Securities......................             41,909,348            1.4%
                                                     ------------          ------

SPAIN -- (2.8%)
    Banco Santander SA.................... 1,336,231   13,289,713            0.4%
    Other Securities......................             82,331,508            2.7%
                                                     ------------          ------
TOTAL SPAIN...............................             95,621,221            3.1%
                                                     ------------          ------

SWEDEN -- (2.6%)
    Other Securities......................             89,891,860            3.0%
                                                     ------------          ------

SWITZERLAND -- (7.0%)
    Cie Financiere Richemont SA...........    99,748   10,148,362            0.3%
    Nestle SA.............................   588,034   45,445,776            1.5%
    Novartis AG...........................   286,619   24,916,505            0.8%
    Roche Holding AG......................   142,306   41,744,908            1.4%
    UBS AG................................   640,816   13,401,938            0.4%
    Other Securities......................            106,647,162            3.6%
                                                     ------------          ------
TOTAL SWITZERLAND.........................            242,304,651            8.0%
                                                     ------------          ------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           Percentage
                                                Shares       Value++     of Net Assets**
                                                ------       -------     ---------------
UNITED KINGDOM -- (17.1%)
      Anglo American P.L.C....................    488,404 $   13,056,552            0.4%
      AstraZeneca P.L.C.......................    135,231     10,674,404            0.4%
      BG Group P.L.C..........................    637,847     12,903,202            0.4%
      BP P.L.C. Sponsored ADR.................    567,667     28,735,304            0.9%
      British American Tobacco P.L.C..........    285,586     16,491,143            0.5%
#     Diageo P.L.C. Sponsored ADR.............     84,093     10,324,939            0.3%
      GlaxoSmithKline P.L.C...................    528,451     14,601,382            0.5%
      GlaxoSmithKline P.L.C. Sponsored ADR....    229,916     12,730,449            0.4%
      HSBC Holdings P.L.C.....................  1,640,666     16,763,687            0.6%
      HSBC Holdings P.L.C. Sponsored ADR......    376,440     19,318,900            0.6%
      Reckitt Benckiser Group P.L.C...........    127,159     10,265,031            0.3%
#     Royal Dutch Shell P.L.C. ADR(780259107).    258,685     21,897,685            0.7%
      Royal Dutch Shell P.L.C. ADR(780259206).    195,713     15,410,442            0.5%
      SABMiller P.L.C.........................    177,232      9,650,453            0.3%
      Vodafone Group P.L.C. Sponsored ADR.....    316,816     12,026,349            0.4%
      Other Securities........................               367,896,458           12.3%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               592,746,380           19.5%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             3,017,345,964           99.0%
                                                          --------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities........................                 2,130,834            0.1%
                                                          --------------          ------
UNITED KINGDOM -- (0.0%)
      Other Securities........................                    93,648            0.0%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................                 2,224,482            0.1%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities........................                    15,347            0.0%
                                                          --------------          ------

FRANCE -- (0.0%)
      Other Securities........................                   126,509            0.0%
                                                          --------------          ------

HONG KONG -- (0.0%)
      Other Securities........................                    18,500            0.0%
                                                          --------------          ------

SPAIN -- (0.0%)
      Other Securities........................                   282,687            0.0%
                                                          --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                   195,911            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   638,954            0.0%
                                                          --------------          ------

                                                Shares/
                                                 Face
                                                Amount       Value+
                                                -------      ------             -
                                                 (000)
SECURITIES LENDING COLLATERAL -- (12.8%)
(S)@  DFA Short Term Investment Fund.......... 38,225,151    442,265,001           14.5%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,739,201,752).....................              $3,462,474,401          113.6%
                                                          ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  7,543,149 $  199,296,680   --    $  206,839,829
  Austria.....................      189,081      9,292,908   --         9,481,989
  Belgium.....................    3,688,738     31,295,155   --        34,983,893
  Canada......................  281,865,274             --   --       281,865,274
  Denmark.....................    5,290,431     38,396,333   --        43,686,764
  Finland.....................    1,730,140     27,112,727   --        28,842,867
  France......................   19,252,865    265,038,168   --       284,291,033
  Germany.....................   23,571,412    220,871,480   --       244,442,892
  Hong Kong...................    1,032,065     82,288,647   --        83,320,712
  Ireland.....................    2,381,377      8,405,587   --        10,786,964
  Israel......................    7,382,132      6,253,529   --        13,635,661
  Italy.......................    6,588,527     63,966,705   --        70,555,232
  Japan.......................   38,521,216    487,914,515   --       526,435,731
  Netherlands.................   13,446,367     65,243,351   --        78,689,718
  New Zealand.................           --      3,643,491   --         3,643,491
  Norway......................    2,220,484     26,161,362   --        28,381,846
  Portugal....................       84,245      4,904,363   --         4,988,608
  Singapore...................           --     41,909,348   --        41,909,348
  Spain.......................   22,299,146     73,322,075   --        95,621,221
  Sweden......................      762,720     89,129,140   --        89,891,860
  Switzerland.................   19,611,858    222,692,793   --       242,304,651
  United Kingdom..............  195,703,285    397,043,095   --       592,746,380
Preferred Stocks
  Germany.....................           --      2,130,834   --         2,130,834
  United Kingdom..............           --         93,648   --            93,648
Rights/Warrants
  Australia...................           --         15,347   --            15,347
  France......................           --        126,509   --           126,509
  Hong Kong...................           --         18,500   --            18,500
  Spain.......................           --        282,687   --           282,687
  United Kingdom..............           --        195,911   --           195,911
Securities Lending Collateral.           --    442,265,001   --       442,265,001
                               ------------ --------------   --    --------------
TOTAL......................... $653,164,512 $2,809,309,889   --    $3,462,474,401
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (87.6%)
AUSTRALIA -- (5.4%)
    Australia & New Zealand Banking Group, Ltd.. 1,174,816 $ 37,779,466            0.3%
    Commonwealth Bank of Australia..............   384,649   28,295,122            0.3%
    National Australia Bank, Ltd................ 1,331,618   43,846,685            0.4%
    Westpac Banking Corp........................ 1,072,084   35,115,589            0.3%
    Other Securities............................            558,033,635            4.8%
                                                           ------------          ------
TOTAL AUSTRALIA.................................            703,070,497            6.1%
                                                           ------------          ------

AUSTRIA -- (0.5%)
    Other Securities............................             59,710,095            0.5%
                                                           ------------          ------

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV.....................   228,944   24,953,943            0.2%
    Other Securities............................            130,112,449            1.2%
                                                           ------------          ------
TOTAL BELGIUM...................................            155,066,392            1.4%
                                                           ------------          ------

BRAZIL -- (0.0%)
    Other Securities............................                  6,373            0.0%
                                                           ------------          ------

CANADA -- (7.7%)
    Suncor Energy, Inc..........................   729,529   28,141,494            0.3%
#   Toronto-Dominion Bank (The).................   701,544   33,750,664            0.3%
    Other Securities............................            933,602,907            8.1%
                                                           ------------          ------
TOTAL CANADA....................................            995,495,065            8.7%
                                                           ------------          ------

CHINA -- (0.0%)
    Other Securities............................                810,990            0.0%
                                                           ------------          ------

DENMARK -- (1.4%)
    Other Securities............................            176,447,554            1.5%
                                                           ------------          ------

FINLAND -- (1.5%)
#*  Nokia Oyj................................... 3,651,928   27,344,067            0.2%
    Other Securities............................            162,290,235            1.5%
                                                           ------------          ------
TOTAL FINLAND...................................            189,634,302            1.7%
                                                           ------------          ------

FRANCE -- (7.1%)
    BNP Paribas SA..............................   468,229   35,184,814            0.3%
    Cie de St-Gobain............................   420,301   25,749,926            0.2%
#   Sanofi ADR..................................   522,052   28,086,398            0.3%
    Total SA....................................   800,396   57,263,657            0.5%
#   Total SA Sponsored ADR......................   595,142   42,397,916            0.4%
    Other Securities............................            735,859,847            6.4%
                                                           ------------          ------
TOTAL FRANCE....................................            924,542,558            8.1%
                                                           ------------          ------

GERMANY -- (6.1%)
#   Allianz SE..................................   150,380   26,170,608            0.2%
    Bayerische Motoren Werke AG.................   248,108   31,188,401            0.3%
    Daimler AG..................................   531,976   49,526,500            0.4%
    Deutsche Telekom AG......................... 1,506,152   25,304,945            0.2%
    Fresenius SE & Co. KGaA.....................   161,560   24,581,785            0.2%
    Linde AG....................................   112,611   23,387,591            0.2%
    RWE AG......................................   673,370   25,696,523            0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
GERMANY -- (Continued)
#   Siemens AG Sponsored ADR..............    195,766 $   25,807,832            0.2%
    Other Securities......................               563,950,455            5.0%
                                                      --------------          ------
TOTAL GERMANY.............................               795,614,640            6.9%
                                                      --------------          ------

GREECE -- (0.0%)
    Other Securities......................                    71,924            0.0%
                                                      --------------          ------

HONG KONG -- (2.3%)
    Other Securities......................               296,427,284            2.6%
                                                      --------------          ------

IRELAND -- (0.4%)
    Other Securities......................                53,315,547            0.5%
                                                      --------------          ------

ISRAEL -- (0.6%)
    Other Securities......................                75,339,506            0.7%
                                                      --------------          ------

ITALY -- (2.5%)
    Other Securities......................               327,008,278            2.9%
                                                      --------------          ------

JAPAN -- (16.8%)
    Mitsubishi UFJ Financial Group, Inc...  4,619,100     24,571,275            0.2%
    Mizuho Financial Group, Inc........... 13,495,060     26,431,521            0.3%
    Sumitomo Mitsui Financial Group, Inc..    754,470     29,824,427            0.3%
    Toyota Motor Corp.....................    437,186     23,620,350            0.2%
    Toyota Motor Corp. Sponsored ADR......    373,184     40,460,609            0.4%
    Other Securities......................             2,036,769,274           17.6%
                                                      --------------          ------
TOTAL JAPAN...............................             2,181,677,456           19.0%
                                                      --------------          ------

NETHERLANDS -- (2.4%)
    Other Securities......................               309,742,635            2.7%
                                                      --------------          ------

NEW ZEALAND -- (0.2%)
    Other Securities......................                33,520,537            0.3%
                                                      --------------          ------

NORWAY -- (0.9%)
    Other Securities......................               119,520,057            1.0%
                                                      --------------          ------

PORTUGAL -- (0.3%)
    Other Securities......................                41,275,501            0.4%
                                                      --------------          ------

SINGAPORE -- (1.2%)
    Other Securities......................               154,841,578            1.4%
                                                      --------------          ------

SPAIN -- (2.5%)
    Banco Santander SA....................  4,226,645     42,036,805            0.4%
    Other Securities......................               283,152,598            2.4%
                                                      --------------          ------
TOTAL SPAIN...............................               325,189,403            2.8%
                                                      --------------          ------

SWEDEN -- (2.9%)
    Nordea Bank AB........................  1,644,450     23,829,063            0.2%
    Other Securities......................               348,318,956            3.0%
                                                      --------------          ------
TOTAL SWEDEN..............................               372,148,019            3.2%
                                                      --------------          ------

SWITZERLAND -- (6.2%)
    ABB, Ltd..............................  1,199,336     28,875,314            0.3%
    Credit Suisse Group AG................  1,122,531     35,587,188            0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                               ------       -------     ---------------
SWITZERLAND -- (Continued)
    Nestle SA...............................  1,067,180 $    82,476,222            0.7%
#   Novartis AG ADR.........................    818,651      71,173,518            0.6%
    Roche Holding AG........................    128,140      37,589,368            0.3%
    Swiss Re AG.............................    365,604      31,968,810            0.3%
    UBS AG..................................  1,549,112      32,397,918            0.3%
    Zurich Insurance Group AG...............    144,746      41,507,170            0.4%
    Other Securities........................                441,725,643            3.8%
                                                        ---------------          ------
TOTAL SWITZERLAND...........................                803,301,151            7.0%
                                                        ---------------          ------

UNITED KINGDOM -- (17.5%)
    Anglo American P.L.C....................  1,385,123      37,028,629            0.3%
    AstraZeneca P.L.C. Sponsored ADR........    426,473      33,712,691            0.3%
    Aviva P.L.C.............................  3,728,348      33,226,253            0.3%
    Barclays P.L.C. Sponsored ADR...........  2,177,140      37,250,873            0.3%
    BG Group P.L.C..........................  1,868,453      37,797,509            0.3%
    BP P.L.C. Sponsored ADR.................  2,000,170     101,248,602            0.9%
    HSBC Holdings P.L.C. Sponsored ADR......  1,787,953      91,757,748            0.8%
*   Lloyds Banking Group P.L.C.............. 23,313,762      29,729,999            0.3%
#   Prudential P.L.C. ADR...................    635,609      29,358,780            0.3%
#   Rio Tinto P.L.C. Sponsored ADR..........    656,443      35,638,290            0.3%
#   Royal Dutch Shell P.L.C. ADR(780259107).  1,398,074     118,346,964            1.0%
    Royal Dutch Shell P.L.C. ADR(780259206).    443,387      34,912,292            0.3%
    Tesco P.L.C.............................  5,068,750      25,110,209            0.2%
    Vodafone Group P.L.C. Sponsored ADR.....  1,234,928      46,877,857            0.4%
    Other Securities........................              1,581,233,578           13.8%
                                                        ---------------          ------
TOTAL UNITED KINGDOM........................              2,273,230,274           19.8%
                                                        ---------------          ------

UNITED STATES -- (0.0%)
    Other Securities........................                  2,046,379            0.0%
                                                        ---------------          ------
TOTAL COMMON STOCKS.........................             11,369,053,995           99.2%
                                                        ---------------          ------

PREFERRED STOCKS -- (0.1%)
FRANCE -- (0.0%)
    Other Securities........................                      7,584            0.0%
                                                        ---------------          ------

GERMANY -- (0.1%)
    Other Securities........................                  6,167,108            0.1%
                                                        ---------------          ------

UNITED KINGDOM -- (0.0%)
    Other Securities........................                    220,292            0.0%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS......................                  6,394,984            0.1%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                     64,003            0.0%
                                                        ---------------          ------

AUSTRIA -- (0.0%)
    Other Securities........................                         --            0.0%
                                                        ---------------          ------

FRANCE -- (0.0%)
    Other Securities........................                    931,517            0.0%
                                                        ---------------          ------

HONG KONG -- (0.0%)
    Other Securities........................                     59,233            0.0%
                                                        ---------------          ------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                           Shares        Value++     of Net Assets**
                                           ------        -------     ---------------
ISRAEL -- (0.0%)
        Other Securities................             $         4,188            0.0%
                                                     ---------------          ------

ITALY -- (0.0%)
        Other Securities................                          --            0.0%
                                                     ---------------          ------

PORTUGAL -- (0.0%)
        Other Securities................                     118,196            0.0%
                                                     ---------------          ------

SINGAPORE -- (0.0%)
        Other Securities................                       1,460            0.0%
                                                     ---------------          ------

SPAIN -- (0.0%)
        Other Securities................                     900,196            0.0%
                                                     ---------------          ------

SWEDEN -- (0.0%)
        Other Securities................                      54,914            0.0%
                                                     ---------------          ------

UNITED KINGDOM -- (0.0%)
        Other Securities................                   1,008,452            0.0%
                                                     ---------------          ------
TOTAL RIGHTS/WARRANTS...................                   3,142,159            0.0%
                                                     ---------------          ------

                                           Shares/
                                            Face
                                           Amount        Value+
                                           -------       ------             -
                                            (000)
SECURITIES LENDING COLLATERAL -- (12.3%)
(S)@    DFA Short Term Investment Fund.. 138,213,468   1,599,129,820           13.9%
                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,943,662,398)..............               $12,977,720,958          113.2%
                                                     ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   27,349,796 $   675,720,701   --    $   703,070,497
  Austria.....................        633,710      59,076,385   --         59,710,095
  Belgium.....................     12,903,368     142,163,024   --        155,066,392
  Brazil......................          6,373              --   --              6,373
  Canada......................    995,459,311          35,754   --        995,495,065
  China.......................             --         810,990   --            810,990
  Denmark.....................      7,667,415     168,780,139   --        176,447,554
  Finland.....................      4,107,611     185,526,691   --        189,634,302
  France......................    106,636,570     817,905,988   --        924,542,558
  Germany.....................     89,203,687     706,410,953   --        795,614,640
  Greece......................             --          71,924   --             71,924
  Hong Kong...................        634,204     295,793,080   --        296,427,284
  Ireland.....................     14,600,045      38,715,502   --         53,315,547
  Israel......................     24,857,510      50,481,996   --         75,339,506
  Italy.......................     18,924,297     308,083,981   --        327,008,278
  Japan.......................    103,863,877   2,077,813,579   --      2,181,677,456
  Netherlands.................     50,534,444     259,208,191   --        309,742,635
  New Zealand.................         78,338      33,442,199   --         33,520,537
  Norway......................     13,497,244     106,022,813   --        119,520,057
  Portugal....................        348,577      40,926,924   --         41,275,501
  Singapore...................             --     154,841,578   --        154,841,578
  Spain.......................     44,575,753     280,613,650   --        325,189,403
  Sweden......................      9,839,720     362,308,299   --        372,148,019
  Switzerland.................    111,966,697     691,334,454   --        803,301,151
  United Kingdom..............    691,897,766   1,581,332,508   --      2,273,230,274
  United States...............      1,489,186         557,193   --          2,046,379
Preferred Stocks
  France......................             --           7,584   --              7,584
  Germany.....................             --       6,167,108   --          6,167,108
  United Kingdom..............             --         220,292   --            220,292
Rights/Warrants
  Australia...................             --          64,003   --             64,003
  Austria.....................             --              --   --                 --
  France......................             --         931,517   --            931,517
  Hong Kong...................             --          59,233   --             59,233
  Israel......................             --           4,188   --              4,188
  Italy.......................             --              --   --                 --
  Portugal....................             --         118,196   --            118,196
  Singapore...................             --           1,460   --              1,460
  Spain.......................             --         900,196   --            900,196
  Sweden......................             --          54,914   --             54,914
  United Kingdom..............             --       1,008,452   --          1,008,452
Securities Lending Collateral              --   1,599,129,820   --      1,599,129,820
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,331,075,499 $10,646,645,459   --    $12,977,720,958
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,419,018,670
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  2,103,306,949
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  1,837,501,135
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,012,307,182
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    844,393,080
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $7,184,900,942)...............................  9,216,527,016
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $7,184,900,942)............................... $9,216,527,016
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $9,216,527,016   --      --    $9,216,527,016
                                  --------------   --      --    --------------
 TOTAL........................... $9,216,527,016   --      --    $9,216,527,016
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $380,419,466
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $372,912,556)............................... $380,419,466
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $397,070,438
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $370,732,046)............................... $397,070,438
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $39,058,159
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $23,030,770).................................. $39,058,159
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $194,297,639
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $135,662,649)............................... $194,297,639
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (93.4%)
  AUSTRALIA -- (20.4%)
  #   CFS Retail Property Trust Group. 15,732,519 $ 29,454,557            1.1%
  #   Dexus Property Group............ 39,586,350   41,879,353            1.6%
      Federation Centres, Ltd......... 10,569,645   24,535,114            1.0%
      Goodman Group................... 12,869,784   59,779,493            2.3%
      GPT Group....................... 12,514,991   45,671,312            1.8%
      Investa Office Fund.............  4,767,134   14,841,377            0.6%
      Stockland....................... 17,051,348   61,813,398            2.4%
      Westfield Group................. 15,048,469  153,558,494            6.0%
      Westfield Retail Trust.......... 22,117,295   65,709,998            2.6%
      Other Securities................              56,615,191            2.1%
                                                  ------------          ------
  TOTAL AUSTRALIA.....................             553,858,287           21.5%
                                                  ------------          ------

  BELGIUM -- (1.5%)
  #   Cofinimmo.......................    133,272   16,330,923            0.6%
      Other Securities................              25,391,147            1.0%
                                                  ------------          ------
  TOTAL BELGIUM.......................              41,722,070            1.6%
                                                  ------------          ------

  CANADA -- (5.8%)
      H&R REIT........................  1,036,249   21,820,749            0.9%
  #   RioCan REIT.....................  1,208,099   30,013,718            1.2%
      Other Securities................             107,221,533            4.1%
                                                  ------------          ------
  TOTAL CANADA........................             159,056,000            6.2%
                                                  ------------          ------

  CHINA -- (0.2%)
      Other Securities................               4,571,991            0.2%
                                                  ------------          ------

  FRANCE -- (4.4%)
      Fonciere Des Regions............    216,638   22,004,934            0.9%
      Gecina SA.......................    170,260   22,917,358            0.9%
      ICADE...........................    263,943   26,929,628            1.0%
      Klepierre.......................    736,242   33,779,445            1.3%
      Other Securities................              12,776,963            0.5%
                                                  ------------          ------
  TOTAL FRANCE........................             118,408,328            4.6%
                                                  ------------          ------

  GERMANY -- (0.4%)
      Other Securities................              10,820,324            0.4%
                                                  ------------          ------

  GREECE -- (0.0%)
      Other Securities................               1,118,030            0.0%
                                                  ------------          ------

  HONG KONG -- (4.1%)
      Link REIT (The)................. 18,378,305   91,500,709            3.6%
      Other Securities................              21,307,504            0.8%
                                                  ------------          ------
  TOTAL HONG KONG.....................             112,808,213            4.4%
                                                  ------------          ------

  ISRAEL -- (0.2%)
      Other Securities................               5,677,221            0.2%
                                                  ------------          ------
  ITALY -- (0.3%)
      Other Securities................               9,202,109            0.4%
                                                  ------------          ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
JAPAN -- (15.9%)
    Advance Residence Investment Corp.....      9,531 $ 21,564,256            0.8%
    Frontier Real Estate Investment Corp..      3,541   18,373,028            0.7%
#   Japan Logistics Fund, Inc.............      5,690   12,841,538            0.5%
#   Japan Prime Realty Investment Corp....      5,974   21,022,232            0.8%
#   Japan Real Estate Investment Corp.....      9,096   48,222,766            1.9%
    Japan Retail Fund Investment Corp.....     17,708   35,616,260            1.4%
#   Kenedix Office Investment Corp........      2,400   11,989,118            0.5%
#   Mori Trust Sogo Reit, Inc.............      8,135   12,209,297            0.5%
#   Nippon Accommodations Fund, Inc.......      3,405   12,009,375            0.5%
#   Nippon Building Fund, Inc.............     10,488   58,150,335            2.3%
#   Nomura Real Estate Office Fund, Inc...      2,663   11,524,505            0.4%
#   Orix JREIT, Inc.......................     13,599   17,299,637            0.7%
#   United Urban Investment Corp..........     18,210   27,483,355            1.1%
    Other Securities......................             123,616,133            4.7%
                                                      ------------          ------
TOTAL JAPAN...............................             431,921,835           16.8%
                                                      ------------          ------

MALAYSIA -- (0.7%)
    Other Securities......................              18,395,261            0.7%
                                                      ------------          ------

MEXICO -- (1.3%)
#   Fibra Uno Administracion S.A. de C.V..  9,758,445   31,991,722            1.3%
    Other Securities......................               3,590,142            0.1%
                                                      ------------          ------
TOTAL MEXICO..............................              35,581,864            1.4%
                                                      ------------          ------

NETHERLANDS -- (9.3%)
    Corio NV..............................    517,775   24,261,738            0.9%
    Eurocommercial Properties NV..........    286,433   13,149,996            0.5%
    Unibail-Rodamco SE....................    708,508  191,470,269            7.5%
#   Wereldhave NV.........................    167,438   14,080,055            0.6%
    Other Securities......................              10,776,088            0.4%
                                                      ------------          ------
TOTAL NETHERLANDS.........................             253,738,146            9.9%
                                                      ------------          ------

NEW ZEALAND -- (0.7%)
    Other Securities......................              18,601,913            0.7%
                                                      ------------          ------

SINGAPORE -- (7.9%)
    Ascendas REIT......................... 16,266,000   29,772,683            1.2%
#   CapitaCommercial Trust................ 16,050,000   20,539,942            0.8%
    CapitaMall Trust...................... 19,365,300   30,869,017            1.2%
    Suntec REIT........................... 17,180,000   23,547,892            0.9%
    Other Securities......................             108,774,168            4.2%
                                                      ------------          ------
TOTAL SINGAPORE...........................             213,503,702            8.3%
                                                      ------------          ------

SOUTH AFRICA -- (2.9%)
    Capital Property Fund................. 11,430,703   11,524,993            0.5%
    Growthpoint Properties, Ltd...........  8,720,596   20,159,101            0.8%
    Other Securities......................              47,430,990            1.8%
                                                      ------------          ------
TOTAL SOUTH AFRICA........................              79,115,084            3.1%
                                                      ------------          ------

TAIWAN -- (0.5%)
    Other Securities......................              12,661,014            0.5%
                                                      ------------          ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                       Shares       Value++     of Net Assets**
                                                       ------       -------     ---------------
TURKEY -- (1.2%)
      Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.. 18,208,982 $   23,910,479            0.9%
      Other Securities...............................                 9,634,868            0.4%
                                                                 --------------          ------
TOTAL TURKEY.........................................                33,545,347            1.3%
                                                                 --------------          ------

UNITED KINGDOM -- (15.7%)
      British Land Co. P.L.C.........................  7,167,344     83,735,630            3.3%
      Derwent London P.L.C...........................    688,726     31,683,138            1.2%
      Great Portland Estates P.L.C...................  2,582,483     27,381,627            1.1%
      Hammerson P.L.C................................  5,226,737     50,443,712            2.0%
      Intu Properties P.L.C..........................  6,250,871     30,880,534            1.2%
      Land Securities Group P.L.C....................  5,795,651    104,114,043            4.0%
      Segro P.L.C....................................  5,504,210     32,576,737            1.3%
      Shaftesbury P.L.C..............................  1,925,660     21,530,655            0.8%
      Other Securities...............................                45,007,374            1.7%
                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................               427,353,450           16.6%
                                                                 --------------          ------
TOTAL COMMON STOCKS..................................             2,541,660,189           98.8%
                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH AFRICA -- (0.0%)
      Other Securities...............................                    34,267            0.0%
                                                                 --------------          ------

                                                       Shares/
                                                        Face
                                                       Amount       Value+
                                                       -------      ------
                                                        (000)
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund................. 15,503,469    179,375,134            7.0%
                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,383,949,446)............................              $2,721,069,590          105.8%
                                                                 ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  553,858,287   --    $  553,858,287
  Belgium.....................           --     41,722,070   --        41,722,070
  Canada...................... $159,056,000             --   --       159,056,000
  China.......................           --      4,571,991   --         4,571,991
  France......................           --    118,408,328   --       118,408,328
  Germany.....................           --     10,820,324   --        10,820,324
  Greece......................           --      1,118,030   --         1,118,030
  Hong Kong...................           --    112,808,213   --       112,808,213
  Israel......................           --      5,677,221   --         5,677,221
  Italy.......................           --      9,202,109   --         9,202,109
  Japan.......................           --    431,921,835   --       431,921,835
  Malaysia....................           --     18,395,261   --        18,395,261
  Mexico......................   35,581,864             --   --        35,581,864
  Netherlands.................           --    253,738,146   --       253,738,146
  New Zealand.................           --     18,601,913   --        18,601,913
  Singapore...................           --    213,503,702   --       213,503,702
  South Africa................           --     79,115,084   --        79,115,084
  Taiwan......................           --     12,661,014   --        12,661,014
  Turkey......................           --     33,545,347   --        33,545,347
  United Kingdom..............           --    427,353,450   --       427,353,450
Rights/Warrants
  South Africa................           --         34,267   --            34,267
Securities Lending Collateral.           --    179,375,134   --       179,375,134
                               ------------ --------------   --    --------------
TOTAL......................... $194,637,864 $2,526,431,726   --    $2,721,069,590
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                                       Shares        Value+
                                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc...............................  52,315,005 $1,543,292,654
Investment in DFA International Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc............................... 186,019,691  1,010,086,920
                                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,084,675,000)..........................................              2,553,379,574
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional Liquid Reserves, 0.074%
  (Cost $7,403,043).................................................   7,403,043      7,403,043
                                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,092,078,043)..........................................             $2,560,782,617
                                                                                 ==============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $2,553,379,574   --      --    $2,553,379,574
 Temporary Cash Investments......      7,403,043   --      --         7,403,043
                                  --------------   --      --    --------------
 TOTAL........................... $2,560,782,617   --      --    $2,560,782,617
                                  ==============   ==      ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
  COMMON STOCKS -- (89.3%)
  AUSTRALIA -- (4.8%)
      Primary Health Care, Ltd..... 10,254,873 $   44,821,248            0.4%
      Other Securities.............               608,331,344            4.9%
                                               --------------            ----
  TOTAL AUSTRALIA..................               653,152,592            5.3%
                                               --------------            ----

  AUSTRIA -- (0.8%)
  #   Wienerberger AG..............  2,849,957     52,899,209            0.4%
      Other Securities                             53,951,197            0.5%
                                               --------------            ----
  TOTAL AUSTRIA....................               106,850,406            0.9%
                                               --------------            ----

  BELGIUM -- (0.8%)
      Other Securities.............               113,216,088            0.9%
                                               --------------            ----

  CANADA -- (8.3%)
  *   Celestica, Inc...............  4,266,945     47,339,128            0.4%
      West Fraser Timber Co., Ltd..  1,144,822     51,180,401            0.4%
      Other Securities.............             1,037,743,280            8.4%
                                               --------------            ----
  TOTAL CANADA.....................             1,136,262,809            9.2%
                                               --------------            ----

  CHINA -- (0.1%)
      Other Securities.............                 7,371,120            0.1%
                                               --------------            ----

  DENMARK -- (1.8%)
  *   Vestas Wind Systems A.S......  3,314,030    147,179,632            1.2%
      Other Securities.............               105,956,002            0.8%
                                               --------------            ----
  TOTAL DENMARK....................               253,135,634            2.0%
                                               --------------            ----

  FINLAND -- (2.1%)
      Huhtamaki Oyj................  1,803,288     47,415,958            0.4%
      Other Securities.............               244,722,435            2.0%
                                               --------------            ----
  TOTAL FINLAND....................               292,138,393            2.4%
                                               --------------            ----

  FRANCE -- (3.9%)
  #*  Air France-KLM...............  3,419,028     49,186,239            0.4%
      Other Securities.............               485,571,574            3.9%
                                               --------------            ----
  TOTAL FRANCE.....................               534,757,813            4.3%
                                               --------------            ----

  GERMANY -- (4.9%)
  *   Aareal Bank AG...............  1,133,243     51,511,183            0.4%
      Aurubis AG...................  1,045,010     55,829,083            0.5%
  #   Bilfinger SE.................    536,449     63,958,308            0.5%
  #   Rheinmetall AG...............    647,831     43,158,259            0.4%
  #   TUI AG.......................  3,423,151     56,999,471            0.5%
      Other Securities.............               394,504,669            3.1%
                                               --------------            ----
  TOTAL GERMANY....................               665,960,973            5.4%
                                               --------------            ----

  GREECE -- (0.0%)
      Other Securities.............                   550,774            0.0%
                                               --------------            ----

  HONG KONG -- (2.0%)
      Other Securities.............               277,530,134            2.2%
                                               --------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                      Shares       Value++     of Net Assets**
                                      ------       -------     ---------------
 IRELAND -- (0.4%)
     Smurfit Kappa Group P.L.C.....   2,066,589 $   46,038,830            0.4%
     Other Securities..............                  6,031,615            0.0%
                                                --------------           -----
 TOTAL IRELAND.....................                 52,070,445            0.4%
                                                --------------           -----

 ISRAEL -- (0.7%)
     Other Securities..............                 92,649,143            0.7%
                                                --------------           -----

 ITALY -- (3.8%)
 #*  Banca Popolare di Milano SCRL.  77,876,899     78,757,121            0.6%
 *   Banco Popolare SC.............   8,136,202    168,146,133            1.4%
 *   UnipolSai SpA.................  12,757,315     46,941,304            0.4%
     Other Securities..............                232,401,233            1.9%
                                                --------------           -----
 TOTAL ITALY.......................                526,245,791            4.3%
                                                --------------           -----

 JAPAN -- (19.0%)
     Other Securities..............              2,611,882,082           21.2%
                                                --------------           -----

 LUXEMBOURG -- (0.0%)
     Other Securities..............                    122,353            0.0%
                                                --------------           -----

 NETHERLANDS -- (2.1%)
 #*  APERAM........................   1,753,419     45,621,474            0.4%
     Delta Lloyd NV................   2,392,235     62,958,731            0.5%
     Other Securities..............                175,524,914            1.4%
                                                --------------           -----
 TOTAL NETHERLANDS.................                284,105,119            2.3%
                                                --------------           -----

 NEW ZEALAND -- (0.3%)
     Other Securities..............                 45,818,058            0.4%
                                                --------------           -----

 NORWAY -- (0.9%)
     Other Securities..............                127,240,320            1.0%
                                                --------------           -----

 PORTUGAL -- (0.6%)
 #*  Banco Comercial Portugues SA.. 187,787,505     57,067,629            0.5%
     Other Securities..............                 22,816,373            0.1%
                                                --------------           -----
 TOTAL PORTUGAL....................                 79,884,002            0.6%
                                                --------------           -----

 SINGAPORE -- (1.4%)
     Other Securities..............                192,081,968            1.6%
                                                --------------           -----

 SPAIN -- (2.4%)
     Bankinter SA..................   9,498,044     72,721,437            0.6%
 *   Gamesa Corp. Tecnologica SA...   7,418,085     73,734,457            0.6%
 #*  Sacyr SA......................   7,565,697     49,830,722            0.4%
     Other Securities..............                129,615,239            1.0%
                                                --------------           -----
 TOTAL SPAIN.......................                325,901,855            2.6%
                                                --------------           -----

 SWEDEN -- (3.5%)
     BillerudKorsnas AB............   3,506,767     51,248,998            0.4%
     Holmen AB Class B.............   1,385,639     48,972,666            0.4%
 #   Trelleborg AB Class B.........   5,405,103    115,650,402            0.9%
     Other Securities..............                264,275,372            2.2%
                                                --------------           -----
 TOTAL SWEDEN......................                480,147,438            3.9%
                                                --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value++     of Net Assets**
                                            ------       -------     ---------------
SWITZERLAND -- (3.9%)
    Helvetia Holding AG..................    121,594 $    60,608,318            0.5%
    Swiss Life Holding AG................    180,130      44,379,643            0.4%
    Other Securities.....................                432,661,095            3.5%
                                                     ---------------           -----
TOTAL SWITZERLAND........................                537,649,056            4.4%
                                                     ---------------           -----

UNITED KINGDOM -- (20.8%)
    Amlin P.L.C.......................... 11,024,189      83,350,349            0.7%
    Ashtead Group P.L.C..................  9,060,925     134,248,301            1.1%
    Barratt Developments P.L.C........... 23,304,329     145,749,037            1.2%
    Beazley P.L.C........................ 12,470,827      51,733,665            0.4%
    Bellway P.L.C........................  3,448,205      83,973,177            0.7%
    Bodycote P.L.C.......................  5,021,077      61,957,596            0.5%
    Bovis Homes Group P.L.C..............  3,820,358      51,089,368            0.4%
    Catlin Group, Ltd....................  9,072,341      81,027,071            0.7%
    CSR P.L.C............................  4,886,688      47,481,162            0.4%
*   Dixons Retail P.L.C.................. 74,506,019      56,667,531            0.5%
    DS Smith P.L.C....................... 15,172,280      80,853,845            0.7%
    easyJet P.L.C........................  1,792,771      49,605,324            0.4%
    Greene King P.L.C....................  4,908,532      73,898,809            0.6%
    Hiscox, Ltd..........................  8,547,223     101,972,677            0.8%
    Home Retail Group P.L.C.............. 17,508,245      60,496,425            0.5%
    Inchcape P.L.C.......................  8,776,728      95,343,359            0.8%
    Millennium & Copthorne Hotels P.L.C..  4,813,561      45,187,618            0.4%
    Mondi P.L.C..........................  4,406,737      73,257,173            0.6%
*   Persimmon P.L.C......................  7,739,467     171,754,093            1.4%
    SIG P.L.C............................ 14,208,459      46,048,206            0.4%
    Taylor Wimpey P.L.C.................. 76,091,760     135,325,001            1.1%
*   Thomas Cook Group P.L.C.............. 26,803,185      79,232,848            0.7%
    Travis Perkins P.L.C.................  4,514,252     130,328,001            1.1%
    Other Securities.....................                910,456,432            7.0%
                                                     ---------------           -----
TOTAL UNITED KINGDOM.....................              2,851,037,068           23.1%
                                                     ---------------           -----
TOTAL COMMON STOCKS......................             12,247,761,434           99.2%
                                                     ---------------           -----

PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
    Other Securities.....................                     10,799            0.0%
                                                     ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.....................                    194,468            0.0%
                                                     ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

FRANCE -- (0.0%)
    Other Securities.....................                  4,405,989            0.0%
                                                     ---------------           -----

HONG KONG -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

ISRAEL -- (0.0%)
    Other Securities.....................                     56,668            0.0%
                                                     ---------------           -----

SINGAPORE -- (0.0%)
    Other Securities.....................                        442            0.0%
                                                     ---------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                           Shares        Value++     of Net Assets**
                                           ------        -------     ---------------
SWEDEN -- (0.0%)
        Other Securities................             $        21,426            0.0%
                                                     ---------------          ------
TOTAL RIGHTS/WARRANTS...................                   4,678,993            0.0%
                                                     ---------------          ------

                                           Shares/
                                            Face
                                           Amount        Value+
                                           -------       ------
                                            (000)
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@    DFA Short Term Investment Fund.. 126,129,433   1,459,317,538           11.8%
                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,916,859,971)..............               $13,711,768,764          111.0%
                                                     ===============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $      741,079 $   652,411,513   --    $   653,152,592
  Austria.....................             --     106,850,406   --        106,850,406
  Belgium.....................             --     113,216,088   --        113,216,088
  Canada......................  1,135,620,017         642,792   --      1,136,262,809
  China.......................             --       7,371,120   --          7,371,120
  Denmark.....................             --     253,135,634   --        253,135,634
  Finland.....................          2,509     292,135,884   --        292,138,393
  France......................             --     534,757,813   --        534,757,813
  Germany.....................            953     665,960,020   --        665,960,973
  Greece......................             --         550,774   --            550,774
  Hong Kong...................             --     277,530,134   --        277,530,134
  Ireland.....................             --      52,070,445   --         52,070,445
  Israel......................             --      92,649,143   --         92,649,143
  Italy.......................             --     526,245,791   --        526,245,791
  Japan.......................        737,791   2,611,144,291   --      2,611,882,082
  Luxembourg..................             --         122,353   --            122,353
  Netherlands.................             --     284,105,119   --        284,105,119
  New Zealand.................             --      45,818,058   --         45,818,058
  Norway......................             --     127,240,320   --        127,240,320
  Portugal....................             --      79,884,002   --         79,884,002
  Singapore...................             --     192,081,968   --        192,081,968
  Spain.......................        385,079     325,516,776   --        325,901,855
  Sweden......................             --     480,147,438   --        480,147,438
  Switzerland.................             --     537,649,056   --        537,649,056
  United Kingdom..............      1,357,865   2,849,679,203   --      2,851,037,068
Preferred Stocks
  France......................             --          10,799   --             10,799
Rights/Warrants
  Australia...................             --         194,468   --            194,468
  Austria.....................             --              --   --                 --
  France......................             --       4,405,989   --          4,405,989
  Hong Kong...................             --              --   --                 --
  Israel......................             --          56,668   --             56,668
  Singapore...................             --             442   --                442
  Sweden......................             --          21,426   --             21,426
Securities Lending Collateral              --   1,459,317,538   --      1,459,317,538
                               -------------- ---------------   --    ---------------
TOTAL......................... $1,138,845,293 $12,572,923,471   --    $13,711,768,764
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (89.0%)
AUSTRALIA -- (5.9%)
    Australia & New Zealand Banking Group, Ltd.. 122,194 $  3,929,487            0.3%
    National Australia Bank, Ltd................ 100,779    3,318,388            0.3%
    Origin Energy, Ltd.......................... 187,380    2,603,063            0.2%
    Other Securities............................           75,419,644            5.8%
                                                         ------------            ----
TOTAL AUSTRALIA.................................           85,270,582            6.6%
                                                         ------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................            7,419,876            0.6%
                                                         ------------            ----

BELGIUM -- (1.4%)
    Other Securities............................           19,871,642            1.5%
                                                         ------------            ----

BRAZIL -- (0.0%)
    Other Securities............................                2,108            0.0%
                                                         ------------            ----

CANADA -- (8.0%)
    Other Securities............................          116,086,834            9.0%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................              143,635            0.0%
                                                         ------------            ----

DENMARK -- (1.5%)
    Other Securities............................           21,021,087            1.6%
                                                         ------------            ----

FINLAND -- (1.9%)
#   Fortum Oyj.................................. 101,620    2,295,807            0.2%
#*  Nokia Oyj................................... 438,160    3,280,754            0.3%
    UPM-Kymmene Oyj............................. 170,168    2,980,288            0.2%
    Other Securities............................           19,056,773            1.4%
                                                         ------------            ----
TOTAL FINLAND...................................           27,613,622            2.1%
                                                         ------------            ----

FRANCE -- (6.6%)
*   Alcatel-Lucent.............................. 763,771    3,028,903            0.2%
    BNP Paribas SA..............................  41,203    3,096,177            0.3%
    Cie de St-Gobain............................  42,228    2,587,117            0.2%
*   Credit Agricole SA.......................... 153,510    2,422,149            0.2%
    Lafarge SA..................................  30,333    2,775,434            0.2%
    Orange SA................................... 153,868    2,492,857            0.2%
    Renault SA..................................  30,047    2,937,691            0.2%
    Sanofi......................................  23,775    2,565,794            0.2%
    Societe Generale SA.........................  51,102    3,182,488            0.3%
    Total SA....................................  63,258    4,525,740            0.4%
    Other Securities............................           66,076,408            5.0%
                                                         ------------            ----
TOTAL FRANCE....................................           95,690,758            7.4%
                                                         ------------            ----

GERMANY -- (5.7%)
#   Allianz SE..................................  20,504    3,568,308            0.3%
    Bayerische Motoren Werke AG.................  19,013    2,390,028            0.2%
*   Commerzbank AG.............................. 141,238    2,518,434            0.2%
    Daimler AG..................................  38,229    3,559,086            0.3%
    RWE AG......................................  85,573    3,265,558            0.3%
    Other Securities............................           66,343,426            5.0%
                                                         ------------            ----
TOTAL GERMANY...................................           81,644,840            6.3%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------

GREECE -- (0.0%)
    Other Securities......................           $          1            0.0%
                                                     ------------           -----

HONG KONG -- (2.5%)
    Other Securities......................             35,449,540            2.7%
                                                     ------------           -----

IRELAND -- (0.5%)
    Other Securities......................              7,289,034            0.6%
                                                     ------------           -----

ISRAEL -- (0.6%)
    Other Securities......................              8,578,989            0.7%
                                                     ------------           -----

ITALY -- (2.6%)
#*  Banco Popolare SC.....................   143,248    2,960,423            0.2%
    Unione di Banche Italiane SCPA........   339,391    3,239,654            0.3%
    Other Securities......................             31,154,981            2.4%
                                                     ------------           -----
TOTAL ITALY...............................             37,355,058            2.9%
                                                     ------------           -----

JAPAN -- (17.4%)
    Mitsubishi UFJ Financial Group, Inc...   543,100    2,889,017            0.2%
    Mizuho Financial Group, Inc........... 1,155,460    2,263,092            0.2%
    Sumitomo Mitsui Financial Group, Inc..    63,441    2,507,842            0.2%
    Other Securities......................            243,475,607           18.8%
                                                     ------------           -----
TOTAL JAPAN...............................            251,135,558           19.4%
                                                     ------------           -----

NETHERLANDS -- (2.4%)
    Aegon NV..............................   258,749    2,371,799            0.2%
    Other Securities......................             32,016,800            2.5%
                                                     ------------           -----
TOTAL NETHERLANDS.........................             34,388,599            2.7%
                                                     ------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................              5,800,408            0.4%
                                                     ------------           -----

NORWAY -- (1.0%)
    Other Securities......................             14,244,438            1.1%
                                                     ------------           -----

PORTUGAL -- (0.4%)
    Other Securities......................              6,389,074            0.5%
                                                     ------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................             19,388,752            1.5%
                                                     ------------           -----

SPAIN -- (2.4%)
    Banco de Sabadell SA..................   737,273    2,508,410            0.2%
    Banco Popular Espanol SA..............   355,602    2,620,401            0.2%
    Banco Santander SA....................   494,085    4,914,003            0.4%
    Other Securities......................             25,077,148            1.9%
                                                     ------------           -----
TOTAL SPAIN...............................             35,119,962            2.7%
                                                     ------------           -----

SWEDEN -- (2.9%)
    Other Securities......................             42,060,472            3.2%
                                                     ------------           -----

SWITZERLAND -- (6.0%)
    Aryzta AG.............................    25,690    2,374,667            0.2%
    Credit Suisse Group AG................   127,686    4,047,982            0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------

SWITZERLAND -- (Continued)
    Holcim, Ltd.............................    28,208 $    2,587,136            0.2%
    Julius Baer Group, Ltd..................    64,356      3,014,461            0.2%
    Nestle SA...............................    64,442      4,980,353            0.4%
    Novartis AG.............................    53,863      4,682,445            0.4%
    Swiss Re AG.............................    55,384      4,842,837            0.4%
    Zurich Insurance Group AG...............    15,572      4,465,406            0.4%
    Other Securities........................               56,405,005            4.2%
                                                       --------------           -----
TOTAL SWITZERLAND...........................               87,400,292            6.7%
                                                       --------------           -----

UNITED KINGDOM -- (17.1%)
    Anglo American P.L.C....................   214,596      5,736,816            0.4%
    Aviva P.L.C.............................   255,520      2,277,140            0.2%
    Barratt Developments P.L.C..............   440,009      2,751,887            0.2%
    BP P.L.C................................   304,568      2,571,502            0.2%
    BP P.L.C. Sponsored ADR.................   118,597      6,003,380            0.5%
    HSBC Holdings P.L.C. Sponsored ADR......   175,852      9,024,725            0.7%
*   Lloyds Banking Group P.L.C.............. 2,002,798      2,553,993            0.2%
    Old Mutual P.L.C........................   684,794      2,314,662            0.2%
    Resolution, Ltd.........................   461,924      2,330,334            0.2%
    Royal Dutch Shell P.L.C. ADR(780259107).    83,543      7,071,915            0.6%
    Royal Dutch Shell P.L.C. ADR(780259206).    80,746      6,357,940            0.5%
    Vodafone Group P.L.C. Sponsored ADR.....   100,243      3,805,231            0.3%
    Other Securities........................              194,442,210           14.9%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              247,241,735           19.1%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  442,310            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,287,049,206           99.3%
                                                       --------------           -----

PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities........................                  223,512            0.0%
                                                       --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities........................                   17,710            0.0%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................                  241,222            0.0%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                    7,208            0.0%
                                                       --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------           -----

FRANCE -- (0.0%)
    Other Securities........................                  176,352            0.1%
                                                       --------------           -----

HONG KONG -- (0.0%)
    Other Securities........................                    5,333            0.0%
                                                       --------------           -----

ISRAEL -- (0.0%)
    Other Securities........................                    1,030            0.0%
                                                       --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
PORTUGAL -- (0.0%)
        Other Securities................            $       17,815            0.0%
                                                    --------------          ------

SINGAPORE -- (0.0%)
        Other Securities................                     7,113            0.0%
                                                    --------------          ------

SPAIN -- (0.0%)
        Other Securities................                   109,998            0.0%
                                                    --------------          ------

SWEDEN -- (0.0%)
        Other Securities................                     8,621            0.0%
                                                    --------------          ------

UNITED KINGDOM -- (0.0%)
        Other Securities................                    65,564            0.0%
                                                    --------------          ------

TOTAL RIGHTS/WARRANTS...................                   399,034            0.1%
                                                    --------------          ------

                                          Shares/
                                           Face
                                          Amount       Value+
                                          -------      ------             -
                                           (000)
SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@    DFA Short Term Investment Fund.. 13,700,803    158,518,289           12.2%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,166,313,446)...............              $1,446,207,751          111.6%
                                                    ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,165,621 $   84,104,961   --    $   85,270,582
  Austria.....................       43,407      7,376,469   --         7,419,876
  Belgium.....................      963,430     18,908,212   --        19,871,642
  Brazil......................        2,108             --   --             2,108
  Canada......................  116,078,253          8,581   --       116,086,834
  China.......................           --        143,635   --           143,635
  Denmark.....................           --     21,021,087   --        21,021,087
  Finland.....................       22,326     27,591,296   --        27,613,622
  France......................    2,203,144     93,487,614   --        95,690,758
  Germany.....................    3,912,672     77,732,168   --        81,644,840
  Greece......................           --              1   --                 1
  Hong Kong...................      151,268     35,298,272   --        35,449,540
  Ireland.....................    1,934,504      5,354,530   --         7,289,034
  Israel......................    1,417,135      7,161,854   --         8,578,989
  Italy.......................    1,090,925     36,264,133   --        37,355,058
  Japan.......................    4,568,327    246,567,231   --       251,135,558
  Netherlands.................    5,486,144     28,902,455   --        34,388,599
  New Zealand.................        3,451      5,796,957   --         5,800,408
  Norway......................      708,863     13,535,575   --        14,244,438
  Portugal....................           --      6,389,074   --         6,389,074
  Singapore...................           --     19,388,752   --        19,388,752
  Spain.......................    1,381,192     33,738,770   --        35,119,962
  Sweden......................      130,505     41,929,967   --        42,060,472
  Switzerland.................    5,732,891     81,667,401   --        87,400,292
  United Kingdom..............   43,379,209    203,862,526   --       247,241,735
  United States...............      261,294        181,016   --           442,310
Preferred Stocks
  Germany.....................           --        223,512   --           223,512
  United Kingdom..............           --         17,710   --            17,710
Rights/Warrants
  Australia...................           --          7,208   --             7,208
  Austria.....................           --             --   --                --
  France......................           --        176,352   --           176,352
  Hong Kong...................           --          5,333   --             5,333
  Israel......................           --          1,030   --             1,030
  Portugal....................           --         17,815   --            17,815
  Singapore...................           --          7,113   --             7,113
  Spain.......................           --        109,998   --           109,998
  Sweden......................           --          8,621   --             8,621
  United Kingdom..............           --         65,564   --            65,564
Securities Lending Collateral.           --    158,518,289   --       158,518,289
                               ------------ --------------   --    --------------
TOTAL......................... $190,636,669 $1,255,571,082   --    $1,446,207,751
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                                                              Shares     Value+
                                                              ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................         $ 83,290,755
Investment in Dimensional Emerging Markets Value Fund........           25,156,979
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 492,190   10,582,093
                                                                      ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $102,766,559).....................................          119,029,827
                                                                      ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $102,766,559).....................................         $119,029,827
                                                                      ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $119,029,827   --      --    $119,029,827
                                    ------------   --      --    ------------
   TOTAL........................... $119,029,827   --      --    $119,029,827
                                    ============   ==      ==    ============


                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                               Shares      Value+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 4,156,347 $ 89,361,459
Investment in Dimensional Emerging Markets Value Fund........             33,114,738
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,051,685   12,977,794
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................              8,628,037
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $127,171,473).....................................            144,082,028
                                                                        ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $127,171,473).....................................           $144,082,028
                                                                        ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $144,082,028   --      --    $144,082,028
                                    ------------   --      --    ------------
   TOTAL........................... $144,082,028   --      --    $144,082,028
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                            Shares      Value+
                                                          ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 12,532,551 $165,053,695
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................  2,486,894   49,041,546
                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $194,730,846).................................             214,095,241
                                                                     ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $194,730,846).................................            $214,095,241
                                                                     ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $214,095,241   --      --    $214,095,241
                                    ------------   --      --    ------------
   TOTAL........................... $214,095,241   --      --    $214,095,241
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,911,282 $ 48,239,940
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,170,732   41,758,540
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   878,674   17,327,446
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $89,796,778)..................................            107,325,926
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $89,796,778)..................................           $107,325,926
                                                                    ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                   ------------------------------------------
                                     Level 1    Level 2  Level 3     Total
                                   ------------ -------  ------- ------------
  Affiliated Investment Companies. $107,325,926      --    --    $107,325,926
  Futures Contracts**.............       11,733      --    --          11,733
  Forward Currency Contracts**....           -- $(4,611)   --          (4,611)
                                   ------------ -------    --    ------------
  TOTAL........................... $107,337,659 $(4,611)   --    $107,333,048
                                   ============ =======    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                          EMERGING MARKETS PORTFOLIO

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Series of The DFA
    Investment Trust Company.................................. $3,865,541,570
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $2,811,506,415)........................................ $3,865,541,570
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Small Cap Series of The
    DFA Investment Trust Company.............................. $4,318,081,018
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $3,854,021,374)........................................ $4,318,081,018
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                   Value+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in Dimensional Emerging Markets Value Fund....... $18,795,867,195
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $18,820,240,077)....................................... $18,795,867,195
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (87.6%)
BRAZIL -- (6.7%)
    AMBEV SA ADR........................................   6,417,027 $   46,523,446            0.3%
    BM&FBovespa SA......................................   9,686,489     49,523,926            0.4%
    Petroleo Brasileiro SA ADR..........................   3,836,209     53,246,581            0.4%
#   Vale SA Sponsored ADR(91912E105)....................   3,456,710     45,697,706            0.3%
    Other Securities....................................                834,387,140            5.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,029,378,799            7.2%
                                                                     --------------           -----
CHILE -- (1.4%)
    Other Securities....................................                215,878,185            1.5%
                                                                     --------------           -----
CHINA -- (13.2%)
    Bank of China, Ltd. Class H......................... 157,471,702     69,585,230            0.5%
    China Construction Bank Corp. Class H............... 158,865,302    109,994,041            0.8%
    China Mobile, Ltd...................................   3,987,000     37,950,155            0.3%
    China Mobile, Ltd. Sponsored ADR....................   1,837,282     87,142,285            0.6%
    CNOOC, Ltd..........................................  21,558,000     35,465,333            0.3%
#   CNOOC, Ltd. ADR.....................................     213,780     35,314,318            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 158,902,725     94,741,662            0.7%
    Tencent Holdings, Ltd...............................   1,224,700     77,138,952            0.6%
    Other Securities....................................              1,494,120,830           10.2%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,041,452,806           14.3%
                                                                     --------------           -----
COLOMBIA -- (0.5%)
    Other Securities....................................                 76,048,438            0.5%
                                                                     --------------           -----
CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                 40,891,082            0.3%
                                                                     --------------           -----
EGYPT -- (0.1%)
    Other Securities....................................                  9,188,254            0.1%
                                                                     --------------           -----
GREECE -- (0.5%)
    Other Securities....................................                 80,128,027            0.6%
                                                                     --------------           -----
HUNGARY -- (0.2%)
    Other Securities....................................                 38,110,855            0.3%
                                                                     --------------           -----
INDIA -- (7.2%)
    HDFC Bank, Ltd......................................   2,994,559     36,021,014            0.3%
#   Infosys, Ltd. Sponsored ADR.........................     875,587     47,027,778            0.3%
    Reliance Industries, Ltd............................   3,980,031     61,885,899            0.5%
    Other Securities....................................                968,812,215            6.7%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,113,746,906            7.8%
                                                                     --------------           -----
INDONESIA -- (2.9%)
    Astra International Tbk PT..........................  60,036,200     38,680,848            0.3%
    Other Securities....................................                408,123,547            2.8%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                446,804,395            3.1%
                                                                     --------------           -----
ISRAEL -- (0.0%)
    Other Securities....................................                    197,002            0.0%
                                                                     --------------           -----
MALAYSIA -- (4.3%)
#   CIMB Group Holdings Bhd.............................  16,181,395     37,275,314            0.3%
    Malayan Banking Bhd.................................  14,680,988     44,564,178            0.3%
    Other Securities....................................                585,447,642            4.1%
                                                                     --------------           -----
TOTAL MALAYSIA..........................................                667,287,134            4.7%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
MEXICO -- (5.0%)
    America Movil S.A.B. de C.V. Series L ADR...........  2,771,184 $   55,645,374            0.4%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  6,545,913     82,740,339            0.6%
#   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    599,632     54,428,597            0.4%
#   Grupo Financiero Banorte S.A.B. de C.V..............  8,827,008     58,625,192            0.4%
#   Grupo Mexico S.A.B. de C.V. Series B................ 12,753,153     38,407,386            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,810,392     59,398,962            0.4%
    Other Securities....................................               421,286,430            2.9%
                                                                    --------------           -----
TOTAL MEXICO............................................               770,532,280            5.4%
                                                                    --------------           -----
PERU -- (0.1%)
    Other Securities....................................                21,006,749            0.1%
                                                                    --------------           -----
PHILIPPINES -- (1.4%)
    Other Securities....................................               208,990,003            1.5%
                                                                    --------------           -----
POLAND -- (2.1%)
    Powszechna Kasa Oszczednosci Bank Polski SA.........  3,042,817     41,757,735            0.3%
    Other Securities....................................               276,377,295            1.9%
                                                                    --------------           -----
TOTAL POLAND............................................               318,135,030            2.2%
                                                                    --------------           -----
RUSSIA -- (2.4%)
    Gazprom OAO Sponsored ADR........................... 12,507,217     90,388,857            0.6%
    Lukoil OAO Sponsored ADR............................  1,314,573     69,592,735            0.5%
    Sberbank of Russia Sponsored ADR....................  4,255,587     35,849,359            0.3%
    Other Securities....................................               176,863,111            1.2%
                                                                    --------------           -----
TOTAL RUSSIA............................................               372,694,062            2.6%
                                                                    --------------           -----
SOUTH AFRICA -- (7.4%)
#   Bidvest Group, Ltd..................................  1,371,437     37,656,689            0.3%
    FirstRand, Ltd...................................... 10,566,034     38,876,557            0.3%
    MTN Group, Ltd......................................  4,151,165     83,279,867            0.6%
    Naspers, Ltd. Class N...............................    654,201     61,821,507            0.4%
    Sanlam, Ltd.........................................  8,139,212     43,602,905            0.3%
    Sasol, Ltd..........................................    919,023     51,506,006            0.4%
    Sasol, Ltd. Sponsored ADR...........................    947,919     52,524,192            0.4%
    Standard Bank Group, Ltd............................  4,181,964     54,946,605            0.4%
    Steinhoff International Holdings, Ltd...............  8,312,234     43,193,202            0.3%
    Other Securities....................................               675,819,987            4.6%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................             1,143,227,517            8.0%
                                                                    --------------           -----
SOUTH KOREA -- (13.8%)
    Hana Financial Group, Inc...........................  1,140,149     40,231,352            0.3%
    Hyundai Mobis.......................................    153,167     43,757,279            0.3%
#   Hyundai Motor Co....................................    364,834     81,345,741            0.6%
    Kia Motors Corp.....................................    649,372     36,028,576            0.3%
#   POSCO ADR...........................................    511,345     37,634,992            0.3%
#   Samsung Electronics Co., Ltd........................    266,899    348,025,666            2.5%
    Other Securities....................................             1,550,304,091           10.7%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             2,137,327,697           15.0%
                                                                    --------------           -----
TAIWAN -- (13.4%)
    Hon Hai Precision Industry Co., Ltd................. 31,724,623     91,111,876            0.7%
    Taiwan Semiconductor Manufacturing Co., Ltd......... 40,714,652    159,982,333            1.1%
    Other Securities....................................             1,817,777,237           12.7%
                                                                    --------------           -----
TOTAL TAIWAN............................................             2,068,871,446           14.5%
                                                                    --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                           Shares       Value++     of Net Assets**
                                           ------       -------     ---------------
THAILAND -- (2.8%)
    Other Securities.....................           $   425,257,152            3.0%
                                                    ---------------           -----
TURKEY -- (2.0%)
    Other Securities.....................               310,315,543            2.2%
                                                    ---------------           -----
TOTAL COMMON STOCKS......................            13,535,469,362           94.9%
                                                    ---------------           -----
PREFERRED STOCKS -- (3.6%)
BRAZIL -- (3.5%)
#   Banco Bradesco SA ADR................ 5,097,969      75,806,794            0.5%
    Itau Unibanco Holding SA............. 2,951,785      48,716,532            0.4%
    Itau Unibanco Holding SA ADR......... 5,554,966      90,879,242            0.7%
#   Petroleo Brasileiro SA Sponsored ADR. 5,128,535      75,902,318            0.5%
    Vale SA Sponsored ADR................ 4,036,193      47,909,611            0.4%
    Other Securities.....................               196,079,468            1.3%
                                                    ---------------           -----
TOTAL BRAZIL.............................               535,293,965            3.8%
                                                    ---------------           -----
CHILE -- (0.0%)
    Other Securities.....................                 1,666,912            0.0%
                                                    ---------------           -----
COLOMBIA -- (0.1%)
    Other Securities.....................                11,297,396            0.1%
                                                    ---------------           -----
INDIA -- (0.0%)
    Other Securities.....................                   376,100            0.0%
                                                    ---------------           -----
TOTAL PREFERRED STOCKS...................               548,634,373            3.9%
                                                    ---------------           -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.....................                     3,614            0.0%
                                                    ---------------           -----
CHILE -- (0.0%)
    Other Securities.....................                        --            0.0%
                                                    ---------------           -----
HONG KONG -- (0.0%)
    Other Securities.....................                     2,620            0.0%
                                                    ---------------           -----
INDIA -- (0.0%)
    Other Securities.....................                     1,400            0.0%
                                                    ---------------           -----
MALAYSIA -- (0.0%)
    Other Securities.....................                    32,807            0.0%
                                                    ---------------           -----
PHILIPPINES -- (0.0%)
    Other Securities.....................                     8,573            0.0%
                                                    ---------------           -----
SOUTH AFRICA -- (0.0%)
    Other Securities.....................                    22,898            0.0%
                                                    ---------------           -----
SOUTH KOREA -- (0.0%)
    Other Securities.....................                   658,482            0.0%
                                                    ---------------           -----
TAIWAN -- (0.0%)
    Other Securities.....................                     1,067            0.0%
                                                    ---------------           -----
THAILAND -- (0.0%)
    Other Securities.....................                   683,885            0.0%
                                                    ---------------           -----
TURKEY -- (0.0%)
    Other Securities.....................                   644,458            0.0%
                                                    ---------------           -----
TOTAL RIGHTS/WARRANTS....................                 2,059,804            0.0%
                                                    ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                          Shares/
                                           Face                       Percentage
                                          Amount        Value+      of Net Assets**
                                          -------       ------      ---------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@   DFA Short Term Investment Fund.. 117,489,125 $ 1,359,349,182            9.5%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,362,067,155).............               $15,445,512,721          108.3%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,029,378,799              --   --    $ 1,029,378,799
  Chile.......................    215,878,185              --   --        215,878,185
  China.......................    218,118,001 $ 1,823,334,805   --      2,041,452,806
  Colombia....................     76,048,438              --   --         76,048,438
  Czech Republic..............             --      40,891,082   --         40,891,082
  Egypt.......................             --       9,188,254   --          9,188,254
  Greece......................      3,127,948      77,000,079   --         80,128,027
  Hungary.....................        259,235      37,851,620   --         38,110,855
  India.......................     96,383,021   1,017,363,885   --      1,113,746,906
  Indonesia...................     14,873,084     431,931,311   --        446,804,395
  Israel......................             --         197,002   --            197,002
  Malaysia....................             --     667,287,134   --        667,287,134
  Mexico......................    770,410,285         121,995   --        770,532,280
  Peru........................     21,006,749              --   --         21,006,749
  Philippines.................      4,292,475     204,697,528   --        208,990,003
  Poland......................             --     318,135,030   --        318,135,030
  Russia......................     18,245,778     354,448,284   --        372,694,062
  South Africa................    103,835,775   1,039,391,742   --      1,143,227,517
  South Korea.................     97,629,876   2,039,697,821   --      2,137,327,697
  Taiwan......................     46,309,507   2,022,561,939   --      2,068,871,446
  Thailand....................    424,964,654         292,498   --        425,257,152
  Turkey......................      4,256,063     306,059,480   --        310,315,543
Preferred Stocks
  Brazil......................    535,293,965              --   --        535,293,965
  Chile.......................      1,666,912              --   --          1,666,912
  Colombia....................     11,297,396              --   --         11,297,396
  India.......................        376,100              --   --            376,100
Rights/Warrants
  Brazil......................             --           3,614   --              3,614
  Chile.......................             --              --   --                 --
  Hong Kong...................             --           2,620   --              2,620
  India.......................             --           1,400   --              1,400
  Malaysia....................             --          32,807   --             32,807
  Philippines.................             --           8,573   --              8,573
  South Africa................             --          22,898   --             22,898
  South Korea.................         14,213         644,269   --            658,482
  Taiwan......................          1,067              --   --              1,067
  Thailand....................             --         683,885   --            683,885
  Turkey......................             --         644,458   --            644,458
Securities Lending Collateral.             --   1,359,349,182   --      1,359,349,182
                               -------------- ---------------   --    ---------------
TOTAL......................... $3,693,667,526 $11,751,845,195   --    $15,445,512,721
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                     Enhanced U.S.
                                                                         Large     U.S. Large Cap
                                                                        Company        Equity     U.S. Large Cap   U.S. Targeted
                                                                       Portfolio     Portfolio    Value Portfolio Value Portfolio
-                                                                    ------------- -------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --             --  $   13,614,026             --
Investments at Value (including $0, $24,192, $0 and $846,388 of
 securities on loan, respectively).................................. $    195,364   $    197,133              --   $  4,946,183
Temporary Cash Investments at Value & Cost..........................           --            664              --         15,511
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --         24,577              --        866,271
Cash................................................................        2,452             --              --          5,694
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........           --             --              --         12,756
  Dividends, Interest and Tax Reclaims..............................        1,046            167              --          1,702
  Securities Lending Income.........................................           --              6              --            308
  Fund Shares Sold..................................................           34            109          10,312          6,830
  Futures Margin Variation..........................................          616             --              --             --
Unrealized Gain on Forward Currency Contracts.......................           15             --              --             --
Deferred Offering Costs.............................................           --              7              --             --
Prepaid Expenses and Other Assets...................................           15             18              97             53
                                                                     ------------   ------------  --------------   ------------
    Total Assets....................................................      199,542        222,681      13,624,435      5,855,308
                                                                     ------------   ------------  --------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --         24,577              --        866,271
  Investment Securities/Affiliated Investment Company
   Purchased........................................................           --            445              --         14,408
  Fund Shares Redeemed..............................................          114            157           4,455          4,364
  Due to Advisor....................................................           32             14           1,662          1,423
Unrealized Loss on Forward Currency Contracts.......................          267             --              --             --
Accrued Expenses and Other Liabilities..............................           19              9             371            237
                                                                     ------------   ------------  --------------   ------------
    Total Liabilities...............................................          432         25,202           6,488        886,703
                                                                     ------------   ------------  --------------   ------------
NET ASSETS.......................................................... $    199,110   $    197,479  $   13,617,947   $  4,968,605
                                                                     ============   ============  ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $12,061 and shares outstanding of 0; 0; 0 and 527,767,
 respectively.......................................................          N/A            N/A             N/A   $      22.85
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A    100,000,000
                                                                     ============   ============  ==============   ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $77,227 and shares outstanding of 0; 0; 0 and 3,389,444,
 respectively.......................................................          N/A            N/A             N/A   $      22.78
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A            N/A             N/A    100,000,000
                                                                     ============   ============  ==============   ============
Institutional Class Shares -- based on net assets of $199,110;
 $197,479; $13,617,947 and $4,879,317 and shares
 outstanding of 15,750,989; 16,582,695; 422,542,710 and
 213,729,854, respectively.......................................... $      12.64   $      11.91  $        32.23   $      22.83
                                                                     ============   ============  ==============   ============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000    100,000,000   2,000,000,000    700,000,000
                                                                     ============   ============  ==============   ============
Investments in Affiliated Investment Company at Cost................ $         --   $         --  $    8,645,898   $         --
                                                                     ------------   ------------  --------------   ------------
Investments at Cost................................................. $    189,961   $    174,936  $           --   $  3,428,385
                                                                     ============   ============  ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    180,459   $    174,689  $    8,844,213   $  3,324,423
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          212            440          28,282          5,539
Accumulated Net Realized Gain (Loss)................................        4,069            153        (222,676)       120,845
Net Unrealized Foreign Exchange Gain (Loss).........................         (243)            --              --             --
Net Unrealized Appreciation (Depreciation)..........................       14,613         22,197       4,968,128      1,517,798
                                                                     ------------   ------------  --------------   ------------
NET ASSETS.......................................................... $    199,110   $    197,479  $   13,617,947   $  4,968,605
                                                                     ============   ============  ==============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                        U.S. Core       U.S. Core     U.S. Vector
                                                      U.S. Small Cap    Equity 1        Equity 2        Equity
                                                      Value Portfolio   Portfolio       Portfolio      Portfolio
                                                      --------------- -------------- --------------  --------------
ASSETS:
Investments at Value (including $1,893,187,
 $777,662, $1,049,551 and $414,138 of securities
 on loan, respectively).............................. $   10,734,915  $    9,054,350 $   11,441,544  $    3,186,833
Temporary Cash Investments at Value & Cost...........        131,695          30,400         60,383           4,430
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................      1,927,797         793,203      1,072,385         423,491
Segregated Cash for Futures Contracts................          3,570              --             --              --
Cash.................................................          4,059           1,193          1,818           1,229
Receivables:
  Investment Securities Sold.........................            516           9,728         12,887           7,999
  Dividends, Interest and Tax Reclaims...............          4,664           6,072          7,370           1,705
  Securities Lending Income..........................            481             351            523             198
  Fund Shares Sold...................................        111,751          15,245         27,483           4,108
  Futures Margin Variation...........................            511              --             --              --
Prepaid Expenses and Other Assets....................             74              81             98              42
                                                      --------------  -------------- --------------  --------------
     Total Assets....................................     12,920,033       9,910,623     12,624,491       3,630,035
                                                      --------------  -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................      1,927,797         793,203      1,072,385         423,491
  Investment Securities Purchased....................         71,391          23,568         53,470           2,753
  Fund Shares Redeemed...............................          3,029           4,110          2,535           1,469
  Due to Advisor.....................................          4,443           1,250          1,862             787
Accrued Expenses and Other Liabilities...............            517             319            455             142
                                                      --------------  -------------- --------------  --------------
     Total Liabilities...............................      2,007,177         822,450      1,130,707         428,642
                                                      --------------  -------------- --------------  --------------
NET ASSETS........................................... $   10,912,856  $    9,088,173 $   11,493,784  $    3,201,393
                                                      ==============  ============== ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $10,912,856; $9,088,173; $11,493,784 and
 $3,201,393 and shares outstanding of
 310,433,216; 541,215,281; 693,802,835 and
 194,732,517, respectively........................... $        35.15  $        16.79 $        16.57  $        16.44
                                                      ==============  ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..........................  1,700,000,000   1,500,000,000  2,300,000,000   1,000,000,000
                                                      ==============  ============== ==============  ==============
Investments at Cost.................................. $    7,428,246  $    6,217,021 $    7,542,364  $    2,092,796
                                                      ==============  ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    7,400,488  $    6,209,345 $    7,581,677  $    2,074,195
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          1,117          18,227         22,493           5,288
Accumulated Net Realized Gain (Loss).................        208,705          23,272         (9,566)         27,873
Net Unrealized Appreciation (Depreciation)...........      3,302,546       2,837,329      3,899,180       1,094,037
                                                      --------------  -------------- --------------  --------------
NET ASSETS........................................... $   10,912,856  $    9,088,173 $   11,493,784  $    3,201,393
                                                      ==============  ============== ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA Real
                                                                                              Estate       Large Cap
                                                             U.S. Small Cap U.S. Micro Cap  Securities   International
                                                               Portfolio      Portfolio     Portfolio     Portfolio*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,063,289, $917,738,
 $544,266 and $419,668 of securities on loan,
 respectively).............................................. $    8,361,307 $    4,771,493 $  5,524,070  $  3,020,209
Temporary Cash Investments at Value & Cost..................             --         13,685       29,681            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      2,111,621        934,717      557,065       442,265
Foreign Currencies at Value.................................             --             --           --         6,386
Cash........................................................          6,764          7,969           --        16,317
Receivables:
  Investment Securities Sold                                         12,095         18,154           --            --
  Dividends, Interest and Tax Reclaims......................          2,680          1,580        4,325        13,944
  Securities Lending Income.................................            872            471          131           613
  Fund Shares Sold..........................................         20,435          2,677        6,402         2,982
Unrealized Gain on Foreign Currency Contracts...............             --             --           --            24
Prepaid Expenses and Other Assets...........................             61             55           51            25
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     10,515,835      5,750,801    6,121,725     3,502,765
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,111,621        934,717      557,065       442,265
  Investment Securities Purchased...........................             46          8,020       16,366        11,659
  Fund Shares Redeemed......................................          3,090          2,224        2,342           873
  Due to Advisor............................................          2,429          2,002          722           614
  Line of Credit............................................          6,922             --           --            --
Accrued Expenses and Other Liabilities......................            315            253          260           164
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,124,423        947,216      576,755       455,575
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    8,391,412 $    4,803,585 $  5,544,970  $  3,047,190
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $8,391,412; $4,803,585; $5,544,970 and $3,047,190
 and shares outstanding of 276,835,874; 245,906,230;
 187,942,308 and 132,523,183, respectively.................. $        30.31 $        19.53 $      29.50  $      22.99
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    6,045,505 $    3,126,312 $  3,861,761  $  2,296,937
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $      6,365
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    5,894,973 $    2,993,424 $  4,100,308  $  2,532,998
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          9,420          4,138       32,871        24,934
Accumulated Net Realized Gain (Loss)........................        171,217        160,842     (250,518)     (234,122)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --            87
Net Unrealized Appreciation (Depreciation)..................      2,315,802      1,645,181    1,662,309       723,293
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    8,391,412 $    4,803,585 $  5,544,970  $  3,047,190
                                                             ============== ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                             International                 Asia Pacific
                                                              International      Small      Japanese Small    Small
                                                               Core Equity      Company        Company       Company
                                                               Portfolio*      Portfolio      Portfolio     Portfolio
                                                             --------------  -------------- -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $    9,216,527  $    380,419  $    397,070
Investments at Value (including $1,541,869, $0, $0 and
 $0 of securities on loan, respectively).................... $   11,378,591              --            --            --
Temporary Cash..............................................             --           6,065            --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,599,130              --            --            --
Foreign Currencies at Value.................................          8,329              --            --            --
Cash........................................................         19,837              --            --            --
Receivables:
  Investment Securities Sold................................         22,558              --            --            --
  Dividends, Interest and Tax Reclaims......................         48,337              --            --            --
  Securities Lending Income.................................          2,536              --            --            --
  Fund Shares Sold..........................................         21,089           4,171             9            34
Unrealized Gain on Foreign Currency Contracts...............             24              --            --            --
Prepaid Expenses and Other Assets...........................             84              54            14            14
                                                             --------------  --------------  ------------  ------------
     Total Assets...........................................     13,100,515       9,226,817       380,442       397,118
                                                             --------------  --------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,599,130              --            --            --
  Investment Securities Purchased...........................         32,285              --            --            --
  Fund Shares Redeemed......................................          3,175           2,655           358             2
  Due to Advisor............................................          3,215           3,023           123           129
Unrealized Loss on Foreign Currency Contracts...............             10              --            --            --
Accrued Expenses and Other Liabilities......................            525             309            17            14
                                                             --------------  --------------  ------------  ------------
     Total Liabilities......................................      1,638,340           5,987           498           145
                                                             --------------  --------------  ------------  ------------
NET ASSETS.................................................. $   11,462,175  $    9,220,830  $    379,944  $    396,973
                                                             ==============  ==============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,462,175; $9,220,830; $379,944 and $396,973 and
 shares outstanding of 870,277,070; 460,392,549;
 20,772,450 and 16,688,077, respectively.................... $        13.17  $        20.03  $      18.29  $      23.79
                                                             ==============  ==============  ============  ============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   1,500,000,000   100,000,000   100,000,000
                                                             ==============  ==============  ============  ============
Investments in Affiliated Investment Companies at Cost...... $           --  $    7,184,901  $    372,913  $    370,732
                                                             ==============  ==============  ============  ============
Investments at Cost......................................... $    9,344,533  $           --  $         --  $         --
                                                             ==============  ==============  ============  ============
Foreign Currencies at Cost.................................. $        8,311  $           --  $         --  $         --
                                                             ==============  ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    9,587,606  $    7,015,977  $    439,857  $    398,913
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         90,015          13,847        (2,183)       (1,261)
Accumulated Net Realized Gain (Loss)........................       (249,682)        159,259       (65,205)      (27,019)
Net Unrealized Foreign Exchange Gain (Loss).................            160             121           (31)            2
Net Unrealized Appreciation (Depreciation)..................      2,034,076       2,031,626         7,506        26,338
                                                             --------------  --------------  ------------  ------------
NET ASSETS.................................................. $   11,462,175  $    9,220,830  $    379,944  $    396,973
                                                             ==============  ==============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                        DFA
                                                                          United      Continental  International  DFA Global
                                                                       Kingdom Small     Small      Real Estate   Real Estate
                                                                          Company       Company     Securities    Securities
                                                                         Portfolio     Portfolio    Portfolio*     Portfolio
                                                                       ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value............... $     39,058  $    194,298            --  $  2,553,380
Investments at Value (including $0, $0, $171,423 and $0 of securities
 on loan, respectively)...............................................           --            --  $  2,541,694            --
Temporary Cash Investments at Value & Cost............................           --            --            --         7,403
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost.................................................................           --            --       179,375            --
Foreign Currencies at Value...........................................           --            --         3,794            --
Cash..................................................................           --            --        22,829            --
Receivables:
  Dividends, Interest and Tax Reclaims................................           --            --        10,682             1
  Securities Lending Income...........................................           --            --           301            --
  Fund Shares Sold....................................................          103             1         2,872         2,433
Unrealized Gain on Foreign Currency Contracts.........................           --            --            21            --
Prepaid Expenses and Other Assets.....................................           10            11            29            61
                                                                       ------------  ------------  ------------  ------------
     Total Assets.....................................................       39,171       194,310     2,761,597     2,563,278
                                                                       ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned....................................           --            --       179,375            --
  Investment Securities/Affiliated Investment Company Purchased.......           --            --         8,019         3,700
  Fund Shares Redeemed................................................           --            --           954         1,623
  Due to Advisor......................................................           12            63           716            94
Unrealized Loss on Foreign Currency Contracts.........................           --            --             1            --
Accrued Expenses and Other Liabilities................................            5            12           142            44
                                                                       ------------  ------------  ------------  ------------
     Total Liabilities................................................           17            75       189,207         5,461
                                                                       ------------  ------------  ------------  ------------
NET ASSETS............................................................ $     39,154  $    194,235  $  2,572,390  $  2,557,817
                                                                       ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $39,154;
 $194,235; $2,572,390 and $2,557,817 and shares outstanding of
 994,067; 8,378,036; 473,527,873 and 259,118,853, respectively........ $      39.39  $      23.18  $       5.43  $       9.87
                                                                       ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED...........................................  100,000,000   100,000,000   700,000,000   500,000,000
                                                                       ============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost................ $     23,031  $    135,663  $         --  $  2,084,675
                                                                       ============  ============  ============  ============
Investments at Cost................................................... $         --  $         --  $  2,204,574  $         --
                                                                       ============  ============  ============  ============
Foreign Currencies at Cost............................................ $         --  $         --  $      3,783  $         --
                                                                       ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital....................................................... $     21,978  $    157,541  $  2,684,147  $  2,120,338
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...................................................           75         1,257      (212,733)        5,607
Accumulated Net Realized Gain (Loss)..................................        1,069       (23,331)     (236,204)      (36,833)
Net Unrealized Foreign Exchange Gain (Loss)...........................            5           133            49            --
Net Unrealized Appreciation (Depreciation)............................       16,027        58,635       337,131       468,705
                                                                       ------------  ------------  ------------  ------------
NET ASSETS............................................................ $     39,154  $    194,235  $  2,572,390  $  2,557,817
                                                                       ============  ============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                DFA
                                                           International   International                 World ex U.S.
                                                             Small Cap     Vector Equity  World ex U.S.  Targeted Value
                                                          Value Portfolio*  Portfolio*   Value Portfolio   Portfolio
                                                          ---------------- ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................              --            --   $    119,030    $    144,082
Investments at Value (including $1,377,769, $152,547,
 $0, $0 and $0 of securities on loan, respectively)......  $   12,252,451  $  1,287,689             --              --
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................       1,459,318       158,518             --              --
Foreign Currencies at Value..............................          23,108         2,971             --              --
Cash.....................................................          34,369         4,690             20              --
Receivables:
  Investment Securities Sold.............................           4,894         7,151             --             143
  Dividends, Interest and Tax Reclaims...................          60,168         5,454             --              --
  Securities Lending Income..............................           3,099           303             --              --
  Fund Shares Sold.......................................          13,188         1,835             55             184
  From Advisor...........................................              --            --             --              --
Unrealized Gain on Foreign Currency Contracts............              10            12             --              --
Prepaid Expenses and Other Assets........................              66            18             12              15
                                                           --------------  ------------   ------------    ------------
    Total Assets.........................................      13,850,671     1,468,641        119,117         144,424
                                                           --------------  ------------   ------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................       1,459,318       158,518             --              --
  Investment Securities Purchased........................          15,883        12,721             --              --
  Fund Shares Redeemed...................................          20,677           367             --              49
  Due to Advisor.........................................           6,561           470             40              15
  Line of Credit.........................................              --            --             --             197
Unrealized Loss on Foreign Currency Contracts............               2             1             --              --
Accrued Expenses and Other Liabilities...................             638           115              5               6
                                                           --------------  ------------   ------------    ------------
    Total Liabilities....................................       1,503,079       172,192             45             267
                                                           --------------  ------------   ------------    ------------
NET ASSETS...............................................  $   12,347,592  $  1,296,449   $    119,072    $    144,157
                                                           ==============  ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,347,592; $1,296,449; $119,072; $144,157 and
 $214,650 and shares outstanding of 574,253,032;
 105,035,982; 9,767,042; 11,207,500 and 19,321,513,
 respectively............................................  $        21.50  $      12.34   $      12.19    $      12.86
                                                           ==============  ============   ============    ============
NUMBER OF SHARES AUTHORIZED..............................   2,300,000,000   500,000,000    100,000,000     100,000,000
                                                           ==============  ============   ============    ============
Investments in Affiliated Investment Companies at Cost...  $           --  $         --   $    102,767    $    127,171
                                                           ==============  ============   ============    ============
Investments at Cost......................................  $    9,457,542  $  1,007,795   $         --    $         --
                                                           ==============  ============   ============    ============
Foreign Currencies at Cost...............................  $       23,046  $      2,961   $         --    $         --
                                                           ==============  ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital..........................................  $    9,384,721  $  1,003,321   $    104,050    $    126,647
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................           5,646         9,896            800            (112)
Accumulated Net Realized Gain (Loss).....................         162,049         3,310         (2,010)            711
Net Unrealized Foreign Exchange Gain (Loss)..............             205            18            (31)             --
Net Unrealized Appreciation (Depreciation)...............       2,794,971       279,904         16,263          16,911
                                                           --------------  ------------   ------------    ------------
NET ASSETS...............................................  $   12,347,592  $  1,296,449   $    119,072    $    144,157
                                                           ==============  ============   ============    ============

                                                          World ex U.S.
                                                           Core Equity
                                                            Portfolio
                                                          -------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................... $    214,095
Investments at Value (including $1,377,769, $152,547,
 $0, $0 and $0 of securities on loan, respectively)......           --
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................           --
Foreign Currencies at Value..............................           --
Cash.....................................................        1,395
Receivables:
  Investment Securities Sold.............................           --
  Dividends, Interest and Tax Reclaims...................           --
  Securities Lending Income..............................           --
  Fund Shares Sold.......................................          436
  From Advisor...........................................            1
Unrealized Gain on Foreign Currency Contracts............           --
Prepaid Expenses and Other Assets........................           22
                                                          ------------
    Total Assets.........................................      215,949
                                                          ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................           --
  Investment Securities Purchased........................        1,289
  Fund Shares Redeemed...................................            4
  Due to Advisor.........................................           --
  Line of Credit.........................................           --
Unrealized Loss on Foreign Currency Contracts............           --
Accrued Expenses and Other Liabilities...................            6
                                                          ------------
    Total Liabilities....................................        1,299
                                                          ------------
NET ASSETS............................................... $    214,650
                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,347,592; $1,296,449; $119,072; $144,157 and
 $214,650 and shares outstanding of 574,253,032;
 105,035,982; 9,767,042; 11,207,500 and 19,321,513,
 respectively............................................ $      11.11
                                                          ============
NUMBER OF SHARES AUTHORIZED..............................  100,000,000
                                                          ============
Investments in Affiliated Investment Companies at Cost... $    194,731
                                                          ============
Investments at Cost...................................... $         --
                                                          ============
Foreign Currencies at Cost............................... $         --
                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    195,500
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          (15)
Accumulated Net Realized Gain (Loss).....................         (199)
Net Unrealized Foreign Exchange Gain (Loss)..............           --
Net Unrealized Appreciation (Depreciation)...............       19,364
                                                          ------------
NET ASSETS............................................... $    214,650
                                                          ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                 Selectively                 Emerging
                                                                Hedged Global   Emerging      Markets       Emerging
                                                                   Equity        Markets     Small Cap    Markets Value
                                                                  Portfolio     Portfolio    Portfolio      Portfolio
                                                                ------------- ------------  ------------ --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........ $    107,326  $  3,865,542  $  4,318,081 $   18,795,867
Investments at Value (including $0, $0, $0, $0 and $1,687,457
 of securities on loan, respectively)..........................           --            --            --             --
Temporary Cash.................................................        2,871            --            --             --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost..................................................           --            --            --             --
Segregated Cash for Futures Contracts..........................          134            --            --             --
Foreign Currencies at Value....................................           --            --            --             --
Cash...........................................................           --            --            --             --
Receivables:
  Investment Securities/Affiliated Investment Companies Sold...           --            --            --             --
  Dividends, Interest and Tax Reclaims.........................           --            --            --             --
  Securities Lending Income....................................           --            --            --             --
  Fund Shares Sold.............................................           22        15,173         2,235         87,366
  Futures Margin Variation.....................................            9            --            --             --
Unrealized Gain on Forward Currency Contracts..................            6            --            --             --
Unrealized Gain on Foreign Currency Contracts..................           --            --            --             --
Prepaid Expenses and Other Assets..............................           13            55            44            109
                                                                ------------  ------------  ------------ --------------
    Total Assets...............................................      110,381     3,880,770     4,320,360     18,883,342
                                                                ------------  ------------  ------------ --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................           --            --            --             --
  Investment Securities/Affiliated Investment Companies
   Purchased...................................................           --            --            --             --
  Fund Shares Redeemed.........................................            5         1,920           494          2,919
  Due to Advisor...............................................            1         1,273         1,599          6,213
Unrealized Loss on Forward Currency Contracts..................           11            --            --             --
Unrealized Loss on Foreign Currency Contracts..................           --            --            --             --
Accrued Expenses and Other Liabilities.........................            4           133           117            604
                                                                ------------  ------------  ------------ --------------
    Total Liabilities..........................................           21         3,326         2,210          9,736
                                                                ------------  ------------  ------------ --------------
NET ASSETS..................................................... $    110,360  $  3,877,444  $  4,318,150 $   18,873,606
                                                                ============  ============  ============ ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $99,196 and $0 and shares outstanding of 0; 0; 0;
 3,597,251 and 0, respectively.................................          N/A           N/A           N/A $        27.58
                                                                ============  ============  ============ ==============
Institutional Class Shares -- based on net assets of $110,360;
 $3,877,444; $4,318,150; $18,774,410 and $14,261,288 and
 shares outstanding of 7,939,154; 148,887,919;
 206,031,261; 680,326,395 and 723,328,353, respectively........ $      13.90  $      26.04  $      20.96 $        27.60
                                                                ============  ============  ============ ==============
NUMBER OF SHARES AUTHORIZED....................................  100,000,000   500,000,000   500,000,000  1,500,000,000
                                                                ============  ============  ============ ==============
Investments in Affiliated Investment Companies at Cost......... $     89,797  $  2,811,506  $  3,854,021 $   18,820,240
                                                                ============  ============  ============ ==============
Investments at Cost............................................ $         --  $         --  $         -- $           --
                                                                ============  ============  ============ ==============
Foreign Currencies at Cost..................................... $         --  $         --  $         -- $           --
                                                                ============  ============  ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $     90,931  $  2,834,302  $  3,822,233 $   19,282,308
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income).....................................          215        10,070           877        (12,750)
Accumulated Net Realized Gain (Loss)...........................        1,678       (20,953)       30,977       (371,767)
Net Unrealized Foreign Exchange Gain (Loss)....................           (5)          (11)            3            188
Net Unrealized Appreciation (Depreciation).....................       17,541     1,054,036       464,060        (24,373)
                                                                ------------  ------------  ------------ --------------
NET ASSETS..................................................... $    110,360  $  3,877,444  $  4,318,150 $   18,873,606
                                                                ============  ============  ============ ==============

                                                                   Emerging
                                                                 Markets Core
                                                                    Equity
                                                                  Portfolio*
                                                                --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........             --
Investments at Value (including $0, $0, $0, $0 and $1,687,457
 of securities on loan, respectively).......................... $   14,086,164
Temporary Cash.................................................             --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost..................................................      1,359,349
Segregated Cash for Futures Contracts..........................             --
Foreign Currencies at Value....................................         30,268
Cash...........................................................         52,379
Receivables:
  Investment Securities/Affiliated Investment Companies Sold...         28,381
  Dividends, Interest and Tax Reclaims.........................         31,776
  Securities Lending Income....................................          3,058
  Fund Shares Sold.............................................         64,597
  Futures Margin Variation.....................................             --
Unrealized Gain on Forward Currency Contracts..................             --
Unrealized Gain on Foreign Currency Contracts..................             15
Prepaid Expenses and Other Assets..............................            109
                                                                --------------
    Total Assets...............................................     15,656,096
                                                                --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................      1,359,349
  Investment Securities/Affiliated Investment Companies
   Purchased...................................................         21,414
  Fund Shares Redeemed.........................................          6,586
  Due to Advisor...............................................          6,427
Unrealized Loss on Forward Currency Contracts..................             --
Unrealized Loss on Foreign Currency Contracts..................             13
Accrued Expenses and Other Liabilities.........................          1,019
                                                                --------------
    Total Liabilities..........................................      1,394,808
                                                                --------------
NET ASSETS..................................................... $   14,261,288
                                                                ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $99,196 and $0 and shares outstanding of 0; 0; 0;
 3,597,251 and 0, respectively.................................            N/A
                                                                ==============
Institutional Class Shares -- based on net assets of $110,360;
 $3,877,444; $4,318,150; $18,774,410 and $14,261,288 and
 shares outstanding of 7,939,154; 148,887,919;
 206,031,261; 680,326,395 and 723,328,353, respectively........ $        19.72
                                                                ==============
NUMBER OF SHARES AUTHORIZED....................................  1,000,000,000
                                                                ==============
Investments in Affiliated Investment Companies at Cost......... $           --
                                                                ==============
Investments at Cost............................................ $   13,002,718
                                                                ==============
Foreign Currencies at Cost..................................... $       30,203
                                                                ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $   13,257,871
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income).....................................         38,276
Accumulated Net Realized Gain (Loss)...........................       (118,376)
Net Unrealized Foreign Exchange Gain (Loss)....................              6
Net Unrealized Appreciation (Depreciation).....................      1,083,511
                                                                --------------
NET ASSETS..................................................... $   14,261,288
                                                                ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                 Enhanced
                                                                                U.S. Large U.S. Large U.S. Large  U.S. Targeted
                                                                                 Company   Cap Equity Cap Value       Value
                                                                                Portfolio  Portfolio  Portfolio*    Portfolio
                                                                                ---------- ---------- ----------  -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends....................................................................       --         --   $  120,674          --
  Interest.....................................................................       --         --            2          --
  Income from Securities Lending...............................................       --         --        1,259          --
  Expenses Allocated from Affiliated Investment Company........................       --         --       (6,990)         --
                                                                                 -------    -------   ----------    --------
    Total Net Investment Income Received from Affiliated Investment Company....       --         --      114,945          --
                                                                                 -------    -------   ----------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $3, respectively).  $    80    $ 1,628           --    $ 26,324
  Interest.....................................................................      773          1           --           2
  Income from Securities Lending...............................................       --         29           --       1,537
                                                                                 -------    -------   ----------    --------
    Total Investment Income....................................................      853      1,658           --      27,863
                                                                                 -------    -------   ----------    --------
Fund Expenses
  Investment Advisory Services Fees............................................       51        127           --       2,297
  Administrative Services Fees.................................................      153         --        9,518       5,742
  Accounting & Transfer Agent Fees.............................................        8          9           49         135
  S&P 500(R) Fees..............................................................        4         --           --          --
  Shareholder Servicing Fees --
   Class R1 Shares.............................................................       --         --           --           5
   Class R2 Shares.............................................................       --         --           --          64
  Custodian Fees...............................................................        4         10           --          32
  Filing Fees..................................................................       12         10           95          72
  Shareholders' Reports........................................................        2          1          105          51
  Directors'/Trustees' Fees & Expenses.........................................        1          1           79          28
  Professional Fees............................................................        2          1           15          46
  Organizational & Offering Costs..............................................       --         21           --          --
  Other........................................................................        2          2           44          23
                                                                                 -------    -------   ----------    --------
    Total Expenses.............................................................      239        182        9,905       8,495
                                                                                 -------    -------   ----------    --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................................................       --        (21)          --          --
  Fees Paid Indirectly.........................................................       (1)        --           --          --
                                                                                 -------    -------   ----------    --------
  Net Expenses.................................................................      238        161        9,905       8,495
                                                                                 -------    -------   ----------    --------
  Net Investment Income (Loss).................................................      615      1,497      105,040      19,368
                                                                                 -------    -------   ----------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
  Investment Securities Sold...................................................      393        156      290,376     121,670
  Futures......................................................................   13,862         --           --          --
  Foreign Currency Transactions................................................   (1,214)        --           --          --
  Change in Unrealized Appreciation (Depreciation) of:
  Investment Securities and Foreign Currency...................................    1,462     11,637      742,075     184,208
  Futures......................................................................    1,296         --           --          --
  Translation of Foreign Currency Denominated Amounts..........................      (26)        --           --          --
                                                                                 -------    -------   ----------    --------
  Net Realized and Unrealized Gain (Loss)......................................   15,773     11,793    1,032,451     305,878
                                                                                 -------    -------   ----------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations................  $16,388    $13,290   $1,137,491    $325,246
                                                                                 =======    =======   ==========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                      U.S. Small U.S. Core U.S. Core U.S. Vector
                                                                      Cap Value  Equity 1  Equity 2    Equity
                                                                      Portfolio  Portfolio Portfolio  Portfolio
                                                                      ---------- --------- --------- -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $13, $21, $19 and $2,
   respectively).....................................................  $ 54,565  $ 72,193  $ 91,680   $ 22,783
  Interest...........................................................        11         3         2         --
  Income from Securities Lending.....................................     2,744     1,900     2,990      1,134
                                                                       --------  --------  --------   --------
     Total Investment Income.........................................    57,320    74,096    94,672     23,917
                                                                       --------  --------  --------   --------
Expenses
  Investment Advisory Services Fees..................................    10,116     7,043    10,651      4,575
  Administrative Services Fees.......................................    15,174        --        --         --
  Accounting & Transfer Agent Fees...................................       292       238       307         89
  Custodian Fees.....................................................        61        55        63         23
  Filing Fees........................................................       104       137       115         44
  Shareholders' Reports..............................................        75        40        58         29
  Directors'/Trustees' Fees & Expenses...............................        65        50        66         19
  Professional Fees..................................................       108        77       103         31
  Other..............................................................        54        39        50         16
                                                                       --------  --------  --------   --------
     Total Expenses..................................................    26,049     7,679    11,413      4,826
                                                                       --------  --------  --------   --------
  Net Investment Income (Loss).......................................    31,271    66,417    83,259     19,091
                                                                       --------  --------  --------   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.......................................   224,358    23,838    (7,137)    28,435
    Futures..........................................................    (7,540)       --        --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities............................................   433,478   538,175   729,705    166,284
    Futures..........................................................    (4,123)       --        --         --
                                                                       --------  --------  --------   --------
  Net Realized and Unrealized Gain (Loss)............................   646,173   562,013   722,568    194,719
                                                                       --------  --------  --------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations......  $677,444  $628,430  $805,827   $213,810
                                                                       ========  ========  ========   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                              DFA Real
                                                                                               Estate     Large Cap
                                                                  U.S. Small    U.S. Micro   Securities International
                                                                 Cap Portfolio Cap Portfolio Portfolio    Portfolio
                                                                 ------------- ------------- ---------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $13, $5, $0 and
   $3,634, respectively)........................................   $ 44,982      $ 25,516     $100,124    $ 59,160
  Interest......................................................         --            --            1          --
  Income from Securities Lending................................      5,126         3,289          598       1,604
                                                                   --------      --------     --------    --------
     Total Investment Income....................................     50,108        28,805      100,723      60,764
                                                                   --------      --------     --------    --------
Expenses
  Investment Advisory Services Fees.............................      1,204         2,393        4,131       3,546
  Administrative Services Fees..................................     12,842         9,572           --          --
  Accounting & Transfer Agent Fees..............................        231           140          141          88
  Custodian Fees................................................         61            36           25         178
  Filing Fees...................................................        103            48           69          32
  Shareholders' Reports.........................................         59            41           69          46
  Directors'/Trustees' Fees & Expenses..........................         48            31           31          18
  Professional Fees.............................................         81            53           51          46
  Other.........................................................         35            25           24          23
                                                                   --------      --------     --------    --------
     Total Expenses.............................................     14,664        12,339        4,541       3,977
                                                                   --------      --------     --------    --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)...........................         --            --         (168)         --
  Fees Paid Indirectly..........................................         --            --           --          (3)
                                                                   --------      --------     --------    --------
  Net Expenses..................................................     14,664        12,339        4,373       3,974
                                                                   --------      --------     --------    --------
  Net Investment Income (Loss)..................................     35,444        16,466       96,350      56,790
                                                                   --------      --------     --------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................    189,291       168,603       10,339       1,158
    Futures.....................................................         --          (692)        (553)         --
    Foreign Currency Transactions...............................         --            --           --        (372)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    113,166        24,591      329,632      85,409
    Translation of Foreign Currency Denominated Amounts.........         --            --           --          45
                                                                   --------      --------     --------    --------
  Net Realized and Unrealized Gain (Loss).......................    302,457       192,502      339,418      86,240
                                                                   --------      --------     --------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................   $337,901      $208,968     $435,768    $143,030
                                                                   ========      ========     ========    ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $2, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                         International  Japanese  Asia Pacific
                                                                           International     Small       Small       Small
                                                                            Core Equity     Company     Company     Company
                                                                             Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                           ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $8,927, $442 and $141,
   respectively)..........................................................          --     $103,617     $  3,988    $ 5,641
  Interest................................................................          --            1           --         --
  Income from Securities Lending..........................................          --        9,526          252        515
  Expenses Allocated from Affiliated Investment Companies.................          --       (5,545)        (250)      (235)
                                                                             ---------     --------     --------    -------
     Total Net Investment Income Received from Affiliated Investment
      Companies...........................................................          --      107,599        3,990      5,921
                                                                             ---------     --------     --------    -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $12,086, $0, $0 and $0,
   respectively)..........................................................   $ 190,060           --           --         --
  Interest................................................................          --           25           --         --
  Income from Securities Lending..........................................       7,270           --           --         --
                                                                             ---------     --------     --------    -------
     Total Investment Income..............................................     197,330           25           --         --
                                                                             ---------     --------     --------    -------
Fund Expenses
  Investment Advisory Services Fees.......................................      17,944           --           --         --
  Administrative Services Fees............................................          --       17,602          779        708
  Accounting & Transfer Agent Fees........................................         299           45           13         12
  Custodian Fees..........................................................         640            1           --         --
  Filing Fees.............................................................         152           70           11         13
  Shareholders' Reports...................................................          79           92            2          2
  Directors'/Trustees' Fees & Expenses....................................          62           56            3          2
  Professional Fees.......................................................         103           22            2          1
  Other...................................................................          76           31            2          2
                                                                             ---------     --------     --------    -------
     Total Expenses.......................................................      19,355       17,919          812        740
                                                                             ---------     --------     --------    -------
  Fees Paid Indirectly....................................................         (17)          --           --         --
                                                                             ---------     --------     --------    -------
  Net Expenses............................................................      19,338       17,919          812        740
                                                                             ---------     --------     --------    -------
  Net Investment Income (Loss)............................................     177,992       89,705        3,178      5,181
                                                                             ---------     --------     --------    -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...........................................    (134,267)     168,729        4,029         (5)
   Futures................................................................          --         (945)          --         --
   Foreign Currency Transactions..........................................          95          805          (75)        31
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.............................     579,099      392,809      (17,109)    (3,622)
   Futures................................................................          --           --           --         --
   Translation of Foreign Currency Denominated Amounts....................          69          104          (19)        (1)
                                                                             ---------     --------     --------    -------
  Net Realized and Unrealized Gain (Loss).................................     444,996      561,502      (13,174)    (3,597)
                                                                             ---------     --------     --------    -------
Net Increase (Decrease) in Net Assets Resulting from Operations...........   $ 622,988     $651,207     $ (9,996)   $ 1,584
                                                                             =========     ========     ========    =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $65, $175, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                          United                    DFA
                                                                         Kingdom   Continental International DFA Global
                                                                          Small       Small     Real Estate  Real Estate
                                                                         Company     Company    Securities   Securities
                                                                        Portfolio* Portfolio*    Portfolio    Portfolio
                                                                        ---------- ----------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $4, $265, $0 and $0,
   respectively).......................................................   $  566     $ 1,709           --           --
  Income Distributions Received from Affiliated Investment Companies...       --          --           --     $ 66,663
  Income from Securities Lending.......................................        3         300           --           --
  Expenses Allocated from Affiliated Investment Company................      (22)       (118)          --           --
                                                                          ------     -------     --------     --------
    Total Net Investment Income Received from Affiliated Investment
     Company...........................................................      547       1,891           --       66,663
                                                                          ------     -------     --------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $5,365 and $0,
   respectively).......................................................       --          --     $ 45,050           --
  Interest.............................................................       --           1           --            1
  Income from Securities Lending.......................................       --          --          778           --
                                                                          ------     -------     --------     --------
    Total Fund Investment Income.......................................       --           1       45,828            1
                                                                          ------     -------     --------     --------
Fund Expenses
  Investment Advisory Services Fees....................................       --          --        3,944        2,981
  Administrative Services Fees.........................................       77         359           --           --
  Accounting & Transfer Agent Fees.....................................        9          12           71           26
  Custodian Fees.......................................................       --          --          175           --
  Filing Fees..........................................................        8           9           50           78
  Shareholders' Reports................................................        1           1           36           27
  Directors'/Trustees' Fees & Expenses.................................       --           1           14           13
  Professional Fees....................................................        1           1           24            6
  Other................................................................        1           1           17            3
                                                                          ------     -------     --------     --------
    Total Expenses.....................................................       97         384        4,331        3,134
                                                                          ------     -------     --------     --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................       (6)         --           --       (2,489)
  Fees Paid Indirectly.................................................       --          --           (6)          --
                                                                          ------     -------     --------     --------
  Net Expenses.........................................................       91         384        4,325          645
                                                                          ------     -------     --------     --------
  Net Investment Income (Loss).........................................      456       1,508       41,503       66,019
                                                                          ------     -------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**........................................    1,243       3,328        3,938       (2,771)
   Futures.............................................................       --         (53)          --           --
   Foreign Currency Transactions.......................................        3          50          287           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................    1,744      19,983       69,723      102,401
   Futures.............................................................       --          --           --           --
   Translation of Foreign Currency Denominated Amounts.................        1           4           63           --
                                                                          ------     -------     --------     --------
  Net Realized and Unrealized Gain (Loss)..............................    2,991      23,312       74,011       99,630
                                                                          ------     -------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations........   $3,447     $24,820     $115,514     $165,649
                                                                          ======     =======     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $1, $8, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                  DFA
                                                             International                             World ex U.S.
                                                               Small Cap   International World ex U.S.   Targeted
                                                                 Value     Vector Equity     Value         Value
                                                               Portfolio     Portfolio    Portfolio*    Portfolio*
                                                             ------------- ------------- ------------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
   $128, $35 and $0, respectively)..........................          --           --       $2,628        $  333
  Income Distributions Received from Affiliated Investment
   Companies................................................          --           --          105           689
  Income from Securities Lending............................          --           --           64            30
  Expenses Allocated from Affiliated Investment
   Companies................................................          --           --         (106)          (30)
                                                              ----------      -------       ------        ------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................          --           --        2,691         1,022
                                                              ----------      -------       ------        ------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $10,862,
   $1,278, $0, $0 and $0, respectively).....................  $  130,033      $18,611           --            --
  Income from Securities Lending............................      10,103          911           --            --
                                                              ----------      -------       ------        ------
     Total Investment Income................................     140,136       19,522           --            --
                                                              ----------      -------       ------        ------
Fund Expenses
  Investment Advisory Services Fees.........................      37,631        2,637          272           335
  Accounting & Transfer Agent Fees..........................         339           40           10            16
  Custodian Fees............................................         643          185            1             3
  Filing Fees...............................................          78           30           11            23
  Shareholders' Reports.....................................         104            9            1            --
  Directors'/Trustees' Fees & Expenses......................          74            7            1             1
  Professional Fees.........................................         129           26            3             3
  Organizational & Offering Costs...........................          --           --           --            --
  Other.....................................................          84           14            2             2
                                                              ----------      -------       ------        ------
     Total Expenses.........................................      39,082        2,948          301           383
                                                              ----------      -------       ------        ------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)................          --           --          (94)         (276)
  Fees Paid Indirectly......................................          (6)          (2)          --            --
                                                              ----------      -------       ------        ------
  Net Expenses..............................................      39,076        2,946          207           107
                                                              ----------      -------       ------        ------
  Net Investment Income (Loss)..............................     101,060       16,576        2,484           915
                                                              ----------      -------       ------        ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.....................................          --           --          157           983
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.............................     165,817        4,258          702          (173)
   Foreign Currency Transactions............................         857          (82)          (1)           (2)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     776,696       57,502          969         5,265
   Futures..................................................          --           --            1            --
   Translation of Foreign Currency Denominated
    Amounts.................................................          79           (2)           1            --
                                                              ----------      -------       ------        ------
  Net Realized and Unrealized Gain (Loss)...................     943,449       61,676        1,829         6,073
                                                              ----------      -------       ------        ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $1,044,509      $78,252       $4,313        $6,988
                                                              ==========      =======       ======        ======


                                                             World ex U.S.
                                                              Core Equity
                                                               Portfolio
                                                             -------------
Investment Income
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
   $128, $35 and $0, respectively)..........................        --
  Income Distributions Received from Affiliated Investment
   Companies................................................    $1,507
  Income from Securities Lending............................        --
  Expenses Allocated from Affiliated Investment
   Companies................................................        --
                                                                ------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................     1,507
                                                                ------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $10,862,
   $1,278, $0, $0 and $0, respectively).....................        --
  Income from Securities Lending............................        --
                                                                ------
     Total Investment Income................................        --
                                                                ------
Fund Expenses
  Investment Advisory Services Fees.........................       326
  Accounting & Transfer Agent Fees..........................        12
  Custodian Fees............................................         2
  Filing Fees...............................................         6
  Shareholders' Reports.....................................        --
  Directors'/Trustees' Fees & Expenses......................         1
  Professional Fees.........................................         3
  Organizational & Offering Costs...........................        16
  Other.....................................................         2
                                                                ------
     Total Expenses.........................................       368
                                                                ------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)................      (334)
  Fees Paid Indirectly......................................        --
                                                                ------
  Net Expenses..............................................        34
                                                                ------
  Net Investment Income (Loss)..............................     1,473
                                                                ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.....................................        --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.............................      (104)
   Foreign Currency Transactions............................        --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     7,644
   Futures..................................................        --
   Translation of Foreign Currency Denominated
    Amounts.................................................        --
                                                                ------
  Net Realized and Unrealized Gain (Loss)...................     7,540
                                                                ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................    $9,013
                                                                ======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
**Net of foreign capital gain taxes withheld of $33, $8, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                     Selectively              Emerging   Emerging    Emerging
                                                                       Hedged      Emerging   Markets    Markets   Markets Core
                                                                    Global Equity  Markets   Small Cap    Value       Equity
                                                                      Portfolio   Portfolio* Portfolio* Portfolio*  Portfolio
                                                                    ------------- ---------- ---------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $3,914, $3,244,
   $18,462 and $0, respectively)...................................        --      $ 32,578   $35,302   $ 177,117          --
  Income Distributions Received from Affiliated Investment
   Companies.......................................................    $  714            --        --          --          --
  Interest.........................................................        --             1         1           4          --
  Income from Securities Lending...................................        --         2,113     8,241      10,709          --
  Expenses Allocated from Affiliated Investment Companies..........        --        (2,641)   (5,316)    (13,447)         --
                                                                       ------      --------   -------   ---------   ---------
     Total Net Investment Income Received from Affiliated
      Investment Companies.........................................       714        32,051    38,228     174,383          --
                                                                       ------      --------   -------   ---------   ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $13,603, respectively)..........................................        --            --        --          --   $ 114,238
  Interest.........................................................         1            --        --          --          --
  Income from Securities Lending...................................        --            --        --          --      13,860
                                                                       ------      --------   -------   ---------   ---------
     Total Fund Investment Income..................................         1            --        --          --     128,098
                                                                       ------      --------   -------   ---------   ---------
Fund Expenses
  Investment Advisory Services Fees................................       134            --        --          --      35,983
  Administrative Services Fees.....................................        --         7,159     9,037      36,256          --
  Accounting & Transfer Agent Fees.................................         9            22        24          71         382
  Shareholder Servicing Fees --
   Class R2 Shares.................................................        --            --        --         119          --
  Custodian Fees...................................................         2            --        --          --       2,551
  Filing Fees......................................................        13            58        55         130         210
  Shareholders' Reports............................................        --            59        29         109         113
  Directors'/Trustees' Fees & Expenses.............................        --            24        26         123          81
  Professional Fees................................................         3             6         6          27         170
  Other............................................................         1            13        16          69          98
                                                                       ------      --------   -------   ---------   ---------
     Total Expenses................................................       162         7,341     9,193      36,904      39,588
                                                                       ------      --------   -------   ---------   ---------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)..............................      (130)           --        --          --          --
  Fees Paid Indirectly.............................................        --            --        --          --         (46)
                                                                       ------      --------   -------   ---------   ---------
  Net Expenses.....................................................        32         7,341     9,193      36,904      39,542
                                                                       ------      --------   -------   ---------   ---------
  Net Investment Income (Loss).....................................       683        24,710    29,035     137,479      88,556
                                                                       ------      --------   -------   ---------   ---------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.......................................................       342            --        --          --          --
  Net Realized Gain (Loss) on:.....................................
   Investment Securities Sold......................................     1,409       (19,190)   43,554    (354,332)    (64,782)
   Futures.........................................................       341            --        --          --          --
   Foreign Currency Transactions...................................        90           (53)      (82)     (2,053)       (735)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency......................     2,158       (77,616)    9,405    (440,131)   (139,793)
   Futures.........................................................      (121)           --        (4)         --          --
   Translation of Foreign Currency Denominated Amounts.............       (33)           28        94         100          54
                                                                       ------      --------   -------   ---------   ---------
  Net Realized and Unrealized Gain (Loss)..........................     4,186       (96,831)   52,967    (796,416)   (205,256)
                                                                       ------      --------   -------   ---------   ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................    $4,869      $(72,121)  $82,002   $(658,937)  $(116,700)
                                                                       ======      ========   =======   =========   =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  Enhanced U.S. Large      U.S. Large Cap       U.S. Large Cap Value
                                                   Company Portfolio      Equity Portfolio            Portfolio
                                                 --------------------  ---------------------  ------------------------
                                                                                     Period
                                                 Six Months    Year    Six Months   June 25,  Six Months       Year
                                                    Ended     Ended       Ended    2013(a) to    Ended        Ended
                                                  April 30,  Oct. 31,   April 30,   Oct. 31,   April 30,     Oct. 31,
                                                    2014       2013       2014        2013       2014          2013
                                                 ----------- --------  ----------- ---------- -----------  -----------
                                                 (Unaudited)           (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..................  $    615   $  1,274   $  1,497    $    591  $   105,040  $   183,780
  Net Realized Gain (Loss) on:
   Investment Securities Sold...................       393       (238)       156          37      290,376      819,592
   Futures......................................    13,862     40,444         --          --           --           --
   Foreign Currency Transactions................    (1,214)      (934)        --          --           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency....................................     1,462      1,803     11,637      10,560      742,075    2,030,120
   Futures......................................     1,296      5,088         --          --           --           --
   Translation of Foreign Currency
    Denominated Amounts.........................       (26)       946         --          --           --           --
                                                  --------   --------   --------    --------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    16,388     48,383     13,290      11,188    1,137,491    3,033,492
                                                  --------   --------   --------    --------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...................      (603)    (1,597)    (1,338)       (321)    (104,961)    (180,943)
  Net Short-Term Gains:
   Institutional Class Shares...................        --         --        (40)         --           --           --
                                                  --------   --------   --------    --------  -----------  -----------
     Total Distributions........................      (603)    (1,597)    (1,378)       (321)    (104,961)    (180,943)
                                                  --------   --------   --------    --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................    18,407     49,190     56,777     127,286    1,699,268    2,669,600
  Shares Issued in Lieu of Cash Distributions...       506      1,381      1,377         321       95,900      165,830
  Shares Redeemed...............................   (48,428)   (74,528)    (7,994)     (3,067)  (1,172,823)  (2,059,492)
                                                  --------   --------   --------    --------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions........................   (29,515)   (23,957)    50,160     124,540      622,345      775,938
                                                  --------   --------   --------    --------  -----------  -----------
     Total Increase (Decrease) in Net Assets....   (13,730)    22,829     62,072     135,407    1,654,875    3,628,487
Net Assets
  Beginning of Period...........................   212,840    190,011    135,407          --   11,963,072    8,334,585
                                                  --------   --------   --------    --------  -----------  -----------
  End of Period.................................  $199,110   $212,840   $197,479    $135,407  $13,617,947  $11,963,072
                                                  ========   ========   ========    ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.................................     1,496      4,732      4,924      12,483       54,556      102,131
  Shares Issued in Lieu of Cash Distributions...        41        142        120          30        3,101        6,512
  Shares Redeemed...............................    (3,974)    (7,146)      (688)       (286)     (37,684)     (79,135)
                                                  --------   --------   --------    --------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................    (2,437)    (2,272)     4,356      12,227       19,973       29,508
                                                  ========   ========   ========    ========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)........................................  $    212   $    200   $    440    $    281  $    28,282  $    28,203

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 U.S. Targeted Value      U.S. Small Cap Value       U.S. Core Equity 1
                                                      Portfolio                 Portfolio                Portfolio
                                               -----------------------  ------------------------  -----------------------
                                               Six Months      Year     Six Months       Year     Six Months      Year
                                                  Ended       Ended        Ended        Ended        Ended       Ended
                                                April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,    Oct. 31,
                                                  2014         2013        2014          2013        2014         2013
                                               ----------- -----------  -----------  -----------  ----------- -----------
                                               (Unaudited)              (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   19,368  $    45,589  $    31,271  $   104,594  $   66,417  $   109,577
  Net Realized Gain (Loss) on:
   Investment Securities Sold.................    121,670      274,964      224,358      467,388      23,838       48,730
   Futures....................................         --        4,864       (7,540)       4,175          --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities......................    184,208      903,746      433,478    2,087,253     538,175    1,549,261
   Futures....................................         --           --       (4,123)          --          --           --
                                               ----------  -----------  -----------  -----------  ----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    325,246    1,229,163      677,444    2,663,410     628,430    1,707,568
                                               ----------  -----------  -----------  -----------  ----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares............................        (28)        (604)          --           --          --           --
   Class R2 Shares............................        (66)        (171)          --           --          --           --
   Institutional Class Shares.................    (14,219)     (44,723)     (31,520)     (97,302)    (62,668)    (105,633)
  Net Short-Term Gains:
   Class R1 Shares............................        (32)        (162)          --           --          --           --
   Class R2 Shares............................        (84)         (43)          --           --          --           --
   Institutional Class Shares.................    (13,954)      (9,669)      (2,510)     (15,668)         --           --
  Net Long-Term Gains:
   Class R1 Shares............................       (544)      (2,657)          --           --          --           --
   Class R2 Shares............................     (1,417)        (709)          --           --          --           --
   Institutional Class Shares.................   (235,328)    (158,843)    (443,795)    (380,218)    (34,892)          --
                                               ----------  -----------  -----------  -----------  ----------  -----------
    Total Distributions.......................   (265,672)    (217,581)    (477,825)    (493,188)    (97,560)    (105,633)
                                               ----------  -----------  -----------  -----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    979,367    1,069,213    1,830,029    1,700,691   1,479,566    2,012,312
  Shares Issued in Lieu of Cash Distributions.    249,000      193,793      434,012      448,519      92,248       95,895
  Shares Redeemed.............................   (533,085)  (1,112,648)  (1,077,785)  (1,880,921)   (580,690)  (1,020,936)
                                               ----------  -----------  -----------  -----------  ----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    695,282      150,358    1,186,256      268,289     991,124    1,087,271
                                               ----------  -----------  -----------  -----------  ----------  -----------
    Total Increase (Decrease) in Net Assets...    754,856    1,161,940    1,385,875    2,438,511   1,521,994    2,689,206
Net Assets
  Beginning of Period.........................  4,213,749    3,051,809    9,526,981    7,088,470   7,566,179    4,876,973
                                               ----------  -----------  -----------  -----------  ----------  -----------
  End of Period............................... $4,968,605  $ 4,213,749  $10,912,856  $ 9,526,981  $9,088,173  $ 7,566,179
                                               ==========  ===========  ===========  ===========  ==========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     43,377       54,473       52,200       56,681      90,493      144,586
  Shares Issued in Lieu of Cash Distributions.     11,530       11,549       12,925       17,521       5,741        7,046
  Shares Redeemed.............................    (23,676)     (56,250)     (30,974)     (64,686)    (35,592)     (73,616)
                                               ----------  -----------  -----------  -----------  ----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     31,231        9,772       34,151        9,516      60,642       78,016
                                               ==========  ===========  ===========  ===========  ==========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $    5,539  $       484  $     1,117  $     1,373  $   18,227  $    14,478

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                              U.S. Core Equity 2       U.S. Vector Equity        U.S. Small Cap
                                                   Portfolio                Portfolio               Portfolio
                                           ------------------------  ----------------------  ----------------------
                                           Six Months       Year     Six Months     Year     Six Months     Year
                                              Ended        Ended        Ended      Ended        Ended      Ended
                                            April 30,     Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2014          2013        2014        2013        2014        2013
                                           -----------  -----------  ----------- ----------  ----------- ----------
                                           (Unaudited)               (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $    83,259  $   146,563  $   19,091  $   36,935  $   35,444  $   76,179
  Net Realized Gain (Loss) on:
   Investment Securities Sold.............      (7,137)     106,205      28,435      42,264     189,291     252,589
   Futures................................          --           --          --         (48)         --        (331)
   Foreign Currency Transactions..........          --           --          --          --          --           1
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..................     729,705    2,176,008     166,284     684,534     113,166   1,551,354
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     805,827    2,428,776     213,810     763,685     337,901   1,879,792
                                           -----------  -----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.............     (75,321)    (143,640)    (16,899)    (34,959)    (29,188)    (74,990)
  Net Short-Term Gains:
   Institutional Class Shares.............      (4,518)          --      (1,492)         --     (19,821)     (8,279)
  Net Long-Term Gains:
   Institutional Class Shares.............     (98,745)     (55,772)    (38,966)     (3,507)   (218,795)   (228,672)
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Total Distributions..................    (178,584)    (199,412)    (57,357)    (38,466)   (267,804)   (311,941)
                                           -----------  -----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................   1,431,777    1,993,887     384,200     590,251   1,304,454   2,025,365
  Shares Issued in Lieu of Cash
   Distributions..........................     176,698      194,014      57,091      37,851     251,695     287,893
  Shares Redeemed.........................    (731,498)  (1,351,685)   (290,193)   (468,656)   (681,661)   (997,627)
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........     876,977      836,216     151,098     159,446     874,488   1,315,631
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   1,504,220    3,065,580     307,551     884,665     944,585   2,883,482
Net Assets
  Beginning of Period.....................   9,989,564    6,923,984   2,893,842   2,009,177   7,446,827   4,563,345
                                           -----------  -----------  ----------  ----------  ----------  ----------
  End of Period........................... $11,493,784  $ 9,989,564  $3,201,393  $2,893,842  $8,391,412  $7,446,827
                                           ===========  ===========  ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................      88,303      145,060      23,767      43,824      42,605      76,522
  Shares Issued in Lieu of Cash
   Distributions..........................      11,195       14,935       3,639       2,932       8,530      12,811
  Shares Redeemed.........................     (45,260)     (98,040)    (17,980)    (34,484)    (22,301)    (38,832)
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........      54,238       61,955       9,426      12,272      28,834      50,501
                                           ===========  ===========  ==========  ==========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    22,493  $    14,563  $    5,288  $    3,099  $    9,420  $    3,169

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         DFA Real Estate Securities Large Cap International
                                                U.S. Micro Cap Portfolio        Portfolio                  Portfolio
                                                ----------------------   -------------------------  ----------------------
                                                Six Months      Year     Six Months       Year      Six Months     Year
                                                   Ended       Ended        Ended        Ended         Ended      Ended
                                                 April 30,    Oct. 31,    April 30,     Oct. 31,     April 30,   Oct. 31,
                                                   2014         2013        2014          2013         2014        2013
                                                -----------  ----------  -----------   ----------   ----------- ----------
                                                (Unaudited)              (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   16,466   $   46,722  $   96,350    $  103,396   $   56,790  $   68,706
  Capital Gain Distributions Received from
   Investment Securities.......................         --           --          --        15,455           --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.................    168,603      227,715      10,339        15,023        1,158     (15,210)
   Futures.....................................       (692)        (423)       (553)           --           --          --
   Foreign Currency Transactions...............         --           --          --            --         (372)       (394)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency..     24,591    1,117,408     329,632       254,603       85,409     476,010
   Translation of Foreign Currency
    Denominated Amounts........................         --           --          --            --           45         154
                                                ----------   ----------  ----------    ----------   ----------  ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.................    208,968    1,391,422     435,768       388,477      143,030     529,266
                                                ----------   ----------  ----------    ----------   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..................    (13,984)     (46,915)    (95,869)     (102,731)     (38,435)    (70,787)
  Net Short-Term Gains:
   Institutional Class Shares..................    (12,783)          --          --            --           --          --
  Net Long-Term Gains:
   Institutional Class Shares..................   (200,738)    (176,365)         --            --           --          --
                                                ----------   ----------  ----------    ----------   ----------  ----------
    Total Distributions........................   (227,505)    (223,280)    (95,869)     (102,731)     (38,435)    (70,787)
                                                ----------   ----------  ----------    ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    355,827      605,885     762,503     1,428,666      312,962     631,372
  Shares Issued in Lieu of Cash Distributions..    212,873      207,612      94,299        99,760       35,272      66,684
  Shares Redeemed..............................   (442,409)    (723,766)   (329,149)     (853,143)    (160,753)   (457,180)
                                                ----------   ----------  ----------    ----------   ----------  ----------
    Net Increase (Decrease) from Capital
     Share Transactions........................    126,291       89,731     527,653       675,283      187,481     240,876
                                                ----------   ----------  ----------    ----------   ----------  ----------
    Total Increase (Decrease) in Net Assets....    107,754    1,257,873     867,552       961,029      292,076     699,355
Net Assets
  Beginning of Period..........................  4,695,831    3,437,958   4,677,418     3,716,389    2,755,114   2,055,759
                                                ----------   ----------  ----------    ----------   ----------  ----------
  End of Period................................ $4,803,585   $4,695,831  $5,544,970    $4,677,418   $3,047,190  $2,755,114
                                                ==========   ==========  ==========    ==========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     17,986       36,865      28,072        51,717       14,050      31,421
  Shares Issued in Lieu of Cash Distributions..     11,188       14,570       3,624         3,726        1,593       3,350
  Shares Redeemed..............................    (22,393)     (43,945)    (12,177)      (30,873)      (7,223)    (22,837)
                                                ----------   ----------  ----------    ----------   ----------  ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.......................      6,781        7,490      19,519        24,570        8,420      11,934
                                                ==========   ==========  ==========    ==========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $    4,138   $    1,665  $   32,871    $   31,615   $   24,934  $    6,579

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $2 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               International Core Equity   International Small        Japanese Small
                                                       Portfolio            Company Portfolio       Company Portfolio
                                               ------------------------  -----------------------  ---------------------
                                               Six Months       Year     Six Months      Year     Six Months     Year
                                                  Ended        Ended        Ended       Ended        Ended      Ended
                                                April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                                  2014          2013        2014         2013        2014        2013
                                               -----------  -----------  ----------- -----------  ----------- ---------
                                               (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   177,992  $   218,030  $   89,705  $   180,481   $  3,178   $   6,101
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................    (134,267)     (10,392)    168,729      262,518      4,029       5,783
   Futures....................................          --           --        (945)         (29)        --          --
   Foreign Currency Transactions..............          95       (2,185)        805       (2,035)       (75)       (468)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................     579,099    1,736,462     392,809    1,540,906    (17,109)     94,197
   Futures....................................          --           --          --           30         --          --
   Translation of Foreign Currency
    Denominated Amounts.......................          69          312         104          438        (19)         26
                                               -----------  -----------  ----------  -----------   --------   ---------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................     622,988    1,942,227     651,207    1,982,309     (9,996)    105,639
                                               -----------  -----------  ----------  -----------   --------   ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................    (115,306)    (214,687)   (102,941)    (159,066)   (11,539)     (2,836)
  Net Short-Term Gains:
   Institutional Class Shares.................          --           --     (27,834)          --         --          --
  Net Long-Term Gains:
   Institutional Class Shares.................          --           --    (211,626)     (39,012)        --          --
                                               -----------  -----------  ----------  -----------   --------   ---------
    Total Distributions.......................    (115,306)    (214,687)   (342,401)    (198,078)   (11,539)     (2,836)
                                               -----------  -----------  ----------  -----------   --------   ---------
Capital Share Transactions (1):
  Shares Issued...............................   1,971,730    2,415,089     645,464    1,229,487     48,508     142,226
  Shares Issued in Lieu of Cash Distributions.     112,236      206,673     333,784      188,769     10,648       2,638
  Shares Redeemed.............................    (637,939)  (1,323,574)   (587,941)  (1,104,930)   (71,809)   (127,503)
                                               -----------  -----------  ----------  -----------   --------   ---------
    Net Increase (Decrease) from Capital
     Share Transactions.......................   1,446,027    1,298,188     391,307      313,326    (12,653)     17,361
                                               -----------  -----------  ----------  -----------   --------   ---------
    Total Increase (Decrease) in Net Assets...   1,953,709    3,025,728     700,113    2,097,557    (34,188)    120,164
Net Assets
  Beginning of Period.........................   9,508,466    6,482,738   8,520,717    6,423,160    414,132     293,968
                                               -----------  -----------  ----------  -----------   --------   ---------
  End of Period............................... $11,462,175  $ 9,508,466  $9,220,830  $ 8,520,717   $379,944   $ 414,132
                                               ===========  ===========  ==========  ===========   ========   =========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     155,035      213,883      33,274       72,452      2,633       8,814
  Shares Issued in Lieu of Cash Distributions.       8,913       18,646      18,190       11,691        579         173
  Shares Redeemed.............................     (50,305)    (117,963)    (30,311)     (65,368)    (3,862)     (7,179)
                                               -----------  -----------  ----------  -----------   --------   ---------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     113,643      114,566      21,153       18,775       (650)      1,808
                                               ===========  ===========  ==========  ===========   ========   =========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $    90,015  $    27,329  $   13,847  $    27,396   $ (2,183)  $   6,178

----------
* Net of foreign capital gain taxes withheld of $65, $14, $175, $27, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                      Asia Pacific Small   United Kingdom Small   Continental Small
                                                       Company Portfolio    Company Portfolio     Company Portfolio
                                                     --------------------  -------------------  --------------------
                                                     Six Months    Year    Six Months    Year   Six Months    Year
                                                        Ended     Ended       Ended     Ended      Ended     Ended
                                                      April 30,  Oct. 31,   April 30,  Oct. 31,  April 30,  Oct. 31,
                                                        2014       2013       2014       2013      2014       2013
                                                     ----------- --------  ----------- -------- ----------- --------
                                                     (Unaudited)           (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................  $  5,181   $ 11,525    $   456   $   933   $  1,508   $  2,635
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................        (5)      (255)     1,243     2,545      3,328      2,298
   Futures..........................................        --         --         --        --        (53)        29
   Foreign Currency Transactions....................        31          9          3        --         50         (3)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency.......    (3,622)    17,462      1,744     7,107     19,983     41,299
   Futures..........................................        --         --         --        --         --        (29)
   Translation of Foreign Currency Denominated
    Amounts.........................................        (1)        (1)         1        --          4          7
                                                      --------   --------    -------   -------   --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................     1,584     28,740      3,447    10,585     24,820     46,236
                                                      --------   --------    -------   -------   --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................   (12,860)    (7,603)      (510)     (953)      (343)    (2,834)
  Net Long-Term Gains:
   Institutional Class Shares.......................        --         --       (406)       --         --         --
                                                      --------   --------    -------   -------   --------   --------
     Total Distributions............................   (12,860)    (7,603)      (916)     (953)      (343)    (2,834)
                                                      --------   --------    -------   -------   --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................    75,143     96,294      3,759     2,464      8,648     32,191
  Shares Issued in Lieu of Cash Distributions.......    12,189      7,183        700       729        281      2,141
  Shares Redeemed...................................   (10,249)   (31,639)    (4,932)   (7,045)    (9,977)   (13,244)
                                                      --------   --------    -------   -------   --------   --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................    77,083     71,838       (473)   (3,852)    (1,048)    21,088
                                                      --------   --------    -------   -------   --------   --------
     Total Increase (Decrease) in Net Assets........    65,807     92,975      2,058     5,780     23,429     64,490
Net Assets
  Beginning of Period...............................   331,166    238,191     37,096    31,316    170,806    106,316
                                                      --------   --------    -------   -------   --------   --------
  End of Period.....................................  $396,973   $331,166    $39,154   $37,096   $194,235   $170,806
                                                      ========   ========    =======   =======   ========   ========
(1) Shares Issued and Redeemed:
Shares Issued.......................................     3,242      4,135         98        78        395      1,806
Shares Issued in Lieu of Cash Distributions.........       549        309         19        24         14        128
Shares Redeemed.....................................      (445)    (1,362)      (127)     (224)      (460)      (834)
                                                      --------   --------    -------   -------   --------   --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     3,346      3,082        (10)     (122)       (51)     1,100
                                                      ========   ========    =======   =======   ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................  $ (1,261)  $  6,418    $    75   $   129   $  1,257   $     92

----------
* Net of foreign capital gain taxes withheld of $0, $0, $1, $0, $8 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               DFA International Real
                                                  Estate Securities    DFA Global Real Estate   DFA International Small
                                                      Portfolio         Securities Portfolio      Cap Value Portfolio
                                               ----------------------  ----------------------  ------------------------
                                               Six Months     Year     Six Months     Year     Six Months       Year
                                                  Ended      Ended        Ended      Ended        Ended        Ended
                                                April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,     Oct. 31,
                                                  2014        2013        2014        2013        2014          2013
                                               ----------- ----------  ----------- ----------  -----------  -----------
                                               (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   41,503  $   72,994  $   66,019  $   84,342  $   101,060  $   208,592
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................      3,938     (19,009)     (2,771)     (3,169)     165,817      179,935
   Futures....................................         --         888          --          --           --           --
   Foreign Currency Transactions..............        287        (860)         --          --          857       (2,311)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................     69,723     105,321     102,401      60,459      776,696    2,722,774
   Translation of Foreign Currency
    Denominated Amounts.......................         63          18          --          --           79          666
                                               ----------  ----------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    115,514     159,352     165,649     141,632    1,044,509    3,109,656
                                               ----------  ----------  ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................   (106,263)   (181,848)    (72,036)    (84,341)    (110,870)    (198,381)
  Net Short-Term Gains:
   Institutional Class Shares.................         --          --          --          --      (38,805)          --
  Net Long-Term Gains:
   Institutional Class Shares.................         --          --          --          --     (127,501)    (117,102)
                                               ----------  ----------  ----------  ----------  -----------  -----------
    Total Distributions.......................   (106,263)   (181,848)    (72,036)    (84,341)    (277,176)    (315,483)
                                               ----------  ----------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    473,955     842,458     498,786     932,289      984,843    1,644,691
  Shares Issued in Lieu of Cash Distributions.    105,300     180,122      70,668      82,056      254,292      292,218
  Shares Redeemed.............................   (175,093)   (372,815)   (187,957)   (304,476)    (807,775)  (1,848,793)
                                               ----------  ----------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    404,162     649,765     381,497     709,869      431,360       88,116
                                               ----------  ----------  ----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets...    413,413     627,269     475,110     767,160    1,198,693    2,882,289
Net Assets
  Beginning of Period.........................  2,158,977   1,531,708   2,082,707   1,315,547   11,148,899    8,266,610
                                               ----------  ----------  ----------  ----------  -----------  -----------
  End of Period............................... $2,572,390  $2,158,977  $2,557,817  $2,082,707  $12,347,592  $11,148,899
                                               ==========  ==========  ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     92,762     159,658      54,388      99,632       47,785       96,297
  Shares Issued in Lieu of Cash Distributions.     21,490      35,387       8,208       9,335       13,067       18,141
  Shares Redeemed.............................    (34,677)    (71,419)    (20,659)    (32,860)     (39,239)    (106,982)
                                               ----------  ----------  ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................     79,575     123,626      41,937      76,107       21,613        7,456
                                               ==========  ==========  ==========  ==========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...................................... $ (212,733) $ (147,973) $    5,607  $   11,624  $     5,646  $    14,704

----------
* Net of foreign capital gain taxes withheld of $0, $7, $0, $0, $33 and $6, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                              International Vector    World ex U.S. Value  World ex U.S. Targeted
                                                                Equity Portfolio           Portfolio          Value Portfolio
                                                             ----------------------  --------------------  ---------------------
                                                                                                                         Period
                                                             Six Months     Year     Six Months    Year    Six Months   Nov. 1,
                                                                Ended      Ended        Ended     Ended       Ended    2012(a) to
                                                              April 30,   Oct. 31,    April 30,  Oct. 31,   April 30,   Oct. 31,
                                                                2014        2013        2014       2013       2014        2013
                                                             ----------- ----------  ----------- --------  ----------- ----------
                                                             (Unaudited)             (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................. $   16,576  $   18,816   $  2,484   $  2,186   $    915    $ 1,009
  Capital Gain Distributions Received from Affiliated
   Investment Companies.....................................         --          --        157         64        983        191
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............................      4,258       8,277        702      3,077       (173)       947
   Futures..................................................         --          --         --        (12)        --          1
   Foreign Currency Transactions............................        (82)        (71)        (1)       (14)        (2)        (3)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     57,502     172,846        969     13,382      5,265     11,646
   Futures..................................................         --          --          1         (1)        --         --
   Translation of Foreign Currency Denominated
    Amounts.................................................         (2)         46          1        (15)        --         --
                                                             ----------  ----------   --------   --------   --------    -------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................     78,252     199,914      4,313     18,667      6,988     13,791
                                                             ----------  ----------   --------   --------   --------    -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............................     (9,166)    (17,456)    (1,871)    (2,334)    (1,042)      (993)
  Net Short-Term Gains:
   Institutional Class Shares...............................       (571)         --         --         --        (48)        --
  Net Long-Term Gains:
   Institutional Class Shares...............................     (7,322)     (2,044)        --         --     (1,147)        --
                                                             ----------  ----------   --------   --------   --------    -------
    Total Distributions.....................................    (17,059)    (19,500)    (1,871)    (2,334)    (2,237)      (993)
                                                             ----------  ----------   --------   --------   --------    -------
Capital Share Transactions (1):
  Shares Issued.............................................    189,011     419,905      4,943     53,066     48,578     87,917
  Shares Issued in Lieu of Cash Distributions...............     16,870      18,898      1,867      2,232      2,238        993
  Shares Redeemed...........................................    (61,399)    (89,842)    (7,767)   (11,241)    (7,420)    (5,698)
                                                             ----------  ----------   --------   --------   --------    -------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    144,482     348,961       (957)    44,057     43,396     83,212
                                                             ----------  ----------   --------   --------   --------    -------
    Total Increase (Decrease) in Net Assets.................    205,675     529,375      1,485     60,390     48,147     96,010
Net Assets
  Beginning of Period.......................................  1,090,774     561,399    117,587     57,197     96,010         --
                                                             ----------  ----------   --------   --------   --------    -------
  End of Period............................................. $1,296,449  $1,090,774   $119,072   $117,587   $144,157    $96,010
                                                             ==========  ==========   ========   ========   ========    =======
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     15,897      39,490        416      4,923      3,922      8,136
  Shares Issued in Lieu of Cash Distributions...............      1,467       1,856        159        209        189         90
  Shares Redeemed...........................................     (5,173)     (8,665)      (661)    (1,036)      (608)      (522)
                                                             ----------  ----------   --------   --------   --------    -------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     12,191      32,681        (86)     4,096      3,503      7,704
                                                             ==========  ==========   ========   ========   ========    =======
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................... $    9,896  $    2,486   $    800   $    187   $   (112)   $    15

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $8, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 World ex U.S.
                                                                  Core Equity        Selectively Hedged
                                                                   Portfolio        Global Equity Portfolio
                                                             ---------------------  ----------------------
                                                                           Period
                                                             Six Months   April 9,  Six Months      Year
                                                                Ended    2013(a) to    Ended       Ended
                                                              April 30,   Oct. 31,   April 30,    Oct. 31,
                                                                2014        2013       2014         2013
                                                             ----------- ---------- -----------   --------
                                                             (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..............................  $  1,473    $  1,160   $    683     $ 1,317
  Capital Gain Distributions Received from Affiliated
   Investment Companies.....................................        --          --        342         115
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............................      (104)        (30)     1,409         (81)
   Futures..................................................        --          --        341         545
   Foreign Currency Transactions............................        --          --         90         237
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     7,644      11,720      2,158      12,814
   Futures..................................................        --          --       (121)        150
   Translation of Foreign Currency Denominated Amounts......        --          --        (33)        121
                                                              --------    --------   --------     -------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................     9,013      12,850      4,869      15,218
                                                              --------    --------   --------     -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............................    (1,487)     (1,171)    (1,858)       (330)
  Net Short-Term Gains:
   Institutional Class Shares...............................       (64)         --       (281)        (43)
  Net Long-Term Gains:
   Institutional Class Shares...............................        --          --       (539)        (56)
                                                              --------    --------   --------     -------
    Total Distributions.....................................    (1,551)     (1,171)    (2,678)       (429)
                                                              --------    --------   --------     -------
Capital Share Transactions (1):
  Shares Issued.............................................    90,848     125,005     33,064      43,832
  Shares Issued in Lieu of Cash Distributions...............     1,548       1,169      2,678         429
  Shares Redeemed...........................................   (14,928)     (8,133)   (18,921)     (2,652)
                                                              --------    --------   --------     -------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    77,468     118,041     16,821      41,609
                                                              --------    --------   --------     -------
    Total Increase (Decrease) in Net Assets.................    84,930     129,720     19,012      56,398
Net Assets
  Beginning of Period.......................................   129,720          --     91,348      34,950
                                                              --------    --------   --------     -------
  End of Period.............................................  $214,650    $129,720   $110,360     $91,348
                                                              ========    ========   ========     =======
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     8,523      12,721      2,427       3,666
  Shares Issued in Lieu of Cash Distributions...............       146         117        205          39
  Shares Redeemed...........................................    (1,395)       (790)    (1,397)       (217)
                                                              --------    --------   --------     -------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     7,274      12,048      1,235       3,488
                                                              ========    ========   ========     =======
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................  $    (15)   $     (1)  $    215     $ 1,390

                                                                Emerging Markets
                                                                    Portfolio
                                                             ----------------------

                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2014        2013
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................. $   24,710  $   61,645
  Capital Gain Distributions Received from Affiliated
   Investment Companies.....................................         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............................    (19,190)     22,235
   Futures..................................................         --          --
   Foreign Currency Transactions............................        (53)       (124)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............    (77,616)    143,306
   Futures..................................................         --          --
   Translation of Foreign Currency Denominated Amounts......         28          (6)
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    (72,121)    227,056
                                                             ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............................    (21,495)    (59,866)
  Net Short-Term Gains:
   Institutional Class Shares...............................         --          --
  Net Long-Term Gains:
   Institutional Class Shares...............................    (21,358)    (30,527)
                                                             ----------  ----------
    Total Distributions.....................................    (42,853)    (90,393)
                                                             ----------  ----------
Capital Share Transactions (1):
  Shares Issued.............................................    630,227   1,304,374
  Shares Issued in Lieu of Cash Distributions...............     40,365      84,860
  Shares Redeemed...........................................   (333,914)   (667,334)
                                                             ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    336,678     721,900
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................    221,704     858,563
Net Assets
  Beginning of Period.......................................  3,655,740   2,797,177
                                                             ----------  ----------
  End of Period............................................. $3,877,444  $3,655,740
                                                             ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     24,959      50,466
  Shares Issued in Lieu of Cash Distributions...............      1,580       3,233
  Shares Redeemed...........................................    (13,207)    (25,465)
                                                             ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     13,332      28,234
                                                             ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................... $   10,070  $    6,864

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                         Emerging Markets Small   Emerging Markets Value
                                                              Cap Portfolio              Portfolio
                                                         ----------------------  ------------------------
                                                         Six Months     Year     Six Months       Year
                                                            Ended      Ended        Ended        Ended
                                                          April 30,   Oct. 31,    April 30,     Oct. 31,
                                                            2014        2013        2014          2013
                                                         ----------- ----------  -----------  -----------
                                                         (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................... $   29,035  $   69,684  $   137,479  $   342,372
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........................     43,554      64,325     (354,332)     296,735
   Futures..............................................         --         452           --           --
   Foreign Currency Transactions........................        (82)     (1,227)      (2,053)      (2,807)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........      9,405     146,169     (440,131)     717,140
   Futures..............................................         (4)          4           --           --
   Translation of Foreign Currency Denominated
    Amounts.............................................         94         (42)         100            7
                                                         ----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations....................................     82,002     279,365     (658,937)   1,353,447
                                                         ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares......................................         --          --         (833)      (1,837)
   Institutional Class Shares...........................    (36,498)    (67,721)    (164,213)    (355,664)
  Net Short-Term Gains:
   Class R2 Shares......................................         --          --          (62)          --
   Institutional Class Shares...........................         --      (3,428)     (11,122)          --
  Net Long-Term Gains:
   Class R2 Shares......................................         --          --       (1,472)      (2,090)
   Institutional Class Shares...........................    (63,095)    (92,100)    (262,348)    (342,441)
                                                         ----------  ----------  -----------  -----------
    Total Distributions.................................    (99,593)   (163,249)    (440,050)    (702,032)
                                                         ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................    442,550   1,458,450    1,914,815    4,240,153
  Shares Issued in Lieu of Cash Distributions...........     92,750     142,712      419,285      656,583
  Shares Redeemed.......................................   (241,422)   (583,088)  (1,630,414)  (2,967,974)
                                                         ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.......................................    293,878   1,018,074      703,686    1,928,762
                                                         ----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.............    276,287   1,134,190     (395,301)   2,580,177
Net Assets
  Beginning of Period...................................  4,041,863   2,907,673   19,268,907   16,688,730
                                                         ----------  ----------  -----------  -----------
  End of Period......................................... $4,318,150  $4,041,863  $18,873,606  $19,268,907
                                                         ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................     21,892      69,669       70,732      148,957
  Shares Issued in Lieu of Cash Distributions...........      4,651       6,956       15,454       22,991
  Shares Redeemed.......................................    (12,083)    (28,076)     (60,445)    (105,179)
                                                         ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...........................................     14,460      48,549       25,741       66,769
                                                         ==========  ==========  ===========  ===========
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................... $      877  $    8,340  $   (12,750) $    14,739

                                                           Emerging Markets Core
                                                             Equity Portfolio
                                                         ------------------------
                                                         Six Months       Year
                                                            Ended        Ended
                                                          April 30,     Oct. 31,
                                                            2014          2013
                                                         -----------  -----------
                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................... $    88,556  $   211,992
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........................     (64,782)      (9,977)
   Futures..............................................          --           --
   Foreign Currency Transactions........................        (735)      (2,207)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........    (139,793)     581,086
   Futures..............................................          --           --
   Translation of Foreign Currency Denominated
    Amounts.............................................          54          (79)
                                                         -----------  -----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations....................................    (116,700)     780,815
                                                         -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................     (81,635)    (205,400)
  Net Short-Term Gains:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................          --           --
  Net Long-Term Gains:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................          --           --
                                                         -----------  -----------
    Total Distributions.................................     (81,635)    (205,400)
                                                         -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................   2,631,076    5,406,041
  Shares Issued in Lieu of Cash Distributions...........      74,799      187,871
  Shares Redeemed.......................................  (1,267,214)  (1,743,072)
                                                         -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.......................................   1,438,661    3,850,840
                                                         -----------  -----------
    Total Increase (Decrease) in Net Assets.............   1,240,326    4,426,255
Net Assets
  Beginning of Period...................................  13,020,962    8,594,707
                                                         -----------  -----------
  End of Period......................................... $14,261,288  $13,020,962
                                                         ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................     138,032      276,461
  Shares Issued in Lieu of Cash Distributions...........       3,886        9,689
  Shares Redeemed.......................................     (66,650)     (90,412)
                                                         -----------  -----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...........................................      75,268      195,738
                                                         ===========  ===========
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................... $    38,276  $    31,355

----------
* Net of foreign capital gain taxes withheld of $0, $1, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)



                                                                           Enhanced U.S. Large Company Portfolio
                                                             --------------------------------------------------------------

                                                             Six Months      Year      Year      Year      Year       Year
                                                                Ended       Ended     Ended     Ended     Ended      Ended
                                                              April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                                                2014         2013      2012      2011      2010       2009
-------------------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  11.70     $   9.29  $   8.15  $   7.53  $   6.48  $   6.47
                                                              --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.04         0.07      0.07      0.07      0.07      0.05
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.94         2.42      1.20      0.56      1.05      0.61
                                                              --------     --------  --------  --------  --------  --------
   Total from Investment Operations.........................      0.98         2.49      1.27      0.63      1.12      0.66
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.04)       (0.08)    (0.13)    (0.01)    (0.07)    (0.59)
 Net Realized Gains.........................................        --           --        --        --        --     (0.06)
                                                              --------     --------  --------  --------  --------  --------
   Total Distributions......................................     (0.04)       (0.08)    (0.13)    (0.01)    (0.07)    (0.65)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  12.64     $  11.70  $   9.29  $   8.15  $   7.53  $   6.48
===========================================================  ===========   ========  ========  ========  ========  ========
Total Return................................................      8.35%(D)    26.99%    15.84%     8.41%    17.40%    12.23%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $199,110     $212,840  $190,011  $171,128  $157,730  $165,231
Ratio of Expenses to Average Net Assets.....................      0.23%(E)     0.24%     0.25%     0.26%     0.26%     0.29%**
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................      0.23%(E)     0.24%     0.25%     0.26%     0.26%     0.29%**
Ratio of Net Investment Income to Average Net Assets........      0.60%(E)     0.63%     0.80%     0.86%     0.98%     0.86%
Portfolio Turnover Rate.....................................        86%(D)      139%       76%      140%       78%       46%*
-------------------------------------------------------------------------------------------------------------------------------

                                                                 U.S. Large Cap Equity
                                                                       Portfolio
                                                             -----------------------
                                                                               Period
                                                             Six Months       June 25,
                                                                Ended        2013(a) to
                                                              April 30,       Oct. 31,
                                                                2014            2013
-------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  11.07      $  10.00
                                                              --------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.10          0.06
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.83          1.04
                                                              --------      --------
   Total from Investment Operations.........................      0.93          1.10
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.09)        (0.03)
 Net Realized Gains.........................................        --            --
                                                              --------      --------
   Total Distributions......................................     (0.09)        (0.03)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  11.91      $  11.07
===========================================================  ===========   ==========
Total Return................................................      8.51%(D)     11.01%(D)
-------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $197,479      $135,407
Ratio of Expenses to Average Net Assets.....................      0.19%(E)      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................      0.21%(E)      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.77%(E)      1.58%(C)(E)
Portfolio Turnover Rate.....................................         0%(D)         0%(D)
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and, for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Large Cap Value Portfolio
                                                             ----------------------------------------------------------------
                                                               Six Months        Year        Year        Year        Year
                                                                  Ended         Ended       Ended       Ended       Ended
                                                                April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                  2014           2013        2012        2011        2010
------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     29.72     $     22.34  $    19.29  $    18.58  $    15.81
                                                             -----------     -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.26            0.47        0.41        0.33        0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).        2.51            7.38        3.04        0.70        2.76
                                                             -----------     -----------  ----------  ----------  ----------
   Total from Investment Operations.........................        2.77            7.85        3.45        1.03        3.09
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.26)          (0.47)      (0.40)      (0.32)      (0.32)
 Net Realized Gains.........................................          --              --          --          --          --
                                                             -----------     -----------  ----------  ----------  ----------
   Total Distributions......................................       (0.26)          (0.47)      (0.40)      (0.32)      (0.32)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     32.23     $     29.72  $    22.34  $    19.29  $    18.58
===========================================================  ===========     ===========  ==========  ==========  ==========
Total Return................................................        9.35%(D)       35.52%      18.14%       5.53%      19.72%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $13,617,947     $11,963,072  $8,334,585  $7,340,344  $6,921,036
Ratio of Expenses to Average Net Assets (B).................        0.27%(E)        0.27%       0.27%       0.28%       0.28%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly) (B)..................        0.27%(E)        0.27%       0.27%       0.28%       0.28%
Ratio of Net Investment Income to Average Net Assets........        1.66%(E)        1.82%       1.99%       1.63%       1.86%
------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2009
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    14.58
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.31
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.28
                                                             ----------
   Total from Investment Operations.........................       1.59
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.34)
 Net Realized Gains.........................................      (0.02)
                                                             ----------
   Total Distributions......................................      (0.36)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    15.81
===========================================================  ==========
Total Return................................................      11.76%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $5,863,652
Ratio of Expenses to Average Net Assets (B).................       0.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly) (B)..................       0.30%
Ratio of Net Investment Income to Average Net Assets........       2.26%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Targeted Value Portfolio-Class R1 Shares+
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2014         2013     2012     2011     2010     2009
------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 22.63      $17.28  $ 15.32  $ 14.75  $ 11.73  $ 10.92
                                                                -------      ------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.08        0.27     0.15     0.10     0.07     0.12
  Net Gains (Losses) on Securities (Realized and Unrealized).      1.52        6.28     2.06     0.60     3.07     0.87
                                                                -------      ------  -------  -------  -------  -------
   Total from Investment Operations..........................      1.60        6.55     2.21     0.70     3.14     0.99
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.06)      (0.22)   (0.13)   (0.10)   (0.12)   (0.18)
  Net Realized Gains.........................................     (1.32)      (0.98)   (0.12)   (0.03)      --       --
                                                                -------      ------  -------  -------  -------  -------
   Total Distributions.......................................     (1.38)      (1.20)   (0.25)   (0.13)   (0.12)   (0.18)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 22.85      $22.63  $ 17.28  $ 15.32  $ 14.75  $ 11.73
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      7.45%(D)   40.39%   14.67%    4.69%   26.93%    9.36%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $12,061      $9,470  $49,423  $45,132  $41,316  $31,393
Ratio of Expenses to Average Net Assets......................      0.47%(E)    0.47%    0.48%    0.48%    0.49%    0.52%
Ratio of Net Investment Income to Average Net Assets.........      0.74%(E)    1.42%    0.93%    0.61%    0.59%    1.12%
Portfolio Turnover Rate......................................         5%(D)      16%      20%      23%      20%      17%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Targeted Value Portfolio-Class R2 Shares+
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2014         2013     2012     2011     2010     2009
------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 22.57     $ 17.26  $ 15.31  $ 14.76   $11.74   $10.91
                                                                -------     -------  -------  -------   ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.06        0.19     0.13     0.07     0.05     0.10
  Net Gains (Losses) on Securities (Realized and Unrealized).      1.52        6.31     2.05     0.60     3.07     0.88
                                                                -------     -------  -------  -------   ------   ------
   Total from Investment Operations..........................      1.58        6.50     2.18     0.67     3.12     0.98
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.05)      (0.21)   (0.11)   (0.09)   (0.10)   (0.15)
  Net Realized Gains.........................................     (1.32)      (0.98)   (0.12)   (0.03)      --       --
                                                                -------     -------  -------  -------   ------   ------
   Total Distributions.......................................     (1.37)      (1.19)   (0.23)   (0.12)   (0.10)   (0.15)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 22.78     $ 22.57  $ 17.26  $ 15.31   $14.76   $11.74
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      7.35%(D)   40.10%   14.46%    4.50%   26.66%    9.23%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $77,227     $23,305  $12,754  $10,918   $5,967   $2,930
Ratio of Expenses to Average Net Assets......................      0.62%(E)    0.62%    0.63%    0.63%    0.64%    0.67%
Ratio of Net Investment Income to Average Net Assets.........      0.54%(E)    0.95%    0.78%    0.42%    0.44%    0.91%
Portfolio Turnover Rate......................................         5%(D)      16%      20%      23%      20%      17%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            U.S. Targeted Value Portfolio-Institutional Class Shares
                                                   -------------------------------------------------------------------------
                                                    Six Months       Year        Year        Year        Year        Year
                                                       Ended        Ended       Ended       Ended       Ended       Ended
                                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                       2014          2013        2012        2011        2010        2009
-----------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period.............. $    22.60     $    17.28  $    15.32  $    14.76  $    11.70  $    10.84
                                                   ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.10           0.24        0.17        0.12        0.09        0.12
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       1.52           6.31        2.06        0.59        3.06        0.88
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............       1.62           6.55        2.23        0.71        3.15        1.00
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.07)         (0.25)      (0.15)      (0.12)      (0.09)      (0.14)
 Net Realized Gains...............................      (1.32)         (0.98)      (0.12)      (0.03)         --          --
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions............................      (1.39)         (1.23)      (0.27)      (0.15)      (0.09)      (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    22.83     $    22.60  $    17.28  $    15.32  $    14.76  $    11.70
=================================================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return......................................       7.55%(D)      40.40%      14.78%       4.76%      27.02%       9.47%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $4,879,317     $4,180,974  $2,989,632  $2,487,929  $2,223,982  $1,449,437
Ratio of Expenses to Average Net Assets...........       0.37%(E)       0.37%       0.38%       0.38%       0.38%       0.41%
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.85%(E)       1.25%       1.03%       0.71%       0.69%       1.19%
Portfolio Turnover Rate...........................          5%(D)         16%         20%         23%         20%         17%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                     U.S. Small Cap Value Portfolio
                                                              ---------------------------------------------------------------
                                                                Six Months       Year        Year        Year        Year
                                                                   Ended        Ended       Ended       Ended       Ended
                                                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                   2014          2013        2012        2011        2010
------------------------------------------------------------------------------------------------------------------------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period......................... $     34.48     $    26.57  $    23.50  $    22.49  $    17.69
                                                              -----------     ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.11           0.39        0.20        0.16        0.09
  Net Gains (Losses) on Securities (Realized and Unrealized).        2.27           9.41        3.38        1.00        4.79
                                                              -----------     ----------  ----------  ----------  ----------
   Total from Investment Operations..........................        2.38           9.80        3.58        1.16        4.88
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.11)         (0.37)      (0.18)      (0.15)      (0.08)
  Net Realized Gains.........................................       (1.60)         (1.52)      (0.33)         --          --
                                                              -----------     ----------  ----------  ----------  ----------
   Total Distributions.......................................       (1.71)         (1.89)      (0.51)      (0.15)      (0.08)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $     35.15     $    34.48  $    26.57  $    23.50  $    22.49
============================================================= ===========     ==========  ==========  ==========  ==========
Total Return.................................................        7.14%(D)      39.35%      15.60%       5.13%      27.69%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $10,912,856     $9,526,981  $7,088,470  $6,540,863  $6,555,277
Ratio of Expenses to Average Net Assets......................        0.52%(E)       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.........        0.62%(E)       1.28%       0.78%       0.62%       0.43%
Portfolio Turnover Rate......................................           4%(D)         14%         15%         14%         19%
------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2009
---------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    16.32
                                                              ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.04
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.54
                                                              ----------
   Total from Investment Operations..........................       1.58
---------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.21)
  Net Realized Gains.........................................         --
                                                              ----------
   Total Distributions.......................................      (0.21)
---------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    17.69
============================================================= ==========
Total Return.................................................       9.97%
---------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $5,669,659
Ratio of Expenses to Average Net Assets......................       0.54%++
Ratio of Net Investment Income to Average Net Assets.........       0.27%
Portfolio Turnover Rate......................................         21%+
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ For the period February 28, 2009 through October 31, 2009. Effective
  February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++Represents the combined ratios for the respective portfolio and, for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                             U.S. Core Equity 1 Portfolio
                                      -------------------------------------------------------------------------  ---------------
                                       Six Months       Year        Year        Year        Year        Year       Six Months
                                          Ended        Ended       Ended       Ended       Ended       Ended          Ended
                                        April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                          2014          2013        2012        2011        2010        2009          2014
---------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of Period. $    15.74     $    12.11  $    10.78  $    10.18  $     8.54  $     7.81  $     15.62
                                      ----------     ----------  ----------  ----------  ----------  ----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.13           0.25        0.21        0.17        0.15        0.15         0.13
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........       1.11           3.62        1.32        0.59        1.61        0.73         1.09
                                      ----------     ----------  ----------  ----------  ----------  ----------  -----------
   Total from Investment
    Operations.......................       1.24           3.87        1.53        0.76        1.76        0.88         1.22
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.12)         (0.24)      (0.20)      (0.16)      (0.12)      (0.15)       (0.11)
 Net Realized Gains..................      (0.07)            --          --          --          --          --        (0.16)
                                      ----------     ----------  ----------  ----------  ----------  ----------  -----------
   Total Distributions...............      (0.19)         (0.24)      (0.20)      (0.16)      (0.12)      (0.15)       (0.27)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    16.79     $    15.74  $    12.11  $    10.78  $    10.18  $     8.54  $     16.57
===================================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return.........................       7.97%(D)      32.32%      14.29%       7.47%      20.80%      11.64%        7.93%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $9,088,173     $7,566,179  $4,876,973  $3,731,411  $2,897,409  $1,989,583  $11,493,784
Ratio of Expenses to Average Net
 Assets..............................       0.19%(E)       0.19%       0.19%       0.20%       0.20%       0.22%        0.21%(E)
Ratio of Net Investment Income to
 Average Net Assets..................       1.60%(E)       1.79%       1.79%       1.49%       1.53%       2.02%        1.56%(E)
Portfolio Turnover Rate..............          1%(D)          1%          3%          5%          4%          7%           1%(D)
---------------------------------------------------------------------------------------------------------------------------------

                                              U.S. Core Equity 2 Portfolio
                                      -----------------------------------------------------------
                                         Year        Year        Year        Year        Year
                                        Ended       Ended       Ended       Ended       Ended
                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                         2013        2012        2011        2010        2009
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period. $    11.99  $    10.61  $    10.06  $     8.39  $     7.73
                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.24        0.20        0.16        0.14        0.14
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........       3.73        1.36        0.54        1.64        0.66
                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.......................       3.97        1.56        0.70        1.78        0.80
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.24)      (0.18)      (0.15)      (0.11)      (0.14)
 Net Realized Gains..................      (0.10)         --          --          --          --
                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............      (0.34)      (0.18)      (0.15)      (0.11)      (0.14)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    15.62  $    11.99  $    10.61  $    10.06  $     8.39
===================================== ==========  ==========  ==========  ==========  ==========
Total Return.........................      33.66%      14.81%       6.98%      21.41%      10.66%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $9,989,564  $6,923,984  $5,819,906  $4,990,367  $3,804,325
Ratio of Expenses to Average Net
 Assets..............................       0.22%       0.22%       0.22%       0.23%       0.24%
Ratio of Net Investment Income to
 Average Net Assets..................       1.74%       1.74%       1.42%       1.47%       1.89%
Portfolio Turnover Rate..............          3%          5%          9%          7%          4%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Vector Equity Portfolio
                                                             --------------------------------------------------------------
                                                              Six Months       Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                               April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2014          2013        2012        2011        2010
----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period........................ $    15.62     $    11.61  $    10.28  $     9.82  $     8.03
                                                             ----------     ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.10           0.20        0.16        0.12        0.10
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.03           4.03        1.32        0.46        1.79
                                                             ----------     ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       1.13           4.23        1.48        0.58        1.89
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.09)         (0.20)      (0.15)      (0.12)      (0.10)
 Net Realized Gains.........................................      (0.22)         (0.02)         --          --          --
                                                             ----------     ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.31)         (0.22)      (0.15)      (0.12)      (0.10)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    16.44     $    15.62  $    11.61  $    10.28  $     9.82
===========================================================  ===========    ==========  ==========  ==========  ==========
Total Return................................................       7.31%(D)      36.80%      14.55%       5.86%      23.65%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $3,201,393     $2,893,842  $2,009,177  $1,851,895  $1,558,423
Ratio of Expenses to Average Net Assets.....................       0.32%(E)       0.32%       0.32%       0.33%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees)...............................................       0.32%(E)       0.32%       0.32%       0.33%       0.33%
Ratio of Net Investment Income to Average Net Assets........       1.25%(E)       1.50%       1.45%       1.11%       1.13%
Portfolio Turnover Rate.....................................          2%(D)          3%          9%         10%         11%
----------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2009
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     7.48
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.11
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.57
                                                             ----------
   Total from Investment Operations.........................       0.68
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.13)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.13)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     8.03
===========================================================  ==========
Total Return................................................       9.47%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $1,178,114
Ratio of Expenses to Average Net Assets.....................       0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees)...............................................       0.35%
Ratio of Net Investment Income to Average Net Assets........       1.60%
Portfolio Turnover Rate.....................................         11%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                             U.S. Small Cap Portfolio
                                   -------------------------------------------------------------------------    --------------
                                    Six Months       Year        Year        Year        Year         Year       Six Months
                                       Ended        Ended       Ended       Ended       Ended        Ended          Ended
                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,      April 30,
                                       2014          2013        2012        2011        2010         2009          2014
-------------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)                                                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    30.03     $    23.11  $    20.55  $    19.06  $    14.89  $    13.35    $    19.64
                                   ----------     ----------  ----------  ----------  ----------  ----------    ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).       0.13           0.35        0.25        0.18        0.13        0.06          0.07
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......       1.20           8.13        2.53        1.49        4.17        1.65          0.78
                                   ----------     ----------  ----------  ----------  ----------  ----------    ----------
   Total from Investment
    Operations....................       1.33           8.48        2.78        1.67        4.30        1.71          0.85
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.11)         (0.36)      (0.22)      (0.18)      (0.13)      (0.17)        (0.06)
 Net Realized Gains...............      (0.94)         (1.20)         --          --          --          --         (0.90)
                                   ----------     ----------  ----------  ----------  ----------  ----------    ----------
   Total Distributions............      (1.05)         (1.56)      (0.22)      (0.18)      (0.13)      (0.17)        (0.96)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    30.31     $    30.03  $    23.11  $    20.55  $    19.06  $    14.89    $    19.53
================================== ===========    ==========  ==========  ==========  ==========  ==========    ===========
Total Return......................       4.54%(D)      39.03%      13.61%       8.76%      28.99%      13.08%         4.46%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $8,391,412     $7,446,827  $4,563,345  $3,770,323  $3,391,457  $2,522,001    $4,803,585
Ratio of Expenses to Average Net
 Assets...........................       0.37%(E)       0.37%       0.37%       0.37%       0.37%       0.40%**       0.52%(E)
Ratio of Net Investment Income to
 Average Net Assets...............       0.88%(E)       1.33%       1.14%       0.84%       0.76%       0.50%         0.69%(E)
Portfolio Turnover Rate...........          4%(D)         10%         16%         23%         19%         17%*           6%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                               U.S. Micro Cap Portfolio
                                   -----------------------------------------------------------
                                      Year        Year        Year        Year         Year
                                     Ended       Ended       Ended       Ended        Ended
                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                      2013        2012        2011        2010         2009
------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................... $    14.84  $    13.24  $    12.25  $     9.57  $     9.19
                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).       0.19        0.14        0.09        0.06        0.03
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......       5.57        1.59        0.99        2.68        0.54
                                   ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations....................       5.76        1.73        1.08        2.74        0.57
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.20)      (0.13)      (0.09)      (0.06)      (0.19)
 Net Realized Gains...............      (0.76)         --          --          --          --
                                   ----------  ----------  ----------  ----------  ----------
   Total Distributions............      (0.96)      (0.13)      (0.09)      (0.06)      (0.19)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    19.64  $    14.84  $    13.24  $    12.25  $     9.57
================================== ==========  ==========  ==========  ==========  ==========
Total Return......................      41.34%      13.13%       8.85%      28.77%       6.61%
------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $4,695,831  $3,437,958  $3,257,719  $3,178,286  $2,818,365
Ratio of Expenses to Average Net
 Assets...........................       0.52%       0.52%       0.52%       0.52%       0.54%**
Ratio of Net Investment Income to
 Average Net Assets...............       1.16%       0.99%       0.69%       0.58%       0.38%
Portfolio Turnover Rate...........         11%         15%         14%          9%         12%*
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and, for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                        DFA Real Estate Securities Portfolio
                                     -------------------------------------------------------------------------  --------------
                                      Six Months       Year        Year        Year        Year        Year      Six Months
                                         Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                       April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                         2014          2013        2012        2011        2010        2009         2014
-------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    27.77     $    25.83  $    23.25  $    21.24  $    15.29  $    16.16  $    22.20
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.54           0.67        0.57        0.40        0.58        0.58        0.44
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.74           1.95        2.74        1.93        5.92       (0.62)       0.65
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       2.28           2.62        3.31        2.33        6.50       (0.04)       1.09
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.55)         (0.68)      (0.73)      (0.32)      (0.55)      (0.83)      (0.30)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.55)         (0.68)      (0.73)      (0.32)      (0.55)      (0.83)      (0.30)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    29.50     $    27.77  $    25.83  $    23.25  $    21.24  $    15.29  $    22.99
==================================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       8.49%(D)      10.28%      14.45%      11.09%      43.21%       0.98%       4.97%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $5,544,970     $4,677,418  $3,716,389  $3,098,647  $2,689,552  $2,018,559  $3,047,190
Ratio of Expenses to Average Net
 Assets.............................       0.18%(E)       0.18%       0.22%       0.32%       0.33%       0.36%       0.28%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived Fees
 and Fees Paid Indirectly)..........       0.19%(E)       0.19%       0.23%       0.32%       0.33%       0.36%       0.28%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       3.96%(E)       2.42%       2.29%       1.76%       3.13%       4.54%       4.00%(E)
Portfolio Turnover Rate.............          0%(D)          1%          0%          3%          2%          2%          3%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                            Large Cap International Portfolio
                                     ------------------------------------------------------------
                                        Year        Year         Year        Year        Year
                                       Ended       Ended        Ended       Ended       Ended
                                      Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                        2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    18.33  $    17.91  $    19.42   $    18.02  $    14.81
                                     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.58        0.60        0.63         0.48        0.48
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       3.90        0.40       (1.53)        1.43        3.16
                                     ----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations......................       4.48        1.00       (0.90)        1.91        3.64
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.61)      (0.58)      (0.61)       (0.51)      (0.43)
                                     ----------  ----------  ----------   ----------  ----------
   Total Distributions..............      (0.61)      (0.58)      (0.61)       (0.51)      (0.43)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    22.20  $    18.33  $    17.91   $    19.42  $    18.02
==================================== ==========  ==========  ==========   ==========  ==========
Total Return........................      24.85%       5.89%      (4.86)%      10.99%      25.20%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $2,755,114  $2,055,759  $1,704,149   $1,616,686  $1,364,351
Ratio of Expenses to Average Net
 Assets.............................       0.29%       0.30%       0.30%        0.30%       0.32%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived Fees
 and Fees Paid Indirectly)..........       0.29%       0.30%       0.30%        0.30%       0.32%
Ratio of Net Investment Income to
 Average Net Assets.................       2.90%       3.38%       3.19%        2.65%       3.14%
Portfolio Turnover Rate.............          5%          4%          3%           7%         12%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                 International Core Equity Portfolio
                                                             ----------------------------------------------------------------
                                                               Six Months       Year        Year         Year        Year
                                                                  Ended        Ended       Ended        Ended       Ended
                                                                April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014          2013        2012         2011        2010
------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     12.57     $    10.10  $     9.89  $    10.78   $     9.79
                                                             -----------     ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.22           0.31        0.31        0.33         0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.52           2.47        0.20       (0.89)        0.96
                                                             -----------     ----------  ----------  ----------   ----------
   Total from Investment Operations.........................        0.74           2.78        0.51       (0.56)        1.19
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.14)         (0.31)      (0.30)      (0.33)       (0.20)
                                                             -----------     ----------  ----------  ----------   ----------
   Total Distributions......................................       (0.14)         (0.31)      (0.30)      (0.33)       (0.20)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     13.17     $    12.57  $    10.10  $     9.89   $    10.78
===========================================================  ===========     ==========  ==========  ==========   ==========
Total Return................................................        5.97%(D)      27.98%       5.49%      (5.49)%      12.48%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $11,462,175     $9,508,466  $6,482,738  $5,395,884   $4,866,989
Ratio of Expenses to Average Net Assets.....................        0.38%(E)       0.39%       0.40%       0.40%        0.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................        0.38%(E)       0.39%       0.40%       0.40%        0.40%
Ratio of Net Investment Income to Average Net Assets........        3.47%(E)       2.80%       3.18%       2.96%        2.31%
Portfolio Turnover Rate.....................................           4%(D)          3%          5%          3%           2%
------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2009
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     7.46
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).       2.32
                                                             ----------
   Total from Investment Operations.........................       2.55
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.22)
                                                             ----------
   Total Distributions......................................      (0.22)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     9.79
===========================================================  ==========
Total Return................................................      34.81%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $3,699,842
Ratio of Expenses to Average Net Assets.....................       0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.41%
Ratio of Net Investment Income to Average Net Assets........       2.84%
Portfolio Turnover Rate.....................................          5%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                        International Small Company Portfolio
                                     --------------------------------------------------------------------------  --------------
                                      Six Months       Year        Year         Year        Year        Year      Six Months
                                         Ended        Ended       Ended        Ended       Ended       Ended         Ended
                                       April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                         2014          2013        2012         2011        2010        2009         2014
--------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    19.40     $    15.28  $    15.21  $    16.14   $    13.99  $    10.07   $  19.33
                                     ----------     ----------  ----------  ----------   ----------  ----------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.20           0.42        0.38        0.40         0.28        0.28       0.15
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.20           4.16        0.39       (0.83)        2.13        3.91      (0.64)
                                     ----------     ----------  ----------  ----------   ----------  ----------   --------
   Total from Investment
    Operations......................       1.40           4.58        0.77       (0.43)        2.41        4.19      (0.49)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.23)         (0.37)      (0.42)      (0.50)       (0.26)      (0.27)     (0.55)
  Net Realized Gains................      (0.54)         (0.09)      (0.28)         --           --          --         --
                                     ----------     ----------  ----------  ----------   ----------  ----------   --------
   Total Distributions..............      (0.77)         (0.46)      (0.70)      (0.50)       (0.26)      (0.27)     (0.55)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    20.03     $    19.40  $    15.28  $    15.21   $    16.14  $    13.99   $  18.29
===================================  ===========    ==========  ==========  ==========   ==========  ==========  ===========
Total Return........................       7.61%(D)      30.66%       5.63%      (2.92)%      17.61%      42.34%     (2.58)%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $9,220,830     $8,520,717  $6,423,160  $5,834,015   $5,511,594  $4,269,864   $379,944
Ratio of Expenses to Average Net
 Assets (B).........................       0.53%(E)       0.54%       0.56%       0.55%        0.56%       0.57%      0.55%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees) (B)..........................       0.53%(E)       0.54%       0.56%       0.55%        0.56%       0.57%      0.55%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       2.04%(E)       2.47%       2.58%       2.37%        1.94%       2.48%      1.63%(E)
--------------------------------------------------------------------------------------------------------------------------------

                                       Japanese Small Company Portfolio
                                     -------------------------------------------------
                                       Year      Year      Year      Year      Year
                                      Ended     Ended     Ended     Ended     Ended
                                     Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                       2013      2012      2011      2010      2009
--------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $  14.99  $  15.24  $  14.13  $  14.32  $  11.97
                                     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..     0.26      0.29      0.27      0.22      0.22
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........     4.21     (0.26)     1.08     (0.18)     2.39
                                     --------  --------  --------  --------  --------
   Total from Investment
    Operations......................     4.47      0.03      1.35      0.04      2.61
--------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............    (0.13)    (0.28)    (0.24)    (0.23)    (0.26)
  Net Realized Gains................       --        --        --        --        --
                                     --------  --------  --------  --------  --------
   Total Distributions..............    (0.13)    (0.28)    (0.24)    (0.23)    (0.26)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $  19.33  $  14.99  $  15.24  $  14.13  $  14.32
===================================  ========  ========  ========  ========  ========
Total Return........................    30.06%     0.20%     9.57%     0.33%    22.08%
--------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $414,132  $293,968  $163,120  $114,933  $114,058
Ratio of Expenses to Average Net
 Assets (B).........................     0.56%     0.57%     0.56%     0.57%     0.59%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees) (B)..........................     0.56%     0.57%     0.56%     0.57%     0.59%
Ratio of Net Investment Income to
 Average Net Assets.................     1.51%     1.88%     1.74%     1.52%     1.68%
--------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    Asia Pacific Small Company Portfolio
                                                      ----------------------------------------------------------------
                                                       Six Months      Year      Year       Year      Year      Year
                                                          Ended       Ended     Ended      Ended     Ended     Ended
                                                        April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                          2014         2013      2012       2011      2010      2009
------------------------------------------------------------------------------------------------------------------------
                                                       (Unaudited)
Net Asset Value, Beginning of Period.................  $  24.82      $  23.22  $  23.04  $  25.64   $  20.59  $  11.67
                                                       --------      --------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.34          1.01      0.87      0.85       0.69      0.50
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................     (0.41)         1.37      0.58     (2.16)      4.99      8.95
                                                       --------      --------  --------  --------   --------
   Total from Investment Operations..................     (0.07)         2.38      1.45     (1.31)      5.68      9.45
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.96)        (0.78)    (1.27)    (1.29)     (0.63)    (0.53)
  Net Realized Gains.................................        --            --        --        --         --        --
                                                       --------      --------  --------  --------   --------  --------
   Total Distributions...............................     (0.96)        (0.78)    (1.27)    (1.29)     (0.63)    (0.53)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................  $  23.79      $  24.82  $  23.22  $  23.04   $  25.64  $  20.59
===================================================== ===========    ========  ========  ========   ========  ========
Total Return.........................................     (0.01)%(D)    10.46%     7.09%    (5.59)%    28.36%    84.11%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................  $396,973      $331,166  $238,191  $139,262   $131,511  $101,853
Ratio of Expenses to Average Net Assets (B)..........      0.55%(E)      0.57%     0.59%     0.60%      0.63%     0.65%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumptions of Expenses and/or
 Recovery of Previously Waived Fees) (B).............      0.55%(E)      0.57%     0.59%     0.60%      0.61%     0.65%
Ratio of Net Investment Income to Average Net Assets.      2.93%(E)      4.26%     3.91%     3.34%      3.14%     3.53%
------------------------------------------------------------------------------------------------------------------------

                                                                United Kingdom Small Company Portfolio
                                                      ----------------------------------------------------------
                                                      Six Months      Year     Year     Year      Year     Year
                                                         Ended       Ended    Ended    Ended     Ended    Ended
                                                       April 30,    Oct. 31, Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                         2014         2013     2012     2011      2010     2009
-----------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period.................   $ 36.96     $ 27.81  $ 23.44  $ 24.24   $ 19.83  $ 14.27
                                                        -------     -------  -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.45        0.88     0.69     0.82      0.50     0.55
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................      2.90        9.17     4.47    (0.85)     4.41     5.44
                                                        -------     -------  -------  -------   -------  -------
   Total from Investment Operations..................      3.35       10.05     5.16    (0.03)     4.91     5.99
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.51)      (0.90)   (0.79)   (0.77)    (0.50)   (0.43)
  Net Realized Gains.................................     (0.41)         --       --       --        --       --
                                                        -------     -------  -------  -------   -------  -------
   Total Distributions...............................     (0.92)      (0.90)   (0.79)   (0.77)    (0.50)   (0.43)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................   $ 39.39     $ 36.96  $ 27.81  $ 23.44   $ 24.24  $ 19.83
===================================================== ===========   ======== ======== ========  ======== ========
Total Return.........................................      9.27%(D)   36.81%   22.82%   (0.28)%   25.37%   42.81%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................   $39,154     $37,096  $31,316  $33,869   $33,751  $27,863
Ratio of Expenses to Average Net Assets (B)..........      0.59%(E)    0.59%    0.60%    0.60%     0.60%    0.61%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumptions of Expenses and/or
 Recovery of Previously Waived Fees) (B).............      0.61%(E)    0.63%    0.63%    0.62%     0.64%    0.70%
Ratio of Net Investment Income to Average Net Assets.      2.36%(E)    2.79%    2.83%    3.26%     2.39%    3.62%
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                             Continental Small Company Portfolio
                                      -----------------------------------------------------------------------------
                                        Six Months         Year         Year         Year         Year         Year
                                           Ended          Ended        Ended        Ended        Ended        Ended
                                         April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                           2014            2013         2012         2011         2010         2009
------------------------------------------------------------------------------------------------------------------------
                                        (Unaudited)
Net Asset Value, Beginning of Period.  $  20.26        $  14.51     $  14.66     $  16.93     $  15.02     $  10.73
                                       --------        --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....      0.18            0.37         0.39         0.39         0.27         0.28
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........      2.78            5.78        (0.17)       (2.20)        1.89         4.29
                                       --------        --------     --------     --------     --------     --------
   Total from Investment
    Operations.......................      2.96            6.15         0.22        (1.81)        2.16         4.57
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............     (0.04)          (0.40)       (0.37)       (0.46)       (0.25)       (0.28)
                                       --------        --------     --------     --------     --------     --------
   Total Distributions...............     (0.04)          (0.40)       (0.37)       (0.46)       (0.25)       (0.28)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......  $  23.18        $  20.26     $  14.51     $  14.66     $  16.93     $  15.02
===================================== ===========      ========     ========     ========     ========     ========
Total Return.........................     14.65%(D)       42.99%        1.85%      (11.09)%      14.85%       43.12%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................  $194,235        $170,806     $106,316     $117,452     $128,106     $110,926
Ratio of Expenses to Average Net
 Assets..............................      0.56%(B)(E)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)     0.62%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived Fees
 and Fees Paid Indirectly)...........      0.56%(B)(E)     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)     0.61%(B)
Ratio of Net Investment Income to
 Average Net Assets..................      1.68%(E)        2.16%        2.78%        2.25%        1.78%        2.39%
Portfolio Turnover Rate..............       N/A             N/A          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------

                                                DFA International Real Estate Securities Portfolio
                                      ----------------------------------------------------------------------
                                       Six Months       Year        Year         Year       Year      Year
                                          Ended        Ended       Ended        Ended      Ended     Ended
                                        April 30,     Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,  Oct. 31,
                                          2014          2013        2012         2011       2010      2009
-------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of Period. $     5.48     $     5.67  $     4.90  $     5.58   $   5.24  $   4.18
                                      ----------     ----------  ----------  ----------   --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.09           0.22        0.27        0.30       0.31      0.26
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........       0.12           0.25        0.75       (0.33)      0.58      0.91
                                      ----------     ----------  ----------  ----------   --------  --------
   Total from Investment
    Operations.......................       0.21           0.47        1.02       (0.03)      0.89      1.17
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.26)         (0.66)      (0.25)      (0.65)     (0.55)    (0.11)
                                      ----------     ----------  ----------  ----------   --------  --------
   Total Distributions...............      (0.26)         (0.66)      (0.25)      (0.65)     (0.55)    (0.11)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $     5.43     $     5.48  $     5.67  $     4.90   $   5.58  $   5.24
===================================== ===========    ==========  ==========  ==========   ========  ========
Total Return.........................       4.37%(D)       9.24%      22.34%      (0.43)%    18.96%    29.25%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $2,572,390     $2,158,977  $1,531,708  $1,060,156   $958,554  $742,329
Ratio of Expenses to Average Net
 Assets..............................       0.38%(E)       0.39%       0.41%       0.42%      0.41%     0.43%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived Fees
 and Fees Paid Indirectly)...........       0.38%(E)       0.39%       0.41%       0.42%      0.41%     0.43%
Ratio of Net Investment Income to
 Average Net Assets..................       3.68%(E)       4.07%       5.45%       5.73%      6.42%     6.40%
Portfolio Turnover Rate..............          1%(D)          5%          3%          7%         6%        5%
-------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                     DFA Global Real Estate Securities Portfolio
                                ----------------------------------------------------------------------------------
                                   Six Months          Year           Year          Year         Year         Year
                                      Ended           Ended          Ended         Ended        Ended        Ended
                                    April 30,        Oct. 31,       Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                      2014             2013           2012          2011         2010         2009
-----------------------------------------------------------------------------------------------------------------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     9.59        $     9.33     $     8.21     $   8.28     $   6.75     $   6.04
                                ----------        ----------     ----------     --------     --------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.27              0.49           0.29         0.41         0.40         0.19
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       0.33              0.37           1.07         0.06         1.60         0.62
                                ----------        ----------     ----------     --------     --------
   Total from Investment
    Operations.................       0.60              0.86           1.36         0.47         2.00         0.81
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.32)            (0.60)         (0.24)       (0.54)       (0.47)       (0.10)
 Net Realized Gains............         --                --             --           --           --           --
                                ----------        ----------     ----------     --------     --------     --------
   Total Distributions.........      (0.32)            (0.60)         (0.24)       (0.54)       (0.47)       (0.10)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     9.87        $     9.59     $     9.33     $   8.21     $   8.28     $   6.75
=============================== ===========       ==========     ==========     ========     ========     ========
Total Return...................       6.76%(D)          9.74%         17.33%        6.17%       31.38%       13.81%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $2,557,817        $2,082,707     $1,315,547     $869,348     $695,461     $432,502
Ratio of Expenses to Average
 Net Assets....................       0.32%(B)(E)       0.32%(B)       0.34%(B)     0.41%(B)     0.41%(B)     0.47%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Waivers
 and Assumption of Expenses
 and/or Recovery of Previously
 Waived Fees and Fees Paid
 Indirectly)...................       0.55%(B)(E)       0.55%(B)       0.60%(B)     0.73%(B)     0.73%(B)     0.79%(B)
Ratio of Net Investment Income
 to Average Net Assets.........       5.98%(E)          5.18%          3.38%        5.01%        5.59%        3.40%
Portfolio Turnover Rate........        N/A               N/A            N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------

                                                 DFA International Small Cap Value Portfolio
                                ----------------------------------------------------------------------------
                                  Six Months        Year        Year         Year        Year        Year
                                     Ended         Ended       Ended        Ended       Ended       Ended
                                   April 30,      Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                     2014           2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     20.17     $     15.16  $    14.85  $    16.16   $    14.92  $    10.82
                                -----------     -----------  ----------  ----------   ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................        0.18            0.37        0.34        0.34         0.24        0.26
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................        1.65            5.21        0.61       (0.98)        1.22        4.14
                                -----------     -----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations.................        1.83            5.58        0.95       (0.64)        1.46        4.40
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.20)          (0.36)      (0.36)      (0.38)       (0.22)      (0.24)
 Net Realized Gains............       (0.30)          (0.21)      (0.28)      (0.29)          --       (0.06)
                                -----------     -----------  ----------  ----------   ----------  ----------
   Total Distributions.........       (0.50)          (0.57)      (0.64)      (0.67)       (0.22)      (0.30)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     21.50     $     20.17  $    15.16  $    14.85   $    16.16  $    14.92
=============================== ===========     ===========  ==========  ==========   ==========  ==========
Total Return...................        9.33%(D)       37.79%       6.92%      (4.39)%      10.01%      41.42%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $12,347,592     $11,148,899  $8,266,610  $7,459,144   $7,655,318  $6,859,957
Ratio of Expenses to Average
 Net Assets....................        0.68%(E)        0.69%       0.71%       0.70%        0.70%       0.71%
Ratio of Expenses to Average
 Net Assets (Excluding Waivers
 and Assumption of Expenses
 and/or Recovery of Previously
 Waived Fees and Fees Paid
 Indirectly)...................        0.68%(E)        0.69%       0.71%       0.70%        0.70%       0.71%
Ratio of Net Investment Income
 to Average Net Assets.........        1.75%(E)        2.16%       2.30%       2.05%        1.57%       2.19%
Portfolio Turnover Rate........           4%(D)           9%         18%         16%          18%         22%
-------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                   International Vector Equity Portfolio
                                                    ------------------------------------------------------------------

                                                     Six Months       Year       Year       Year      Year      Year
                                                        Ended        Ended      Ended      Ended     Ended     Ended
                                                      April 30,     Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                        2014          2013       2012       2011      2010      2009
------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $    11.75     $     9.33  $   9.34  $  10.28   $   9.22  $   6.74
                                                    ----------     ----------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..................       0.17           0.26      0.27      0.29       0.18      0.17
 Net Gains (Losses) on Securities (Realized and
  Unrealized)......................................       0.59           2.44      0.14     (0.87)      1.05      2.46
                                                    ----------     ----------  --------  --------   --------  --------
   Total from Investment Operations................       0.76           2.70      0.41     (0.58)      1.23      2.63
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.............................      (0.09)         (0.25)    (0.27)    (0.29)     (0.17)    (0.15)
 Net Realized Gains................................      (0.08)         (0.03)    (0.15)    (0.07)        --        --
                                                    ----------     ----------  --------  --------   --------  --------
   Total Distributions.............................      (0.17)         (0.28)    (0.42)    (0.36)     (0.17)    (0.15)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    12.34     $    11.75  $   9.33  $   9.34   $  10.28  $   9.22
=================================================== ===========    ==========  ========  ========   ========  ========
Total Return.......................................       6.65%(D)      29.52%     4.90%    (5.99)%    13.62%    39.52%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,296,449     $1,090,774  $561,399  $410,580   $363,123  $262,544
Ratio of Expenses to Average Net Assets............       0.50%(E)       0.51%     0.54%     0.54%      0.54%     0.60%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or
 Recovery of Previously Waived Fees and Fees Paid
 Indirectly).......................................       0.50%(E)       0.51%     0.54%     0.54%      0.53%     0.59%
Ratio of Net Investment Income to Average Net
 Assets............................................       2.83%(E)       2.51%     2.94%     2.73%      1.91%     2.31%
Portfolio Turnover Rate............................          4%(D)          2%        5%       10%         5%        8%
------------------------------------------------------------------------------------------------------------------------

                                                                         World ex U.S. Value Portfolio
                                                    --------------------------------------------------------------
                                                                                                               Period
                                                      Six Months         Year        Year        Year         Aug. 23,
                                                         Ended          Ended       Ended       Ended        2010(a) to
                                                       April 30,       Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,
                                                         2014            2013        2012        2011           2010
----------------------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period...............  $  11.93        $   9.94     $  9.96     $ 11.35      $ 10.00
                                                     --------        --------     -------     -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..................      0.25            0.29        0.29        0.30         0.02
 Net Gains (Losses) on Securities (Realized and
  Unrealized)......................................      0.20            2.02       (0.05)      (1.35)        1.33
                                                     --------        --------     -------     -------      -------
   Total from Investment Operations................      0.45            2.31        0.24       (1.05)        1.35
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.............................     (0.19)          (0.32)      (0.26)      (0.26)          --
 Net Realized Gains................................        --              --          --       (0.08)          --
                                                     --------        --------     -------     -------      -------
   Total Distributions.............................     (0.19)          (0.32)      (0.26)      (0.34)          --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  12.19        $  11.93     $  9.94     $  9.96      $ 11.35
=================================================== ===========      ========     ========    ========    ==========
Total Return.......................................      3.85%(D)       23.61%       2.70%      (9.59)%      13.50%(D)
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $119,072        $117,587     $57,197     $47,165      $29,616
Ratio of Expenses to Average Net Assets............      0.60%(B)(E)     0.60%(B)    0.60%(B)    0.60%(B)     0.90%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or
 Recovery of Previously Waived Fees and Fees Paid
 Indirectly).......................................      0.76%(B)(E)     0.76%(B)    0.84%(B)    0.91%(B)     1.37%(B)(C)(E)
Ratio of Net Investment Income to Average Net
 Assets............................................      4.29%(E)        2.61%       2.97%       2.64%        0.76%(C)(E)
Portfolio Turnover Rate............................       N/A             N/A         N/A         N/A          N/A
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                World ex U.S. Targeted       World ex U.S. Core Equity
                                                                    Value Portfolio                  Portfolio
                                                             ----------------------        -----------------------
                                                                               Period                        Period
                                                             Six Months       Nov. 1,      Six Months       April 9,
                                                                Ended        2012(a) to       Ended        2013(a) to
                                                              April 30,       Oct. 31,      April 30,       Oct. 31,
                                                                2014            2013          2014            2013
--------------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)                   (Unaudited)
Net Asset Value, Beginning of Period........................  $  12.46      $ 10.00         $  10.77      $  10.00
                                                              --------      -------         --------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.10         0.20             0.10          0.18
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.58         2.46             0.35          0.77
                                                              --------      -------         --------      --------
  Total from Investment Operations..........................      0.68         2.66             0.45          0.95
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.13)       (0.20)           (0.10)        (0.18)
 Net Realized Gains.........................................     (0.15)          --            (0.01)           --
                                                              --------      -------         --------      --------
  Total Distributions.......................................     (0.28)       (0.20)           (0.11)        (0.18)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  12.86      $ 12.46         $  11.11      $  10.77
===========================================================  ===========   ==========      ===========   ==========
Total Return................................................      5.62%(D)    26.90%(D)         4.20%(D)      9.62%(D)
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $144,157      $96,010         $214,650      $129,720
Ratio of Expenses to Average Net Assets(B)..................      0.70%(E)     0.79%(C)(E)      0.47%(E)      0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees)(B)............................................      1.18%(E)     1.27%(C)(E)      0.88%(E)      0.97%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.58%(E)     1.78%(C)(E)      1.81%(E)      3.12%(C)(E)
--------------------------------------------------------------------------------------------------------------------------

                                                                Selectively Hedged Global Equity
                                                                           Portfolio
                                                             -------------------------------
                                                                                        Period
                                                             Six Months      Year      Nov. 14,
                                                                Ended       Ended     2011(a) to
                                                              April 30,    Oct. 31,    Oct. 31,
                                                                2014         2013        2012
---------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  13.63     $ 10.87   $ 10.00
                                                              --------     -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.10        0.24      0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.63        2.65      0.87
                                                              --------     -------   -------
  Total from Investment Operations..........................      0.73        2.89      1.09
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.32)      (0.10)    (0.22)
 Net Realized Gains.........................................     (0.14)      (0.03)       --
                                                              --------     -------   -------
  Total Distributions.......................................     (0.46)      (0.13)    (0.22)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  13.90     $ 13.63   $ 10.87
===========================================================  ===========   ======== ==========
Total Return................................................      5.55%(D)   26.86%    11.11%(D)
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $110,360     $91,348   $34,950
Ratio of Expenses to Average Net Assets(B)..................      0.40%(E)    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees)(B)............................................      0.69%(E)    0.72%     1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets........      1.53%(E)    1.93%     2.13%(C)(E)
---------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                              Emerging Markets Portfolio
                                     ---------------------------------------------------------------------------  --------------
                                       Six Months       Year        Year         Year        Year        Year      Six Months
                                          Ended        Ended       Ended        Ended       Ended       Ended         Ended
                                        April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                          2014          2013        2012         2011        2010        2009         2014
---------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    26.97      $    26.06  $    26.68  $    30.90   $    25.23  $    17.05  $    21.10
                                     ----------      ----------  ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.17            0.52        0.55        0.61         0.48        0.42        0.15
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.78)           1.17        0.37       (2.53)        6.07        8.42        0.23
                                     ----------      ----------  ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations......................      (0.61)           1.69        0.92       (1.92)        6.55        8.84        0.38
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.16)          (0.50)      (0.50)      (0.53)       (0.46)      (0.41)      (0.19)
  Net Realized Gains................      (0.16)          (0.28)      (1.04)      (1.77)       (0.42)      (0.25)      (0.33)
                                     ----------      ----------  ----------  ----------   ----------  ----------  ----------
   Total Distributions..............      (0.32)          (0.78)      (1.54)      (2.30)       (0.88)      (0.66)      (0.52)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    26.04      $    26.97  $    26.06  $    26.68   $    30.90  $    25.23  $    20.96
===================================  ===========     ==========  ==========  ==========   ==========  ==========  ===========
Total Return........................      (2.27)%(D)       6.58%       4.08%      (6.82)%      26.53%      53.39%       1.89%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,877,444      $3,655,740  $2,797,177  $2,313,035   $2,372,498  $1,966,288  $4,318,150
Ratio of Expenses to Average Net
 Assets (B).........................       0.56%(E)        0.57%       0.61%       0.61%        0.60%       0.62%       0.72%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       1.38%(E)        1.97%       2.14%       2.07%        1.76%       2.15%       1.45%(E)
---------------------------------------------------------------------------------------------------------------------------------

                                          Emerging Markets Small Cap Portfolio
                                     ------------------------------------------------------------
                                        Year        Year         Year        Year        Year
                                       Ended       Ended        Ended       Ended       Ended
                                      Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                        2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    20.33  $    19.85  $    24.26   $    17.45  $     9.33
                                     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.40        0.40        0.42         0.34        0.26
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.37        0.83       (3.67)        6.79        8.14
                                     ----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations......................       1.77        1.23       (3.25)        7.13        8.40
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.39)      (0.35)      (0.40)       (0.32)      (0.28)
  Net Realized Gains................      (0.61)      (0.40)      (0.76)          --          --
                                     ----------  ----------  ----------   ----------  ----------
   Total Distributions..............      (1.00)      (0.75)      (1.16)       (0.32)      (0.28)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    21.10  $    20.33  $    19.85   $    24.26  $    17.45
===================================  ==========  ==========  ==========   ==========  ==========
Total Return........................       8.92%       6.71%     (14.03)%      41.33%      91.35%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $4,041,863  $2,907,673  $1,832,745   $1,833,038  $1,133,958
Ratio of Expenses to Average Net
 Assets (B).........................       0.75%       0.82%       0.79%        0.78%       0.80%
Ratio of Net Investment Income to
 Average Net Assets.................       1.91%       2.01%       1.86%        1.70%       2.05%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                    Emerging Markets Value Portfolio-Class R2 Shares+
                                                              ------------------------------------------------------------
                                                              Six Months       Year      Year     Year      Year     Year
                                                                 Ended        Ended     Ended    Ended     Ended    Ended
                                                               April 30,     Oct. 31,  Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                                 2014          2013      2012     2011      2010     2009
---------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 29.27      $  28.21  $ 29.02  $ 36.35   $ 46.84  $ 85.43
                                                                -------      --------  -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.17          0.47     0.50     0.20      0.56     0.56
  Net Gains (Losses) on Securities (Realized and Unrealized).     (1.21)         1.68    (0.45)   (5.45)     9.18    21.36
                                                                -------      --------  -------  -------   -------  -------
   Total from Investment Operations..........................     (1.04)         2.15     0.05    (5.25)     9.74    21.92
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.23)        (0.50)   (0.47)   (0.45)    (7.12)   (6.00)
  Net Realized Gains.........................................     (0.42)        (0.59)   (0.39)   (1.63)   (13.11)  (54.52)
                                                                -------      --------  -------  -------   -------  -------
   Total Distributions.......................................     (0.65)        (1.09)   (0.86)   (2.08)   (20.23)  (60.52)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 27.58      $  29.27  $ 28.21  $ 29.02   $ 36.35  $ 46.83
============================================================= ===========    ========  ======== ========  ======== ========
Total Return.................................................     (3.57)%(D)     7.75%    0.43%  (15.24)%   29.71%   78.29%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $99,196      $106,070  $99,111  $78,157   $39,668  $ 5,082
Ratio of Expenses to Average Net Assets (B)..................      0.80%(E)      0.82%    0.86%    0.86%     0.86%    0.90%
Ratio of Net Investment Income to Average Net Assets.........      1.25%(E)      1.65%    1.78%    1.56%     1.39%    1.39%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                    Emerging Markets Value Portfolio-Institutional Class Shares
                                         --------------------------------------------------------------------------------
                                           Six Months         Year         Year         Year          Year        Year
                                              Ended          Ended        Ended        Ended         Ended       Ended
                                            April 30,       Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,
                                              2014            2013         2012         2011          2010        2009
--------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $     29.28      $     28.22  $     29.02  $     36.27   $     28.90  $    19.36
                                         -----------      -----------  -----------  -----------   -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.20             0.55         0.57         0.64          0.45        0.38
 Net Gains (Losses) on
   Securities (Realized and Unrealized).       (1.21)            1.67        (0.44)       (5.72)         8.01       12.41
                                         -----------      -----------  -----------  -----------   -----------  ----------
   Total from Investment Operations.....       (1.01)            2.22         0.13        (5.08)         8.46       12.79
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.25)           (0.57)       (0.54)       (0.54)        (0.39)      (0.34)
 Net Realized Gains.....................       (0.42)           (0.59)       (0.39)       (1.63)        (0.70)      (2.91)
                                         -----------      -----------  -----------  -----------   -----------  ----------
   Total Distributions..................       (0.67)           (1.16)       (0.93)       (2.17)        (1.09)      (3.25)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     27.60      $     29.28  $     28.22  $     29.02   $     36.27  $    28.90
=======================================  ===========      ===========  ===========  ===========   ===========  ==========
Total Return............................       (3.41)%(D)        8.01%        0.70%      (14.84)%       30.04%      78.59%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $18,774,410      $19,162,837  $16,589,619  $13,730,213   $11,542,870  $7,401,266
Ratio of Expenses to Average Net Assets
 (B)....................................        0.55%(E)         0.57%        0.61%        0.61%         0.60%       0.62%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.52%(E)         1.91%        2.03%        1.88%         1.40%       1.76%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                 Emerging Markets Core Equity Portfolio
                                                             ------------------------------------------------------------------
                                                               Six Months         Year        Year         Year        Year
                                                                  Ended          Ended       Ended        Ended       Ended
                                                                April 30,       Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2014            2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     20.09      $     19.00  $    18.73  $    21.31   $    16.49
                                                             -----------      -----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.13             0.39        0.41        0.43         0.30
 Net Gains (Losses) on Securities (Realized and Unrealized).       (0.38)            1.07        0.23       (2.65)        4.81
                                                             -----------      -----------  ----------  ----------   ----------
   Total from Investment Operations.........................       (0.25)            1.46        0.64       (2.22)        5.11
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.12)           (0.37)      (0.37)      (0.36)       (0.29)
                                                             -----------      -----------  ----------  ----------   ----------
   Total Distributions......................................       (0.12)           (0.37)      (0.37)      (0.36)       (0.29)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     19.72      $     20.09  $    19.00  $    18.73   $    21.31
===========================================================  ===========      ===========  ==========  ==========   ==========
Total Return................................................       (1.21)%(D)        7.75%       3.55%     (10.59)%      31.30%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $14,261,288      $13,020,962  $8,594,707  $5,367,473   $4,179,882
Ratio of Expenses to Average Net Assets.....................        0.61%(E)         0.63%       0.68%       0.67%        0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................        0.61%(E)         0.63%       0.68%       0.68%        0.65%
Ratio of Net Investment Income to Average Net Assets........        1.35%(E)         1.97%       2.18%       2.04%        1.63%
Portfolio Turnover Rate.....................................           1%(D)            1%          1%          1%           4%
--------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2009
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     9.88
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.25
 Net Gains (Losses) on Securities (Realized and Unrealized).       6.56
                                                             ----------
   Total from Investment Operations.........................       6.81
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.20)
                                                             ----------
   Total Distributions......................................      (0.20)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    16.49
===========================================================  ==========
Total Return................................................      69.47%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $2,455,035
Ratio of Expenses to Average Net Assets.....................       0.67%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.67%
Ratio of Net Investment Income to Average Net Assets........       2.03%
Portfolio Turnover Rate.....................................          6%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, of which thirty (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund, DFAITC, and DEM. World ex U.S. Core Equity Portfolio invests in two portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                 Percentage
                                                                                                  Ownership
Feeder Funds                                 Master Funds                                        at 04/30/14
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                         81%
Japanese Small Company Portfolio             The Japanese Small Company Series                       17%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                   28%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio          The Continental Small Company Series                     5%
Emerging Markets Portfolio                   The Emerging Markets Series                             99%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                 99%

Fund of Funds
-------------                                -
International Small Company Portfolio        The Continental Small Company Series                    95%
                                             The Japanese Small Company Series                       83%
                                             The United Kingdom Small Company Series                 98%
                                             The Asia Pacific Small Company Series                   72%
                                             The Canadian Small Company Series                       98%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                    28%
                                             DFA International Real Estate Securities Portfolio      40%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                       1%
World ex U.S. Targeted Value Portfolio       DFA International Small Cap Value Portfolio              1%
                                             Dimensional Emerging Markets Value Fund                  --
                                             International Vector Equity Portfolio                    1%
                                             The Emerging Markets Small Cap Series                    --
World ex U.S. Core Equity Portfolio          International Core Equity Portfolio                      1%
                                             Emerging Markets Core Equity Portfolio                   --
Selectively Hedged Global Equity Portfolio   U.S. Core Equity 2 Portfolio                             --
                                             International Core Equity Portfolio                      --
                                             Emerging Markets Core Equity Portfolio                   --

Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio engage in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), and International Equity Portfolios, are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except The DFA International Value Series and DEM), World ex U.S. Targeted Value Portfolio (except The Emerging Markets Small Cap Series and DEM), World ex U.S. Core Equity Portfolio and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio and World ex U.S.

Targeted Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2014, Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $1,029,767 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fixed Income Portfolio, the International Equity Portfolios and Selectively Hedged Global Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds and International Small Company Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the six months ended April 30, 2014, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.05%
                 U.S. Large Cap Equity Portfolio........ 0.15%
                 U.S. Targeted Value Portfolio*......... 0.10%
                 U.S. Small Cap Value Portfolio*........ 0.20%
                 U.S. Core Equity 1 Portfolio........... 0.17%
                 U.S. Core Equity 2 Portfolio........... 0.20%
                 U.S. Vector Equity Portfolio........... 0.30%

           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio........ 0.27%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           World ex U.S. Targeted Value Portfolio............. 0.58%
           World ex U.S. Core Equity Portfolio................ 0.40%
           Selectively Hedged Global Equity Portfolio......... 0.30%
           Emerging Markets Core Equity Portfolio............. 0.55%

   For the six months ended April 30, 2014, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invested substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment advisory agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series. Further, prior to February 28, 2014, the Portfolios and the U.S. Targeted Value Portfolio each were provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for each of these Portfolios were combined into an investment management agreement that provides for an investment management fee, equal to each Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands).

The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                       Previously
                                                                       Recovery       Waived Fees/
                                                         Expense    of Previously   Expenses Assumed
                                                        Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                                Amount   Expenses Assumed     Recovery
--------------------------                              ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1)....................    0.19%          --             $    45
U.S. Targeted Value Portfolio (2)......................    0.50%          --                  --
U.S. Core Equity 1 Portfolio (1).......................    0.23%          --                  --
U.S. Core Equity 2 Portfolio (1).......................    0.26%          --                  --
U.S. Vector Equity Portfolio (1).......................    0.36%          --                  --
DFA Real Estate Securities Portfolio (1)...............    0.18%          --               1,009
International Core Equity Portfolio (1)................    0.49%          --                  --
International Small Company Portfolio (3)..............    0.45%          --                  --
Japanese Small Company Portfolio (4)...................    0.47%          --                  --
Asia Pacific Small Company Portfolio (4)...............    0.47%          --                  --
United Kingdom Small Company Portfolio (4).............    0.47%          --                  32
Continental Small Company Portfolio (4)................    0.47%          --                  --
DFA International Real Estate Securities Portfolio (1).    0.65%          --                  --
DFA Global Real Estate Securities Portfolio (5)........    0.32%          --              10,337
International Vector Equity Portfolio (1)..............    0.60%          --                  --
World ex U.S. Value Portfolio (6)......................    0.60%          --                 447
World ex U.S. Targeted Value Portfolio (7).............    0.80%          --                 546
World ex U.S. Core Equity Portfolio (8)................    0.47%          --                 491
Selectively Hedged Global Equity Portfolio (9).........    0.40%          --                 497
Emerging Markets Core Equity Portfolio (1).............    0.85%          --                  --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (10).....................    0.62%          --                  --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (10).....................    0.77%          --                  --
Emerging Markets Value Portfolio (11)..................    0.96%          --                  --

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (5) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (6) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e., the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $ 1
         Large Cap International Portfolio..................      3
         International Core Equity Portfolio................     17
         DFA International Real Estate Securities Portfolio.      6
         DFA International Small Cap Value Portfolio........      6
         International Vector Equity Portfolio..............      2
         World ex U.S. Value Portfolio......................     --
         World ex U.S. Targeted Value Portfolio.............     --
         World ex U.S. Core Equity Portfolio................     --
         Emerging Markets Core Equity Portfolio.............     46

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $130 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                  Enhanced U.S. Large Company Portfolio.. $  8
                  U.S. Large Cap Equity Portfolio........    1
                  U.S. Large Cap Value Portfolio.........  302
                  U.S. Targeted Value Portfolio..........   87
                  U.S. Small Cap Value Portfolio.........  278
                  U.S. Core Equity 1 Portfolio...........  133
                  U.S. Core Equity 2 Portfolio...........  210
                  U.S. Vector Equity Portfolio...........   64
                  U.S. Small Cap Portfolio...............  147
                  U.S. Micro Cap Portfolio...............  139
                  DFA Real Estate Securities Portfolio...  108
                  Large Cap International Portfolio......   70
                  International Core Equity Portfolio....  196
                  International Small Company Portfolio..  211
                  Japanese Small Company Portfolio.......    8
                  Asia Pacific Small Company Portfolio...    6
                  United Kingdom Small Company Portfolio.    1
                  Continental Small Company Portfolio....    5

            DFA International Real Estate Securities Portfolio. $ 40
            DFA Global Real Estate Securities Portfolio........   29
            DFA International Small Cap Value Portfolio........  311
            International Vector Equity Portfolio..............   16
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    1
            Selectively Hedged Global Equity Portfolio.........    1
            Emerging Markets Portfolio.........................   95
            Emerging Markets Small Cap Portfolio...............   71
            Emerging Markets Value Portfolio...................  407
            Emerging Markets Core Equity Portfolio.............  192

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                     U.S. Government    Other Investment
                                                        Securities         Securities
                                                    ------------------ -------------------
                                                    Purchases  Sales   Purchases   Sales
                                                    --------- -------- ---------- --------
Enhanced U.S. Large Company Portfolio.............. $108,402  $126,013 $   66,492 $ 65,380
U.S. Large Cap Equity Portfolio....................       --        --     51,836      552
U.S. Targeted Value Portfolio......................       --        --    706,137  232,060
U.S. Small Cap Value Portfolio.....................       --        --  1,151,430  356,199
U.S. Core Equity 1 Portfolio.......................       --        --  1,071,182   75,925
U.S. Core Equity 2 Portfolio.......................       --        --    949,045  137,632
U.S. Vector Equity Portfolio.......................       --        --    190,766   74,918
U.S. Small Cap Portfolio...........................       --        --  1,062,912  312,760
U.S. Micro Cap Portfolio...........................       --        --    298,851  302,714
DFA Real Estate Securities Portfolio...............       --        --    543,502    3,814
Large Cap International Portfolio..................       --        --    256,748   75,708
International Core Equity Portfolio................       --        --  1,901,094  419,284
DFA International Real Estate Securities Portfolio.       --        --    345,430   21,832
DFA International Small Cap Value Portfolio........       --        --    738,880  515,899
International Vector Equity Portfolio..............       --        --    189,491   46,097
Emerging Markets Core Equity Portfolio.............       --        --  1,570,823  171,943

   For the six months ended April 30, 2014, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                              DFA Global Real Estate Securities Portfolio
                                   -----------------------------------------------------------------
                                   Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies    10/31/2013 4/30/2014  Purchases  Sales   Income   Realized Gains
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities
  Portfolio....................... $1,235,206 $1,543,293 $227,454  $14,000 $25,503          --
DFA International Real Estate
  Securities Portfolio............    842,644  1,010,087  162,445       --  41,160          --

                                                     World ex U.S. Value Portfolio
                                   -----------------------------------------------------------------
                                   Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies    10/31/2013 4/30/2014  Purchases  Sales   Income   Realized Gains
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio....................... $   10,626 $   10,582 $    342  $ 1,047 $   105        $157

                                                  World ex U.S. Targeted Value Portfolio
                                     ----------------------------------------------------------------
                                     Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies      10/31/2013 4/30/2014  Purchases Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- ------ -------- ----------------
DFA International Small Cap Value
  Portfolio.........................  $59,508    $ 89,361   $25,854  $1,022  $  613        $919
International Vector Equity
  Portfolio.........................    8,639      12,978     3,933     164      76          64

                                                   World ex U.S. Core Equity Portfolio
                                     ----------------------------------------------------------------
                                     Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies      10/31/2013 4/30/2014  Purchases Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- ------ -------- ----------------
International Core Equity Portfolio.  $99,732    $165,054   $65,762  $7,685  $1,326          --
Emerging Markets Core Equity
  Portfolio.........................   29,703      49,042    21,359   2,315     181          --

                                                Selectively Hedged Global Equity Portfolio
                                     ----------------------------------------------------------------
                                     Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies      10/31/2013 4/30/2014  Purchases Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 2 Portfolio........  $37,594    $ 48,240   $15,642  $7,200  $  261        $342
International Core Equity Portfolio.   34,847      41,759    10,859   5,580     370          --
Emerging Markets Core Equity
  Portfolio.........................   15,187      17,327     5,011   2,600      83          --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          Increase       Increase
                                                         (Decrease)     (Decrease)
                                          Increase     Undistributed   Accumulated
                                         (Decrease)    Net Investment  Net Realized
                                       Paid-In Capital     Income     Gains (Losses)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.     $   (41)       $(1,482)       $  1,523
U.S. Large Cap Equity Portfolio.......         (11)            11              --
U.S. Large Cap Value Portfolio........          --             --              --
U.S. Targeted Value Portfolio.........      32,363         (3,552)        (28,811)
U.S. Small Cap Value Portfolio........      30,865         (6,020)        (24,845)
U.S. Core Equity 1 Portfolio..........          --             73             (73)
U.S. Core Equity 2 Portfolio..........       7,427         (4,267)         (3,160)
U.S. Vector Equity Portfolio..........       3,066         (1,370)         (1,696)

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
U.S. Small Cap Portfolio...........................     $14,889        $ (3,327)      $(11,562)
U.S. Micro Cap Portfolio...........................      13,457          (2,061)       (11,396)
DFA Real Estate Securities Portfolio...............          92           8,126         (8,218)
Large Cap International Portfolio..................          --             (48)            48
International Core Equity Portfolio................          --          (1,269)         1,269
International Small Company Portfolio..............      19,041           2,378        (21,419)
Japanese Small Company Portfolio...................      (3,055)          1,185          1,870
Asia Pacific Small Company Portfolio...............          --           1,717         (1,717)
United Kingdom Small Company Portfolio.............          --              --             --
Continental Small Company Portfolio................          --              11            (11)
DFA International Real Estate Securities Portfolio.          --           7,155         (7,155)
DFA Global Real Estate Securities Portfolio........          --              --             --
DFA International Small Cap Value Portfolio........      20,991          (9,402)       (11,589)
International Vector Equity Portfolio..............         640            (330)          (310)
World ex U.S. Value Portfolio......................          --               5             (5)
World ex U.S. Targeted Value Portfolio.............          39              (1)           (38)
World ex U.S. Core Equity Portfolio................          (9)             10             (1)
Selectively Hedged Global Equity Portfolio.........          --             237           (237)
Emerging Markets Portfolio.........................       4,120          (3,230)          (890)
Emerging Markets Small Cap Portfolio...............          --             (74)            74
Emerging Markets Value Portfolio...................      30,746         (10,346)       (20,400)
Emerging Markets Core Equity Portfolio.............          --          (1,813)         1,813

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2012..................................    $  2,785            --    $  2,785
  2013..................................       1,597                     1,597
  U.S. Large Cap Equity Portfolio
  2013..................................         321            --         321
  U.S. Large Cap Value Portfolio
  2012..................................     150,153                   150,153
  2013..................................     180,943            --     180,943
  U.S. Targeted Value Portfolio
  2012..................................      27,304      $ 31,976      59,280
  2013..................................      55,372       162,209     217,581
  U.S. Small Cap Value Portfolio
  2012..................................      56,139       122,752     178,891
  2013..................................     112,970       380,218     493,188
  U.S. Core Equity 1 Portfolio
  2012..................................      76,278                    76,278
  2013..................................     105,633            --     105,633
  U.S. Core Equity 2 Portfolio
  2012..................................     103,512         2,008     105,520
  2013..................................     143,640        55,772     199,412

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
U.S. Vector Equity Portfolio
2012...............................................    $ 29,237      $    337    $ 29,574
2013...............................................      34,959         3,507      38,466
U.S. Small Cap Portfolio
2012...............................................      44,580        14,276      58,856
2013...............................................      83,270       228,671     311,941
U.S. Micro Cap Portfolio
2012...............................................      33,018        14,720      47,738
2013...............................................      46,915       176,365     223,280
DFA Real Estate Securities Portfolio
2012...............................................     103,653                   103,653
2013...............................................     102,731            --     102,731
Large Cap International Portfolio
2012...............................................      60,808                    60,808
2013...............................................      70,787            --      70,787
International Core Equity Portfolio
2012...............................................     179,492                   179,492
2013...............................................     214,687            --     214,687
International Small Company Portfolio
2012...............................................     169,495       110,049     279,544
2013...............................................     159,066        39,012     198,078
Japanese Small Company Portfolio
2012...............................................       4,541                     4,541
2013...............................................       2,836            --       2,836
Asia Pacific Small Company Portfolio
2012...............................................       9,333                     9,333
2013...............................................       7,603            --       7,603
United Kingdom Small Company Portfolio
2012...............................................         992                       992
2013...............................................         953            --         953
Continental Small Company Portfolio
2012...............................................       2,958                     2,958
2013...............................................       2,834            --       2,834
DFA International Real Estate Securities Portfolio
2012...............................................      60,194                    60,194
2013...............................................     181,848            --     181,848
DFA Global Real Estate Securities Portfolio
2012...............................................      26,050                    26,050
2013...............................................      84,341            --      84,341
DFA International Small Cap Value Portfolio
2012...............................................     206,370       131,063     337,433
2013...............................................     198,381       117,102     315,483
International Vector Equity Portfolio
2012...............................................      14,733         6,546      21,279
2013...............................................      17,456         2,044      19,500
World ex U.S. Value Portfolio
2012...............................................       1,438                     1,438
2013...............................................       2,334            --       2,334

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains  Total
                                            -------------- ------------- --------
World ex U.S. Targeted Value Portfolio
2013.......................................    $    993            --    $    993
World ex U.S. Core Equity Portfolio
2013.......................................       1,171            --       1,171
Selectively Hedged Global Equity Portfolio
2012.......................................         534                       534
2013.......................................         373      $     56         429
Emerging Markets Portfolio
2012.......................................      51,664        91,664     143,328
2013.......................................      59,866        30,527      90,393
Emerging Markets Small Cap Portfolio
2012.......................................      42,163        40,014      82,177
2013.......................................      71,149        92,100     163,249
Emerging Markets Value Portfolio
2012.......................................     300,146       202,987     503,133
2013.......................................     357,501       344,531     702,032
Emerging Markets Core Equity Portfolio
2012.......................................     143,349                   143,349
2013.......................................     205,400            --     205,400

   U.S. Large Cap Equity Portfolio commenced operations on June 25, 2013 and did not pay any distributions for the year ended October 31, 2012. World ex U.S. Targeted Value Portfolio commenced operations on November 1, 2012 and did not pay any distributions for the year ended October 31, 2012. World ex U.S. Core Equity Portfolio commenced operations on April 9, 2013 and did not pay any distributions for the year ended October 31, 2012.

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
Enhanced U.S. Large Company Portfolio.......         --             --         --
U.S. Large Cap Equity Portfolio.............         --             --         --
U.S. Large Cap Value Portfolio..............         --             --         --
U.S. Targeted Value Portfolio...............    $ 6,274        $26,089    $32,363
U.S. Small Cap Value Portfolio..............      6,218         24,617     30,865
U.S. Core Equity 1 Portfolio................         --             --         --
U.S. Core Equity 2 Portfolio................      4,443          2,984      7,427
U.S. Vector Equity Portfolio................      1,506          1,560      3,066
U.S. Small Cap Portfolio....................      4,483         10,405     14,888
U.S. Micro Cap Portfolio....................      3,060         10,398     13,458
International Small Company Portfolio.......     10,055          8,986     19,041
DFA International Small Cap Value Portfolio.     14,657          6,334     20,991
International Vector Equity Portfolio.......        473            167        640
World ex U.S.Targeted Value Portfolio.......         26             26         52
Emerging Markets Portfolio..................      3,106          1,014      4,120
Emerging Markets Value Portfolio............     18,634         12,112     30,746

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                               Total Net
                                          Net Investment                                            Distributable
                                            Income and   Undistributed                 Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                          -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company Portfolio....          --            --      $  (1,059)    $    3,933    $    2,874
U.S. Large Cap Equity Portfolio..........    $    317            --             --         10,560        10,877
U.S. Large Cap Value Portfolio...........      28,647            --       (512,898)     4,225,900     3,741,649
U.S. Targeted Value Portfolio............      17,027      $237,247             --      1,330,412     1,584,686
U.S. Small Cap Value Portfolio...........      18,970       443,687             --      2,850,347     3,313,004
U.S. Core Equity 1 Portfolio.............      15,136        34,837             --      2,298,101     2,348,074
U.S. Core Equity 2 Portfolio.............      19,964        98,716             --      3,166,130     3,284,810
U.S. Vector Equity Portfolio.............       5,402        38,796             --        926,605       970,803
U.S. Small Cap Portfolio.................      25,516       218,763             --      2,182,172     2,426,451
U.S. Micro Cap Portfolio.................      17,211       200,725             --      1,610,873     1,828,809
DFA Real Estate Securities Portfolio.....      32,487            --       (179,405)     1,274,703     1,127,785
Large Cap International Portfolio........       9,261            --       (212,195)       612,594       409,660
International Core Equity Portfolio......      41,670            --       (113,295)     1,437,552     1,367,061
International Small Company Portfolio....     118,814       211,281             --      1,566,261     1,896,356
Japanese Small Company Portfolio.........      11,490            --        (66,522)        16,667       (38,365)
Asia Pacific Small Company Portfolio.....      11,406            --        (26,597)        24,537         9,346
United Kingdom Small Company Portfolio...         447           406             --         13,794        14,647
Continental Small Company Portfolio......         319            --        (26,529)        38,434        12,224
DFA International Real Estate Securities
  Portfolio..............................      91,532            --       (206,697)        (5,808)     (120,973)
DFA Global Real Estate Securities
  Portfolio..............................      11,647            --           (808)       333,050       343,889
DFA International Small Cap Value
  Portfolio..............................     145,446       127,002             --      1,923,377     2,195,825
International Vector Equity Portfolio....       5,884         7,263             --        218,801       231,948
World ex U.S. Value Portfolio............         353            --         (2,715)        14,956        12,594
World ex U.S. Targeted Value Portfolio...         144         1,141             --         11,475        12,760
World ex U.S. Core Equity Portfolio......          62            --             --         11,626        11,688
Selectively Hedged Global Equity
  Portfolio..............................       1,700           537             --         15,002        17,239
Emerging Markets Portfolio...............      13,976        21,322             --      1,122,953     1,158,251
Emerging Markets Small Cap Portfolio.....      27,935        63,092             --        422,604       513,631
Emerging Markets Value Portfolio.........     128,578       263,757             --        298,709       691,044
Emerging Markets Core Equity Portfolio...      55,409            --        (51,641)     1,198,159     1,201,927

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                  Expires on October 31,
                                             -----------------------------------------------------------------
                                              2014   2015   2016     2017    2018    2019   Unlimited  Total
                                             ------ ------ ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio.......     -- $1,059      --       --      --      --       --  $  1,059
U.S. Large Cap Equity Portfolio.............     --     --      --       --      --      --       --        --
U.S. Large Cap Value Portfolio..............     --     --      -- $512,898      --      --       --   512,898
U.S. Targeted Value Portfolio...............     --     --      --       --      --      --       --        --
U.S. Small Cap Value Portfolio..............     --     --      --       --      --      --       --        --
U.S. Core Equity 1 Portfolio................     --     --      --       --      --      --       --        --
U.S. Core Equity 2 Portfolio................     --     --      --       --      --      --       --        --
U.S. Vector Equity Portfolio................     --     --      --       --      --      --       --        --
U.S. Small Cap Portfolio....................     --     --      --       --      --      --       --        --
U.S. Micro Cap Portfolio....................     --     --      --       --      --      --       --        --
DFA Real Estate Securities Portfolio........     --     -- $45,525   62,969 $44,388 $26,523       --   179,405
Large Cap International Portfolio...........     --     --  19,004  135,392  14,311  12,549  $30,938   212,194
International Core Equity Portfolio.........     --     --      --   53,176      --      --   60,119   113,295
International Small Company Portfolio.......     --     --      --       --      --      --       --        --
Japanese Small Company Portfolio............ $2,451  8,003  23,057   13,952  12,208   5,543    1,308    66,522
Asia Pacific Small Company Portfolio........     --     --  16,317    8,261      --      --    2,019    26,597
United Kingdom Small Company Portfolio......     --     --      --       --      --      --       --        --
Continental Small Company Portfolio.........     --     --  13,544    7,224   5,252      --      509    26,529
DFA International Real Estate Securities
 Portfolio..................................     --     46  13,446   34,576  38,689  69,466   50,474   206,697
DFA Global Real Estate Securities Portfolio.     --     --      --       --     808      --       --       808
DFA International Small Cap Value Portfolio.     --     --      --       --      --      --       --        --
International Vector Equity Portfolio.......     --     --      --       --      --      --       --        --
World ex U.S. Value Portfolio...............     --     --      --       --      --   2,715       --     2,715
World ex U.S. Targeted Value Portfolio......     --     --      --       --      --      --       --        --
World ex U.S. Core Equity Portfolio.........     --     --      --       --      --      --       --        --
Selectively Hedged Global Equity Portfolio..     --     --      --       --      --      --       --        --
Emerging Markets Portfolio..................     --     --      --       --      --      --       --        --
Emerging Markets Small Cap Portfolio........     --     --      --       --      --      --       --        --
Emerging Markets Value Portfolio............     --     --      --       --      --      --       --        --
Emerging Markets Core Equity Portfolio......     --     --   7,080   26,444      --      --   18,117    51,641

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Enhanced U.S. Large Company Portfolio....... $ 45,882
             U.S. Large Cap Value Portfolio..............  819,591
             U.S. Core Equity 1 Portfolio................   13,834
             DFA Real Estate Securities Portfolio........   27,388
             Japanese Small Company Portfolio............    4,124
             United Kingdom Small Company Portfolio......    2,141
             Continental Small Company Portfolio.........    2,316
             DFA Global Real Estate Securities Portfolio.      308
             World ex U.S. Value Portfolio...............    3,127

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   189,961  $    5,464  $       (61)   $    5,403
U.S. Large Cap Equity Portfolio....................     200,177      23,990       (1,793)       22,197
U.S. Large Cap Value Portfolio.....................   8,646,051   4,967,975           --     4,967,975
U.S. Targeted Value Portfolio......................   4,313,344   1,636,269     (121,648)    1,514,621
U.S. Small Cap Value Portfolio.....................   9,510,581   3,866,821     (582,995)    3,283,826
U.S. Core Equity 1 Portfolio.......................   7,041,677   2,969,794     (133,518)    2,836,276
U.S. Core Equity 2 Portfolio.......................   8,678,236   4,125,770     (229,694)    3,896,076
U.S. Vector Equity Portfolio.......................   2,521,865   1,201,670     (108,781)    1,092,889
U.S. Small Cap Portfolio...........................   8,177,572   2,633,330     (337,974)    2,295,356
U.S. Micro Cap Portfolio...........................   4,084,414   1,979,793     (344,312)    1,635,481
DFA Real Estate Securities Portfolio...............   4,529,600   1,626,242      (45,026)    1,581,216
Large Cap International Portfolio..................   2,764,544     860,138     (162,208)      697,930
International Core Equity Portfolio................  10,960,045   2,590,863     (573,187)    2,017,676
International Small Company Portfolio..............   7,257,475   1,959,316         (264)    1,959,052
Japanese Small Company Portfolio...................     380,848          --         (429)         (429)
Asia Pacific Small Company Portfolio...............     376,158      20,912           --        20,912
United Kingdom Small Company Portfolio.............      23,523      15,535           --        15,535
Continental Small Company Portfolio................     136,008      58,290           --        58,290
DFA International Real Estate Securities Portfolio.   2,657,179     118,435      (54,545)       63,890
DFA Global Real Estate Securities Portfolio........   2,125,332     435,451           --       435,451
DFA International Small Cap Value Portfolio........  11,011,882   4,059,746   (1,359,859)    2,699,887
International Vector Equity Portfolio..............   1,169,939     317,554      (41,286)      276,268
World ex U.S. Value Portfolio......................     103,071      15,959           --        15,959
World ex U.S. Targeted Value Portfolio.............     127,342      17,670         (930)       16,740
World ex U.S. Core Equity Portfolio................     194,824      19,271           --        19,271
Selectively Hedged Global Equity Portfolio.........      90,160      17,166           --        17,166
Emerging Markets Portfolio.........................   2,820,167   1,045,375           --     1,045,375
Emerging Markets Small Cap Portfolio...............   3,885,986     432,095           --       432,095
Emerging Markets Value Portfolio...................  18,937,378          --     (141,511)     (141,511)
Emerging Markets Core Equity Portfolio.............  14,387,169   2,496,594   (1,438,250)    1,058,344

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         Six Months Ended          Year Ended
                                                          April 30, 2014         Oct. 31, 2013
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $     2,778      122  $     9,003       477
 Shares Issued in Lieu of Cash Distributions..........         605       28        3,423       205
 Shares Redeemed......................................        (927)     (41)     (61,998)   (3,124)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $     2,456      109  $   (49,572)   (2,442)
                                                       ===========  =======  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    59,653    2,648  $    10,505       520
 Shares Issued in Lieu of Cash Distributions..........       1,568       73          923        55
 Shares Redeemed......................................      (8,140)    (365)      (5,597)     (281)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    53,081    2,356  $     5,831       294
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $   916,936   40,607  $ 1,049,705    53,476
 Shares Issued in Lieu of Cash Distributions..........     246,827   11,429      189,447    11,289
 Shares Redeemed......................................    (524,018) (23,270)  (1,045,053)  (52,845)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   639,745   28,766  $   194,099    11,920
                                                       ===========  =======  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    20,867      771  $    27,484       947
 Shares Issued in Lieu of Cash Distributions..........       2,368       87        3,927       137
 Shares Redeemed......................................     (24,031)    (885)     (27,940)     (973)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $      (796)     (27) $     3,471       111
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,893,948   69,961  $ 4,212,669   148,010
 Shares Issued in Lieu of Cash Distributions..........     416,917   15,367      652,656    22,854
 Shares Redeemed......................................  (1,606,383) (59,560)  (2,940,034) (104,206)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   704,482   25,768  $ 1,925,291    66,658
                                                       ===========  =======  ===========  ========

   On October 29, 2010, the Board of Directors of the Fund adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the Statement of Assets and Liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2014, The Fixed Income Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                  Unrealized
                                                                    Foreign
  Settlement Currency                    Contract     Value at     Exchange
     Date    Amount**      Currency       Amount   April 30, 2014 Gain (Loss)
  ---------- -------- ------------------ --------  -------------- -----------
   05/27/14   (5,968) Australian Dollar  $ (5,525)    $ (5,535)      $ (10)
   05/13/14   (5,207) Canadian Dollar      (4,764)      (4,749)         15
   05/05/14   (6,178) New Zealand Dollar   (5,284)      (5,326)        (42)
   05/13/14  (18,844) UK Pound Sterling   (31,599)     (31,814)       (215)
                                         --------     --------       -----
                                         $(47,172)    $(47,424)      $(252)
                                         ========     ========       =====

Selectively Hedged Global Equity Portfolio*

                                                                  Unrealized
                                                                    Foreign
   Settlement Currency                   Contract     Value at     Exchange
      Date    Amount**      Currency      Amount   April 30, 2014 Gain (Loss)
   ---------- --------  ---------------- --------  -------------- -----------
    05/23/14      (400) Denmark Krone    $    (75)    $    (75)        --
    05/23/14    (2,686) Denmark Krone        (498)        (500)       $(2)
    05/15/14   (21,981) Hong Kong Dollar   (2,835)      (2,835)        --
    05/07/14   (88,881) Japanese Yen         (869)        (869)        --
    05/07/14  (641,645) Japanese Yen       (6,267)      (6,276)        (9)
    07/10/14    (2,235) Swiss Franc        (2,546)      (2,540)         6
                                         --------     --------        ---
                                         $(13,090)    $(13,095)       $(5)
                                         ========     ========        ===

* During the six months ended April 30, 2014, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $43,645 and $16,947 (in thousands), respectively.

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio and Selectively Hedged Global Equity Portfolio use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R), Russell 2000 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2014, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                              Approximate
                                                   Expiration Number of  Contract Unrealized     Cash
                                Description           Date    Contracts*  Value   Gain (Loss) Collateral
                           ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)         06/19/14     404     $189,668   $ 9,210         --
U.S. Small Cap Value
  Portfolio............... Russell 2000(R) Index    06/20/14     700       78,652    (4,123)    $3,570
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Index(R) Emini   06/20/14      29        2,723        12        134

  Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2014, Enhanced U.S. Large Company Portfolio's, U.S. Small Cap Value Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $188,630, $65,869 and $2,299 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2014:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2014 (amounts in thousands):

                                                  Asset Derivatives Value
                                            ---------------------------------
                                             Total Value    Foreign
                                                  at       Exchange   Equity
                                            April 30, 2014 Contracts Contracts
-                                           -------------- --------- ---------
Enhanced U.S. Large Company Portfolio......    $ 9,225       $  15    $ 9,210*
Selectively Hedged Global Equity Portfolio.         18           6         12*

                                                Liability Derivatives Value
                                            ---------------------------------
                                             Total Value    Foreign
                                                  at       Exchange   Equity
                                            April 30, 2014 Contracts Contracts
-                                           -------------- --------- ---------
Enhanced U.S. Large Company Portfolio......    $  (267)      $(267)        --
U.S. Small Cap Value Portfolio.............     (4,123)         --    $(4,123)*
Selectively Hedged Global Equity Portfolio.        (11)        (11)        --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2014 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2014 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                             Foreign
                                                            Exchange    Equity
                                                 Total      Contracts  Contracts
                                                 -------    ---------  ---------
    Enhanced U.S. Large Company Portfolio...... $12,660      $(1,202)   $13,862
    U.S. Small Cap Value Portfolio.............  (7,540)          --     (7,540)
    U.S. Micro Cap Portfolio*..................    (692)          --       (692)
    DFA Real Estate Securities Portfolio*......    (553)          --       (553)
    Selectively Hedged Global Equity Portfolio.     431           90        341

                                                Change in Unrealized Appreciation
                                                (Depreciation) on Derivatives
                                                    Recognized in Income
                                                -------------------------------
                                                             Foreign
                                                            Exchange    Equity
                                                 Total      Contracts  Contracts
                                                 -------    ---------  ---------
    Enhanced U.S. Large Company Portfolio...... $ 1,261      $   (35)   $ 1,296
    U.S. Small Cap Value Portfolio.............  (4,123)          --     (4,123)
    Selectively Hedged Global Equity Portfolio.    (154)         (33)      (121)

* As of April 30, 2014, there were no futures contracts outstanding. During the six months ended April 30, 2014, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Porfolios as of April 30, 2014 (Amounts in thousands):

                                                              Gross Amounts Not
                                                           Offset in the Statements
                                                          of Assets and Liabilities
                                                          --------------------------

                                         Net Amounts of
                               Gross    Assets Presented                                                 Gross
                             Amounts of in the Statements                    Cash                     Amounts of
                             Recognized   of Assets and      Financial    Collateral    Net           Recognized
Description                  Assets (a)    Liabilities    Instruments (b)  Received  Amount (c)     Liabilities (a)
------------------------------------------------------------------------------------------------    ----------------
                                                           Assets                               -
                             -------------------------------------------------------------------    ---------------
Enhanced U.S. Large Company
 Portfolio
Forward Currency Contracts..    $15            $15             $(15)          --         --              $267
Selectively Hedged Global
 Equity Portfolio
Forward Currency Contracts..      6              6               --           --        $ 6                11

                                                Gross Amounts Not
                                             Offset in the Statements
                                            of Assets and Liabilities
                                            --------------------------
                              Net Amounts
                             of Liabilities
                              Presented in
                             the Statements                    Cash
                             of Assets and     Financial    Collateral    Net
Description                   Liabilities   Instruments (d)  Pledged   Amount (e)
---------------------------------------------------------------------------------
                                          Liabilities
                             -----------------------------------------------------
Enhanced U.S. Large Company
 Portfolio
Forward Currency Contracts..      $267           $(15)          --        $252
Selectively Hedged Global
 Equity Portfolio
Forward Currency Contracts..        11             --           --          11

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the six months ended April 30, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                          Weighted      Weighted    Number of   Interest Maximum Amount
                                           Average    Average Loan     Days     Expense  Borrowed During
                                        Interest Rate   Balance    Outstanding* Incurred   The Period
                                        ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio........     0.84%       $    81          2         --        $    83
U.S. Small Cap Value Portfolio.........     0.84%        15,354         24        $ 9         43,715
U.S. Small Cap Portfolio...............     0.84%         6,921          1         --          6,921
U.S. Micro Cap Portfolio...............     0.85%         2,595         32          2          6,726
Large Cap International Portfolio......     0.83%         1,807          1         --          1,807
International Small Company Portfolio..     0.83%         5,142          7          1         12,200
DFA International Small Cap Value
  Portfolio............................     0.83%         6,164         10          1         15,323
World ex U.S. Value Portfolio..........     0.83%           137         19         --          1,347
World ex U.S. Targeted Value Portfolio.     0.83%           237          8         --            508
World ex U.S. Core Equity Portfolio....     0.83%         1,041         10         --          6,277

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2014, that each Portfolio's available line of credit was utilized.

   At April 30, 2014, U.S. Small Cap Portfolio and World ex U.S. Targeted Value Portfolio had loans outstanding of $6,922 and $197 (amounts in thousands), respectively.

J. Securities Lending:

   As of April 30, 2014, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                               Market
                                                               Value
                                                              --------
          Large Cap International Portfolio.................. $  9,285
          International Core Equity Portfolio................   43,741
          DFA International Real Estate Securities Portfolio.    1,617
          DFA International Small Cap Value Portfolio........   24,291
          International Vector Equity Portfolio..............    3,710
          Emerging Markets Core Equity Portfolio.............  448,702

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At April 30, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                             Approximate
                                                                              Percentage
                                                                Number of   of Outstanding
                                                               Shareholders     Shares
                                                               ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares......................................................      5             83%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.      3             97%
U.S. Large Cap Value Portfolio -- Institutional Class Shares..      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares..............      5             96%
U.S. Targeted Value Portfolio -- Class R2 Shares..............      6             87%
U.S. Targeted Value Portfolio -- Institutional Class Shares...      3             59%

                                                                                   Approximate
                                                                                    Percentage
                                                                      Number of   of Outstanding
                                                                     Shareholders     Shares
                                                                     ------------ --------------
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             59%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      4             74%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             82%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             95%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             48%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      5             75%
DFA Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      4             85%
Large Cap International Portfolio -- Institutional Class Shares.....      3             68%
International Core Equity Portfolio -- Institutional Class Shares...      4             73%
International Small Company Portfolio -- Institutional Class
  Shares............................................................      4             60%
Japanese Small Company Portfolio -- Institutional Class Shares......      3             82%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             89%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      4             97%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             94%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             91%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             82%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      3             57%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             87%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      5             83%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3            100%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      2             95%
Selectively Hedged Global Equity Portfolio -- Institutional Class
  Shares............................................................      3             95%
Emerging Markets Portfolio -- Institutional Class Shares............      4             69%
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares............................................................      5             58%
Emerging Markets Value Portfolio -- Class R2 Shares.................      5             84%
Emerging Markets Value Portfolio -- Institutional Class Shares......      2             28%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares............................................................      3             60%

   Further, on December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio. The Investment Management Agreements became effective on February 28, 2014. The nature and level of services to each Portfolio under the Investment Management Agreements are the same as under the Previous Agreements. As of February 28, 2014, the Portfolios pay the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by each Portfolio to the Advisor under the Previous Agreements.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2014
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/13  04/30/14    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,118.20    0.33%    $1.73
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.16    0.33%    $1.66

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA Commodity Strategy Portfolio
              Corporate....................................  34.6%
              Foreign Corporate............................  18.4%
              Foreign Government...........................  26.0%
              Government...................................  10.8%
              Supranational................................  10.2%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)


                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
BONDS -- (82.6%)
AUSTRALIA -- (5.1%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................   $  12,000 $12,052,596
Commonwealth Bank of Australia
    1.250%, 09/18/15.............................       4,780   4,830,658
    1.125%, 03/13/17.............................       8,737   8,729,993
National Australia Bank, Ltd.
    5.500%, 05/20/15............................. EUR   6,500   9,487,344
    0.900%, 01/20/16.............................       5,000   5,036,165
    1.300%, 07/25/16.............................       7,000   7,066,955
Westpac Banking Corp.
    3.000%, 08/04/15.............................       3,920   4,041,959
                                                              -----------
TOTAL AUSTRALIA..................................              51,245,670
                                                              -----------

CANADA -- (7.4%)
Bank of Nova Scotia
    2.050%, 10/07/15.............................       1,500   1,532,813
Enbridge, Inc.
    5.800%, 06/15/14.............................       1,900   1,911,267
    4.900%, 03/01/15.............................       1,500   1,552,861
Export Development Canada
    0.875%, 12/07/16............................. GBP  10,000  16,746,387
Ontario, Province of Canada
    2.300%, 05/10/16.............................       5,000   5,171,300
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................       1,830   1,908,705
Royal Bank of Canada
    0.800%, 10/30/15.............................       2,500   2,511,672
    2.625%, 12/15/15.............................       2,500   2,582,910
    2.300%, 07/20/16.............................       5,000   5,172,265
    1.200%, 01/23/17.............................       7,000   7,016,128
Toronto-Dominion Bank (The)
    2.500%, 07/14/16.............................       2,500   2,594,672
    2.375%, 10/19/16.............................      19,000  19,705,280
TransAlta Corp.
    4.750%, 01/15/15.............................       2,508   2,575,641
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................       3,106   3,200,690
                                                              -----------
TOTAL CANADA.....................................              74,182,591
                                                              -----------

FINLAND -- (1.6%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................      15,000  15,533,550
                                                              -----------

FRANCE -- (0.8%)
Agence Francaise de Developpement
    2.500%, 07/15/15.............................       3,000   3,075,246
BNP Paribas SA
    3.250%, 03/11/15.............................       4,035   4,128,915

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
FRANCE -- (Continued)
Orange SA
    2.125%, 09/16/15.............................   $     500 $   508,389
                                                              -----------
TOTAL FRANCE.....................................               7,712,550
                                                              -----------

GERMANY -- (2.9%)
Deutsche Bank AG
    3.875%, 08/18/14.............................       1,750   1,767,855
    3.250%, 01/11/16.............................       1,000   1,041,317
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................      10,000  10,332,080
Landwirtschaftliche Rentenbank
    3.250%, 12/07/16............................. GBP   9,000  15,963,730
                                                              -----------
TOTAL GERMANY....................................              29,104,982
                                                              -----------

JAPAN -- (1.4%)
Japan Bank for International Cooperation
    2.250%, 07/13/16.............................       8,000   8,271,000
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................       3,500   3,623,728
    2.000%, 09/13/16.............................       1,000   1,013,282
Sumitomo Mitsui Banking Corp.
    1.300%, 01/10/17.............................       1,000   1,003,324
                                                              -----------
TOTAL JAPAN......................................              13,911,334
                                                              -----------

NETHERLANDS -- (5.1%)
Aegon NV
    4.625%, 12/01/15.............................       3,489   3,695,695
Bank Nederlandse Gemeenten
    2.750%, 07/01/15.............................       9,500   9,766,323
Cooperatieve Centrale Raiffeisen-
 Boerenleenbank BA
    3.125%, 02/05/15............................. CAD   7,000   6,462,123
    2.125%, 10/13/15.............................       7,000   7,163,499
Deutsche Telekom International Finance BV
    4.875%, 07/08/14.............................       1,900   1,914,712
Nederlandse Waterschapsbank NV
    2.125%, 09/07/16............................. GBP  10,000  17,251,219
    2.125%, 02/09/17.............................       4,000   4,119,784
                                                              -----------
TOTAL NETHERLANDS................................              50,373,355
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.5%)
Asian Development Bank
    1.000%, 12/15/16............................. GBP  10,000  16,800,416

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Council Of Europe Development Bank
    1.750%, 12/19/16............................. GBP   9,000 $15,399,214
European Investment Bank
    6.500%, 09/10/14............................. NZD   2,531   2,201,862
    3.250%, 12/07/16............................. GBP   9,000  15,952,333
    4.875%, 01/17/17.............................       4,000   4,429,240
Nordic Investment Bank
    7.500%, 04/15/15............................. NZD  11,000   9,808,893
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              64,591,958
                                                              -----------

SWEDEN -- (4.8%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................       4,500   4,579,524
Nordea Bank AB
    2.250%, 03/20/15.............................       5,250   5,337,434
    2.750%, 08/11/15............................. EUR   5,000   7,137,163
Svensk Exportkredit AB
    2.125%, 07/13/16.............................       7,000   7,214,739
    1.125%, 12/15/16............................. GBP   8,000  13,450,193
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................       9,250   9,701,816
                                                              -----------
TOTAL SWEDEN.....................................              47,420,869
                                                              -----------

SWITZERLAND -- (0.2%)
Credit Suisse New York
    5.500%, 05/01/14.............................         250     250,000
    3.500%, 03/23/15.............................       1,000   1,027,387
UBS AG
    3.875%, 01/15/15.............................       1,163   1,190,763
                                                              -----------
TOTAL SWITZERLAND................................               2,468,150
                                                              -----------

UNITED KINGDOM -- (7.0%)
Barclays Bank P.L.C.
    5.200%, 07/10/14.............................       1,500   1,513,286
    5.000%, 09/22/16.............................       1,700   1,858,948
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................       1,500   1,549,867
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................       3,100   3,147,253
    1.250%, 02/14/17.............................       1,200   1,200,980
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................       2,000   2,222,518
Lloyds Bank P.L.C.
    4.875%, 01/21/16.............................       5,000   5,347,795
Network Rail Infrastructure Finance P.L.C.
    1.125%, 12/15/16............................. GBP  13,000  21,916,222

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED KINGDOM -- (Continued)
Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15.............................   $   3,850 $ 3,870,605
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................       6,300   6,434,675
United Kingdom Gilt
    4.000%, 09/07/16............................. GBP   9,000  16,298,945
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................       3,951   3,992,300
                                                              -----------
TOTAL UNITED KINGDOM.............................              69,353,394
                                                              -----------

UNITED STATES -- (39.8%)
AbbVie, Inc.
    1.200%, 11/06/15.............................       4,000   4,033,188
ACE INA Holdings, Inc.
    5.875%, 06/15/14.............................       1,250   1,257,925
    2.600%, 11/23/15.............................       3,295   3,396,292
Aflac, Inc.
    3.450%, 08/15/15.............................         800     830,077
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................       3,615   3,714,076
Allstate Corp. (The)
    5.000%, 08/15/14.............................       2,130   2,156,955
Altria Group, Inc.
    4.125%, 09/11/15.............................       2,170   2,270,744
American Express Credit Corp.
    5.125%, 08/25/14.............................       1,700   1,724,789
    1.750%, 06/12/15.............................       1,200   1,216,949
    2.750%, 09/15/15.............................       2,250   2,317,511
American International Group, Inc.
    3.000%, 03/20/15.............................       6,000   6,131,724
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................         813     870,761
Amgen, Inc.
    1.875%, 11/15/14.............................       1,825   1,839,328
    4.850%, 11/18/14.............................       1,000   1,024,275
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................       7,000   7,802,207
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................       6,000   6,717,246
Anheuser-Busch InBev Worldwide, Inc.
    0.800%, 07/15/15.............................       2,000   2,007,986
Apache Corp.
    5.625%, 01/15/17.............................       1,500   1,676,985
Apple, Inc.
    0.450%, 05/03/16.............................      10,000   9,985,270
AT&T, Inc.
    2.500%, 08/15/15.............................       4,600   4,713,781
    2.400%, 08/15/16.............................       1,000   1,031,803
AutoZone, Inc.
    6.950%, 06/15/16.............................       3,000   3,352,830

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Bank of America Corp.
    1.500%, 10/09/15............................. $     5,000 $5,047,845
    3.750%, 07/12/16.............................       1,500  1,583,795
Becton Dickinson and Co.
    1.750%, 11/08/16.............................       1,500  1,532,895
BlackRock, Inc.
    3.500%, 12/10/14.............................       2,000  2,039,420
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................       4,400  4,374,432
Burlington Northern Santa Fe LLC
    4.875%, 01/15/15.............................         200    206,036
Capital One Financial Corp.
    7.375%, 05/23/14.............................       1,189  1,193,137
    2.150%, 03/23/15.............................       4,700  4,769,536
Cardinal Health, Inc.
    4.000%, 06/15/15.............................       3,000  3,103,776
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................       5,000  5,183,800
    1.350%, 09/06/16.............................       2,000  2,022,410
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................       5,000  5,509,550
Charles Schwab Corp. (The)
    0.850%, 12/04/15.............................       3,000  3,011,052
Citigroup, Inc.
    6.375%, 08/12/14.............................         636    646,105
    5.300%, 01/07/16.............................       2,716  2,908,480
CNA Financial Corp.
    5.850%, 12/15/14.............................       3,277  3,383,843
Colgate-Palmolive Co.
    1.300%, 01/15/17.............................       9,723  9,822,758
Comcast Corp.
    4.950%, 06/15/16.............................       3,500  3,803,100
    6.500%, 01/15/17.............................       1,000  1,142,855
Comerica, Inc.
    3.000%, 09/16/15.............................       2,277  2,348,762
Computer Sciences Corp.
    2.500%, 09/15/15.............................       3,558  3,627,794
CVS Caremark Corp.
    3.250%, 05/18/15.............................       1,000  1,026,442
Devon Energy Corp.
    1.200%, 12/15/16.............................       6,970  6,994,270
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.500%, 03/01/16.............................       5,000  5,228,415
Dominion Resources, Inc.
    5.150%, 07/15/15.............................       1,400  1,473,885
    2.250%, 09/01/15.............................       5,000  5,103,510
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................       6,000  6,170,574

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Eastman Chemical Co.
    3.000%, 12/15/15............................. $     1,000 $1,031,645
Ecolab, Inc.
    1.000%, 08/09/15.............................       2,000  2,009,420
Enbridge Energy Partners L.P.
    5.350%, 12/15/14.............................       1,475  1,516,906
Energy Transfer Partners L.P.
    5.950%, 02/01/15.............................       1,200  1,245,289
Enterprise Products Operating LLC
    5.600%, 10/15/14.............................       2,666  2,725,740
EOG Resources, Inc.
    2.950%, 06/01/15.............................       2,440  2,503,725
    2.500%, 02/01/16.............................       6,000  6,176,352
Exelon Corp.
    4.900%, 06/15/15.............................         500    522,090
Express Scripts Holding Co.
    2.100%, 02/12/15.............................       4,000  4,046,036
    3.125%, 05/15/16.............................       1,975  2,069,859
Fifth Third Bancorp
    3.625%, 01/25/16.............................       1,000  1,047,258
Fifth Third Bank
    0.900%, 02/26/16.............................       2,000  2,006,010
Ford Motor Credit Co. LLC
    12.000%, 05/15/15............................       3,500  3,903,746
Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15.............................       3,996  4,017,051
GATX Corp.
    4.750%, 05/15/15.............................       5,240  5,449,532
General Electric Capital Corp.
    1.625%, 07/02/15.............................       2,000  2,026,782
Gilead Sciences, Inc.
    2.400%, 12/01/14.............................       3,000  3,033,834
Goldman Sachs Group, Inc. (The)
    3.300%, 05/03/15.............................       3,500  3,592,319
    3.625%, 02/07/16.............................       1,000  1,045,659
Google, Inc.
    2.125%, 05/19/16.............................       6,000  6,195,756
Hartford Financial Services Group, Inc. (The)
    4.000%, 03/30/15.............................       1,400  1,442,778
Hewlett-Packard Co.
    2.625%, 12/09/14.............................       1,300  1,315,326
    3.000%, 09/15/16.............................       2,000  2,089,060
Hillshire Brands Co. (The)
    2.750%, 09/15/15.............................       1,666  1,708,866
HSBC USA, Inc.
    2.375%, 02/13/15.............................       2,000  2,031,828
Humana, Inc.
    6.450%, 06/01/16.............................       4,500  4,984,564
John Deere Capital Corp.
    2.000%, 01/13/17.............................       1,500  1,542,779

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Johnson Controls, Inc.
    5.500%, 01/15/16............................. $     1,282 $1,380,604
JPMorgan Chase & Co.
    3.700%, 01/20/15.............................       2,800  2,864,422
    3.400%, 06/24/15.............................       1,000  1,030,791
Kellogg Co.
    1.875%, 11/17/16.............................       2,000  2,045,472
KeyBank NA
    1.100%, 11/25/16.............................       1,000  1,002,819
KeyCorp
    3.750%, 08/13/15.............................       3,000  3,115,497
Kroger Co. (The)
    2.200%, 01/15/17.............................       1,000  1,022,849
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................       4,000  4,217,560
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................       1,050  1,116,116
Marathon Oil Corp.
    0.900%, 11/01/15.............................       1,140  1,143,298
Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15.............................       1,916  2,041,019
Medtronic, Inc.
    4.750%, 09/15/15.............................       1,087  1,149,057
MetLife, Inc.
    5.500%, 06/15/14.............................       1,250  1,257,283
    5.000%, 06/15/15.............................         500    525,274
Mondelez International, Inc.
    4.125%, 02/09/16.............................       3,716  3,934,010
Morgan Stanley
    3.800%, 04/29/16.............................       6,000  6,313,998
Mylan, Inc.
    1.350%, 11/29/16.............................       2,038  2,044,962
NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15.............................       2,800  2,859,839
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................       1,000  1,016,805
Omnicom Group, Inc.
    5.900%, 04/15/16.............................       1,750  1,913,483
PepsiCo, Inc.
    0.700%, 08/13/15.............................       5,595  5,608,148
Philip Morris International, Inc.
    2.500%, 05/16/16.............................       3,224  3,347,154
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................       2,830  2,951,823
PNC Funding Corp.
    5.400%, 06/10/14.............................       2,075  2,085,288
    4.250%, 09/21/15.............................         600    629,199
PPG Industries, Inc.
    1.900%, 01/15/16.............................       2,050  2,087,021
Progress Energy, Inc.
    5.625%, 01/15/16.............................       2,000  2,159,788

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Prudential Financial, Inc.
    3.875%, 01/14/15............................. $     1,000 $ 1,024,348
    6.200%, 01/15/15.............................       2,448   2,544,936
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................       4,000   4,263,368
Qwest Corp.
    7.500%, 10/01/14.............................       2,300   2,359,188
Reynolds American, Inc.
    1.050%, 10/30/15.............................       4,000   4,007,992
Safeway, Inc.
    5.625%, 08/15/14.............................       4,500   4,561,664
Sherwin-Williams Co. (The)
    3.125%, 12/15/14.............................       1,048   1,064,345
Southern Power Co.
    4.875%, 07/15/15.............................       3,660   3,835,362
Spectra Energy Capital LLC
    5.668%, 08/15/14.............................         955     967,956
Starbucks Corp.
    0.875%, 12/05/16.............................       1,000     997,725
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................       4,000   4,202,588
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................       2,350   2,399,547
Textron, Inc.
    6.200%, 03/15/15.............................       1,500   1,571,165
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................       2,250   2,305,012
    2.250%, 08/15/16.............................       2,953   3,035,610
Time Warner Cable, Inc.
    3.500%, 02/01/15.............................       4,000   4,081,940
Time Warner, Inc.
    5.875%, 11/15/16.............................       1,000   1,118,598
Toyota Motor Credit Corp.
    2.000%, 09/15/16.............................      15,819  16,267,943
Union Bank NA
    3.000%, 06/06/16.............................       1,000   1,044,055
UnitedHealth Group, Inc.
    5.000%, 08/15/14.............................       1,170   1,184,872
    1.875%, 11/15/16.............................       1,000   1,023,950
Valero Energy Corp.
    4.500%, 02/01/15.............................         900     926,823
Verizon Communications, Inc.
    0.700%, 11/02/15.............................       3,000   3,005,145
Walgreen Co.
    1.000%, 03/13/15.............................       3,720   3,736,989
Walt Disney Co. (The)
    0.875%, 12/01/14.............................       1,500   1,504,547
    1.125%, 02/15/17.............................       2,000   2,010,470
WellPoint, Inc.
    5.000%, 12/15/14.............................       2,500   2,570,982
    5.250%, 01/15/16.............................       3,000   3,221,856
Wells Fargo & Co.
    3.750%, 10/01/14.............................       2,300   2,332,577
    1.250%, 02/13/15.............................       1,000   1,007,168

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
    1.500%, 07/01/15............................. $     2,500 $  2,527,770
Western Union Co. (The)
    5.930%, 10/01/16.............................       2,348    2,591,974
Whirlpool Corp.
    1.350%, 03/01/17.............................       2,000    1,999,794
Williams Partners L.P.
    3.800%, 02/15/15.............................       2,300    2,355,662
Xerox Corp.
    4.250%, 02/15/15.............................       3,500    3,601,892
Yum! Brands, Inc.
    4.250%, 09/15/15.............................       2,485    2,601,350
Zimmer Holdings, Inc.
    1.400%, 11/30/14.............................       1,000    1,004,458
                                                              ------------
TOTAL UNITED STATES..............................              396,336,589
                                                              ------------
TOTAL BONDS......................................              822,234,992
                                                              ------------

                                                         Face
                                                        Amount^    Value+
                                                        -------    ------
                                                         (000)
AGENCY OBLIGATIONS -- (6.8%)
Federal National Mortgage Association
      0.500%, 03/30/16............................. $    27,000 $ 27,039,879
      1.375%, 11/15/16.............................      30,000   30,503,160
      0.750%, 04/20/17.............................      10,000    9,948,320
                                                                ------------
TOTAL AGENCY OBLIGATIONS...........................               67,491,359
                                                                ------------

U.S. TREASURY OBLIGATIONS -- (10.6%)
U.S. Treasury Notes
++^^  0.375%, 11/15/15.............................      75,000   75,161,100
      0.875%, 12/31/16.............................      30,000   30,112,500
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS....................              105,273,600
                                                                ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $988,722,714)..............................              $994,999,951
                                                                ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ---------------------------------------------
                                           Level 1      Level 2    Level 3     Total
                                          ---------- ------------  ------- ------------
Bonds
  Australia..............................         -- $ 51,245,670    --    $ 51,245,670
  Canada.................................         --   74,182,591    --      74,182,591
  Finland................................         --   15,533,550    --      15,533,550
  France.................................         --    7,712,550    --       7,712,550
  Germany................................         --   29,104,982    --      29,104,982
  Japan..................................         --   13,911,334    --      13,911,334
  Netherlands............................         --   50,373,355    --      50,373,355
  Supranational Organization Obligations.         --   64,591,958    --      64,591,958
  Sweden.................................         --   47,420,869    --      47,420,869
  Switzerland............................         --    2,468,150    --       2,468,150
  United Kingdom.........................         --   69,353,394    --      69,353,394
  United States..........................         --  396,336,589    --     396,336,589
Agency Obligations.......................         --   67,491,359    --      67,491,359
U.S. Treasury Obligations................         --  105,273,600    --     105,273,600
Swap Agreements**........................         --     (984,679)   --        (984,679)
Futures Contracts**...................... $2,080,114           --    --       2,080,114
Forward Currency Contracts**.............         --   (1,248,175)   --      (1,248,175)
                                          ---------- ------------    --    ------------
TOTAL.................................... $2,080,114 $992,767,097    --    $994,847,211
                                          ========== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value................................................................... $    995,000
Temporary Cash.........................................................................       31,914
Foreign Currencies at Value............................................................            3
Cash...................................................................................       60,813
Receivables:
  Interest.............................................................................        7,580
  Fund Shares Sold.....................................................................        4,131
Unrealized Gain on Swap Contracts......................................................        1,856
Unrealized Gain on Forward Currency Contracts..........................................           88
Prepaid Expenses and Other Assets......................................................           52
                                                                                        ------------
     Total Assets......................................................................    1,101,437
                                                                                        ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................................................       15,686
  Fund Shares Redeemed.................................................................          292
  Due to Advisor.......................................................................          260
  Futures Margin Variation.............................................................          461
Unrealized Loss on Swap Contracts......................................................        2,841
Unrealized Loss on Forward Currency Contracts..........................................        1,336
Accrued Expenses and Other Liabilities.................................................           28
                                                                                        ------------
     Total Liabilities.................................................................       20,904
                                                                                        ------------
NET ASSETS............................................................................. $  1,080,533
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  116,897,142
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       9.24
                                                                                        ============
Investments at Cost.................................................................... $    988,723
                                                                                        ============
Foreign Currencies at Cost............................................................. $          3
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    979,846
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        1,470
Accumulated Net Realized Gain (Loss)...................................................       93,054
Net Unrealized Foreign Exchange Gain (Loss)............................................       (1,209)
Net Unrealized Appreciation (Depreciation).............................................        7,372
                                                                                        ------------
NET ASSETS............................................................................. $  1,080,533
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Interest........................................................................................ $  4,382
                                                                                                   --------
     Total Investment Income......................................................................    4,382
                                                                                                   --------
Expenses
  Investment Advisory Services Fees...............................................................    1,639
  Accounting & Transfer Agent Fees................................................................       27
  Custodian Fees..................................................................................       12
  Filing Fees.....................................................................................       46
  Shareholders' Reports...........................................................................       17
  Directors'/Trustees' Fees & Expenses............................................................        5
  Professional Fees...............................................................................       18
  Other...........................................................................................        5
                                                                                                   --------
     Total Expenses...............................................................................    1,769
                                                                                                   --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (305)
  Fees Paid Indirectly............................................................................       (4)
                                                                                                   --------
  Net Expenses....................................................................................    1,460
                                                                                                   --------
  Net Investment Income (Loss)....................................................................    2,922
                                                                                                   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................................................    1,752
    Futures.......................................................................................    4,295
    Swap Contracts................................................................................   91,609
    Foreign Currency Transactions.................................................................   (4,519)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................................    3,495
    Futures.......................................................................................    2,648
    Swap Contracts................................................................................    4,601
    Translation of Foreign Currency Denominated Amounts...........................................     (435)
                                                                                                   --------
  Net Realized and Unrealized Gain (Loss).........................................................  103,446
                                                                                                   --------
Net Increase (Decrease) in Net Assets Resulting from Operations................................... $106,368
                                                                                                   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2014        2013
                                                                                        ----------- ---------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $    2,922  $   4,128
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................      1,752        952
    Futures............................................................................      4,295     (1,683)
    Swap Contracts.....................................................................     91,609    (68,369)
    Foreign Currency Transactions......................................................     (4,519)    (1,229)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................      3,495         75
    Futures............................................................................      2,648       (717)
    Swap Contracts.....................................................................      4,601     (6,861)
    Translation of Foreign Currency Denominated Amounts................................       (435)       715
                                                                                        ----------  ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................    106,368    (72,989)
                                                                                        ----------  ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................     (2,952)    (2,493)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................       (379)      (472)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................       (474)      (472)
                                                                                        ----------  ---------
     Total Distributions...............................................................     (3,805)    (3,437)
                                                                                        ----------  ---------
Capital Share Transactions (1):
  Shares Issued........................................................................    382,881    552,864
  Shares Issued in Lieu of Cash Distributions..........................................      3,737      3,267
  Shares Redeemed......................................................................   (194,962)  (151,470)
                                                                                        ----------  ---------
     Net Increase (Decrease) from Capital Share Transactions...........................    191,656    404,661
                                                                                        ----------  ---------
     Total Increase (Decrease) in Net Assets...........................................    294,219    328,235
Net Assets
  Beginning of Period..................................................................    786,314    458,079
                                                                                        ----------  ---------
  End of Period........................................................................ $1,080,533  $ 786,314
                                                                                        ==========  =========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     44,947     63,019
  Shares Issued in Lieu of Cash Distributions..........................................        435        366
  Shares Redeemed......................................................................    (23,182)   (17,417)
                                                                                        ----------  ---------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     22,200     45,968
                                                                                        ==========  =========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $    1,470  $   1,500

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                        Six Months       Year       Year
                                                                                           Ended        Ended      Ended
                                                                                         April 30,     Oct. 31,   Oct. 31,
                                                                                           2014          2013       2012
----------------------------------------------------------------------------------------------------------------------------
                                                                                        (Unaudited)
Net Asset Value, Beginning of Period.................................................. $     8.30     $   9.40   $   9.77
                                                                                       ----------     --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)....................................................       0.03         0.06       0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)..........................       0.95        (1.10)     (0.37)
                                                                                       ----------     --------   --------
   Total from Investment Operations...................................................       0.98        (1.04)     (0.30)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...............................................................      (0.03)       (0.04)     (0.06)
  Net Realized Gains..................................................................      (0.01)       (0.02)     (0.01)
                                                                                       ----------     --------   --------
   Total Distributions................................................................      (0.04)       (0.06)     (0.07)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................ $     9.24     $   8.30   $   9.40
====================================================================================== ===========    ========   ========
Total Return..........................................................................      11.82%(D)   (11.15)%    (3.08)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................................................. $1,080,533     $786,314   $458,079
Ratio of Expenses to Average Net Assets...............................................       0.33%(E)     0.34%      0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses
 and/or Recovery of Previously Waived Fees and Fees Paid Indirectly)..................       0.40%(E)     0.40%      0.41%
Ratio of Net Investment Income to Average Net Assets..................................       0.66%(E)     0.66%      0.79%
Portfolio Turnover Rate...............................................................         39%(D)       64%        69%
----------------------------------------------------------------------------------------------------------------------------

                                                                                            Period
                                                                                       Nov. 9, 2010(a)
                                                                                       to Oct. 31, 2011
----------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period..................................................     $  10.00
                                                                                           --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)....................................................         0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)..........................        (0.27)
                                                                                           --------
   Total from Investment Operations...................................................        (0.20)
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...............................................................        (0.03)
  Net Realized Gains..................................................................           --
                                                                                           --------
   Total Distributions................................................................        (0.03)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................     $   9.77
====================================================================================== ================
Total Return..........................................................................        (2.02)%(D)
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................................     $230,781
Ratio of Expenses to Average Net Assets...............................................         0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses
 and/or Recovery of Previously Waived Fees and Fees Paid Indirectly)..................         0.53%(C)(E)
Ratio of Net Investment Income to Average Net Assets..................................         0.64%(C)(E)
Portfolio Turnover Rate...............................................................           50%(D)
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter M of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2014, the Portfolio held $234,587,322 in the Subsidiary, representing 21.30% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the six months ended April 30, 2014, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2014, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2014, approximately $305 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $130 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $7

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ ------------------
                                      Purchases  Sales   Purchases  Sales
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $140,824  $189,777 $430,523  $144,111

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of bank income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(69,244)       $(1,951)       $71,195

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains Total
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2012.............................     $2,410         $ 37      $2,447
     2013.............................      2,965          472       3,437

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                 Total Net
                                  Net Investment                              Distributable
                                    Income and   Undistributed   Unrealized     Earnings
                                    Short-Term     Long-Term    Appreciation  (Accumulated
                                  Capital Gains  Capital Gains (Depreciation)    Losses)
                                  -------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.     $1,150         $451         $(3,362)       $(1,761)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                          Net
                                                                       Unrealized
                                  Federal   Unrealized   Unrealized   Appreciation
                                  Tax Cost Appreciation Depreciation (Depreciation)
                                  -------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $988,723    $7,163       $(886)        $6,277

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2014, the Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Commodity Strategy Portfolio*

                                                                   Unrealized
                                                                     Foreign
  Settlement Currency                     Contract     Value at     Exchange
     Date    Amount**      Currency        Amount   April 30, 2014 Gain (Loss)
  ---------- -------- ------------------ ---------  -------------- -----------
   05/22/14   (7,148) Canadian Dollar    $  (6,490)   $  (6,518)     $   (28)
   06/09/14  (12,144) Euro                 (16,724)     (16,846)        (122)
   05/13/14  (14,127) New Zealand Dollar   (12,259)     (12,171)          88
   05/08/14  (89,475) UK Pound Sterling   (149,876)    (151,062)      (1,186)
                                         ---------    ---------      -------
                                         $(185,349)   $(186,597)     $(1,248)
                                         =========    =========      =======

* During the six months ended April 30, 2014, the Portfolio's average contract amount of forward currency contracts was $159,130 (in thousands):

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through an futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because uncleared swaps are two-party contracts and may have terms of greater than seven days, these swap agreements may be considered to be illiquid. In addition, because uncleared swaps are not traded on exchanges, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make or receive.

   Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. Among other risks, there is a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position in a swap contract.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2014, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                               Expiration Number of  Contract Unrealized
      Description                 Date    Contracts*  Amount  Gain (Loss)
      -----------              ---------- ---------- -------- -----------
      Brent Crude Oil Futures.  08/14/14      39      $4,146     $(45)
      CBT Wheat Futures.......  07/14/14      72       2,597       91
      Coffee 'C' Futures......  07/21/14      34       2,625      278
      Copper Futures..........  07/29/14      58       4,390       39
      Corn Futures............  07/14/14     242       6,280      276
      Cotton No.2 Futures.....  07/09/14      24       1,131        1
      Gasoline RBOB Futures...  06/30/14      21       2,583       51
      Gold 100 oz Futures.....  08/27/14      61       7,905       72

                                 Expiration Number of  Contract Unrealized
     Description                    Date    Contracts*  Amount  Gain (Loss)
     -----------                 ---------- ---------- -------- -----------
     KCB Wheat Futures..........  07/14/14      24         975        54
     LME Nickel Futures.........  07/16/14      16       1,760       199
     LME Prime Aluminum Futures.  07/14/14      69       3,095         3
     LME Zinc Futures...........  07/14/14      29       1,482        31
     Lean Hogs Futures..........  07/15/14      35       1,714         1
     Live Cattle Futures........  08/29/14      39       2,123        39
     NY Harbor ULSD Futures.....  06/30/14      20       2,456         2
     Natural Gas Futures........  06/26/14     153       7,410       514
     Silver Futures.............  07/29/14      27       2,588      (108)
     Soybean Futures............  07/14/14     160      12,101       395
     Soybean Meal Futures.......  07/14/14      42       2,074       161
     Soybean Oil Futures........  07/14/14      81       2,047        34
     Sugar #11 Futures..........  06/30/14     143       2,838       (11)
     WTI Crude Futures..........  06/20/14      59       5,847         3
                                                       -------    ------
                                                       $80,167    $2,080
                                                       =======    ======

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2014 the Subsidiary's average notional contract amount of outstanding futures contracts was $51,214 (in thousands).

   At April 30, 2014, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                           Unrealized
                                   Commodity   Expiration      Notional   Appreciation
Counterparty                       Exposure       Date         Amount*   (Depreciation)
------------                     -----------   ----------     ---------  --------------
Citibank, N.A................... Index**        06/30/14  USD $(248,143)     $ (33)
Citibank, N.A................... Natural Gas    07/02/14  USD    66,808       (994)
Citibank, N.A................... Natural Gas    09/02/14  USD   (66,402)       979
Credit Suisse................... Corn           05/30/14  USD   (38,583)       244
Credit Suisse................... Corn           05/30/14  USD   (11,958)       135
Credit Suisse................... Index**        05/30/14  USD  (229,756)       (31)
Credit Suisse................... Corn           05/30/14  USD    12,113       (214)
Credit Suisse................... Corn           05/30/14  USD    38,888       (686)
Deutsche Bank AG, London Branch. Soybean        05/30/14  USD   (33,784)       498
Deutsche Bank AG, London Branch. Index**        05/30/14  USD  (276,178)       (37)
Deutsche Bank AG, London Branch. Soybean        05/30/14  USD    40,782       (814)
UBS AG.......................... Index**        07/31/14  USD  (240,093)       (32)
                                                              ---------      -----
                                                              $(986,306)     $(985)
                                                              =========      =====

  The Portfolio received cash collateral of $7,300 (in thousands) and securities with a market value of $11,592 (in thousands) for swap contracts.

* During the six months ended April 30, 2014 the Subsidiary's average notional value of outstanding swap contracts was $1,003,468 (in thousands).

**Swap is exposed to the 22 commodities in the Dow Jones-UBS Commodity Index.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2014:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Commodity Contracts                                  Payables: Futures Margin
                                                        Variation

 Foreign Exchange          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Other Contracts           Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2014 (amounts in thousands):

                                                     Asset Derivatives Value
                                           -------------------------------------------
                                            Total Value    Foreign
                                                 at       Exchange  Commodity   Swap
                                           April 30, 2014 Contracts Contracts Contracts
-                                          -------------- --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD..      4,188          88     2,244*    1,856

                                                   Liability Derivatives Value
                                           -------------------------------------------
                                            Total Value    Foreign
                                                 at       Exchange  Commodity   Swap
                                           April 30, 2014 Contracts Contracts Contracts
-                                          -------------- --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD..     (4,341)     (1,336)     (164)*  (2,841)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2014:

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Commodity Contracts         Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation
                              (Depreciation) of: Futures

Foreign Exchange Contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions Change in
                              Unrealized Appreciation (Depreciation) of: Translation of Foreign Currency
                              Denominated Amounts

Other Contracts             Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized
                              Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2014 (amounts in thousands):

                                                 Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                           ------------------------------------
                                                   Foreign
                                                  Exchange  Commodity   Swap
                                           Total  Contracts Contracts Contracts
                                           ------ --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.. 91,460  (4,444)    4,295    91,609


                                                   Change in Unrealized
                                              Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                            -----------------------------------
                                                   Foreign
                                                  Exchange  Commodity   Swap
                                            Total Contracts Contracts Contracts
                                            ----- --------- --------- ---------
 Dimensional Cayman Commodity Fund I, LTD.. 6,786   (463)     2,648     4,601

Offsetting of Derivative Assets and Derivative Liabilities

   The following tables present the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2014 (Amounts in thousands):

                                                        Gross Amounts Not
                                                          Offset in the
                                                           Consolidated
                                                           Statement of
                                                      Assets and Liabilities
                                                    -----------------------
                                    Net Amounts of
                                        Assets
                                     Presented in
                          Gross    the Consolidated                                                Gross
                        Amounts of   Statement of                      Cash                     Amounts of
                        Recognized    Assets and       Financial    Collateral    Net           Recognized
Description             Assets (a)   Liabilities    Instruments (b)  Received  Amount (c) -   Liabilities (a)
------------------------------------------------------------------------------------------    ----------------
                                                     Assets
                        ------------------------------------------------------------------    ---------------
DFA Commodity Strategy
 Portfolio
  Forward Currency
   Contracts...........   $   88        $   88               --         --        $88             $1,336
  Swap Contracts.......    1,856         1,856          $(1,856)(f)     --(f)      --              2,841

                                             Gross Amounts Not
                                               Offset in the
                                                Consolidated
                                                Statement of
                                           Assets and Liabilities
                                         --------------------------
                          Net Amounts
                         of Liabilities
                          Presented in
                        the Consolidated
                          Statement of                      Cash
                           Assets and       Financial    Collateral    Net
Description               Liabilities    Instruments (d)  Pledged   Amount (e)
------------------------------------------------------------------------------
                                      Liabilities
                        -------------------------------------------------------
DFA Commodity Strategy
 Portfolio
  Forward Currency
   Contracts...........      $1,336               --         --       $1,336
  Swap Contracts.......       2,841          $(2,841)(f)     --           --

(a)No amounts have been netted against the gross amounts recognized in the Statement of Assets and Liabilities

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral received is greater than the amount shown here due to overcollateralization.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2014.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2014, three shareholders held 84% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2014
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/13  04/30/14    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,052.50    0.68%    $3.46
   Institutional Class Shares......... $1,000.00 $1,053.80    0.43%    $2.19
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.42    0.68%    $3.41
   Institutional Class Shares......... $1,000.00 $1,022.66    0.43%    $2.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/13  04/30/14    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,083.40    0.08%    $0.41
     Hypothetical 5% Annual Return. $1,000.00 $1,024.40    0.08%    $0.40

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
              Consumer Discretionary.......................  11.8%
              Consumer Staples.............................   9.9%
              Energy.......................................  10.6%
              Financials...................................  13.9%
              Health Care..................................  13.2%
              Industrials..................................  10.7%
              Information Technology.......................  18.5%
              Materials....................................   3.5%
              Real Estate Investment Trusts................   2.2%
              Telecommunication Services...................   2.5%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $7,124,146,659
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,792,632,219)............................. $7,124,146,659
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (96.6%)
 Consumer Discretionary -- (11.4%)
 *   Amazon.com, Inc....................   115,310 $ 35,069,230            0.7%
     Comcast Corp. Class A..............   807,950   41,819,492            0.8%
     Home Depot, Inc. (The).............   436,507   34,706,672            0.7%
     McDonald's Corp....................   306,833   31,106,730            0.6%
     Walt Disney Co. (The)..............   505,068   40,072,095            0.8%
     Other Securities...................            433,654,316            8.1%
                                                   ------------           -----
 Total Consumer Discretionary...........            616,428,535           11.7%
                                                   ------------           -----
 Consumer Staples -- (9.5%)
     Altria Group, Inc..................   617,723   24,776,870            0.5%
     Coca-Cola Co. (The)................ 1,174,494   47,907,610            0.9%
     CVS Caremark Corp..................   366,516   26,653,044            0.5%
     PepsiCo, Inc.......................   471,917   40,532,951            0.8%
     Philip Morris International, Inc...   491,361   41,976,970            0.8%
     Procter & Gamble Co. (The).........   840,453   69,379,395            1.3%
     Wal-Mart Stores, Inc...............   501,495   39,974,166            0.7%
     Other Securities...................            222,247,299            4.2%
                                                   ------------           -----
 Total Consumer Staples.................            513,448,305            9.7%
                                                   ------------           -----
 Energy -- (10.2%)
     Chevron Corp.......................   591,771   74,279,096            1.4%
     ConocoPhillips.....................   380,055   28,241,887            0.5%
     Exxon Mobil Corp................... 1,339,451  137,173,177            2.6%
     Occidental Petroleum Corp..........   246,347   23,587,725            0.4%
     Schlumberger, Ltd..................   405,232   41,151,310            0.8%
     Other Securities...................            247,777,364            4.8%
                                                   ------------           -----
 Total Energy...........................            552,210,559           10.5%
                                                   ------------           -----
 Financials -- (13.4%)
     American Express Co................   283,252   24,764,722            0.5%
     American International Group, Inc..   453,816   24,111,244            0.5%
     Bank of America Corp............... 3,275,795   49,595,536            0.9%
 *   Berkshire Hathaway, Inc. Class B...   558,002   71,898,558            1.4%
     Citigroup, Inc.....................   941,208   45,093,275            0.9%
     JPMorgan Chase & Co................ 1,173,799   65,709,268            1.2%
     Wells Fargo & Co................... 1,484,218   73,676,582            1.4%
     Other Securities...................            369,599,648            6.9%
                                                   ------------           -----
 Total Financials.......................            724,448,833           13.7%
                                                   ------------           -----
 Health Care -- (12.8%)
     AbbVie, Inc........................   492,392   25,643,775            0.5%
     Amgen, Inc.........................   234,029   26,152,741            0.5%
     Bristol-Myers Squibb Co............   509,604   25,526,064            0.5%
 *   Gilead Sciences, Inc...............   476,811   37,424,895            0.7%
     Johnson & Johnson..................   876,872   88,818,365            1.7%
     Merck & Co., Inc...................   911,502   53,377,557            1.0%
     Pfizer, Inc........................ 1,978,510   61,887,793            1.2%
     Other Securities...................            369,084,402            6.9%
                                                   ------------           -----
 Total Health Care......................            687,915,592           13.0%
                                                   ------------           -----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (10.4%)
      3M Co..............................................    195,143 $   27,142,440            0.5%
      Boeing Co. (The)...................................    211,998     27,351,982            0.5%
      General Electric Co................................  3,109,960     83,626,824            1.6%
      Union Pacific Corp.................................    141,054     26,860,913            0.5%
      United Technologies Corp...........................    260,999     30,884,012            0.6%
      Other Securities...................................               363,864,275            6.9%
                                                                     --------------          ------
Total Industrials........................................               559,730,446           10.6%
                                                                     --------------          ------
Information Technology -- (17.9%)
      Apple, Inc.........................................    276,489    163,153,394            3.1%
      Cisco Systems, Inc.................................  1,596,738     36,900,615            0.7%
*     Facebook, Inc. Class A.............................    529,529     31,655,244            0.6%
*     Google, Inc. Class A...............................     87,499     46,801,465            0.9%
*     Google, Inc. Class C...............................     87,499     46,082,223            0.9%
      Intel Corp.........................................  1,541,166     41,133,721            0.8%
      International Business Machines Corp...............    303,417     59,612,338            1.1%
      MasterCard, Inc. Class A...........................    316,300     23,263,865            0.4%
      Microsoft Corp.....................................  2,341,401     94,592,600            1.8%
      Oracle Corp........................................  1,073,425     43,881,614            0.8%
      QUALCOMM, Inc......................................    524,183     41,258,444            0.8%
      Visa, Inc. Class A.................................    157,121     31,834,286            0.6%
      Other Securities...................................               305,937,266            5.8%
                                                                     --------------          ------
Total Information Technology.............................               966,107,075           18.3%
                                                                     --------------          ------
Materials -- (3.4%)
      Other Securities...................................               182,878,835            3.5%
                                                                     --------------          ------
Real Estate Investment Trusts -- (2.1%)
      Other Securities...................................               115,836,157            2.2%
                                                                     --------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc..........................................  1,613,962     57,618,443            1.1%
      Verizon Communications, Inc........................  1,283,626     59,983,843            1.2%
      Other Securities...................................                 9,773,159            0.1%
                                                                     --------------          ------
Total Telecommunication Services.........................               127,375,445            2.4%
                                                                     --------------          ------
Utilities -- (3.1%)
      Other Securities...................................               165,559,104            3.1%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,211,938,886           98.7%
                                                                     --------------          ------
TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional Liquid Reserves, 0.074%. 61,231,350     61,231,350            1.2%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@  DFA Short Term Investment Fund..................... 10,498,920    121,472,506            2.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,765,040,167)................................              $5,394,642,742          102.2%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  616,428,535           --   --    $  616,428,535
  Consumer Staples..............    513,448,305           --   --       513,448,305
  Energy........................    552,210,559           --   --       552,210,559
  Financials....................    724,448,833           --   --       724,448,833
  Health Care...................    687,915,592           --   --       687,915,592
  Industrials...................    559,730,446           --   --       559,730,446
  Information Technology........    966,107,075           --   --       966,107,075
  Materials.....................    182,878,835           --   --       182,878,835
  Real Estate Investment Trusts.    115,836,157           --   --       115,836,157
  Telecommunication Services....    127,375,445           --   --       127,375,445
  Utilities.....................    165,559,104           --   --       165,559,104
Temporary Cash Investments......     61,231,350           --   --        61,231,350
Securities Lending Collateral...             -- $121,472,506   --       121,472,506
Futures Contracts**.............        591,423           --   --           591,423
                                 -------------- ------------   --    --------------
TOTAL........................... $5,273,761,659 $121,472,506   --    $5,395,234,165
                                 ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                 DFA        U.S. Large
                                                                                            International    Company
                                                                                           Value Portfolio  Portfolio
                                                                                           --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value..................................... $    7,124,147  $         --
Investments at Value (including $0 and $119,833 of securities on loan, respectively)...... $           --  $  5,211,939
Temporary Cash Investments at Value & Cost................................................             --        61,231
Collateral from Securities on Loan Invested in Affiliate at Value & Cost..................             --       121,473
Segregated Cash for Futures Contracts.....................................................             --         2,898
Receivables:
  Dividends, Interest and Tax Reclaims....................................................             --         4,830
  Securities Lending Income...............................................................             --            20
  Fund Shares Sold........................................................................         12,953         4,910
  Futures Margin Variation................................................................             --           214
Prepaid Expenses and Other Assets.........................................................             67            49
                                                                                           --------------  ------------
     Total Assets.........................................................................      7,137,167     5,407,564
                                                                                           --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned........................................................             --       121,473
  Investment Securities Purchased.........................................................             --         1,550
  Fund Shares Redeemed....................................................................          2,655         2,873
  Due to Advisor..........................................................................          1,150           242
Accrued Expenses and Other Liabilities....................................................            273           583
                                                                                           --------------  ------------
     Total Liabilities....................................................................          4,078       126,721
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    7,133,089  $  5,280,843
                                                                                           ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $11,702 and $0 and shares outstanding of
 583,059 and 0, respectively.............................................................. $        20.07  $        N/A
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................    100,000,000           N/A
                                                                                           ==============  ============
Institutional Class Shares -- based on net assets of $7,121,387 and $5,280,843 and shares
 outstanding of 355,005,317 and 354,982,901, respectively................................. $        20.06  $      14.88
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  1,500,000,000   900,000,000
                                                                                           ==============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    5,792,632  $         --
                                                                                           --------------  ------------
Investments at Cost....................................................................... $           --  $  2,582,337
                                                                                           ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    6,259,382  $  2,983,253
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         60,195        13,361
Accumulated Net Realized Gain (Loss)......................................................       (518,400)     (345,964)
Net Unrealized Foreign Exchange Gain (Loss)...............................................            397            --
Net Unrealized Appreciation (Depreciation)................................................      1,331,515     2,630,193
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    7,133,089  $  5,280,843
                                                                                           ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                        DFA
                                                                                   International U.S. Large
                                                                                       Value      Company
                                                                                    Portfolio*   Portfolio
                                                                                   ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $8,558 and $0, respectively)........   $201,665     $     --
  Interest........................................................................          1           --
  Income from Securities Lending..................................................      4,138           --
  Expenses Allocated from Affiliated Investment Company...........................     (7,284)          --
                                                                                     --------     --------
     Total Net Investment Income Received from Affiliated Investment Companies....    198,520           --
                                                                                     --------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $4, respectively)............   $     --     $ 52,445
  Interest........................................................................         --            2
  Income from Securities Lending..................................................         --          120
                                                                                     --------     --------
     Total Investment Income......................................................         --       52,567
                                                                                     --------     --------
Expenses
  Investment Advisory Services Fees...............................................         --          634
  Administrative Services Fees....................................................      6,682          887
  Accounting & Transfer Agent Fees................................................         32          148
  S&P 500(R) Fees.................................................................         --           51
  Shareholder Servicing Fees -- Class R2 Shares...................................          8           --
  Custodian Fees..................................................................         --           31
  Filing Fees.....................................................................         63           41
  Shareholders' Reports...........................................................         65           45
  Directors'/Trustees' Fees & Expenses............................................         44           35
  Professional Fees...............................................................         22          111
  Other...........................................................................         24           25
                                                                                     --------     --------
     Total Expenses...............................................................      6,940        2,008
                                                                                     --------     --------
  Net Expenses....................................................................      6,940        2,008
                                                                                     --------     --------
  Net Investment Income (Loss)....................................................    191,580       50,559
                                                                                     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................................     93,970       45,964
    Futures.......................................................................         --        7,403
    Foreign Currency Transactions.................................................        262           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................     74,672      305,650
    Futures.......................................................................        (25)      (1,675)
    Translation of Foreign Currency Denominated Amounts...........................         49           --
                                                                                     --------     --------
  Net Realized and Unrealized Gain (Loss).........................................    168,928      357,342
                                                                                     --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations...................   $360,508     $407,901
                                                                                     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $6 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value    U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                  -----------------------  ----------------------
                                                                  Six Months      Year     Six Months     Year
                                                                     Ended       Ended        Ended      Ended
                                                                   April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                     2014         2013        2014        2013
                                                                  ----------- -----------  ----------- ----------
                                                                  (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................... $  191,580  $   177,660  $   50,559  $   95,270
  Capital Gain Distributions Received from Investment Securities.         --           --          --         409
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..................................     93,970      296,792      45,964     180,412
    Futures......................................................         --       (1,213)      7,403       8,021
    Foreign Currency Transactions................................        262       (1,636)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...................     74,672      993,902     305,650     780,086
    Futures......................................................        (25)          27      (1,675)      2,321
    Translation of Foreign Currency Denominated Amounts..........         49          396          --          --
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations.................................................    360,508    1,465,928     407,901   1,066,519
                                                                  ----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares..............................................       (119)        (218)         --          --
    Institutional Class Shares...................................   (145,688)    (189,040)    (49,877)    (94,840)
                                                                  ----------  -----------  ----------  ----------
     Total Distributions.........................................   (145,807)    (189,258)    (49,877)    (94,840)
                                                                  ----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued..................................................    812,590    1,466,636     370,836     774,924
  Shares Issued in Lieu of Cash Distributions....................    141,263      178,512      43,658      82,335
  Shares Redeemed................................................   (563,337)  (1,881,241)   (409,011)   (948,938)
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions.....    390,516     (236,093)      5,483     (91,679)
                                                                  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets.....................    605,217    1,040,577     363,507     880,000
Net Assets
  Beginning of Period............................................  6,527,872    5,487,295   4,917,336   4,037,336
                                                                  ----------  -----------  ----------  ----------
  End of Period.................................................. $7,133,089  $ 6,527,872  $5,280,843  $4,917,336
                                                                  ==========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued..................................................     41,533       83,922      25,748      62,326
  Shares Issued in Lieu of Cash Distributions....................      7,230       10,436       3,057       6,727
  Shares Redeemed................................................    (28,832)    (107,838)    (28,360)    (76,529)
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...................................................     19,931      (13,480)        445      (7,476)
                                                                  ==========  ===========  ==========  ==========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)....................................... $   60,195  $    14,422  $   13,361  $   12,679

----------
* Net of foreign capital gain taxes withheld of $6, $2, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       DFA International Value Portfolio-Class R2 Shares+
                                                   ----------------------------------------------------------
                                                   Six Months      Year     Year     Year      Year     Year
                                                      Ended       Ended    Ended    Ended     Ended    Ended
                                                    April 30,    Oct. 31, Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                      2014         2013     2012     2011      2010     2009
---------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $ 19.46      $15.72   $15.83   $17.82    $17.13   $13.58
                                                     -------      ------   ------   ------    ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.55        0.49     0.51     0.53      0.37     0.42
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.46        3.77    (0.13)   (2.00)     1.29     4.10
                                                     -------      ------   ------   ------    ------   ------
   Total from Investment Operations...............      1.01        4.26     0.38    (1.47)     1.66     4.52
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.40)      (0.52)   (0.49)   (0.52)    (0.97)   (0.97)
                                                     -------      ------   ------   ------    ------   ------
   Total Distributions............................     (0.40)      (0.52)   (0.49)   (0.52)    (0.97)   (0.97)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $ 20.07      $19.46   $15.72   $15.83    $17.82   $17.13
=================================================  ===========   ======== ======== ========  ======== ========
Total Return......................................      5.25%(D)   27.61%    2.70%   (8.53)%   10.60%   34.86%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $11,702      $5,517   $6,407   $6,102    $4,952   $3,443
Ratio of Expenses to Average Net Assets (B).......      0.68%(E)    0.69%    0.71%    0.71%     0.72%    0.74%
Ratio of Net Investment Income to Average Net
 Assets...........................................      5.65%(E)    2.84%    3.33%    2.97%     2.11%    2.96%
---------------------------------------------------------------------------------------------------------------

                                                          DFA International Value Portfolio-Institutional Class Shares
                                                   --------------------------------------------------------------------------
                                                    Six Months       Year        Year         Year        Year        Year
                                                       Ended        Ended       Ended        Ended       Ended       Ended
                                                     April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                       2014          2013        2012         2011        2010        2009
------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period.............. $    19.45     $    15.72  $    15.83  $    17.81   $    16.46  $    12.54
                                                   ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.56           0.52        0.54        0.58         0.39        0.40
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.47           3.78       (0.12)      (1.99)        1.34        3.92
                                                   ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...............       1.03           4.30        0.42       (1.41)        1.73        4.32
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.42)         (0.57)      (0.53)      (0.57)       (0.38)      (0.40)
                                                   ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions............................      (0.42)         (0.57)      (0.53)      (0.57)       (0.38)      (0.40)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    20.06     $    19.45  $    15.72  $    15.83   $    17.81  $    16.46
=================================================  ===========    ==========  ==========  ==========   ==========  ==========
Total Return......................................       5.38%(D)      27.90%       2.98%      (8.26)%      10.94%      35.11%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $7,121,387     $6,522,355  $5,480,888  $5,287,323   $5,157,857  $4,437,846
Ratio of Expenses to Average Net Assets (B).......       0.43%(E)       0.43%       0.45%       0.45%        0.45%       0.46%
Ratio of Net Investment Income to Average Net
 Assets...........................................       5.73%(E)       3.00%       3.54%       3.26%        2.34%       3.00%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                           U.S. Large Company Portfolio
                                                   -------------------------------------------------------------------------
                                                    Six Months       Year        Year        Year         Year          Year
                                                       Ended        Ended       Ended       Ended        Ended         Ended
                                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,      Oct. 31,
                                                       2014          2013        2012        2011         2010          2009
--------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period.............. $    13.87     $    11.15  $     9.90  $     9.34  $     8.16    $   7.62
                                                   ----------     ----------  ----------  ----------  ----------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.14           0.27        0.22        0.19        0.18        0.18
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       1.01           2.71        1.25        0.56        1.15        0.55
                                                   ----------     ----------  ----------  ----------  ----------    --------
   Total from Investment Operations...............       1.15           2.98        1.47        0.75        1.33        0.73
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.14)         (0.26)      (0.22)      (0.19)      (0.15)      (0.19)
                                                   ----------     ----------  ----------  ----------  ----------    --------
   Total Distributions............................      (0.14)         (0.26)      (0.22)      (0.19)      (0.15)      (0.19)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    14.88     $    13.87  $    11.15  $     9.90  $     9.34    $   8.16
=================================================  ===========    ==========  ==========  ==========  ==========    ========
Total Return......................................       8.34%(D)      27.10%      15.02%       8.09%      16.47%      10.07%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $5,280,843     $4,917,336  $4,037,336  $3,762,013  $3,712,973    $785,689
Ratio of Expenses to Average Net Assets...........       0.08%(E)       0.09%       0.10%       0.10%       0.10%**     0.10%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of Expenses
 and/or Recovery of Previously Waived Fees and
 Fees Paid Indirectly)............................       0.08%(E)       0.10%       0.10%       0.10%       0.11%**     0.13%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.99%(E)       2.13%       2.10%       1.95%       1.99%       2.53%
Portfolio Turnover Rate...........................          2%(D)          3%          4%          4%          1%*       N/A
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
**Represents the combined ratios for the portfolio and, for the period
  November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2014, the Feeder Fund owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                          Value
Target Fund                     Shares           Acquiring Fund             Shares    (in thousands)
-----------                   ---------- -------------------------------- ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio. 83,482,168   Institutional Index Portfolio  311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                                         Unrealized Appreciation
Target Fund                   Net Assets     (Depreciation)               Acquiring Fund          Net Assets
-----------                   ---------- -----------------------  ------------------------------- ----------
                                                                  U.S. Large Company
U.S. Large Company Portfolio. $2,731,987        $315,984            Institutional Index Portfolio  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.

(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the

Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2014, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                   DFA International Value Portfolio.  0.20%
                   U.S. Large Company Portfolio*..... 0.035%

   For the six months ended April 30, 2014, the U.S. Large Company Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                     U.S. Large Company Portfolio*. 0.025%

   Prior to February 28, 2014, the Portfolio was provided administrative services under an administrative agreement. Effective February 28, 2014, the administrative agreement and investment advisory agreement for the Portfolio was combined into an investment management agreement that provides for an investment management fee, equal to the Portfolio's previous investment advisory services fee and administrative services fee, payable to the Advisor for both investment advisory services and administrative services.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                          Previously
                                                           Recovery      Waived Fees/
                                                         of Previously     Expenses
                                                         Waived Fees/       Assumed
                                            Expense        Expenses    Subject to Future
                                       Limitation Amount    Assumed        Recovery
                                       ----------------- ------------- -----------------
Institutional Class Shares
U.S. Large Company Portfolio (1)......       0.08%            $40            $432

Class R2 Shares
DFA International Value Portfolio (2).       0.79%             --              --

   (1) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

   (2) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses of the Class R2 shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $201
                    U.S. Large Company Portfolio......  255

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                                              --------- -------
                U.S. Large Company Portfolio.  $95,742  $76,223

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                              Increase       Increase
                                             (Decrease)     (Decrease)
                                           Undistributed   Accumulated
                                           Net Investment  Net Realized
                                               Income     Gains (Losses)
                                           -------------- --------------
        DFA International Value Portfolio.    $(1,204)        $1,204
        U.S. Large Company Portfolio......         --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                              Net Investment
                                                Income and
                                                Short-Term
                                              Capital Gains   Total
                                              -------------- --------
           DFA International Value Portfolio
           2012..............................    $180,966    $180,966
           2013..............................     189,258     189,258
           U.S. Large Company Portfolio
           2012..............................      81,785      81,785
           2013..............................      94,840      94,840

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                             Total Net
                                   Net Investment                                          Distributable
                                     Income and                    Other      Unrealized     Earnings
                                     Short-Term   Capital Loss   Temporary   Appreciation  (Accumulated
                                   Capital Gains  Carryforwards Differences (Depreciation)    Losses)
                                   -------------- ------------- ----------- -------------- -------------
DFA International Value Portfolio.    $19,332       $(611,811)         --     $1,251,780    $  659,301
U.S. Large Company Portfolio......     12,923        (180,406)    $46,568      2,060,725     1,939,810

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                         Expires on October 31,
                                         ----------------------
                                           2016       2017       2018    Total
                                          --------    -------   ------- --------
      DFA International Value Portfolio. $611,811         --         -- $611,811
      U.S. Large Company Portfolio......   55,911    $80,822    $43,673  180,406

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $295,092
                  U.S. Large Company Portfolio......  166,609

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $5,798,069  $1,326,078          --     $1,326,078
U.S. Large Company Portfolio......  2,767,776   2,696,937    $(70,070)     2,626,867

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended         Year Ended
                                                         April 30, 2014        Oct. 31, 2013
                                                       ------------------  ---------------------
                                                           (Unaudited)
                                                       ------------------
                                                         Amount    Shares     Amount     Shares
                                                       ---------  -------  -----------  --------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $   9,212      465  $     1,969       112
 Shares Issued in Lieu of Cash Distributions..........       119        6          218        13
 Shares Redeemed......................................    (3,420)    (172)      (4,454)     (249)
                                                       ---------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $   5,911      299  $    (2,267)     (124)
                                                       =========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 803,378   41,068  $ 1,464,667    83,810
 Shares Issued in Lieu of Cash Distributions..........   141,144    7,224      178,294    10,423
 Shares Redeemed......................................  (559,917) (28,660)  (1,876,787) (107,589)
                                                       ---------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $ 384,605   19,632  $  (233,826)  (13,356)
                                                       =========  =======  ===========  ========

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the Statement of Assets and Liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2014, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                           Unrealized Approximate
                                            Expiration Number of  Contract    Gain       Cash
                         Description           Date    Contracts*  Value     (Loss)   Collateral
                    ----------------------- ---------- ---------- -------- ---------- -----------
U.S. Large Company
  Portfolio........ S&P 500 Index(R) Emini   06/20/14     692     $64,975     $591      $2,898

* During the six months ended April 30, 2014, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $56,884 (in thousands).

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statement of Assets and Liabilities as of April 30, 2014:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts......... Receivables: Futures
                           Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2014 (amounts in thousands):

                                           Asset Derivatives Value
                                       ------------------------------
                                        Total Value
                                             at
                                       April 30, 2014 Equity Contracts
         -                             -------------- ----------------
         U.S. Large Company Portfolio.      $591            $591*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reporting within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the six months ended April 30, 2014:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2014 (amounts in thousands):

                                           Realized Gain (Loss) on
                                           Derivatives Recognized in Income
                                           --------------------------------
                                                             Equity
                                               Total          Contracts
                                           ---------      -------------
             U.S. Large Company Portfolio.  $7,403           $7,403

                                            Change in Unrealized
                                           Appreciation (Depreciation) on
                                           Derivatives Recognized in Income
                                           -------------------------------
                                                             Equity
                                               Total          Contracts
                                           ---------      -------------
             U.S. Large Company Portfolio.  $(1,675)         $(1,675)

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2014.

J. Securities Lending:

   As of April 30, 2014, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Other:

   At April 30, 2014, the following number of shareholders held the following approximate percentages of the stated portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                                Percentage
                                                                  Number of   of Outstanding
                                                                 Shareholders     Shares
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      4             95%
DFA International Value Portfolio -- Institutional Class Shares.      3             66%
U.S. Large Company Portfolio....................................      3             74%

   Further, on December 13, 2013, the Board of the Fund voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Previous Agreements") into a bundled Investment Management Agreement for the U.S. Large Company Portfolio. The Investment Management Agreement became effective on February 28, 2014. The nature and level of services to the Portfolio under the Investment Management Agreement are the same as under the Previous Agreements. As of February 28, 2014, the Portfolio pays the Advisor an investment management fee that is equal to the sum of the previous investment advisory and administration fees that were paid by the Portfolio to the Advisor under the Previous Agreements.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended April 30, 2014
     EXPENSE TABLES
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/13  04/30/14    Ratio*   Period*
                                    --------- --------- ---------- --------
     The U.S. Large Cap Value Series
     -
     Actual Fund Return............ $1,000.00 $1,094.50    0.11%    $0.57
     Hypothetical 5% Annual Return. $1,000.00 $1,024.25    0.11%    $0.55

     The DFA International Value Series
     -
     Actual Fund Return............ $1,000.00 $1,055.10    0.22%    $1.12
     Hypothetical 5% Annual Return. $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/13  04/30/14    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  976.20    0.13%    $0.64
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,002.10    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,095.20    0.12%    $0.62
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,148.90    0.13%    $0.69
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,103.70    0.12%    $0.63
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $  979.50    0.15%    $0.74
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,021.20    0.26%    $1.30
Hypothetical 5% Annual Return........... $1,000.00 $1,023.51    0.26%    $1.30

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.0%
              Consumer Staples.............................   7.1%
              Energy.......................................  22.2%
              Financials...................................  22.6%
              Health Care..................................   9.7%
              Industrials..................................  11.4%
              Information Technology.......................   7.2%
              Materials....................................   3.3%
              Telecommunication Services...................   4.2%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   4.6%
              Energy.......................................  14.3%
              Financials...................................  34.7%
              Health Care..................................   3.7%
              Industrials..................................  10.0%
              Information Technology.......................   3.5%
              Materials....................................  11.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.8%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                       The Japanese Small Company Series
              Consumer Discretionary.......................  20.4%
              Consumer Staples.............................   9.6%
              Energy.......................................   1.1%
              Financials...................................  11.3%
              Health Care..................................   5.1%
              Industrials..................................  29.5%
              Information Technology.......................  11.3%
              Materials....................................  11.2%
              Telecommunication Services...................    --
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  28.7%
              Consumer Staples.............................   4.1%
              Energy.......................................   6.2%
              Financials...................................  12.7%
              Health Care..................................   5.6%
              Industrials..................................  19.4%
              Information Technology.......................   5.2%
              Materials....................................  11.7%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.7%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  26.0%
              Consumer Staples.............................   4.1%
              Energy.......................................   5.9%
              Financials...................................  14.6%
              Health Care..................................   3.0%
              Industrials..................................  25.6%
              Information Technology.......................   7.8%
              Materials....................................   7.7%
              Telecommunication Services...................   2.7%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   5.8%
              Energy.......................................   4.3%
              Financials...................................  18.3%
              Health Care..................................   9.1%
              Industrials..................................  26.0%
              Information Technology.......................   9.6%
              Materials....................................   7.6%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................   9.7%
              Consumer Staples.............................   3.4%
              Energy.......................................  29.5%
              Financials...................................   7.8%
              Health Care..................................   2.3%
              Industrials..................................  14.4%
              Information Technology.......................   5.9%
              Materials....................................  21.5%
              Telecommunication Services...................   0.3%
              Utilities....................................   5.2%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.4%
              Consumer Staples.............................   8.6%
              Energy.......................................  10.3%
              Financials...................................  25.1%
              Health Care..................................   1.8%
              Industrials..................................   7.7%
              Information Technology.......................  16.6%
              Materials....................................  10.1%
              Other........................................    --
              Telecommunication Services...................   6.7%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  17.6%
              Consumer Staples.............................   8.8%
              Energy.......................................   2.6%
              Financials...................................  16.2%
              Health Care..................................   5.8%
              Industrials..................................  18.3%
              Information Technology.......................  13.4%
              Materials....................................  12.8%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.9%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (97.0%)
Consumer Discretionary -- (11.6%)
    Comcast Corp. Class A................  9,873,756 $  511,065,611            3.1%
#   Comcast Corp. Special Class A........  3,813,064    194,580,656            1.2%
    General Motors Co....................  3,716,863    128,157,436            0.8%
    Time Warner Cable, Inc...............  1,876,119    265,395,794            1.6%
    Time Warner, Inc.....................  5,052,904    335,816,000            2.0%
    Other Securities.....................               556,054,796            3.2%
                                                     --------------           -----
Total Consumer Discretionary.............             1,991,070,293           11.9%
                                                     --------------           -----
Consumer Staples -- (6.9%)
    Archer-Daniels-Midland Co............  3,151,861    137,830,881            0.8%
    CVS Caremark Corp....................  6,986,047    508,025,338            3.0%
    Mondelez International, Inc. Class A.  7,976,433    284,359,836            1.7%
    Other Securities.....................               251,992,010            1.6%
                                                     --------------           -----
Total Consumer Staples...................             1,182,208,065            7.1%
                                                     --------------           -----
Energy -- (21.6%)
    Anadarko Petroleum Corp..............  2,644,697    261,877,897            1.6%
    Apache Corp..........................  1,895,772    164,553,010            1.0%
    Baker Hughes, Inc....................  1,938,026    135,468,017            0.8%
    Chevron Corp.........................  4,835,771    606,985,976            3.6%
    ConocoPhillips.......................  6,993,622    519,696,051            3.1%
    Devon Energy Corp....................  1,721,246    120,487,220            0.7%
    Exxon Mobil Corp.....................  1,502,573    153,878,501            0.9%
    Hess Corp............................  1,628,606    145,206,511            0.9%
    Marathon Oil Corp....................  3,640,872    131,617,523            0.8%
    Marathon Petroleum Corp..............  1,752,484    162,893,388            1.0%
    National Oilwell Varco, Inc..........  2,032,845    159,639,318            1.0%
    Occidental Petroleum Corp............  2,152,468    206,098,811            1.2%
    Phillips 66..........................  2,926,797    243,568,046            1.5%
    Valero Energy Corp...................  2,806,975    160,474,761            1.0%
    Other Securities.....................               532,312,812            3.1%
                                                     --------------           -----
Total Energy.............................             3,704,757,842           22.2%
                                                     --------------           -----
Financials -- (22.0%)
    American International Group, Inc....  6,143,899    326,425,354            2.0%
    Bank of America Corp................. 26,957,644    408,138,730            2.4%
    Bank of New York Mellon Corp. (The)..  3,735,585    126,524,264            0.8%
    Capital One Financial Corp...........  2,096,624    154,940,514            0.9%
    Citigroup, Inc.......................  7,932,413    380,041,907            2.3%
    CME Group, Inc.......................  1,612,799    113,524,922            0.7%
    JPMorgan Chase & Co..................  9,265,436    518,679,107            3.1%
    MetLife, Inc.........................  4,300,949    225,154,680            1.3%
    Morgan Stanley.......................  6,887,527    213,031,210            1.3%
    Prudential Financial, Inc............  1,944,264    156,863,220            0.9%
    SunTrust Banks, Inc..................  2,600,602     99,499,033            0.6%
    Other Securities.....................             1,051,677,256            6.3%
                                                     --------------           -----
Total Financials.........................             3,774,500,197           22.6%
                                                     --------------           -----
Health Care -- (9.3%)
    Aetna, Inc...........................  2,009,110    143,550,909            0.9%
*   Express Scripts Holding Co...........  3,072,578    204,572,243            1.2%
    Pfizer, Inc.......................... 16,350,996    511,459,155            3.1%
    Thermo Fisher Scientific, Inc........  1,947,634    222,030,276            1.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                           Shares        Value+      of Net Assets**
                                                           ------        ------      ---------------
Health Care -- (Continued)
      WellPoint, Inc.....................................  1,674,297 $   168,568,222            1.0%
      Other Securities...................................                357,718,328            2.1%
                                                                     ---------------          ------
Total Health Care........................................              1,607,899,133            9.6%
                                                                     ---------------          ------
Industrials -- (11.1%)
      CSX Corp...........................................  5,604,703     158,164,719            1.0%
      Eaton Corp. P.L.C..................................  2,273,922     165,177,694            1.0%
      FedEx Corp.........................................    828,737     112,915,416            0.7%
      General Electric Co................................ 12,431,885     334,293,388            2.0%
      Norfolk Southern Corp..............................  1,681,939     158,993,694            1.0%
      Northrop Grumman Corp..............................  1,364,645     165,818,014            1.0%
      Union Pacific Corp.................................  1,891,022     360,107,319            2.2%
      Other Securities...................................                448,194,227            2.5%
                                                                     ---------------          ------
Total Industrials........................................              1,903,664,471           11.4%
                                                                     ---------------          ------
Information Technology -- (7.0%)
      Corning, Inc.......................................  5,762,032     120,484,089            0.7%
      Hewlett-Packard Co.................................  9,619,949     318,035,514            1.9%
      Intel Corp.........................................  5,871,145     156,700,860            0.9%
      Other Securities...................................                606,174,129            3.7%
                                                                     ---------------          ------
Total Information Technology.............................              1,201,394,592            7.2%
                                                                     ---------------          ------
Materials -- (3.2%)
      Freeport-McMoRan Copper & Gold, Inc................  4,647,012     159,717,802            1.0%
      Other Securities...................................                395,751,544            2.3%
                                                                     ---------------          ------
Total Materials..........................................                555,469,346            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.0%)
      AT&T, Inc.......................................... 15,116,213     539,648,804            3.2%
      Other Securities...................................                153,431,442            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                693,080,246            4.1%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 54,600,112            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             16,668,644,297           99.7%
                                                                     ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.074%. 69,498,079      69,498,079            0.4%
                                                                     ---------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                          ----------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@  DFA Short Term Investment Fund..................... 38,162,068     441,535,131            2.7%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,925,873,386)...............................              $17,179,677,507          102.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,991,070,293           --   --    $ 1,991,070,293
  Consumer Staples............   1,182,208,065           --   --      1,182,208,065
  Energy......................   3,704,757,842           --   --      3,704,757,842
  Financials..................   3,774,500,197           --   --      3,774,500,197
  Health Care.................   1,607,899,133           --   --      1,607,899,133
  Industrials.................   1,903,664,471           --   --      1,903,664,471
  Information Technology......   1,201,394,592           --   --      1,201,394,592
  Materials...................     555,469,346           --   --        555,469,346
  Telecommunication Services..     693,080,246           --   --        693,080,246
  Utilities...................      54,600,112           --   --         54,600,112
Temporary Cash Investments....      69,498,079           --   --         69,498,079
Securities Lending Collateral.              -- $441,535,131   --        441,535,131
                               --------------- ------------   --    ---------------
TOTAL......................... $16,738,142,376 $441,535,131   --    $17,179,677,507
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (90.6%)
  AUSTRALIA -- (4.6%)
      Santos, Ltd...................... 4,099,271 $ 52,558,232            0.6%
      Wesfarmers, Ltd.................. 2,586,337  102,933,877            1.1%
      Other Securities.................            321,643,082            3.3%
                                                  ------------           -----
  TOTAL AUSTRALIA......................            477,135,191            5.0%
                                                  ------------           -----

  AUSTRIA -- (0.1%)
      Other Securities.................             15,658,992            0.2%
                                                  ------------           -----

  BELGIUM -- (1.2%)
      Other Securities.................            128,323,164            1.4%
                                                  ------------           -----

  CANADA -- (8.0%)
  #   Canadian Natural Resources, Ltd.. 1,849,320   75,352,978            0.8%
      Manulife Financial Corp.......... 3,287,435   61,726,575            0.7%
      Suncor Energy, Inc............... 3,750,370  144,670,082            1.5%
      Other Securities.................            554,656,413            5.8%
                                                  ------------           -----
  TOTAL CANADA.........................            836,406,048            8.8%
                                                  ------------           -----

  DENMARK -- (1.6%)
      Other Securities.................            163,115,860            1.7%
                                                  ------------           -----

  FINLAND -- (0.9%)
      Other Securities.................             94,719,007            1.0%
                                                  ------------           -----

  FRANCE -- (9.5%)
      AXA SA........................... 4,004,754  104,508,095            1.1%
      BNP Paribas SA................... 1,975,744  148,466,225            1.6%
      Cie de St-Gobain................. 1,078,023   66,045,558            0.7%
  #   GDF Suez......................... 3,247,971   81,859,990            0.9%
      Orange SA........................ 3,875,091   62,781,400            0.7%
      Renault SA.......................   740,603   72,408,643            0.8%
      Societe Generale SA.............. 1,296,228   80,725,428            0.8%
      Vivendi SA....................... 3,686,124   99,034,179            1.0%
      Other Securities.................            279,123,896            2.8%
                                                  ------------           -----
  TOTAL FRANCE.........................            994,953,414           10.4%
                                                  ------------           -----

  GERMANY -- (7.4%)
  #   Allianz SE.......................   518,031   90,152,856            1.0%
      Bayerische Motoren Werke AG......   683,720   85,946,981            0.9%
      Daimler AG....................... 2,088,586  194,445,529            2.0%
  #   E.ON SE.......................... 3,638,090   69,687,054            0.7%
  #   Muenchener Rueckversicherungs AG.   297,828   68,845,597            0.7%
      RWE AG........................... 1,358,567   51,844,377            0.6%
      Other Securities.................            207,837,909            2.2%
                                                  ------------           -----
  TOTAL GERMANY........................            768,760,303            8.1%
                                                  ------------           -----

  HONG KONG -- (1.9%)
      Hutchison Whampoa, Ltd........... 5,076,000   69,640,150            0.7%
      Other Securities.................            134,088,552            1.4%
                                                  ------------           -----
  TOTAL HONG KONG......................            203,728,702            2.1%
                                                  ------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
IRELAND -- (0.2%)
    Other Securities........................            $   18,770,592            0.2%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                32,609,956            0.3%
                                                        --------------           -----

ITALY -- (1.6%)
    UniCredit SpA...........................  6,290,570     56,361,264            0.6%
    Other Securities........................               113,430,866            1.2%
                                                        --------------           -----
TOTAL ITALY.................................               169,792,130            1.8%
                                                        --------------           -----

JAPAN -- (18.3%)
    Mitsubishi Corp.........................  3,482,500     62,362,177            0.7%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    131,142,580            1.4%
    Mitsui & Co., Ltd.......................  4,220,700     59,859,529            0.6%
    Mizuho Financial Group, Inc............. 42,833,200     83,893,411            0.9%
    Nippon Steel & Sumitomo Metal Corp...... 19,029,940     49,927,655            0.5%
    Sumitomo Mitsui Financial Group, Inc....  1,688,300     66,739,011            0.7%
    Other Securities........................             1,455,186,354           15.2%
                                                        --------------           -----
TOTAL JAPAN.................................             1,909,110,717           20.0%
                                                        --------------           -----

NETHERLANDS -- (3.2%)
    # ArcelorMittal.........................  3,159,312     51,374,315            0.5%
    * ING Groep NV..........................  6,479,202     92,619,251            1.0%
    Other Securities........................               195,212,987            2.1%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               339,206,553            3.6%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 8,078,915            0.1%
                                                        --------------           -----

NORWAY -- (0.7%)
    Other Securities........................                70,152,730            0.7%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 8,215,156            0.1%
                                                        --------------           -----

SINGAPORE -- (1.1%)
    Other Securities........................               118,422,958            1.2%
                                                        --------------           -----

SPAIN -- (2.6%)
    Banco Santander SA......................  8,200,002     81,554,496            0.8%
    Iberdrola SA............................  9,376,631     65,500,776            0.7%
    Other Securities........................               119,686,535            1.3%
                                                        --------------           -----
TOTAL SPAIN.................................               266,741,807            2.8%
                                                        --------------           -----

SWEDEN -- (2.9%)
    Nordea Bank AB..........................  5,366,449     77,763,053            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,832,490            0.6%
    Other Securities........................               163,261,946            1.7%
                                                        --------------           -----
TOTAL SWEDEN................................               297,857,489            3.1%
                                                        --------------           -----

SWITZERLAND -- (8.8%)
    Credit Suisse Group AG..................  1,928,358     61,134,025            0.6%
    Holcim, Ltd.............................    887,877     81,432,888            0.9%
    Novartis AG.............................  2,434,443    211,632,207            2.2%
    Novartis AG ADR.........................    681,571     59,255,783            0.6%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            Percentage
                                                Shares        Value++     of Net Assets**
                                                ------        -------     ---------------
SWITZERLAND -- (Continued)
      Swiss Re AG.............................  1,412,545 $   123,514,466            1.3%
      UBS AG..................................  4,344,251      90,855,076            1.0%
      Zurich Insurance Group AG...............    321,452      92,179,146            1.0%
      Other Securities........................                194,865,896            2.0%
                                                          ---------------          ------
TOTAL SWITZERLAND.............................                914,869,487            9.6%
                                                          ---------------          ------

UNITED KINGDOM -- (15.5%)
      Anglo American P.L.C....................  2,938,851      78,564,591            0.8%
      Barclays P.L.C. Sponsored ADR...........  5,037,005      86,183,156            0.9%
      BP P.L.C. Sponsored ADR.................  6,938,726     351,238,309            3.7%
      Glencore Xstrata P.L.C..................  9,442,477      50,949,377            0.5%
#     HSBC Holdings P.L.C. Sponsored ADR......  1,892,534      97,124,844            1.0%
      Kingfisher P.L.C........................  8,040,406      56,896,948            0.6%
#     Royal Dutch Shell P.L.C. ADR(780259107).  3,323,210     281,309,727            3.0%
      Royal Dutch Shell P.L.C. ADR(780259206).    755,142      59,459,881            0.6%
      Vodafone Group P.L.C.................... 19,078,000      72,431,667            0.8%
      Vodafone Group P.L.C. Sponsored ADR.....  2,056,797      78,076,025            0.8%
      Other Securities........................                401,284,528            4.2%
                                                          ---------------          ------
TOTAL UNITED KINGDOM..........................              1,613,519,053           16.9%
                                                          ---------------          ------
TOTAL COMMON STOCKS...........................              9,450,148,224           99.1%
                                                          ---------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities........................                 28,133,374            0.3%
                                                          ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities........................                         --            0.0%
                                                          ---------------          ------

FRANCE -- (0.0%)
      Other Securities........................                    304,214            0.0%
                                                          ---------------          ------

HONG KONG -- (0.0%)
      Other Securities........................                     49,049            0.0%
                                                          ---------------          ------

SPAIN -- (0.0%)
      Other Securities........................                  1,734,756            0.0%
                                                          ---------------          ------
TOTAL RIGHTS/WARRANTS.........................                  2,088,019            0.0%
                                                          ---------------          ------

                                                Shares/
                                                 Face
                                                Amount        Value+
                                                -------       ------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund.......... 82,550,804     955,112,801           10.0%
                                                          ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,605,115,658).....................              $10,435,482,418          109.4%
                                                          ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $    1,974,118 $  475,161,073   --    $   477,135,191
  Austria.....................             --     15,658,992   --         15,658,992
  Belgium.....................      3,952,688    124,370,476   --        128,323,164
  Canada......................    836,406,048             --   --        836,406,048
  Denmark.....................             --    163,115,860   --        163,115,860
  Finland.....................      2,128,584     92,590,423   --         94,719,007
  France......................      5,948,762    989,004,652   --        994,953,414
  Germany.....................     76,929,392    691,830,911   --        768,760,303
  Hong Kong...................             --    203,728,702   --        203,728,702
  Ireland.....................      6,301,524     12,469,068   --         18,770,592
  Israel......................             --     32,609,956   --         32,609,956
  Italy.......................     24,068,580    145,723,550   --        169,792,130
  Japan.......................     62,859,115  1,846,251,602   --      1,909,110,717
  Netherlands.................     27,544,627    311,661,926   --        339,206,553
  New Zealand.................             --      8,078,915   --          8,078,915
  Norway......................        322,262     69,830,468   --         70,152,730
  Portugal....................             --      8,215,156   --          8,215,156
  Singapore...................             --    118,422,958   --        118,422,958
  Spain.......................     15,348,649    251,393,158   --        266,741,807
  Sweden......................     11,416,422    286,441,067   --        297,857,489
  Switzerland.................    102,217,682    812,651,805   --        914,869,487
  United Kingdom..............    996,765,713    616,753,340   --      1,613,519,053
Preferred Stocks
  Germany.....................             --     28,133,374   --         28,133,374
Rights/Warrants
  Australia...................             --             --   --                 --
  France......................             --        304,214   --            304,214
  Hong Kong...................             --         49,049   --             49,049
  Spain.......................             --      1,734,756   --          1,734,756
Securities Lending Collateral.             --    955,112,801   --        955,112,801
                               -------------- --------------   --    ---------------
TOTAL......................... $2,174,184,166 $8,261,298,252   --    $10,435,482,418
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (17.8%)
#   Accordia Golf Co., Ltd......................   575,900 $  7,387,781            0.3%
    Aoyama Trading Co., Ltd.....................   315,900    7,839,037            0.4%
    Autobacs Seven Co., Ltd.....................   378,000    5,848,087            0.3%
    Nifco, Inc..................................   277,500    7,750,861            0.4%
    Resorttrust, Inc............................   401,216    6,295,018            0.3%
#   Shimachu Co., Ltd...........................   273,900    6,018,295            0.3%
    Toyo Tire & Rubber Co., Ltd................. 1,040,000    7,755,129            0.4%
    Other Securities............................            399,151,836           17.8%
                                                           ------------           -----
Total Consumer Discretionary....................            448,046,044           20.2%
                                                           ------------           -----
Consumer Staples -- (8.4%)
    Kose Corp...................................   176,000    5,849,699            0.3%
    Nichirei Corp............................... 1,382,000    6,710,948            0.3%
    Pigeon Corp.................................   191,600    8,578,134            0.4%
    Sapporo Holdings, Ltd....................... 1,874,000    7,945,790            0.4%
#   UNY Group Holdings Co., Ltd................. 1,183,300    7,636,496            0.4%
    Other Securities............................            173,384,344            7.7%
                                                           ------------           -----
Total Consumer Staples..........................            210,105,411            9.5%
                                                           ------------           -----
Energy -- (1.0%)
    Other Securities............................             23,937,414            1.1%
                                                           ------------           -----
Financials -- (9.8%)
    Awa Bank, Ltd. (The)........................ 1,095,000    5,863,553            0.3%
    Daishi Bank, Ltd. (The)..................... 2,006,000    7,245,069            0.3%
    Juroku Bank, Ltd. (The)..................... 1,985,000    6,934,046            0.3%
#*  Leopalace21 Corp............................ 1,247,000    6,449,102            0.3%
    Musashino Bank, Ltd. (The)..................   196,000    6,280,815            0.3%
    San-In Godo Bank, Ltd. (The)................   961,000    6,342,751            0.3%
    Other Securities............................            208,060,708            9.3%
                                                           ------------           -----
Total Financials................................            247,176,044           11.1%
                                                           ------------           -----
Health Care -- (4.5%)
#   Kaken Pharmaceutical Co., Ltd...............   440,000    7,582,213            0.3%
    Nihon Kohden Corp...........................   179,000    7,330,666            0.3%
    Rohto Pharmaceutical Co., Ltd...............   382,100    6,740,824            0.3%
#   Ship Healthcare Holdings, Inc...............   193,400    6,595,411            0.3%
    Other Securities............................             83,698,202            3.8%
                                                           ------------           -----
Total Health Care...............................            111,947,316            5.0%
                                                           ------------           -----
Industrials -- (25.7%)
#   Aica Kogyo Co., Ltd.........................   282,300    5,903,544            0.3%
    Daifuku Co., Ltd............................   505,000    5,822,461            0.3%
    DMG Mori Seiki Co., Ltd.....................   504,000    6,287,404            0.3%
    Fujikura, Ltd............................... 2,042,000    8,792,791            0.4%
#   Furukawa Electric Co., Ltd.................. 3,973,000    8,945,051            0.4%
    Glory, Ltd..................................   305,500    7,903,712            0.4%
#   Iwatani Corp................................ 1,022,000    5,997,386            0.3%
    Kyowa Exeo Corp.............................   482,300    6,238,888            0.3%
#   Maeda Corp..................................   845,000    6,288,202            0.3%
    Mitsui Engineering & Shipbuilding Co., Ltd.. 4,170,000    8,090,757            0.4%
#*  Nippon Sheet Glass Co., Ltd................. 5,424,000    6,957,041            0.3%
    Nishimatsu Construction Co., Ltd............ 1,855,000    6,674,929            0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                             Percentage
                                                  Shares       Value++     of Net Assets**
                                                  ------       -------     ---------------
Industrials -- (Continued)
      Nisshinbo Holdings, Inc...................    839,000 $    7,187,941            0.3%
#     OKUMA Corp................................    792,000      6,779,020            0.3%
      OSG Corp..................................    401,700      6,474,736            0.3%
      Sankyu, Inc...............................  1,545,000      5,889,261            0.3%
      Sanwa Holdings Corp.......................  1,215,000      7,422,723            0.3%
      Other Securities..........................               528,825,107           23.7%
                                                            --------------          ------
Total Industrials...............................               646,480,954           29.2%
                                                            --------------          ------
Information Technology -- (9.9%)
#     Anritsu Corp..............................    606,100      6,787,474            0.3%
#     Horiba, Ltd...............................    218,850      7,564,844            0.4%
      IT Holdings Corp..........................    448,301      6,949,558            0.3%
      Japan Aviation Electronics Industry, Ltd..    349,600      5,950,871            0.3%
#     Oki Electric Industry Co., Ltd............  3,320,000      6,499,146            0.3%
#     Taiyo Yuden Co., Ltd......................    619,100      7,654,809            0.4%
      Other Securities..........................               206,580,090            9.2%
                                                            --------------          ------
Total Information Technology....................               247,986,792           11.2%
                                                            --------------          ------
Materials -- (9.8%)
      Mitsui Mining & Smelting Co., Ltd.........  3,353,000      8,314,258            0.4%
      Nihon Parkerizing Co., Ltd................    271,000      5,906,762            0.3%
#     NOF Corp..................................    833,000      5,777,172            0.3%
      Sumitomo Osaka Cement Co., Ltd............  2,274,000      9,043,980            0.4%
      Toyobo Co., Ltd...........................  4,867,000      7,859,484            0.4%
      Other Securities..........................               209,756,702            9.3%
                                                            --------------          ------
Total Materials.................................               246,658,358           11.1%
                                                            --------------          ------
Telecommunication Services -- (0.0%)
      Other Securities..........................                 1,034,943            0.0%
                                                            --------------          ------
Utilities -- (0.5%)
      Other Securities                                          11,294,586            0.5%
                                                            --------------          ------
TOTAL COMMON STOCKS.............................             2,194,667,862           98.9%
                                                            --------------          ------

                                                  Shares/
                                                   Face
                                                  Amount       Value+
                                                 ----------    ------
                                                   (000)
SECURITIES LENDING COLLATERAL -- (12.6%)
(S)@  DFA Short Term Investment Fund............ 27,404,988    317,075,711           14.3%
                                                            --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,426,853,978).......................              $2,511,743,573          113.2%
                                                            ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  448,046,044   --    $  448,046,044
  Consumer Staples............ $3,668,423    206,436,988   --       210,105,411
  Energy......................         --     23,937,414   --        23,937,414
  Financials..................  4,498,409    242,677,635   --       247,176,044
  Health Care.................         --    111,947,316   --       111,947,316
  Industrials.................         --    646,480,954   --       646,480,954
  Information Technology......         --    247,986,792   --       247,986,792
  Materials...................         --    246,658,358   --       246,658,358
  Telecommunication Services..         --      1,034,943   --         1,034,943
  Utilities...................         --     11,294,586   --        11,294,586
Securities Lending Collateral.         --    317,075,711   --       317,075,711
                               ---------- --------------   --    --------------
TOTAL......................... $8,166,832 $2,503,576,741   --    $2,511,743,573
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (82.0%)
AUSTRALIA -- (42.3%)
    Adelaide Brighton, Ltd................  2,293,533 $  8,359,967            0.6%
#   Ansell, Ltd...........................    474,660    7,993,784            0.6%
    Aristocrat Leisure, Ltd...............  2,718,335   12,753,277            0.9%
    Arrium, Ltd...........................  8,470,367    9,439,848            0.7%
#*  Aurora Oil & Gas, Ltd.................  2,641,857   10,038,097            0.7%
    Beach Energy, Ltd.....................  7,988,779   12,784,944            0.9%
*   BlueScope Steel, Ltd..................  1,645,807    9,950,203            0.7%
    carsales.com, Ltd.....................  1,525,864   15,452,742            1.1%
    CSR, Ltd..............................  3,097,442   10,548,682            0.8%
#   David Jones, Ltd......................  4,278,429   15,673,354            1.1%
    Downer EDI, Ltd.......................  2,684,206   12,530,715            0.9%
    DuluxGroup, Ltd.......................  2,795,953   14,933,774            1.1%
    Echo Entertainment Group, Ltd.........  2,941,638    7,737,062            0.6%
    Envestra, Ltd.........................  7,569,682    8,215,136            0.6%
    Fairfax Media, Ltd.................... 12,512,986   11,432,785            0.8%
    Goodman Fielder, Ltd.................. 10,646,991    6,681,884            0.5%
    GrainCorp, Ltd. Class A...............  1,115,664    9,201,387            0.7%
#   iiNET, Ltd............................    980,332    6,544,683            0.5%
#   Invocare, Ltd.........................    761,399    7,548,493            0.5%
    IOOF Holdings, Ltd....................  1,448,038   11,448,962            0.8%
#   Iress, Ltd............................    953,472    7,356,247            0.5%
#   JB Hi-Fi, Ltd.........................    856,886   15,398,204            1.1%
    Mineral Resources, Ltd................  1,031,955   11,204,592            0.8%
#   Monadelphous Group, Ltd...............    707,732   11,539,053            0.8%
#   Myer Holdings, Ltd....................  3,842,110    7,959,500            0.6%
    Navitas, Ltd..........................  1,381,635    9,474,476            0.7%
#   OZ Minerals, Ltd......................  1,930,585    6,644,200            0.5%
    Perpetual, Ltd........................    312,245   13,669,025            1.0%
    Primary Health Care, Ltd..............  1,910,970    8,352,328            0.6%
    Reece Australia, Ltd..................    238,257    6,749,710            0.5%
#*  Sims Metal Management, Ltd............  1,094,048   10,005,822            0.7%
    Spark Infrastructure Group............  7,787,168   12,796,582            0.9%
#   Super Retail Group, Ltd...............  1,291,875   12,227,993            0.9%
#   TPG Telecom, Ltd......................  1,357,245    7,525,986            0.5%
*   Transpacific Industries Group, Ltd....  7,269,623    7,559,759            0.5%
#   UGL, Ltd..............................  1,204,535    7,575,350            0.5%
    Other Securities......................             357,279,418           25.1%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             722,588,024           51.3%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               2,088,732            0.2%
                                                      ------------           -----

HONG KONG -- (21.2%)
    Esprit Holdings, Ltd.................. 12,854,950   21,468,905            1.5%
    Hopewell Holdings, Ltd................  2,385,000    8,209,761            0.6%
#   Luk Fook Holdings International, Ltd..  2,487,000    7,061,737            0.5%
    Melco International Development, Ltd..  4,358,000   13,383,642            1.0%
    Pacific Basin Shipping, Ltd........... 12,828,000    7,535,656            0.5%
#   SA SA International Holdings, Ltd.....  7,820,000    6,560,548            0.5%
    Xinyi Glass Holdings, Ltd............. 13,316,000   10,506,644            0.8%
    Other Securities......................             287,931,533           20.3%
                                                      ------------           -----
TOTAL HONG KONG...........................             362,658,426           25.7%
                                                      ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                               ------       -------     ---------------
NEW ZEALAND -- (7.3%)
#     Fisher & Paykel Healthcare Corp., Ltd..  3,763,394 $   13,265,637            0.9%
      Port of Tauranga, Ltd..................    528,322      6,560,678            0.5%
#     Ryman Healthcare, Ltd..................  2,086,942     15,589,741            1.1%
      Sky Network Television, Ltd............  1,730,057      9,985,491            0.7%
      SKYCITY Entertainment Group, Ltd.......  3,798,254     13,869,634            1.0%
      Other Securities.......................                65,017,257            4.6%
                                                         --------------          ------
TOTAL NEW ZEALAND............................               124,288,438            8.8%
                                                         --------------          ------

SINGAPORE -- (11.1%)
      Singapore Post, Ltd....................  8,837,120      9,983,859            0.7%
      Venture Corp., Ltd.....................  1,650,000     10,106,502            0.7%
      Other Securities.......................               170,174,764           12.1%
                                                         --------------          ------
TOTAL SINGAPORE..............................               190,265,125           13.5%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,401,888,745           99.5%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                   357,205            0.0%
                                                         --------------          ------

HONG KONG -- (0.0%)
      Other Securities.......................                    16,808            0.0%
                                                         --------------          ------

SINGAPORE -- (0.0%)
      Other Securities.......................                     8,531            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................                   382,544            0.0%
                                                         --------------          ------

                                               Shares/
                                                Face
                                               Amount       Value+
                                               -------      ------
                                                (000)
SECURITIES LENDING COLLATERAL -- (18.0%)
(S)@  DFA Short Term Investment Fund......... 26,673,434    308,611,628           21.9%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,619,552,911)....................              $1,710,882,917          121.4%
                                                         ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                Level 1     Level 2     Level 3     Total
                                -------- -------------- ------- --------------
 Common Stocks
   Australia................... $234,096 $  722,353,928   --    $  722,588,024
   China.......................       --      2,088,732   --         2,088,732
   Hong Kong...................  255,437    362,402,989   --       362,658,426
   New Zealand.................       --    124,288,438   --       124,288,438
   Singapore...................       --    190,265,125   --       190,265,125
 Rights/Warrants
   Australia...................       --        357,205   --           357,205
   Hong Kong...................       --         16,808   --            16,808
   Singapore...................       --          8,531   --             8,531
 Securities Lending Collateral.       --    308,611,628   --       308,611,628
                                -------- --------------   --    --------------
 TOTAL......................... $489,533 $1,710,393,384   --    $1,710,882,917
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
 COMMON STOCKS -- (98.2%)
 Consumer Discretionary -- (25.5%)
     Barratt Developments P.L.C........  4,268,971 $ 26,698,834            1.2%
     Bellway P.L.C.....................    652,849   15,898,650            0.7%
     Berkeley Group Holdings P.L.C.....    650,346   25,234,511            1.2%
     Daily Mail & General Trust P.L.C..  1,328,069   18,306,282            0.9%
     Greene King P.L.C.................  1,421,372   21,399,005            1.0%
     Home Retail Group P.L.C...........  4,196,363   14,499,738            0.7%
     Howden Joinery Group P.L.C........  3,180,986   17,512,897            0.8%
     Inchcape P.L.C....................  2,319,770   25,200,127            1.2%
     Informa P.L.C.....................  3,121,619   25,492,179            1.2%
 *   Persimmon P.L.C...................    904,357   20,069,472            0.9%
     Rightmove P.L.C...................    466,340   18,998,360            0.9%
     Taylor Wimpey P.L.C............... 15,614,170   27,768,941            1.3%
 *   Thomas Cook Group P.L.C...........  7,517,966   22,223,846            1.0%
     William Hill P.L.C................  3,678,697   22,042,897            1.0%
     Other Securities..................             254,217,680           11.8%
                                                   ------------           -----
 Total Consumer Discretionary..........             555,563,419           25.8%
                                                   ------------           -----
 Consumer Staples -- (4.1%)
     Booker Group P.L.C................  7,511,637   18,685,793            0.9%
     Britvic P.L.C.....................  1,240,873   15,197,635            0.7%
     Other Securities..................              54,619,670            2.5%
                                                   ------------           -----
 Total Consumer Staples................              88,503,098            4.1%
                                                   ------------           -----
 Energy -- (5.8%)
 *   Afren P.L.C.......................  5,639,345   14,979,341            0.7%
     AMEC P.L.C........................  1,114,094   23,268,048            1.1%
     John Wood Group P.L.C.............  1,508,579   20,003,334            0.9%
     Premier Oil P.L.C.................  2,484,308   14,225,273            0.7%
     Other Securities..................              53,247,457            2.4%
                                                   ------------           -----
 Total Energy..........................             125,723,453            5.8%
                                                   ------------           -----
 Financials -- (14.4%)
     Amlin P.L.C.......................  2,613,209   19,757,633            0.9%
     Catlin Group, Ltd.................  1,812,653   16,189,202            0.8%
     Close Brothers Group P.L.C........    777,213   18,358,740            0.9%
     Henderson Group P.L.C.............  5,229,541   22,218,077            1.0%
     Hiscox, Ltd.......................  1,645,320   19,629,497            0.9%
     ICAP P.L.C........................  2,874,272   20,133,934            0.9%
     IG Group Holdings P.L.C...........  1,796,260   19,316,253            0.9%
     Man Group P.L.C...................  9,800,117   16,354,917            0.8%
     Other Securities..................             161,296,743            7.4%
                                                   ------------           -----
 Total Financials......................             313,254,996           14.5%
                                                   ------------           -----
 Health Care -- (2.9%)
 *   BTG P.L.C.........................  1,781,080   16,015,427            0.8%
     Hikma Pharmaceuticals P.L.C.......    713,706   18,728,962            0.9%
     Other Securities..................              29,069,010            1.3%
                                                   ------------           -----
 Total Health Care.....................              63,813,399            3.0%
                                                   ------------           -----
 Industrials -- (25.2%)
     Ashtead Group P.L.C...............  2,326,314   34,467,088            1.6%
     Balfour Beatty P.L.C..............  3,596,658   17,080,799            0.8%
     BBA Aviation P.L.C................  2,792,163   14,648,757            0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                   Percentage
                                         Shares      Value++     of Net Assets**
                                         ------      -------     ---------------
Industrials -- (Continued)
       Berendsen P.L.C.................   832,065 $   14,541,122            0.7%
       Bodycote P.L.C.................. 1,253,236     15,464,310            0.7%
       Cobham P.L.C.................... 5,618,202     29,309,381            1.4%
       DCC P.L.C.......................   431,941     22,147,399            1.0%
       Hays P.L.C...................... 7,041,541     17,964,367            0.8%
       Melrose Industries P.L.C........ 3,712,937     17,930,030            0.8%
       Rentokil Initial P.L.C.......... 7,336,389     14,782,500            0.7%
       Rotork P.L.C....................   339,433     14,886,294            0.7%
       Spirax-Sarco Engineering P.L.C..   369,703     18,123,272            0.8%
       Stagecoach Group P.L.C.......... 2,248,039     14,097,073            0.7%
       Other Securities................              303,280,796           14.0%
                                                  --------------          ------
Total Industrials......................              548,723,188           25.4%
                                                  --------------          ------
Information Technology -- (7.7%)
       Halma P.L.C..................... 1,878,529     17,847,458            0.8%
       Spectris P.L.C..................   601,319     22,625,619            1.1%
       Other Securities................              126,510,630            5.8%
                                                  --------------          ------
Total Information Technology...........              166,983,707            7.7%
                                                  --------------          ------
Materials -- (7.5%)
       Croda International P.L.C.......   442,133     19,256,876            0.9%
       DS Smith P.L.C.................. 4,875,734     25,983,032            1.2%
       Other Securities................              118,648,706            5.5%
                                                  --------------          ------
Total Materials........................              163,888,614            7.6%
                                                  --------------          ------
Telecommunication Services -- (2.6%)
       Inmarsat P.L.C.................. 2,296,017     28,251,173            1.3%
       Other Securities................               29,524,691            1.4%
                                                  --------------          ------
Total Telecommunication Services.......               57,775,864            2.7%
                                                  --------------          ------
Utilities -- (2.5%)
       Drax Group P.L.C................ 2,103,725     23,549,099            1.1%
       Pennon Group P.L.C.............. 2,007,940     25,704,962            1.2%
       Other Securities................                5,970,020            0.3%
                                                  --------------          ------
Total Utilities........................               55,224,081            2.6%
                                                  --------------          ------
TOTAL COMMON STOCKS....................            2,139,453,819           99.2%
                                                  --------------          ------

PREFERRED STOCKS -- (0.0%)
       Other Securities................                   24,556            0.0%
                                                  --------------          ------

                                         Shares/
                                          Face
                                         Amount      Value+
                                         -------     ------
                                          (000)
SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@   DFA Short Term Investment Fund.. 3,383,365     39,145,532            1.8%
                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,426,290,113)..............             $2,178,623,907          101.0%
                                                  ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  555,563,419   --    $  555,563,419
  Consumer Staples............         --     88,503,098   --        88,503,098
  Energy...................... $1,369,297    124,354,156   --       125,723,453
  Financials..................         --    313,254,996   --       313,254,996
  Health Care.................         --     63,813,399   --        63,813,399
  Industrials.................    141,153    548,582,035   --       548,723,188
  Information Technology......         --    166,983,707   --       166,983,707
  Materials...................         --    163,888,614   --       163,888,614
  Telecommunication Services..         --     57,775,864   --        57,775,864
  Utilities...................         --     55,224,081   --        55,224,081
Preferred Stocks..............         --         24,556   --            24,556
Securities Lending Collateral.         --     39,145,532   --        39,145,532
                               ---------- --------------   --    --------------
TOTAL......................... $1,510,450 $2,177,113,457   --    $2,178,623,907
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                             Percentage
                                     Shares     Value++    of Net Assets**
                                     ------     -------    ---------------
     COMMON STOCKS -- (83.4%)
     AUSTRIA -- (2.1%)
         Other Securities..........           $ 91,183,148            2.5%
                                              ------------           -----
     BELGIUM -- (2.7%)
         Ackermans & van Haaren NV.   118,073   15,268,356            0.4%
         Other Securities..........            101,424,201            2.8%
                                              ------------           -----
     TOTAL BELGIUM.................            116,692,557            3.2%
                                              ------------           -----

     DENMARK -- (4.1%)
         GN Store Nord A.S.........   772,340   18,658,711            0.5%
     *   Jyske Bank A.S............   301,282   16,564,443            0.5%
     *   Topdanmark A.S............   507,925   14,861,733            0.4%
     *   Vestas Wind Systems A.S...   533,999   23,715,469            0.7%
         Other Securities..........            102,172,521            2.8%
                                              ------------           -----
     TOTAL DENMARK.................            175,972,877            4.9%
                                              ------------           -----

     FINLAND -- (5.7%)
     #   Elisa Oyj.................   702,558   20,996,081            0.6%
         Kesko Oyj Class B.........   315,046   12,895,665            0.4%
     #   Metso Oyj.................   499,824   20,117,792            0.6%
     #   Neste Oil Oyj.............   609,759   12,540,136            0.4%
         Other Securities..........            180,019,515            4.8%
                                              ------------           -----
     TOTAL FINLAND.................            246,569,189            6.8%
                                              ------------           -----

     FRANCE -- (10.8%)
     *   Alcatel-Lucent............ 4,446,911   17,635,210            0.5%
     #   Ingenico..................   157,666   13,758,146            0.4%
         Lagardere SCA.............   498,840   20,906,648            0.6%
     #   Neopost SA................   167,752   13,774,636            0.4%
     #*  Peugeot SA................ 1,076,690   19,049,823            0.5%
         Teleperformance...........   275,593   15,805,902            0.4%
         Other Securities..........            364,428,615           10.0%
                                              ------------           -----
     TOTAL FRANCE..................            465,358,980           12.8%
                                              ------------           -----

     GERMANY -- (12.0%)
     *   Aareal Bank AG............   423,110   19,232,324            0.5%
     #   Deutsche Wohnen AG........   837,032   17,968,901            0.5%
         Freenet AG................   498,012   17,247,703            0.5%
     #   MTU Aero Engines AG.......   153,372   14,460,904            0.4%
     #   Rheinmetall AG............   195,657   13,034,596            0.4%
         Rhoen Klinikum AG.........   500,406   16,157,728            0.5%
         Stada Arzneimittel AG.....   298,237   13,004,803            0.4%
         Other Securities..........            406,963,205           11.1%
                                              ------------           -----
     TOTAL GERMANY.................            518,070,164           14.3%
                                              ------------           -----

     GREECE -- (0.0%)
         Other Securities..........                140,446            0.0%
                                              ------------           -----

     IRELAND -- (1.7%)
         Paddy Power P.L.C.........   175,221   13,563,627            0.4%
         Other Securities..........             61,055,913            1.7%
                                              ------------           -----
     TOTAL IRELAND.................             74,619,540            2.1%
                                              ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
ISRAEL -- (2.1%)
    Other Securities......................            $ 90,746,828            2.5%
                                                      ------------           -----

ITALY -- (8.5%)
    Azimut Holding SpA....................    491,069   15,330,070            0.4%
*   Banca Popolare dell'Emilia Romagna SC.  1,449,109   16,703,718            0.5%
#*  Banca Popolare di Milano SCRL......... 13,321,904   13,472,478            0.4%
#*  Banco Popolare SC.....................  1,398,450   28,900,941            0.8%
*   Finmeccanica SpA......................  1,838,316   17,012,572            0.5%
    Other Securities......................             276,213,451            7.6%
                                                      ------------           -----
TOTAL ITALY...............................             367,633,230           10.2%
                                                      ------------           -----

NETHERLANDS -- (5.0%)
    Aalberts Industries NV................    480,720   16,013,637            0.4%
    Delta Lloyd NV........................    982,406   25,854,916            0.7%
    Fugro NV..............................    187,058   12,395,329            0.3%
    Nutreco NV............................    359,256   16,724,497            0.5%
*   SBM Offshore NV.......................    962,257   17,613,428            0.5%
    Other Securities......................             125,951,348            3.5%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             214,553,155            5.9%
                                                      ------------           -----

NORWAY -- (2.7%)
*   DNO International ASA.................  3,792,519   13,171,371            0.4%
    Other Securities......................             104,476,401            2.8%
                                                      ------------           -----
TOTAL NORWAY..............................             117,647,772            3.2%
                                                      ------------           -----

PORTUGAL -- (1.7%)
#*  Banco Comercial Portugues SA.......... 44,641,579   13,566,339            0.4%
    Other Securities......................              60,933,496            1.7%
                                                      ------------           -----
TOTAL PORTUGAL............................              74,499,835            2.1%
                                                      ------------           -----

SPAIN -- (5.1%)
#   Bolsas y Mercados Espanoles SA........    342,685   14,929,199            0.4%
*   Jazztel P.L.C.........................  1,044,478   16,041,093            0.5%
    Other Securities......................             186,878,491            5.1%
                                                      ------------           -----
TOTAL SPAIN...............................             217,848,783            6.0%
                                                      ------------           -----

SWEDEN -- (8.8%)
    Castellum AB..........................    752,681   12,835,253            0.4%
    Husqvarna AB Class B..................  1,703,432   14,222,953            0.4%
#   JM AB.................................    372,482   12,656,896            0.4%
    Meda AB Class A.......................    976,572   17,553,824            0.5%
    NCC AB Class B........................    373,389   13,081,870            0.4%
    Other Securities......................             309,049,087            8.4%
                                                      ------------           -----
TOTAL SWEDEN..............................             379,399,883           10.5%
                                                      ------------           -----

SWITZERLAND -- (10.4%)
*   Dufry AG..............................     89,373   14,790,930            0.4%
#   Galenica AG...........................     16,866   17,174,300            0.5%
    GAM Holding AG........................    806,220   14,683,775            0.4%
    Georg Fischer AG......................     18,366   14,569,839            0.4%
    Helvetia Holding AG...................     27,336   13,625,582            0.4%
    Lonza Group AG........................    255,221   26,711,567            0.7%
    OC Oerlikon Corp. AG..................    858,856   13,681,316            0.4%
    PSP Swiss Property AG.................    148,327   14,256,468            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
SWITZERLAND -- (Continued)
        Other Securities................            $  320,095,537            8.8%
                                                    --------------          ------
TOTAL SWITZERLAND.......................               449,589,314           12.4%
                                                    --------------          ------

UNITED KINGDOM -- (0.0%)
        Other Securities................                   378,477            0.0%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             3,600,904,178           99.4%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.1%)
AUSTRIA -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

FRANCE -- (0.1%)
        Other Securities................                 2,059,874            0.1%
                                                    --------------          ------

ISRAEL -- (0.0%)
        Other Securities................                    10,893            0.0%
                                                    --------------          ------

ITALY -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

PORTUGAL -- (0.0%)
        Other Securities................                   286,655            0.0%
                                                    --------------          ------

SPAIN -- (0.0%)
        Other Securities................                   471,463            0.0%
                                                    --------------          ------

SWEDEN -- (0.0%)
        Other Securities................                   193,526            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                 3,022,411            0.1%
                                                    --------------          ------

                                          Shares/
                                           Face
                                          Amount       Value+
                                          -------      ------
                                           (000)
SECURITIES LENDING COLLATERAL -- (16.5%)
(S)@    DFA Short Term Investment Fund.. 61,420,624    710,636,625           19.6%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,155,257,765)...............              $4,314,563,214          119.1%
                                                    ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Austria..................... $    14,102 $   91,169,046   --    $   91,183,148
  Belgium.....................          --    116,692,557   --       116,692,557
  Denmark.....................          --    175,972,877   --       175,972,877
  Finland.....................          --    246,569,189   --       246,569,189
  France......................          --    465,358,980   --       465,358,980
  Germany.....................   9,143,389    508,926,775   --       518,070,164
  Greece......................          --        140,446   --           140,446
  Ireland.....................      93,788     74,525,752   --        74,619,540
  Israel......................          --     90,746,828   --        90,746,828
  Italy.......................          --    367,633,230   --       367,633,230
  Netherlands.................   2,691,653    211,861,502   --       214,553,155
  Norway......................          --    117,647,772   --       117,647,772
  Portugal....................          --     74,499,835   --        74,499,835
  Spain.......................     153,883    217,694,900   --       217,848,783
  Sweden......................   3,828,654    375,571,229   --       379,399,883
  Switzerland.................          --    449,589,314   --       449,589,314
  United Kingdom..............          --        378,477   --           378,477
Rights/Warrants
  Austria.....................          --             --   --                --
  France......................          --      2,059,874   --         2,059,874
  Israel......................          --         10,893   --            10,893
  Italy.......................          --             --   --                --
  Portugal....................          --        286,655   --           286,655
  Spain.......................          --        471,463   --           471,463
  Sweden......................          --        193,526   --           193,526
Securities Lending Collateral.          --    710,636,625   --       710,636,625
                               ----------- --------------   --    --------------
TOTAL......................... $15,925,469 $4,298,637,745   --    $4,314,563,214
                               =========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (80.1%)
Consumer Discretionary -- (7.7%)
#   Cineplex, Inc..........................   271,135 $ 10,219,047            1.2%
#   Corus Entertainment, Inc. Class B......   369,716    8,304,738            1.0%
#*  Imax Corp..............................   229,046    5,870,081            0.7%
    Linamar Corp...........................   269,606   13,496,904            1.6%
    RONA, Inc..............................   681,945    6,875,136            0.8%
    Other Securities.......................             38,233,526            4.4%
                                                      ------------           -----
Total Consumer Discretionary...............             82,999,432            9.7%
                                                      ------------           -----
Consumer Staples -- (2.7%)
    Maple Leaf Foods, Inc..................   500,264    8,265,847            0.9%
    Other Securities.......................             20,983,102            2.5%
                                                      ------------           -----
Total Consumer Staples.....................             29,248,949            3.4%
                                                      ------------           -----
Energy -- (23.7%)
*   Advantage Oil & Gas, Ltd............... 1,098,231    6,953,810            0.8%
*   Bankers Petroleum, Ltd................. 1,277,846    6,960,212            0.8%
*   Bellatrix Exploration, Ltd.............   938,858    9,131,177            1.1%
    Calfrac Well Services, Ltd.............   159,947    5,538,058            0.6%
*   Crew Energy, Inc.......................   542,884    6,151,744            0.7%
#   Enbridge Income Fund Holdings, Inc.....   227,285    5,524,267            0.6%
*   Gran Tierra Energy, Inc................ 1,391,012    9,886,395            1.2%
*   Legacy Oil + Gas, Inc..................   745,800    5,804,182            0.7%
#   Mullen Group, Ltd......................   458,025   12,419,600            1.4%
*   NuVista Energy, Ltd....................   606,009    6,048,755            0.7%
#   Parkland Fuel Corp.....................   353,327    6,543,988            0.8%
#   Pason Systems, Inc.....................   292,560    8,125,110            1.0%
    Secure Energy Services, Inc............   437,854    7,853,848            0.9%
    ShawCor, Ltd...........................   125,996    5,612,084            0.7%
    Trican Well Service, Ltd...............   643,185    9,213,087            1.1%
    Trinidad Drilling, Ltd.................   663,617    7,422,968            0.9%
#   Whitecap Resources, Inc................   848,168   11,189,735            1.3%
    Other Securities.......................            123,066,870           14.1%
                                                      ------------           -----
Total Energy...............................            253,445,890           29.4%
                                                      ------------           -----
Financials -- (6.2%)
    Canadian Western Bank..................   300,957   10,198,023            1.2%
    FirstService Corp......................   138,348    6,828,728            0.8%
#   Home Capital Group, Inc................   241,200   10,191,115            1.2%
    Laurentian Bank of Canada..............   147,250    6,325,013            0.7%
    Other Securities.......................             33,049,262            3.8%
                                                      ------------           -----
Total Financials...........................             66,592,141            7.7%
                                                      ------------           -----
Health Care -- (1.8%)
*   Endo International P.L.C...............    87,493    5,484,827            0.7%
    Other Securities.......................             13,758,022            1.5%
                                                      ------------           -----
Total Health Care..........................             19,242,849            2.2%
                                                      ------------           -----
Industrials -- (11.5%)
*   ATS Automation Tooling Systems, Inc....   455,298    5,898,665            0.7%
#   Black Diamond Group, Ltd...............   199,089    6,259,392            0.7%
    MacDonald Dettwiler & Associates, Ltd..    85,470    6,628,302            0.8%
#   Ritchie Bros Auctioneers, Inc..........   347,194    8,676,286            1.0%
#   Russel Metals, Inc.....................   316,110    9,301,170            1.1%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
Industrials -- (Continued)
      Stantec, Inc......................    228,285 $   13,529,851            1.6%
      TransForce, Inc...................    388,103      8,473,432            1.0%
      WSP Global, Inc...................    189,353      6,480,207            0.8%
      Other Securities..................                58,517,140            6.7%
                                                    --------------          ------
Total Industrials.......................               123,764,445           14.4%
                                                    --------------          ------
Information Technology -- (4.8%)
*     Celestica, Inc....................    949,607     10,535,305            1.2%
#     Davis + Henderson Corp............    380,812     11,027,757            1.3%
      Other Securities..................                29,406,747            3.4%
                                                    --------------          ------
Total Information Technology............                50,969,809            5.9%
                                                    --------------          ------
Materials -- (17.2%)
      Alamos Gold, Inc..................    579,498      5,419,328            0.6%
*     B2Gold Corp.......................  2,539,819      7,299,329            0.9%
      CCL Industries, Inc. Class B......    111,467     10,135,305            1.2%
#     HudBay Minerals, Inc..............    872,492      7,442,909            0.9%
*     Osisko Mining Corp................  1,551,415     11,111,361            1.3%
#     Pan American Silver Corp..........    627,915      8,135,024            1.0%
      Sherritt International Corp.......  1,628,826      6,895,445            0.8%
      Other Securities..................               128,188,750           14.8%
                                                    --------------          ------
Total Materials.........................               184,627,451           21.5%
                                                    --------------          ------
Telecommunication Services -- (0.3%)
      Other Securities..................                 2,808,121            0.3%
                                                    --------------          ------
Utilities -- (4.2%)
#     Algonquin Power & Utilities Corp..    912,415      6,559,765            0.8%
#     Capital Power Corp................    389,209      8,742,599            1.0%
#     Just Energy Group, Inc............    675,567      5,368,540            0.6%
#     Northland Power, Inc..............    373,925      5,844,017            0.7%
#     Superior Plus Corp................    653,197      7,872,572            0.9%
      Other Securities..................                10,170,144            1.2%
                                                    --------------          ------
Total Utilities.........................                44,557,637            5.2%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................               858,256,724           99.7%
                                                    --------------          ------

                                          Shares/
                                           Face
                                          Amount       Value+
                                          -------      ------
                                           (000)
SECURITIES LENDING COLLATERAL -- (19.9%)
(S)@  DFA Short Term Investment Fund.... 18,400,940    212,898,875           24.7%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,078,682,448)...............              $1,071,155,599          124.4%
                                                    ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                 Level 1      Level 2    Level 3     Total
                               ------------ ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $ 82,999,432           --   --    $   82,999,432
  Consumer Staples............   29,248,949           --   --        29,248,949
  Energy......................  253,445,492 $        398   --       253,445,890
  Financials..................   66,592,141           --   --        66,592,141
  Health Care.................   19,234,585        8,264   --        19,242,849
  Industrials.................  123,764,445           --   --       123,764,445
  Information Technology......   50,969,809           --   --        50,969,809
  Materials...................  184,584,754       42,697   --       184,627,451
  Telecommunication Services..    2,808,121           --   --         2,808,121
  Utilities...................   44,557,637           --   --        44,557,637
Securities Lending Collateral.           --  212,898,875   --       212,898,875
                               ------------ ------------   --    --------------
TOTAL......................... $858,205,365 $212,950,234   --    $1,071,155,599
                               ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (88.9%)
BRAZIL -- (6.7%)
    AMBEV SA ADR........................................  4,150,723 $ 30,092,742            0.8%
    Cielo SA............................................    743,950   13,179,074            0.3%
    Petroleo Brasileiro SA ADR..........................  1,308,418   18,160,842            0.5%
#   Vale SA Sponsored ADR...............................  1,238,400   16,371,648            0.4%
    Other Securities....................................             206,249,292            5.2%
                                                                    ------------          ------
TOTAL BRAZIL............................................             284,053,598            7.2%
                                                                    ------------          ------

CHILE -- (1.5%)
    Other Securities....................................              64,710,527            1.6%
                                                                    ------------          ------

CHINA -- (13.1%)
    Bank of China, Ltd. Class H......................... 64,409,100   28,461,762            0.7%
    China Construction Bank Corp. Class H............... 58,649,590   40,607,391            1.0%
#   China Mobile, Ltd. Sponsored ADR....................    926,803   43,958,266            1.1%
#   CNOOC, Ltd. ADR.....................................    120,801   19,955,117            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 59,907,185   35,718,118            0.9%
    PetroChina Co., Ltd. ADR............................    143,410   16,538,041            0.4%
    Tencent Holdings, Ltd...............................    812,600   51,182,422            1.3%
    Other Securities....................................             315,817,149            8.0%
                                                                    ------------          ------
TOTAL CHINA.............................................             552,238,266           13.9%
                                                                    ------------          ------

COLOMBIA -- (0.7%)
    Other Securities....................................              29,238,872            0.7%
                                                                    ------------          ------

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................              12,511,686            0.3%
                                                                    ------------          ------

EGYPT -- (0.1%)
    Other Securities....................................               4,201,649            0.1%
                                                                    ------------          ------

GREECE -- (0.5%)
    Other Securities....................................              22,410,533            0.6%
                                                                    ------------          ------

HUNGARY -- (0.3%)
    Other Securities....................................              12,077,981            0.3%
                                                                    ------------          ------

INDIA -- (7.3%)
    HDFC Bank, Ltd......................................  1,530,953   18,415,560            0.5%
    Infosys, Ltd........................................    246,907   13,124,831            0.3%
    ITC, Ltd............................................  2,345,449   13,243,148            0.3%
    Reliance Industries, Ltd............................  1,443,896   22,451,283            0.6%
    Tata Consultancy Services, Ltd......................    504,640   18,333,675            0.5%
    Other Securities....................................             223,122,534            5.6%
                                                                    ------------          ------
TOTAL INDIA.............................................             308,691,031            7.8%
                                                                    ------------          ------

INDONESIA -- (2.9%)
    Astra International Tbk PT.......................... 20,701,010   13,337,497            0.4%
    Other Securities....................................             106,769,377            2.6%
                                                                    ------------          ------
TOTAL INDONESIA.........................................             120,106,874            3.0%
                                                                    ------------          ------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             Percentage
                                                   Shares      Value++     of Net Assets**
                                                   ------      -------     ---------------
MALAYSIA -- (4.2%)
#   CIMB Group Holdings Bhd.....................  5,534,976 $   12,750,320            0.3%
#   Malayan Banking Bhd.........................  4,820,521     14,632,704            0.4%
    Other Securities............................               149,286,724            3.7%
                                                            --------------          ------
TOTAL MALAYSIA..................................               176,669,748            4.4%
                                                            --------------          ------

MEXICO -- (5.1%)
#   America Movil S.A.B. de C.V. Series L....... 37,750,669     38,060,142            1.0%
#*  Cemex S.A.B. de C.V. Sponsored ADR..........  1,337,402     16,904,765            0.4%
    Fomento Economico Mexicano S.A.B. de C.V....  1,793,669     16,295,924            0.4%
#   Grupo Financiero Banorte S.A.B. de C.V......  2,819,018     18,722,705            0.5%
    Grupo Mexico S.A.B. de C.V. Series B........  4,225,397     12,725,202            0.3%
    Grupo Televisa S.A.B. Series CPO............  2,556,698     16,751,841            0.4%
#   Wal-Mart de Mexico S.A.B. de C.V. Series V..  5,248,185     13,278,166            0.3%
    Other Securities............................                83,475,903            2.1%
                                                            --------------          ------
TOTAL MEXICO....................................               216,214,648            5.4%
                                                            --------------          ------

PERU -- (0.3%)
    Other Securities............................                12,233,584            0.3%
                                                            --------------          ------

PHILIPPINES -- (1.3%)
    Other Securities............................                55,163,199            1.4%
                                                            --------------          ------

POLAND -- (1.9%)
    Powszechna Kasa Oszczednosci Bank Polski SA.    967,168     13,272,814            0.3%
    Other Securities............................                65,668,845            1.7%
                                                            --------------          ------
TOTAL POLAND....................................                78,941,659            2.0%
                                                            --------------          ------

RUSSIA -- (3.4%)
    Gazprom OAO Sponsored ADR...................  6,186,601     44,710,169            1.1%
    Lukoil OAO Sponsored ADR....................    430,626     22,797,092            0.6%
    Other Securities............................                74,082,277            1.9%
                                                            --------------          ------
TOTAL RUSSIA....................................               141,589,538            3.6%
                                                            --------------          ------

SOUTH AFRICA -- (7.9%)
    FirstRand, Ltd..............................  3,475,911     12,789,231            0.3%
    MTN Group, Ltd..............................  1,869,995     37,515,477            0.9%
    Naspers, Ltd. Class N.......................    444,856     42,038,561            1.1%
    Sasol, Ltd. Sponsored ADR...................    609,116     33,751,118            0.9%
    Standard Bank Group, Ltd....................  1,498,309     19,686,203            0.5%
    Other Securities............................               185,951,484            4.7%
                                                            --------------          ------
TOTAL SOUTH AFRICA..............................               331,732,074            8.4%
                                                            --------------          ------

SOUTH KOREA -- (13.9%)
    Hyundai Mobis...............................     67,404     19,256,211            0.5%
#   Hyundai Motor Co............................    151,763     33,838,057            0.9%
    Kia Motors Corp.............................    270,079     14,984,572            0.4%
    Naver Corp..................................     27,242     19,617,420            0.5%
    POSCO.......................................     47,828     14,129,742            0.4%
    Samsung Electronics Co., Ltd................     81,120    105,777,262            2.7%
    Samsung Electronics Co., Ltd. GDR...........     49,372     31,872,757            0.8%
    Shinhan Financial Group Co., Ltd............    374,876     16,362,733            0.4%
*   SK Hynix, Inc...............................    512,610     19,988,432            0.5%
    Other Securities............................               308,657,620            7.6%
                                                            --------------          ------
TOTAL SOUTH KOREA...............................               584,484,806           14.7%
                                                            --------------          ------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                Percentage
                                                     Shares       Value++     of Net Assets**
                                                     ------       -------     ---------------
TAIWAN -- (13.3%)
      Hon Hai Precision Industry Co., Ltd.......... 12,802,056 $   36,767,003            0.9%
      MediaTek, Inc................................  1,280,995     20,073,171            0.5%
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808     98,975,776            2.5%
      Other Securities.............................               403,470,157           10.2%
                                                               --------------          ------
TOTAL TAIWAN.......................................               559,286,107           14.1%
                                                               --------------          ------

THAILAND -- (2.5%)
      Other Securities.............................               103,805,802            2.6%
                                                               --------------          ------

TURKEY -- (1.7%)
      Other Securities.............................                69,707,052            1.8%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             3,740,069,234           94.2%
                                                               --------------          ------

PREFERRED STOCKS -- (4.3%)
BRAZIL --(4.2%)
      Banco Bradesco SA............................  2,233,995     33,253,187            0.8%
      Itau Unibanco Holding SA.....................  2,568,240     42,386,470            1.1%
      Vale SA......................................  1,529,491     18,122,728            0.5%
      Petroleo Brasileiro SA Sponsored ADR.........  1,981,166     29,321,257            0.8%
      Other Securities.............................                52,447,182            1.3%
                                                               --------------          ------
TOTAL BRAZIL.......................................               175,530,824            4.5%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                    37,233            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 4,491,365            0.1%
                                                               --------------          ------

INDIA -- (0.0%)
      Other Securities.............................                   104,480            0.0%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               180,163,902            4.6%
                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.............................                     1,147            0.0%
                                                               --------------          ------

HONG KONG -- (0.0%)
      Other Securities.............................                       674            0.0%
                                                               --------------          ------

PHILIPPINES -- (0.0%)
      Other Securities.............................                        19            0.0%
                                                               --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.............................                   105,022            0.0%
                                                               --------------          ------

THAILAND -- (0.0%)
      Other Securities.............................                   149,367            0.0%
                                                               --------------          ------
TOTAL RIGHTS/WARRANTS..............................                   256,229            0.0%
                                                               --------------          ------
                                                     Shares/
                                                      Face
                                                     Amount       Value+
                                                     -------      ------             -
                                                      (000)
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@  DFA Short Term Investment Fund............... 24,744,687    286,296,034            7.2%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,075,524,424).............................            $4,206,785,399          106.0%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  284,053,598             --   --    $  284,053,598
  Chile.......................     64,710,527             --   --        64,710,527
  China.......................    119,688,115 $  432,550,151   --       552,238,266
  Colombia....................     29,238,872             --   --        29,238,872
  Czech Republic..............             --     12,511,686   --        12,511,686
  Egypt.......................             --      4,201,649   --         4,201,649
  Greece......................             --     22,410,533   --        22,410,533
  Hungary.....................             --     12,077,981   --        12,077,981
  India.......................     26,959,956    281,731,075   --       308,691,031
  Indonesia...................        441,711    119,665,163   --       120,106,874
  Malaysia....................             --    176,669,748   --       176,669,748
  Mexico......................    216,214,648             --   --       216,214,648
  Peru........................     12,233,584             --   --        12,233,584
  Philippines.................        466,980     54,696,219   --        55,163,199
  Poland......................             --     78,941,659   --        78,941,659
  Russia......................      5,314,230    136,275,308   --       141,589,538
  South Africa................     49,122,772    282,609,302   --       331,732,074
  South Korea.................     18,871,719    565,613,087   --       584,484,806
  Taiwan......................     14,168,502    545,117,605   --       559,286,107
  Thailand....................    103,805,802             --   --       103,805,802
  Turkey......................      1,069,174     68,637,878   --        69,707,052
Preferred Stocks
  Brazil......................    175,530,824             --   --       175,530,824
  Chile.......................         37,233             --   --            37,233
  Colombia....................      4,491,365             --   --         4,491,365
  India.......................        104,480             --   --           104,480
Rights/Warrants
  Brazil......................             --          1,147   --             1,147
  Hong Kong...................             --            674   --               674
  Philippines.................             --             19   --                19
  South Korea.................             --        105,022   --           105,022
  Thailand....................             --        149,367   --           149,367
Securities Lending Collateral              --    286,296,034   --       286,296,034
                               -------------- --------------   --    --------------
TOTAL......................... $1,126,524,092 $3,080,261,307   --    $4,206,785,399
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                    ------      -------     ---------------
COMMON STOCKS -- (87.9%)
BRAZIL -- (6.9%)
    ALL -- America Latina Logistica SA...........  2,092,128 $    8,285,005            0.2%
    Anhanguera Educacional Participacoes SA......  2,379,735     14,728,262            0.3%
    Cia Hering...................................  1,041,790     11,007,769            0.3%
    EDP -- Energias do Brasil SA.................  2,249,598      9,776,255            0.2%
    Equatorial Energia SA........................  1,447,935     13,221,194            0.3%
    Estacio Participacoes SA.....................  1,643,304     17,599,327            0.4%
    Mills Estruturas e Servicos de Engenharia SA.    703,026      8,866,057            0.2%
    MRV Engenharia e Participacoes SA............  3,395,133     10,749,922            0.2%
    Odontoprev SA................................  2,549,265     10,232,502            0.2%
    Sul America SA...............................  1,801,909     13,212,784            0.3%
    Totvs SA.....................................    604,100      9,864,461            0.2%
    Other Securities.............................               206,207,230            4.8%
                                                             --------------          ------
TOTAL BRAZIL.....................................               333,750,768            7.6%
                                                             --------------          ------

CHILE -- (1.2%)
    Parque Arauco SA.............................  5,518,473      9,876,927            0.2%
    Vina Concha y Toro SA........................  3,824,015      7,996,983            0.2%
    Other Securities.............................                41,004,617            0.9%
                                                             --------------          ------
TOTAL CHILE......................................                58,878,527            1.3%
                                                             --------------          ------

CHINA -- (12.4%)
#   GOME Electrical Appliances Holding, Ltd...... 43,306,000      8,119,841            0.2%
#   Kingsoft Corp., Ltd..........................  2,937,000      9,102,261            0.2%
    Sino Biopharmaceutical, Ltd.................. 13,536,000     10,605,251            0.3%
    Other Securities.............................               574,418,805           13.1%
                                                             --------------          ------
TOTAL CHINA......................................               602,246,158           13.8%
                                                             --------------          ------

COLOMBIA -- (0.0%)
    Other Securities.............................                   803,444            0.0%
                                                             --------------          ------

GREECE -- (1.0%)
    Other Securities.............................                50,803,666            1.2%
                                                             --------------          ------

HUNGARY -- (0.0%)
    Other Securities.............................                 1,394,021            0.0%
                                                             --------------          ------

INDIA -- (8.1%)
    Aurobindo Pharma, Ltd........................  1,129,123     10,783,152            0.3%
    UPL, Ltd.....................................  2,016,992      8,959,003            0.2%
    Other Securities.............................               376,249,458            8.5%
                                                             --------------          ------
TOTAL INDIA......................................               395,991,613            9.0%
                                                             --------------          ------

INDONESIA -- (3.5%)
    Other Securities.............................               167,842,174            3.8%
                                                             --------------          ------

ISRAEL -- (0.0%)
    Other Securities.............................                    16,234            0.0%
                                                             --------------          ------
MALAYSIA -- (5.8%)
#   Bursa Malaysia Bhd...........................  3,632,100      8,447,507            0.2%
    Other Securities.............................               274,096,774            6.2%
                                                             --------------          ------
TOTAL MALAYSIA...................................               282,544,281            6.4%
                                                             --------------          ------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         Percentage
                                                               Shares      Value++     of Net Assets**
                                                               ------      -------     ---------------
MEXICO -- (4.6%)
#   Alsea S.A.B. de C.V.....................................  4,006,952 $   13,859,057            0.3%
#   Banregio Grupo Financiero S.A.B. de C.V.................  1,487,396      8,616,670            0.2%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B........  7,354,004     18,679,066            0.4%
*   Gruma S.A.B. de C.V. Class B............................  1,690,397     14,949,375            0.3%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B.  2,116,469     12,739,824            0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......     98,029     11,984,045            0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B..    713,342      8,730,060            0.2%
#*  Industrias CH S.A.B. de C.V. Series B...................  1,696,510      8,999,468            0.2%
#*  Promotora y Operadora de Infraestructura S.A.B. de C.V..  1,698,488     23,719,307            0.5%
    Other Securities........................................                99,129,487            2.4%
                                                                        --------------          ------
TOTAL MEXICO................................................               221,406,359            5.1%
                                                                        --------------          ------

PHILIPPINES -- (1.4%)
    Other Securities........................................                69,493,951            1.6%
                                                                        --------------          ------

POLAND -- (2.3%)
    Asseco Poland SA........................................    620,582      9,240,662            0.2%
*   Grupa Lotos SA..........................................    645,490      8,324,023            0.2%
    Lubelski Wegiel Bogdanka SA.............................    272,426     11,151,681            0.3%
    Other Securities........................................                84,097,601            1.9%
                                                                        --------------          ------
TOTAL POLAND................................................               112,813,967            2.6%
                                                                        --------------          ------

SOUTH AFRICA -- (7.4%)
    Aeci, Ltd...............................................    856,959      9,571,562            0.2%
    AVI, Ltd................................................  2,687,799     14,830,459            0.3%
    Barloworld, Ltd.........................................    859,133      9,372,443            0.2%
    Clicks Group, Ltd.......................................  2,275,094     13,872,087            0.3%
    Coronation Fund Managers, Ltd...........................  1,346,747     13,004,885            0.3%
    Nampak, Ltd.............................................  2,490,646      9,291,754            0.2%
*   Northam Platinum, Ltd...................................  2,145,957      8,376,688            0.2%
    Omnia Holdings, Ltd.....................................    513,646     11,042,991            0.3%
    PPC, Ltd................................................  4,213,403     12,258,981            0.3%
    Reunert, Ltd............................................  1,274,935      8,378,275            0.2%
#*  Sappi, Ltd..............................................  4,391,943     13,922,148            0.3%
    Spar Group, Ltd. (The)..................................  1,016,062     11,938,034            0.3%
    Sun International, Ltd..................................    813,283      8,038,794            0.2%
    Tongaat Hulett, Ltd.....................................    744,400      8,850,235            0.2%
    Other Securities........................................               206,766,869            4.7%
                                                                        --------------          ------
TOTAL SOUTH AFRICA..........................................               359,516,205            8.2%
                                                                        --------------          ------

SOUTH KOREA -- (13.6%)
    DGB Financial Group, Inc................................    682,483     10,353,694            0.3%
    Hotel Shilla Co., Ltd...................................    104,723      8,818,864            0.2%
    Hyosung Corp............................................    121,019      8,645,977            0.2%
#   Hyundai Development Co..................................    299,750      8,593,993            0.2%
    Macquarie Korea Infrastructure Fund.....................  1,514,061      9,376,240            0.2%
    Other Securities........................................               614,513,213           14.0%
                                                                        --------------          ------
TOTAL SOUTH KOREA...........................................               660,301,981           15.1%
                                                                        --------------          ------
TAIWAN -- (13.1%)
    Other Securities........................................               637,407,713           14.6%
                                                                        --------------          ------

THAILAND -- (3.9%)
    Other Securities........................................               191,129,803            4.4%
                                                                        --------------          ------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                          ------       -------     ---------------
TURKEY -- (2.7%)
        Other Securities................            $  130,850,483            3.0%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             4,277,191,348           97.7%
                                                    --------------          ------

PREFERRED STOCKS -- (1.1%)
BRAZIL -- (1.1%)
        Other Securities................                50,734,982            1.2%
                                                    --------------          ------

CHILE -- (0.0%)
        Other Securities................                    15,095            0.0%
                                                    --------------          ------

COLOMBIA -- (0.0%)
        Other Securities................                 1,764,896            0.0%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                52,514,973            1.2%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

CHILE -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

INDIA -- (0.0%)
        Other Securities................                    11,605            0.0%
                                                    --------------          ------

MALAYSIA -- (0.0%)
        Other Securities................                    45,846            0.0%
                                                    --------------          ------

PHILIPPINES -- (0.0%)
        Other Securities................                     9,262            0.0%
                                                    --------------          ------

SOUTH AFRICA -- (0.0%)
        Other Securities................                    12,893            0.0%
                                                    --------------          ------

SOUTH KOREA -- (0.0%)
        Other Securities................                   517,706            0.0%
                                                    --------------          ------

TAIWAN -- (0.0%)
        Other Securities................                       895            0.0%
                                                    --------------          ------

THAILAND -- (0.0%)
        Other Securities................                   103,908            0.0%
                                                    --------------          ------

TURKEY -- (0.0%)
        Other Securities................                   591,552            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                 1,293,667            0.0%
                                                    --------------          ------

                                          Shares/
                                           Face
                                          Amount       Value+
                                          -------      ------             -
                                           (000)
SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@    DFA Short Term Investment Fund.. 46,389,128    536,722,214           12.3%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,396,701,201)..................            $4,867,722,202          111.2%
                                                    ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Brazil...................... $333,750,768             --   --    $  333,750,768
  Chile.......................   58,878,527             --   --        58,878,527
  China.......................      138,453 $  602,107,705   --       602,246,158
  Colombia....................      803,444             --   --           803,444
  Greece......................           --     50,803,666   --        50,803,666
  Hungary.....................           --      1,394,021   --         1,394,021
  India.......................      908,836    395,082,777   --       395,991,613
  Indonesia...................    1,931,582    165,910,592   --       167,842,174
  Israel......................           --         16,234   --            16,234
  Malaysia....................           --    282,544,281   --       282,544,281
  Mexico......................  221,229,791        176,568   --       221,406,359
  Philippines.................           --     69,493,951   --        69,493,951
  Poland......................           --    112,813,967   --       112,813,967
  South Africa................   12,889,367    346,626,838   --       359,516,205
  South Korea.................    2,197,056    658,104,925   --       660,301,981
  Taiwan......................           --    637,407,713   --       637,407,713
  Thailand....................  190,762,395        367,408   --       191,129,803
  Turkey......................           --    130,850,483   --       130,850,483
Preferred Stocks
  Brazil......................   50,734,982             --   --        50,734,982
  Chile.......................       15,095             --   --            15,095
  Colombia....................    1,764,896             --   --         1,764,896
Rights/Warrants
  Brazil......................           --             --   --                --
  Chile.......................           --             --   --                --
  India.......................           --         11,605   --            11,605
  Malaysia....................           --         45,846   --            45,846
  Philippines.................           --          9,262   --             9,262
  South Africa................           --         12,893   --            12,893
  South Korea.................       19,596        498,110   --           517,706
  Taiwan......................          895             --   --               895
  Thailand....................           --        103,908   --           103,908
  Turkey......................           --        591,552   --           591,552
Securities Lending Collateral.           --    536,722,214   --       536,722,214
                               ------------ --------------   --    --------------
TOTAL......................... $876,025,683 $3,991,696,519   --    $4,867,722,202
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                           The Japanese   The Asia
                                                              The U.S. Large    The DFA       Small     Pacific Small
                                                                Cap Value    International   Company       Company
                                                                  Series     Value Series*    Series       Series*
                                                              -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $432,843, $922,064, $296,939
 and $285,587 of securities on loan, respectively)...........  $16,668,644    $ 9,480,370   $2,194,668   $1,402,271
Temporary Cash Investments at Value & Cost...................       69,498             --           --           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      441,535        955,113      317,076      308,612
Foreign Currencies at Value..................................           --         34,442          606          990
Cash.........................................................           --         12,095          953        2,102
Receivables:
  Investment Securities Sold.................................       22,131          8,683        1,884        1,890
  Dividends, Interest and Tax Reclaims.......................       14,957         38,974       21,266        1,998
  Securities Lending Income..................................          265          2,482          262          342
Unrealized Gain on Foreign Currency Contracts................           --              8           --           --
Prepaid Expenses and Other Assets............................           --             --            1            2
                                                               -----------    -----------   ----------   ----------
     Total Assets............................................   17,217,030     10,532,167    2,536,716    1,718,207
                                                               -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      441,535        955,113      317,076      308,612
  Investment Securities Purchased............................       61,418         36,644        1,346           --
  Due to Advisor.............................................        1,360          1,541          182          117
Unrealized Loss on Foreign Currency Contracts................           --             10            9           --
Accrued Expenses and Other Liabilities.......................          779            474          182          100
                                                               -----------    -----------   ----------   ----------
     Total Liabilities.......................................      505,092        993,782      318,795      308,829
                                                               -----------    -----------   ----------   ----------
NET ASSETS...................................................  $16,711,938    $ 9,538,385   $2,217,921   $1,409,378
                                                               ===========    ===========   ==========   ==========
Investments at Cost..........................................  $10,414,840    $ 7,650,003   $2,109,778   $1,310,941
                                                               ===========    ===========   ==========   ==========
Foreign Currencies at Cost...................................  $        --    $    34,284   $      605   $      989
                                                               ===========    ===========   ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series*     Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $37,099,
 $654,103, $241,247, $349,865 and
 $652,668 of securities on loan,
 respectively)..............................  $2,139,478   $3,603,927   $  858,257    $3,920,489     $4,331,000
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      39,146      710,637      212,899       286,296        536,722
Foreign Currencies at Value.................       3,585        8,501        1,146         6,932         26,355
Cash........................................         259          677          410        30,539         13,561
Receivables:
  Investment Securities Sold................       2,188        3,006          294        12,474          1,394
  Dividends, Interest and Tax Reclaims......      13,968        7,799          656         8,691          9,595
  Securities Lending Income.................          24        1,682          260           436          1,818
Unrealized Gain on Foreign Currency
 Contracts..................................          --            1           --            --              1
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   2,198,648    4,336,230    1,073,922     4,265,857      4,920,446
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      39,146      710,637      212,899       286,296        536,722
  Investment Securities Purchased...........       1,734        3,691           --         5,504          6,244
  Due to Advisor............................         178          295           70           327            720
Unrealized Loss on Foreign Currency
 Contracts..................................          --           --           --             8              2
Accrued Expenses and Other Liabilities......         103          218           38           286            402
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................      41,161      714,841      213,007       292,421        544,090
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $2,157,487   $3,621,389   $  860,915    $3,973,436     $4,376,356
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,387,145   $2,444,621   $  865,784    $2,789,228     $3,859,979
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    3,577   $    8,476   $    1,140    $    6,901     $   26,272
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                        The Japanese   The Asia
                                                               The U.S.      The DFA       Small     Pacific Small
                                                              Large Cap   International   Company       Company
                                                             Value Series Value Series     Series       Series
                                                             ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $11,473,
   $2,616 and $520, respectively)...........................  $  148,837    $270,261     $  23,549     $ 20,810
  Interest..................................................           3           1            --           --
  Income from Securities Lending............................       1,553       5,549         1,450        1,902
                                                              ----------    --------     ---------     --------
     Total Investment Income................................     150,393     275,811        24,999       22,712
                                                              ----------    --------     ---------     --------
Expenses
  Investment Advisory Services Fees.........................       7,825       8,965         1,115          654
  Accounting & Transfer Agent Fees..........................         403         236            60           39
  Custodian Fees............................................          75         362           212          151
  Shareholders' Reports.....................................           9           5             1            1
  Directors'/Trustees' Fees & Expenses......................          99          59            15            8
  Professional Fees.........................................         172         101            25           14
  Other.....................................................          36          47            15            8
                                                              ----------    --------     ---------     --------
     Total Expenses.........................................       8,619       9,775         1,443          875
                                                              ----------    --------     ---------     --------
  Fees Paid Indirectly......................................          --          (5)           (1)          (3)
                                                              ----------    --------     ---------     --------
  Net Expenses..............................................       8,619       9,770         1,442          872
                                                              ----------    --------     ---------     --------
  Net Investment Income (Loss)..............................     141,774     266,041        23,557       21,840
                                                              ----------    --------     ---------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.............................     366,497     124,552        45,562        1,126
    Foreign Currency Transactions...........................          --         335          (531)         190
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............     907,355     101,142      (122,509)     (15,777)
    Translation of Foreign Currency Denominated Amounts.....          --          66           (91)          (4)
                                                              ----------    --------     ---------     --------
  Net Realized and Unrealized Gain (Loss)...................   1,273,852     226,095       (77,569)     (14,465)
                                                              ----------    --------     ---------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $1,415,626    $492,136     $ (54,012)    $  7,375
                                                              ==========    ========     =========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $7, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                         The United     The
                                                          Kingdom   Continental The Canadian              The Emerging
                                                           Small       Small       Small     The Emerging   Markets
                                                          Company     Company     Company      Markets     Small Cap
                                                           Series     Series       Series       Series       Series
                                                         ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $229,
   $4,968, $1,485, $4,027 and $3,287,
   respectively)........................................  $ 30,967   $ 32,089     $ 8,531      $ 33,520     $35,778
  Interest..............................................        --         21          --             1           1
  Income from Securities Lending........................       149      5,627       1,509         2,174       8,352
                                                          --------   --------     -------      --------     -------
     Total Investment Income............................    31,116     37,737      10,040        35,695      44,131
                                                          --------   --------     -------      --------     -------
Expenses
  Investment Advisory Services Fees.....................     1,048      1,687         386         1,842       4,072
  Accounting & Transfer Agent Fees......................        56         92          20           100         110
  Custodian Fees........................................        62        351          26           674       1,041
  Shareholders' Reports.................................         1          2          --             2           3
  Directors'/Trustees' Fees & Expenses..................        13         21           5            24          26
  Professional Fees.....................................        22         51           8            62         111
  Other.................................................        10         17           3            20          28
                                                          --------   --------     -------      --------     -------
     Total Expenses.....................................     1,212      2,221         448         2,724       5,391
                                                          --------   --------     -------      --------     -------
  Fees Paid Indirectly..................................        --         (1)         (1)           (7)         (4)
                                                          --------   --------     -------      --------     -------
  Net Expenses..........................................     1,212      2,220         447         2,717       5,387
                                                          --------   --------     -------      --------     -------
  Net Investment Income (Loss)..........................    29,904     35,517       9,593        32,978      38,744
                                                          --------   --------     -------      --------     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................    59,165     68,682       4,287       (19,598)     44,685
    Futures.............................................        --     (1,000)         --            --          --
    Foreign Currency Transactions.......................       188      1,010         (29)          (37)        (86)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........    99,246    367,643      66,933       (80,366)      9,022
    Translation of Foreign Currency Denominated
     Amounts............................................        91         78          17            29          95
                                                          --------   --------     -------      --------     -------
  Net Realized and Unrealized Gain (Loss)...............   158,690    436,413      71,208       (99,972)     53,716
                                                          --------   --------     -------      --------     -------
Net Increase (Decrease) in Net Assets Resulting
 from Operations........................................  $188,594   $471,930     $80,801      $(66,994)    $92,460
                                                          ========   ========     =======      ========     =======

----------
* Net of foreign capital gain taxes withheld of $38, $145, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          The U.S. Large Cap Value   The DFA International     The Japanese Small
                                                   Series                 Value Series           Company Series
                                          ------------------------  -----------------------  ----------------------
                                          Six Months       Year     Six Months      Year     Six Months     Year
                                             Ended        Ended        Ended       Ended        Ended      Ended
                                           April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                             2014          2013        2014         2013        2014        2013
                                          -----------  -----------  ----------- -----------  ----------- ----------
                                          (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   141,774  $   250,494  $  266,041  $   252,489  $   23,557  $   37,996
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........     366,497    1,042,669     124,552      394,216      45,562      94,606
    Futures..............................          --           --          --       (1,587)         --          --
    Foreign Currency Transactions........          --           --         335       (2,158)       (531)     (2,405)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................     907,355    2,531,751     101,142    1,329,657    (122,509)    403,911
    Translation of Foreign Currency
     Denominated Amounts.................          --           --          66          544         (91)        393
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   1,415,626    3,824,914     492,136    1,973,161     (54,012)    534,501
                                          -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions..........................     825,366    1,639,135     469,662    1,055,913      68,555     268,246
  Withdrawals............................    (368,042)  (1,214,213)   (215,543)  (1,475,193)    (78,246)   (207,854)
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     457,324      424,922     254,119     (419,280)     (9,691)     60,392
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................   1,872,950    4,249,836     746,255    1,553,881     (63,703)    594,893
Net Assets
  Beginning of Period....................  14,838,988   10,589,152   8,792,130    7,238,249   2,281,624   1,686,731
                                          -----------  -----------  ----------  -----------  ----------  ----------
  End of Period.......................... $16,711,938  $14,838,988  $9,538,385  $ 8,792,130  $2,217,921  $2,281,624
                                          ===========  ===========  ==========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $7, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                           Six Months     Year     Six Months      Year     Six Months     Year
                                              Ended      Ended        Ended       Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2014        2013        2014         2013        2014        2013
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   21,840  $   51,800  $   29,904   $   55,266  $   35,517  $   70,319
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........      1,126       2,045      59,165      110,830      68,682      61,594
    Futures...............................         --          --          --           --      (1,000)         --
    Foreign Currency Transactions.........        190          32         188            8       1,010         (97)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    (15,777)     64,761      99,246      377,497     367,643     843,629
    Translation of Foreign Currency
     Denominated Amounts..................         (4)        (13)         91          (22)         78         123
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................      7,375     118,625     188,594      543,579     471,930     975,568
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    193,486     243,954       5,444       20,921      21,726      97,213
  Withdrawals.............................    (56,981)   (100,941)    (24,838)     (41,051)    (90,033)   (100,194)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    136,505     143,013     (19,394)     (20,130)    (68,307)     (2,981)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    143,880     261,638     169,200      523,449     403,623     972,587
Net Assets
  Beginning of Period.....................  1,265,498   1,003,860   1,988,287    1,464,838   3,217,766   2,245,179
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,409,378  $1,265,498  $2,157,487   $1,988,287  $3,621,389  $3,217,766
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $38, $14, $145 and $14, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 The Canadian Small    The Emerging Markets    The Emerging Markets
                                                   Company Series             Series             Small Cap Series
                                                --------------------  ----------------------  ----------------------
                                                Six Months    Year    Six Months     Year     Six Months     Year
                                                   Ended     Ended       Ended      Ended        Ended      Ended
                                                 April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,   Oct. 31,
                                                   2014       2013       2014        2013        2014        2013
                                                ----------- --------  ----------- ----------  ----------- ----------
                                                (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $  9,593   $ 20,407  $   32,978  $   77,332  $   38,744  $   87,786
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     4,287      5,104     (19,598)     24,456      44,685      69,227
    Futures....................................        --         --          --          --          --         463
    Foreign Currency Transactions..............       (29)       (36)        (37)       (130)        (86)     (1,240)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    66,933     14,601     (80,366)    145,893       9,022     144,458
    Translation of Foreign Currency
     Denominated Amounts.......................        17        (11)         29          (8)         95         (41)
                                                 --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    80,801     40,065     (66,994)    247,543      92,460     300,653
                                                 --------   --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions................................    42,660     42,578     337,722     937,021     316,401   1,276,889
  Withdrawals..................................    (3,750)   (30,525)    (63,452)   (331,711)   (124,028)   (439,369)
                                                 --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.................    38,910     12,053     274,270     605,310     192,373     837,520
                                                 --------   --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................   119,711     52,118     207,276     852,853     284,833   1,138,173
Net Assets
  Beginning of Period..........................   741,204    689,086   3,766,160   2,913,307   4,091,523   2,953,350
                                                 --------   --------  ----------  ----------  ----------  ----------
  End of Period................................  $860,915   $741,204  $3,973,436  $3,766,160  $4,376,356  $4,091,523
                                                 ========   ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                      The U.S. Large Cap Value Series
                                               ----------------------------------------------------------------------------
                                                 Six Months        Year         Year        Year        Year        Year
                                                    Ended         Ended        Ended       Ended       Ended       Ended
                                                  April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                    2014           2013         2012        2011        2010        2009
                                               -----------------------------------------------------------------------------
                                                 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
Total Return..................................        9.45%(D)       35.68%       18.31%       5.69%      19.96%      11.90%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $16,711,938     $14,838,988  $10,589,152  $9,335,107  $8,816,400  $7,508,400
Ratio of Expenses to Average Net Assets.......        0.11%(E)        0.11%        0.12%       0.12%       0.12%       0.13%
Ratio of Net Investment Income to Average Net
 Assets.......................................        1.81%(E)        1.98%        2.15%       1.79%       2.02%       2.42%
Portfolio Turnover Rate.......................           8%(D)          15%          10%         14%         28%         29%
----------------------------------------------------------------------------------------------------------------------------

                                                                   The DFA International Value Series
                                               --------------------------------------------------------------------------
                                                Six Months       Year        Year         Year        Year        Year
                                                   Ended        Ended       Ended        Ended       Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                   2014          2013        2012         2011        2010        2009
                                               ---------------------------------------------------------------------------
                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................................       5.51%(D)      28.18%       3.17%      (8.04)%      11.13%      35.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $9,538,385     $8,792,130  $7,238,249  $6,955,907   $6,919,633  $6,191,964
Ratio of Expenses to Average Net Assets.......       0.22%(E)       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.22%(E)       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Net Investment Income to Average Net
 Assets.......................................       5.94%(E)       3.20%       3.75%       3.47%        2.55%       3.22%
Portfolio Turnover Rate.......................          8%(D)         15%         14%          9%          20%         18%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                    The Japanese Small Company Series
                                               --------------------------------------------------------------------------
                                                 Six Months       Year        Year        Year        Year        Year
                                                    Ended        Ended       Ended       Ended       Ended       Ended
                                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                    2014          2013        2012        2011        2010        2009
                                               ---------------------------------------------------------------------------
                                                 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................................      (2.38)%(D)      30.62%       0.54%      10.07%       0.72%      22.69%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $2,217,921      $2,281,624  $1,686,731  $1,502,815  $1,211,600  $1,183,036
Ratio of Expenses to Average Net Assets.......       0.13%(E)        0.14%       0.15%       0.14%       0.14%       0.15%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.13%(E)        0.14%       0.15%       0.14%       0.14%       0.15%
Ratio of Net Investment Income to Average Net
 Assets.......................................       2.11%(E)        1.87%       2.17%       2.07%       1.95%       2.15%
Portfolio Turnover Rate.......................          5%(D)          16%          7%          5%         10%          7%
--------------------------------------------------------------------------------------------------------------------------

                                                                    The Asia Pacific Small Company Series
                                                    --------------------------------------------------------------------
                                                     Six Months       Year        Year        Year      Year      Year
                                                        Ended        Ended       Ended       Ended     Ended     Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,  Oct. 31,  Oct. 31,
                                                        2014          2013        2012        2011      2010      2009
                                                    ---------------------------------------------------------------------
                                                     (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       0.21%(D)      10.97%       7.48%    (5.15)%    28.91%    84.98%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,409,378     $1,265,498  $1,003,860  $906,734   $935,138  $680,997
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.15%       0.16%     0.16%      0.17%     0.18%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.15%       0.16%     0.16%      0.17%     0.18%
Ratio of Net Investment Income to Average Net
 Assets............................................       3.34%(E)       4.64%       4.26%     3.78%      3.64%     4.00%
Portfolio Turnover Rate............................          2%(D)          9%         18%       17%        18%       23%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                    The United Kingdom Small Company Series
                                                    -----------------------------------------------------------------------
                                                     Six Months       Year        Year        Year        Year       Year
                                                        Ended        Ended       Ended       Ended       Ended      Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,
                                                        2014          2013        2012        2011        2010       2009
                                                    ------------------------------------------------------------------------
                                                     (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       9.52%(D)      37.42%      23.41%       0.20%      25.94%    43.51%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,157,487     $1,988,287  $1,464,838  $1,133,845  $1,036,694  $770,472
Ratio of Expenses to Average Net Assets............       0.12%(E)       0.12%       0.13%       0.13%       0.13%     0.14%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.12%(E)       0.12%       0.13%       0.13%       0.13%     0.14%
Ratio of Net Investment Income to Average Net
 Assets............................................       2.85%(E)       3.29%       3.37%       3.76%       2.86%     4.02%
Portfolio Turnover Rate............................          4%(D)         17%          6%          7%         15%       10%
----------------------------------------------------------------------------------------------------------------------------

                                                                  The Continental Small Company Series
                                               --------------------------------------------------------------------------
                                                Six Months       Year        Year         Year        Year        Year
                                                   Ended        Ended       Ended        Ended       Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                   2014          2013        2012         2011        2010        2009
                                               ---------------------------------------------------------------------------
                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................................      14.89%(D)      43.67%       2.29%     (10.75)%      15.37%      43.78%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $3,621,389     $3,217,766  $2,245,179  $2,001,763   $2,072,484  $1,630,892
Ratio of Expenses to Average Net Assets.......       0.13%(E)       0.14%       0.16%       0.15%        0.15%       0.16%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.13%(E)       0.14%       0.16%       0.15%        0.15%       0.16%
Ratio of Net Investment Income to Average Net
 Assets.......................................       2.11%(E)       2.67%       3.15%       2.72%        2.24%       2.93%
Portfolio Turnover Rate.......................          6%(D)         13%          9%         10%          12%          7%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                        The Canadian Small Company Series
                                                         ---------------------------------------------------------------
                                                         Six Months      Year       Year      Year      Year      Year
                                                            Ended       Ended      Ended     Ended     Ended     Ended
                                                          April 30,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                            2014         2013       2012      2011      2010      2009
                                                         ----------------------------------------------------------------
                                                         (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Total Return............................................     10.37%(D)     5.71%    (2.51)%     0.27%    43.17%    61.67%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $860,915     $741,204  $689,086   $736,262  $663,722  $365,181
Ratio of Expenses to Average Net Assets.................      0.12%(E)     0.13%     0.15%      0.14%     0.15%     0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................      0.12%(E)     0.13%     0.15%      0.14%     0.15%     0.17%
Ratio of Net Investment Income to Average Net Assets....      2.49%(E)     2.99%     2.29%      1.72%     1.05%     1.37%
Portfolio Turnover Rate.................................         2%(D)       14%       22%        24%       10%       23%
-------------------------------------------------------------------------------------------------------------------------

                                                                       The Emerging Markets Series
                                               ---------------------------------------------------------------------------
                                                 Six Months       Year        Year         Year        Year        Year
                                                    Ended        Ended       Ended        Ended       Ended       Ended
                                                  April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                    2014          2013        2012         2011        2010        2009
                                               ----------------------------------------------------------------------------
                                                 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------
Total Return..................................      (2.05)%(D)       6.99%       4.55%      (6.44)%      27.04%      53.99%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $3,973,436      $3,766,160  $2,913,307  $2,439,981   $2,529,493  $2,109,316
Ratio of Expenses to Average Net Assets.......       0.15%(E)        0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.15%(E)        0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.79%(E)        2.38%       2.55%       2.48%        2.18%       2.57%
Portfolio Turnover Rate.......................          2%(D)           4%          5%         16%          12%         14%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                  The Emerging Markets Small Cap Series
                                               --------------------------------------------------------------------------
                                                Six Months       Year        Year         Year        Year        Year
                                                   Ended        Ended       Ended        Ended       Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                   2014          2013        2012         2011        2010        2009
                                               ---------------------------------------------------------------------------
                                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................................       2.12%(D)       9.41%       7.19%     (12.94)%      41.96%      92.08%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $4,376,356     $4,091,523  $2,953,350  $1,874,926   $1,881,356  $1,167,973
Ratio of Expenses to Average Net Assets.......       0.26%(E)       0.29%       0.36%       0.33%        0.32%       0.33%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.26%(E)       0.29%       0.36%       0.33%        0.32%       0.33%
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.90%(E)       2.37%       2.48%       2.32%        2.16%       2.52%
Portfolio Turnover Rate.......................          4%(D)         11%         13%         18%          15%         13%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of April 30, 2014, The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $315,950 and $436,276 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At
October 31, 2013, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the six months ended April 30, 2014, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $ 5
              The Japanese Small Company Series.......      1
              The Asia Pacific Small Company Series...      3
              The United Kingdom Small Company Series.     --
              The Continental Small Company Series....      1
              The Canadian Small Company Series.......      1
              The Emerging Markets Series.............      7
              The Emerging Markets Small Cap Series...      4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2014, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $383
                 The DFA International Value Series......  276
                 The Japanese Small Company Series.......   62
                 The Asia Pacific Small Company Series...   32
                 The United Kingdom Small Company Series.   42
                 The Continental Small Company Series....   77
                 The Canadian Small Company Series.......   19
                 The Emerging Markets Series.............  100
                 The Emerging Markets Small Cap Series...   72

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,851,848 $1,259,638
         The DFA International Value Series......  1,125,082    709,817
         The Japanese Small Company Series.......    111,283    105,085
         The Asia Pacific Small Company Series...    189,668     32,500
         The United Kingdom Small Company Series.    104,334     94,753
         The Continental Small Company Series....    213,433    252,487
         The Canadian Small Company Series.......     68,569     15,382
         The Emerging Markets Series.............    352,219     68,542
         The Emerging Markets Small Cap Series...    411,009    172,691

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                      Net
                                                                                   Unrealized
                                         Federal Tax  Unrealized    Unrealized    Appreciation
                                            Cost     Appreciation (Depreciation) (Depreciation)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $10,926,067  $6,313,025    $ (59,415)     $6,253,610
The DFA International Value Series......   8,613,314   2,266,781     (444,612)      1,822,169
The Japanese Small Company Series.......   2,457,648     327,237     (273,141)         54,096
The Asia Pacific Small Company Series...   1,643,730     352,204     (285,051)         67,153
The United Kingdom Small Company Series.   1,446,589     810,805      (78,770)        732,035
The Continental Small Company Series....   3,161,909   1,375,511     (222,856)      1,152,655
The Canadian Small Company Series.......   1,082,507     183,823     (195,174)        (11,351)
The Emerging Markets Series.............   3,085,526   1,338,279     (217,020)      1,121,259
The Emerging Markets Small Cap Series...   4,428,649     941,842     (502,769)        439,073

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2014 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                Realized Gain (Loss) on
                                              Derivatives Recognized in Income
                                              -------------------------------
                                                Total       Equity Contracts
                                              -------     ------------------
       The Continental Small Company Series*. $(1,000)         $(1,000)

* As of April 30, 2014, there were no futures contracts outstanding. During the six months ended April 30, 2014, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the six months ended April 30, 2014, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   The Period
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.85%       $12,485          8        $ 2        $32,996
The DFA International Value Series....     0.83%        10,282          4          1         11,874
The Japanese Small Company Series.....     0.83%         5,915          9          1          9,696
The Asia Pacific Small Company Series.     0.83%           310          5         --            889
The United Kingdom Small Company
  Series..............................     0.83%           259          7         --            798
The Continental Small Company Series..     0.82%           257         27         --          1,099
The Emerging Markets Small Cap Series.     0.83%         4,378         23          2          9,078

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2014, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2014.

I. Securities Lending:

   As of April 30, 2014, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                     Market Value
                                                     ------------
              The DFA International Value Series....   $ 24,703
              The Asia Pacific Small Company Series.      1,302
              The Continental Small Company Series..        437
              The Canadian Small Company Series.....     41,339
              The Emerging Markets Series...........     83,669
              The Emerging Markets Small Cap Series.    181,387

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 Six Months Ended April 30, 2014
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/13  04/30/14    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return...................... $1,000.00 $  967.80    0.15%    $0.73
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   6.5%
              Consumer Staples.............................   5.0%
              Energy.......................................  14.7%
              Financials...................................  34.1%
              Health Care..................................   0.4%
              Industrials..................................  12.0%
              Information Technology.......................   7.6%
              Materials....................................  16.1%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.3%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)


                                                                                       Percentage
                                                           Shares        Value++     of Net Assets**
                                                           ------        -------     ---------------
COMMON STOCKS -- (89.8%)
BRAZIL -- (5.8%)
    Banco do Brasil SA..................................   9,750,973 $   102,374,830            0.6%
#   Banco Santander Brasil SA ADR.......................  17,807,476     118,419,715            0.6%
    BM&FBovespa SA......................................  22,165,187     113,323,526            0.6%
    Gerdau SA Sponsored ADR.............................  15,421,303      92,682,031            0.5%
#   Petroleo Brasileiro SA ADR..........................  18,327,471     254,385,297            1.4%
#   Vale SA Sponsored ADR...............................   5,665,567      74,898,796            0.4%
    Other Securities....................................                 420,067,291            2.1%
                                                                     ---------------          ------
TOTAL BRAZIL............................................               1,176,151,486            6.2%
                                                                     ---------------          ------

CHILE -- (1.4%)
    Enersis SA Sponsored ADR............................   5,733,186      92,304,295            0.5%
    Other Securities....................................                 184,756,836            1.0%
                                                                     ---------------          ------
TOTAL CHILE.............................................                 277,061,131            1.5%
                                                                     ---------------          ------

CHINA -- (13.9%)
    Agricultural Bank of China, Ltd. Class H............ 255,464,000     107,163,539            0.6%
    Bank of China, Ltd. Class H......................... 763,167,331     337,236,300            1.8%
    China Construction Bank Corp. Class H............... 526,917,940     364,823,738            1.9%
#   China Petroleum & Chemical Corp. ADR................   1,255,935     111,614,926            0.6%
    China Petroleum & Chemical Corp. Class H............ 153,367,575     135,755,471            0.7%
#   China Unicom Hong Kong, Ltd. ADR....................   7,285,774     111,690,915            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 294,086,996     175,341,806            0.9%
    Other Securities....................................               1,453,697,436            7.6%
                                                                     ---------------          ------
TOTAL CHINA.............................................               2,797,324,131           14.7%
                                                                     ---------------          ------

COLOMBIA -- (0.1%)
    Other Securities....................................                  22,287,355            0.1%
                                                                     ---------------          ------

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                  37,080,820            0.2%
                                                                     ---------------          ------

GREECE -- (0.1%)
    Other Securities....................................                  29,719,693            0.1%
                                                                     ---------------          ------

HUNGARY -- (0.4%)
#   OTP Bank P.L.C......................................   4,005,156      76,482,558            0.4%
    Other Securities....................................                  11,937,305            0.1%
                                                                     ---------------          ------
TOTAL HUNGARY...........................................                  88,419,863            0.5%
                                                                     ---------------          ------

INDIA -- (7.3%)
    ICICI Bank, Ltd. Sponsored ADR......................   3,344,526     142,710,924            0.8%
    Reliance Industries, Ltd............................  21,131,225     328,571,526            1.8%
    State Bank of India.................................   2,505,452      86,574,863            0.5%
    Other Securities....................................                 903,630,114            4.6%
                                                                     ---------------          ------
TOTAL INDIA.............................................               1,461,487,427            7.7%
                                                                     ---------------          ------

INDONESIA -- (2.6%)
    Other Securities....................................                 531,581,240            2.8%
                                                                     ---------------          ------

ISRAEL -- (0.0%)
    Other Securities....................................                     179,391            0.0%
                                                                     ---------------          ------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                       Percentage
                                                           Shares        Value++     of Net Assets**
                                                           ------        -------     ---------------
MALAYSIA -- (3.9%)
    Other Securities....................................             $   774,185,098            4.1%
                                                                     ---------------          ------

MEXICO -- (6.7%)
    Alfa S.A.B. de C.V. Class A.........................  50,229,549     132,688,709            0.7%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  17,909,307     226,373,641            1.2%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,566,579     232,968,375            1.2%
#   Grupo Financiero Banorte S.A.B. de C.V..............  23,649,283     157,068,369            0.8%
    Other Securities....................................                 589,874,651            3.2%
                                                                     ---------------          ------
TOTAL MEXICO............................................               1,338,973,745            7.1%
                                                                     ---------------          ------

PHILIPPINES -- (1.1%)
    Other Securities....................................                 211,231,050            1.1%
                                                                     ---------------          ------

POLAND -- (1.9%)
    PGE SA..............................................  14,358,931      99,777,343            0.5%
#   Polski Koncern Naftowy Orlen SA.....................   6,279,050      94,021,799            0.5%
    Other Securities....................................                 191,785,994            1.0%
                                                                     ---------------          ------
TOTAL POLAND............................................                 385,585,136            2.0%
                                                                     ---------------          ------

RUSSIA -- (3.6%)
    Gazprom OAO Sponsored ADR...........................  93,269,773     674,054,680            3.6%
    Other Securities....................................                  59,127,634            0.3%
                                                                     ---------------          ------
TOTAL RUSSIA............................................                 733,182,314            3.9%
                                                                     ---------------          ------

SOUTH AFRICA -- (7.4%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............   4,066,826      73,609,551            0.4%
    Barclays Africa Group, Ltd..........................   6,214,975      91,043,580            0.5%
#   Nedbank Group, Ltd..................................   3,855,686      82,653,953            0.4%
    Sanlam, Ltd.........................................  23,829,161     127,656,171            0.7%
    Standard Bank Group, Ltd............................  20,138,333     264,596,500            1.4%
#   Steinhoff International Holdings, Ltd...............  23,854,878     123,958,079            0.7%
    Other Securities....................................                 728,775,665            3.8%
                                                                     ---------------          ------
TOTAL SOUTH AFRICA......................................               1,492,293,499            7.9%
                                                                     ---------------          ------

SOUTH KOREA -- (14.3%)
    Hana Financial Group, Inc...........................   3,815,029     134,617,332            0.7%
#   Hyundai Motor Co....................................     382,144      85,205,290            0.5%
    KB Financial Group, Inc.............................   2,611,033      89,320,287            0.5%
#   KB Financial Group, Inc. ADR........................   3,171,116     108,864,412            0.6%
#   LG Electronics, Inc.................................   1,776,548     118,328,679            0.6%
    POSCO...............................................     675,780     199,644,504            1.1%
#   POSCO ADR...........................................   1,617,993     119,084,285            0.6%
    Samsung C&T Corp....................................   1,386,322      87,182,647            0.5%
    Shinhan Financial Group Co., Ltd....................   5,061,519     220,927,148            1.2%
    SK Holdings Co., Ltd................................     513,323      91,053,325            0.5%
    SK Innovation Co., Ltd..............................     845,193      96,824,762            0.5%
    Other Securities....................................               1,517,903,887            7.8%
                                                                     ---------------          ------
TOTAL SOUTH KOREA.......................................               2,868,956,558           15.1%
                                                                     ---------------          ------

TAIWAN -- (14.0%)
    Fubon Financial Holding Co., Ltd....................  88,739,471     114,853,842            0.6%
    Mega Financial Holding Co., Ltd..................... 136,903,915     104,811,122            0.6%
#   United Microelectronics Corp........................ 214,601,681      93,569,573            0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                       Percentage
                                            Shares       Value++     of Net Assets**
                                            ------       -------     ---------------
TAIWAN -- (Continued)
    Other Securities.....................            $ 2,503,584,789           13.1%
                                                     ---------------           -----
TOTAL TAIWAN.............................              2,816,819,326           14.8%
                                                     ---------------           -----

THAILAND -- (2.8%)
    PTT PCL.............................. 14,249,300     137,825,430            0.7%
    Other Securities.....................                419,320,311            2.2%
                                                     ---------------           -----
TOTAL THAILAND...........................                557,145,741            2.9%
                                                     ---------------           -----

TURKEY -- (2.3%)
    Turkiye Is Bankasi................... 33,315,167      78,789,979            0.4%
    Other Securities.....................                378,437,180            2.0%
                                                     ---------------           -----
TOTAL TURKEY.............................                457,227,159            2.4%
                                                     ---------------           -----
TOTAL COMMON STOCKS......................             18,056,892,163           95.1%
                                                     ---------------           -----

PREFERRED STOCKS -- (3.5%)
BRAZIL -- (3.4%)
    Petroleo Brasileiro SA............... 18,238,804     135,538,505            0.7%
    Vale SA..............................  6,212,932      73,616,174            0.4%
    Petroleo Brasileiro SA Sponsored ADR. 21,196,251     313,704,515            1.8%
    Other Securities.....................                159,563,066            0.7%
                                                     ---------------           -----
TOTAL BRAZIL.............................                682,422,260            3.6%
                                                     ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.....................                 15,735,620            0.1%
                                                     ---------------           -----
TOTAL PREFERRED STOCKS...................                698,157,880            3.7%
                                                     ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.....................                      4,380            0.0%
                                                     ---------------           -----

CHILE -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

HONG KONG -- (0.0%)
    Other Securities.....................                      5,766            0.0%
                                                     ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.....................                     86,959            0.0%
                                                     ---------------           -----

PHILIPPINES -- (0.0%)
    Other Securities.....................                      5,696            0.0%
                                                     ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.....................                  1,418,855            0.0%
                                                     ---------------           -----

TAIWAN -- (0.0%)
    Other Securities.....................                         82            0.0%
                                                     ---------------           -----
THAILAND -- (0.0%)
    Other Securities.....................                    122,763            0.0%
                                                     ---------------           -----
TOTAL RIGHTS/WARRANTS....................                  1,644,501            0.0%
                                                     ---------------           -----


DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                          Shares/
                                           Face                       Percentage
                                          Amount        Value+      of Net Assets**
                                          -------       ------      ---------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@   DFA Short Term Investment Fund.. 116,161,904 $ 1,343,993,228            7.1%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,065,502,363).............               $20,100,687,772          105.9%
                                                    ===============          ======

Summary of the Fund's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,176,151,486              --   --    $ 1,176,151,486
  Chile.......................    277,061,131              --   --        277,061,131
  China.......................    239,991,379 $ 2,557,332,752   --      2,797,324,131
  Colombia....................     22,287,355              --   --         22,287,355
  Czech Republic..............             --      37,080,820   --         37,080,820
  Greece......................             --      29,719,693   --         29,719,693
  Hungary.....................             --      88,419,863   --         88,419,863
  India.......................    167,750,251   1,293,737,176   --      1,461,487,427
  Indonesia...................      6,576,577     525,004,663   --        531,581,240
  Israel......................             --         179,391   --            179,391
  Malaysia....................             --     774,185,098   --        774,185,098
  Mexico......................  1,338,336,304         637,441   --      1,338,973,745
  Philippines.................             --     211,231,050   --        211,231,050
  Poland......................             --     385,585,136   --        385,585,136
  Russia......................        921,795     732,260,519   --        733,182,314
  South Africa................    202,757,635   1,289,535,864   --      1,492,293,499
  South Korea.................    352,323,627   2,516,632,931   --      2,868,956,558
  Taiwan......................     35,847,620   2,780,971,706   --      2,816,819,326
  Thailand....................    555,779,886       1,365,855   --        557,145,741
  Turkey......................             --     457,227,159   --        457,227,159
Preferred Stocks
  Brazil......................    682,422,260              --   --        682,422,260
  Colombia....................     15,735,620              --   --         15,735,620
Rights/Warrants
  Brazil......................             --           4,380   --              4,380
  Chile.......................             --              --   --                 --
  Hong Kong...................             --           5,766   --              5,766
  Malaysia....................             --          86,959   --             86,959
  Philippines.................             --           5,696   --              5,696
  South Korea.................             --       1,418,855   --          1,418,855
  Taiwan......................             82              --   --                 82
  Thailand....................             --         122,763   --            122,763
Securities Lending Collateral.             --   1,343,993,228   --      1,343,993,228
                               -------------- ---------------   --    ---------------
TOTAL......................... $5,073,943,008 $15,026,744,764   --    $20,100,687,772
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,599,184 of securities on loan)*....... $18,756,695
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,343,993
Foreign Currencies at Value..............................................      96,617
Cash.....................................................................      75,672
Receivables:
  Investment Securities Sold.............................................      36,495
  Dividends, Interest and Tax Reclaims...................................      42,093
  Securities Lending Income..............................................       2,577
  Unrealized Gain on Foreign Currency Contracts..........................           5
                                                                          -----------
     Total Assets........................................................  20,354,147
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,343,993
  Investment Securities Purchased........................................      32,937
  Due to Advisor.........................................................       1,568
Unrealized Loss on Foreign Currency Contracts............................           4
Accrued Expenses and Other Liabilities...................................       1,609
                                                                          -----------
     Total Liabilities...................................................   1,380,111
                                                                          -----------
NET ASSETS............................................................... $18,974,036
                                                                          ===========
Investments at Cost...................................................... $18,721,509
                                                                          ===========
Foreign Currencies at Cost............................................... $    96,278
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $18,636).......... $ 178,771
    Interest......................................................         4
    Income from Securities Lending................................    10,808
                                                                   ---------
       Total Investment Income....................................   189,583
                                                                   ---------
  Expenses
    Investment Advisory Services Fees.............................     9,150
    Accounting & Transfer Agent Fees..............................       492
    Custodian Fees................................................     3,341
    Shareholders' Reports.........................................        13
    Directors'/Trustees' Fees & Expenses..........................       125
    Professional Fees.............................................       312
    Other.........................................................       166
                                                                   ---------
       Total Expenses.............................................    13,599
                                                                   ---------
    Fees Paid Indirectly..........................................       (27)
                                                                   ---------
    Net Expenses..................................................    13,572
                                                                   ---------
    Net Investment Income (Loss)..................................   176,011
                                                                   ---------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:..................................
      Investment Securities Sold..................................  (356,782)
      Foreign Currency Transactions...............................    (2,068)
    Change in Unrealized Appreciation (Depreciation) of:..........
      Investment Securities and Foreign Currency..................  (444,396)
      Translation of Foreign Currency Denominated Amounts.........       100
                                                                   ---------
    Net Realized and Unrealized Gain (Loss).......................  (803,146)
                                                                   ---------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $(627,135)
                                                                   =========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                             Six Months       Year
                                                                                Ended        Ended
                                                                              April 30,     Oct. 31,
                                                                                2014          2013
                                                                             -----------  -----------
                                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................................. $   176,011  $   419,407
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................    (356,782)     304,248
    Foreign Currency Transactions...........................................      (2,068)      (2,833)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................    (444,396)     724,674
    Translation of Foreign Currency Denominated Amounts.....................         100            7
                                                                             -----------  -----------
       Net Increase (Decrease) in Net Assets Resulting from Operations......    (627,135)   1,445,503
                                                                             -----------  -----------
Transactions in Interest:
  Contributions.............................................................     896,469    2,894,722
  Withdrawals...............................................................    (722,584)  (1,797,261)
                                                                             -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..................     173,885    1,097,461
                                                                             -----------  -----------
     Total Increase (Decrease) in Net Assets................................    (453,250)   2,542,964
Net Assets
  Beginning of Period.......................................................  19,427,286   16,884,322
                                                                             -----------  -----------
  End of Period............................................................. $18,974,036  $19,427,286
                                                                             ===========  ===========

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                Dimensional Emerging Markets Value Fund
                                           --------------------------------------------------------------------------------
                                             Six Months         Year         Year         Year          Year        Year
                                                Ended          Ended        Ended        Ended         Ended       Ended
                                              April 30,       Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,
                                                2014            2013         2012         2011          2010        2009
                                           ---------------------------------------------------------------------------------
                                             (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
Total Return..............................       (3.22)%(D)        8.43%        1.10%      (14.47)%       30.55%      79.39%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $18,974,036      $19,427,286  $16,884,322  $14,003,579   $11,917,955  $7,965,125
Ratio of Expenses to Average Net Assets...        0.15%(E)         0.16%        0.20%        0.20%         0.19%       0.21%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........        0.15%(E)         0.16%        0.20%        0.20%         0.19%       0.21%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.92%(E)         2.32%        2.43%        2.29%         1.81%       2.17%
Portfolio Turnover Rate...................           6%(D)            6%           8%           5%           15%         20%
----------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. The Fund will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2014, the Fund had significant transfers of securities with a total value of $988,867 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2014, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $425 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the six months ended April 30, 2014, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were $27 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $12 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $1,325,742 $1,034,797

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $20,183,112  $3,056,570  $(3,138,994)    $(82,424)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the six months ended April 30, 2014, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average    Average Loan     Days     Expense  Borrowed During
                                         Interest Rate   Balance    Outstanding* Incurred   The Period
                                         ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.     0.84%       $23,708         5          $3        $29,704

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2014, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of April 30, 2014.

H. Securities Lending:

   As of April 30, 2014, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $364,411 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 13, 2013 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and/or DFA Australia Limited serve as sub-advisors. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043014-001S

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2014 (Unaudited)

Dimensional Investment Group Inc.
LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2014

Dear Fellow Shareholder,

Since our founding 33 years ago, Dimensional has grown into a global asset management firm. We believe well-functioning markets that bring together investors who supply capital with companies that put capital to work are what make our business and investment approach successful.

At Dimensional, we combine insights gained from academia and a belief in the power of markets with decades of practical experience implementing in competitive markets. By applying this approach, we have built up a long and compelling track record across global equity and fixed income markets.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                                             Page
                                                                                             ----
Letter to Shareholders
Definitions of Abbreviations and Footnotes..................................................   1
Dimensional Investment Group Inc.
   Disclosure of Fund Expenses..............................................................   2
   Disclosure of Portfolio Holdings.........................................................   4
   Schedules of Investments
       LWAS/DFA U.S. High Book to Market Portfolio..........................................   5
       LWAS/DFA Two-Year Fixed Income Portfolio.............................................   6
       LWAS/DFA Two-Year Government Portfolio...............................................   8
   Statements of Assets and Liabilities.....................................................   9
   Statements of Operations.................................................................  11
   Statements of Changes in Net Assets......................................................  12
   Financial Highlights.....................................................................  13
   Notes to Financial Statements............................................................  15
DFA Investment Dimensions Group Inc. - LWAS/DFA International High Book to Market Portfolio
   Disclosure of Fund Expenses..............................................................  22
   Disclosure of Portfolio Holdings.........................................................  23
   Schedule of Investments..................................................................  24
   Statement of Assets and Liabilities......................................................  25
   Statement of Operations..................................................................  26
   Statements of Changes in Net Assets......................................................  27
   Financial Highlights.....................................................................  28
   Notes to Financial Statements............................................................  29
The DFA Investment Trust Company
   Disclosure of Fund Expenses..............................................................  33
   Disclosure of Portfolio Holdings.........................................................  34
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series......................................................  35
       The DFA International Value Series...................................................  38
   Statements of Assets and Liabilities.....................................................  42
   Statements of Operations.................................................................  43
   Statements of Changes in Net Assets......................................................  44
   Financial Highlights.....................................................................  45
   Notes to Financial Statements............................................................  46
Voting Proxies on Fund Portfolio Securities.................................................  53
Board Approval of Investment Advisory Agreements............................................  54

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of April 30, 2014.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       Six Months Ended April 30, 2014
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/13  04/30/14    Ratio*   Period*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. High Book to Market Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,093.00    0.34%    $1.76
Hypothetical 5% Annual Return................. $1,000.00 $1,023.11    0.34%    $1.71

LWAS/DFA Two-Year Fixed Income Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,002.20    0.28%    $1.39
Hypothetical 5% Annual Return................. $1,000.00 $1,023.41    0.28%    $1.40

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/13  04/30/14    Ratio*   Period*
                                        --------- --------- ---------- --------
LWAS/DFA Two-Year Government Portfolio
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,001.30    0.27%    $1.34
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.46    0.27%    $1.35

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   LWAS/DFA U.S. High Book to Market Portfolio.             100.0%

FIXED INCOME PORTFOLIOS

                   LWAS/DFA Two-Year Fixed Income Portfolio
              Corporate....................................   6.9%
              Government...................................  37.6%
              Foreign Corporate............................  20.6%
              Foreign Government...........................  23.8%
              Supranational................................  11.1%
                                                            -----
                                                            100.0%

                    LWAS/DFA Two-Year Government Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                                   Value+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of The DFA
      Investment Trust Company.................................. $69,318,953
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $33,485,019)........................................... $69,318,953
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
AGENCY OBLIGATIONS -- (11.9%)
Federal Home Loan Mortgage Corporation
     1.750%, 09/10/15............................. $3,900 $ 3,981,089
Federal National Mortgage Association
     0.500%, 09/28/15.............................    500     501,735
     4.375%, 10/15/15.............................  3,500   3,708,757
     1.625%, 10/26/15.............................  3,500   3,572,646
                                                          -----------
TOTAL AGENCY OBLIGATIONS..........................         11,764,227
                                                          -----------

BONDS -- (61.9%)
Agence Francaise de Developpement
     1.250%, 06/09/14.............................  2,000   2,001,872
Asian Development Bank
     0.500%, 08/17/15.............................  1,000   1,002,920
Australia & New Zealand Banking Group, Ltd.
     3.700%, 01/13/15.............................  1,500   1,535,350
     0.900%, 02/12/16.............................    500     502,773
Bank Nederlandse Gemeenten
     3.125%, 01/12/15.............................    500     509,802
     1.375%, 03/23/15.............................  1,000   1,009,690
     2.750%, 07/01/15.............................    500     514,017
     2.500%, 01/11/16.............................    600     620,700
Bank of New York Mellon Corp. (The)
     3.100%, 01/15/15.............................    700     713,908
     2.950%, 06/18/15.............................  1,000   1,028,174
Bank of Nova Scotia Floating Rate Note
(r)  0.575%, 08/01/14.............................  2,000   2,001,958
British Columbia, Province of Canada
     2.850%, 06/15/15.............................  2,000   2,057,850
Commonwealth Bank of Australia
     3.750%, 10/15/14.............................  1,500   1,522,507
     3.500%, 03/19/15.............................    300     308,372
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     1.875%, 12/15/14.............................  2,000   2,018,940
     2.125%, 10/13/15.............................    500     511,678
Council Of Europe Development Bank
     2.750%, 02/10/15.............................    900     917,258
     2.625%, 02/16/16.............................  1,000   1,038,861
     1.375%, 03/22/16.............................    600     610,062
Development Bank of Japan, Inc.
     2.875%, 04/20/15.............................    500     512,266
EUROFIMA
     4.500%, 03/06/15.............................  1,000   1,035,108
European Bank for Reconstruction & Development
     2.500%, 03/15/16.............................  1,000   1,037,455
European Investment Bank
     4.875%, 02/16/16.............................  2,000   2,157,802
FMS Wertmanagement AoeR
     0.625%, 04/18/16.............................    500     501,171

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
General Electric Capital Corp.
     1.000%, 01/08/16............................. $2,500 $ 2,516,875
International Bank for Reconstruction &
 Development
     2.125%, 03/15/16.............................  2,000   2,063,710
KFW
     1.250%, 10/26/15.............................  2,000   2,026,516
Kommunalbanken A.S.
     1.000%, 02/09/15.............................    500     502,920
     2.750%, 05/05/15.............................    400     409,916
     2.375%, 01/19/16.............................  1,700   1,756,369
Kommunekredit
     0.750%, 09/02/14.............................  1,000   1,001,640
Manitoba, Province of Canada
     2.625%, 07/15/15.............................  1,200   1,233,466
National Australia Bank, Ltd.
     2.000%, 03/09/15.............................  2,000   2,027,764
     1.600%, 08/07/15.............................    500     507,226
Nederlandse Waterschapsbank NV
     0.750%, 03/29/16.............................  2,000   2,008,312
Nordea Bank AB
     3.700%, 11/13/14.............................  2,000   2,035,308
Nordic Investment Bank
     2.250%, 03/15/16.............................  1,000   1,033,484
Oesterreichische Kontrollbank AG
     4.875%, 02/16/16.............................  1,000   1,078,383
Ontario, Province of Canada
     4.500%, 02/03/15.............................    800     825,396
     2.950%, 02/05/15.............................  1,300   1,326,500
     4.750%, 01/19/16.............................    556     596,655
Quebec, Province of Canada
     4.600%, 05/26/15.............................  2,000   2,090,680
Royal Bank of Canada
     0.800%, 10/30/15.............................    450     452,101
     2.625%, 12/15/15.............................  2,000   2,066,328
Svensk Exportkredit AB
     0.625%, 09/04/15.............................    800     803,298
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.416%, 05/01/15.............................  2,250   2,253,562
Toyota Motor Credit Corp.
     1.000%, 02/17/15.............................  1,200   1,207,348
     2.800%, 01/11/16.............................  1,235   1,281,188
Westpac Banking Corp.
     3.000%, 08/04/15.............................  2,000   2,062,224
     1.125%, 09/25/15.............................    474     478,396
                                                          -----------
TOTAL BONDS.......................................         61,316,059
                                                          -----------

U.S. TREASURY OBLIGATIONS -- (25.6%)
U.S. Treasury Notes
     0.375%, 11/15/15.............................  1,000   1,002,148
     0.250%, 12/15/15.............................  4,300   4,298,486
     2.125%, 12/31/15.............................  1,900   1,958,113
     0.375%, 01/15/16.............................  4,800   4,806,187

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
    2.000%, 01/31/16............................. $2,600 $ 2,676,781
    0.375%, 02/15/16.............................  2,000   2,001,718
    2.625%, 02/29/16.............................  1,400   1,458,407
    0.375%, 03/15/16.............................  3,000   3,000,819
    0.375%, 03/31/16.............................  2,200   2,199,914
    0.375%, 04/30/16.............................  2,000   1,998,438
                                                         -----------
TOTAL U.S. TREASURY OBLIGATIONS..................         25,401,011
                                                         -----------

                                                  Shares
                                                  ------
TEMPORARY CASH INVESTMENTS -- (0.6%)
    State Street Institutional Liquid Reserves,
     0.074%...................................... 603,644     603,644
                                                          -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $98,973,590).............................          $99,084,941
                                                          ===========

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                  ----------------------------------------
                                  Level 1    Level 2   Level 3    Total
                                  -------- ----------- ------- -----------
      Agency Obligations.........       -- $11,764,227   --    $11,764,227
      Bonds......................       --  61,316,059   --     61,316,059
      U.S. Treasury Obligations..       --  25,401,011   --     25,401,011
      Temporary Cash Investments. $603,644          --   --        603,644
                                  -------- -----------   --    -----------
      TOTAL...................... $603,644 $98,481,297   --    $99,084,941
                                  ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                  Face
                                                 Amount     Value+
                                                 ------- ------------
                                                 (000)
           AGENCY OBLIGATIONS -- (23.2%)
           Federal Farm Credit Bank
             0.500%, 06/23/15................... $   320 $    321,398
           Federal Home Loan Bank
             1.750%, 09/11/15...................  22,705   23,173,677
             0.375%, 02/19/16...................   5,900    5,898,655
             3.125%, 03/11/16...................   4,485    4,715,919
                                                         ------------
           TOTAL AGENCY OBLIGATIONS.............           34,109,649
                                                         ------------

           U.S. TREASURY OBLIGATIONS -- (76.3%)
           U.S. Treasury Notes
             1.750%, 07/31/15...................   2,000    2,039,766
             4.250%, 08/15/15...................     200      210,531
             0.250%, 09/15/15...................  17,600   17,614,432
             0.250%, 10/15/15...................     700      700,410
             0.375%, 11/15/15...................  31,800   31,868,307
             0.250%, 12/15/15...................  15,500   15,494,544
             2.625%, 02/29/16...................  15,600   16,250,816
             0.250%, 04/15/16...................  27,800   27,720,715
                                                         ------------
           TOTAL U.S. TREASURY OBLIGATIONS......          111,899,521
                                                         ------------

                                                              Shares
                                                              -------
TEMPORARY CASH INVESTMENTS -- (0.5%)
State Street Institutional U.S. Government Money Market Fund. 684,313      684,313
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $146,511,864).........................................         $146,693,483
                                                                      ============

Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                 ------------------------------------------
                                 Level 1    Level 2    Level 3    Total
                                 -------- ------------ ------- ------------
     Agency Obligations.........       -- $ 34,109,649   --    $ 34,109,649
     U.S. Treasury Obligations..       --  111,899,521   --     111,899,521
     Temporary Cash Investments. $684,313           --   --         684,313
                                 -------- ------------   --    ------------
     TOTAL...................... $684,313 $146,009,170   --    $146,693,483
                                 ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
 (Affiliated Investment Company) at Value.............................................. $     69,319
Prepaid Expenses and Other Assets......................................................           12
                                                                                        ------------
     Total Assets......................................................................       69,331
                                                                                        ------------
LIABILITIES:
Payables:
  Due to Advisor.......................................................................            1
Accrued Expenses and Other Liabilities.................................................           17
                                                                                        ------------
     Total Liabilities.................................................................           18
                                                                                        ------------
NET ASSETS............................................................................. $     69,313
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    3,598,645
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      19.26
                                                                                        ============
Investment in Affiliated Investment Company at Cost.................................... $     33,485
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     31,173
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          137
Accumulated Net Realized Gain (Loss)...................................................        2,169
Net Unrealized Appreciation (Depreciation).............................................       35,834
                                                                                        ------------
NET ASSETS............................................................................. $     69,313
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                          LWAS/DFA     LWAS/DFA
                                                                                          Two-Year     Two-Year
                                                                                        Fixed Income  Government
                                                                                         Portfolio    Portfolio
                                                                                        ------------ ------------
ASSETS:
Investments at Value................................................................... $     98,481 $    146,009
Temporary Cash Investments at Value & Cost.............................................          604          684
Receivables:
  Interest.............................................................................          450          237
Prepaid Expenses and Other Assets......................................................           12           13
                                                                                        ------------ ------------
     Total Assets......................................................................       99,547      146,943
                                                                                        ------------ ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.................................................................           14           25
  Due to Advisor.......................................................................           12           18
Accrued Expenses and Other Liabilities.................................................           17           25
                                                                                        ------------ ------------
     Total Liabilities.................................................................           43           68
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     99,504 $    146,875
                                                                                        ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    9,935,238   14,836,477
                                                                                        ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      10.02 $       9.90
                                                                                        ============ ============
Investments at Cost.................................................................... $     98,370 $    145,828
                                                                                        ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     99,301 $    146,521
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           29           12
Accumulated Net Realized Gain (Loss)...................................................           63          161
Net Unrealized Appreciation (Depreciation).............................................          111          181
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     99,504 $    146,875
                                                                                        ============ ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000  300,000,000
                                                                                        ============ ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                           LWAS/DFA  LWAS/DFA
                                                                          U.S. High  Two-Year   LWAS/DFA
                                                                           Book to     Fixed    Two-Year
                                                                            Market    Income   Government
                                                                          Portfolio* Portfolio Portfolio
                                                                          ---------- --------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends..............................................................   $  642       --         --
  Income from Securities Lending.........................................        7       --         --
  Expenses Allocated from Affiliated Investment Company..................      (37)      --         --
                                                                            ------     ----       ----
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................      612       --         --
                                                                            ------     ----       ----
Fund Investment Income
  Interest...............................................................       --     $237       $242
                                                                            ------     ----       ----
     Total Investment Income.............................................       --      237        242
                                                                            ------     ----       ----
Fund Expenses
  Investment Advisory Services Fees......................................       --       72        109
  Administrative Services Fees...........................................        3       --         --
  Accounting & Transfer Agent Fees.......................................       10        5          6
  Shareholder Servicing Fees.............................................       51       39         58
  Custodian Fees.........................................................       --        1          1
  Filing Fees............................................................        8        9         10
  Shareholders' Reports..................................................        2        3          5
  Directors'/Trustees' Fees & Expenses...................................       --        1          1
  Professional Fees......................................................        1        2          4
  Other..................................................................        2        1          1
                                                                            ------     ----       ----
     Total Expenses......................................................       77      133        195
                                                                            ------     ----       ----
  Net Investment Income (Loss)...........................................      535      104         47
                                                                            ------     ----       ----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    2,173       71        172
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................    3,370      (12)        17
                                                                            ------     ----       ----
  Net Realized and Unrealized Gain (Loss)................................    5,543       59        189
                                                                            ------     ----       ----
Net Increase (Decrease) in Net Assets Resulting from Operations..........   $6,078     $163       $236
                                                                            ======     ====       ====

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  LWAS/DFA U.S. High Book   LWAS/DFA Two-Year      LWAS/DFA Two-Year
                                                 to Market Portfolio      Fixed Income Portfolio Government Portfolio
                                                ------------------------  --------------------   --------------------
                                                Six Months      Year      Six Months     Year    Six Months    Year
                                                   Ended       Ended         Ended      Ended       Ended     Ended
                                                 April 30,    Oct. 31,     April 30,   Oct. 31,   April 30,  Oct. 31,
                                                   2014         2013         2014        2013       2014       2013
                                                -----------   --------    -----------  --------  ----------- --------
                                                (Unaudited)               (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................   $   535     $  1,142      $   104    $    244   $     47   $     72
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................     2,173        6,899           71         116        172        319
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities......................     3,370       11,517          (12)       (101)        17        (95)
                                                  -------      --------     -------    --------   --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     6,078       19,558          163         259        236        296
                                                  -------      --------     -------    --------   --------   --------
Distributions From:
  Net Investment Income........................      (436)      (1,172)         (99)       (271)       (30)      (116)
  Net Short-Term Gains.........................        --           --          (67)       (360)      (135)      (955)
  Net Long-Term Gains..........................    (2,398)          --          (48)        (44)      (180)       (29)
                                                  -------      --------     -------    --------   --------   --------
     Total Distributions.......................    (2,834)      (1,172)        (214)       (675)      (345)    (1,100)
                                                  -------      --------     -------    --------   --------   --------
Capital Share Transactions (1):
  Shares Issued................................     1,730        5,461        9,483      18,639     12,447     28,064
  Shares Issued in Lieu of Cash
   Distributions...............................     2,834        1,049          214         560        344        805
  Shares Redeemed..............................    (5,761)     (18,546)      (4,868)    (13,383)   (11,012)   (28,133)
                                                  -------      --------     -------    --------   --------   --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    (1,197)     (12,036)       4,829       5,816      1,779        736
                                                  -------      --------     -------    --------   --------   --------
     Total Increase (Decrease) in Net
      Assets...................................     2,047        6,350        4,778       5,400      1,670        (68)
Net Assets
  Beginning of Period..........................    67,266       60,916       94,726      89,326    145,205    145,273
                                                  -------      --------     -------    --------   --------   --------
  End of Period................................   $69,313     $ 67,266      $99,504    $ 94,726   $146,875   $145,205
                                                  =======      ========     =======    ========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued................................        92          340          947       1,860      1,257      2,835
  Shares Issued in Lieu of Cash
   Distributions...............................       156           67           21          56         35         81
  Shares Redeemed..............................      (305)      (1,152)        (486)     (1,335)    (1,113)    (2,841)
                                                  -------      --------     -------    --------   --------   --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       (57)        (745)         482         581        179         75
                                                  =======      ========     =======    ========   ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................   $   137     $     38      $    29    $     24   $     12   $     (5)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     LWAS/DFA U.S. High Book to Market Portfolio
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2014         2013     2012     2011     2010     2009
------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 18.40     $ 13.84  $ 11.96  $ 11.52  $  9.80  $  9.04
                                                                -------     -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.15        0.28     0.25     0.20     0.19     0.18
  Net Gains (Losses) on Securities (Realized and Unrealized).      1.51        4.57     1.87     0.44     1.72     0.79
                                                                -------     -------  -------  -------  -------  -------
   Total from Investment Operations..........................      1.66        4.85     2.12     0.64     1.91     0.97
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.12)      (0.29)   (0.24)   (0.20)   (0.19)   (0.21)
  Net Realized Gains.........................................     (0.68)         --       --       --       --       --
                                                                -------     -------  -------  -------  -------  -------
   Total Distributions.......................................     (0.80)      (0.29)   (0.24)   (0.20)   (0.19)   (0.21)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 19.26     $ 18.40  $ 13.84  $ 11.96  $ 11.52  $  9.80
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      9.30%(C)   35.41%   18.01%    5.48%   19.71%   11.61%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $69,313     $67,266  $60,916  $62,759  $67,314  $65,927
Ratio of Expenses to Average Net Assets (B)..................      0.34%(D)    0.34%    0.34%    0.34%    0.35%    0.38%
Ratio of Net Investment Income to Average Net Assets.........      1.59%(D)    1.77%    1.93%    1.56%    1.78%    2.20%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               LWAS/DFA Two-Year Fixed Income Portfolio
                                                      ---------------------------------------------------------
                                                      Six Months      Year     Year     Year     Year     Year
                                                         Ended       Ended    Ended    Ended    Ended    Ended
                                                       April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                         2014         2013     2012     2011     2010     2009
-----------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period.................   $ 10.02     $ 10.07  $ 10.10  $ 10.13  $ 10.03  $  9.84
                                                        -------     -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.01        0.03     0.04     0.05     0.08     0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................      0.01          --     0.03     0.03     0.11     0.23
                                                        -------     -------  -------  -------  -------  -------
   Total from Investment Operations..................      0.02        0.03     0.07     0.08     0.19     0.42
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.01)      (0.03)   (0.04)   (0.06)   (0.09)   (0.23)
  Net Realized Gains.................................     (0.01)      (0.05)   (0.06)   (0.05)      --       --
                                                        -------     -------  -------  -------  -------  -------
   Total Distributions...............................     (0.02)      (0.08)   (0.10)   (0.11)   (0.09)   (0.23)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................   $ 10.02     $ 10.02  $ 10.07  $ 10.10  $ 10.13  $ 10.03
===================================================== ===========   ======== ======== ======== ======== ========
Total Return.........................................      0.22%(C)    0.26%    0.75%    0.73%    1.89%    4.31%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................   $99,504     $94,726  $89,326  $92,897  $89,264  $77,398
Ratio of Expenses to Average Net Assets..............      0.28%(D)    0.29%    0.30%    0.30%    0.31%    0.34%
Ratio of Net Investment Income to Average Net Assets.      0.22%(D)    0.27%    0.40%    0.54%    0.82%    1.92%
Portfolio Turnover Rate..............................        51%(C)      57%     102%      98%     113%      77%
-----------------------------------------------------------------------------------------------------------------

                                                                  LWAS/DFA Two-Year Government Portfolio
                                                      --------------------------------------------------------------
                                                      Six Months      Year      Year      Year      Year      Year
                                                         Ended       Ended     Ended     Ended     Ended     Ended
                                                       April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                         2014         2013      2012      2011      2010      2009
---------------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period.................  $   9.91     $   9.96  $   9.98  $  10.07  $  10.10  $   9.80
                                                       --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................        --         0.01      0.02      0.04      0.07      0.18
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................      0.01         0.02      0.04      0.02      0.13      0.33
                                                       --------     --------  --------  --------  --------  --------
   Total from Investment Operations..................      0.01         0.03      0.06      0.06      0.20      0.51
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................        --        (0.01)    (0.03)    (0.04)    (0.08)    (0.21)
  Net Realized Gains.................................     (0.02)       (0.07)    (0.05)    (0.11)    (0.15)       --
                                                       --------     --------  --------  --------  --------  --------
   Total Distributions...............................     (0.02)       (0.08)    (0.08)    (0.15)    (0.23)    (0.21)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................  $   9.90     $   9.91  $   9.96  $   9.98  $  10.07  $  10.10
===================================================== ===========   ========  ========  ========  ========  ========
Total Return.........................................      0.13%(C)     0.26%     0.50%     0.66%     1.98%     5.21%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................  $146,875     $145,205  $145,273  $178,442  $173,724  $136,508
Ratio of Expenses to Average Net Assets..............      0.27%(D)     0.28%     0.28%     0.29%     0.29%     0.31%
Ratio of Net Investment Income to Average Net Assets.      0.06%(D)     0.05%     0.19%     0.41%     0.72%     1.76%
Portfolio Turnover Rate..............................        78%(C)      160%      111%      127%      166%      112%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2014, the Feeder Fund owned 1% of the Series.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund, but is compensated for the investment advisory services it provides to the Feeder Fund's Master Fund. For the six months ended April 30, 2014, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                Administrative   Advisory
                                                Services Fees  Services Fees
                                                -------------- -------------
   LWAS/DFA U.S. High Book to Market Portfolio.      0.01%           --
   LWAS/DFA Two-Year Fixed Income Portfolio....        --          0.15%
   LWAS/DFA Two-Year Government Portfolio......        --          0.15%

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                        Shareholder
                                                       Servicing Fees
                                                       --------------
          LWAS/DFA U.S. High Book to Market Portfolio.      0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio....      0.08%
          LWAS/DFA Two-Year Government Portfolio......      0.08%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                LWAS/DFA U.S. High Book to Market Portfolio. $3
                LWAS/DFA Two-Year Fixed Income Portfolio....  4
                LWAS/DFA Two-Year Government Portfolio......  6

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                           U.S. Government Securities Other Investment Securities
                                           -------------------------- ---------------------------
                                           Purchases      Sales       Purchases       Sales
                                           ---------       --------   ---------        -------
 LWAS/DFA Two-Year Fixed Income Portfolio. $ 27,879      $ 19,191      $25,202       $28,310
 LWAS/DFA Two-Year Government Portfolio...  115,183       112,505           --            --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                Increase       Increase
                                                               (Decrease)     (Decrease)
                                                Increase     Undistributed   Accumulated
                                               (Decrease)    Net Investment  Net Realized
                                             Paid-In Capital     Income     Gains (Losses)
                                             --------------- -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio.      $443           $(114)         $(329)
LWAS/DFA Two-Year Fixed Income Portfolio....        --              --             --
LWAS/DFA Two-Year Government Portfolio......        --              --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2012........................................     $1,185           --      $1,185
2013........................................      1,172           --       1,172
LWAS/DFA Two-Year Fixed Income Portfolio
2012........................................        854          $90         944
2013........................................        631           44         675
LWAS/DFA Two-Year Government Portfolio
2012........................................      1,187           --       1,187
2013........................................      1,071           29       1,100

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- -----
LWAS/DFA U.S. High Book to Market Portfolio.      $114          $329      $443

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                             Undistributed                                 Total Net
                                             Net Investment                              Distributable
                                               Income and   Undistributed   Unrealized     Earnings
                                               Short-Term     Long-Term    Appreciation   Accumulated
                                             Capital Gains  Capital Gains (Depreciation)   (Losses)
                                             -------------- ------------- -------------- -------------
LWAS/DFA U.S. High Book to Market Portfolio.      $ 42         $2,396        $32,462        $34,900
LWAS/DFA Two-Year Fixed Income Portfolio....        88             46            123            257
LWAS/DFA Two-Year Government Portfolio......       126            179            164            469

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after

October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2013, the LWAS/DFA U.S. High Book to Market Portfolio utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              LWAS/DFA U.S. High Book to Market Portfolio. $4,175

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                       Net
                                                                                    Unrealized
                                             Federal   Unrealized    Unrealized    Appreciation
                                             Tax Cost Appreciation (Depreciation) (Depreciation)
                                             -------- ------------ -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio. $ 33,486   $35,833          --          $35,833
LWAS/DFA Two-Year Fixed Income Portfolio....   98,974       117         $(6)             111
LWAS/DFA Two-Year Government Portfolio......  146,512       181          --              181

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2014.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

   At April 30, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
                                                 ------------ --------------
    LWAS/DFA U.S. High Book to Market Portfolio.      2             95%
    LWAS/DFA Two-Year Fixed Income Portfolio....      3             97%
    LWAS/DFA Two-Year Government Portfolio......      2             93%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                              Six Months Ended April 30, 2014
EXPENSE TABLES
                                                      Beginning  Ending              Expenses
                                                       Account  Account   Annualized   Paid
                                                        Value    Value     Expense    During
                                                      11/01/13  04/30/14    Ratio*   Period*
                                                      --------- --------- ---------- --------
LWAS/DFA International High Book to Market Portfolio
----------------------------------------------------
Actual Fund Return................................... $1,000.00 $1,053.20    0.50%    $2.55
Hypothetical 5% Annual Return........................ $1,000.00 $1,022.32    0.50%    $2.51

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by country.

                     Affiliated Investment Company. 100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                                   Value+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The DFA International Value Series of The DFA
      Investment Trust Company.................................. $79,435,206
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $63,154,597)........................................... $79,435,206
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
 (Affiliated Investment Company) at Value.............................................. $     79,435
Prepaid Expenses and Other Assets......................................................           12
                                                                                        ------------
     Total Assets......................................................................       79,447
                                                                                        ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.................................................................            5
  Due to Advisor.......................................................................            1
Accrued Expenses and Other Liabilities.................................................           22
                                                                                        ------------
     Total Liabilities.................................................................           28
                                                                                        ------------
NET ASSETS............................................................................. $     79,419
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    8,492,576
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       9.35
                                                                                        ============
Investment in Affiliated Investment Company at Cost.................................... $     63,155
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     61,355
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          663
Accumulated Net Realized Gain (Loss)...................................................        1,111
Net Unrealized Foreign Exchange Gain (Loss)............................................           10
Net Unrealized Appreciation (Depreciation).............................................       16,280
                                                                                        ------------
NET ASSETS............................................................................. $     79,419
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  200,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO*

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

    Investment Income
      Dividends (Net of Foreign Taxes Withheld of $97).............. $2,291
      Income from Securities Lending................................     47
      Expenses Allocated from Affiliated Investment Company.........    (83)
                                                                     ------
         Total Investment Income....................................  2,255
                                                                     ------
    Expenses
      Administrative Services Fees..................................      4
      Accounting & Transfer Agent Fees..............................     12
      Shareholder Servicing Fees....................................     73
      Filing Fees...................................................     14
      Shareholders' Reports.........................................      3
      Directors'/Trustees' Fees & Expenses..........................      1
      Professional Fees.............................................      1
      Other.........................................................      1
                                                                     ------
         Total Expenses.............................................    109
                                                                     ------
      Net Investment Income (Loss)..................................  2,146
                                                                     ------
    Realized and Unrealized Gain (Loss)
      Net Realized Gain (Loss) on:
        Investment Securities Sold..................................  1,131
        Foreign Currency Transactions...............................      3
      Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency..................    758
                                                                     ------
      Net Realized and Unrealized Gain (Loss).......................  1,892
                                                                     ------
    Net Increase (Decrease) in Net Assets Resulting from Operations. $4,038
                                                                     ======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        Six Months    Year
                                                                                           Ended     Ended
                                                                                         April 30,  Oct. 31,
                                                                                           2014       2013
-                                                                                       ----------- --------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................................................   $ 2,146   $  2,079
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................     1,131      3,625
    Futures............................................................................        --        (14)
    Foreign Currency Transactions......................................................         3        (20)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................       758     11,905
    Translation of Foreign Currency Denominated Amounts................................        --          6
                                                                                          -------   --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     4,038     17,581
                                                                                          -------   --------
Distributions From:
  Net Investment Income................................................................    (1,547)    (2,242)
  Net Short-Term Gains.................................................................      (145)        --
  Net Long-Term Gains..................................................................    (3,304)    (4,494)
                                                                                          -------   --------
     Total Distributions...............................................................    (4,996)    (6,736)
                                                                                          -------   --------
Capital Share Transactions (1):
  Shares Issued........................................................................     2,753      7,334
  Shares Issued in Lieu of Cash Distributions..........................................     4,995      5,799
  Shares Redeemed......................................................................    (5,272)   (12,977)
                                                                                          -------   --------
     Net Increase (Decrease) from Capital Share Transactions...........................     2,476        156
                                                                                          -------   --------
     Total Increase (Decrease) in Net Assets...........................................     1,518     11,001
Net Assets
  Beginning of Period..................................................................    77,901     66,900
                                                                                          -------   --------
  End of Period........................................................................   $79,419   $ 77,901
                                                                                          =======   ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................       299        869
  Shares Issued in Lieu of Cash Distributions..........................................       562        723
  Shares Redeemed......................................................................      (569)    (1,527)
                                                                                          -------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................       292         65
                                                                                          =======   ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).   $   663   $     64

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              Six Months      Year     Year     Year      Year     Year
                                                                 Ended       Ended    Ended    Ended     Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                                 2014         2013     2012     2011      2010     2009
-------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $  9.50     $  8.22  $  8.68  $ 10.38   $  9.66  $ 11.40
                                                                -------     -------  -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.26        0.25     0.28     0.32      0.22     0.25
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.21        1.87    (0.10)   (1.09)     0.79     2.14
                                                                -------     -------  -------  -------   -------  -------
   Total from Investment Operations..........................      0.47        2.12     0.18    (0.77)     1.01     2.39
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.19)      (0.27)   (0.28)   (0.31)    (0.23)   (0.27)
  Net Realized Gains.........................................     (0.43)      (0.57)   (0.36)   (0.62)    (0.06)   (3.86)
                                                                -------     -------  -------  -------   -------  -------
   Total Distributions.......................................     (0.62)      (0.84)   (0.64)   (0.93)    (0.29)   (4.13)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $  9.35     $  9.50  $  8.22  $  8.68   $ 10.38  $  9.66
============================================================= ===========   ======== ======== ========  ======== ========
Total Return.................................................      5.32%(C)   27.91%    2.89%   (8.30)%   10.85%   34.92%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $79,419     $77,901  $66,900  $72,856   $85,892  $85,504
Ratio of Expenses to Average Net Assets (B)..................      0.50%(D)    0.49%    0.50%    0.49%     0.50%    0.52%
Ratio of Net Investment Income to Average Net Assets.........      5.61%(D)    2.91%    3.49%    3.24%     2.29%    2.99%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2014, the Portfolio owned 1% of the Series.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $3 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2014, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF an effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $130 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains (losses) and gains on securities considered to be "passive foreign investment companies", tax equalization and foreign capital gains tax were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         Increase       Increase
                                                                        (Decrease)     (Decrease)
                                                         Increase     Undistributed   Accumulated
                                                        (Decrease)    Net Investment  Net Realized
                                                      Paid-In Capital     Income     Gains (Losses)
                                                      --------------- -------------- --------------
LWAS/DFA International High Book to Market Portfolio.      $257           $(109)         $(148)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term
                                                      Capital Gains  Capital Gains Total
                                                      -------------- ------------- ------
LWAS/DFA International High Book to Market Portfolio
2012.................................................     $2,327        $2,965     $5,292
2013.................................................      2,242         4,494      6,736

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term
                                                      Capital Gains  Capital Gains Total
                                                      -------------- ------------- -----
LWAS/DFA International High Book to Market Portfolio.      $101          $156      $257

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                            Undistributed                                 Total Net
                                            Net Investment                              Distributable
                                              Income and   Undistributed   Unrealized     Earnings
                                              Short-Term     Long-Term    Appreciation  (Accumulated
                                            Capital Gains  Capital Gains (Depreciation)    Losses)
                                            -------------- ------------- -------------- -------------
LWAS/DFA International High Book to Market
  Portfolio................................      $266         $3,297        $15,465        $19,028

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2013, the Portfolio did not utilize capital loss carryforwards.

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                Net
                                                                                             Unrealized
                                                      Federal   Unrealized    Unrealized    Appreciation
                                                      Tax Cost Appreciation (Depreciation) (Depreciation)
                                                      -------- ------------ -------------- --------------
LWAS/DFA International High Book to Market Portfolio. $63,222    $16,213          --          $16,213

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2014.

F. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Other:

   At April 30, 2014, two shareholders held approximately 96% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

H. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2014
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/13  04/30/14    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,094.50    0.11%    $0.57
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,055.10    0.22%    $1.12
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70    0.22%    $1.10

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.0%
              Consumer Staples.............................   7.1%
              Energy.......................................  22.2%
              Financials...................................  22.6%
              Health Care..................................   9.7%
              Industrials..................................  11.4%
              Information Technology.......................   7.2%
              Materials....................................   3.3%
              Telecommunication Services...................   4.2%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   4.6%
              Energy.......................................  14.3%
              Financials...................................  34.7%
              Health Care..................................   3.7%
              Industrials..................................  10.0%
              Information Technology.......................   3.5%
              Materials....................................  11.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.8%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (97.0%)
Consumer Discretionary -- (11.6%)
    Comcast Corp. Class A................  9,873,756 $  511,065,611            3.1%
#   Comcast Corp. Special Class A........  3,813,064    194,580,656            1.2%
    General Motors Co....................  3,716,863    128,157,436            0.8%
    Time Warner Cable, Inc...............  1,876,119    265,395,794            1.6%
    Time Warner, Inc.....................  5,052,904    335,816,000            2.0%
    Other Securities.....................               556,054,796            3.2%
                                                     --------------           -----
Total Consumer Discretionary.............             1,991,070,293           11.9%
                                                     --------------           -----
Consumer Staples -- (6.9%)
    Archer-Daniels-Midland Co............  3,151,861    137,830,881            0.8%
    CVS Caremark Corp....................  6,986,047    508,025,338            3.0%
    Mondelez International, Inc. Class A.  7,976,433    284,359,836            1.7%
    Other Securities.....................               251,992,010            1.6%
                                                     --------------           -----
Total Consumer Staples...................             1,182,208,065            7.1%
                                                     --------------           -----
Energy -- (21.6%)
    Anadarko Petroleum Corp..............  2,644,697    261,877,897            1.6%
    Apache Corp..........................  1,895,772    164,553,010            1.0%
    Baker Hughes, Inc....................  1,938,026    135,468,017            0.8%
    Chevron Corp.........................  4,835,771    606,985,976            3.6%
    ConocoPhillips.......................  6,993,622    519,696,051            3.1%
    Devon Energy Corp....................  1,721,246    120,487,220            0.7%
    Exxon Mobil Corp.....................  1,502,573    153,878,501            0.9%
    Hess Corp............................  1,628,606    145,206,511            0.9%
    Marathon Oil Corp....................  3,640,872    131,617,523            0.8%
    Marathon Petroleum Corp..............  1,752,484    162,893,388            1.0%
    National Oilwell Varco, Inc..........  2,032,845    159,639,318            1.0%
    Occidental Petroleum Corp............  2,152,468    206,098,811            1.2%
    Phillips 66..........................  2,926,797    243,568,046            1.5%
    Valero Energy Corp...................  2,806,975    160,474,761            1.0%
    Other Securities.....................               532,312,812            3.1%
                                                     --------------           -----
Total Energy.............................             3,704,757,842           22.2%
                                                     --------------           -----
Financials -- (22.0%)
    American International Group, Inc....  6,143,899    326,425,354            2.0%
    Bank of America Corp................. 26,957,644    408,138,730            2.4%
    Bank of New York Mellon Corp. (The)..  3,735,585    126,524,264            0.8%
    Capital One Financial Corp...........  2,096,624    154,940,514            0.9%
    Citigroup, Inc.......................  7,932,413    380,041,907            2.3%
    CME Group, Inc.......................  1,612,799    113,524,922            0.7%
    JPMorgan Chase & Co..................  9,265,436    518,679,107            3.1%
    MetLife, Inc.........................  4,300,949    225,154,680            1.3%
    Morgan Stanley.......................  6,887,527    213,031,210            1.3%
    Prudential Financial, Inc............  1,944,264    156,863,220            0.9%
    SunTrust Banks, Inc..................  2,600,602     99,499,033            0.6%
    Other Securities.....................             1,051,677,256            6.3%
                                                     --------------           -----
Total Financials.........................             3,774,500,197           22.6%
                                                     --------------           -----
Health Care -- (9.3%)
    Aetna, Inc...........................  2,009,110    143,550,909            0.9%
*   Express Scripts Holding Co...........  3,072,578    204,572,243            1.2%
    Pfizer, Inc.......................... 16,350,996    511,459,155            3.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                           Shares        Value+      of Net Assets**
                                                           ------        ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc......................  1,947,634 $   222,030,276            1.3%
      WellPoint, Inc.....................................  1,674,297     168,568,222            1.0%
      Other Securities...................................                357,718,328            2.1%
                                                                     ---------------          ------
Total Health Care........................................              1,607,899,133            9.6%
                                                                     ---------------          ------
Industrials -- (11.1%)
      CSX Corp...........................................  5,604,703     158,164,719            1.0%
      Eaton Corp. P.L.C..................................  2,273,922     165,177,694            1.0%
      FedEx Corp.........................................    828,737     112,915,416            0.7%
      General Electric Co................................ 12,431,885     334,293,388            2.0%
      Norfolk Southern Corp..............................  1,681,939     158,993,694            1.0%
      Northrop Grumman Corp..............................  1,364,645     165,818,014            1.0%
      Union Pacific Corp.................................  1,891,022     360,107,319            2.2%
      Other Securities...................................                448,194,227            2.5%
                                                                     ---------------          ------
Total Industrials........................................              1,903,664,471           11.4%
                                                                     ---------------          ------
Information Technology -- (7.0%)
      Corning, Inc.......................................  5,762,032     120,484,089            0.7%
      Hewlett-Packard Co.................................  9,619,949     318,035,514            1.9%
      Intel Corp.........................................  5,871,145     156,700,860            0.9%
      Other Securities...................................                606,174,129            3.7%
                                                                     ---------------          ------
Total Information Technology.............................              1,201,394,592            7.2%
                                                                     ---------------          ------
Materials -- (3.2%)
      Freeport-McMoRan Copper & Gold, Inc................  4,647,012     159,717,802            1.0%
      Other Securities...................................                395,751,544            2.3%
                                                                     ---------------          ------
Total Materials..........................................                555,469,346            3.3%
                                                                     ---------------          ------

Telecommunication Services -- (4.0%)
      AT&T, Inc.......................................... 15,116,213     539,648,804            3.2%
      Other Securities...................................                153,431,442            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                693,080,246            4.1%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 54,600,112            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             16,668,644,297           99.7%
                                                                     ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.074%. 69,498,079      69,498,079            0.4%
                                                                     ---------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@  DFA Short Term Investment Fund..................... 38,162,068     441,535,131            2.7%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,925,873,386)...............................              $17,179,677,507          102.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,991,070,293           --   --    $ 1,991,070,293
  Consumer Staples............   1,182,208,065           --   --      1,182,208,065
  Energy......................   3,704,757,842           --   --      3,704,757,842
  Financials..................   3,774,500,197           --   --      3,774,500,197
  Health Care.................   1,607,899,133           --   --      1,607,899,133
  Industrials.................   1,903,664,471           --   --      1,903,664,471
  Information Technology......   1,201,394,592           --   --      1,201,394,592
  Materials...................     555,469,346           --   --        555,469,346
  Telecommunication Services..     693,080,246           --   --        693,080,246
  Utilities...................      54,600,112           --   --         54,600,112
Temporary Cash Investments....      69,498,079           --   --         69,498,079
Securities Lending Collateral.              -- $441,535,131   --        441,535,131
                               --------------- ------------   --    ---------------
TOTAL......................... $16,738,142,376 $441,535,131   --    $17,179,677,507
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (90.6%)
  AUSTRALIA -- (4.6%)
      Santos, Ltd...................... 4,099,271 $ 52,558,232            0.6%
      Wesfarmers, Ltd.................. 2,586,337  102,933,877            1.1%
      Other Securities.................            321,643,082            3.3%
                                                  ------------           -----
  TOTAL AUSTRALIA......................            477,135,191            5.0%
                                                  ------------           -----

  AUSTRIA -- (0.1%)
      Other Securities.................             15,658,992            0.2%
                                                  ------------           -----

  BELGIUM -- (1.2%)
      Other Securities.................            128,323,164            1.4%
                                                  ------------           -----

  CANADA -- (8.0%)
  #   Canadian Natural Resources, Ltd.. 1,849,320   75,352,978            0.8%
      Manulife Financial Corp.......... 3,287,435   61,726,575            0.7%
      Suncor Energy, Inc............... 3,750,370  144,670,082            1.5%
      Other Securities.................            554,656,413            5.8%
                                                  ------------           -----
  TOTAL CANADA.........................            836,406,048            8.8%
                                                  ------------           -----

  DENMARK -- (1.6%)
      Other Securities.................            163,115,860            1.7%
                                                  ------------           -----

  FINLAND -- (0.9%)
      Other Securities.................             94,719,007            1.0%
                                                  ------------           -----

  FRANCE -- (9.5%)
      AXA SA........................... 4,004,754  104,508,095            1.1%
      BNP Paribas SA................... 1,975,744  148,466,225            1.6%
      Cie de St-Gobain................. 1,078,023   66,045,558            0.7%
  #   GDF Suez......................... 3,247,971   81,859,990            0.9%
      Orange SA........................ 3,875,091   62,781,400            0.7%
      Renault SA.......................   740,603   72,408,643            0.8%
      Societe Generale SA.............. 1,296,228   80,725,428            0.8%
      Vivendi SA....................... 3,686,124   99,034,179            1.0%
      Other Securities.................            279,123,896            2.8%
                                                  ------------           -----
  TOTAL FRANCE.........................            994,953,414           10.4%
                                                  ------------           -----

  GERMANY -- (7.4%)
  #   Allianz SE.......................   518,031   90,152,856            1.0%
      Bayerische Motoren Werke AG......   683,720   85,946,981            0.9%
      Daimler AG....................... 2,088,586  194,445,529            2.0%
  #   E.ON SE.......................... 3,638,090   69,687,054            0.7%
  #   Muenchener Rueckversicherungs AG.   297,828   68,845,597            0.7%
      RWE AG........................... 1,358,567   51,844,377            0.6%
      Other Securities.................            207,837,909            2.2%
                                                  ------------           -----
  TOTAL GERMANY........................            768,760,303            8.1%
                                                  ------------           -----

  HONG KONG -- (1.9%)
      Hutchison Whampoa, Ltd........... 5,076,000   69,640,150            0.7%
      Other Securities.................            134,088,552            1.4%
                                                  ------------           -----
  TOTAL HONG KONG......................            203,728,702            2.1%
                                                  ------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
IRELAND -- (0.2%)
    Other Securities........................            $   18,770,592            0.2%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                32,609,956            0.3%
                                                        --------------           -----

ITALY -- (1.6%)
    UniCredit SpA...........................  6,290,570     56,361,264            0.6%
    Other Securities........................               113,430,866            1.2%
                                                        --------------           -----
TOTAL ITALY.................................               169,792,130            1.8%
                                                        --------------           -----

JAPAN -- (18.3%)
    Mitsubishi Corp.........................  3,482,500     62,362,177            0.7%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    131,142,580            1.4%
    Mitsui & Co., Ltd.......................  4,220,700     59,859,529            0.6%
    Mizuho Financial Group, Inc............. 42,833,200     83,893,411            0.9%
    Nippon Steel & Sumitomo Metal Corp...... 19,029,940     49,927,655            0.5%
    Sumitomo Mitsui Financial Group, Inc....  1,688,300     66,739,011            0.7%
    Other Securities........................             1,455,186,354           15.2%
                                                        --------------           -----
TOTAL JAPAN.................................             1,909,110,717           20.0%
                                                        --------------           -----

NETHERLANDS -- (3.2%)
#   ArcelorMittal...........................  3,159,312     51,374,315            0.5%
*   ING Groep NV............................  6,479,202     92,619,251            1.0%
    Other Securities........................               195,212,987            2.1%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               339,206,553            3.6%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 8,078,915            0.1%
                                                        --------------           -----

NORWAY -- (0.7%)
    Other Securities........................                70,152,730            0.7%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 8,215,156            0.1%
                                                        --------------           -----

SINGAPORE -- (1.1%)
    Other Securities........................               118,422,958            1.2%
                                                        --------------           -----

SPAIN -- (2.6%)
    Banco Santander SA......................  8,200,002     81,554,496            0.8%
    Iberdrola SA............................  9,376,631     65,500,776            0.7%
    Other Securities........................               119,686,535            1.3%
                                                        --------------           -----
TOTAL SPAIN.................................               266,741,807            2.8%
                                                        --------------           -----

SWEDEN -- (2.9%)
    Nordea Bank AB..........................  5,366,449     77,763,053            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,832,490            0.6%
    Other Securities........................               163,261,946            1.7%
                                                        --------------           -----
TOTAL SWEDEN................................               297,857,489            3.1%
                                                        --------------           -----

SWITZERLAND -- (8.8%)
    Credit Suisse Group AG..................  1,928,358     61,134,025            0.6%
    Holcim, Ltd.............................    887,877     81,432,888            0.9%
    Novartis AG.............................  2,434,443    211,632,207            2.2%
    Novartis AG ADR.........................    681,571     59,255,783            0.6%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            Percentage
                                                Shares        Value++     of Net Assets**
                                                ------        -------     ---------------
SWITZERLAND -- (Continued)
      Swiss Re AG.............................  1,412,545 $   123,514,466            1.3%
      UBS AG..................................  4,344,251      90,855,076            1.0%
      Zurich Insurance Group AG...............    321,452      92,179,146            1.0%
      Other Securities........................                194,865,896            2.0%
                                                          ---------------          ------
TOTAL SWITZERLAND.............................                914,869,487            9.6%
                                                          ---------------          ------

UNITED KINGDOM -- (15.5%)
      Anglo American P.L.C....................  2,938,851      78,564,591            0.8%
      Barclays P.L.C. Sponsored ADR...........  5,037,005      86,183,156            0.9%
      BP P.L.C. Sponsored ADR.................  6,938,726     351,238,309            3.7%
      Glencore Xstrata P.L.C..................  9,442,477      50,949,377            0.5%
#     HSBC Holdings P.L.C. Sponsored ADR......  1,892,534      97,124,844            1.0%
      Kingfisher P.L.C........................  8,040,406      56,896,948            0.6%
#     Royal Dutch Shell P.L.C. ADR(780259107).  3,323,210     281,309,727            3.0%
      Royal Dutch Shell P.L.C. ADR(780259206).    755,142      59,459,881            0.6%
      Vodafone Group P.L.C.................... 19,078,000      72,431,667            0.8%
      Vodafone Group P.L.C. Sponsored ADR.....  2,056,797      78,076,025            0.8%
      Other Securities........................                401,284,528            4.2%
                                                          ---------------          ------
TOTAL UNITED KINGDOM..........................              1,613,519,053           16.9%
                                                          ---------------          ------
TOTAL COMMON STOCKS...........................              9,450,148,224           99.1%
                                                          ---------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities........................                 28,133,374            0.3%
                                                          ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities........................                         --            0.0%
                                                          ---------------          ------

FRANCE -- (0.0%)
      Other Securities........................                    304,214            0.0%
                                                          ---------------          ------

HONG KONG -- (0.0%)
      Other Securities........................                     49,049            0.0%
                                                          ---------------          ------

SPAIN -- (0.0%)
      Other Securities........................                  1,734,756            0.0%
                                                          ---------------          ------

TOTAL RIGHTS/WARRANTS.........................                  2,088,019            0.0%
                                                          ---------------          ------

                                                Shares/
                                                 Face
                                                Amount        Value+
                                                -------       ------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund.......... 82,550,804     955,112,801           10.0%
                                                          ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,605,115,658)........................            $10,435,482,418          109.4%
                                                          ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $    1,974,118 $  475,161,073   --    $   477,135,191
  Austria.....................             --     15,658,992   --         15,658,992
  Belgium.....................      3,952,688    124,370,476   --        128,323,164
  Canada......................    836,406,048             --   --        836,406,048
  Denmark.....................             --    163,115,860   --        163,115,860
  Finland.....................      2,128,584     92,590,423   --         94,719,007
  France......................      5,948,762    989,004,652   --        994,953,414
  Germany.....................     76,929,392    691,830,911   --        768,760,303
  Hong Kong...................             --    203,728,702   --        203,728,702
  Ireland.....................      6,301,524     12,469,068   --         18,770,592
  Israel......................             --     32,609,956   --         32,609,956
  Italy.......................     24,068,580    145,723,550   --        169,792,130
  Japan.......................     62,859,115  1,846,251,602   --      1,909,110,717
  Netherlands.................     27,544,627    311,661,926   --        339,206,553
  New Zealand.................             --      8,078,915   --          8,078,915
  Norway......................        322,262     69,830,468   --         70,152,730
  Portugal....................             --      8,215,156   --          8,215,156
  Singapore...................             --    118,422,958   --        118,422,958
  Spain.......................     15,348,649    251,393,158   --        266,741,807
  Sweden......................     11,416,422    286,441,067   --        297,857,489
  Switzerland.................    102,217,682    812,651,805   --        914,869,487
  United Kingdom..............    996,765,713    616,753,340   --      1,613,519,053
Preferred Stocks
  Germany.....................             --     28,133,374   --         28,133,374
Rights/Warrants
  Australia...................             --             --   --                 --
  France......................             --        304,214   --            304,214
  Hong Kong...................             --         49,049   --             49,049
  Spain.......................             --      1,734,756   --          1,734,756
Securities Lending Collateral.             --    955,112,801   --        955,112,801
                               -------------- --------------   --    ---------------
TOTAL......................... $2,174,184,166 $8,261,298,252   --    $10,435,482,418
                               ============== ==============   ==    ===============


                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                              The U.S.      The DFA
                                                                                             Large Cap   International
                                                                                            Value Series Value Series*
                                                                                            ------------ -------------
ASSETS:
Investments at Value (including $432,843 and $922,064 of securities on loan, respectively). $16,668,644   $ 9,480,370
Temporary Cash Investments at Value & Cost.................................................      69,498            --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...................     441,535       955,113
Foreign Currencies at Value................................................................          --        34,442
Cash.......................................................................................          --        12,095
Receivables:
  Investment Securities Sold...............................................................      22,131         8,683
  Dividends, Interest and Tax Reclaims.....................................................      14,957        38,974
  Securities Lending Income................................................................         265         2,482
Unrealized Gain on Foreign Currency Contracts..............................................          --             8
                                                                                            -----------   -----------
     Total Assets..........................................................................  17,217,030    10,532,167
                                                                                            -----------   -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................................     441,535       955,113
  Investment Securities Purchased..........................................................      61,418        36,644
  Due to Advisor...........................................................................       1,360         1,541
Unrealized Loss on Foreign Currency Contracts..............................................          --            10
Accrued Expenses and Other Liabilities.....................................................         779           474
                                                                                            -----------   -----------
     Total Liabilities.....................................................................     505,092       993,782
                                                                                            -----------   -----------
NET ASSETS................................................................................. $16,711,938   $ 9,538,385
                                                                                            ===========   ===========
Investments at Cost........................................................................ $10,414,840   $ 7,650,003
                                                                                            ===========   ===========
Foreign Currencies at Cost................................................................. $        --   $    34,284
                                                                                            ===========   ===========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                               The U.S.      The DFA
                                                                              Large Cap   International
                                                                             Value Series Value Series
                                                                             ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $11,473, respectively).  $  148,837    $270,261
  Interest..................................................................           3           1
  Income from Securities Lending............................................       1,553       5,549
                                                                              ----------    --------
     Total Investment Income................................................     150,393     275,811
                                                                              ----------    --------
Expenses
  Investment Advisory Services Fees.........................................       7,825       8,965
  Accounting & Transfer Agent Fees..........................................         403         236
  Custodian Fees............................................................          75         362
  Shareholders' Reports.....................................................           9           5
  Directors'/Trustees' Fees & Expenses......................................          99          59
  Professional Fees.........................................................         172         101
  Other.....................................................................          36          47
                                                                              ----------    --------
     Total Expenses.........................................................       8,619       9,775
                                                                              ----------    --------
  Fees Paid Indirectly......................................................          --          (5)
                                                                              ----------    --------
  Net Expenses..............................................................       8,619       9,770
                                                                              ----------    --------
  Net Investment Income (Loss)..............................................     141,774     266,041
                                                                              ----------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.............................................     366,497     124,552
    Foreign Currency Transactions...........................................          --         335
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................     907,355     101,142
    Translation of Foreign Currency Denominated Amounts.....................          --          66
                                                                              ----------    --------
  Net Realized and Unrealized Gain (Loss)...................................   1,273,852     226,095
                                                                              ----------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............  $1,415,626    $492,136
                                                                              ==========    ========

----------
* Net of foreign capital gain taxes withheld of $0 and $7, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               The U.S. Large Cap Value  The DFA International Value
                                                                        Series                    Series
                                                               ------------------------  --------------------------
                                                               Six Months       Year     Six Months        Year
                                                                  Ended        Ended        Ended         Ended
                                                                April 30,     Oct. 31,    April 30,      Oct. 31,
                                                                  2014          2013        2014           2013
                                                               -----------  -----------  -----------   -----------
                                                               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   141,774  $   250,494  $  266,041    $   252,489
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................     366,497    1,042,669     124,552        394,216
    Futures...................................................          --           --          --         (1,587)
    Foreign Currency Transactions.............................          --           --         335         (2,158)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................     907,355    2,531,751     101,142      1,329,657
    Translation of Foreign Currency Denominated Amounts.......          --           --          66            544
                                                               -----------  -----------  ----------    -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   1,415,626    3,824,914     492,136      1,973,161
                                                               -----------  -----------  ----------    -----------
Transactions in Interest:
  Contributions...............................................     825,366    1,639,135     469,662      1,055,913
  Withdrawals.................................................    (368,042)  (1,214,213)   (215,543)    (1,475,193)
                                                               -----------  -----------  ----------    -----------
     Net Increase (Decrease) from Transactions in Interest....     457,324      424,922     254,119       (419,280)
                                                               -----------  -----------  ----------    -----------
     Total Increase (Decrease) in Net Assets..................   1,872,950    4,249,836     746,255      1,553,881
Net Assets
  Beginning of Period.........................................  14,838,988   10,589,152   8,792,130      7,238,249
                                                               -----------  -----------  ----------    -----------
  End of Period............................................... $16,711,938  $14,838,988  $9,538,385    $ 8,792,130
                                                               ===========  ===========  ==========    ===========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $7 and $3, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                          The U.S. Large Cap Value Series
                                   ----------------------------------------------------------------------------  --------------
                                     Six Months        Year         Year        Year        Year        Year      Six Months
                                        Ended         Ended        Ended       Ended       Ended       Ended         Ended
                                      April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                        2014           2013         2012        2011        2010        2009         2014
--------------------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)                                                                  (Unaudited)
Total Return......................        9.45%(C)       35.68%       18.31%       5.69%      19.96%      11.90%       5.51%(C)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $16,711,938     $14,838,988  $10,589,152  $9,335,107  $8,816,400  $7,508,400  $9,538,385
Ratio of Expenses to Average Net
 Assets...........................        0.11%(D)        0.11%        0.12%       0.12%       0.12%       0.13%       0.22%(D)
Ratio of Expenses to Average Net
 Assets (Excluding Fees Paid
 Indirectly)......................        0.11%(D)        0.11%        0.12%       0.12%       0.12%       0.13%       0.22%(D)
Ratio of Net Investment Income to
 Average Net Assets...............        1.81%(D)        1.98%        2.15%       1.79%       2.02%       2.42%       5.94%(D)
Portfolio Turnover Rate...........           8%(C)          15%          10%         14%         28%         29%          8%(C)
--------------------------------------------------------------------------------------------------------------------------------

                                         The DFA International Value Series
                                   ------------------------------------------------------------
                                      Year        Year         Year        Year        Year
                                     Ended       Ended        Ended       Ended       Ended
                                    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                      2013        2012         2011        2010        2009
-----------------------------------------------------------------------------------------------

Total Return......................      28.18%       3.17%      (8.04)%      11.13%      35.41%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $8,792,130  $7,238,249  $6,955,907   $6,919,633  $6,191,964
Ratio of Expenses to Average Net
 Assets...........................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Expenses to Average Net
 Assets (Excluding Fees Paid
 Indirectly)......................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Net Investment Income to
 Average Net Assets...............       3.20%       3.75%       3.47%        2.55%       3.22%
Portfolio Turnover Rate...........         15%         14%          9%          20%         18%
-----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International

Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and
(ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the six months ended April 30, 2014, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.     $5

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2014, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $383
                    The DFA International Value Series.  276

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               Purchases    Sales
                                               ---------- ----------
           The U.S. Large Cap Value Series.... $1,851,848 $1,259,638
           The DFA International Value Series.  1,125,082    709,817

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 Net
                                                                              Unrealized
                                     Federal     Unrealized    Unrealized    Appreciation
                                     Tax Cost   Appreciation (Depreciation) (Depreciation)
                                    ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series.... $10,926,067  $6,313,025    $ (59,415)     $6,253,610
The DFA International Value Series.   8,613,314   2,266,781     (444,612)      1,822,169

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the six months ended April 30, 2014, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series....     0.85%       $12,485         8          $2        $32,996
The DFA International Value Series.     0.83%        10,282         4           1         11,874

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2014, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2014.

I. Securities Lending:

   As of April 30, 2014, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $24,703 (in thousands). Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the

Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 13, 2013 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. For The DFA International Value Series, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined based on the Fund's investment strategies and the expectations of its shareholder base, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043014-003S

[LOGO]


SEMI-ANNUAL REPORT
six months ended: April 30, 2014 (Unaudited)

Dimensional Investment Group Inc.
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2014

Dear Fellow Shareholder,

Since our founding 33 years ago, Dimensional has grown into a global asset management firm. We believe well-functioning markets that bring together investors who supply capital with companies that put capital to work are what make our business and investment approach successful.

At Dimensional, we combine insights gained from academia and a belief in the power of markets with decades of practical experience implementing in competitive markets. By applying this approach, we have built up a long and compelling track record across global equity and fixed income markets.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                               Page
                                                               ----
             Letter to Shareholders
             Definitions of Abbreviations and Footnotes.......   1
                Disclosure of Fund Expenses...................   2
                Disclosure of Portfolio Holdings..............   4
                Schedules of Investments
                    Global Equity Portfolio...................   5
                    Global Allocation 60/40 Portfolio.........   6
                    Global Allocation 25/75 Portfolio.........   7
                Statements of Assets and Liabilities..........   8
                Statements of Operations......................   9
                Statements of Changes in Net Assets...........  10
                Financial Highlights..........................  11
                Notes to Financial Statements.................  15
             Voting Proxies on Fund Portfolio Securities......  24
             Board Approval of Investment Advisory Agreements.  25

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.
(C)  Non-Annualized
(D)  Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
N/A  Does not apply to this fund.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended April 30, 2014
     EXPENSE TABLES
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/13  04/30/14    Ratio*   Period*
                                    --------- --------- ---------- --------
     Global Equity Portfolio**
     -------------------------
     Actual Fund Return
      Class R2 Shares.............. $1,000.00 $1,065.00    0.55%    $2.82
      Institutional Class Shares... $1,000.00 $1,066.80    0.30%    $1.54
     Hypothetical 5% Annual Return
      Class R2 Shares.............. $1,000.00 $1,022.07    0.55%    $2.76
      Institutional Class Shares... $1,000.00 $1,023.31    0.30%    $1.51

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/13  04/30/14    Ratio*   Period*
                                       --------- --------- ---------- --------
  Global Allocation 60/40 Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,043.40    0.53%    $2.69
   Institutional Class Shares......... $1,000.00 $1,044.80    0.28%    $1.42
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.17    0.53%    $2.66
   Institutional Class Shares......... $1,000.00 $1,023.41    0.28%    $1.40

  Global Allocation 25/75 Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,019.20    0.53%    $2.65
   Institutional Class Shares......... $1,000.00 $1,020.60    0.28%    $1.40
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.17    0.53%    $2.66
   Institutional Class Shares......... $1,000.00 $1,023.41    0.28%    $1.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                          Affiliated Investment Companies
                                          -------------------------------
       Global Equity Portfolio...........              100.0%
       Global Allocation 60/40 Portfolio.              100.0%
       Global Allocation 25/75 Portfolio.              100.0%

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                            Shares        Value+
                                                          ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.2%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 101,649,309 $1,684,329,054
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................  72,991,196    961,294,045
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc....................  33,474,775    562,041,470
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................  15,460,537    304,881,782
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc....................   1,828,951     53,954,069
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company.......................                      1,137
                                                                      --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,438,348,770)...............................              3,566,501,557
                                                                      --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
State Street Institutional Liquid Reserves, 0.074%
  (Cost $27,751,603).....................................  27,751,603     27,751,603
                                                                      --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,466,100,373)...............................             $3,594,253,160
                                                                      ==============

Summary of the Global Fund's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $3,566,501,557   --      --    $3,566,501,557
 Temporary Cash Investments......     27,751,603   --      --        27,751,603
                                  --------------   --      --    --------------
 TOTAL........................... $3,594,253,160   --      --    $3,594,253,160
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                                         Shares       Value+
                                                                       ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................. 36,285,668 $  601,253,520
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................. 26,146,390    344,347,962
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 31,249,213    318,741,969
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................. 19,545,408    212,067,677
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................. 12,044,078    202,220,075
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................................  5,512,890    108,714,189
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.................................  9,966,398    106,241,806
Investment in DFA Five-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................  9,683,981    106,136,429
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................  4,479,590     53,083,137
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................  5,158,482     53,080,782
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................    651,112     19,207,790
                                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,707,630,491)............................................             2,125,095,336
                                                                                  --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,707,630,491)............................................            $2,125,095,336
                                                                                  ==============

Summary of the Global Fund's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $2,125,095,336   --      --    $2,125,095,336
                                  --------------   --      --    --------------
 TOTAL........................... $2,125,095,336   --      --    $2,125,095,336
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                                                                        Shares      Value+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................ 18,294,858 $183,131,532
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................ 16,877,185  183,117,457
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................  4,365,345   72,333,768
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................  5,666,047   67,142,651
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  3,139,989   41,353,649
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  2,370,559   24,393,048
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  1,446,477   24,286,347
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................    658,027   12,976,296
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc................................     85,566    2,524,186
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $551,701,257).............................................             611,258,934
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.074%
  (Cost $151,038)....................................................    151,038      151,038
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $551,852,295).............................................            $611,409,972
                                                                                 ============

Summary of the Global Fund's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $611,258,934   --      --    $611,258,934
   Temporary Cash Investments......      151,038   --      --         151,038
                                    ------------   --      --    ------------
   TOTAL........................... $611,409,972   --      --    $611,409,972
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                               Global          Global
                                                                             Global Equity   Allocation      Allocation
                                                                               Portfolio   60/40 Portfolio 25/75 Portfolio
                                                                             ------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Companies at Value..................... $  3,566,502   $  2,125,095    $    611,259
Temporary Cash Investments at Value & Cost..................................       27,752             --             151
Receivables:
  Affiliated Investment Companies Sold......................................           --          2,527              --
  Interest..................................................................            1             --              --
  Fund Shares Sold..........................................................        4,047          1,837             322
Prepaid Expenses and Other Assets...........................................           66             51              44
                                                                             ------------   ------------    ------------
     Total Assets...........................................................    3,598,368      2,129,510         611,776
                                                                             ------------   ------------    ------------
LIABILITIES:
Payables:
  Affiliated Investment Companies Purchased.................................       27,002             --              --
  Fund Shares Redeemed......................................................        1,491            819             105
  Due to Advisor............................................................           12             32              15
  Line of Credit............................................................           --          2,027              --
Accrued Expenses and Other Liabilities......................................          117             76              27
                                                                             ------------   ------------    ------------
     Total Liabilities......................................................       28,622          2,954             147
                                                                             ------------   ------------    ------------
NET ASSETS.................................................................. $  3,569,746   $  2,126,556    $    611,629
                                                                             ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $10,297; $16,184 and $2,240 and shares outstanding of 558,344; 1,020,953 and 173,852,
 respectively............................................................... $      18.44   $      15.85    $      12.88
                                                                             ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................................  500,000,000    300,000,000     300,000,000
                                                                             ============   ============    ============
Institutional Class Shares -- based on net assets of $3,559,449; $2,110,372 and $609,389 and shares outstanding of 194,526,802; 133,786,270 and
 47,527,433, respectively................................................... $      18.30   $      15.77    $      12.82
                                                                             ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................................  700,000,000    500,000,000     300,000,000
                                                                             ============   ============    ============
Investments in Affiliated Investment Companies at Cost...................... $  2,438,349   $  1,707,630    $    551,701
                                                                             ------------   ------------    ------------
NET ASSETS CONSIST OF:
Paid-In Capital............................................................. $  2,638,453   $  1,733,949    $    554,616
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).........................................................         (100)           401             159
Accumulated Net Realized Gain (Loss)........................................     (196,760)       (25,259)         (2,704)
Net Unrealized Appreciation (Depreciation)..................................    1,128,153        417,465          59,558
                                                                             ------------   ------------    ------------
NET ASSETS.................................................................. $  3,569,746   $  2,126,556    $    611,629
                                                                             ============   ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                Global     Global
                                                                                              Allocation Allocation
                                                                                Global Equity   60/40      25/75
                                                                                 Portfolio*   Portfolio  Portfolio
                                                                                ------------- ---------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
    Income Distributions.......................................................   $ 27,017     $18,136    $ 4,187
                                                                                  --------     -------    -------
     Total Investment Income Received from Affiliated Investment Companies.....     27,017      18,136      4,187
                                                                                  --------     -------    -------
Fund Investment Income
  Interest.....................................................................          1          --         --
                                                                                  --------     -------    -------
Fund Expenses
  Administrative Services Fees.................................................      4,846       2,461        580
  Accounting & Transfer Agent Fees.............................................         30          26         22
  Shareholder Servicing Fees - Class R2 Shares.................................          9          19          3
  Custodian Fees...............................................................          1           1          1
  Filing Fees..................................................................         75          50         64
  Shareholders' Reports........................................................         54          30          7
  Directors'/Trustees' Fees & Expenses.........................................         20          12          4
  Professional Fees............................................................         16          11          4
  Other........................................................................          6           5          2
                                                                                  --------     -------    -------
     Total Expenses............................................................      5,057       2,615        687
                                                                                  --------     -------    -------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................................................     (4,763)     (2,271)      (491)
                                                                                  --------     -------    -------
  Net Expenses.................................................................        294         344        196
                                                                                  --------     -------    -------
  Net Investment Income (Loss).................................................     26,724      17,792      3,991
                                                                                  --------     -------    -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment Companies.....     16,780       8,355      1,259
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold................................         91        (207)       229
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.....................................    165,162      61,906      6,656
                                                                                  --------     -------    -------
  Net Realized and Unrealized Gain (Loss)......................................    182,033      70,054      8,144
                                                                                  --------     -------    -------
Net Increase (Decrease) in Net Assets Resulting from Operations................   $208,757     $87,846    $12,135
                                                                                  ========     =======    =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                       Global Allocation 60/40 Global Allocation 25/75
                                               Global Equity Portfolio        Portfolio              Portfolio
                                               ----------------------  ----------------------  ----------------------
                                               Six Months     Year     Six Months     Year     Six Months     Year
                                                  Ended      Ended        Ended      Ended        Ended      Ended
                                                April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                                  2014        2013        2014        2013        2014        2013
                                               ----------- ----------  ----------- ----------  -----------  --------
                                               (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   26,724  $   51,184  $   17,792  $   30,851   $  3,991    $  7,083
  Capital Gain Distributions Received from
   Affiliated Investment Companies............     16,780       7,950       8,355       4,799      1,259       1,410
  Net Realized Gain (Loss) on:
    Investment Securities Sold/Affiliated
     Investment Companies Shares
     Sold.....................................         91     (10,765)       (207)      1,303        229       1,772
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities/Affiliated
     Investment Companies Shares..............    165,162     600,681      61,906     209,667      6,656      19,661
                                               ----------  ----------  ----------  ----------   --------    --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................    208,757     649,050      87,846     246,620     12,135      29,926
                                               ----------  ----------  ----------  ----------   --------    --------
Distributions From:
  Net Investment Income:
    Class R2 Shares...........................        (46)        (86)       (125)       (217)       (14)        (30)
    Institutional Class Shares................    (26,717)    (51,265)    (18,447)    (30,410)    (4,461)     (6,867)
  Net Long-Term Gains:
    Class R2 Shares...........................         --          --          --          --         (5)         --
    Institutional Class Shares................         --          --          --          --     (1,337)         --
                                               ----------  ----------  ----------  ----------   --------    --------
     Total Distributions......................    (26,763)    (51,351)    (18,572)    (30,627)    (5,817)     (6,897)
                                               ----------  ----------  ----------  ----------   --------    --------
  Capital Share Transactions:
    Shares Issued.............................    581,858     737,795     432,291     596,727     91,096     207,303
    Shares Issued in Lieu of Cash
     Distributions............................     26,395      50,093      18,015      29,163      5,808       6,786
    Shares Redeemed...........................   (244,929)   (509,164)   (254,935)   (354,697)   (50,920)    (97,919)
                                               ----------  ----------  ----------  ----------   --------    --------
     Net Increase (Decrease) from Capital
      Share Transactions......................    363,324     278,724     195,371     271,193     45,984     116,170
                                               ----------  ----------  ----------  ----------   --------    --------
     Total Increase (Decrease) in Net
      Assets..................................    545,318     876,423     264,645     487,186     52,302     139,199
Net Assets
  Beginning of Period.........................  3,024,428   2,148,005   1,861,911   1,374,725    559,327     420,128
                                               ----------  ----------  ----------  ----------   --------    --------
  End of Period............................... $3,569,746  $3,024,428  $2,126,556  $1,861,911   $611,629    $559,327
                                               ==========  ==========  ==========  ==========   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................... $     (100) $      (61) $      401  $    1,181   $    159    $    643

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                Class R2 Shares

                                                                    Global Equity Portfolio
                                                   ---------------------------------------------------------
                                                   Six Months      Year     Year     Year     Year     Year
                                                      Ended       Ended    Ended    Ended    Ended    Ended
                                                    April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                      2014         2013     2012     2011     2010     2009
--------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $ 17.44      $13.78   $12.67   $12.71   $10.82   $ 9.17
                                                     -------      ------   ------   ------   ------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.11        0.27     0.24     0.22     0.15     0.17
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      1.02        3.67     1.10    (0.04)    1.91     1.64
                                                     -------      ------   ------   ------   ------   ------
   Total from Investment Operations...............      1.13        3.94     1.34     0.18     2.06     1.81
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.13)      (0.28)   (0.23)   (0.22)   (0.17)   (0.16)
 Net Realized Gains...............................        --          --       --       --       --       --
                                                     -------      ------   ------   ------   ------   ------
   Total Distributions............................     (0.13)      (0.28)   (0.23)   (0.22)   (0.17)   (0.16)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $ 18.44      $17.44   $13.78   $12.67   $12.71   $10.82
=================================================  ===========   ======== ======== ======== ======== ========
Total Return......................................      6.50%(C)   28.87%   10.78%    1.34%   19.21%   20.06%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $10,297      $5,517   $4,055   $4,294   $3,483   $6,782
Ratio of Expenses to Average Net Assets (B).......      0.55%(D)    0.57%    0.60%    0.60%    0.59%    0.62%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of Expenses
 and/or Recovery of Previously Waived Fees) (B)...      0.85%(D)    0.87%    0.90%    0.90%    0.89%    0.91%
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.22%(D)    1.76%    1.85%    1.61%    1.32%    1.83%
--------------------------------------------------------------------------------------------------------------

                                                               Global Allocation 60/40 Portfolio
                                                   ---------------------------------------------------------
                                                   Six Months      Year     Year     Year     Year     Year
                                                      Ended       Ended    Ended    Ended    Ended    Ended
                                                    April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                      2014         2013     2012     2011     2010     2009
-------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $ 15.32     $ 13.40  $ 12.66   $12.51   $11.13   $ 9.55
                                                     -------     -------  -------   ------   ------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.12        0.24     0.21     0.23     0.17     0.14
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.54        1.93     0.78     0.16     1.37     1.60
                                                     -------     -------  -------   ------   ------   ------
   Total from Investment Operations...............      0.66        2.17     0.99     0.39     1.54     1.74
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.13)      (0.25)   (0.25)   (0.23)   (0.16)   (0.12)
 Net Realized Gains...............................        --          --       --    (0.01)      --    (0.04)
                                                     -------     -------  -------   ------   ------   ------
   Total Distributions............................     (0.13)      (0.25)   (0.25)   (0.24)   (0.16)   (0.16)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $ 15.85     $ 15.32  $ 13.40   $12.66   $12.51   $11.13
=================================================  ===========   ======== ======== ======== ======== ========
Total Return......................................      4.34%(C)   16.35%    8.05%    3.13%   14.01%   18.46%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $16,184     $14,140  $11,403   $3,353   $3,748   $5,187
Ratio of Expenses to Average Net Assets (B).......      0.53%(D)    0.54%    0.56%    0.58%    0.58%    0.60%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of Expenses
 and/or Recovery of Previously Waived Fees) (B)...      0.76%(D)    0.77%    0.79%    0.81%    0.81%    0.83%
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.56%(D)    1.71%    1.60%    1.76%    1.44%    1.42%
-------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                Class R2 Shares

                                                  Global Allocation 25/75 Portfolio
                                      --------------------------------------------------------
                                      Six Months     Year     Year     Year     Year     Year
                                         Ended      Ended    Ended    Ended    Ended    Ended
                                       April 30,   Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                         2014        2013     2012     2011     2010     2009
-----------------------------------------------------------------------------------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period..............................   $12.75      $12.16   $11.78   $11.65   $10.95   $10.04
                                        ------      ------   ------   ------   ------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....     0.07        0.16     0.14     0.16     0.22     0.15
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........     0.17        0.58     0.43     0.15     0.72     1.06
                                        ------      ------   ------   ------   ------   ------
   Total from Investment Operations..     0.24        0.74     0.57     0.31     0.94     1.21
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............    (0.08)      (0.15)   (0.18)   (0.16)   (0.24)   (0.14)
 Net Realized Gains..................    (0.03)         --    (0.01)   (0.02)      --    (0.16)
                                        ------      ------   ------   ------   ------   ------
   Total Distributions...............    (0.11)      (0.15)   (0.19)   (0.18)   (0.24)   (0.30)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......   $12.88      $12.75   $12.16   $11.78   $11.65   $10.95
===================================   ===========  ======== ======== ======== ======== ========
Total Return.........................     1.92%(C)    6.15%    4.86%    2.71%    8.70%   12.19%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................   $2,240      $2,215   $2,449   $  408   $  418   $1,701
Ratio of Expenses to Average Net
 Assets (B)..........................     0.53%(D)    0.53%    0.59%    0.77%    0.63%    0.62%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees) (B)...........................     0.70%(D)    0.70%    0.76%    0.94%    0.78%    0.77%
Ratio of Net Investment Income to
 Average Net Assets..................     1.13%(D)    1.28%    1.14%    1.35%    1.93%    1.49%
-----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                          Institutional Class Shares

                                                                  Global Equity Portfolio
                                         -------------------------------------------------------------------------
                                          Six Months       Year        Year        Year        Year        Year
                                             Ended        Ended       Ended       Ended       Ended       Ended
                                           April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                             2014          2013        2012        2011        2010        2009
--------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $    17.30     $    13.67  $    12.58  $    12.62  $    10.74  $     9.14
                                         ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.15           0.31        0.27        0.25        0.17        0.20
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       1.00           3.63        1.09       (0.04)       1.91        1.61
                                         ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.....       1.15           3.94        1.36        0.21        2.08        1.81
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.15)         (0.31)      (0.27)      (0.25)      (0.20)      (0.21)
 Net Realized Gains.....................         --             --          --          --          --          --
                                         ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions..................      (0.15)         (0.31)      (0.27)      (0.25)      (0.20)      (0.21)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    18.30     $    17.30  $    13.67  $    12.58  $    12.62  $    10.74
=======================================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return............................       6.68%(C)      29.19%      11.00%       1.62%      19.58%      20.30%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $3,559,449     $3,018,911  $2,143,950  $1,813,296  $1,628,464  $1,279,862
Ratio of Expenses to Average Net
 Assets (B).............................       0.30%(D)       0.31%       0.33%       0.33%       0.33%       0.35%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously
 Waived Fees (B)........................       0.60%(D)       0.61%       0.63%       0.63%       0.63%       0.64%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.66%(D)       2.02%       2.05%       1.90%       1.50%       2.17%
--------------------------------------------------------------------------------------------------------------------

                                                           Global Allocation 60/40 Portfolio
                                         ---------------------------------------------------------------------
                                          Six Months       Year        Year        Year       Year      Year
                                             Ended        Ended       Ended       Ended      Ended     Ended
                                           April 30,     Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,
                                             2014          2013        2012        2011       2010      2009
---------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $    15.24     $    13.33  $    12.59  $    12.45  $  11.08  $   9.53
                                         ----------     ----------  ----------  ----------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.14           0.27        0.28        0.26      0.19      0.18
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.54           1.92        0.75        0.16      1.37      1.59
                                         ----------     ----------  ----------  ----------  --------  --------
   Total from Investment Operations.....       0.68           2.19        1.03        0.42      1.56      1.77
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.15)         (0.28)      (0.29)      (0.27)    (0.19)    (0.18)
 Net Realized Gains.....................         --             --          --       (0.01)       --     (0.04)
                                         ----------     ----------  ----------  ----------  --------  --------
   Total Distributions..................      (0.15)         (0.28)      (0.29)      (0.28)    (0.19)    (0.22)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    15.77     $    15.24  $    13.33  $    12.59  $  12.45  $  11.08
=======================================  ===========    ==========  ==========  ==========  ========  ========
Total Return............................       4.48%(C)      16.65%       8.37%       3.34%    14.27%    18.95%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $2,110,372     $1,847,771  $1,363,322  $1,129,945  $932,866  $730,400
Ratio of Expenses to Average Net
 Assets (B).............................       0.28%(D)       0.29%       0.30%       0.31%     0.31%     0.33%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously
 Waived Fees (B)........................       0.51%(D)       0.52%       0.53%       0.54%     0.54%     0.56%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.81%(D)       1.93%       2.18%       2.03%     1.64%     1.82%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                          Institutional Class Shares

                                                     Global Allocation 25/75 Portfolio
                                      --------------------------------------------------------------
                                      Six Months      Year      Year      Year      Year      Year
                                         Ended       Ended     Ended     Ended     Ended     Ended
                                       April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                         2014         2013      2012      2011      2010      2009
-----------------------------------------------------------------------------------------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period..............................  $  12.69     $  12.11  $  11.73  $  11.60  $  10.90  $  10.01
                                       --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....      0.09         0.18      0.20      0.21      0.24      0.18
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      0.17         0.59      0.41      0.16      0.74      1.06
                                       --------     --------  --------  --------  --------  --------
   Total from Investment Operations..      0.26         0.77      0.61      0.37      0.98      1.24
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............     (0.10)       (0.19)    (0.22)    (0.22)    (0.28)    (0.19)
 Net Realized Gains..................     (0.03)          --     (0.01)    (0.02)       --     (0.16)
                                       --------     --------  --------  --------  --------  --------
   Total Distributions...............     (0.13)       (0.19)    (0.23)    (0.24)    (0.28)    (0.35)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......  $  12.82     $  12.69  $  12.11  $  11.73  $  11.60  $  10.90
===================================   ===========   ========  ========  ========  ========  ========
Total Return.........................      2.06%(C)     6.38%     5.22%     3.23%     9.17%    12.67%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................  $609,389     $557,112  $417,679  $300,213  $232,241  $160,605
Ratio of Expenses to Average Net
 Assets (B)..........................      0.28%(D)     0.27%     0.28%     0.28%     0.29%     0.31%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees (B)............................      0.45%(D)     0.44%     0.45%     0.45%     0.46%     0.46%
Ratio of Net Investment Income to
 Average Net Assets..................      1.38%(D)     1.47%     1.71%     1.83%     2.19%     1.81%
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, three of which, Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   The Global Funds achieve their investment objectives by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. ("IDG") and The DFA Investment Trust Company ("ITC") (collectively, the "Master Funds").

                                                Global Funds (Percentage of Ownership at April 30, 2014)
                                              ------------------------------------------------------------
                                              Global Equity Global Allocation 60/40 Global Allocation 25/75
Master Funds                                    Portfolio          Portfolio               Portfolio
------------                                  ------------- ----------------------- -----------------------
U.S. Core Equity 1 Portfolio (IDG)...........        6%                 2%                     --
U.S. Core Equity 2 Portfolio (IDG)...........       15%                 5%                      1%
DFA Real Estate Securities Portfolio (IDG)...        1%                --                      --
International Core Equity Portfolio (IDG)....        8%                 3%                     --
Emerging Markets Core Equity Portfolio
  (IDG)......................................        2%                 1%                     --
DFA Two-Year Global Fixed Income Portfolio
  (IDG)......................................      N/A                N/A                       3%
DFA Selectively Hedged Global Fixed Income
  Portfolio (IDG)............................      N/A                 33%                    N/A
DFA Five-Year Global Fixed Income Portfolio
  (IDG)......................................      N/A                  1%                    N/A
DFA Inflation-Protected Securities Portfolio
  (IDG)......................................      N/A                  2%                      3%
DFA Short-Term Extended Quality Portfolio
  (IDG)......................................      N/A                  6%                      5%
DFA Intermediate-Term Extended Quality
  Portfolio (IDG)............................      N/A                  6%                    N/A
The Canadian Small Company Series (ITC)......       --                N/A                     N/A
DFA World ex U.S. Government Fixed Income
  Portfolio (IDG)............................      N/A                 19%                      9%

   N/A -- Global Fund does not have any ownership in Master Fund.

   Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Global Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Global Funds' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Global Funds (except the Global Equity Portfolio's investment in The Canadian Small Company Series) are valued at their respective daily net asset values as reported by their administrator, as these Master Funds are treated as regulated investment companies. The Global Equity Portfolio's investment in The Canadian Small Company Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the Series. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Global Funds' net assets by each major security type is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Global Funds.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Master Funds. The Advisor provides administrative services to the Global Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. For the six months ended April 30, 2014, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, and 0.20%, respectively, of average daily net assets. The Global Funds do not pay separate management fees to the Advisor.

   Pursuant to a Fee Waiver Agreement, in order to limit the total administration and management fees received by the Advisor, the Advisor has contractually agreed to waive its administration fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined administration fees paid by a class of each of the Global Funds and management fees paid by each Global Fund's Master Funds to the Advisor to the expense limitations listed below. The maximum amount waived under this waiver is the full amount of a Global Fund's administration fee to the Advisor. The Fee Waiver Agreement will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended
April 30, 2014, the Global Funds had the expense limitations listed below based on a percentage of average net assets on an annualized basis.

   At any time that the rate of the fees and annualized expenses of a class of a Global Fund are less than the rates listed below for the Global Fund on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Global Fund's Institutional Class and Class R2 Shares' annualized expense ratios to exceed the expense limitations listed below. Previously waived fees subject to future recovery by the Advisor are reflected below (amounts in thousands). The Fund, on behalf of the Global Funds, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                      Previously
                                                       Recovery      Waived Fees/
                                                     of Previously     Expenses
                                                     Waived Fees/       Assumed
                                        Expense        Expenses    Subject to Future
Institutional Class Shares         Limitation Amount    Assumed        Recovery
--------------------------         ----------------- ------------- -----------------
Global Equity Portfolio...........       0.27%            --            $20,902
Global Allocation 60/40 Portfolio.       0.25%            --             10,175
Global Allocation 25/75 Portfolio.       0.22%            --              2,143

Class R2 Shares
---------------
Global Equity Portfolio...........       0.27%            --                 43
Global Allocation 60/40 Portfolio.       0.25%            --                 70
Global Allocation 25/75 Portfolio.       0.22%            --                  9

   Prior to March 1, 2010, the Advisor had also contractually agreed to assume the direct operating expenses of the Institutional Class Shares of each Global Fund (excluding administrative services fees paid to the Advisor), to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class Shares of each such Global Fund bears as a shareholder of the Master Funds, but excluding expenses from investment in other investment companies) of the Institutional Class Shares. For the period ended February 28, 2010, the Institutional Class Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

                                                      Expense
                                                      Limits
                                                      -------
                   Global Equity Portfolio...........  0.44%
                   Global Allocation 60/40 Portfolio.  0.41%
                   Global Allocation 25/75 Portfolio.  0.37%

   Prior to March 1, 2010, the Advisor had contractually agreed to assume the direct operating expenses of the Class R2 Shares of each Global Fund (excluding administrative services fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R2 Shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees, but excluding expenses from investment in other investment companies) of the Class R2 Shares. For the period ended February 28, 2010, the Class R2 Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

                                                      Expense
                                                      Limits
                                                      -------
                   Global Equity Portfolio...........  0.69%
                   Global Allocation 60/40 Portfolio.  0.66%
                   Global Allocation 25/75 Portfolio.  0.62%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $130 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     Global Equity Portfolio........... $69
                     Global Allocation 60/40 Portfolio.  41
                     Global Allocation 25/75 Portfolio.  11

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Global Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                         Global Equity Portfolio
                                 -----------------------------------------------------------------------
                                 Balance at Balance at                                  Distributions of
Affiliated Investment Companies  10/31/2013 4/30/2014  Purchases Sales  Dividend Income  Realized Gains
-------------------------------  ---------- ---------- --------- ------ --------------- ----------------
 U.S. Core Equity 2 Portfolio... $1,427,090 $1,684,329 $171,312  $3,617     $10,739         $14,640
 International Core Equity
   Portfolio....................    816,791    961,294  102,487     496       9,847              --
 U.S. Core Equity 1 Portfolio...    476,515    562,041   57,041   4,179       3,839           2,140
 Emerging Markets Core Equity
   Portfolio....................    256,820    304,882   51,003      --       1,636              --
 DFA Real Estate Securities
   Portfolio....................     44,777     53,954    6,738   1,034         956              --


                                                       Global Allocation 60/40 Portfolio
                                    ------------------------------------------------------------------------
                                    Balance at Balance at                                   Distributions of
Affiliated Investment Companies     10/31/2013 4/30/2014  Purchases  Sales  Dividend Income  Realized Gains
-------------------------------     ---------- ---------- --------- ------- --------------- ----------------
U.S. Core Equity 2 Portfolio.......  $524,830   $601,253   $53,482  $10,405     $3,934           $5,418
International Core Equity
  Portfolio........................   301,215    344,348    30,996    3,479      3,602               --
DFA Selectively Hedged Global
  Fixed Income Portfolio...........   279,041    318,742    52,281   12,758      3,429              453
DFA Short-Term Extended Quality
  Portfolio........................   186,416    212,068    32,484    6,716      1,257              318
U.S. Core Equity 1 Portfolio.......   176,733    202,220    22,680    9,530      1,410              797
Emerging Markets Core Equity
  Portfolio........................    95,487    108,714    16,138    1,677        611               --
DFA Intermediate-Term Extended
  Quality Portfolio................    93,090    106,242    15,012    3,524      1,400               28
DFA Five-Year Global Fixed
  Income Portfolio.................    93,094    106,136    17,313    2,777        836            1,327
DFA Inflation-Protected Securities
  Portfolio........................    46,498     53,083     7,941    1,503        128               --
DFA World ex U.S. Government
  Fixed Income Portfolio...........    46,653     53,081     7,753    1,308      1,170               14
DFA Real Estate Securities
  Portfolio........................    16,153     19,208     2,724      939        359               --

                                                       Global Allocation 25/75 Portfolio
                                    ------------------------------------------------------------------------
                                    Balance at Balance at                                   Distributions of
Affiliated Investment Companies     10/31/2013 4/30/2014  Purchases  Sales  Dividend Income  Realized Gains
-------------------------------     ---------- ---------- --------- ------- --------------- ----------------
DFA Two-Year Global Fixed
  Income Portfolio.................  $166,680   $183,132   $18,566  $ 1,274     $1,136           $  185
DFA Short-Term Extended Quality
  Portfolio........................   166,833    183,117    18,332    1,937      1,107              282
U.S. Core Equity 2 Portfolio.......    67,000     72,334     4,956    3,825        492              686
DFA Inflation-Protected Securities
  Portfolio........................    61,007     67,143     6,512      551        167               --
International Core Equity
  Portfolio........................    38,138     41,354     2,476    1,184        441               --
DFA World ex U.S. Government
  Fixed Income Portfolio...........    22,025     24,393     2,548      166        553                7
U.S. Core Equity 1 Portfolio.......    22,753     24,286     2,476    2,491        174               99
Emerging Markets Core Equity
  Portfolio........................    11,936     12,976     1,429      230         73               --
DFA Real Estate Securities
  Portfolio........................     2,186      2,524       181       --         44               --

F. Federal Income Taxes:

   Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to passive foreign investment companies, short term distributions received from underlying RICs, return of capital, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
Global Equity Portfolio...........      $(114)          $114             --
Global Allocation 60/40 Portfolio.         --            678          $(678)
Global Allocation 25/75 Portfolio.         --            430           (430)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term   Return of
                                         Capital Gains   Capital   Total
                                         -------------- --------- -------
      Global Equity Portfolio
      2012..............................    $40,749        --     $40,749
      2013..............................     51,351        --      51,351
      Global Allocation 60/40 Portfolio
      2012..............................     28,271        --      28,271
      2013..............................     30,627        --      30,627
      Global Allocation 25/75 Portfolio
      2012..............................      6,492        --       6,492
      2013..............................      6,897        --       6,897

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed    Capital      Unrealized     Earnings
                                     Short-Term     Long-Term       Loss       Appreciation   Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)   (Losses)
                                   -------------- ------------- ------------- -------------- -------------
Global Equity Portfolio...........         --            --       $(92,193)      $841,554      $749,361
Global Allocation 60/40 Portfolio.     $1,219            --        (21,276)       343,427       323,370
Global Allocation 25/75 Portfolio.        653        $1,315             --         48,736        50,704

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Global Funds after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Global Funds had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                     Expires on October 31,
                                   ---------------------------
                                    2016   2017    2018   2019 Unlimited  Total
                                   ------ ------- ------- ---- --------- -------
Global Equity Portfolio........... $2,732 $74,314 $10,998 $565  $3,584   $92,193
Global Allocation 60/40 Portfolio.     --  21,276      --   --      --    21,276

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                   Global Equity Portfolio........... $1,285
                   Global Allocation 60/40 Portfolio.  6,294
                   Global Allocation 25/75 Portfolio.  1,572

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
Global Equity Portfolio........... $2,587,537  $1,006,717         --      $1,006,717
Global Allocation 60/40 Portfolio.  1,719,762     405,333         --         405,333
Global Allocation 25/75 Portfolio.    556,017      57,758    $(2,365)         55,393

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Fund's tax positions and has concluded that no additional provision for income tax is required in any Global Fund's financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Global Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         Six Months Ended       Year Ended
                                                          April 30, 2014       Oct. 31, 2013
                                                       -------------------  ------------------
                                                       (Unaudited)

                                                         Amount     Shares    Amount    Shares
                                                       ----------- -------  ---------  -------
Global Equity Portfolio
Class R2 Shares
 Shares Issued........................................  $   4,740      263  $   1,078       70
 Shares Issued in Lieu of Cash Distributions..........         46        3         86        6
 Shares Redeemed......................................       (430)     (24)      (842)     (54)
                                                        ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............  $   4,356      242  $     322       22
                                                        =========  =======  =========  =======
Institutional Class Shares
 Shares Issued........................................  $ 577,118   32,316  $ 736,717   47,544
 Shares Issued in Lieu of Cash Distributions..........     26,349    1,504     50,007    3,285
 Shares Redeemed......................................   (244,499) (13,763)  (508,322) (33,219)
                                                        ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares.  $ 358,968   20,057  $ 278,402   17,610
                                                        =========  =======  =========  =======


                                                         Six Months Ended       Year Ended
                                                          April 30, 2014       Oct. 31, 2013
                                                       -------------------  ------------------
                                                       (Unaudited)

                                                         Amount     Shares    Amount    Shares
                                                       ----------- -------  ---------  -------
Global Allocation 60/40 Portfolio
Class R2 Shares
 Shares Issued........................................  $   1,882      122  $   2,238      157
 Shares Issued in Lieu of Cash Distributions..........        125        8        217       16
 Shares Redeemed......................................       (494)     (32)    (1,438)    (101)
                                                        ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............  $   1,513       98  $   1,017       72
                                                        =========  =======  =========  =======
Institutional Class Shares
 Shares Issued........................................  $ 430,409   27,842  $ 594,489   41,765
 Shares Issued in Lieu of Cash Distributions..........     17,890    1,177     28,946    2,076
 Shares Redeemed......................................   (254,441) (16,463)  (353,259) (24,890)
                                                        ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares.  $ 193,858   12,556  $ 270,176   18,951
                                                        =========  =======  =========  =======

Global Allocation 25/75 Portfolio
Class R2 Shares
 Shares Issued........................................  $      78        6  $     163       13
 Shares Issued in Lieu of Cash Distributions..........         19        2         30        3
 Shares Redeemed......................................        (96)      (8)      (540)     (43)
                                                        ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............  $       1       --  $    (347)     (27)
                                                        =========  =======  =========  =======
Institutional Class Shares
 Shares Issued........................................  $  91,018    7,165  $ 207,140   16,730
 Shares Issued in Lieu of Cash Distributions..........      5,789      459      6,756      552
 Shares Redeemed......................................    (50,824)  (3,998)   (97,379)  (7,871)
                                                        ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares.  $  45,983    3,626  $ 116,517    9,411
                                                        =========  =======  =========  =======

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the six months ended April 30, 2014, borrowings by the Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                     Weighted      Weighted    Number of   Interest Maximum Amount
                                      Average    Average Loan     Days     Expense  Borrowed During
                                   Interest Rate   Balance    Outstanding* Incurred   The Period
                                   ------------- ------------ ------------ -------- ---------------
Global Equity Portfolio...........     0.85%        $1,122          9         --        $ 1,421
Global Allocation 60/40 Portfolio.     0.84%         5,102         16        $ 2         24,554
Global Allocation 25/75 Portfolio.     0.85%           663         16         --          1,691

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2014, that each Global Fund's available line of credit was utilized.

   At April 30, 2014, Global Allocation 60/40 Portfolio had loans outstanding in the amount of $2,027 (in thousands).

I. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                                Percentage
                                                                  Number of   of Outstanding
                                                                 Shareholders     Shares
                                                                 ------------ --------------
Global Equity Portfolio -- Class R2 Shares......................      3             96%
Global Equity Portfolio -- Institutional Class Shares...........      3             78%
Global Allocation 60/40 Portfolio -- Class R2 Shares............      2             97%
Global Allocation 60/40 Portfolio -- Institutional Class Shares.      4             82%
Global Allocation 25/75 Portfolio -- Class R2 Shares............      2             96%
Global Allocation 25/75 Portfolio -- Institutional Class Shares.      4             92%

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Global Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 13, 2013 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds"). (The investment advisory agreements are referred to as the "Advisory Agreements.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined based on the Fund's investment strategies and the expectations of its shareholder base, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board noted that the Advisor did not charge advisory fees to the Funds under the Advisory Agreements. The Board reviewed the administrative fees charged by the Advisor to the Funds and compared the expenses of each Fund to funds in its peer group as provided in the Morningstar Reports. The Board concluded that the fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the administrative fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Funds. The Board considered the profitability to the Advisor of managing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts, and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. The Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund because the Funds are not charged advisory fees.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043014-025S

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2014 (Unaudited)

Dimensional Investment Group Inc.
U.S. Large Cap Value Portfolio II
DFA International Value Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2014

Dear Fellow Shareholder,

Since our founding 33 years ago, Dimensional has grown into a global asset management firm. We believe well-functioning markets that bring together investors who supply capital with companies that put capital to work are what make our business and investment approach successful.

At Dimensional, we combine insights gained from academia and a belief in the power of markets with decades of practical experience implementing in competitive markets. By applying this approach, we have built up a long and compelling track record across global equity and fixed income markets.

Sincerely,

/s/ David G. Booth


David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                               Page
                                                               ----
             Letter to Shareholders
             Definitions of Abbreviations and Footnotes.......   1
             Dimensional Investment Group Inc.
                Disclosure of Fund Expenses...................   2
                Disclosure of Portfolio Holdings..............   4
                Schedules of Investments
                    U.S. Large Cap Value Portfolio II.........   5
                    DFA International Value Portfolio II......   5
                Statements of Assets and Liabilities..........   6
                Statements of Operations......................   7
                Statements of Changes in Net Assets...........   8
                Financial Highlights..........................   9
                Notes to Financial Statements.................  10
             The DFA Investment Trust Company
                Disclosure of Fund Expenses...................  15
                Disclosure of Portfolio Holdings..............  16
                Summary Schedules of Portfolio Holdings
                    The U.S. Large Cap Value Series...........  17
                    The DFA International Value Series........  20
                Statements of Assets and Liabilities..........  24
                Statements of Operations......................  25
                Statements of Changes in Net Assets...........  26
                Financial Highlights..........................  27
                Notes to Financial Statements.................  28
             Voting Proxies on Fund Portfolio Securities......  35
             Board Approval of Investment Advisory Agreements.  36

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2014
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/13  04/30/14    Ratio*   Period*
                                       --------- --------- ---------- --------
  U.S. Large Cap Value Portfolio II**
  -----------------------------------
  Actual Fund Return                   $1,000.00 $1,093.90    0.16%    $0.83
  Hypothetical 5% Annual Return        $1,000.00 $1,024.00    0.16%    $0.80

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/13  04/30/14    Ratio*   Period*
                                        --------- --------- ---------- --------
DFA International Value Portfolio II**
--------------------------------------
Actual Fund Return                      $1,000.00 $1,054.30    0.28%    $1.43
Hypothetical 5% Annual Return           $1,000.00 $1,023.41    0.28%    $1.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Companies' holdings which reflect the investments by category.

                                            Affiliated Investment Company
                                            -----------------------------
      U.S. Large Cap Value Portfolio II....             100.0%
      DFA International Value Portfolio II.             100.0%

                           SCHEDULES OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                       U.S. LARGE CAP VALUE PORTFOLIO II

                                                                   Value+
                                                                ------------
   AFFILIATED INVESTMENT COMPANY -- (100.0%)
   Investment in The U.S. Large Cap Value Series of The DFA
     Investment Trust Company.................................. $168,720,041
                                                                ------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
        $99,132,777)........................................... $168,720,041
                                                                ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                                                                   Value+
                                                                ------------
   AFFILIATED INVESTMENT COMPANY -- (100.0%)
   Investment in The DFA International Value Series of The DFA
     Investment Trust Company.................................. $119,462,665
                                                                ------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
        $96,007,085)........................................... $119,462,665
                                                                ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                April 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                              DFA
                                                                                        U.S. Large Cap   International
                                                                                        Value Portfolio Value Portfolio
                                                                                              II              II
                                                                                        --------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value..................................  $    168,720    $    119,463
Receivables:
  Fund Shares Sold.....................................................................           245             189
Prepaid Expenses and Other Assets......................................................             9               9
                                                                                         ------------    ------------
     Total Assets......................................................................       168,974         119,661
                                                                                         ------------    ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.................................................................             5               9
  Due to Advisor.......................................................................             1               1
Accrued Expenses and Other Liabilities.................................................            10              10
                                                                                         ------------    ------------
     Total Liabilities.................................................................            16              20
                                                                                         ------------    ------------
NET ASSETS.............................................................................  $    168,958    $    119,641
                                                                                         ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    11,027,062      20,306,507
                                                                                         ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...............................  $      15.32    $       5.89
                                                                                         ============    ============
Investments in Affiliated Investment Company at Cost...................................  $     99,133    $     96,007
                                                                                         ------------    ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................  $    114,821    $     93,561
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           386           1,049
Accumulated Net Realized Gain (Loss)...................................................       (15,836)          1,565
Net Unrealized Foreign Exchange Gain (Loss)............................................            --              10
Net Unrealized Appreciation (Depreciation).............................................        69,587          23,456
                                                                                         ------------    ------------
NET ASSETS.............................................................................  $    168,958    $    119,641
                                                                                         ============    ============
(1) NUMBER OF SHARES AUTHORIZED........................................................   300,000,000     300,000,000
                                                                                         ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                             DFA
                                                                           U.S. Large   International
                                                                            Cap Value       Value
                                                                          Portfolio II* Portfolio II*
                                                                          ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $146, respectively).    $ 1,550       $3,445
  Income from Securities Lending.........................................         16           71
  Expenses Allocated from Affiliated Investment Company..................        (90)        (125)
                                                                             -------       ------
     Total Investment Income.............................................      1,476        3,391
                                                                             -------       ------
Expenses
  Administrative Services Fees...........................................          8            6
  Accounting & Transfer Agent Fees.......................................         12           12
  Filing Fees............................................................         10            9
  Shareholders' Reports..................................................          4            4
  Directors'/Trustees' Fees & Expenses...................................          1            1
  Audit Fees.............................................................          1            1
  Other..................................................................          1            1
                                                                             -------       ------
     Total Expenses......................................................         37           34
                                                                             -------       ------
  Net Investment Income (Loss)...........................................      1,439        3,357
                                                                             -------       ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................      4,125        1,601
    Foreign Currency Transactions........................................         --            4
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................      8,995        1,250
    Futures..............................................................         --            1
    Translation of Foreign Currency Denominated Amounts..................         --            1
                                                                             -------       ------
  Net Realized and Unrealized Gain (Loss)................................     13,120        2,857
                                                                             -------       ------
Net Increase (Decrease) in Net Assets Resulting from Operations..........    $14,559       $6,214
                                                                             =======       ======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 U.S. Large Cap Value  DFA International Value
                                                                     Portfolio II          Portfolio II
                                                                 --------------------  ----------------------
                                                                 Six Months    Year    Six Months     Year
                                                                    Ended     Ended       Ended      Ended
                                                                  April 30,  Oct. 31,   April 30,   Oct. 31,
                                                                    2014       2013       2014        2013
                                                                 ----------- --------  -----------  --------
                                                                 (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..................................  $  1,439   $  2,625   $  3,357    $  3,132
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     4,125     12,174      1,601       5,151
    Futures.....................................................        --         --         --         (20)
    Foreign Currency Transactions...............................        --         --          4          (2)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     8,995     26,029      1,250      17,022
    Futures.....................................................        --         --          1          (1)
    Translation of Foreign Currency Denominated Amounts.........        --         --          1           8
                                                                  --------   --------   --------    --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    14,559     40,828      6,214      25,290
                                                                  --------   --------   --------    --------
Distributions From:
  Net Investment Income.........................................    (1,448)    (2,613)    (2,572)     (3,374)
  Net Short-Term Gains..........................................        --         --       (229)         --
  Net Long-Term Gains...........................................        --         --     (4,912)     (6,754)
                                                                  --------   --------   --------    --------
     Total Distributions........................................    (1,448)    (2,613)    (7,713)    (10,128)
                                                                  --------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.................................................     8,515     18,975      6,247      11,800
  Shares Issued in Lieu of Cash Distributions...................     1,448      2,613      7,713      10,128
  Shares Redeemed...............................................    (9,825)   (19,885)    (6,051)    (18,128)
                                                                  --------   --------   --------    --------
     Net Increase (Decrease) from Capital Share Transactions....       138      1,703      7,909       3,800
                                                                  --------   --------   --------    --------
     Total Increase (Decrease) in Net Assets....................    13,249     39,918      6,410      18,962
Net Assets
  Beginning of Period...........................................   155,709    115,791    113,231      94,269
                                                                  --------   --------   --------    --------
  End of Period.................................................  $168,958   $155,709   $119,641    $113,231
                                                                  ========   ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................       574      1,524      1,072       2,172
  Shares Issued in Lieu of Cash Distributions...................        99        216      1,378       2,005
  Shares Redeemed...............................................      (667)    (1,618)    (1,047)     (3,382)
                                                                  --------   --------   --------    --------
     Net Increase (Decrease) from Shares Issued and Redeemed....         6        122      1,403         795
                                                                  ========   ========   ========    ========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................  $    386   $    395   $  1,049    $    264

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  U.S. Large Cap Value Portfolio II
                                                   --------------------------------------------------------------  -------------
                                                   Six Months      Year      Year      Year      Year      Year    Six Months
                                                      Ended       Ended     Ended     Ended     Ended     Ended       Ended
                                                    April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   April 30,
                                                      2014         2013      2012      2011      2010      2009       2014
---------------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)                                                     (Unaudited)
Net Asset Value, Beginning of Period..............  $  14.13     $  10.62  $   9.18  $   8.84  $   7.52  $  13.48   $   5.99
                                                    --------     --------  --------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.13         0.24      0.21      0.17      0.16      0.15       0.17
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      1.19         3.51      1.43      0.34      1.32      0.03       0.13
                                                    --------     --------  --------  --------  --------  --------   --------
   Total from Investment Operations...............      1.32         3.75      1.64      0.51      1.48      0.18       0.30
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.13)       (0.24)    (0.20)    (0.17)    (0.16)    (0.25)     (0.13)
  Net Realized Gains..............................        --           --        --        --        --     (5.89)     (0.27)
                                                    --------     --------  --------  --------  --------  --------   --------
   Total Distributions............................     (0.13)       (0.24)    (0.20)    (0.17)    (0.16)    (6.14)     (0.40)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  15.32     $  14.13  $  10.62  $   9.18  $   8.84  $   7.52   $   5.89
=================================================  ===========   ========  ========  ========  ========  ========  ===========
Total Return......................................      9.39%(C)    35.70%    18.14%     5.69%    19.87%    11.79%      5.43%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $168,958     $155,709  $115,791  $107,533  $112,601  $100,906   $119,641
Ratio of Expenses to Average Net Assets (B).......      0.16%(D)     0.17%     0.17%     0.18%     0.18%     0.23%      0.28%(D)
Ratio of Net Investment Income to Average Net
 Assets (B).......................................      1.77%(D)     1.93%     2.10%     1.72%     1.95%     2.32%      5.84%(D)
---------------------------------------------------------------------------------------------------------------------------------

                                                   DFA International Value Portfolio II
                                                   -------------------------------------------------
                                                     Year      Year      Year      Year      Year
                                                    Ended     Ended     Ended     Ended     Ended
                                                   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                     2013      2012      2011      2010      2009
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $   5.21  $  5.55  $   6.62   $   6.18  $  11.58
                                                   --------  -------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................     0.17     0.19      0.22       0.15      0.17
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     1.17    (0.06)    (0.70)      0.50      1.23
                                                   --------  -------  --------   --------  --------
   Total from Investment Operations...............     1.34     0.13     (0.48)      0.65      1.40
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................    (0.18)   (0.19)    (0.22)     (0.16)    (0.21)
  Net Realized Gains..............................    (0.38)   (0.28)    (0.37)     (0.05)    (6.59)
                                                   --------  -------  --------   --------  --------
   Total Distributions............................    (0.56)   (0.47)    (0.59)     (0.21)    (6.80)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $   5.99  $  5.21  $   5.55   $   6.62  $   6.18
=================================================  ========  ======== ========   ========  ========
Total Return......................................    28.01%    3.27%    (8.13)%    11.03%    35.34%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $113,231  $94,269  $108,262   $136,065  $143,898
Ratio of Expenses to Average Net Assets (B).......     0.29%    0.30%     0.29%      0.29%     0.33%
Ratio of Net Investment Income to Average Net
 Assets (B).......................................     3.08%    3.69%     3.42%      2.49%     3.10%
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)



A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports.

   U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II primarily invest their assets in The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At April 30, 2014, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II owned 1% and 1% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1.   Security Valuation:   The Portfolios utilize a fair value hierarchy
which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2.   Deferred Compensation Plan:   Each eligible Director/Trustee of the
Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging

Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3.   Other:   The Portfolios recognize their pro-rata share, on a daily
basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to each Series. For the six months ended April 30, 2014, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolios.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                   U.S. Large Cap Value Portfolio II.... $5
                   DFA International Value Portfolio II.  5

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                         Increase       Increase
                                                        (Decrease)     (Decrease)
                                         Increase     Undistributed   Accumulated
                                        (Decrease)    Net Investment  Net Realized
                                      Paid-In Capital     Income     Gains (Losses)
                                      --------------- -------------- --------------
U.S. Large Cap Value Portfolio II....       --              --             --
DFA International Value Portfolio II.       --             $ 5            $(5)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                         Net Investment
                                             Income
                                         and Short-Term   Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- -------
   U.S. Large Cap Value Portfolio II
   2012.................................     $2,289                   $ 2,289
   2013.................................      2,613            --       2,613
   DFA International Value Portfolio II
   2012.................................      3,645        $5,339       8,984
   2013.................................      3,374         6,754      10,128

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      Undistributed                                               Total Net
                                      Net Investment                                            Distributable
                                        Income and   Undistributed    Capital      Unrealized     Earnings
                                        Short-Term     Long-Term       Loss       Appreciation  (Accumulated
                                      Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                      -------------- ------------- ------------- -------------- -------------
U.S. Large Cap Value Portfolio II....      $402             --       $(19,958)      $60,589        $41,033
DFA International Value Portfolio II.       559         $4,906             --        22,118         27,583

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          Expires on October 31,
                                          ----------------------
                                                   2017           Total
                                          ---------------------- -------
       U.S. Large Cap Value Portfolio II.        $19,958         $19,958

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                   U.S. Large Cap Value Portfolio II. $12,174

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                              Net
                                                                           Unrealized
                                      Federal   Unrealized   Unrealized   Appreciation
                                      Tax Cost Appreciation Depreciation (Depreciation)
                                      -------- ------------ ------------ --------------
U.S. Large Cap Value Portfolio II.... $99,135    $69,585         --         $69,585
DFA International Value Portfolio II.  96,103     23,360         --          23,360

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax position and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2014.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

   At April 30, 2014, both Portfolios each had two shareholders that held 99% of their outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2014
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/13  04/30/14    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,094.50    0.11%    $0.57
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,055.10    0.22%    $1.12
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70    0.22%    $1.10

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.0%
              Consumer Staples.............................   7.1%
              Energy.......................................  22.2%
              Financials...................................  22.6%
              Health Care..................................   9.7%
              Industrials..................................  11.4%
              Information Technology.......................   7.2%
              Materials....................................   3.3%
              Telecommunication Services...................   4.2%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   4.6%
              Energy.......................................  14.3%
              Financials...................................  34.7%
              Health Care..................................   3.7%
              Industrials..................................  10.0%
              Information Technology.......................   3.5%
              Materials....................................  11.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.8%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (97.0%)
Consumer Discretionary -- (11.6%)
    Comcast Corp. Class A................  9,873,756 $  511,065,611            3.1%
#   Comcast Corp. Special Class A........  3,813,064    194,580,656            1.2%
    General Motors Co....................  3,716,863    128,157,436            0.8%
    Time Warner Cable, Inc...............  1,876,119    265,395,794            1.6%
    Time Warner, Inc.....................  5,052,904    335,816,000            2.0%
    Other Securities.....................               556,054,796            3.2%
                                                     --------------          ------
Total Consumer Discretionary.............             1,991,070,293           11.9%
                                                     --------------          ------
Consumer Staples -- (6.9%)
    Archer-Daniels-Midland Co............  3,151,861    137,830,881            0.8%
    CVS Caremark Corp....................  6,986,047    508,025,338            3.0%
    Mondelez International, Inc. Class A.  7,976,433    284,359,836            1.7%
    Other Securities.....................               251,992,010            1.6%
                                                     --------------          ------
Total Consumer Staples...................             1,182,208,065            7.1%
                                                     --------------          ------
Energy -- (21.6%)
    Anadarko Petroleum Corp..............  2,644,697    261,877,897            1.6%
    Apache Corp..........................  1,895,772    164,553,010            1.0%
    Baker Hughes, Inc....................  1,938,026    135,468,017            0.8%
    Chevron Corp.........................  4,835,771    606,985,976            3.6%
    ConocoPhillips.......................  6,993,622    519,696,051            3.1%
    Devon Energy Corp....................  1,721,246    120,487,220            0.7%
    Exxon Mobil Corp.....................  1,502,573    153,878,501            0.9%
    Hess Corp............................  1,628,606    145,206,511            0.9%
    Marathon Oil Corp....................  3,640,872    131,617,523            0.8%
    Marathon Petroleum Corp..............  1,752,484    162,893,388            1.0%
    National Oilwell Varco, Inc..........  2,032,845    159,639,318            1.0%
    Occidental Petroleum Corp............  2,152,468    206,098,811            1.2%
    Phillips 66..........................  2,926,797    243,568,046            1.5%
    Valero Energy Corp...................  2,806,975    160,474,761            1.0%
    Other Securities.....................               532,312,812            3.1%
                                                     --------------          ------
Total Energy.............................             3,704,757,842           22.2%
                                                     --------------          ------
Financials -- (22.0%)
    American International Group, Inc....  6,143,899    326,425,354            2.0%
    Bank of America Corp................. 26,957,644    408,138,730            2.4%
    Bank of New York Mellon Corp. (The)..  3,735,585    126,524,264            0.8%
    Capital One Financial Corp...........  2,096,624    154,940,514            0.9%
    Citigroup, Inc.......................  7,932,413    380,041,907            2.3%
    CME Group, Inc.......................  1,612,799    113,524,922            0.7%
    JPMorgan Chase & Co..................  9,265,436    518,679,107            3.1%
    MetLife, Inc.........................  4,300,949    225,154,680            1.3%
    Morgan Stanley.......................  6,887,527    213,031,210            1.3%
    Prudential Financial, Inc............  1,944,264    156,863,220            0.9%
    SunTrust Banks, Inc..................  2,600,602     99,499,033            0.6%
    Other Securities.....................             1,051,677,256            6.3%
                                                     --------------          ------
Total Financials.........................             3,774,500,197           22.6%
                                                     --------------          ------
Health Care -- (9.3%)
    Aetna, Inc...........................  2,009,110    143,550,909            0.9%
*   Express Scripts Holding Co...........  3,072,578    204,572,243            1.2%
    Pfizer, Inc.......................... 16,350,996    511,459,155            3.1%
    Thermo Fisher Scientific, Inc........  1,947,634    222,030,276            1.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                           Shares        Value+      of Net Assets**
                                                           ------        ------      ---------------
Health Care -- (Continued)
      WellPoint, Inc.....................................  1,674,297 $   168,568,222            1.0%
      Other Securities...................................                357,718,328            2.1%
                                                                     ---------------          ------
Total Health Care........................................              1,607,899,133            9.6%
                                                                     ---------------          ------
Industrials -- (11.1%)
      CSX Corp...........................................  5,604,703     158,164,719            1.0%
      Eaton Corp. P.L.C..................................  2,273,922     165,177,694            1.0%
      FedEx Corp.........................................    828,737     112,915,416            0.7%
      General Electric Co................................ 12,431,885     334,293,388            2.0%
      Norfolk Southern Corp..............................  1,681,939     158,993,694            1.0%
      Northrop Grumman Corp..............................  1,364,645     165,818,014            1.0%
      Union Pacific Corp.................................  1,891,022     360,107,319            2.2%
      Other Securities...................................                448,194,227            2.5%
                                                                     ---------------          ------
Total Industrials........................................              1,903,664,471           11.4%
                                                                     ---------------          ------
Information Technology -- (7.0%)
      Corning, Inc.......................................  5,762,032     120,484,089            0.7%
      Hewlett-Packard Co.................................  9,619,949     318,035,514            1.9%
      Intel Corp.........................................  5,871,145     156,700,860            0.9%
      Other Securities...................................                606,174,129            3.7%
                                                                     ---------------          ------
Total Information Technology.............................              1,201,394,592            7.2%
                                                                     ---------------          ------
Materials -- (3.2%)
      Freeport-McMoRan Copper & Gold, Inc................  4,647,012     159,717,802            1.0%
      Other Securities...................................                395,751,544            2.3%
                                                                     ---------------          ------
Total Materials..........................................                555,469,346            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.0%)
      AT&T, Inc.......................................... 15,116,213     539,648,804            3.2%
      Other Securities...................................                153,431,442            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                693,080,246            4.1%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 54,600,112            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             16,668,644,297           99.7%
                                                                     ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.074%. 69,498,079      69,498,079            0.4%
                                                                     ---------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -                -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@  DFA Short Term Investment Fund..................... 38,162,068     441,535,131            2.7%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,925,873,386)...............................              $17,179,677,507          102.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,991,070,293           --   --    $ 1,991,070,293
  Consumer Staples............   1,182,208,065           --   --      1,182,208,065
  Energy......................   3,704,757,842           --   --      3,704,757,842
  Financials..................   3,774,500,197           --   --      3,774,500,197
  Health Care.................   1,607,899,133           --   --      1,607,899,133
  Industrials.................   1,903,664,471           --   --      1,903,664,471
  Information Technology......   1,201,394,592           --   --      1,201,394,592
  Materials...................     555,469,346           --   --        555,469,346
  Telecommunication Services..     693,080,246           --   --        693,080,246
  Utilities...................      54,600,112           --   --         54,600,112
Temporary Cash Investments....      69,498,079           --   --         69,498,079
Securities Lending Collateral.              -- $441,535,131   --        441,535,131
                               --------------- ------------   --    ---------------
TOTAL......................... $16,738,142,376 $441,535,131   --    $17,179,677,507
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (90.6%)
  AUSTRALIA -- (4.6%)
      Santos, Ltd...................... 4,099,271 $ 52,558,232            0.6%
      Wesfarmers, Ltd.................. 2,586,337  102,933,877            1.1%
      Other Securities.................            321,643,082            3.3%
                                                  ------------           -----
  TOTAL AUSTRALIA......................            477,135,191            5.0%
                                                  ------------           -----

  AUSTRIA -- (0.1%)
      Other Securities.................             15,658,992            0.2%
                                                  ------------           -----

  BELGIUM -- (1.2%)
      Other Securities.................            128,323,164            1.4%
                                                  ------------           -----

  CANADA -- (8.0%)
  #   Canadian Natural Resources, Ltd.. 1,849,320   75,352,978            0.8%
      Manulife Financial Corp.......... 3,287,435   61,726,575            0.7%
      Suncor Energy, Inc............... 3,750,370  144,670,082            1.5%
      Other Securities.................            554,656,413            5.8%
                                                  ------------           -----
  TOTAL CANADA.........................            836,406,048            8.8%
                                                  ------------           -----

  DENMARK -- (1.6%)
      Other Securities.................            163,115,860            1.7%
                                                  ------------           -----

  FINLAND -- (0.9%)
      Other Securities.................             94,719,007            1.0%
                                                  ------------           -----

  FRANCE -- (9.5%)
      AXA SA........................... 4,004,754  104,508,095            1.1%
      BNP Paribas SA................... 1,975,744  148,466,225            1.6%
      Cie de St-Gobain................. 1,078,023   66,045,558            0.7%
  #   GDF Suez......................... 3,247,971   81,859,990            0.9%
      Orange SA........................ 3,875,091   62,781,400            0.7%
      Renault SA.......................   740,603   72,408,643            0.8%
      Societe Generale SA.............. 1,296,228   80,725,428            0.8%
      Vivendi SA....................... 3,686,124   99,034,179            1.0%
      Other Securities.................            279,123,896            2.8%
                                                  ------------           -----
  TOTAL FRANCE.........................            994,953,414           10.4%
                                                  ------------           -----

  GERMANY -- (7.4%)
  #   Allianz SE.......................   518,031   90,152,856            1.0%
      Bayerische Motoren Werke AG......   683,720   85,946,981            0.9%
      Daimler AG....................... 2,088,586  194,445,529            2.0%
  #   E.ON SE.......................... 3,638,090   69,687,054            0.7%
  #   Muenchener Rueckversicherungs AG.   297,828   68,845,597            0.7%
      RWE AG........................... 1,358,567   51,844,377            0.6%
      Other Securities.................            207,837,909            2.2%
                                                  ------------           -----
  TOTAL GERMANY........................            768,760,303            8.1%
                                                  ------------           -----

  HONG KONG -- (1.9%)
      Hutchison Whampoa, Ltd........... 5,076,000   69,640,150            0.7%
      Other Securities.................            134,088,552            1.4%
                                                  ------------           -----
  TOTAL HONG KONG......................            203,728,702            2.1%
                                                  ------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
IRELAND -- (0.2%)
    Other Securities........................            $   18,770,592            0.2%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                32,609,956            0.3%
                                                        --------------           -----

ITALY -- (1.6%)
    UniCredit SpA...........................  6,290,570     56,361,264            0.6%
    Other Securities........................               113,430,866            1.2%
                                                        --------------           -----
TOTAL ITALY.................................               169,792,130            1.8%
                                                        --------------           -----

JAPAN -- (18.3%)
    Mitsubishi Corp.........................  3,482,500     62,362,177            0.7%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    131,142,580            1.4%
    Mitsui & Co., Ltd.......................  4,220,700     59,859,529            0.6%
    Mizuho Financial Group, Inc............. 42,833,200     83,893,411            0.9%
    Nippon Steel & Sumitomo Metal Corp...... 19,029,940     49,927,655            0.5%
    Sumitomo Mitsui Financial Group, Inc....  1,688,300     66,739,011            0.7%
    Other Securities........................             1,455,186,354           15.2%
                                                        --------------           -----
TOTAL JAPAN.................................             1,909,110,717           20.0%
                                                        --------------           -----

NETHERLANDS -- (3.2%)
#   ArcelorMittal...........................  3,159,312     51,374,315            0.5%
*   ING Groep NV............................  6,479,202     92,619,251            1.0%
    Other Securities........................               195,212,987            2.1%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               339,206,553            3.6%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 8,078,915            0.1%
                                                        --------------           -----

NORWAY -- (0.7%)
    Other Securities........................                70,152,730            0.7%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 8,215,156            0.1%
                                                        --------------           -----

SINGAPORE -- (1.1%)
    Other Securities........................               118,422,958            1.2%
                                                        --------------           -----

SPAIN -- (2.6%)
    Banco Santander SA......................  8,200,002     81,554,496            0.8%
    Iberdrola SA............................  9,376,631     65,500,776            0.7%
    Other Securities........................               119,686,535            1.3%
                                                        --------------           -----
TOTAL SPAIN.................................               266,741,807            2.8%
                                                        --------------           -----

SWEDEN -- (2.9%)
    Nordea Bank AB..........................  5,366,449     77,763,053            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,832,490            0.6%
    Other Securities........................               163,261,946            1.7%
                                                        --------------           -----
TOTAL SWEDEN................................               297,857,489            3.1%
                                                        --------------           -----

SWITZERLAND -- (8.8%)
    Credit Suisse Group AG..................  1,928,358     61,134,025            0.6%
    Holcim, Ltd.............................    887,877     81,432,888            0.9%
    Novartis AG.............................  2,434,443    211,632,207            2.2%
    Novartis AG ADR.........................    681,571     59,255,783            0.6%
    Swiss Re AG.............................  1,412,545    123,514,466            1.3%
    UBS AG..................................  4,344,251     90,855,076            1.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            Percentage
                                                Shares        Value++     of Net Assets**
                                                ------        -------     ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG...............    321,452 $    92,179,146            1.0%
      Other Securities........................                194,865,896            2.0%
                                                          ---------------          ------
TOTAL SWITZERLAND.............................                914,869,487            9.6%
                                                          ---------------          ------

UNITED KINGDOM -- (15.5%)
      Anglo American P.L.C....................  2,938,851      78,564,591            0.8%
      Barclays P.L.C. Sponsored ADR...........  5,037,005      86,183,156            0.9%
      BP P.L.C. Sponsored ADR.................  6,938,726     351,238,309            3.7%
      Glencore Xstrata P.L.C..................  9,442,477      50,949,377            0.5%
#     HSBC Holdings P.L.C. Sponsored ADR......  1,892,534      97,124,844            1.0%
      Kingfisher P.L.C........................  8,040,406      56,896,948            0.6%
#     Royal Dutch Shell P.L.C. ADR(780259107).  3,323,210     281,309,727            3.0%
      Royal Dutch Shell P.L.C. ADR(780259206).    755,142      59,459,881            0.6%
      Vodafone Group P.L.C.................... 19,078,000      72,431,667            0.8%
      Vodafone Group P.L.C. Sponsored ADR.....  2,056,797      78,076,025            0.8%
      Other Securities........................                401,284,528            4.2%
                                                          ---------------          ------
TOTAL UNITED KINGDOM..........................              1,613,519,053           16.9%
                                                          ---------------          ------
TOTAL COMMON STOCKS...........................              9,450,148,224           99.1%
                                                          ---------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities........................                 28,133,374            0.3%
                                                          ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities........................                         --            0.0%
                                                          ---------------          ------

FRANCE -- (0.0%)
      Other Securities........................                    304,214            0.0%
                                                          ---------------          ------

HONG KONG -- (0.0%)
      Other Securities........................                     49,049            0.0%
                                                          ---------------          ------

SPAIN -- (0.0%)
      Other Securities........................                  1,734,756            0.0%
                                                          ---------------          ------

TOTAL RIGHTS/WARRANTS.........................                  2,088,019            0.0%
                                                          ---------------          ------

                                                Shares/
                                                 Face
                                                Amount        Value+
                                                -------       ------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund.......... 82,550,804     955,112,801           10.0%
                                                          ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,605,115,658).....................              $10,435,482,418          109.4%
                                                          ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $    1,974,118 $  475,161,073   --    $   477,135,191
  Austria.....................             --     15,658,992   --         15,658,992
  Belgium.....................      3,952,688    124,370,476   --        128,323,164
  Canada......................    836,406,048             --   --        836,406,048
  Denmark.....................             --    163,115,860   --        163,115,860
  Finland.....................      2,128,584     92,590,423   --         94,719,007
  France......................      5,948,762    989,004,652   --        994,953,414
  Germany.....................     76,929,392    691,830,911   --        768,760,303
  Hong Kong...................             --    203,728,702   --        203,728,702
  Ireland.....................      6,301,524     12,469,068   --         18,770,592
  Israel......................             --     32,609,956   --         32,609,956
  Italy.......................     24,068,580    145,723,550   --        169,792,130
  Japan.......................     62,859,115  1,846,251,602   --      1,909,110,717
  Netherlands.................     27,544,627    311,661,926   --        339,206,553
  New Zealand.................             --      8,078,915   --          8,078,915
  Norway......................        322,262     69,830,468   --         70,152,730
  Portugal....................             --      8,215,156   --          8,215,156
  Singapore...................             --    118,422,958   --        118,422,958
  Spain.......................     15,348,649    251,393,158   --        266,741,807
  Sweden......................     11,416,422    286,441,067   --        297,857,489
  Switzerland.................    102,217,682    812,651,805   --        914,869,487
  United Kingdom..............    996,765,713    616,753,340   --      1,613,519,053
Preferred Stocks
  Germany.....................             --     28,133,374   --         28,133,374
Rights/Warrants
  Australia...................             --             --   --                 --
  France......................             --        304,214   --            304,214
  Hong Kong...................             --         49,049   --             49,049
  Spain.......................             --      1,734,756   --          1,734,756
Securities Lending Collateral.             --    955,112,801   --        955,112,801
                               -------------- --------------   --    ---------------
TOTAL......................... $2,174,184,166 $8,261,298,252   --    $10,435,482,418
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                            The U.S. Large    The DFA
                                                                                              Cap Value    International
                                                                                                Series     Value Series*
                                                                                            -------------- -------------
ASSETS:
Investments at Value (including $432,843 and $922,064 of securities on loan, respectively).  $16,668,644    $ 9,480,370
Temporary Cash Investments at Value & Cost.................................................       69,498             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...................      441,535        955,113
Foreign Currencies at Value................................................................           --         34,442
Cash.......................................................................................           --         12,095
Receivables:
  Investment Securities Sold...............................................................       22,131          8,683
  Dividends, Interest and Tax Reclaims.....................................................       14,957         38,974
  Securities Lending Income................................................................          265          2,482
Unrealized Gain on Foreign Currency Contracts..............................................           --              8
                                                                                             -----------    -----------
     Total Assets..........................................................................   17,217,030     10,532,167
                                                                                             -----------    -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................................      441,535        955,113
  Investment Securities Purchased..........................................................       61,418         36,644
  Due to Advisor...........................................................................        1,360          1,541
Unrealized Loss on Foreign Currency Contracts..............................................           --             10
Accrued Expenses and Other Liabilities.....................................................          779            474
                                                                                             -----------    -----------
     Total Liabilities.....................................................................      505,092        993,782
                                                                                             -----------    -----------
NET ASSETS.................................................................................  $16,711,938    $ 9,538,385
                                                                                             ===========    ===========
Investments at Cost........................................................................  $10,414,840    $ 7,650,003
                                                                                             ===========    ===========
Foreign Currencies at Cost.................................................................  $        --    $    34,284
                                                                                             ===========    ===========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                               The U.S.      The DFA
                                                                              Large Cap   International
                                                                             Value Series Value Series
                                                                             ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $11,473, respectively).  $  148,837    $270,261
  Interest..................................................................           3           1
  Income from Securities Lending............................................       1,553       5,549
                                                                              ----------    --------
     Total Investment Income................................................     150,393     275,811
                                                                              ----------    --------
Expenses
  Investment Advisory Services Fees.........................................       7,825       8,965
  Accounting & Transfer Agent Fees..........................................         403         236
  Custodian Fees............................................................          75         362
  Shareholders' Reports.....................................................           9           5
  Directors'/Trustees' Fees & Expenses......................................          99          59
  Professional Fees.........................................................         172         101
  Other.....................................................................          36          47
                                                                              ----------    --------
     Total Expenses.........................................................       8,619       9,775
                                                                              ----------    --------
  Fees Paid Indirectly......................................................          --          (5)
                                                                              ----------    --------
  Net Expenses..............................................................       8,619       9,770
                                                                              ----------    --------
  Net Investment Income (Loss)..............................................     141,774     266,041
                                                                              ----------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.............................................     366,497     124,552
    Foreign Currency Transactions...........................................          --         335
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................     907,355     101,142
    Translation of Foreign Currency Denominated Amounts.....................          --          66
                                                                              ----------    --------
  Net Realized and Unrealized Gain (Loss)...................................   1,273,852     226,095
                                                                              ----------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............  $1,415,626    $492,136
                                                                              ==========    ========

----------
* Net of foreign capital gain taxes withheld of $0 and $7, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               The U.S. Large Cap Value   The DFA International
                                                                        Series                 Value Series
                                                               ------------------------  -----------------------
                                                               Six Months       Year     Six Months      Year
                                                                  Ended        Ended        Ended       Ended
                                                                April 30,     Oct. 31,    April 30,    Oct. 31,
                                                                  2014          2013        2014         2013
                                                               -----------  -----------  ----------- -----------
                                                               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   141,774  $   250,494  $  266,041  $   252,489
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................     366,497    1,042,669     124,552      394,216
    Futures...................................................          --           --          --       (1,587)
    Foreign Currency Transactions.............................          --           --         335       (2,158)
Change in Unrealized Appreciation (Depreciation) of:
  Investment Securities and Foreign Currency..................     907,355    2,531,751     101,142    1,329,657
  Translation of Foreign Currency Denominated Amounts.........          --           --          66          544
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   1,415,626    3,824,914     492,136    1,973,161
                                                               -----------  -----------  ----------  -----------
Transactions in Interest:
  Contributions...............................................     825,366    1,639,135     469,662    1,055,913
  Withdrawals.................................................    (368,042)  (1,214,213)   (215,543)  (1,475,193)
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Transactions in Interest....     457,324      424,922     254,119     (419,280)
                                                               -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets..................   1,872,950    4,249,836     746,255    1,553,881
Net Assets
  Beginning of Period.........................................  14,838,988   10,589,152   8,792,130    7,238,249
                                                               -----------  -----------  ----------  -----------
  End of Period............................................... $16,711,938  $14,838,988  $9,538,385  $ 8,792,130
                                                               ===========  ===========  ==========  ===========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $7 and $3, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                     The U.S. Large Cap Value Series+
                                               ----------------------------------------------------------------------------
                                                 Six Months        Year         Year        Year        Year        Year
                                                    Ended         Ended        Ended       Ended       Ended       Ended
                                                  April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                    2014           2013         2012        2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Total Return..................................        9.45%(C)       35.68%       18.31%       5.69%      19.96%      11.90%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $16,711,938     $14,838,988  $10,589,152  $9,335,107  $8,816,400  $7,508,400
Ratio of Expenses to Average Net Assets.......        0.11%(D)        0.11%        0.12%       0.12%       0.12%       0.13%
Ratio of Net Investment Income to Average Net
 Assets.......................................        1.81%(D)        1.98%        2.15%       1.79%       2.02%       2.42%
Portfolio Turnover Rate.......................           8%(C)          15%          10%         14%         28%         29%
----------------------------------------------------------------------------------------------------------------------------

                                                                   The DFA International Value Series+
                                               --------------------------------------------------------------------------
                                                Six Months       Year        Year         Year        Year        Year
                                                   Ended        Ended       Ended        Ended       Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                   2014          2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Total Return..................................       5.51%(C)      28.18%       3.17%      (8.04)%      11.13%      35.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $9,538,385     $8,792,130  $7,238,249  $6,955,907   $6,919,633  $6,191,964
Ratio of Expenses to Average Net Assets.......       0.22%(D)       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.22%(D)       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Net Investment Income to Average Net
 Assets.......................................       5.94%(D)       3.20%       3.75%       3.47%        2.55%       3.22%
Portfolio Turnover Rate.......................          8%(C)         15%         14%          9%          20%         18%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International

Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and
(ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the six months ended April 30, 2014, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                 -                                   ----------
                 The DFA International Value Series.     $5

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2014, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $383
                    The DFA International Value Series.  276

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               Purchases    Sales
                                               ---------- ----------
           The U.S. Large Cap Value Series.... $1,851,848 $1,259,638
           The DFA International Value Series.  1,125,082    709,817

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   The Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 Net
                                                                              Unrealized
                                     Federal     Unrealized    Unrealized    Appreciation
                                     Tax Cost   Appreciation (Depreciation) (Depreciation)
                                    ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series.... $10,926,067  $6,313,025    $ (59,415)     $6,253,610
The DFA International Value Series.   8,613,314   2,266,781     (444,612)      1,822,169

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the six months ended April 30, 2014, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series....     0.85%       $12,485         8          $2        $32,996
The DFA International Value Series.     0.83%        10,282         4           1         11,874

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2014, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2014.

I. Securities Lending:

   As of April 30, 2014, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $24,703 (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap

Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 13, 2013 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreements for each series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. For The DFA International Value Series, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined based on the Fund's investment strategies and the expectations of its shareholder base, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043014-009S

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2014 (Unaudited)

Dimensional Investment Group Inc.
DFA International Value Portfolio III
U.S. Large Cap Value Portfolio III
Tax-Managed U.S. Marketwide Value Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2014

Dear Fellow Shareholder,

Since our founding 33 years ago, Dimensional has grown into a global asset management firm. We believe well-functioning markets that bring together investors who supply capital with companies that put capital to work are what make our business and investment approach successful.

At Dimensional, we combine insights gained from academia and a belief in the power of markets with decades of practical experience implementing in competitive markets. By applying this approach, we have built up a long and compelling track record across global equity and fixed income markets.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                   Page
                                                                   ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes................   1
        Dimensional Investment Group Inc.
           Disclosure of Fund Expenses............................   2
           Disclosure of Portfolio Holdings.......................   4
           Schedules of Investments
               DFA International Value Portfolio III..............   5
               U.S. Large Cap Value Portfolio III.................   5
               Tax-Managed U.S. Marketwide Value Portfolio II.....   5
           Statements of Assets and Liabilities...................   6
           Statements of Operations...............................   7
           Statements of Changes in Net Assets....................   8
           Financial Highlights...................................   9
           Notes to Financial Statements..........................  11
        The DFA Investment Trust Company
           Disclosure of Fund Expenses............................  17
           Disclosure of Portfolio Holdings.......................  19
           Summary Schedules of Portfolio Holdings
               The DFA International Value Series.................  20
               The U.S. Large Cap Value Series....................  24
               The Tax-Managed U.S. Marketwide Value Series.......  27
           Statements of Assets and Liabilities...................  30
           Statements of Operations...............................  31
           Statements of Changes in Net Assets....................  32
           Financial Highlights...................................  33
           Notes to Financial Statements..........................  34
        Voting Proxies on Fund Portfolio Securities...............  41
        Board Approval of Investment Advisory Agreements..........  42

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedule of Portfolio Holdings
---------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 Six Months Ended April 30, 2014
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/13  04/30/14    Ratio*   Period*
                                         --------- --------- ---------- --------
DFA International Value Portfolio III**
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,055.20    0.24%    $1.22
Hypothetical 5% Annual Return........... $1,000.00 $1,023.60    0.24%    $1.20

U.S. Large Cap Value Portfolio III**
------------------------------------
Actual Fund Return...................... $1,000.00 $1,094.30    0.13%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                  Beginning  Ending              Expenses
                                                   Account  Account   Annualized   Paid
                                                    Value    Value     Expense    During
                                                  11/01/13  04/30/14    Ratio*   Period*
                                                  --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio II**
------------------------------------------------
Actual Fund Return............................... $1,000.00 $1,084.00    0.22%    $1.14
Hypothetical 5% Annual Return.................... $1,000.00 $1,023.70    0.22%    $1.10

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Companies' holdings which reflect the investments by category.

                                                 Affiliated Investment Company
                                                 -----------------------------
 DFA International Value Portfolio III..........             100.0%
 U.S. Large Cap Value Portfolio III.............             100.0%
 Tax-Managed U.S. Marketwide Value Portfolio II.             100.0%

                           SCHEDULES OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $1,853,885,664
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $1,508,626,251)............................. $1,853,885,664
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The U.S. Large Cap Value Series of
       The DFA Investment Trust Company..................... $2,859,872,974
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $1,681,736,986)............................. $2,859,872,974
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                                                                    Value+
                                                                --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company............................ $1,397,041,235
                                                                --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $786,176,244)...................................... $1,397,041,235
                                                                ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                       Tax-Managed
                                                                           DFA                            U.S.
                                                                      International  U.S. Large Cap    Marketwide
                                                                     Value Portfolio Value Portfolio Value Portfolio
                                                                           III             III             II
                                                                     --------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............  $  1,853,886    $  2,859,873    $  1,397,041
Receivables:
  Fund Shares Sold..................................................           636             757             211
Prepaid Expenses and Other Assets...................................            23              30              25
                                                                      ------------    ------------    ------------
     Total Assets...................................................     1,854,545       2,860,660       1,397,277
                                                                      ------------    ------------    ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed..............................................           843           1,607             446
  Due to Advisor....................................................            15              23              --
Accrued Expenses and Other Liabilities..............................            74             111              52
                                                                      ------------    ------------    ------------
     Total Liabilities..............................................           932           1,741             498
                                                                      ------------    ------------    ------------
NET ASSETS..........................................................  $  1,853,613    $  2,858,919    $  1,396,779
                                                                      ============    ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................   104,968,925     118,295,817      60,300,380
                                                                      ============    ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE..............................................................  $      17.66    $      24.17    $      23.16
                                                                      ============    ============    ============
Investments in Affiliated Investment Company at Cost................  $  1,508,626    $  1,681,737    $    786,176
                                                                      ============    ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $  1,469,243    $  1,604,398    $    779,426
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................        16,269           6,616           2,742
Accumulated Net Realized Gain (Loss)................................        22,704          69,769           3,746
Net Unrealized Foreign Exchange Gain (Loss).........................           137              --              --
Net Unrealized Appreciation (Depreciation)..........................       345,260       1,178,136         610,865
                                                                      ------------    ------------    ------------
NET ASSETS..........................................................  $  1,853,613    $  2,858,919    $  1,396,779
                                                                      ============    ============    ============
(1) NUMBER OF SHARES AUTHORIZED.....................................   500,000,000     700,000,000     500,000,000
                                                                      ============    ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                       Tax-Managed
                                                                        DFA                               U.S.
                                                                   International      U.S. Large       Marketwide
                                                                       Value              Cap             Value
                                                                   Portfolio III* ValuePortfolio III* Portfolio II*
                                                                   -------------- ------------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2,234, $0 and $0,
   respectively)..................................................    $52,588          $ 25,971         $ 11,929
  Income from Securities Lending..................................      1,081               271              113
  Expenses Allocated from Affiliated Investment Company...........     (1,902)           (1,503)          (1,404)
                                                                      -------          --------         --------
     Total Investment Income......................................     51,767            24,739           10,638
                                                                      -------          --------         --------
Expenses
  Administrative Services Fees....................................         87               136               --
  Accounting & Transfer Agent Fees................................         17                20               15
  Filing Fees.....................................................         24                23               21
  Shareholders' Reports...........................................         22                24               10
  Directors'/Trustees' Fees & Expenses............................         11                18                9
  Audit Fees......................................................          3                 3                4
  Legal Fees......................................................          4                 6                3
  Other...........................................................          7                10                5
                                                                      -------          --------         --------
     Total Expenses...............................................        175               240               67
                                                                      -------          --------         --------
  Net Investment Income (Loss)....................................     51,592            24,499           10,571
                                                                      -------          --------         --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................     22,926            69,821            5,221
    Foreign Currency Transactions.................................         53                --               --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................     20,862           152,914           91,693
    Futures.......................................................         21                --               --
    Translation of Foreign Currency Denominated Amounts...........         12                --               --
                                                                      -------          --------         --------
  Net Realized and Unrealized Gain (Loss).........................     43,874           222,735           96,914
                                                                      -------          --------         --------
Net Increase (Decrease) in Net Assets Resulting from Operations...    $95,466          $247,234         $107,485
                                                                      =======          ========         ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                            DFA                     U.S. Large Cap Value
                                                  International ValuePortfolio III      Portfolio III
                                                  -------------------------------  ----------------------
                                                  Six Months          Year         Six Months     Year
                                                     Ended           Ended            Ended      Ended
                                                   April 30,        Oct. 31,        April 30,   Oct. 31,
                                                     2014             2013            2014        2013
                                                  -----------        ----------    ----------- ----------
                                                  (Unaudited)                      (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................... $   51,592       $   46,731      $   24,499  $   46,299
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...................     22,926           72,564          69,821     204,002
   Futures.......................................         --             (280)             --          --
   Foreign Currency Transactions.................         53             (418)             --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency.....................................     20,862          255,240         152,914     464,086
   Futures.......................................         21              (22)             --          --
   Translation of Foreign Currency Denominated
    Amounts......................................         12              113              --          --
                                                  ----------         ----------    ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations..................     95,466          373,928         247,234     714,387
                                                  ----------         ----------    ----------  ----------
Distributions From:
  Net Investment Income..........................    (37,915)         (47,178)        (23,597)    (46,245)
  Net Short-Term Gains...........................     (2,906)              --              --          --
  Net Long-Term Gains............................    (66,638)         (28,559)        (55,581)         --
                                                  ----------         ----------    ----------  ----------
     Total Distributions.........................   (107,459)         (75,737)        (79,178)    (46,245)
                                                  ----------         ----------    ----------  ----------
Capital Share Transactions (1):
  Shares Issued..................................    176,366          300,366         220,955     362,948
  Shares Issued in Lieu of Cash Distributions....     85,804           62,527          65,200      39,087
  Shares Redeemed................................   (122,414)        (232,096)       (243,403)   (498,513)
                                                  ----------         ----------    ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.........................    139,756          130,797          42,752     (96,478)
                                                  ----------         ----------    ----------  ----------
     Total Increase (Decrease) in Net Assets.....    127,763          428,988         210,808     571,664
Net Assets
  Beginning of Period............................  1,725,850        1,296,862       2,648,111   2,076,447
                                                  ----------         ----------    ----------  ----------
  End of Period.................................. $1,853,613       $1,725,850      $2,858,919  $2,648,111
                                                  ==========         ==========    ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued..................................     10,222           19,048           9,437      18,268
  Shares Issued in Lieu of Cash Distributions....      5,113            4,075           2,854       2,013
  Shares Redeemed................................     (7,081)         (14,670)        (10,404)    (25,265)
                                                  ----------         ----------    ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed........................      8,254            8,453           1,887      (4,984)
                                                  ==========         ==========    ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)......................................... $   16,269       $    2,592      $    6,616  $    5,714

                                                     Tax-Managed U.S.
                                                     Marketwide Value
                                                       Portfolio II
                                                  ----------------------
                                                  Six Months     Year
                                                     Ended      Ended
                                                   April 30,   Oct. 31,
                                                     2014        2013
                                                  ----------- ----------
                                                  (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................... $   10,571  $   20,061
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...................      5,221      11,465
   Futures.......................................         --          --
   Foreign Currency Transactions.................         --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency.....................................     91,693     307,019
   Futures.......................................         --          --
   Translation of Foreign Currency Denominated
    Amounts......................................         --          --
                                                  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations..................    107,485     338,545
                                                  ----------  ----------
Distributions From:
  Net Investment Income..........................    (10,307)    (19,382)
  Net Short-Term Gains...........................         --          --
  Net Long-Term Gains............................         --          --
                                                  ----------  ----------
     Total Distributions.........................    (10,307)    (19,382)
                                                  ----------  ----------
Capital Share Transactions (1):
  Shares Issued..................................     75,654     133,567
  Shares Issued in Lieu of Cash Distributions....     10,253      19,334
  Shares Redeemed................................    (65,970)   (153,201)
                                                  ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.........................     19,937        (300)
                                                  ----------  ----------
     Total Increase (Decrease) in Net Assets.....    117,115     318,863
Net Assets
  Beginning of Period............................  1,279,664     960,801
                                                  ----------  ----------
  End of Period.................................. $1,396,779  $1,279,664
                                                  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued..................................      3,350       7,190
  Shares Issued in Lieu of Cash Distributions....        457       1,060
  Shares Redeemed................................     (2,938)     (8,391)
                                                  ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed........................        869        (141)
                                                  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)......................................... $    2,742  $    2,478

----------
* Net of foreign capital gain taxes withheld of $1, $1, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                        DFA International Value Portfolio III
                                     --------------------------------------------------------------------------  --------------
                                      Six Months       Year        Year         Year        Year        Year      Six Months
                                         Ended        Ended       Ended        Ended       Ended       Ended         Ended
                                       April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                         2014          2013        2012         2011        2010        2009         2014
--------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    17.84     $    14.69  $    14.81  $    16.66   $    15.41  $    11.74  $    22.75
                                     ----------     ----------  ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.51           0.50        0.53        0.58         0.39        0.40        0.21
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.41           3.48       (0.12)      (1.87)        1.25        3.66        1.89
                                     ----------     ----------  ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations......................       0.92           3.98        0.41       (1.29)        1.64        4.06        2.10
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.38)         (0.51)      (0.48)      (0.56)       (0.39)      (0.39)      (0.20)
  Net Realized Gains................      (0.72)         (0.32)      (0.05)         --           --          --       (0.48)
                                     ----------     ----------  ----------  ----------   ----------  ----------  ----------
   Total Distributions..............      (1.10)         (0.83)      (0.53)      (0.56)       (0.39)      (0.39)      (0.68)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    17.66     $    17.84  $    14.69  $    14.81   $    16.66  $    15.41  $    24.17
===================================  ===========    ==========  ==========  ==========   ==========  ==========  ===========
Total Return........................       5.52%(C)      28.15%       3.14%      (8.06)%      11.05%      35.37%       9.43%(C)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $1,853,613     $1,725,850  $1,296,862  $1,138,810   $1,160,487  $1,008,172  $2,858,919
Ratio of Expenses to Average Net
 Assets (B).........................       0.24%(D)       0.25%       0.26%       0.26%        0.26%       0.28%       0.13%(D)
Ratio of Net Investment Income to
 Average Net Assets.................       5.91%(D)       3.15%       3.71%       3.45%        2.53%       3.19%       1.80%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                           U.S. Large Cap Value Portfolio III
                                     -----------------------------------------------------------
                                        Year        Year        Year        Year        Year
                                       Ended       Ended       Ended       Ended       Ended
                                      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                        2013        2012        2011        2010        2009
------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    17.11  $    14.77  $    14.23  $    12.10  $    11.15
                                     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..       0.39        0.34        0.27        0.27        0.25
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       5.64        2.33        0.54        2.12        0.97
                                     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       6.03        2.67        0.81        2.39        1.22
------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.39)      (0.33)      (0.27)      (0.26)      (0.27)
  Net Realized Gains................         --          --          --          --          --
                                     ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.39)      (0.33)      (0.27)      (0.26)      (0.27)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    22.75  $    17.11  $    14.77  $    14.23  $    12.10
===================================  ==========  ==========  ==========  ==========  ==========
Total Return........................      35.65%      18.32%       5.64%      19.96%      11.88%
------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $2,648,111  $2,076,447  $1,823,228  $1,714,304  $1,457,701
Ratio of Expenses to Average Net
 Assets (B).........................       0.13%       0.14%       0.14%       0.14%       0.16%
Ratio of Net Investment Income to
 Average Net Assets.................       1.97%       2.13%       1.77%       2.00%       2.37%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        Tax-Managed U.S. Marketwide Value Portfolio II
                                                              -----------------------------------------------------------------
                                                               Six Months       Year       Year      Year      Year      Year
                                                                  Ended        Ended      Ended     Ended     Ended     Ended
                                                                April 30,     Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                  2014          2013       2012      2011      2010      2009
--------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period......................... $    21.53     $    16.13  $  13.88  $  13.27  $  11.17  $  10.20

Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.18           0.34      0.29      0.23      0.17      0.21
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.62           5.39      2.24      0.60      2.10      1.02
                                                              ----------     ----------  --------  --------  --------  --------
   Total from Investment Operations..........................       1.80           5.73      2.53      0.83      2.27      1.23
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.17)         (0.33)    (0.28)    (0.22)    (0.17)    (0.26)
                                                              ----------     ----------  --------  --------  --------  --------
   Total Distributions.......................................      (0.17)         (0.33)    (0.28)    (0.22)    (0.17)    (0.26)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    23.16     $    21.53  $  16.13  $  13.88  $  13.27  $  11.17
============================================================= ===========    ==========  ========  ========  ========  ========
Total Return.................................................       8.40%(C)      35.90%    18.50%     6.26%    20.47%    12.64%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $1,396,779     $1,279,664  $960,801  $837,887  $773,434  $671,403
Ratio of Expenses to Average Net Assets (B)..................       0.22%(D)       0.23%     0.23%     0.23%     0.23%     0.26%
Ratio of Net Investment Income to Average Net Assets.........       1.59%(D)       1.80%     1.97%     1.60%     1.38%     2.16%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II primarily invest their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At April 30, 2014, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 20%, 17% and 29% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to each Series. For the six months ended April 30, 2014, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% average daily net assets, except for the Tax-Managed U.S. Marketwide Value Portfolio II, which pays no fee.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              DFA International Value Portfolio III.......... $47
              U.S. Large Cap Value Portfolio III.............  73
              Tax-Managed U.S. Marketwide Value Portfolio II.  33

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, gains on securities considered to be "passive foreign investment companies", tax equalization, realized foreign capital gains tax, the utilization of accumulated earnings and profits distributed to shareholders on redemptions as part of the dividends paid deduction for income purposes and non-deductible expenses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                   Increase       Increase
                                                                  (Decrease)     (Decrease)
                                                   Increase     Undistributed   Accumulated
                                                  (Decrease)    Net Investment  Net Realized
                                                Paid-In Capital     Income     Gains (Losses)
                                                --------------- -------------- --------------
DFA International Value Portfolio III..........     $4,323         $(2,008)       $(2,315)
U.S. Large Cap Value Portfolio III.............      2,714          (1,216)        (1,498)
Tax-Managed U.S. Marketwide Value Portfolio II.        582            (413)          (169)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                                Net Investment
                                                  Income and
                                                  Short-Term     Long-Term
                                                Capital Gains  Capital Gains  Total
                                                -------------- ------------- -------
DFA International Value Portfolio III
2012...........................................    $41,721        $ 5,087    $46,808
2013...........................................     47,178         28,559     75,737
U.S. Large Cap Value Portfolio III
2012...........................................     40,221             --     40,221
2013...........................................     46,245             --     46,245
Tax-Managed U.S. Marketwide Value Portfolio II
2012...........................................     17,774             --     17,774
2013...........................................     19,382             --     19,382

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                Net Investment
                                                  Income and
                                                  Short-Term     Long-Term
                                                Capital Gains  Capital Gains Total
                                                -------------- ------------- ------
DFA International Value Portfolio III..........     $1,811        $2,511     $4,322
U.S. Large Cap Value Portfolio III.............      1,216         1,498      2,714
Tax-Managed U.S. Marketwide Value Portfolio II.        582            --        582

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                    Undistributed Net                                              Total Net
                                       Investment                                                Distributable
                                       Income and     Undistributed    Capital      Unrealized     Earnings
                                       Short-Term       Long-Term       Loss       Appreciation  (Accumulated
                                      Capital Gains   Capital Gains Carryforwards (Depreciation)    Losses)
                                    ----------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio
  III..............................      $6,670          $66,597            --      $  323,169    $  396,436
U.S. Large Cap Value Portfolio III.       5,821           55,566            --       1,025,185     1,086,572
Tax-Managed U.S. Marketwide Value
  Portfolio II.....................       2,526               --       $(1,383)        519,080       520,223

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 Expires on October 31,
                                                 ----------------------
                                                          2017          Total
                                                 ---------------------- ------
 Tax-Managed U.S. Marketwide Value Portfolio II.         $1,383         $1,383

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

            U.S. Large Cap Value Portfolio III............. $146,937
            Tax-Managed U.S. Marketwide Value Portfolio II.   11,296

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                          Net
                                                                                       Unrealized
                                                 Federal    Unrealized   Unrealized   Appreciation
                                                 Tax Cost  Appreciation Depreciation (Depreciation)
                                                ---------- ------------ ------------ --------------
DFA International Value Portfolio III.......... $1,509,959  $  343,927       --        $  343,927
U.S. Large Cap Value Portfolio III.............  1,681,775   1,178,098       --         1,178,098
Tax-Managed U.S. Marketwide Value Portfolio II.    786,268     610,773       --           610,773

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2014.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

   At April 30, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
  -                                               ------------ --------------
  DFA International Value Portfolio III..........      4             93%
  U.S. Large Cap Value Portfolio III.............      5             97%
  Tax-Managed U.S. Marketwide Value Portfolio II.      3             99%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2014
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/13  04/30/14    Ratio*   Period*
                                      --------- --------- ---------- --------
  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,055.10    0.22%    $1.12
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70    0.22%    $1.10

  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,094.50    0.11%    $0.57
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              11/01/13  04/30/14    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,084.10    0.21%    $1.09
Hypothetical 5% Annual Return................ $1,000.00 $1,023.75    0.21%    $1.05

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      The DFA International Value Series
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   4.6%
              Energy.......................................  14.3%
              Financials...................................  34.7%
              Health Care..................................   3.7%
              Industrials..................................  10.0%
              Information Technology.......................   3.5%
              Materials....................................  11.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.8%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.0%
              Consumer Staples.............................   7.1%
              Energy.......................................  22.2%
              Financials...................................  22.6%
              Health Care..................................   9.7%
              Industrials..................................  11.4%
              Information Technology.......................   7.2%
              Materials....................................   3.3%
              Telecommunication Services...................   4.2%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  17.8%
              Consumer Staples.............................   7.3%
              Energy.......................................  17.1%
              Financials...................................  18.7%
              Health Care..................................   9.9%
              Industrials..................................  14.3%
              Information Technology.......................   6.8%
              Materials....................................   3.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.5%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (90.6%)
  AUSTRALIA -- (4.6%)
      Santos, Ltd...................... 4,099,271 $ 52,558,232            0.6%
      Wesfarmers, Ltd.................. 2,586,337  102,933,877            1.1%
      Other Securities.................            321,643,082            3.3%
                                                  ------------           -----
  TOTAL AUSTRALIA......................            477,135,191            5.0%
                                                  ------------           -----

  AUSTRIA -- (0.1%)
      Other Securities.................             15,658,992            0.2%
                                                  ------------           -----

  BELGIUM -- (1.2%)
      Other Securities.................            128,323,164            1.4%
                                                  ------------           -----

  CANADA -- (8.0%)
  #   Canadian Natural Resources, Ltd.. 1,849,320   75,352,978            0.8%
      Manulife Financial Corp.......... 3,287,435   61,726,575            0.7%
      Suncor Energy, Inc............... 3,750,370  144,670,082            1.5%
      Other Securities.................            554,656,413            5.8%
                                                  ------------           -----
  TOTAL CANADA.........................            836,406,048            8.8%
                                                  ------------           -----

  DENMARK -- (1.6%)
      Other Securities.................            163,115,860            1.7%
                                                  ------------           -----

  FINLAND -- (0.9%)
      Other Securities.................             94,719,007            1.0%
                                                  ------------           -----

  FRANCE -- (9.5%)
      AXA SA........................... 4,004,754  104,508,095            1.1%
      BNP Paribas SA................... 1,975,744  148,466,225            1.6%
      Cie de St-Gobain................. 1,078,023   66,045,558            0.7%
  #   GDF Suez......................... 3,247,971   81,859,990            0.9%
      Orange SA........................ 3,875,091   62,781,400            0.7%
      Renault SA.......................   740,603   72,408,643            0.8%
      Societe Generale SA.............. 1,296,228   80,725,428            0.8%
      Vivendi SA....................... 3,686,124   99,034,179            1.0%
      Other Securities.................            279,123,896            2.8%
                                                  ------------           -----
  TOTAL FRANCE.........................            994,953,414           10.4%
                                                  ------------           -----

  GERMANY -- (7.4%)
  #   Allianz SE.......................   518,031   90,152,856            1.0%
      Bayerische Motoren Werke AG......   683,720   85,946,981            0.9%
      Daimler AG....................... 2,088,586  194,445,529            2.0%
  #   E.ON SE.......................... 3,638,090   69,687,054            0.7%
  #   Muenchener Rueckversicherungs AG.   297,828   68,845,597            0.7%
      RWE AG........................... 1,358,567   51,844,377            0.6%
      Other Securities.................            207,837,909            2.2%
                                                  ------------           -----
  TOTAL GERMANY........................            768,760,303            8.1%
                                                  ------------           -----

  HONG KONG -- (1.9%)
      Hutchison Whampoa, Ltd........... 5,076,000   69,640,150            0.7%
      Other Securities.................            134,088,552            1.4%
                                                  ------------           -----
  TOTAL HONG KONG......................            203,728,702            2.1%
                                                  ------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
IRELAND -- (0.2%)
    Other Securities........................            $   18,770,592            0.2%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                32,609,956            0.3%
                                                        --------------           -----

ITALY -- (1.6%)
    UniCredit SpA...........................  6,290,570     56,361,264            0.6%
    Other Securities........................               113,430,866            1.2%
                                                        --------------           -----
TOTAL ITALY.................................               169,792,130            1.8%
                                                        --------------           -----

JAPAN -- (18.3%)
    Mitsubishi Corp.........................  3,482,500     62,362,177            0.7%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    131,142,580            1.4%
    Mitsui & Co., Ltd.......................  4,220,700     59,859,529            0.6%
    Mizuho Financial Group, Inc............. 42,833,200     83,893,411            0.9%
    Nippon Steel & Sumitomo Metal Corp...... 19,029,940     49,927,655            0.5%
    Sumitomo Mitsui Financial Group, Inc....  1,688,300     66,739,011            0.7%
    Other Securities........................             1,455,186,354           15.2%
                                                        --------------           -----
TOTAL JAPAN.................................             1,909,110,717           20.0%
                                                        --------------           -----

NETHERLANDS -- (3.2%)
#   ArcelorMittal...........................  3,159,312     51,374,315            0.5%
*   ING Groep NV............................  6,479,202     92,619,251            1.0%
    Other Securities........................               195,212,987            2.1%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               339,206,553            3.6%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 8,078,915            0.1%
                                                        --------------           -----

NORWAY -- (0.7%)
    Other Securities........................                70,152,730            0.7%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 8,215,156            0.1%
                                                        --------------           -----

SINGAPORE -- (1.1%)
    Other Securities........................               118,422,958            1.2%
                                                        --------------           -----

SPAIN -- (2.6%)
    Banco Santander SA......................  8,200,002     81,554,496            0.8%
    Iberdrola SA............................  9,376,631     65,500,776            0.7%
    Other Securities........................               119,686,535            1.3%
                                                        --------------           -----
TOTAL SPAIN.................................               266,741,807            2.8%
                                                        --------------           -----

SWEDEN -- (2.9%)
    Nordea Bank AB..........................  5,366,449     77,763,053            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,832,490            0.6%
    Other Securities........................               163,261,946            1.7%
                                                        --------------           -----
TOTAL SWEDEN................................               297,857,489            3.1%
                                                        --------------           -----

SWITZERLAND -- (8.8%)
    Credit Suisse Group AG..................  1,928,358     61,134,025            0.6%
    Holcim, Ltd.............................    887,877     81,432,888            0.9%
    Novartis AG.............................  2,434,443    211,632,207            2.2%
    Novartis AG ADR.........................    681,571     59,255,783            0.6%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            Percentage
                                                Shares        Value++     of Net Assets**
                                                ------        -------     ---------------
SWITZERLAND -- (Continued)
      Swiss Re AG.............................  1,412,545 $   123,514,466            1.3%
      UBS AG..................................  4,344,251      90,855,076            1.0%
      Zurich Insurance Group AG...............    321,452      92,179,146            1.0%
      Other Securities........................                194,865,896            2.0%
                                                          ---------------          ------
TOTAL SWITZERLAND.............................                914,869,487            9.6%
                                                          ---------------          ------

UNITED KINGDOM -- (15.5%)
      Anglo American P.L.C....................  2,938,851      78,564,591            0.8%
      Barclays P.L.C. Sponsored ADR...........  5,037,005      86,183,156            0.9%
      BP P.L.C. Sponsored ADR.................  6,938,726     351,238,309            3.7%
      Glencore Xstrata P.L.C..................  9,442,477      50,949,377            0.5%
#     HSBC Holdings P.L.C. Sponsored ADR......  1,892,534      97,124,844            1.0%
      Kingfisher P.L.C........................  8,040,406      56,896,948            0.6%
#     Royal Dutch Shell P.L.C. ADR(780259107).  3,323,210     281,309,727            3.0%
      Royal Dutch Shell P.L.C. ADR(780259206).    755,142      59,459,881            0.6%
      Vodafone Group P.L.C.................... 19,078,000      72,431,667            0.8%
      Vodafone Group P.L.C. Sponsored ADR.....  2,056,797      78,076,025            0.8%
      Other Securities........................                401,284,528            4.2%
                                                          ---------------          ------
TOTAL UNITED KINGDOM..........................              1,613,519,053           16.9%
                                                          ---------------          ------
TOTAL COMMON STOCKS...........................              9,450,148,224           99.1%
                                                          ---------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities........................                 28,133,374            0.3%
                                                          ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities........................                         --            0.0%
                                                          ---------------          ------

FRANCE -- (0.0%)
      Other Securities........................                    304,214            0.0%
                                                          ---------------          ------

HONG KONG -- (0.0%)
      Other Securities........................                     49,049            0.0%
                                                          ---------------          ------

SPAIN -- (0.0%)
      Other Securities........................                  1,734,756            0.0%
                                                          ---------------          ------
TOTAL RIGHTS/WARRANTS.........................                  2,088,019            0.0%
                                                          ---------------          ------

                                                Shares/
                                                 Face
                                                Amount        Value+
                                                -------       ------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund.......... 82,550,804     955,112,801           10.0%
                                                          ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,605,115,658).....................              $10,435,482,418          109.4%
                                                          ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $    1,974,118 $  475,161,073   --    $   477,135,191
  Austria.....................             --     15,658,992   --         15,658,992
  Belgium.....................      3,952,688    124,370,476   --        128,323,164
  Canada......................    836,406,048             --   --        836,406,048
  Denmark.....................             --    163,115,860   --        163,115,860
  Finland.....................      2,128,584     92,590,423   --         94,719,007
  France......................      5,948,762    989,004,652   --        994,953,414
  Germany.....................     76,929,392    691,830,911   --        768,760,303
  Hong Kong...................             --    203,728,702   --        203,728,702
  Ireland.....................      6,301,524     12,469,068   --         18,770,592
  Israel......................             --     32,609,956   --         32,609,956
  Italy.......................     24,068,580    145,723,550   --        169,792,130
  Japan.......................     62,859,115  1,846,251,602   --      1,909,110,717
  Netherlands.................     27,544,627    311,661,926   --        339,206,553
  New Zealand.................             --      8,078,915   --          8,078,915
  Norway......................        322,262     69,830,468   --         70,152,730
  Portugal....................             --      8,215,156   --          8,215,156
  Singapore...................             --    118,422,958   --        118,422,958
  Spain.......................     15,348,649    251,393,158   --        266,741,807
  Sweden......................     11,416,422    286,441,067   --        297,857,489
  Switzerland.................    102,217,682    812,651,805   --        914,869,487
  United Kingdom..............    996,765,713    616,753,340   --      1,613,519,053
Preferred Stocks
  Germany.....................             --     28,133,374   --         28,133,374
Rights/Warrants
  Australia...................             --             --   --                 --
  France......................             --        304,214   --            304,214
  Hong Kong...................             --         49,049   --             49,049
  Spain.......................             --      1,734,756   --          1,734,756
Securities Lending Collateral.             --    955,112,801   --        955,112,801
                               -------------- --------------   --    ---------------
TOTAL......................... $2,174,184,166 $8,261,298,252   --    $10,435,482,418
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (97.0%)
Consumer Discretionary -- (11.6%)
    Comcast Corp. Class A................  9,873,756 $  511,065,611            3.1%
#   Comcast Corp. Special Class A........  3,813,064    194,580,656            1.2%
    General Motors Co....................  3,716,863    128,157,436            0.8%
    Time Warner Cable, Inc...............  1,876,119    265,395,794            1.6%
    Time Warner, Inc.....................  5,052,904    335,816,000            2.0%
    Other Securities.....................               556,054,796            3.2%
                                                     --------------           -----
Total Consumer Discretionary.............             1,991,070,293           11.9%
                                                     --------------           -----
Consumer Staples -- (6.9%)
    Archer-Daniels-Midland Co............  3,151,861    137,830,881            0.8%
    CVS Caremark Corp....................  6,986,047    508,025,338            3.0%
    Mondelez International, Inc. Class A.  7,976,433    284,359,836            1.7%
    Other Securities.....................               251,992,010            1.6%
                                                     --------------           -----
Total Consumer Staples...................             1,182,208,065            7.1%
                                                     --------------           -----
Energy -- (21.6%)
    Anadarko Petroleum Corp..............  2,644,697    261,877,897            1.6%
    Apache Corp..........................  1,895,772    164,553,010            1.0%
    Baker Hughes, Inc....................  1,938,026    135,468,017            0.8%
    Chevron Corp.........................  4,835,771    606,985,976            3.6%
    ConocoPhillips.......................  6,993,622    519,696,051            3.1%
    Devon Energy Corp....................  1,721,246    120,487,220            0.7%
    Exxon Mobil Corp.....................  1,502,573    153,878,501            0.9%
    Hess Corp............................  1,628,606    145,206,511            0.9%
    Marathon Oil Corp....................  3,640,872    131,617,523            0.8%
    Marathon Petroleum Corp..............  1,752,484    162,893,388            1.0%
    National Oilwell Varco, Inc..........  2,032,845    159,639,318            1.0%
    Occidental Petroleum Corp............  2,152,468    206,098,811            1.2%
    Phillips 66..........................  2,926,797    243,568,046            1.5%
    Valero Energy Corp...................  2,806,975    160,474,761            1.0%
    Other Securities.....................               532,312,812            3.1%
                                                     --------------           -----
Total Energy.............................             3,704,757,842           22.2%
                                                     --------------           -----
Financials -- (22.0%)
    American International Group, Inc....  6,143,899    326,425,354            2.0%
    Bank of America Corp................. 26,957,644    408,138,730            2.4%
    Bank of New York Mellon Corp. (The)..  3,735,585    126,524,264            0.8%
    Capital One Financial Corp...........  2,096,624    154,940,514            0.9%
    Citigroup, Inc.......................  7,932,413    380,041,907            2.3%
    CME Group, Inc.......................  1,612,799    113,524,922            0.7%
    JPMorgan Chase & Co..................  9,265,436    518,679,107            3.1%
    MetLife, Inc.........................  4,300,949    225,154,680            1.3%
    Morgan Stanley.......................  6,887,527    213,031,210            1.3%
    Prudential Financial, Inc............  1,944,264    156,863,220            0.9%
    SunTrust Banks, Inc..................  2,600,602     99,499,033            0.6%
    Other Securities.....................             1,051,677,256            6.3%
                                                     --------------           -----
Total Financials.........................             3,774,500,197           22.6%
                                                     --------------           -----
Health Care -- (9.3%)
    Aetna, Inc...........................  2,009,110    143,550,909            0.9%
*   Express Scripts Holding Co...........  3,072,578    204,572,243            1.2%
    Pfizer, Inc.......................... 16,350,996    511,459,155            3.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       Percentage
                                                           Shares        Value+      of Net Assets**
                                                           ------        ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc......................  1,947,634 $   222,030,276            1.3%
      WellPoint, Inc.....................................  1,674,297     168,568,222            1.0%
      Other Securities...................................                357,718,328            2.1%
                                                                     ---------------          ------
Total Health Care........................................              1,607,899,133            9.6%
                                                                     ---------------          ------
Industrials -- (11.1%)
      CSX Corp...........................................  5,604,703     158,164,719            1.0%
      Eaton Corp. P.L.C..................................  2,273,922     165,177,694            1.0%
      FedEx Corp.........................................    828,737     112,915,416            0.7%
      General Electric Co................................ 12,431,885     334,293,388            2.0%
      Norfolk Southern Corp..............................  1,681,939     158,993,694            1.0%
      Northrop Grumman Corp..............................  1,364,645     165,818,014            1.0%
      Union Pacific Corp.................................  1,891,022     360,107,319            2.2%
      Other Securities...................................                448,194,227            2.5%
                                                                     ---------------          ------
Total Industrials........................................              1,903,664,471           11.4%
                                                                     ---------------          ------
Information Technology -- (7.0%)
      Corning, Inc.......................................  5,762,032     120,484,089            0.7%
      Hewlett-Packard Co.................................  9,619,949     318,035,514            1.9%
      Intel Corp.........................................  5,871,145     156,700,860            0.9%
      Other Securities...................................                606,174,129            3.7%
                                                                     ---------------          ------
Total Information Technology.............................              1,201,394,592            7.2%
                                                                     ---------------          ------
Materials -- (3.2%)
      Freeport-McMoRan Copper & Gold, Inc................  4,647,012     159,717,802            1.0%
      Other Securities...................................                395,751,544            2.3%
                                                                     ---------------          ------
Total Materials..........................................                555,469,346            3.3%
                                                                     ---------------          ------
Telecommunication Services -- (4.0%)
      AT&T, Inc.......................................... 15,116,213     539,648,804            3.2%
      Other Securities...................................                153,431,442            0.9%
                                                                     ---------------          ------
Total Telecommunication Services.........................                693,080,246            4.1%
                                                                     ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                 54,600,112            0.3%
                                                                     ---------------          ------
TOTAL COMMON STOCKS......................................             16,668,644,297           99.7%
                                                                     ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.074%. 69,498,079      69,498,079            0.4%
                                                                     ---------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@  DFA Short Term Investment Fund..................... 38,162,068     441,535,131            2.7%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,925,873,386)...............................              $17,179,677,507          102.8%
                                                                     ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,991,070,293           --   --    $ 1,991,070,293
  Consumer Staples............   1,182,208,065           --   --      1,182,208,065
  Energy......................   3,704,757,842           --   --      3,704,757,842
  Financials..................   3,774,500,197           --   --      3,774,500,197
  Health Care.................   1,607,899,133           --   --      1,607,899,133
  Industrials.................   1,903,664,471           --   --      1,903,664,471
  Information Technology......   1,201,394,592           --   --      1,201,394,592
  Materials...................     555,469,346           --   --        555,469,346
  Telecommunication Services..     693,080,246           --   --        693,080,246
  Utilities...................      54,600,112           --   --         54,600,112
Temporary Cash Investments....      69,498,079           --   --         69,498,079
Securities Lending Collateral.              -- $441,535,131   --        441,535,131
                               --------------- ------------   --    ---------------
TOTAL......................... $16,738,142,376 $441,535,131   --    $17,179,677,507
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (95.2%)
Consumer Discretionary -- (16.9%)
    Comcast Corp. Class A.................. 3,446,875 $178,410,250            3.7%
    Comcast Corp. Special Class A.......... 1,088,341   55,538,041            1.2%
    General Motors Co......................   674,707   23,263,897            0.5%
*   Liberty Interactive Corp. Class A......   882,463   25,644,375            0.5%
    Time Warner Cable, Inc.................   693,942   98,165,035            2.1%
    Time Warner, Inc....................... 1,534,860  102,006,796            2.1%
    Twenty-First Century Fox, Inc. Class A. 1,287,383   41,222,004            0.9%
    Other Securities.......................            324,623,832            6.7%
                                                      ------------           -----
Total Consumer Discretionary...............            848,874,230           17.7%
                                                      ------------           -----
Consumer Staples -- (7.0%)
    Archer-Daniels-Midland Co..............   813,476   35,573,306            0.8%
*   Constellation Brands, Inc. Class A.....   249,042   19,883,513            0.4%
    CVS Caremark Corp...................... 1,510,745  109,861,376            2.3%
    Mondelez International, Inc. Class A... 2,081,099   74,191,179            1.6%
    Other Securities.......................            111,314,721            2.2%
                                                      ------------           -----
Total Consumer Staples.....................            350,824,095            7.3%
                                                      ------------           -----
Energy -- (16.2%)
    Anadarko Petroleum Corp................   845,068   83,678,633            1.8%
    Apache Corp............................   289,715   25,147,262            0.5%
    Chevron Corp...........................   696,706   87,450,537            1.8%
    ConocoPhillips......................... 1,766,829  131,293,063            2.8%
    Exxon Mobil Corp.......................   510,224   52,252,040            1.1%
    Hess Corp..............................   378,130   33,714,071            0.7%
    Marathon Oil Corp......................   903,937   32,677,323            0.7%
    Marathon Petroleum Corp................   451,968   42,010,426            0.9%
    National Oilwell Varco, Inc............   250,948   19,706,946            0.4%
    Phillips 66............................   883,414   73,517,713            1.5%
    Valero Energy Corp.....................   605,899   34,639,246            0.7%
    Other Securities.......................            199,516,990            4.1%
                                                      ------------           -----
Total Energy...............................            815,604,250           17.0%
                                                      ------------           -----
Financials -- (17.8%)
    American International Group, Inc......   899,581   47,794,738            1.0%
    Bank of America Corp................... 6,542,656   99,055,812            2.1%
    Capital One Financial Corp.............   356,632   26,355,105            0.6%
    Citigroup, Inc......................... 2,248,344  107,718,161            2.3%
    CME Group, Inc.........................   414,385   29,168,560            0.6%
    Goldman Sachs Group, Inc. (The)........   143,685   22,963,737            0.5%
    JPMorgan Chase & Co.................... 1,591,818   89,109,972            1.9%
    MetLife, Inc........................... 1,125,923   58,942,069            1.2%
    Morgan Stanley......................... 1,476,248   45,660,351            1.0%
    Prudential Financial, Inc..............   497,625   40,148,385            0.9%
    Other Securities.......................            325,616,838            6.5%
                                                      ------------           -----
Total Financials...........................            892,533,728           18.6%
                                                      ------------           -----
Health Care -- (9.5%)
    Aetna, Inc.............................   558,462   39,902,110            0.8%
*   Express Scripts Holding Co.............   493,239   32,839,853            0.7%
    Humana, Inc............................   236,814   25,990,337            0.6%
    Pfizer, Inc............................ 3,950,849  123,582,557            2.6%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    Percentage
                                                          Shares       Value+     of Net Assets**
                                                          ------       ------     ---------------
Health Care -- (Continued)
    Thermo Fisher Scientific, Inc......................    499,520 $   56,945,280            1.2%
    WellPoint, Inc.....................................    504,640     50,807,155            1.1%
    Zoetis, Inc........................................    805,208     24,365,594            0.5%
    Other Securities...................................               120,754,284            2.4%
                                                                   --------------           -----
Total Health Care......................................               475,187,170            9.9%
                                                                   --------------           -----
Industrials -- (13.6%)
    CSX Corp...........................................  1,242,950     35,076,049            0.8%
    General Electric Co................................  5,021,489    135,027,839            2.8%
    Norfolk Southern Corp..............................    545,229     51,540,497            1.1%
    Northrop Grumman Corp..............................    337,038     40,953,487            0.9%
    Union Pacific Corp.................................    444,064     84,563,108            1.8%
    Other Securities...................................               337,071,373            6.9%
                                                                   --------------           -----
Total Industrials......................................               684,232,353           14.3%
                                                                   --------------           -----
Information Technology -- (6.5%)
    Corning, Inc.......................................  1,201,485     25,123,051            0.5%
*   Micron Technology, Inc.............................    758,908     19,822,677            0.4%
*   Yahoo!, Inc........................................  1,048,770     37,703,281            0.8%
    Other Securities...................................               242,269,358            5.1%
                                                                   --------------           -----
Total Information Technology...........................               324,918,367            6.8%
                                                                   --------------           -----
Materials -- (3.1%)
    International Paper Co.............................    493,615     23,027,140            0.5%
    Other Securities...................................               132,034,497            2.7%
                                                                   --------------           -----
Total Materials........................................               155,061,637            3.2%
                                                                   --------------           -----
Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------           -----
Real Estate Investment Trusts -- (0.0%)
    Other Securities...................................                   169,393            0.0%
                                                                   --------------           -----
Telecommunication Services -- (4.3%)
    AT&T, Inc..........................................  4,065,906    145,152,844            3.0%
    Verizon Communications, Inc........................    644,888     30,135,616            0.6%
    Other Securities...................................                39,529,376            0.9%
                                                                   --------------           -----
Total Telecommunication Services.......................               214,817,836            4.5%
                                                                   --------------           -----
Utilities -- (0.3%)
    Other Securities...................................                16,769,702            0.4%
                                                                   --------------           -----
TOTAL COMMON STOCKS....................................             4,778,992,761           99.7%
                                                                   --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                    21,150            0.0%
                                                                   --------------           -----

TEMPORARY CASH INVESTMENTS -- (0.2%)
    State Street Institutional Liquid Reserves, 0.074%. 11,873,516     11,873,516            0.2%
                                                                   --------------           -----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                         Shares/
                                          Face                      Percentage
                                         Amount        Value+     of Net Assets**
                                         -------       ------     ---------------
                                          (000)
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@   DFA Short Term Investment Fund.. 19,872,417 $  229,923,863            4.8%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,914,575,678)..............              $5,020,811,290          104.7%
                                                   ==============          ======

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  848,874,230           --   --    $  848,874,230
  Consumer Staples..............    350,824,095           --   --       350,824,095
  Energy........................    815,604,250           --   --       815,604,250
  Financials....................    892,527,152 $      6,576   --       892,533,728
  Health Care...................    475,127,397       59,773   --       475,187,170
  Industrials...................    684,232,141          212   --       684,232,353
  Information Technology........    324,918,367           --   --       324,918,367
  Materials.....................    155,061,637           --   --       155,061,637
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        169,393           --   --           169,393
  Telecommunication Services....    214,817,836           --   --       214,817,836
  Utilities.....................     16,769,702           --   --        16,769,702
Rights/Warrants.................             --       21,150   --            21,150
Temporary Cash Investments......     11,873,516           --   --        11,873,516
Securities Lending Collateral...             --  229,923,863   --       229,923,863
                                 -------------- ------------   --    --------------
TOTAL........................... $4,790,799,716 $230,011,574   --    $5,020,811,290
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                         The Tax-
                                                                             The DFA    The U.S. Large Managed U.S.
                                                                          International   Cap Value     Marketwide
                                                                          Value Series*     Series     Value Series
                                                                          ------------- -------------- ------------
ASSETS:
Investments at Value (including $922,064, $432,843 and $225,255 of
 securities on loan, respectively of securities on loan).................  $ 9,480,370   $16,668,644    $4,779,013
Temporary Cash Investments at Value & Cost...............................           --        69,498        11,874
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.      955,113       441,535       229,924
Foreign Currencies at Value..............................................       34,442            --            --
Cash.....................................................................       12,095            --         1,055
Receivables:
  Investment Securities Sold.............................................        8,683        22,131           849
  Dividends, Interest and Tax Reclaims...................................       38,974        14,957         4,181
  Securities Lending Income..............................................        2,482           265            71
Unrealized Gain on Foreign Currency Contracts............................            8            --            --
                                                                           -----------   -----------    ----------
     Total Assets........................................................   10,532,167    17,217,030     5,026,967
                                                                           -----------   -----------    ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................      955,113       441,535       229,924
  Investment Securities Purchased........................................       36,644        61,418            --
  Due to Advisor.........................................................        1,541         1,360           781
Unrealized Loss on Foreign Currency Contracts............................           10            --            --
Accrued Expenses and Other Liabilities...................................          474           779           228
                                                                           -----------   -----------    ----------
     Total Liabilities...................................................      993,782       505,092       230,933
                                                                           -----------   -----------    ----------
NET ASSETS...............................................................  $ 9,538,385   $16,711,938    $4,796,034
                                                                           ===========   ===========    ==========
Investments at Cost......................................................  $ 7,650,003   $10,414,840    $2,672,778
                                                                           ===========   ===========    ==========
Foreign Currencies at Cost...............................................  $    34,284   $        --    $       --
                                                                           ===========   ===========    ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                 The Tax-
                                                                       The DFA      The U.S.   Managed U.S.
                                                                    International  Large Cap    Marketwide
                                                                    Value Series  Value Series Value Series
                                                                    ------------- ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $11,473, $0 and $0,
   respectively)...................................................   $270,261     $  148,837    $ 40,992
  Interest.........................................................          1              3           1
  Income from Securities Lending...................................      5,549          1,553         388
                                                                      --------     ----------    --------
     Total Investment Income.......................................    275,811        150,393      41,381
                                                                      --------     ----------    --------
Expenses
  Investment Advisory Services Fees................................      8,965          7,825       4,579
  Accounting & Transfer Agent Fees.................................        236            403         118
  Custodian Fees...................................................        362             75          25
  Shareholders' Reports............................................          5              9           8
  Directors'/Trustees' Fees & Expenses.............................         59             99          29
  Professional Fees................................................        101            172          50
  Other............................................................         47             36          13
                                                                      --------     ----------    --------
     Total Expenses................................................      9,775          8,619       4,822
                                                                      --------     ----------    --------
Fees Paid Indirectly...............................................         (5)            --          --
                                                                      --------     ----------    --------
Net Expenses.......................................................      9,770          8,619       4,822
                                                                      --------     ----------    --------
  Net Investment Income (Loss).....................................    266,041        141,774      36,559
                                                                      --------     ----------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*....................................    124,552        366,497      18,006
    Foreign Currency Transactions..................................        335             --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................    101,142        907,355     315,510
    Translation of Foreign Currency Denominated Amounts............         66             --          --
                                                                      --------     ----------    --------
  Net Realized and Unrealized Gain (Loss)..........................    226,095      1,273,852     333,516
                                                                      --------     ----------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations....   $492,136     $1,415,626    $370,075
                                                                      ========     ==========    ========

----------
* Net of foreign capital gain taxes withheld of $7, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                            The DFA International   The U.S. Large Cap Value   The Tax-Managed U.S.
                                                 Value Series                Series           Marketwide Value Series
                                           -----------------------  ------------------------  ----------------------
                                           Six Months      Year     Six Months       Year     Six Months     Year
                                              Ended       Ended        Ended        Ended        Ended      Ended
                                            April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,   Oct. 31,
                                              2014         2013        2014          2013        2014        2013
                                           ----------- -----------  -----------  -----------  ----------- ----------
                                           (Unaudited)              (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $  266,041  $   252,489  $   141,774  $   250,494  $   36,559  $   69,562
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........    124,552      394,216      366,497    1,042,669      18,006      39,747
    Futures...............................         --       (1,587)          --           --          --          --
    Foreign Currency Transactions.........        335       (2,158)          --           --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    101,142    1,329,657      907,355    2,531,751     315,510   1,056,586
    Translation of Foreign Currency
     Denominated Amounts..................         66          544           --           --          --          --
                                           ----------  -----------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    492,136    1,973,161    1,415,626    3,824,914     370,075   1,165,895
                                           ----------  -----------  -----------  -----------  ----------  ----------
  Transactions in Interest:
    Contributions.........................    469,662    1,055,913      825,366    1,639,135     100,953     285,068
    Withdrawals...........................   (215,543)  (1,475,193)    (368,042)  (1,214,213)    (64,749)   (367,684)
                                           ----------  -----------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    254,119     (419,280)     457,324      424,922      36,204     (82,616)
                                           ----------  -----------  -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    746,255    1,553,881    1,872,950    4,249,836     406,279   1,083,279
Net Assets
  Beginning of Period.....................  8,792,130    7,238,249   14,838,988   10,589,152   4,389,755   3,306,476
                                           ----------  -----------  -----------  -----------  ----------  ----------
  End of Period........................... $9,538,385  $ 8,792,130  $16,711,938  $14,838,988  $4,796,034  $4,389,755
                                           ==========  ===========  ===========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $7, $3, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                   The DFA International Value Series+
                                               --------------------------------------------------------------------------
                                                Six Months       Year        Year         Year        Year        Year
                                                   Ended        Ended       Ended        Ended       Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                   2014          2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Total Return..................................       5.51%(C)      28.18%       3.17%      (8.04)%      11.13%      35.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $9,538,385     $8,792,130  $7,238,249  $6,955,907   $6,919,633  $6,191,964
Ratio of Expenses to Average Net Assets.......       0.22%(D)       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.22%(D)       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Net Investment Income to Average Net
 Assets.......................................       5.94%(D)       3.20%       3.75%       3.47%        2.55%       3.22%
Portfolio Turnover Rate.......................          8%(C)         15%         14%          9%          20%         18%
--------------------------------------------------------------------------------------------------------------------------

                                                                 The U.S. Large Cap Value Series+
                                           ----------------------------------------------------------------------------
                                             Six Months        Year         Year        Year        Year        Year
                                                Ended         Ended        Ended       Ended       Ended       Ended
                                              April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                2014           2013         2012        2011        2010        2009
------------------------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Total Return..............................        9.45%(C)       35.68%       18.31%       5.69%      19.96%      11.90%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $16,711,938     $14,838,988  $10,589,152  $9,335,107  $8,816,400  $7,508,400
Ratio of Expenses to Average Net Assets...        0.11%(D)        0.11%        0.12%       0.12%       0.12%       0.13%
Ratio of Net Investment Income to Average
 Net Assets...............................        1.81%(D)        1.98%        2.15%       1.79%       2.02%       2.42%
Portfolio Turnover Rate...................           8%(C)          15%          10%         14%         28%         29%
------------------------------------------------------------------------------------------------------------------------

                                                              The Tax-Managed U.S. Marketwide Value Series
                                               -------------------------------------------------------------------------
                                                Six Months       Year        Year        Year        Year        Year
                                                   Ended        Ended       Ended       Ended       Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                   2014          2013        2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Total Return..................................       8.41%(C)      35.92%      18.47%       6.33%      20.38%      12.76%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $4,796,034     $4,389,755  $3,306,476  $2,901,325  $2,670,673  $2,289,927
Ratio of Expenses to Average Net Assets.......       0.21%(D)       0.21%       0.22%       0.22%       0.22%       0.23%
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.60%(D)       1.82%       1.99%       1.61%       1.40%       2.23%
Portfolio Turnover Rate.......................          1%(C)          5%         10%         20%         25%         28%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, three of which, The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the

Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the six months ended April 30, 2014, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20%, 0.10%, and 0.20% of average daily net assets for The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were as follows (amount in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.     $5

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2014, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               The DFA International Value Series........... $276
               The U.S. Large Cap Value Series..............  383
               The Tax-Managed U.S. Marketwide Value Series.  116

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                    Purchases    Sales
                                                    ---------- ----------
      The DFA International Value Series........... $1,125,082 $  709,817
      The U.S. Large Cap Value Series..............  1,851,848  1,259,638
      The Tax-Managed U.S. Marketwide Value Series.    115,281     25,035

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                               Federal     Unrealized   Unrealized   Appreciation
                                               Tax Cost   Appreciation Depreciation (Depreciation)
                                              ----------- ------------ ------------ --------------
The DFA International Value Series........... $ 8,613,314  $2,266,781   $(444,612)    $1,822,169
The U.S. Large Cap Value Series..............  10,926,067   6,313,025     (59,415)     6,253,610
The Tax-Managed U.S. Marketwide Value Series.   2,915,227   2,142,081     (36,497)     2,105,584

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the six months ended April 30, 2014, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average    Average Loan     Days     Expense  Borrowed During
                                    Interest Rate   Balance    Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
The DFA International Value Series.     0.83%       $10,282         4          $1        $11,874
The U.S. Large Cap Value Series....     0.85%        12,485         8           2         32,996

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2014, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2014.

I. Securities Lending:

   As of April 30, 2014, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $24,703 (in thousands). Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 13, 2013 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreements for each series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. For The DFA International Value Series, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined based on the Fund's investment strategies and the expectations of its shareholder base, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043014-008S

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2014 (Unaudited)

Dimensional Investment Group Inc.
DFA International Value Portfolio IV
Emerging Markets Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2014

Dear Fellow Shareholder,

Since our founding 33 years ago, Dimensional has grown into a global asset management firm. We believe well-functioning markets that bring together investors who supply capital with companies that put capital to work are what make our business and investment approach successful.

At Dimensional, we combine insights gained from academia and a belief in the power of markets with decades of practical experience implementing in competitive markets. By applying this approach, we have built up a long and compelling track record across global equity and fixed income markets.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                               Page
                                                               ----
             Letter to Shareholders
             Definitions of Abbreviations and Footnotes.......   1
             Dimensional Investment Group Inc.
                Disclosure of Fund Expenses...................   2
                Disclosure of Portfolio Holdings..............   3
                Schedules of Investments
                    DFA International Value Portfolio IV......   4
                    Emerging Markets Portfolio II.............   4
                Statements of Assets and Liabilities..........   5
                Statements of Operations......................   6
                Statements of Changes in Net Assets...........   7
                Financial Highlights..........................   8
                Notes to Financial Statements.................   9
             The DFA Investment Trust Company
                Disclosure of Fund Expenses...................  14
                Disclosure of Portfolio Holdings..............  15
                Summary Schedules of Portfolio Holdings
                    The DFA International Value Series........  16
                    The Emerging Markets Series...............  20
                Statements of Assets and Liabilities..........  24
                Statements of Operations......................  25
                Statements of Changes in Net Assets...........  26
                Financial Highlights..........................  27
                Notes to Financial Statements.................  28
             Voting Proxies on Fund Portfolio Securities......  34
             Board Approval of Investment Advisory Agreements.  35

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedule of Portfolio Holdings
---------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
        Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2014
EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/13  04/30/14    Ratio*   Period*
                                        --------- --------- ---------- --------
DFA International Value Portfolio IV**
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,055.30    0.27%    $1.38
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.46    0.27%    $1.35

Emerging Markets Portfolio II**
-------------------------------
Actual Fund Return..................... $1,000.00 $  978.30    0.35%    $1.72
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.06    0.35%    $1.76

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Companies' holdings which reflect the investments by category.

                                            Affiliated Investment Company
                                            -----------------------------
      DFA International Value Portfolio IV.             100.0%
      Emerging Markets Portfolio II........             100.0%

                           SCHEDULES OF INVESTMENTS

                                April 30, 2014
                                  (Unaudited)

                     DFA INTERNATIONAL VALUE PORTFOLIO IV

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $278,164,019
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $218,637,597)............................... $278,164,019
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Emerging Markets Series of
        The DFA Investment Trust Company..................... $107,812,178
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $33,111,154)................................ $107,812,178
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA
                                                                                        International   Emerging
                                                                                            Value       Markets
                                                                                        Portfolio IV  Portfolio II
                                                                                        ------------- ------------
ASSETS:
Investment in Affiliated Investment Company at Value................................... $    278,164  $    107,812
Prepaid Expenses and Other Assets......................................................            7             6
                                                                                        ------------  ------------
     Total Assets......................................................................      278,171       107,818
                                                                                        ------------  ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.................................................................          390           206
  Due to Advisor.......................................................................            7            13
Accrued Expenses and Other Liabilities.................................................           24            13
                                                                                        ------------  ------------
     Total Liabilities.................................................................          421           232
                                                                                        ------------  ------------
NET ASSETS............................................................................. $    277,750  $    107,586
                                                                                        ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................   17,718,065     4,238,232
                                                                                        ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      15.68  $      25.38
                                                                                        ============  ============
Investment in Affiliated Investment Company at Cost.................................... $    218,638  $     33,111
                                                                                        ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    238,763  $     91,359
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        6,723           333
Accumulated Net Realized Gain (Loss)...................................................      (27,306)      (58,807)
Net Unrealized Foreign Exchange Gain (Loss)............................................           44            --
Net Unrealized Appreciation (Depreciation).............................................       59,526        74,701
                                                                                        ------------  ------------
NET ASSETS............................................................................. $    277,750  $    107,586
                                                                                        ============  ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000   300,000,000
                                                                                        ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                 DFA
                                                                            International   Emerging
                                                                                Value        Markets
                                                                            Portfolio IV* Portfolio II*
                                                                            ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $337 and $113, respectively).    $ 7,893       $   941
  Income from Securities Lending...........................................        164            62
  Expenses Allocated from Affiliated Investment Company....................       (288)          (77)
                                                                               -------       -------
     Total Investment Income...............................................      7,769           926
                                                                               -------       -------
Expenses
  Administrative Services Fees.............................................         40            78
  Accounting & Transfer Agent Fees.........................................         12            12
  Filing Fees..............................................................         11             9
  Shareholders' Reports....................................................          2             1
  Directors'/Trustees' Fees & Expenses.....................................          2             1
  Audit Fees...............................................................          1             1
  Legal Fees...............................................................          1            --
  Other....................................................................          1             1
                                                                               -------       -------
     Total Expenses........................................................         70           103
                                                                               -------       -------
  Net Investment Income (Loss).............................................      7,699           823
                                                                               -------       -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................................      3,942          (407)
    Foreign Currency Transactions..........................................         11            16
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............................      2,630        (2,749)
    Futures................................................................          2            --
    Translation of Foreign Currency Denominated Amounts....................          2            --
                                                                               -------       -------
  Net Realized and Unrealized Gain (Loss)..................................      6,587        (3,140)
                                                                               -------       -------
Net Increase (Decrease) in Net Assets Resulting from Operations............    $14,286       $(2,317)
                                                                               =======       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                   DFA International     Emerging Markets
                                                                  Value Portfolio IV       Portfolio II
                                                                 --------------------  --------------------
                                                                 Six Months    Year    Six Months    Year
                                                                    Ended     Ended       Ended     Ended
                                                                  April 30,  Oct. 31,   April 30,  Oct. 31,
                                                                    2014       2013       2014       2013
                                                                 ----------- --------  ----------- --------
                                                                 (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..................................  $  7,699   $  7,854   $    823   $  2,487
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     3,942     13,218       (407)     2,293
    Futures.....................................................        --        (49)        --         --
    Foreign Currency Transactions...............................        11        (70)        16         (5)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     2,630     41,292     (2,749)     2,575
    Futures.....................................................         2         (2)        --         --
    Translation of Foreign Currency Denominated Amounts.........         2         18         --         (1)
                                                                  --------   --------   --------   --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    14,286     62,261     (2,317)     7,349
                                                                  --------   --------   --------   --------
Distributions From:
    Net Investment Income.......................................    (7,747)   (10,308)    (2,821)    (2,485)
                                                                  --------   --------   --------   --------
     Total Distributions........................................    (7,747)   (10,308)    (2,821)    (2,485)
                                                                  --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued.................................................    16,459     18,742      9,013     15,478
  Shares Issued in Lieu of Cash Distributions...................     7,747     10,308      2,821      2,485
  Shares Redeemed...............................................   (18,338)   (68,623)   (11,250)   (25,333)
                                                                  --------   --------   --------   --------
     Net Increase (Decrease) from Capital Share Transactions....     5,868    (39,573)       584     (7,370)
                                                                  --------   --------   --------   --------
     Total Increase (Decrease) in Net Assets....................    12,407     12,380     (4,554)    (2,506)
Net Assets
  Beginning of Period...........................................   265,343    252,963    112,140    114,646
                                                                  --------   --------   --------   --------
  End of Period.................................................  $277,750   $265,343   $107,586   $112,140
                                                                  ========   ========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................     1,079      1,401        369        604
  Shares Issued in Lieu of Cash Distributions...................       535        833        113         95
  Shares Redeemed...............................................    (1,211)    (5,188)      (452)      (989)
                                                                  --------   --------   --------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed....       403     (2,954)        30       (290)
                                                                  ========   ========   ========   ========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................  $  6,723   $  6,771   $    333   $  2,331

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                             DFA International Value Portfolio IV
                                               ---------------------------------------------------------------  --------------
                                               Six Months      Year      Year       Year      Year      Year     Six Months
                                                  Ended       Ended     Ended      Ended     Ended     Ended        Ended
                                                April 30,    Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,    April 30,
                                                  2014         2013      2012       2011      2010      2009        2014
-------------------------------------------------------------------------------------------------------------------------------
                                               (Unaudited)                                                       (Unaudited)
Net Asset Value, Beginning of Period..........  $  15.32     $  12.48  $  12.67  $  14.14   $  13.09  $  10.46   $  26.65
                                                --------     --------  --------  --------   --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.44         0.42      0.45      0.49       0.33      0.34       0.19
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      0.37         2.96     (0.11)    (1.61)      1.09      3.05      (0.78)
                                                --------     --------  --------  --------   --------  --------   --------
   Total from Investment Operations...........      0.81         3.38      0.34     (1.12)      1.42      3.39      (0.59)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.45)       (0.54)    (0.53)    (0.35)     (0.37)    (0.76)     (0.68)
                                                --------     --------  --------  --------   --------  --------   --------
   Total Distributions........................     (0.45)       (0.54)    (0.53)    (0.35)     (0.37)    (0.76)     (0.68)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  15.68     $  15.32  $  12.48  $  12.67   $  14.14  $  13.09   $  25.38
============================================== ===========   ========  ========  ========   ========  ========  ===========
Total Return..................................      5.53%(C)    28.08%     3.20%    (8.13)%    11.12%    35.27%     (2.17)%(C)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $277,750     $265,343  $252,963  $308,474   $353,536  $349,042   $107,586
Ratio of Expenses to Average Net Assets (B)...      0.27%(D)     0.28%     0.28%     0.28%      0.28%     0.30%      0.35%(D)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously
 Waived Fees) (B).............................      0.27%(D)     0.28%     0.28%     0.28%      0.28%     0.30%      0.35%(D)
Ratio of Net Investment Income to Average Net
 Assets.......................................      5.82%(D)     3.13%     3.76%     3.45%      2.52%     3.28%      1.57%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                                   Emerging Markets Portfolio II
                                               --------------------------------------------------
                                                 Year      Year       Year      Year      Year
                                                Ended     Ended      Ended     Ended     Ended
                                               Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                 2013      2012       2011      2010      2009
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......... $  25.49  $  25.14  $  27.53   $  22.13  $  15.24
                                               --------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............     0.56      0.58      0.63       0.48      0.41
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................     1.16      0.44     (2.42)      5.37      7.29
                                               --------  --------  --------   --------  --------
   Total from Investment Operations...........     1.72      1.02     (1.79)      5.85      7.70
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................    (0.56)    (0.67)    (0.60)     (0.45)    (0.81)
                                               --------  --------  --------   --------  --------
   Total Distributions........................    (0.56)    (0.67)    (0.60)     (0.45)    (0.81)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $  26.65  $  25.49  $  25.14   $  27.53  $  22.13
============================================== ========  ========  ========   ========  ========
Total Return..................................     6.80%     4.37%    (6.68)%    26.80%    53.72%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $112,140  $114,646  $126,007   $156,091  $142,206
Ratio of Expenses to Average Net Assets (B)...     0.35%     0.38%     0.39%      0.37%     0.39%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously
 Waived Fees) (B).............................     0.35%     0.38%     0.39%      0.37%     0.39%
Ratio of Net Investment Income to Average Net
 Assets.......................................     2.17%     2.33%     2.28%      2.00%     2.42%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio IV and Emerging Markets Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio IV and Emerging Markets Portfolio II primarily invest their assets in The DFA International Value Series and The Emerging Markets Series (the "Series"), respectively, each a corresponding Series of The DFA Investment Trust Company. At April 30, 2014, DFA International Value Portfolio IV and Emerging Markets Portfolio II owned 3% and 3% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging

Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. For the six months ended April 30, 2014, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of the first $40 million of average daily net assets and no fee on assets exceeding $40 million for DFA International Value Portfolio IV and based on an effective annual rate of 0.15% of average daily net assets for Emerging Markets Portfolio II.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2014, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                   DFA International Value Portfolio IV. $14
                   Emerging Markets Portfolio II........   6

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be passive foreign investment companies, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                         Increase       Increase
                                                        (Decrease)     (Decrease)
                                         Increase     Undistributed   Accumulated
                                        (Decrease)    Net Investment  Net Realized
                                      Paid-In Capital     Income     Gains (Losses)
                                      --------------- -------------- --------------
DFA International Value Portfolio IV.       --             $(53)          $53
Emerging Markets Portfolio II........       --               (5)            5

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                         Net Investment
                                             Income
                                         and Short-Term   Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- -------
   DFA International Value Portfolio IV
   2012.................................    $12,847          --       $12,847
   2013.................................     10,308          --        10,308
   Emerging Markets Portfolio II
   2012.................................      3,260          --         3,260
   2013.................................      2,485          --         2,485

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      Undistributed                                 Total Net
                                      Net Investment                              Distributable
                                        Income and      Capital      Unrealized     Earnings
                                        Short-Term       Loss       Appreciation  (Accumulated
                                      Capital Gains  Carryforwards (Depreciation)    Losses)
                                      -------------- ------------- -------------- -------------
DFA International Value Portfolio IV.     $6,993       $(31,216)      $56,690        $32,467
Emerging Markets Portfolio II........      2,551        (58,389)       77,210         21,372

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                            ----------------------
                                                     2016           Total
                                            ---------------------- -------
      DFA International Value Portfolio IV.        $31,216         $31,216
      Emerging Markets Portfolio II........         58,389          58,389

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                 DFA International Value Portfolio IV. $13,150
                 Emerging Markets Portfolio II........   2,299

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              Net
                                                                           Unrealized
                                      Federal   Unrealized   Unrealized   Appreciation
                                      Tax Cost Appreciation Depreciation (Depreciation)
                                      -------- ------------ ------------ --------------
DFA International Value Portfolio IV. $218,883   $59,281         --         $59,281
Emerging Markets Portfolio II........   33,351    74,461         --          74,461

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2014.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

   At April 30, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                           Approximate
                                                            Percentage
                                              Number of   of Outstanding
                                             Shareholders     Shares
                                             ------------ --------------
       DFA International Value Portfolio IV.      1            100%
       Emerging Markets Portfolio II........      2            100%

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2014
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/13  04/30/14    Ratio*   Period*
                                      --------- --------- ---------- --------
  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,055.10    0.22%    $1.12
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70    0.22%    $1.10

  The Emerging Markets Series
  ---------------------------
  Actual Fund Return................. $1,000.00 $  979.50    0.15%    $0.74
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.05    0.15%    $0.75

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

                      The DFA International Value Series
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   4.6%
              Energy.......................................  14.3%
              Financials...................................  34.7%
              Health Care..................................   3.7%
              Industrials..................................  10.0%
              Information Technology.......................   3.5%
              Materials....................................  11.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.8%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.4%
              Consumer Staples.............................   8.6%
              Energy.......................................  10.3%
              Financials...................................  25.1%
              Health Care..................................   1.8%
              Industrials..................................   7.7%
              Information Technology.......................  16.6%
              Materials....................................  10.1%
              Other........................................    --
              Telecommunication Services...................   6.7%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (90.6%)
  AUSTRALIA -- (4.6%)
      Santos, Ltd...................... 4,099,271 $ 52,558,232            0.6%
      Wesfarmers, Ltd.................. 2,586,337  102,933,877            1.1%
      Other Securities.................            321,643,082            3.3%
                                                  ------------           -----
  TOTAL AUSTRALIA......................            477,135,191            5.0%
                                                  ------------           -----

  AUSTRIA -- (0.1%)
      Other Securities.................             15,658,992            0.2%
                                                  ------------           -----

  BELGIUM -- (1.2%)
      Other Securities.................            128,323,164            1.4%
                                                  ------------           -----

  CANADA -- (8.0%)
  #   Canadian Natural Resources, Ltd.. 1,849,320   75,352,978            0.8%
      Manulife Financial Corp.......... 3,287,435   61,726,575            0.7%
      Suncor Energy, Inc............... 3,750,370  144,670,082            1.5%
      Other Securities.................            554,656,413            5.8%
                                                  ------------           -----
  TOTAL CANADA.........................            836,406,048            8.8%
                                                  ------------           -----

  DENMARK -- (1.6%)
      Other Securities.................            163,115,860            1.7%
                                                  ------------           -----

  FINLAND -- (0.9%)
      Other Securities.................             94,719,007            1.0%
                                                  ------------           -----

  FRANCE -- (9.5%)
      AXA SA........................... 4,004,754  104,508,095            1.1%
      BNP Paribas SA................... 1,975,744  148,466,225            1.6%
      Cie de St-Gobain................. 1,078,023   66,045,558            0.7%
  #   GDF Suez......................... 3,247,971   81,859,990            0.9%
      Orange SA........................ 3,875,091   62,781,400            0.7%
      Renault SA.......................   740,603   72,408,643            0.8%
      Societe Generale SA.............. 1,296,228   80,725,428            0.8%
      Vivendi SA....................... 3,686,124   99,034,179            1.0%
      Other Securities.................            279,123,896            2.8%
                                                  ------------           -----
  TOTAL FRANCE.........................            994,953,414           10.4%
                                                  ------------           -----

  GERMANY -- (7.4%)
  #   Allianz SE.......................   518,031   90,152,856            1.0%
      Bayerische Motoren Werke AG......   683,720   85,946,981            0.9%
      Daimler AG....................... 2,088,586  194,445,529            2.0%
  #   E.ON SE.......................... 3,638,090   69,687,054            0.7%
  #   Muenchener Rueckversicherungs AG.   297,828   68,845,597            0.7%
      RWE AG........................... 1,358,567   51,844,377            0.6%
      Other Securities.................            207,837,909            2.2%
                                                  ------------           -----
  TOTAL GERMANY........................            768,760,303            8.1%
                                                  ------------           -----

  HONG KONG -- (1.9%)
      Hutchison Whampoa, Ltd........... 5,076,000   69,640,150            0.7%
      Other Securities.................            134,088,552            1.4%
                                                  ------------           -----
  TOTAL HONG KONG......................            203,728,702            2.1%
                                                  ------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
IRELAND -- (0.2%)
    Other Securities........................            $   18,770,592            0.2%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                32,609,956            0.3%
                                                        --------------           -----

ITALY -- (1.6%)
    UniCredit SpA...........................  6,290,570     56,361,264            0.6%
    Other Securities........................               113,430,866            1.2%
                                                        --------------           -----
TOTAL ITALY.................................               169,792,130            1.8%
                                                        --------------           -----

JAPAN -- (18.3%)
    Mitsubishi Corp.........................  3,482,500     62,362,177            0.7%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    131,142,580            1.4%
    Mitsui & Co., Ltd.......................  4,220,700     59,859,529            0.6%
    Mizuho Financial Group, Inc............. 42,833,200     83,893,411            0.9%
    Nippon Steel & Sumitomo Metal Corp...... 19,029,940     49,927,655            0.5%
    Sumitomo Mitsui Financial Group, Inc....  1,688,300     66,739,011            0.7%
    Other Securities........................             1,455,186,354           15.2%
                                                        --------------           -----
TOTAL JAPAN.................................             1,909,110,717           20.0%
                                                        --------------           -----

NETHERLANDS -- (3.2%)
#   ArcelorMittal...........................  3,159,312     51,374,315            0.5%
*   ING Groep NV............................  6,479,202     92,619,251            1.0%
    Other Securities........................               195,212,987            2.1%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               339,206,553            3.6%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 8,078,915            0.1%
                                                        --------------           -----

NORWAY -- (0.7%)
    Other Securities........................                70,152,730            0.7%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 8,215,156            0.1%
                                                        --------------           -----

SINGAPORE -- (1.1%)
    Other Securities........................               118,422,958            1.2%
                                                        --------------           -----

SPAIN -- (2.6%)
    Banco Santander SA......................  8,200,002     81,554,496            0.8%
    Iberdrola SA............................  9,376,631     65,500,776            0.7%
    Other Securities........................               119,686,535            1.3%
                                                        --------------           -----
TOTAL SPAIN.................................               266,741,807            2.8%
                                                        --------------           -----

SWEDEN -- (2.9%)
    Nordea Bank AB..........................  5,366,449     77,763,053            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,832,490            0.6%
    Other Securities........................               163,261,946            1.7%
                                                        --------------           -----
TOTAL SWEDEN................................               297,857,489            3.1%
                                                        --------------           -----

SWITZERLAND -- (8.8%)
    Credit Suisse Group AG..................  1,928,358     61,134,025            0.6%
    Holcim, Ltd.............................    887,877     81,432,888            0.9%
    Novartis AG.............................  2,434,443    211,632,207            2.2%
    Novartis AG ADR.........................    681,571     59,255,783            0.6%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            Percentage
                                                Shares        Value++     of Net Assets**
                                                ------        -------     ---------------
SWITZERLAND -- (Continued)
      Swiss Re AG.............................  1,412,545 $   123,514,466            1.3%
      UBS AG..................................  4,344,251      90,855,076            1.0%
      Zurich Insurance Group AG...............    321,452      92,179,146            1.0%
      Other Securities........................                194,865,896            2.0%
                                                          ---------------          ------
TOTAL SWITZERLAND.............................                914,869,487            9.6%
                                                          ---------------          ------

UNITED KINGDOM -- (15.5%)
      Anglo American P.L.C....................  2,938,851      78,564,591            0.8%
      Barclays P.L.C. Sponsored ADR...........  5,037,005      86,183,156            0.9%
      BP P.L.C. Sponsored ADR.................  6,938,726     351,238,309            3.7%
      Glencore Xstrata P.L.C..................  9,442,477      50,949,377            0.5%
#     HSBC Holdings P.L.C. Sponsored ADR......  1,892,534      97,124,844            1.0%
      Kingfisher P.L.C........................  8,040,406      56,896,948            0.6%
#     Royal Dutch Shell P.L.C. ADR(780259107).  3,323,210     281,309,727            3.0%
      Royal Dutch Shell P.L.C. ADR(780259206).    755,142      59,459,881            0.6%
      Vodafone Group P.L.C.................... 19,078,000      72,431,667            0.8%
      Vodafone Group P.L.C. Sponsored ADR.....  2,056,797      78,076,025            0.8%
      Other Securities........................                401,284,528            4.2%
                                                          ---------------          ------
TOTAL UNITED KINGDOM..........................              1,613,519,053           16.9%
                                                          ---------------          ------
TOTAL COMMON STOCKS...........................              9,450,148,224           99.1%
                                                          ---------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities........................                 28,133,374            0.3%
                                                          ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities........................                         --            0.0%
                                                          ---------------          ------

FRANCE -- (0.0%)
      Other Securities........................                    304,214            0.0%
                                                          ---------------          ------

HONG KONG -- (0.0%)
      Other Securities........................                     49,049            0.0%
                                                          ---------------          ------

SPAIN -- (0.0%)
      Other Securities........................                  1,734,756            0.0%
                                                          ---------------          ------
TOTAL RIGHTS/WARRANTS.........................                  2,088,019            0.0%
                                                          ---------------          ------

                                                Shares/
                                                 Face
                                                Amount        Value+
                                                -------       ------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund.......... 82,550,804     955,112,801           10.0%
                                                          ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,605,115,658).....................              $10,435,482,418          109.4%
                                                          ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $    1,974,118 $  475,161,073   --    $   477,135,191
  Austria.....................             --     15,658,992   --         15,658,992
  Belgium.....................      3,952,688    124,370,476   --        128,323,164
  Canada......................    836,406,048             --   --        836,406,048
  Denmark.....................             --    163,115,860   --        163,115,860
  Finland.....................      2,128,584     92,590,423   --         94,719,007
  France......................      5,948,762    989,004,652   --        994,953,414
  Germany.....................     76,929,392    691,830,911   --        768,760,303
  Hong Kong...................             --    203,728,702   --        203,728,702
  Ireland.....................      6,301,524     12,469,068   --         18,770,592
  Israel......................             --     32,609,956   --         32,609,956
  Italy.......................     24,068,580    145,723,550   --        169,792,130
  Japan.......................     62,859,115  1,846,251,602   --      1,909,110,717
  Netherlands.................     27,544,627    311,661,926   --        339,206,553
  New Zealand.................             --      8,078,915   --          8,078,915
  Norway......................        322,262     69,830,468   --         70,152,730
  Portugal....................             --      8,215,156   --          8,215,156
  Singapore...................             --    118,422,958   --        118,422,958
  Spain.......................     15,348,649    251,393,158   --        266,741,807
  Sweden......................     11,416,422    286,441,067   --        297,857,489
  Switzerland.................    102,217,682    812,651,805   --        914,869,487
  United Kingdom..............    996,765,713    616,753,340   --      1,613,519,053
Preferred Stocks
  Germany.....................             --     28,133,374   --         28,133,374
Rights/Warrants
  Australia...................             --             --   --                 --
  France......................             --        304,214   --            304,214
  Hong Kong...................             --         49,049   --             49,049
  Spain.......................             --      1,734,756   --          1,734,756
Securities Lending Collateral.             --    955,112,801   --        955,112,801
                               -------------- --------------   --    ---------------
TOTAL......................... $2,174,184,166 $8,261,298,252   --    $10,435,482,418
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2014
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (88.9%)
BRAZIL -- (6.7%)
    AMBEV SA ADR........................................  4,150,723 $ 30,092,742            0.8%
    Cielo SA............................................    743,950   13,179,074            0.3%
    Petroleo Brasileiro SA ADR..........................  1,308,418   18,160,842            0.5%
#   Vale SA Sponsored ADR...............................  1,238,400   16,371,648            0.4%
    Other Securities....................................             206,249,292            5.2%
                                                                    ------------           -----
TOTAL BRAZIL............................................             284,053,598            7.2%
                                                                    ------------           -----

CHILE -- (1.5%)
    Other Securities....................................              64,710,527            1.6%
                                                                    ------------           -----

CHINA -- (13.1%)
    Bank of China, Ltd. Class H......................... 64,409,100   28,461,762            0.7%
    China Construction Bank Corp. Class H............... 58,649,590   40,607,391            1.0%
#   China Mobile, Ltd. Sponsored ADR....................    926,803   43,958,266            1.1%
#   CNOOC, Ltd. ADR.....................................    120,801   19,955,117            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 59,907,185   35,718,118            0.9%
    PetroChina Co., Ltd. ADR............................    143,410   16,538,041            0.4%
    Tencent Holdings, Ltd...............................    812,600   51,182,422            1.3%
    Other Securities....................................             315,817,149            8.0%
                                                                    ------------           -----
TOTAL CHINA.............................................             552,238,266           13.9%
                                                                    ------------           -----

COLOMBIA -- (0.7%)
    Other Securities....................................              29,238,872            0.7%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................              12,511,686            0.3%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               4,201,649            0.1%
                                                                    ------------           -----

GREECE -- (0.5%)
    Other Securities....................................              22,410,533            0.6%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              12,077,981            0.3%
                                                                    ------------           -----

INDIA -- (7.3%)
    HDFC Bank, Ltd......................................  1,530,953   18,415,560            0.5%
    Infosys, Ltd........................................    246,907   13,124,831            0.3%
    ITC, Ltd............................................  2,345,449   13,243,148            0.3%
    Reliance Industries, Ltd............................  1,443,896   22,451,283            0.6%
    Tata Consultancy Services, Ltd......................    504,640   18,333,675            0.5%
    Other Securities....................................             223,122,534            5.6%
                                                                    ------------           -----
TOTAL INDIA.............................................             308,691,031            7.8%
                                                                    ------------           -----

INDONESIA -- (2.9%)
    Astra International Tbk PT.......................... 20,701,010   13,337,497            0.4%
    Other Securities....................................             106,769,377            2.6%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             120,106,874            3.0%
                                                                    ------------           -----

MALAYSIA -- (4.2%)
#   CIMB Group Holdings Bhd.............................  5,534,976   12,750,320            0.3%
#   Malayan Banking Bhd.................................  4,820,521   14,632,704            0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           Percentage
                                                   Shares     Value++    of Net Assets**
                                                   ------     -------    ---------------
MALAYSIA -- (Continued)
    Other Securities............................            $149,286,724            3.7%
                                                            ------------           -----
TOTAL MALAYSIA..................................             176,669,748            4.4%
                                                            ------------           -----

MEXICO -- (5.1%)
#   America Movil S.A.B. de C.V. Series L....... 37,750,669   38,060,142            1.0%
#*  Cemex S.A.B. de C.V. Sponsored ADR..........  1,337,402   16,904,765            0.4%
    Fomento Economico Mexicano S.A.B. de C.V....  1,793,669   16,295,924            0.4%
#   Grupo Financiero Banorte S.A.B. de C.V......  2,819,018   18,722,705            0.5%
    Grupo Mexico S.A.B. de C.V. Series B........  4,225,397   12,725,202            0.3%
    Grupo Televisa S.A.B. Series CPO............  2,556,698   16,751,841            0.4%
#   Wal-Mart de Mexico S.A.B. de C.V. Series V..  5,248,185   13,278,166            0.3%
    Other Securities............................              83,475,903            2.1%
                                                            ------------           -----
TOTAL MEXICO....................................             216,214,648            5.4%
                                                            ------------           -----

PERU -- (0.3%)
    Other Securities............................              12,233,584            0.3%
                                                            ------------           -----

PHILIPPINES -- (1.3%)
    Other Securities............................              55,163,199            1.4%
                                                            ------------           -----

POLAND -- (1.9%)
    Powszechna Kasa Oszczednosci Bank Polski SA.    967,168   13,272,814            0.3%
    Other Securities............................              65,668,845            1.7%
                                                            ------------           -----
TOTAL POLAND....................................              78,941,659            2.0%
                                                            ------------           -----

RUSSIA -- (3.4%)
    Gazprom OAO Sponsored ADR...................  6,186,601   44,710,169            1.1%
    Lukoil OAO Sponsored ADR....................    430,626   22,797,092            0.6%
    Other Securities............................              74,082,277            1.9%
                                                            ------------           -----
TOTAL RUSSIA....................................             141,589,538            3.6%
                                                            ------------           -----

SOUTH AFRICA -- (7.9%)
    FirstRand, Ltd..............................  3,475,911   12,789,231            0.3%
    MTN Group, Ltd..............................  1,869,995   37,515,477            0.9%
    Naspers, Ltd. Class N.......................    444,856   42,038,561            1.1%
    Sasol, Ltd. Sponsored ADR...................    609,116   33,751,118            0.9%
    Standard Bank Group, Ltd....................  1,498,309   19,686,203            0.5%
    Other Securities............................             185,951,484            4.6%
                                                            ------------           -----
TOTAL SOUTH AFRICA..............................             331,732,074            8.3%
                                                            ------------           -----

SOUTH KOREA -- (13.9%)
    Hyundai Mobis...............................     67,404   19,256,211            0.5%
#   Hyundai Motor Co............................    151,763   33,838,057            0.9%
    Kia Motors Corp.............................    270,079   14,984,572            0.4%
    Naver Corp..................................     27,242   19,617,420            0.5%
    POSCO.......................................     47,828   14,129,742            0.4%
    Samsung Electronics Co., Ltd................     81,120  105,777,262            2.7%
    Samsung Electronics Co., Ltd. GDR...........     49,372   31,872,757            0.8%
    Shinhan Financial Group Co., Ltd............    374,876   16,362,733            0.4%
*   SK Hynix, Inc...............................    512,610   19,988,432            0.5%
    Other Securities............................             308,657,620            7.6%
                                                            ------------           -----
TOTAL SOUTH KOREA...............................             584,484,806           14.7%
                                                            ------------           -----

TAIWAN -- (13.3%)
    Hon Hai Precision Industry Co., Ltd......... 12,802,056   36,767,003            0.9%
    MediaTek, Inc...............................  1,280,995   20,073,171            0.5%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                Percentage
                                                     Shares       Value++     of Net Assets**
                                                     ------       -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808 $   98,975,776            2.5%
      Other Securities.............................               403,470,157           10.2%
                                                               --------------          ------
TOTAL TAIWAN.......................................               559,286,107           14.1%
                                                               --------------          ------

THAILAND -- (2.5%)
      Other Securities.............................               103,805,802            2.6%
                                                               --------------          ------

TURKEY -- (1.7%)
      Other Securities.............................                69,707,052            1.8%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             3,740,069,234           94.2%
                                                               --------------          ------

PREFERRED STOCKS -- (4.3%)
BRAZIL -- (4.2%)
      Banco Bradesco SA............................  2,233,995     33,253,187            0.8%
      Itau Unibanco Holding SA.....................  2,568,240     42,386,470            1.1%
      Petroleo Brasileiro SA Sponsored ADR.........  1,981,166     29,321,257            0.8%
      Vale SA......................................  1,529,491     18,122,728            0.5%
      Other Securities.............................                52,447,182            1.3%
                                                               --------------          ------
TOTAL BRAZIL.......................................               175,530,824            4.5%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                    37,233            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 4,491,365            0.1%
                                                               --------------          ------

INDIA -- (0.0%)
      Other Securities.............................                   104,480            0.0%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               180,163,902            4.6%
                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.............................                     1,147            0.0%
                                                               --------------          ------

HONG KONG -- (0.0%)
      Other Securities.............................                       674            0.0%
                                                               --------------          ------

PHILIPPINES -- (0.0%)
      Other Securities.............................                        19            0.0%
                                                               --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.............................                   105,022            0.0%
                                                               --------------          ------

THAILAND -- (0.0%)
      Other Securities.............................                   149,367            0.0%
                                                               --------------          ------
TOTAL RIGHTS/WARRANTS..............................                   256,229            0.0%
                                                               --------------          ------

                                                     Shares/
                                                      Face
                                                     Amount       Value+
                                                     -------      ------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@  DFA Short Term Investment Fund............... 24,744,687    286,296,034            7.2%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,075,524,424)..........................              $4,206,785,399          106.0%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  284,053,598             --   --    $  284,053,598
  Chile.......................     64,710,527             --   --        64,710,527
  China.......................    119,688,115 $  432,550,151   --       552,238,266
  Colombia....................     29,238,872             --   --        29,238,872
  Czech Republic..............             --     12,511,686   --        12,511,686
  Egypt.......................             --      4,201,649   --         4,201,649
  Greece......................             --     22,410,533   --        22,410,533
  Hungary.....................             --     12,077,981   --        12,077,981
  India.......................     26,959,956    281,731,075   --       308,691,031
  Indonesia...................        441,711    119,665,163   --       120,106,874
  Malaysia....................             --    176,669,748   --       176,669,748
  Mexico......................    216,214,648             --   --       216,214,648
  Peru........................     12,233,584             --   --        12,233,584
  Philippines.................        466,980     54,696,219   --        55,163,199
  Poland......................             --     78,941,659   --        78,941,659
  Russia......................      5,314,230    136,275,308   --       141,589,538
  South Africa................     49,122,772    282,609,302   --       331,732,074
  South Korea.................     18,871,719    565,613,087   --       584,484,806
  Taiwan......................     14,168,502    545,117,605   --       559,286,107
  Thailand....................    103,805,802             --   --       103,805,802
  Turkey......................      1,069,174     68,637,878   --        69,707,052
Preferred Stocks
  Brazil......................    175,530,824             --   --       175,530,824
  Chile.......................         37,233             --   --            37,233
  Colombia....................      4,491,365             --   --         4,491,365
  India.......................        104,480             --   --           104,480
Rights/Warrants
  Brazil......................             --          1,147   --             1,147
  Hong Kong...................             --            674   --               674
  Philippines.................             --             19   --                19
  South Korea.................             --        105,022   --           105,022
  Thailand....................             --        149,367   --           149,367
Securities Lending Collateral.             --    286,296,034   --       286,296,034
                               -------------- --------------   --    --------------
TOTAL......................... $1,126,524,092 $3,080,261,307   --    $4,206,785,399
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                               The DFA
                                                                                            International  The Emerging
                                                                                            Value Series* Markets Series*
                                                                                            ------------- ---------------
ASSETS:
Investments at Value (including $922,064 and $349,865 of securities on loan, respectively).  $ 9,480,370    $3,920,489
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...................      955,113       286,296
Foreign Currencies at Value................................................................       34,442         6,932
Cash.......................................................................................       12,095        30,539
Receivables:
  Investment Securities Sold...............................................................        8,683        12,474
  Dividends, Interest and Tax Reclaims.....................................................       38,974         8,691
  Securities Lending Income................................................................        2,482           436
Unrealized Gain on Foreign Currency Contracts..............................................            8            --
                                                                                             -----------    ----------
     Total Assets..........................................................................   10,532,167     4,265,857
                                                                                             -----------    ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................................      955,113       286,296
  Investment Securities Purchased..........................................................       36,644         5,504
  Due to Advisor...........................................................................        1,541           327
Unrealized Loss on Foreign Currency Contracts..............................................           10             8
Accrued Expenses and Other Liabilities.....................................................          474           286
                                                                                             -----------    ----------
     Total Liabilities.....................................................................      993,782       292,421
                                                                                             -----------    ----------
NET ASSETS.................................................................................  $ 9,538,385    $3,973,436
                                                                                             -----------    ----------
Investments at Cost........................................................................  $ 7,650,003    $2,789,228
                                                                                             ===========    ==========
Foreign Currencies at Cost.................................................................  $    34,284    $    6,901
                                                                                             ===========    ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2014
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                    The DFA
                                                                                 International  The Emerging
                                                                                 Value Series  Markets Series
                                                                                 ------------- --------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $11,473 and $4,027, respectively).   $270,261       $ 33,520
  Interest......................................................................          1              1
  Income from Securities Lending................................................      5,549          2,174
                                                                                   --------       --------
     Total Investment Income....................................................    275,811         35,695
                                                                                   --------       --------
Expenses
  Investment Advisory Services Fees.............................................      8,965          1,842
  Accounting & Transfer Agent Fees..............................................        236            100
  Custodian Fees................................................................        362            674
  Shareholders' Reports.........................................................          5              2
  Directors'/Trustees' Fees & Expenses..........................................         59             24
  Professional Fees.............................................................        101             62
  Other.........................................................................         47             20
                                                                                   --------       --------
     Total Expenses.............................................................      9,775          2,724
                                                                                   --------       --------
  Fees Paid Indirectly..........................................................         (5)            (7)
                                                                                   --------       --------
  Net Expenses..................................................................      9,770          2,717
                                                                                   --------       --------
  Net Investment Income (Loss)..................................................    266,041         32,978
                                                                                   --------       --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................................    124,552        (19,598)
    Foreign Currency Transactions...............................................        335            (37)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................................    101,142        (80,366)
    Translation of Foreign Currency Denominated Amounts.........................         66             29
                                                                                   --------       --------
  Net Realized and Unrealized Gain (Loss).......................................    226,095        (99,972)
                                                                                   --------       --------
Net Increase (Decrease) in Net Assets Resulting from Operations.................   $492,136       $(66,994)
                                                                                   ========       ========

----------
* Net of foreign capital gain taxes withheld of $7 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                The DFA International        The Emerging
                                                                     Value Series           Markets Series
                                                               -----------------------  ----------------------
                                                               Six Months      Year     Six Months     Year
                                                                  Ended       Ended        Ended      Ended
                                                                April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                  2014         2013        2014        2013
                                                               ----------- -----------  ----------- ----------
                                                               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $  266,041  $   252,489  $   32,978  $   77,332
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................    124,552      394,216     (19,598)     24,456
    Futures...................................................         --       (1,587)         --          --
    Foreign Currency Transactions.............................        335       (2,158)        (37)       (130)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................    101,142    1,329,657     (80,366)    145,893
    Translation of Foreign Currency Denominated Amounts.......         66          544          29          (8)
                                                               ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................    492,136    1,973,161     (66,994)    247,543
                                                               ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions...............................................    469,662    1,055,913     337,722     937,021
  Withdrawals.................................................   (215,543)  (1,475,193)    (63,452)   (331,711)
                                                               ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Transactions in Interest....    254,119     (419,280)    274,270     605,310
                                                               ----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets..................    746,255    1,553,881     207,276     852,853
Net Assets
  Beginning of Period.........................................  8,792,130    7,238,249   3,766,160   2,913,307
                                                               ----------  -----------  ----------  ----------
  End of Period............................................... $9,538,385  $ 8,792,130  $3,973,436  $3,766,160
                                                               ==========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $7, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                             The DFA International Value Series+
                                                         ---------------------------------------------------------------
                                                          Six Months       Year        Year         Year        Year
                                                             Ended        Ended       Ended        Ended       Ended
                                                           April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                             2014          2013        2012         2011        2010
-------------------------------------------------------------------------------------------------------------------------
                                                          (Unaudited)
Total Return............................................       5.51%(C)      28.18%       3.17%      (8.04)%      11.13%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $9,538,385     $8,792,130  $7,238,249  $6,955,907   $6,919,633
Ratio of Expenses to Average Net Assets.................       0.22%(D)       0.22%       0.24%       0.23%        0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly) (B)...................................       0.22%(D)       0.22%       0.24%       0.23%        0.24%
Ratio of Net Investment Income to Average Net Assets....       5.94%(D)       3.20%       3.75%       3.47%        2.55%
Portfolio Turnover Rate.................................          8%(C)         15%         14%          9%          20%
-------------------------------------------------------------------------------------------------------------------------

                                                         ------------
                                                            Year
                                                           Ended
                                                          Oct. 31,
                                                            2009
--------------------------------------------------------------------

Total Return............................................      35.41%
--------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $6,191,964
Ratio of Expenses to Average Net Assets.................       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly) (B)...................................       0.24%
Ratio of Net Investment Income to Average Net Assets....       3.22%
Portfolio Turnover Rate.................................         18%
--------------------------------------------------------------------

                                                                                 The Emerging Markets Series
                                                         ----------------------------------------------------------------
                                                           Six Months       Year        Year         Year        Year
                                                              Ended        Ended       Ended        Ended       Ended
                                                            April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,
                                                              2014          2013        2012         2011        2010
--------------------------------------------------------------------------------------------------------------------------
                                                           (Unaudited)
Total Return............................................      (2.05)%(C)       6.99%       4.55%      (6.44)%      27.04%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $3,973,436      $3,766,160  $2,913,307  $2,439,981   $2,529,493
Ratio of Expenses to Average Net Assets.................       0.15%(D)        0.16%       0.20%       0.20%        0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly) (B)...................................       0.15%(D)        0.16%       0.20%       0.20%        0.19%
Ratio of Net Investment Income to Average Net Assets....       1.79%(D)        2.38%       2.55%       2.48%        2.18%
Portfolio Turnover Rate.................................          2%(C)           4%          5%         16%          12%
--------------------------------------------------------------------------------------------------------------------------

                                                         ------------
                                                            Year
                                                           Ended
                                                          Oct. 31,
                                                            2009
--------------------------------------------------------------------

Total Return............................................      53.99%
--------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $2,109,316
Ratio of Expenses to Average Net Assets.................       0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly) (B)...................................       0.20%
Ratio of Net Investment Income to Average Net Assets....       2.57%
Portfolio Turnover Rate.................................         14%
--------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, two of which, The DFA International Value Series and The Emerging Markets Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of each Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time each Series prices its shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on each Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognizes transfers between the levels as of the end of the period. As of April 30, 2014, The Emerging Markets Series had significant transfers of securities with a total value of $315,950 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the six months ended April 30, 2014, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of average daily net assets for The DFA International Value Series and The Emerging Markets Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2014, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.     $5
                 The Emerging Markets Series........      7

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2014, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The DFA International Value Series. $276
                    The Emerging Markets Series........  100

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                Purchases   Sales
                                                ---------- --------
            The DFA International Value Series. $1,125,082 $709,817
            The Emerging Markets Series........    352,219   68,542

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                Net
                                                                             Unrealized
                                     Federal    Unrealized    Unrealized    Appreciation
                                     Tax Cost  Appreciation (Depreciation) (Depreciation)
                                    ---------- ------------ -------------- --------------
The DFA International Value Series. $8,613,314  $2,266,781    $(444,612)     $1,822,169
The Emerging Markets Series........  3,085,526   1,338,279     (217,020)      1,121,259

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit was scheduled to expire on March 3, 2014, however, effective March 3, 2014, the term was extended until March 2, 2015.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 10, 2014 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

   For the six months ended April 30, 2014, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
The DFA International Value Series.     0.83%       $10,282         4          $1        $11,874

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2014, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2014.

I. Securities Lending:

   As of April 30, 2014, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. The DFA International Value Series and The Emerging Markets Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $24,703 and $83,669 (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 13, 2013 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreements and the sub-advisory agreements for each series (collectively, the "Funds"). Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to the Funds. (The investment management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined based on the Fund's investment strategies and the expectations of its shareholder base, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043014-011S

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

 Name of Entity for which Schedule of   Relationship to Series of the
 Investments is Provided                Registrant
 ------------------------------------   -------------------------------------
 U.S. Large Company Portfolio           Series of Registrant

 The U.S. Large Cap Value Series        Master fund for U.S. Large Cap Value
                                        Portfolio II, U.S. Large Cap Value
                                        Portfolio III and LWAS/DFA U.S. High
                                        Book to Market Portfolio

 The DFA International Value Series     Master fund for DFA International
                                        Value Portfolio, DFA International
                                        Value Portfolio II, DFA International
                                        Value Portfolio III and DFA
                                        International Value Portfolio IV

 The Emerging Markets Series            Master fund for Emerging Markets
                                        Portfolio II

 The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
 Series                                 Marketwide Value Portfolio II

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations

ADR     American Depository Receipt
FNMA    Federal National Mortgage Association
GDR     Global Depository Receipt
NVDR    Non-Voting Depository Receipt
P.L.C.  Public Limited Company

Investment Footnotes

+    See Security Valuation Note within the Notes to Schedules of Investments.
++   Securities have generally been fair valued. See Security Valuation
     Note within the Notes to Schedules of Investments.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from securities on loan.
(o)  Security is being fair valued as of April 30, 2013.
--   Amounts designated as -- are either zero or rounded to zero.
(S)  Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2014
                                  (UNAUDITED)

                                                                       SHARES     VALUE+
                                                                      --------- -----------
COMMON STOCKS -- (96.6%)
Consumer Discretionary -- (11.4%)
  *Amazon.com, Inc.                                                     115,310 $35,069,230
  *AutoNation, Inc.                                                      19,561   1,036,537
  *AutoZone, Inc.                                                        10,449   5,578,617
  *Bed Bath & Beyond, Inc.                                               66,001   4,100,642
  #Best Buy Co., Inc.                                                    84,729   2,197,023
   BorgWarner, Inc.                                                      70,656   4,390,564
  #Cablevision Systems Corp. Class A                                     66,368   1,108,346
 #*CarMax, Inc.                                                          69,193   3,029,270
   Carnival Corp.                                                       135,846   5,340,106
   CBS Corp. Class B                                                    171,054   9,880,079
  *Chipotle Mexican Grill, Inc.                                           9,616   4,793,576
   Coach, Inc.                                                           86,042   3,841,775
   Comcast Corp. Class A                                                807,950  41,819,492
  #Darden Restaurants, Inc.                                              40,688   2,022,600
   Delphi Automotive P.L.C.                                              86,427   5,776,781
  *DIRECTV                                                              146,866  11,396,802
  *Discovery Communications, Inc. Class A                                68,939   5,232,470
  *Dollar General Corp.                                                  91,328   5,154,552
  *Dollar Tree, Inc.                                                     64,503   3,358,671
  #DR Horton, Inc.                                                       88,261   1,966,455
   Expedia, Inc.                                                         31,701   2,250,454
   Family Dollar Stores, Inc.                                            29,621   1,740,234
   Ford Motor Co.                                                     1,222,463  19,742,777
  *Fossil Group, Inc.                                                    14,900   1,589,085
  #GameStop Corp. Class A                                                35,898   1,424,433
   Gannett Co., Inc.                                                     70,476   1,914,833
   Gap, Inc. (The)                                                       82,109   3,226,884
  #Garmin, Ltd.                                                          38,109   2,176,024
   General Motors Co.                                                   404,084  13,932,816
   Genuine Parts Co.                                                     47,651   4,151,355
   Goodyear Tire & Rubber Co. (The)                                      85,439   2,153,063
   Graham Holdings Co. Class B                                            1,351     906,832
   H&R Block, Inc.                                                       84,999   2,415,672
   Harley-Davidson, Inc.                                                 68,209   5,043,373
   Harman International Industries, Inc.                                 21,010   2,302,906
  #Hasbro, Inc.                                                          36,124   1,996,212
   Home Depot, Inc. (The)                                               436,507  34,706,672
   International Game Technology                                         76,469     959,686
   Interpublic Group of Cos., Inc. (The)                                131,440   2,289,685
   Johnson Controls, Inc.                                               205,828   9,291,076
   Kohl's Corp.                                                          62,394   3,418,567
   L Brands, Inc.                                                        75,582   4,096,544
  #Leggett & Platt, Inc.                                                 43,053   1,414,722
  #Lennar Corp. Class A                                                  54,491   2,102,808
   Lowe's Cos., Inc.                                                    324,175  14,882,874
   Macy's, Inc.                                                         114,218   6,559,540
  #Marriott International, Inc. Class A                                  68,540   3,970,522
   Mattel, Inc.                                                         105,501   4,137,222
   McDonald's Corp.                                                     306,833  31,106,730
  *Michael Kors Holdings, Ltd.                                           55,614   5,071,997
  *Mohawk Industries, Inc.                                               18,930   2,506,521

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Consumer Discretionary -- (Continued)
  *Netflix, Inc.                                                         18,538 $  5,969,977
   Newell Rubbermaid, Inc.                                               86,450    2,603,009
  *News Corp. Class A                                                   154,351    2,627,054
   NIKE, Inc. Class B                                                   230,557   16,819,133
  #Nordstrom, Inc.                                                       44,352    2,717,891
  *O'Reilly Automotive, Inc.                                             32,970    4,905,606
   Omnicom Group, Inc.                                                   80,036    5,416,836
  #PetSmart, Inc.                                                        32,153    2,176,115
  *Priceline Group, Inc. (The)                                           16,162   18,711,555
   PulteGroup, Inc.                                                     106,372    1,956,181
   PVH Corp.                                                             25,300    3,176,921
   Ralph Lauren Corp.                                                    18,327    2,774,158
   Ross Stores, Inc.                                                     66,617    4,535,285
  #Scripps Networks Interactive, Inc. Class A                            34,009    2,553,056
  #Staples, Inc.                                                        201,703    2,521,287
   Starbucks Corp.                                                      234,306   16,546,690
   Starwood Hotels & Resorts Worldwide, Inc.                             59,491    4,559,985
   Target Corp.                                                         195,928   12,098,554
   Tiffany & Co.                                                         34,134    2,986,384
   Time Warner Cable, Inc.                                               86,001   12,165,701
   Time Warner, Inc.                                                    276,697   18,389,283
   TJX Cos., Inc. (The)                                                 220,450   12,825,781
   Tractor Supply Co.                                                    43,259    2,908,735
 #*TripAdvisor, Inc.                                                     34,389    2,776,568
   Twenty-First Century Fox, Inc. Class A                               601,591   19,262,944
  *Under Armour, Inc. Class A                                            24,931    1,218,877
  *Urban Outfitters, Inc.                                                33,790    1,204,782
   VF Corp.                                                             109,206    6,671,395
   Viacom, Inc. Class B                                                 123,523   10,496,985
   Walt Disney Co. (The)                                                505,068   40,072,095
   Whirlpool Corp.                                                       24,011    3,682,807
   Wyndham Worldwide Corp.                                               39,720    2,833,625
   Wynn Resorts, Ltd.                                                    25,098    5,117,231
   Yum! Brands, Inc.                                                    137,295   10,570,342
                                                                                ------------
Total Consumer Discretionary                                                     616,428,535
                                                                                ------------
Consumer Staples -- (9.5%)
   Altria Group, Inc.                                                   617,723   24,776,870
   Archer-Daniels-Midland Co.                                           204,075    8,924,200
   Avon Products, Inc.                                                  134,513    2,055,359
   Beam, Inc.                                                            51,285    4,280,759
   Brown-Forman Corp. Class B                                            50,245    4,507,981
  #Campbell Soup Co.                                                     55,434    2,521,693
  #Clorox Co. (The)                                                      40,269    3,652,398
   Coca-Cola Co. (The)                                                1,174,494   47,907,610
   Coca-Cola Enterprises, Inc.                                           73,667    3,347,428
   Colgate-Palmolive Co.                                                270,602   18,211,515
   ConAgra Foods, Inc.                                                  130,313    3,975,850
  *Constellation Brands, Inc. Class A                                    51,844    4,139,225
   Costco Wholesale Corp.                                               136,300   15,767,184
   CVS Caremark Corp.                                                   366,516   26,653,044
   Dr Pepper Snapple Group, Inc.                                         61,149    3,388,878

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Consumer Staples -- (Continued)
   Estee Lauder Cos., Inc. (The) Class A                                 79,224 $  5,749,286
   General Mills, Inc.                                                  193,587   10,263,983
   Hershey Co. (The)                                                     46,480    4,473,235
   Hormel Foods Corp.                                                    41,733    1,990,247
   JM Smucker Co. (The)                                                  32,140    3,107,295
   Kellogg Co.                                                           79,599    5,319,601
  #Keurig Green Mountain, Inc.                                           40,032    3,750,198
   Kimberly-Clark Corp.                                                 117,603   13,200,937
   Kraft Foods Group, Inc.                                              184,838   10,509,889
   Kroger Co. (The)                                                     160,107    7,371,326
   Lorillard, Inc.                                                      112,272    6,671,202
  #McCormick & Co., Inc.                                                 40,657    2,894,778
   Mead Johnson Nutrition Co.                                            62,509    5,517,044
   Molson Coors Brewing Co. Class B                                      49,083    2,943,508
   Mondelez International, Inc. Class A                                 527,250   18,796,463
  *Monster Beverage Corp.                                                41,899    2,805,557
   PepsiCo, Inc.                                                        471,917   40,532,951
   Philip Morris International, Inc.                                    491,361   41,976,970
   Procter & Gamble Co. (The)                                           840,453   69,379,395
   Reynolds American, Inc.                                               96,533    5,447,357
   Safeway, Inc.                                                         71,386    2,431,407
  #Sysco Corp.                                                          181,322    6,605,560
   Tyson Foods, Inc. Class A                                             83,328    3,497,276
   Wal-Mart Stores, Inc.                                                501,495   39,974,166
   Walgreen Co.                                                         270,962   18,398,320
   Whole Foods Market, Inc.                                             115,299    5,730,360
                                                                                ------------
Total Consumer Staples                                                           513,448,305
                                                                                ------------
Energy -- (10.2%)
   Anadarko Petroleum Corp.                                             156,152   15,462,171
   Apache Corp.                                                         122,353   10,620,240
   Baker Hughes, Inc.                                                   135,516    9,472,568
   Cabot Oil & Gas Corp.                                                130,881    5,141,006
  *Cameron International Corp.                                           67,196    4,365,052
   Chesapeake Energy Corp.                                              156,944    4,512,140
   Chevron Corp.                                                        591,771   74,279,096
   ConocoPhillips                                                       380,055   28,241,887
   CONSOL Energy, Inc.                                                   71,033    3,161,679
  #Denbury Resources, Inc.                                              110,344    1,855,986
   Devon Energy Corp.                                                   118,705    8,309,350
  #Diamond Offshore Drilling, Inc.                                       21,548    1,176,736
   Ensco P.L.C. Class A                                                  72,393    3,652,227
   EOG Resources, Inc.                                                  169,318   16,593,164
   EQT Corp.                                                             46,772    5,097,680
   Exxon Mobil Corp.                                                  1,339,451  137,173,177
  *FMC Technologies, Inc.                                                73,156    4,147,945
   Halliburton Co.                                                      263,742   16,634,208
   Helmerich & Payne, Inc.                                               33,333    3,621,630
   Hess Corp.                                                            84,703    7,552,119
   Kinder Morgan, Inc.                                                  207,661    6,782,208
   Marathon Oil Corp.                                                   216,031    7,809,521
   Marathon Petroleum Corp.                                              91,306    8,486,893

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Energy -- (Continued)
   Murphy Oil Corp.                                                      53,374 $  3,385,513
   Nabors Industries, Ltd.                                               80,879    2,064,032
   National Oilwell Varco, Inc.                                         132,830   10,431,140
  *Newfield Exploration Co.                                              42,254    1,430,298
   Noble Corp. P.L.C.                                                    78,775    2,427,058
   Noble Energy, Inc.                                                   111,560    8,007,777
   Occidental Petroleum Corp.                                           246,347   23,587,725
   ONEOK, Inc.                                                           64,416    4,072,380
   Peabody Energy Corp.                                                  84,094    1,598,627
   Phillips 66                                                          182,145   15,158,107
   Pioneer Natural Resources Co.                                         44,300    8,561,861
   QEP Resources, Inc.                                                   55,587    1,705,965
   Range Resources Corp.                                                 50,738    4,589,252
  *Rowan Cos. P.L.C. Class A                                             38,509    1,190,698
   Schlumberger, Ltd.                                                   405,232   41,151,310
  *Southwestern Energy Co.                                              109,397    5,237,928
   Spectra Energy Corp.                                                 207,732    8,249,038
   Tesoro Corp.                                                          40,854    2,299,672
  #Transocean, Ltd.                                                     105,192    4,530,619
   Valero Energy Corp.                                                  165,062    9,436,595
   Williams Cos., Inc. (The)                                            212,148    8,946,281
                                                                                ------------
Total Energy                                                                     552,210,559
                                                                                ------------
Financials -- (13.4%)
   ACE, Ltd.                                                            104,353   10,677,399
   Aflac, Inc.                                                          141,289    8,861,646
   Allstate Corp. (The)                                                 138,587    7,892,530
   American Express Co.                                                 283,252   24,764,722
   American International Group, Inc.                                   453,816   24,111,244
   Ameriprise Financial, Inc.                                            59,165    6,604,589
   Aon P.L.C.                                                            93,332    7,922,020
   Assurant, Inc.                                                        22,207    1,496,974
   Bank of America Corp.                                              3,275,795   49,595,536
   Bank of New York Mellon Corp. (The)                                  351,831   11,916,516
   BB&T Corp.                                                           220,354    8,225,815
  *Berkshire Hathaway, Inc. Class B                                     558,002   71,898,558
   BlackRock, Inc.                                                       38,942   11,721,542
   Capital One Financial Corp.                                          177,554   13,121,241
  *CBRE Group, Inc. Class A                                              86,435    2,302,628
   Charles Schwab Corp. (The)                                           362,264    9,618,109
   Chubb Corp. (The)                                                     76,128    7,009,866
  #Cincinnati Financial Corp.                                            45,614    2,223,226
   Citigroup, Inc.                                                      941,208   45,093,275
   CME Group, Inc.                                                       97,813    6,885,057
  #Comerica, Inc.                                                        56,437    2,722,521
   Discover Financial Services                                          145,963    8,159,332
  *E*TRADE Financial Corp.                                               89,355    2,006,020
   Fifth Third Bancorp                                                  263,925    5,439,494
   Franklin Resources, Inc.                                             125,146    6,551,393
  *Genworth Financial, Inc. Class A                                     153,545    2,740,778
   Goldman Sachs Group, Inc. (The)                                      130,515   20,858,907
   Hartford Financial Services Group, Inc. (The)                        138,352    4,962,686

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Financials -- (Continued)
   Hudson City Bancorp, Inc.                                            147,414 $  1,468,243
   Huntington Bancshares, Inc.                                          257,651    2,360,083
   IntercontinentalExchange Group, Inc.                                  35,634    7,285,015
   Invesco, Ltd.                                                        134,263    4,727,400
   JPMorgan Chase & Co.                                               1,173,799   65,709,268
   KeyCorp                                                              275,686    3,760,357
  #Legg Mason, Inc.                                                      32,488    1,523,362
   Leucadia National Corp.                                               97,068    2,477,175
   Lincoln National Corp.                                                81,739    3,965,159
   Loews Corp.                                                           94,866    4,171,258
  #M&T Bank Corp.                                                        40,616    4,955,558
   Marsh & McLennan Cos., Inc.                                          169,979    8,381,665
   McGraw Hill Financial, Inc.                                           84,002    6,210,268
   MetLife, Inc.                                                        348,262   18,231,516
   Moody's Corp.                                                         58,292    4,575,922
   Morgan Stanley                                                       434,802   13,448,426
   NASDAQ OMX Group, Inc. (The)                                          36,237    1,337,145
   Northern Trust Corp.                                                  69,145    4,165,986
  #People's United Financial, Inc.                                       96,167    1,373,265
   PNC Financial Services Group, Inc. (The)                             165,544   13,912,318
   Principal Financial Group, Inc.                                       85,191    3,990,346
   Progressive Corp. (The)                                              169,758    4,116,632
   Prudential Financial, Inc.                                           143,516   11,578,871
   Regions Financial Corp.                                              440,015    4,461,752
   SLM Corp.                                                            132,883    3,421,737
   State Street Corp.                                                   133,794    8,637,741
   SunTrust Banks, Inc.                                                 165,732    6,340,906
   T Rowe Price Group, Inc.                                              81,235    6,671,831
  #Torchmark Corp.                                                       27,450    2,187,765
   Travelers Cos., Inc. (The)                                           109,210    9,892,242
   U.S. Bancorp                                                         564,934   23,038,009
   Unum Group                                                            80,421    2,671,586
   Wells Fargo & Co.                                                  1,484,218   73,676,582
   XL Group P.L.C.                                                       85,569    2,682,588
  #Zions Bancorp                                                         57,304    1,657,232
                                                                                ------------
Total Financials                                                                 724,448,833
                                                                                ------------
Health Care -- (12.8%)
   Abbott Laboratories                                                  478,304   18,529,497
   AbbVie, Inc.                                                         492,392   25,643,775
  *Actavis P.L.C.                                                        53,997   11,033,207
   Aetna, Inc.                                                          112,426    8,032,838
   Agilent Technologies, Inc.                                           103,350    5,585,034
  *Alexion Pharmaceuticals, Inc.                                         61,321    9,700,982
   Allergan, Inc.                                                        92,516   15,342,853
   AmerisourceBergen Corp.                                               71,045    4,630,713
   Amgen, Inc.                                                          234,029   26,152,741
   Baxter International, Inc.                                           168,371   12,255,725
   Becton Dickinson and Co.                                              59,831    6,762,698
  *Biogen Idec, Inc.                                                     73,275   21,038,718
  *Boston Scientific Corp.                                              410,459    5,175,888
   Bristol-Myers Squibb Co.                                             509,604   25,526,064

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Health Care -- (Continued)
   Cardinal Health, Inc.                                                106,285 $  7,387,870
  *CareFusion Corp.                                                      64,593    2,523,003
  *Celgene Corp.                                                        125,854   18,501,797
  *Cerner Corp.                                                          91,687    4,703,543
   Cigna Corp.                                                           84,797    6,787,152
   Covidien P.L.C.                                                      139,717    9,954,836
   CR Bard, Inc.                                                         24,047    3,302,375
  *DaVita HealthCare Partners, Inc.                                      54,851    3,801,174
   DENTSPLY International, Inc.                                          43,958    1,961,846
 #*Edwards Lifesciences Corp.                                            33,241    2,708,144
   Eli Lilly & Co.                                                      305,427   18,050,736
  *Express Scripts Holding Co.                                          240,546   16,015,553
  *Forest Laboratories, Inc.                                             73,922    6,794,171
  *Gilead Sciences, Inc.                                                476,811   37,424,895
  *Hospira, Inc.                                                         51,598    2,363,188
   Humana, Inc.                                                          47,746    5,240,124
  *Intuitive Surgical, Inc.                                              11,832    4,279,634
   Johnson & Johnson                                                    876,872   88,818,365
  *Laboratory Corp. of America Holdings                                  26,440    2,609,628
   McKesson Corp.                                                        71,332   12,068,661
   Medtronic, Inc.                                                      310,222   18,247,258
   Merck & Co., Inc.                                                    911,502   53,377,557
  *Mylan, Inc.                                                          115,282    5,854,020
  #Patterson Cos., Inc.                                                  25,448    1,035,734
   PerkinElmer, Inc.                                                     34,980    1,468,111
   Perrigo Co. P.L.C.                                                    41,457    6,005,461
   Pfizer, Inc.                                                       1,978,510   61,887,793
  #Quest Diagnostics, Inc.                                               44,731    2,501,805
  *Regeneron Pharmaceuticals, Inc.                                       24,411    7,247,382
   St Jude Medical, Inc.                                                 87,971    5,583,519
   Stryker Corp.                                                         91,360    7,103,240
 #*Tenet Healthcare Corp.                                                30,064    1,355,285
   Thermo Fisher Scientific, Inc.                                       121,443   13,844,502
   UnitedHealth Group, Inc.                                             306,619   23,008,690
  *Varian Medical Systems, Inc.                                          32,098    2,553,396
  *Vertex Pharmaceuticals, Inc.                                          73,082    4,947,651
  *Waters Corp.                                                          26,402    2,601,653
   WellPoint, Inc.                                                       87,554    8,814,937
   Zimmer Holdings, Inc.                                                 52,483    5,080,354
   Zoetis, Inc.                                                         154,984    4,689,816
                                                                                ------------
Total Health Care                                                                687,915,592
                                                                                ------------
Industrials -- (10.4%)
   3M Co.                                                               195,143   27,142,440
  #ADT Corp. (The)                                                       56,820    1,718,237
   Allegion P.L.C.                                                       27,815    1,372,670
   AMETEK, Inc.                                                          75,963    4,004,769
   Boeing Co. (The)                                                     211,998   27,351,982
   Caterpillar, Inc.                                                    197,705   20,838,107
  #CH Robinson Worldwide, Inc.                                           46,017    2,710,401
   Cintas Corp.                                                          31,206    1,838,970
   CSX Corp.                                                            312,322    8,813,727

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES     VALUE+
                                                                      --------- -----------
Industrials -- (Continued)
   Cummins, Inc.                                                         53,815 $ 8,117,993
   Danaher Corp.                                                        186,197  13,663,136
   Deere & Co.                                                          114,596  10,696,391
   Delta Air Lines, Inc.                                                263,281   9,696,639
   Dover Corp.                                                           52,700   4,553,280
   Dun & Bradstreet Corp. (The)                                          11,654   1,290,797
   Eaton Corp. P.L.C.                                                   147,328  10,701,906
   Emerson Electric Co.                                                 217,904  14,856,695
   Equifax, Inc.                                                         37,829   2,678,671
   Expeditors International of Washington, Inc.                          62,815   2,590,491
  #Fastenal Co.                                                          84,632   4,238,371
   FedEx Corp.                                                           86,105  11,731,806
   Flowserve Corp.                                                       42,648   3,115,436
   Fluor Corp.                                                           49,703   3,762,517
   General Dynamics Corp.                                               100,783  11,030,699
   General Electric Co.                                               3,109,960  83,626,824
   Honeywell International, Inc.                                        243,057  22,579,995
   Illinois Tool Works, Inc.                                            121,160  10,326,467
   Ingersoll-Rand P.L.C.                                                 80,150   4,792,970
  #Iron Mountain, Inc.                                                   52,831   1,502,514
 #*Jacobs Engineering Group, Inc.                                        40,886   2,359,122
  #Joy Global, Inc.                                                      31,039   1,874,135
   Kansas City Southern                                                  34,173   3,447,372
   L-3 Communications Holdings, Inc.                                     26,610   3,069,996
   Lockheed Martin Corp.                                                 83,692  13,737,205
   Masco Corp.                                                          110,474   2,219,423
   Nielsen Holdings NV                                                   88,078   4,135,262
   Norfolk Southern Corp.                                                96,002   9,075,069
   Northrop Grumman Corp.                                                67,182   8,163,285
   PACCAR, Inc.                                                         109,822   7,026,412
   Pall Corp.                                                            34,027   2,863,372
   Parker Hannifin Corp.                                                 46,225   5,865,028
   Pentair, Ltd.                                                         61,174   4,544,616
  #Pitney Bowes, Inc.                                                    62,780   1,682,504
   Precision Castparts Corp.                                             45,016  11,393,099
  *Quanta Services, Inc.                                                 67,497   2,381,294
   Raytheon Co.                                                          97,488   9,308,154
   Republic Services, Inc.                                               83,834   2,941,735
   Robert Half International, Inc.                                       42,610   1,908,928
   Rockwell Automation, Inc.                                             43,018   5,126,885
   Rockwell Collins, Inc.                                                41,904   3,253,846
   Roper Industries, Inc.                                                30,857   4,287,580
   Ryder System, Inc.                                                    16,552   1,360,243
   Snap-on, Inc.                                                         18,016   2,089,856
   Southwest Airlines Co.                                               217,596   5,259,295
   Stanley Black & Decker, Inc.                                          48,233   4,142,732
  *Stericycle, Inc.                                                      26,397   3,073,667
   Textron, Inc.                                                         87,567   3,581,490
   Tyco International, Ltd.                                             142,681   5,835,653
   Union Pacific Corp.                                                  141,054  26,860,913
   United Parcel Service, Inc. Class B                                  220,276  21,697,186
   United Technologies Corp.                                            260,999  30,884,012

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Industrials -- (Continued)
   Waste Management, Inc.                                               133,995 $  5,956,078
   WW Grainger, Inc.                                                     18,979    4,828,258
   Xylem, Inc.                                                           57,245    2,151,840
                                                                                ------------
Total Industrials                                                                559,730,446
                                                                                ------------
Information Technology -- (17.9%)
   Accenture P.L.C. Class A                                             197,447   15,839,198
  *Adobe Systems, Inc.                                                  143,982    8,882,250
  *Akamai Technologies, Inc.                                             55,341    2,936,947
 #*Alliance Data Systems Corp.                                           16,482    3,986,996
   Altera Corp.                                                          98,435    3,201,106
   Amphenol Corp. Class A                                                49,037    4,675,678
   Analog Devices, Inc.                                                  96,874    4,968,667
   Apple, Inc.                                                          276,489  163,153,394
   Applied Materials, Inc.                                              375,394    7,155,010
  *Autodesk, Inc.                                                        70,420    3,381,568
   Automatic Data Processing, Inc.                                      149,351   11,643,404
   Broadcom Corp. Class A                                               171,087    5,271,190
   CA, Inc.                                                              99,932    3,011,950
   Cisco Systems, Inc.                                                1,596,738   36,900,615
 #*Citrix Systems, Inc.                                                  56,958    3,378,179
  *Cognizant Technology Solutions Corp. Class A                         188,283    9,019,697
   Computer Sciences Corp.                                               45,160    2,672,569
   Corning, Inc.                                                        431,516    9,023,000
  *eBay, Inc.                                                           361,173   18,719,597
  *Electronic Arts, Inc.                                                 95,963    2,715,753
   EMC Corp.                                                            627,884   16,199,407
  *F5 Networks, Inc.                                                     20,986    2,207,098
  *Facebook, Inc. Class A                                               529,529   31,655,244
   Fidelity National Information Services, Inc.                          90,098    4,813,936
 #*First Solar, Inc.                                                     21,901    1,478,098
  *Fiserv, Inc.                                                          78,883    4,794,509
   FLIR Systems, Inc.                                                    43,668    1,486,459
  *Google, Inc. Class A                                                  87,499   46,801,465
  *Google, Inc. Class C                                                  87,499   46,082,223
   Harris Corp.                                                          33,104    2,433,806
   Hewlett-Packard Co.                                                  587,429   19,420,403
   Intel Corp.                                                        1,541,166   41,133,721
   International Business Machines Corp.                                303,417   59,612,338
   Intuit, Inc.                                                          87,819    6,652,289
   Jabil Circuit, Inc.                                                   58,170    1,004,014
  *Juniper Networks, Inc.                                               146,721    3,622,541
   KLA-Tencor Corp.                                                      51,634    3,304,060
  *Lam Research Corp.                                                    50,312    2,898,474
   Linear Technology Corp.                                               73,128    3,254,196
   LSI Corp.                                                            173,065    1,927,944
   MasterCard, Inc. Class A                                             316,300   23,263,865
  #Microchip Technology, Inc.                                            61,725    2,934,407
  *Micron Technology, Inc.                                              328,840    8,589,301
   Microsoft Corp.                                                    2,341,401   94,592,600
   Motorola Solutions, Inc.                                              70,034    4,452,762
   NetApp, Inc.                                                         102,685    3,656,613

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Information Technology -- (Continued)
  #NVIDIA Corp.                                                         171,798 $  3,173,109
   Oracle Corp.                                                       1,073,425   43,881,614
   Paychex, Inc.                                                        100,476    4,200,902
   QUALCOMM, Inc.                                                       524,183   41,258,444
  *Red Hat, Inc.                                                         58,751    2,858,236
  *Salesforce.com, Inc.                                                 173,983    8,986,222
   SanDisk Corp.                                                         69,900    5,939,403
   Seagate Technology P.L.C.                                            101,904    5,358,112
   Symantec Corp.                                                       214,360    4,347,221
   TE Connectivity, Ltd.                                                127,159    7,499,838
 #*Teradata Corp.                                                        49,347    2,243,315
   Texas Instruments, Inc.                                              336,073   15,274,518
   Total System Services, Inc.                                           51,243    1,627,990
 #*VeriSign, Inc.                                                        38,946    1,837,472
   Visa, Inc. Class A                                                   157,121   31,834,286
   Western Digital Corp.                                                 65,178    5,744,137
  #Western Union Co. (The)                                              169,844    2,695,424
   Xerox Corp.                                                          345,259    4,174,181
   Xilinx, Inc.                                                          82,717    3,903,415
  *Yahoo!, Inc.                                                         290,979   10,460,695
                                                                                ------------
Total Information Technology                                                     966,107,075
                                                                                ------------
Materials -- (3.4%)
   Air Products & Chemicals, Inc.                                        65,612    7,710,722
   Airgas, Inc.                                                          20,633    2,192,463
   Alcoa, Inc.                                                          363,005    4,889,677
  #Allegheny Technologies, Inc.                                          33,460    1,378,552
   Avery Dennison Corp.                                                  29,757    1,447,976
   Ball Corp.                                                            43,563    2,447,805
   Bemis Co., Inc.                                                       31,524    1,268,526
   CF Industries Holdings, Inc.                                          17,193    4,215,208
   Dow Chemical Co. (The)                                               376,869   18,805,763
   Eastman Chemical Co.                                                  47,260    4,119,654
   Ecolab, Inc.                                                          83,906    8,779,924
   EI du Pont de Nemours & Co.                                          287,354   19,344,671
   FMC Corp.                                                             41,191    3,171,707
   Freeport-McMoRan Copper & Gold, Inc.                                 321,877   11,062,912
   International Flavors & Fragrances, Inc.                              25,191    2,481,817
   International Paper Co.                                              136,015    6,345,100
   LyondellBasell Industries NV Class A                                 133,837   12,379,922
   MeadWestvaco Corp.                                                    54,112    2,114,156
   Monsanto Co.                                                         162,696   18,010,447
   Mosaic Co. (The)                                                     105,087    5,258,553
   Newmont Mining Corp.                                                 154,339    3,832,237
   Nucor Corp.                                                           98,684    5,106,897
  *Owens-Illinois, Inc.                                                  51,070    1,623,005
   PPG Industries, Inc.                                                  42,934    8,312,881
   Praxair, Inc.                                                         91,123   11,896,108
   Sealed Air Corp.                                                      60,048    2,060,247
   Sherwin-Williams Co. (The)                                            26,426    5,280,972
   Sigma-Aldrich Corp.                                                   37,027    3,562,368
  #United States Steel Corp.                                             44,849    1,166,971

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Materials -- (Continued)
   Vulcan Materials Co.                                                  40,471 $  2,611,594
                                                                                ------------
Total Materials                                                                  182,878,835
                                                                                ------------
Real Estate Investment Trusts -- (2.1%)
   American Tower Corp.                                                 122,443   10,226,439
   Apartment Investment & Management Co. Class A                         45,286    1,396,167
   AvalonBay Communities, Inc.                                           37,708    5,149,027
   Boston Properties, Inc.                                               47,427    5,555,599
   Crown Castle International Corp.                                     103,551    7,531,264
   Equity Residential                                                   104,089    6,187,050
   Essex Property Trust, Inc.                                            19,086    3,306,840
   General Growth Properties, Inc.                                      161,609    3,712,159
   HCP, Inc.                                                            141,709    5,931,939
   Health Care REIT, Inc.                                                89,882    5,670,655
   Host Hotels & Resorts, Inc.                                          234,566    5,031,441
   Kimco Realty Corp.                                                   127,017    2,911,230
   Macerich Co. (The)                                                    43,567    2,827,934
  #Plum Creek Timber Co., Inc.                                           54,894    2,393,378
   Prologis, Inc.                                                       154,865    6,292,165
   Public Storage                                                        44,816    7,865,656
   Simon Property Group, Inc.                                            97,411   16,871,585
   Ventas, Inc.                                                          91,218    6,027,686
   Vornado Realty Trust                                                  53,989    5,539,272
   Weyerhaeuser Co.                                                     181,195    5,408,671
                                                                                ------------
Total Real Estate Investment Trusts                                              115,836,157
                                                                                ------------
Telecommunication Services -- (2.4%)
   AT&T, Inc.                                                         1,613,962   57,618,443
  #CenturyLink, Inc.                                                    179,148    6,254,057
  #Frontier Communications Corp.                                        309,829    1,843,483
   Verizon Communications, Inc.                                       1,283,626   59,983,843
  #Windstream Holdings, Inc.                                            184,743    1,675,619
                                                                                ------------
Total Telecommunication Services                                                 127,375,445
                                                                                ------------
Utilities -- (3.1%)
   AES Corp.                                                            204,200    2,950,690
   AGL Resources, Inc.                                                   36,856    1,990,224
   Ameren Corp.                                                          75,208    3,106,842
   American Electric Power Co., Inc.                                    151,196    8,135,857
   CenterPoint Energy, Inc.                                             132,928    3,291,297
   CMS Energy Corp.                                                      82,676    2,505,910
  #Consolidated Edison, Inc.                                             90,791    5,268,602
   Dominion Resources, Inc.                                             180,242   13,074,755
   DTE Energy Co.                                                        54,891    4,289,183
   Duke Energy Corp.                                                    218,979   16,311,746
   Edison International                                                 100,991    5,712,051
   Entergy Corp.                                                         55,349    4,012,803
   Exelon Corp.                                                         265,774    9,310,063
   FirstEnergy Corp.                                                    129,795    4,380,581
  #Integrys Energy Group, Inc.                                           24,786    1,518,886
   NextEra Energy, Inc.                                                 134,955   13,475,257

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES        VALUE+
                                                                      ---------- --------------
Utilities -- (Continued)
   NiSource, Inc.                                                         97,328 $    3,534,953
   Northeast Utilities                                                    97,775      4,620,847
   NRG Energy, Inc.                                                      100,807      3,298,405
  #Pepco Holdings, Inc.                                                   77,653      2,077,994
   PG&E Corp.                                                            141,861      6,466,024
   Pinnacle West Capital Corp.                                            34,157      1,911,084
   PPL Corp.                                                             195,503      6,518,070
   Public Service Enterprise Group, Inc.                                 156,896      6,428,029
  #SCANA Corp.                                                            43,751      2,348,554
   Sempra Energy                                                          70,454      6,947,469
   Southern Co. (The)                                                    275,234     12,613,974
  #TECO Energy, Inc.                                                      63,539      1,141,160
  #Wisconsin Energy Corp.                                                 70,036      3,395,345
  #Xcel Energy, Inc.                                                     154,454      4,922,449
                                                                                 --------------
Total Utilities                                                                     165,559,104
                                                                                 --------------
TOTAL COMMON STOCKS                                                               5,211,938,886
                                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
   State Street Institutional Liquid Reserves, 0.074%                 61,231,350     61,231,350
                                                                                 --------------

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT
                                                                        (000)
                                                                      ----------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@ DFA Short Term Investment Fund                                   10,498,920    121,472,506
                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,765,040,167)                              $5,394,642,742
                                                                                 ==============

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary          $  616,428,535           --   --    $  616,428,535
   Consumer Staples                   513,448,305           --   --       513,448,305
   Energy                             552,210,559           --   --       552,210,559
   Financials                         724,448,833           --   --       724,448,833
   Health Care                        687,915,592           --   --       687,915,592
   Industrials                        559,730,446           --   --       559,730,446
   Information Technology             966,107,075           --   --       966,107,075
   Materials                          182,878,835           --   --       182,878,835
   Real Estate Investment Trusts      115,836,157           --   --       115,836,157
   Telecommunication Services         127,375,445           --   --       127,375,445
   Utilities                          165,559,104           --   --       165,559,104
Temporary Cash Investments             61,231,350           --   --        61,231,350
Securities Lending Collateral                  -- $121,472,506   --       121,472,506
Futures Contracts**                       591,423           --   --           591,423
                                   -------------- ------------   --    --------------
TOTAL                              $5,273,761,659 $121,472,506   --    $5,395,234,165
                                   ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2014
                                  (UNAUDITED)

                                                           SHARES       VALUE+
                                                          --------- --------------
COMMON STOCKS -- (97.0%)
Consumer Discretionary -- (11.6%)
#   Autoliv, Inc.                                            11,372 $    1,159,717
#   Best Buy Co., Inc.                                       18,980        492,151
    Carnival Corp.                                        2,381,323     93,609,807
    CBS Corp. Class A                                         7,236        420,773
    Comcast Corp. Class A                                 9,873,756    511,065,611
#   Comcast Corp. Special Class A                         3,813,064    194,580,656
    Dillard's, Inc. Class A                                 112,692     11,035,928
#   DR Horton, Inc.                                         379,593      8,457,332
#   GameStop Corp. Class A                                  598,147     23,734,473
    General Motors Co.                                    3,716,863    128,157,436
    Graham Holdings Co. Class B                              32,261     21,654,551
*   Hyatt Hotels Corp. Class A                               26,622      1,498,286
#   Kohl's Corp.                                            679,894     37,251,392
#*  Lands' End, Inc.                                        140,755      3,891,876
    Lear Corp.                                               57,952      4,813,493
#   Lennar Corp. Class A                                    203,031      7,834,966
    Lennar Corp. Class B                                      4,312        140,226
*   Liberty Global P.L.C. Class C                             5,034        193,457
*   Liberty Interactive Corp. Class A                     2,560,957     74,421,410
*   Liberty Media Corp. Class A                             156,789     20,337,101
*   Liberty Ventures Series A                               244,134     14,169,537
*   MGM Resorts International                             2,389,018     60,274,924
*   Mohawk Industries, Inc.                                 286,453     37,929,242
*   News Corp. Class A                                      290,667      4,947,152
#*  News Corp. Class B                                       31,823        526,352
    PVH Corp.                                                66,339      8,330,188
    Royal Caribbean Cruises, Ltd.                         1,051,952     55,890,210
#*  Sears Holdings Corp.                                    530,007     23,219,607
    Service Corp. International                             219,283      4,115,942
#   Staples, Inc.                                         1,585,772     19,822,150
    Target Corp.                                             41,634      2,570,900
    Time Warner Cable, Inc.                               1,876,119    265,395,794
    Time Warner, Inc.                                     5,052,904    335,816,000
#*  Toll Brothers, Inc.                                     329,804     11,292,489
*   TRW Automotive Holdings Corp.                               459         36,881
    Whirlpool Corp.                                          12,924      1,982,283
                                                                    --------------
Total Consumer Discretionary                                         1,991,070,293
                                                                    --------------
Consumer Staples -- (6.9%)
    Archer-Daniels-Midland Co.                            3,151,861    137,830,881
    Beam, Inc.                                               61,513      5,134,490
    Bunge, Ltd.                                             553,069     44,051,946
*   Constellation Brands, Inc. Class A                      462,850     36,953,944
    CVS Caremark Corp.                                    6,986,047    508,025,338
    Ingredion, Inc.                                          20,328      1,432,108
    JM Smucker Co. (The)                                    538,740     52,085,383
    Molson Coors Brewing Co. Class B                        763,563     45,790,873
    Mondelez International, Inc. Class A                  7,976,433    284,359,836
    Safeway, Inc.                                           196,076      6,678,349

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
Consumer Staples -- (Continued)
    Tyson Foods, Inc. Class A                             1,426,374 $   59,864,917
                                                                    --------------
Total Consumer Staples                                               1,182,208,065
                                                                    --------------
Energy -- (21.6%)
    Anadarko Petroleum Corp.                              2,644,697    261,877,897
    Apache Corp.                                          1,895,772    164,553,010
    Baker Hughes, Inc.                                    1,938,026    135,468,017
    Chesapeake Energy Corp.                               3,250,749     93,459,034
    Chevron Corp.                                         4,835,771    606,985,976
    Cimarex Energy Co.                                       44,110      5,254,383
    ConocoPhillips                                        6,993,622    519,696,051
#   Denbury Resources, Inc.                               1,413,859     23,781,108
    Devon Energy Corp.                                    1,721,246    120,487,220
    Exxon Mobil Corp.                                     1,502,573    153,878,501
#   Helmerich & Payne, Inc.                                 516,470     56,114,465
    Hess Corp.                                            1,628,606    145,206,511
#   HollyFrontier Corp.                                     459,148     24,146,593
    Marathon Oil Corp.                                    3,640,872    131,617,523
    Marathon Petroleum Corp.                              1,752,484    162,893,388
    Murphy Oil Corp.                                        728,510     46,209,389
    Nabors Industries, Ltd.                               1,355,841     34,601,062
    National Oilwell Varco, Inc.                          2,032,845    159,639,318
    Noble Corp. P.L.C.                                      721,779     22,238,011
    Occidental Petroleum Corp.                            2,152,468    206,098,811
    Patterson-UTI Energy, Inc.                              732,485     23,827,737
    Peabody Energy Corp.                                    307,711      5,849,586
    Phillips 66                                           2,926,797    243,568,046
    QEP Resources, Inc.                                     458,418     14,068,848
*   Rowan Cos. P.L.C. Class A                               580,491     17,948,782
    Superior Energy Services, Inc.                           56,288      1,853,001
    Tesoro Corp.                                            615,285     34,634,393
#   Tidewater, Inc.                                          61,917      3,153,433
#   Transocean, Ltd.                                      1,340,027     57,714,963
    Valero Energy Corp.                                   2,806,975    160,474,761
*   Weatherford International, Ltd.                       2,173,272     45,638,712
*   Whiting Petroleum Corp.                                 281,425     20,746,651
*   WPX Energy, Inc.                                         50,407      1,072,661
                                                                    --------------
Total Energy                                                         3,704,757,842
                                                                    --------------
Financials -- (22.0%)
    ACE, Ltd.                                                93,185      9,534,689
    Aflac, Inc.                                              14,310        897,523
*   Alleghany Corp.                                           1,128        460,201
    Allied World Assurance Co. Holdings AG                  185,434     19,969,387
    Allstate Corp. (The)                                    293,542     16,717,217
*   American Capital, Ltd.                                  802,500     12,029,475
    American Financial Group, Inc.                          487,279     28,471,712
    American International Group, Inc.                    6,143,899    326,425,354
    American National Insurance Co.                          70,112      7,881,290
#   Assurant, Inc.                                          386,198     26,033,607
    Assured Guaranty, Ltd.                                   76,092      1,819,360
    Axis Capital Holdings, Ltd.                             578,662     26,473,787

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                            SHARES       VALUE+
                                                          ---------- --------------
Financials -- (Continued)
    Bank of America Corp.                                 26,957,644 $  408,138,730
    Bank of New York Mellon Corp. (The)                    3,735,585    126,524,264
    BB&T Corp.                                               325,219     12,140,425
    Capital One Financial Corp.                            2,096,624    154,940,514
    Chubb Corp. (The)                                         41,343      3,806,863
    Cincinnati Financial Corp.                                16,670        812,496
    CIT Group, Inc.                                           19,151        824,451
    Citigroup, Inc.                                        7,932,413    380,041,907
    CME Group, Inc.                                        1,612,799    113,524,922
    CNA Financial Corp.                                      498,971     20,432,862
*   E*TRADE Financial Corp.                                   85,792      1,926,030
    Everest Re Group, Ltd.                                   157,323     24,861,754
    Fifth Third Bancorp                                      243,554      5,019,648
*   Genworth Financial, Inc. Class A                       2,374,310     42,381,433
    Goldman Sachs Group, Inc. (The)                          569,608     91,034,751
    Hartford Financial Services Group, Inc. (The)          2,344,221     84,087,207
    HCC Insurance Holdings, Inc.                               2,282        104,835
    Hudson City Bancorp, Inc.                                 71,664        713,773
    Huntington Bancshares, Inc.                              235,814      2,160,056
    JPMorgan Chase & Co.                                   9,265,436    518,679,107
    KeyCorp                                                   96,319      1,313,791
#   Legg Mason, Inc.                                         641,854     30,096,534
    Leucadia National Corp.                                  137,025      3,496,878
    Lincoln National Corp.                                 1,407,216     68,264,048
    Loews Corp.                                            2,035,540     89,502,694
#   M&T Bank Corp.                                             7,681        937,159
    MetLife, Inc.                                          4,300,949    225,154,680
    Morgan Stanley                                         6,887,527    213,031,210
#   NASDAQ OMX Group, Inc. (The)                             801,702     29,582,804
#   New York Community Bancorp, Inc.                          80,866      1,246,145
    Old Republic International Corp.                         632,434     10,473,107
    PartnerRe, Ltd.                                          193,939     20,441,171
#   People's United Financial, Inc.                          138,880      1,983,206
    PNC Financial Services Group, Inc. (The)                 355,317     29,860,841
    Principal Financial Group, Inc.                          130,706      6,122,269
    Protective Life Corp.                                      7,158        366,132
    Prudential Financial, Inc.                             1,944,264    156,863,220
    Regions Financial Corp.                                5,807,266     58,885,677
    Reinsurance Group of America, Inc.                       357,106     27,393,601
    State Street Corp.                                        43,801      2,827,793
    SunTrust Banks, Inc.                                   2,600,602     99,499,033
    Travelers Cos., Inc. (The)                               239,848     21,725,432
    Unum Group                                             1,374,339     45,655,542
    Validus Holdings, Ltd.                                   167,263      6,200,439
    Wells Fargo & Co.                                      1,770,826     87,903,803
    XL Group P.L.C.                                        1,434,888     44,983,739
#   Zions Bancorp.                                           754,482     21,819,619
                                                                     --------------
Total Financials                                                      3,774,500,197
                                                                     --------------
Health Care -- (9.3%)
    Aetna, Inc.                                            2,009,110    143,550,909
*   Bio-Rad Laboratories, Inc. Class A                         1,222        150,563

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                            SHARES       VALUE+
                                                          ---------- --------------
Health Care -- (Continued)
*   Boston Scientific Corp.                                6,629,529 $   83,598,361
*   CareFusion Corp.                                         907,569     35,449,645
    Cigna Corp.                                               67,632      5,413,265
*   Community Health Systems, Inc.                            12,853        487,000
*   Express Scripts Holding Co.                            3,072,578    204,572,243
*   Forest Laboratories, Inc.                                383,681     35,264,121
#*  Hologic, Inc.                                          1,211,606     25,425,552
    Humana, Inc.                                             707,042     77,597,860
#   Omnicare, Inc.                                           556,064     32,957,913
    Perrigo Co. P.L.C.                                        13,380      1,938,227
    Pfizer, Inc.                                          16,350,996    511,459,155
#   Teleflex, Inc.                                            91,713      9,362,980
    Thermo Fisher Scientific, Inc.                         1,947,634    222,030,276
    UnitedHealth Group, Inc.                                 667,282     50,072,841
    WellPoint, Inc.                                        1,674,297    168,568,222
                                                                     --------------
Total Health Care                                                     1,607,899,133
                                                                     --------------
Industrials -- (11.1%)
#   ADT Corp. (The)                                          686,732     20,766,776
    AGCO Corp.                                               279,803     15,585,027
#*  Avis Budget Group, Inc.                                   78,385      4,122,267
    CSX Corp.                                              5,604,703    158,164,719
    Eaton Corp. P.L.C.                                     2,273,922    165,177,694
#*  Engility Holdings, Inc.                                   31,860      1,390,370
    FedEx Corp.                                              828,737    112,915,416
    General Electric Co.                                  12,431,885    334,293,388
*   Genesee & Wyoming, Inc. Class A                            9,960        986,140
*   Hertz Global Holdings, Inc.                            1,345,507     38,306,584
*   Jacobs Engineering Group, Inc.                           175,921     10,150,642
#   Joy Global, Inc.                                          61,252      3,698,396
    KBR, Inc.                                                 76,803      1,948,492
#   Kennametal, Inc.                                           9,984        466,552
    L-3 Communications Holdings, Inc.                        413,892     47,750,720
    Manpowergroup, Inc.                                       17,135      1,393,761
    Norfolk Southern Corp.                                 1,681,939    158,993,694
    Northrop Grumman Corp.                                 1,364,645    165,818,014
    Oshkosh Corp.                                             36,950      2,051,094
    Owens Corning                                            579,048     23,654,111
    Pentair, Ltd.                                            496,227     36,864,704
*   Quanta Services, Inc.                                    554,686     19,569,322
    Regal-Beloit Corp.                                         6,550        489,482
    Republic Services, Inc.                                1,137,501     39,914,910
    Ryder System, Inc.                                        10,373        852,453
    Southwest Airlines Co.                                 3,905,821     94,403,694
    SPX Corp.                                                 22,870      2,329,081
    Stanley Black & Decker, Inc.                             596,088     51,197,998
    Trinity Industries, Inc.                                  60,075      4,509,229
#   Triumph Group, Inc.                                       29,704      1,925,116
    Union Pacific Corp.                                    1,891,022    360,107,319
#*  United Rentals, Inc.                                      73,167      6,865,260
#   URS Corp.                                                321,791     15,162,792

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                            SHARES       VALUE+
                                                          ---------- --------------
Industrials -- (Continued)
#*  WESCO International, Inc.                                 20,953 $    1,839,254
                                                                     --------------
Total Industrials                                                     1,903,664,471
                                                                     --------------
Information Technology -- (7.0%)
    Activision Blizzard, Inc.                              2,620,144     52,429,081
    Amdocs, Ltd.                                              17,878        831,863
*   Arrow Electronics, Inc.                                  568,882     32,284,054
    Avnet, Inc.                                              711,362     30,681,043
#*  Blackhawk Network Holdings, Inc. Class B                  32,213        741,865
    Broadcom Corp. Class A                                    19,195        591,398
*   Brocade Communications Systems, Inc.                      35,425        329,807
    Cisco Systems, Inc.                                      750,863     17,352,444
    Computer Sciences Corp.                                   13,000        769,340
    Corning, Inc.                                          5,762,032    120,484,089
    Fidelity National Information Services, Inc.           1,308,765     69,927,314
*   First Solar, Inc.                                        154,302     10,413,842
    Hewlett-Packard Co.                                    9,619,949    318,035,514
*   Ingram Micro, Inc. Class A                               725,997     19,572,879
    Intel Corp.                                            5,871,145    156,700,860
    Jabil Circuit, Inc.                                       21,310        367,811
*   Juniper Networks, Inc.                                   922,663     22,780,549
*   Lam Research Corp.                                       325,184     18,733,850
#   Leidos Holdings, Inc.                                     35,342      1,316,136
    Marvell Technology Group, Ltd.                           398,733      6,323,905
*   Micron Technology, Inc.                                3,654,213     95,448,044
#   NVIDIA Corp.                                             629,521     11,627,253
    Western Digital Corp.                                    564,843     49,779,614
    Xerox Corp.                                            5,691,007     68,804,275
*   Yahoo!, Inc.                                           2,644,444     95,067,762
                                                                     --------------
Total Information Technology                                          1,201,394,592
                                                                     --------------
Materials -- (3.2%)
    Alcoa, Inc.                                            5,353,379     72,110,015
    Ashland, Inc.                                            388,650     37,543,590
    Freeport-McMoRan Copper & Gold, Inc.                   4,647,012    159,717,802
    International Paper Co.                                2,043,676     95,337,485
#   MeadWestvaco Corp.                                       841,379     32,872,678
    Mosaic Co. (The)                                         407,332     20,382,893
    Newmont Mining Corp.                                     381,443      9,471,230
    Nucor Corp.                                              710,746     36,781,106
    Reliance Steel & Aluminum Co.                            359,269     25,443,431
    Rock-Tenn Co. Class A                                    104,397      9,981,397
    Steel Dynamics, Inc.                                     893,527     16,324,738
#   United States Steel Corp.                                 89,096      2,318,278
    Vulcan Materials Co.                                     576,239     37,184,703
                                                                     --------------
Total Materials                                                         555,469,346
                                                                     --------------
Telecommunication Services -- (4.0%)
    AT&T, Inc.                                            15,116,213    539,648,804
#   CenturyLink, Inc.                                      2,353,137     82,148,013
#   Frontier Communications Corp.                          2,036,486     12,117,092

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                            SHARES        VALUE+
                                                           ---------- ---------------
Telecommunication Services -- (Continued)
#*   Sprint Corp.                                           2,491,629 $    21,178,846
     T-Mobile US, Inc.                                        726,568      21,281,177
     Telephone & Data Systems, Inc.                           104,633       2,844,971
#    United States Cellular Corp.                             261,250      10,852,325
#    Windstream Holdings, Inc.                                331,755       3,009,018
                                                                      ---------------
Total Telecommunication Services                                          693,080,246
                                                                      ---------------
Utilities -- (0.3%)
     NRG Energy, Inc.                                       1,581,268      51,739,089
     UGI Corp.                                                 61,277       2,861,023
                                                                      ---------------
Total Utilities                                                            54,600,112
                                                                      ---------------
TOTAL COMMON STOCKS                                                    16,668,644,297
                                                                      ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
     State Street Institutional Liquid Reserves, 0.074%    69,498,079      69,498,079
                                                                      ---------------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                             (000)
                                                           ----------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@ DFA Short Term Investment Fund                        38,162,068     441,535,131
                                                                      ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $10,925,873,386)                  $17,179,677,507
                                                                      ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary       $ 1,991,070,293           --   --    $ 1,991,070,293
   Consumer Staples               1,182,208,065           --   --      1,182,208,065
   Energy                         3,704,757,842           --   --      3,704,757,842
   Financials                     3,774,500,197           --   --      3,774,500,197
   Health Care                    1,607,899,133           --   --      1,607,899,133
   Industrials                    1,903,664,471           --   --      1,903,664,471
   Information Technology         1,201,394,592           --   --      1,201,394,592
   Materials                        555,469,346           --   --        555,469,346
   Telecommunication Services       693,080,246           --   --        693,080,246
   Utilities                         54,600,112           --   --         54,600,112
Temporary Cash Investments           69,498,079           --   --         69,498,079
Securities Lending Collateral                -- $441,535,131   --        441,535,131
                                --------------- ------------   --    ---------------
TOTAL                           $16,738,142,376 $441,535,131   --    $17,179,677,507
                                =============== ============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2014
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- ------------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (4.6%)
#*  Alumina, Ltd.                                         4,595,906 $  5,773,124
*   Alumina, Ltd. Sponsored ADR                             172,484      855,521
    AMP, Ltd.                                               290,545    1,367,351
    Asciano, Ltd.                                         3,701,696   18,680,169
#   Bank of Queensland, Ltd.                                762,068    8,712,363
    Bendigo and Adelaide Bank, Ltd.                         989,346   10,603,436
*   BlueScope Steel, Ltd.                                   855,334    5,171,168
#   Boral, Ltd.                                           1,960,080   10,402,480
    Caltex Australia, Ltd.                                   18,966      393,703
    Downer EDI, Ltd.                                        337,397    1,575,075
    Echo Entertainment Group, Ltd.                        1,832,302    4,819,299
    GrainCorp, Ltd. Class A                                 367,914    3,034,353
#   Harvey Norman Holdings, Ltd.                          1,068,950    3,271,466
    Incitec Pivot, Ltd.                                   4,514,071   12,116,981
#   Leighton Holdings, Ltd.                                  96,754    1,720,498
    Lend Lease Group                                        869,454   10,508,212
    Macquarie Group, Ltd.                                   729,865   39,322,116
#   Metcash, Ltd.                                           579,881    1,498,020
    National Australia Bank, Ltd.                           178,885    5,890,213
#   New Hope Corp., Ltd.                                     69,375      201,629
#*  Newcrest Mining, Ltd.                                 1,061,347   10,351,508
    Origin Energy, Ltd.                                   2,782,880   38,659,472
    Primary Health Care, Ltd.                               701,130    3,064,448
#*  Qantas Airways, Ltd.                                  3,295,675    3,748,942
    QBE Insurance Group, Ltd.                               935,240   10,093,703
#   Rio Tinto, Ltd.                                         120,548    6,951,906
    Santos, Ltd.                                          4,099,271   52,558,232
    Seven Group Holdings, Ltd.                              361,999    2,772,925
    Seven West Media, Ltd.                                   46,084       80,073
#*  Sims Metal Management, Ltd.                             209,772    1,918,509
*   Sims Metal Management, Ltd. Sponsored ADR               124,013    1,118,597
    Suncorp Group, Ltd.                                   3,736,013   45,370,824
    Tabcorp Holdings, Ltd.                                2,076,000    7,194,711
    Tatts Group, Ltd.                                     3,911,620   11,001,721
    Toll Holdings, Ltd.                                   2,149,986   10,605,009
#   Treasury Wine Estates, Ltd.                           1,372,955    4,889,549
    Washington H Soul Pattinson & Co., Ltd.                  87,756    1,208,637
    Wesfarmers, Ltd.                                      2,586,337  102,933,877
    Woodside Petroleum, Ltd.                                423,192   16,086,002
#   WorleyParsons, Ltd.                                      38,859      609,369
                                                                    ------------
TOTAL AUSTRALIA                                                      477,135,191
                                                                    ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG                                     372,952   12,540,267
    OMV AG                                                   28,060    1,311,929
    Raiffeisen Bank International AG                         57,158    1,806,796
                                                                    ------------
TOTAL AUSTRIA                                                         15,658,992
                                                                    ------------
BELGIUM -- (1.2%)
    Ageas                                                   517,258   22,260,572

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
BELGIUM -- (Continued)
#   Belgacom SA                                              93,033 $  2,847,510
#   Delhaize Group SA                                       235,124   17,508,100
    Delhaize Group SA Sponsored ADR                         211,600    3,952,688
    KBC Groep NV                                            447,959   27,335,740
    Solvay SA                                               187,574   30,397,313
#   UCB SA                                                  292,847   24,021,241
                                                                    ------------
TOTAL BELGIUM                                                        128,323,164
                                                                    ------------
CANADA -- (8.0%)
    Bank of Montreal                                        101,569    7,002,167
    Barrick Gold Corp.                                    2,020,445   35,297,174
#   Bell Aliant, Inc.                                        62,911    1,549,744
#*  BlackBerry, Ltd.(09228F103)                             477,288    3,656,026
#*  BlackBerry, Ltd.(BCBHZ31)                               435,600    3,326,465
#   Bonavista Energy Corp.                                   22,016      345,893
    Cameco Corp.(13321L108)                                 112,600    2,397,254
    Cameco Corp.(2166160)                                   506,586   10,782,949
    Canadian Natural Resources, Ltd.(136385101)             736,891   30,043,046
#   Canadian Natural Resources, Ltd.(2171573)             1,849,320   75,352,978
#   Canadian Tire Corp., Ltd. Class A                       239,571   23,529,783
#   Crescent Point Energy Corp.                             362,740   14,757,152
#   Eldorado Gold Corp.(284902103)                          109,318      666,840
    Eldorado Gold Corp.(2307873)                            175,726    1,070,982
    Empire Co., Ltd.                                         65,500    4,143,164
#   Enerplus Corp.                                          407,098    9,029,289
    Ensign Energy Services, Inc.                            452,198    7,116,843
    Fairfax Financial Holdings, Ltd.                         54,622   23,816,298
#   First Quantum Minerals, Ltd.                            966,542   19,250,588
#   Genworth MI Canada, Inc.                                 85,424    2,996,718
    George Weston, Ltd.                                      34,410    2,592,562
    Goldcorp, Inc.(2676302)                               1,686,234   41,646,234
    Goldcorp, Inc.(380956409)                                23,874      590,165
#   Husky Energy, Inc.                                      846,066   27,650,275
    IAMGOLD Corp.(450913108)                                573,940    2,003,051
    IAMGOLD Corp.(2446646)                                  231,424      806,569
    Industrial Alliance Insurance & Financial Services,
    Inc.                                                    168,485    6,955,838
    Kinross Gold Corp.                                    3,868,295   15,705,408
#   Loblaw Cos., Ltd.                                       221,495    9,629,339
#*  Lundin Mining Corp.                                     737,610    3,768,638
    Magna International, Inc.                               295,060   28,907,023
    Manulife Financial Corp.                              3,287,435   61,726,575
*   MEG Energy Corp.                                         52,780    1,900,186
*   New Gold, Inc.                                           25,030      126,514
*   Osisko Mining Corp.                                       6,000       42,972
#   Pacific Rubiales Energy Corp.                           425,026    6,937,380
    Pan American Silver Corp.(697900108)                    118,576    1,536,745
    Pan American Silver Corp.(2669272)                      131,923    1,709,143
#   Pengrowth Energy Corp.                                  699,668    4,545,081
#   Penn West Petroleum, Ltd.                             1,034,275    9,351,458
    Precision Drilling Corp.                                763,106    9,921,318
#   Sun Life Financial, Inc.                              1,292,577   43,752,207
    Suncor Energy, Inc.(B3NB1P2)                          3,750,370  144,670,082

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
CANADA -- (Continued)
    Suncor Energy, Inc.(867224107)                           51,781 $  1,998,747
    Talisman Energy, Inc.                                 3,003,838   31,051,033
    Teck Resources, Ltd. Class A                              4,115       98,327
#   Teck Resources, Ltd. Class B                          1,483,730   33,815,588
#   Thomson Reuters Corp.                                 1,234,938   44,696,857
#   TransAlta Corp.                                         616,481    7,531,299
    Trican Well Service, Ltd.                                 6,065       86,876
#*  Turquoise Hill Resources, Ltd.(900435108)               127,382      496,790
#*  Turquoise Hill Resources, Ltd.(B7WJ1F5)                 273,114    1,061,508
    West Fraser Timber Co., Ltd.                             50,666    2,265,074
    Westjet Airlines, Ltd.                                    1,000       22,773
    Yamana Gold, Inc.                                     1,425,140   10,675,060
                                                                    ------------
TOTAL CANADA                                                         836,406,048
                                                                    ------------
DENMARK -- (1.6%)
    AP Moeller - Maersk A.S. Class A                          4,500   10,223,400
    AP Moeller - Maersk A.S. Class B                         19,275   46,014,397
    Carlsberg A.S. Class B                                  334,440   33,454,818
    Danske Bank A.S.                                      1,629,867   46,114,182
#   FLSmidth & Co. A.S.                                      23,118    1,237,682
    H Lundbeck A.S.                                         135,698    3,954,912
    Rockwool International A.S. Class B                       1,188      229,157
    TDC A.S.                                              1,531,086   14,378,243
*   Vestas Wind Systems A.S.                                169,081    7,509,069
                                                                    ------------
TOTAL DENMARK                                                        163,115,860
                                                                    ------------
FINLAND -- (0.9%)
#   Fortum Oyj                                              927,640   20,957,319
    Kesko Oyj Class A                                           662       26,444
    Kesko Oyj Class B                                       138,917    5,686,240
#   Neste Oil Oyj                                           110,779    2,278,251
*   Nokia Oyj                                             3,232,344   24,202,402
    Stora Enso Oyj Class R                                1,455,180   14,859,732
#   Stora Enso Oyj Sponsored ADR                             91,500      924,150
    UPM-Kymmene Oyj                                       1,403,467   24,580,035
    UPM-Kymmene Oyj Sponsored ADR                            69,300    1,204,434
                                                                    ------------
TOTAL FINLAND                                                         94,719,007
                                                                    ------------
FRANCE -- (9.5%)
    AXA SA                                                4,004,754  104,508,095
    AXA SA Sponsored ADR                                    140,900    3,536,590
    BNP Paribas SA                                        1,975,744  148,466,225
    Bollore SA(4572709)                                      20,798   13,255,812
*   Bollore SA(BDGTH22)                                          99       61,121
#   Bouygues SA                                             397,462   17,902,047
    Cap Gemini SA                                           213,324   15,072,127
    Casino Guichard Perrachon SA                            143,857   18,330,720
*   CGG SA                                                   89,108    1,541,728
#*  CGG SA Sponsored ADR                                    136,689    2,351,051
    Cie de St-Gobain                                      1,078,023   66,045,558
    Cie Generale des Etablissements Michelin                166,102   20,369,214

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
FRANCE -- (Continued)
    CNP Assurances                                          345,489 $  7,970,273
*   Credit Agricole SA                                    2,838,495   44,787,040
    Eiffage SA                                               25,808    1,950,878
    Electricite de France SA                                498,285   19,134,596
#   GDF Suez                                              3,247,971   81,859,990
    Groupe Eurotunnel SA                                    627,332    8,421,813
    Lafarge SA                                              505,082   46,214,412
    Lagardere SCA                                           221,491    9,282,805
    Natixis                                               2,034,211   14,440,161
    Orange SA                                             3,875,091   62,781,400
#*  Peugeot SA                                              159,012    2,813,391
    Renault SA                                              740,603   72,408,643
    Rexel SA                                                288,486    7,283,371
    SCOR SE                                                  72,412    2,649,755
    Societe Generale SA                                   1,296,228   80,725,428
    STMicroelectronics NV                                 1,542,301   14,707,677
    Vallourec SA                                            119,253    7,047,314
    Vivendi SA                                            3,686,124   99,034,179
                                                                    ------------
TOTAL FRANCE                                                         994,953,414
                                                                    ------------
GERMANY -- (7.4%)
#   Allianz SE                                              518,031   90,152,856
    Allianz SE ADR                                        2,811,910   49,067,830
    Bayerische Motoren Werke AG                             683,720   85,946,981
    Celesio AG                                              108,168    3,759,308
*   Commerzbank AG                                        1,293,711   23,068,364
    Daimler AG                                            2,088,586  194,445,529
    Deutsche Bank AG(5750355)                             1,058,443   46,619,620
#   Deutsche Bank AG(D18190898)                             464,576   20,455,281
#   Deutsche Lufthansa AG                                   475,764   11,947,777
#   Deutsche Telekom AG Sponsored ADR                       442,166    7,406,281
#   E.ON SE                                               3,638,090   69,687,054
    Fraport AG Frankfurt Airport Services Worldwide          37,336    2,761,261
#   HeidelbergCement AG                                     243,824   21,185,401
#   K+S AG                                                   82,279    2,883,065
*   Metro AG                                                 47,914    1,919,614
#   Muenchener Rueckversicherungs AG                        297,828   68,845,597
    RWE AG                                                1,358,567   51,844,377
    Volkswagen AG                                            62,518   16,764,107
                                                                    ------------
TOTAL GERMANY                                                        768,760,303
                                                                    ------------
HONG KONG -- (1.9%)
    Cathay Pacific Airways, Ltd.                          2,931,001    5,546,838
    Cheung Kong Holdings, Ltd.                              750,000   12,788,618
*   FIH Mobile, Ltd.                                      1,931,000    1,043,005
    Great Eagle Holdings, Ltd.                              794,324    2,836,916
    Hang Lung Group, Ltd.                                   150,000      814,614
    Henderson Land Development Co., Ltd.                  3,725,616   22,366,123
#   Hongkong & Shanghai Hotels (The)                      1,903,131    2,783,222
    Hopewell Holdings, Ltd.                               1,244,169    4,282,738
    Hutchison Whampoa, Ltd.                               5,076,000   69,640,150
*   Kerry Logistics Network, Ltd.                           325,000      478,223

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
HONG KONG -- (Continued)
    Kerry Properties, Ltd.                                   866,500 $  2,864,603
    MTR Corp., Ltd.                                          456,500    1,730,953
    New World Development Co., Ltd.                       14,811,625   15,343,288
    NWS Holdings, Ltd.                                       109,395      186,478
    Orient Overseas International, Ltd.                      488,000    2,334,437
    Shangri-La Asia, Ltd.                                    454,000      744,952
    Sino Land Co., Ltd.                                    1,597,872    2,395,991
    Sun Hung Kai Properties, Ltd.                            869,920   11,004,788
    Swire Pacific, Ltd. Class A                              362,000    4,178,583
    Swire Pacific, Ltd. Class B                               42,500       94,363
    Wharf Holdings, Ltd.                                   3,665,990   25,806,822
    Wheelock & Co., Ltd.                                   3,493,000   14,462,997
                                                                     ------------
TOTAL HONG KONG                                                       203,728,702
                                                                     ------------
IRELAND -- (0.2%)
*   Bank of Ireland                                        9,889,009    3,861,178
    CRH P.L.C.                                               295,666    8,607,890
    CRH P.L.C. Sponsored ADR                                 215,216    6,301,524
                                                                     ------------
TOTAL IRELAND                                                          18,770,592
                                                                     ------------
ISRAEL -- (0.3%)
#   Bank Hapoalim BM                                       3,220,797   18,194,258
*   Bank Leumi Le-Israel BM                                3,143,915   12,301,422
*   Israel Discount Bank, Ltd. Class A                       427,704      764,712
    Migdal Insurance & Financial Holding, Ltd.                10,788       17,671
    Mizrahi Tefahot Bank, Ltd.                                99,634    1,331,893
                                                                     ------------
TOTAL ISRAEL                                                           32,609,956
                                                                     ------------
ITALY -- (1.6%)
#*  Banca Monte dei Paschi di Siena SpA                   12,934,984    4,323,140
*   Banco Popolare SC                                        570,354   11,787,163
*   Finmeccanica SpA                                         769,930    7,125,266
    Intesa Sanpaolo SpA                                   10,630,153   36,376,691
#*  Telecom Italia SpA                                     9,373,960   12,045,802
    Telecom Italia SpA Sponsored ADR                       1,874,500   24,068,580
    UniCredit SpA                                          6,290,570   56,361,264
    Unione di Banche Italiane SCPA                         1,854,721   17,704,224
                                                                     ------------
TOTAL ITALY                                                           169,792,130
                                                                     ------------
JAPAN -- (18.3%)
    77 Bank, Ltd. (The)                                      737,372    3,328,885
#   Aeon Co., Ltd.                                         2,444,200   28,229,586
    Aisin Seiki Co., Ltd.                                    421,200   14,884,943
    Alfresa Holdings Corp.                                    89,400    5,565,761
    Amada Co., Ltd.                                          821,000    5,937,633
    Aoyama Trading Co., Ltd.                                  20,400      506,225
    Asahi Glass Co., Ltd.                                  3,971,000   22,513,110
    Asahi Kasei Corp.                                      4,731,000   32,165,111
    Asatsu-DK, Inc.                                           17,500      395,876
    Autobacs Seven Co., Ltd.                                 214,800    3,323,199
    Awa Bank, Ltd. (The)                                      65,600      351,278

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Azbil Corp.                                              23,600 $   535,547
    Bank of Kyoto, Ltd. (The)                               709,400   5,780,221
    Bank of Yokohama, Ltd. (The)                          1,939,000   9,745,599
#   Brother Industries, Ltd.                                194,500   2,720,564
#   Canon Marketing Japan, Inc.                             124,900   2,011,588
    Chiba Bank, Ltd. (The)                                1,189,000   7,557,772
    Chugoku Bank, Ltd. (The)                                391,800   5,193,839
    Citizen Holdings Co., Ltd.                              601,600   4,418,097
    Coca-Cola West Co., Ltd.                                153,707   2,675,133
    COMSYS Holdings Corp.                                   207,400   3,400,125
    Cosmo Oil Co., Ltd.                                   1,287,364   2,408,298
    Dai Nippon Printing Co., Ltd.                         1,815,000  16,348,348
    Dai-ichi Life Insurance Co., Ltd. (The)                 335,200   4,644,780
    Daicel Corp.                                            575,000   4,815,499
#   Daido Steel Co., Ltd.                                   594,000   2,904,292
    Denki Kagaku Kogyo K.K.                                 992,000   3,290,004
    Fuji Media Holdings, Inc.                               112,800   1,900,400
    FUJIFILM Holdings Corp.                               1,327,000  34,279,167
    Fukuoka Financial Group, Inc.                         1,800,000   7,351,211
#   Fukuyama Transporting Co., Ltd.                          85,000     497,435
#   Furukawa Electric Co., Ltd.                             633,000   1,425,174
    Glory, Ltd.                                             126,700   3,277,906
    Gunma Bank, Ltd. (The)                                  921,397   4,897,479
    H2O Retailing Corp.                                     269,000   2,030,019
    Hachijuni Bank, Ltd. (The)                              993,231   5,429,926
    Hakuhodo DY Holdings, Inc.                              452,000   3,506,236
    Hankyu Hanshin Holdings, Inc.                         1,858,000  10,182,904
    Higo Bank, Ltd. (The)                                   282,000   1,449,432
    Hiroshima Bank, Ltd. (The)                              624,000   2,567,284
    Hitachi Capital Corp.                                    47,000   1,158,429
    Hitachi Chemical Co., Ltd.                              191,100   2,811,395
#   Hitachi Construction Machinery Co., Ltd.                155,900   2,892,966
    Hitachi High-Technologies Corp.                         139,900   3,200,363
    Hitachi Transport System, Ltd.                          105,000   1,611,210
    Hokuhoku Financial Group, Inc.                        2,620,000   5,055,915
#   House Foods Group, Inc.                                 148,300   2,467,741
    Ibiden Co., Ltd.                                        344,300   6,214,656
    Idemitsu Kosan Co., Ltd.                                243,896   5,393,398
    Inpex Corp.                                           1,335,200  19,471,761
#   Isetan Mitsukoshi Holdings, Ltd.                        884,200  11,003,040
    ITOCHU Corp.                                          3,579,600  40,126,565
    Iyo Bank, Ltd. (The)                                    551,000   4,954,056
    J Front Retailing Co., Ltd.                           1,455,000   9,248,768
    JFE Holdings, Inc.                                    1,259,700  23,280,837
    Joyo Bank, Ltd. (The)                                 1,376,000   6,697,123
    JTEKT Corp.                                             365,200   5,328,446
    JX Holdings, Inc.                                     6,192,133  32,173,078
#   K's Holdings Corp.                                       41,100   1,192,737
    Kagoshima Bank, Ltd. (The)                              358,143   2,236,996
#   Kajima Corp.                                          1,900,000   7,234,259
#   Kamigumi Co., Ltd.                                      540,000   5,147,447
    Kaneka Corp.                                            790,542   4,636,779

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
JAPAN -- (Continued)
    Kawasaki Kisen Kaisha, Ltd.                            2,648,000 $  5,317,039
    Keiyo Bank, Ltd. (The)                                   418,000    1,839,862
    Kewpie Corp.                                              47,400      681,826
    Kinden Corp.                                             207,000    1,905,706
    Kobe Steel, Ltd.                                       9,305,000   12,214,301
    Konica Minolta, Inc.                                   1,634,700   15,232,338
    Kuraray Co., Ltd.                                      1,060,900   11,928,509
#   Kurita Water Industries, Ltd.                             13,500      284,311
    Kyocera Corp.                                            818,800   38,508,074
    Kyocera Corp. Sponsored ADR                               27,200    1,282,208
    Kyowa Hakko Kirin Co., Ltd.                              571,000    6,502,388
    Lintec Corp.                                               5,100       94,830
    LIXIL Group Corp.                                        201,900    5,350,334
    Mabuchi Motor Co., Ltd.                                   20,400    1,396,923
    Maeda Road Construction Co., Ltd.                         36,000      558,201
#   Marubeni Corp.                                         3,990,000   26,662,826
    Marui Group Co., Ltd.                                    542,642    4,820,083
    Maruichi Steel Tube, Ltd.                                 74,700    1,894,857
    Matsumotokiyoshi Holdings Co., Ltd.                        5,000      147,547
    Medipal Holdings Corp.                                   339,800    4,779,441
    MEIJI Holdings Co., Ltd.                                 102,195    6,271,383
    Mitsubishi Chemical Holdings Corp.                     5,501,500   22,017,152
    Mitsubishi Corp.                                       3,482,500   62,362,177
#   Mitsubishi Gas Chemical Co., Inc.                        948,000    5,473,266
#   Mitsubishi Logistics Corp.                               220,000    3,156,333
    Mitsubishi Materials Corp.                             3,761,000   10,908,907
    Mitsubishi Tanabe Pharma Corp.                           465,600    6,384,436
    Mitsubishi UFJ Financial Group, Inc.                  24,653,206  131,142,580
#   Mitsubishi UFJ Financial Group, Inc. ADR               4,781,372   25,580,340
    Mitsui & Co., Ltd.                                     4,220,700   59,859,529
    Mitsui & Co., Ltd. Sponsored ADR                          11,723    3,312,920
#   Mitsui Chemicals, Inc.                                 1,861,800    4,536,789
    Mitsui Engineering & Shipbuilding Co., Ltd.              651,000    1,263,089
    Mitsui Mining & Smelting Co., Ltd.                        69,030      171,170
    Mitsui OSK Lines, Ltd.                                 3,290,000   10,975,658
    Mizuho Financial Group, Inc.                          42,833,200   83,893,411
    Mizuho Financial Group, Inc. ADR                         205,757      804,510
    MS&AD Insurance Group Holdings                           915,353   20,533,331
    Nagase & Co., Ltd.                                       235,889    2,890,370
    Nanto Bank, Ltd. (The)                                   319,000    1,197,329
    NEC Corp.                                             10,253,101   28,841,930
    NHK Spring Co., Ltd.                                      66,800      604,666
    Nippo Corp.                                              117,000    1,787,701
    Nippon Electric Glass Co., Ltd.                          864,000    4,226,617
    Nippon Express Co., Ltd.                               2,172,238   10,268,853
    Nippon Meat Packers, Inc.                                429,536    7,444,449
#   Nippon Paper Industries Co., Ltd.                        287,500    5,254,265
    Nippon Shokubai Co., Ltd.                                266,000    3,069,181
    Nippon Steel & Sumitomo Metal Corp.                   19,029,940   49,927,655
    Nippon Television Holdings, Inc.                          72,400    1,079,304
#   Nippon Yusen K.K.                                      5,752,000   15,590,924
    Nishi-Nippon City Bank, Ltd. (The)                     1,412,569    3,213,024

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nissan Motor Co., Ltd.                                5,592,800 $48,258,010
    Nissan Shatai Co., Ltd.                                  11,500     175,198
#   Nisshin Seifun Group, Inc.                              464,199   5,400,761
    Nisshin Steel Co., Ltd.                                 143,100   1,469,694
    Nisshinbo Holdings, Inc.                                305,000   2,613,018
    NKSJ Holdings, Inc.                                     296,400   7,394,835
    NOK Corp.                                               212,020   3,466,270
*   NTN Corp.                                             1,546,000   5,291,062
#   NTT DOCOMO, Inc.                                      3,091,700  49,314,290
#   NTT DOCOMO, Inc. Sponsored ADR                            6,118      97,766
#   Obayashi Corp.                                        1,650,682  10,658,275
    Oji Holdings Corp.                                    2,787,000  11,709,551
#   Onward Holdings Co., Ltd.                               278,000   1,869,849
    Otsuka Holdings Co., Ltd.                               148,700   4,283,716
#   Pola Orbis Holdings, Inc.                                49,300   1,929,387
    Rengo Co., Ltd.                                         421,000   1,881,330
    Resona Holdings, Inc.                                 3,227,600  16,502,722
    Ricoh Co., Ltd.                                       2,859,100  32,945,604
    Rohm Co., Ltd.                                          233,700  11,175,972
    Sankyo Co., Ltd.                                         82,500   3,299,258
#   SBI Holdings, Inc.                                      399,300   4,566,370
    Seino Holdings Co., Ltd.                                315,000   3,113,376
    Sekisui Chemical Co., Ltd.                              125,000   1,266,775
    Sekisui House, Ltd.                                   1,499,800  18,002,995
    Shiga Bank, Ltd. (The)                                  451,185   2,467,199
    Shimizu Corp.                                         1,371,000   7,771,703
    Shizuoka Bank, Ltd. (The)                             1,051,000  10,042,310
#   Showa Denko K.K.                                      4,216,000   5,617,627
    Showa Shell Sekiyu K.K.                                 366,900   3,721,985
    SKY Perfect JSAT Holdings, Inc.                         358,300   1,926,625
    Sohgo Security Services Co., Ltd.                       101,200   2,145,543
    Sojitz Corp.                                          2,718,800   4,287,055
#   Sony Corp.                                              975,200  17,120,209
#   Sony Corp. Sponsored ADR                              1,801,665  31,781,371
    Sumitomo Bakelite Co., Ltd.                             347,000   1,321,536
    Sumitomo Chemical Co., Ltd.                           6,068,000  22,764,970
    Sumitomo Corp.                                        3,241,900  42,081,429
    Sumitomo Electric Industries, Ltd.                    2,606,700  36,079,787
#   Sumitomo Forestry Co., Ltd.                             343,000   3,488,574
#   Sumitomo Heavy Industries, Ltd.                       1,272,000   5,412,230
    Sumitomo Metal Mining Co., Ltd.                       1,441,000  21,765,603
    Sumitomo Mitsui Financial Group, Inc.                 1,688,300  66,739,011
    Sumitomo Mitsui Trust Holdings, Inc.                  1,987,629   8,190,419
    Sumitomo Osaka Cement Co., Ltd.                         196,000     779,516
    Sumitomo Rubber Industries, Ltd.                        162,700   2,261,182
    Suzuken Co., Ltd.                                       149,300   5,381,534
    Suzuki Motor Corp.                                      774,300  19,976,987
    T&D Holdings, Inc.                                    1,060,400  12,657,244
    Taisho Pharmaceutical Holdings Co., Ltd.                 49,199   3,626,340
    Taiyo Nippon Sanso Corp.                                 28,000     223,181
    Takashimaya Co., Ltd.                                   639,634   6,060,017
    Takata Corp.                                              1,900      44,768

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES      VALUE++
                                                          --------- --------------
JAPAN -- (Continued)
    TDK Corp.                                               487,600 $   20,791,981
    Teijin, Ltd.                                          3,063,450      7,530,119
#   Toho Holdings Co., Ltd.                                  12,800        258,026
    Tokai Rika Co., Ltd.                                     97,100      1,687,521
    Tokio Marine Holdings, Inc.                              15,400        453,775
    Tokyo Broadcasting System Holdings, Inc.                 85,300        926,617
#   Toppan Printing Co., Ltd.                             1,344,000      9,230,390
    Toshiba TEC Corp.                                        36,000        234,527
    Tosoh Corp.                                           1,275,000      4,865,278
    Toyo Seikan Group Holdings, Ltd.                        365,849      5,440,861
    Toyobo Co., Ltd.                                        664,000      1,072,262
    Toyoda Gosei Co., Ltd.                                   95,300      1,755,981
#   Toyota Boshoku Corp.                                     30,300        313,222
#   Toyota Tsusho Corp.                                     675,100     17,781,598
    Ube Industries, Ltd.                                  2,998,000      5,079,258
#   UNY Group Holdings Co., Ltd.                            393,050      2,536,571
    Ushio, Inc.                                              44,200        577,324
    Wacoal Holdings Corp.                                   179,000      1,765,700
#   Yamada Denki Co., Ltd.                                1,608,100      5,941,079
#   Yamaguchi Financial Group, Inc.                         492,148      4,538,493
    Yamaha Corp.                                            355,900      4,768,585
    Yamato Kogyo Co., Ltd.                                   86,600      2,497,389
    Yamazaki Baking Co., Ltd.                               263,000      3,213,417
                                                                    --------------
TOTAL JAPAN                                                          1,909,110,717
                                                                    --------------
NETHERLANDS -- (3.2%)
    Aegon NV                                              3,908,207     35,824,227
    Akzo Nobel NV                                           442,754     34,119,542
#   ArcelorMittal(B03XPL1)                                3,159,312     51,374,315
#   ArcelorMittal(B295F26)                                  553,547      8,995,139
*   ING Groep NV                                          6,479,202     92,619,251
#*  ING Groep NV Sponsored ADR                            1,297,167     18,549,488
    Koninklijke Ahold NV                                  1,258,998     24,338,805
    Koninklijke Boskalis Westminster NV                      22,312      1,264,570
    Koninklijke DSM NV                                      466,014     33,463,425
*   Koninklijke KPN NV                                      601,748      2,137,931
    Koninklijke Philips NV                                1,120,476     35,869,966
    TNT Express NV                                           72,118        649,894
                                                                    --------------
TOTAL NETHERLANDS                                                      339,206,553
                                                                    --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.                    297,563      1,019,131
    Contact Energy, Ltd.                                  1,292,916      6,350,743
    Fletcher Building, Ltd.                                  83,384        709,041
                                                                    --------------
TOTAL NEW ZEALAND                                                        8,078,915
                                                                    --------------
NORWAY -- (0.7%)
#   Aker ASA Class A                                         68,150      2,308,416
#   DNB ASA                                               1,551,198     27,495,788
#   Norsk Hydro ASA                                       3,357,025     18,004,372
#   Norsk Hydro ASA Sponsored ADR                            59,900        322,262

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
NORWAY -- (Continued)
#   Orkla ASA                                                361,613 $  2,990,752
    Stolt-Nielsen, Ltd.                                        8,425      227,790
*   Storebrand ASA                                         1,082,306    6,075,377
    Subsea 7 SA                                              590,207   11,818,457
#   Wilh Wilhelmsen Holding ASA Class A                          212        6,726
#   Yara International ASA                                    19,098      902,790
                                                                     ------------
TOTAL NORWAY                                                           70,152,730
                                                                     ------------
PORTUGAL -- (0.1%)
#*  Banco Espirito Santo SA                                2,631,973    4,665,259
*   EDP Renovaveis SA                                        517,656    3,549,897
                                                                     ------------
TOTAL PORTUGAL                                                          8,215,156
                                                                     ------------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.                                       9,878,000   25,280,518
#   CapitaMalls Asia, Ltd.                                 1,267,000    2,232,549
    City Developments, Ltd.                                  179,000    1,550,857
    DBS Group Holdings, Ltd.                               1,172,308   15,881,446
    Golden Agri-Resources, Ltd.                           13,990,000    6,824,803
    Hutchison Port Holdings Trust                          4,848,000    3,299,340
    Keppel Land, Ltd.                                      1,214,000    3,358,465
#*  Neptune Orient Lines, Ltd.                             1,246,004    1,010,600
    Noble Group, Ltd.                                     10,011,000   10,308,120
#   Olam International, Ltd.                               2,567,000    4,580,599
#   OUE Hospitality Trust                                     67,498       46,852
#   OUE, Ltd.                                                405,000      734,302
    Singapore Airlines, Ltd.                               1,933,600   16,030,374
    United Industrial Corp., Ltd.                          2,152,000    5,755,030
    UOL Group, Ltd.                                        1,376,600    7,067,800
    Venture Corp., Ltd.                                      307,000    1,880,422
    Wheelock Properties Singapore, Ltd.                      861,000    1,291,083
    Wilmar International, Ltd.                             4,154,000   11,289,798
                                                                     ------------
TOTAL SINGAPORE                                                       118,422,958
                                                                     ------------
SPAIN -- (2.6%)
#   Acciona SA                                               101,533    8,259,282
#   Banco de Sabadell SA                                   5,355,403   18,220,588
    Banco Popular Espanol SA                               3,458,143   25,482,786
    Banco Santander SA                                     8,200,002   81,554,496
#   Banco Santander SA Sponsored ADR                       1,541,029   15,348,649
#   CaixaBank SA                                           3,079,847   18,770,826
    Iberdrola SA                                           9,376,631   65,500,776
    Repsol SA                                              1,248,100   33,604,404
                                                                     ------------
TOTAL SPAIN                                                           266,741,807
                                                                     ------------
SWEDEN -- (2.9%)
#   Boliden AB                                               612,180    9,349,391
    Holmen AB Class A                                          5,283      186,143
    Meda AB Class A                                          280,396    5,040,101
    Nordea Bank AB                                         5,366,449   77,763,053
    Skandinaviska Enskilda Banken AB Class A               3,481,813   48,093,995

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SWEDEN -- (Continued)
#   Skandinaviska Enskilda Banken AB Class C                 16,918 $    230,116
#*  SSAB AB Class A                                          51,620      450,684
    Svenska Cellulosa AB Class A                             66,476    1,859,037
    Svenska Cellulosa AB Class B                          1,348,669   37,915,170
    Svenska Handelsbanken AB Class A                         32,796    1,649,637
    Svenska Handelsbanken AB Class B                            252       12,303
    Swedbank AB Class A                                     674,237   18,043,872
    Tele2 AB Class B                                        127,737    1,632,365
    Telefonaktiebolaget LM Ericsson Class A                  28,098      323,887
    Telefonaktiebolaget LM Ericsson Class B               4,713,081   56,832,490
#   Telefonaktiebolaget LM Ericsson Sponsored ADR           952,162   11,416,422
    TeliaSonera AB                                        3,717,354   27,058,823
                                                                    ------------
TOTAL SWEDEN                                                         297,857,489
                                                                    ------------
SWITZERLAND -- (8.8%)
    ABB, Ltd.                                               820,669   19,758,495
    Adecco SA                                               358,259   30,076,577
#   Alpiq Holding AG                                          1,593      195,484
    Aryzta AG                                               189,423   17,509,404
    Baloise Holding AG                                      200,163   24,374,561
    Banque Cantonale Vaudoise                                   468      277,799
    Clariant AG                                             601,589   11,863,278
    Credit Suisse Group AG                                1,928,358   61,134,025
#   Credit Suisse Group AG Sponsored ADR                  1,022,581   32,385,140
    Givaudan SA                                               5,469    8,631,037
    Holcim, Ltd.                                            887,877   81,432,888
    Lonza Group AG                                            7,458      780,558
    Novartis AG                                           2,434,443  211,632,207
    Novartis AG ADR                                         681,571   59,255,783
    PSP Swiss Property AG                                     1,959      188,290
    Sulzer AG                                                50,596    7,807,080
    Swiss Life Holding AG                                   123,557   30,441,434
    Swiss Re AG                                           1,412,545  123,514,466
    UBS AG(B18YFJ4)                                       4,344,251   90,855,076
#   UBS AG(H89231338)                                       505,823   10,576,759
    Zurich Insurance Group AG                               321,452   92,179,146
                                                                    ------------
TOTAL SWITZERLAND                                                    914,869,487
                                                                    ------------
UNITED KINGDOM -- (15.5%)
    Anglo American P.L.C.                                 2,938,851   78,564,591
    Barclays P.L.C.                                       6,164,510   26,322,720
    Barclays P.L.C. Sponsored ADR                         5,037,005   86,183,156
    Barratt Developments P.L.C.                             410,298    2,566,070
    BP P.L.C.                                             1,867,967   15,771,454
    BP P.L.C. Sponsored ADR                               6,938,726  351,238,309
    Carnival P.L.C.                                         658,867   26,340,713
#   Carnival P.L.C. ADR                                     229,328    9,152,480
    Coca-Cola HBC AG ADR                                      4,761      119,930
    Glencore Xstrata P.L.C.                               9,442,477   50,949,377
    HSBC Holdings P.L.C.                                  4,447,299   45,440,771
#   HSBC Holdings P.L.C. Sponsored ADR                    1,892,534   97,124,844
    Investec P.L.C.                                       1,195,168   10,545,881

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                            SHARES        VALUE++
                                                           ---------- ---------------
UNITED KINGDOM -- (Continued)
#    J Sainsbury P.L.C.                                     5,377,115 $    30,503,307
     Kingfisher P.L.C.                                      8,040,406      56,896,948
*    Lloyds Banking Group P.L.C.                           34,635,010      44,166,996
#*   Lloyds Banking Group P.L.C. ADR                        1,528,251       7,901,058
     Mondi P.L.C.                                              92,520       1,538,044
     Old Mutual P.L.C.                                     12,629,616      42,689,163
#    Pearson P.L.C. Sponsored ADR                           1,179,255      22,134,616
     Resolution, Ltd.                                       3,422,696      17,266,967
*    Royal Bank of Scotland Group P.L.C.                    3,847,507      19,493,190
*    Royal Bank of Scotland Group P.L.C. Sponsored ADR        400,166       4,065,687
#    Royal Dutch Shell P.L.C. ADR(780259107)                3,323,210     281,309,727
     Royal Dutch Shell P.L.C. ADR(780259206)                  755,142      59,459,881
     Royal Dutch Shell P.L.C. Class A                         568,985      22,494,366
     Royal Dutch Shell P.L.C. Class B                         255,146      10,833,751
     RSA Insurance Group P.L.C.                             6,814,831      11,315,453
#    Vedanta Resources P.L.C.                                 189,404       3,032,969
     Vodafone Group P.L.C.                                 19,078,000      72,431,667
     Vodafone Group P.L.C. Sponsored ADR                    2,056,797      78,076,025
     WM Morrison Supermarkets P.L.C.                        8,127,143      27,588,942
                                                                      ---------------
TOTAL UNITED KINGDOM                                                    1,613,519,053
                                                                      ---------------
TOTAL COMMON STOCKS                                                     9,450,148,224
                                                                      ---------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
     Porsche Automobil Holding SE                             254,382      28,133,374
                                                                      ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*    Bank of Queensland, Ltd. Rights 05/09/14                  78,835              --
                                                                      ---------------
FRANCE -- (0.0%)
*    Peugeot SA Warrants 04/29/17                             159,012         304,214
                                                                      ---------------
HONG KONG -- (0.0%)
*    Sun Hung Kai Properties 04/22/16                          71,750          49,049
                                                                      ---------------
SPAIN -- (0.0%)
*    Banco Santander SA                                     8,200,002       1,734,756
                                                                      ---------------
TOTAL RIGHTS/WARRANTS                                                       2,088,019
                                                                      ---------------
                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                             (000)        VALUE+
                                                           ---------- ---------------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@ DFA Short Term Investment Fund                        82,550,804     955,112,801
                                                                      ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $8,605,115,658)                   $10,435,482,418
                                                                      ===============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
   Australia                   $    1,974,118 $  475,161,073   --    $   477,135,191
   Austria                                 --     15,658,992   --         15,658,992
   Belgium                          3,952,688    124,370,476   --        128,323,164
   Canada                         836,406,048             --   --        836,406,048
   Denmark                                 --    163,115,860   --        163,115,860
   Finland                          2,128,584     92,590,423   --         94,719,007
   France                           5,948,762    989,004,652   --        994,953,414
   Germany                         76,929,392    691,830,911   --        768,760,303
   Hong Kong                               --    203,728,702   --        203,728,702
   Ireland                          6,301,524     12,469,068   --         18,770,592
   Israel                                  --     32,609,956   --         32,609,956
   Italy                           24,068,580    145,723,550   --        169,792,130
   Japan                           62,859,115  1,846,251,602   --      1,909,110,717
   Netherlands                     27,544,627    311,661,926   --        339,206,553
   New Zealand                             --      8,078,915   --          8,078,915
   Norway                             322,262     69,830,468   --         70,152,730
   Portugal                                --      8,215,156   --          8,215,156
   Singapore                               --    118,422,958   --        118,422,958
   Spain                           15,348,649    251,393,158   --        266,741,807
   Sweden                          11,416,422    286,441,067   --        297,857,489
   Switzerland                    102,217,682    812,651,805   --        914,869,487
   United Kingdom                 996,765,713    616,753,340   --      1,613,519,053
Preferred Stocks
   Germany                                 --     28,133,374   --         28,133,374
Rights/Warrants
   Australia                               --             --   --                 --
   France                                  --        304,214   --            304,214
   Hong Kong                               --         49,049   --             49,049
   Spain                                   --      1,734,756   --          1,734,756
Securities Lending Collateral              --    955,112,801   --        955,112,801
                               -------------- --------------   --    ---------------
TOTAL                          $2,174,184,166 $8,261,298,252   --    $10,435,482,418
                               ============== ==============   ==    ===============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2014
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (88.9%)
BRAZIL -- (6.7%)
    AES Tiete SA                                             76,085 $   498,185
    ALL - America Latina Logistica SA                       508,831   2,015,014
    AMBEV SA                                                855,320   6,252,592
    AMBEV SA ADR                                          4,150,723  30,092,742
    Banco Bradesco SA                                       671,682  10,317,349
    Banco do Brasil SA                                      658,292   6,911,365
    Banco Santander Brasil SA                               431,700   2,884,776
    Banco Santander Brasil SA ADR                           726,366   4,830,334
    BM&FBovespa SA                                        2,441,108  12,480,606
    BR Malls Participacoes SA                               552,323   4,753,483
    Braskem SA Sponsored ADR                                153,394   2,086,158
    BRF SA                                                   97,000   2,196,883
    BRF SA ADR                                              539,479  12,192,225
    CCR SA                                                1,069,768   8,371,993
    Centrais Eletricas Brasileiras SA                       246,900     861,479
#   Centrais Eletricas Brasileiras SA ADR                    86,923     483,292
#   Centrais Eletricas Brasileiras SA Sponsored ADR         100,200     347,694
    CETIP SA - Mercados Organizados                         325,900   4,152,402
    Cia Brasileira de Distribuicao Grupo Pao de Acucar
      ADR                                                    85,830   4,082,075
    Cia de Saneamento Basico do Estado de Sao Paulo         287,000   2,718,439
#   Cia de Saneamento Basico do Estado de Sao Paulo ADR     178,668   1,693,773
    Cia Energetica de Minas Gerais                           68,587     526,918
    Cia Hering                                              108,600   1,147,490
    Cia Paranaense de Energia                                23,000     226,931
#   Cia Paranaense de Energia Sponsored ADR                  57,783     829,186
    Cia Siderurgica Nacional SA                             633,652   2,432,587
#   Cia Siderurgica Nacional SA Sponsored ADR               524,621   2,030,283
    Cielo SA                                                743,950  13,179,074
    Cosan SA Industria e Comercio                           181,069   3,105,316
    CPFL Energia SA                                          83,360     706,957
    CPFL Energia SA ADR                                      63,516   1,064,528
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes                                         417,297   2,530,264
    Duratex SA                                              619,565   2,681,378
    EcoRodovias Infraestrutura e Logistica SA               221,877   1,326,436
    EDP - Energias do Brasil SA                             236,900   1,029,515
    Embraer SA                                              140,070   1,211,145
    Embraer SA ADR                                          133,319   4,586,174
    Estacio Participacoes SA                                279,018   2,988,205
#*  Fibria Celulose SA Sponsored ADR                        514,098   5,104,993
    Gerdau SA                                               146,632     710,883
    Gerdau SA Sponsored ADR                                 326,326   1,961,219
    Grendene SA                                              91,864     580,909
    Guararapes Confeccoes SA                                  8,056     375,748
    Hypermarcas SA                                          832,924   6,137,433
    Itau Unibanco Holding SA                                250,536   3,859,586
    JBS SA                                                1,052,281   3,633,844
    Klabin SA                                               744,877   3,908,537
    Kroton Educacional SA                                   206,884   4,431,340
    Localiza Rent a Car SA                                  158,860   2,372,480
    Lojas Americanas SA                                     148,110     946,549
    Lojas Renner SA                                         147,987   4,353,828

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES      VALUE++
                                                          ----------- ------------
BRAZIL -- (Continued)
    M Dias Branco SA                                           40,000 $  1,728,983
    Multiplan Empreendimentos Imobiliarios SA                  89,300    1,973,631
    Natura Cosmeticos SA                                      198,900    3,406,656
    Odontoprev SA                                               7,800       31,308
    Oi SA                                                     217,658      219,635
    Oi SA ADR(670851104)                                        7,319        7,245
#   Oi SA ADR(670851203)                                      107,889      100,196
    Petroleo Brasileiro SA                                    598,900    4,198,142
    Petroleo Brasileiro SA ADR                              1,308,418   18,160,842
    Porto Seguro SA                                           140,099    2,042,030
*   Qualicorp SA                                              162,500    1,579,269
    Raia Drogasil SA                                          229,600    1,956,453
    Souza Cruz SA                                             439,970    4,015,423
    Sul America SA                                             38,200      280,108
    Tim Participacoes SA                                      439,800    2,386,626
    Tim Participacoes SA ADR                                   63,679    1,713,602
    Totvs SA                                                  128,775    2,102,791
    Tractebel Energia SA                                      142,100    2,113,258
    Transmissora Alianca de Energia Eletrica SA               428,534    3,834,176
    Ultrapar Participacoes SA                                 136,914    3,437,357
#   Ultrapar Participacoes SA Sponsored ADR                   254,308    6,329,726
*   Usinas Siderurgicas de Minas Gerais SA                     39,100      140,460
    Vale SA                                                   137,800    1,816,939
#   Vale SA Sponsored ADR                                   1,238,400   16,371,648
    WEG SA                                                    323,525    3,904,499
                                                                      ------------
TOTAL BRAZIL                                                           284,053,598
                                                                      ------------
CHILE -- (1.5%)
    AES Gener SA                                            2,215,773    1,191,814
    Aguas Andinas SA Class A                                2,021,324    1,246,995
#   Banco de Chile ADR                                         36,105    2,793,444
    Banco de Credito e Inversiones                             35,349    1,954,600
    Banco Santander Chile ADR                                 184,741    4,483,664
    CAP SA                                                    122,726    1,840,058
    Cencosud SA                                             1,142,664    3,807,159
    Cencosud SA ADR                                             8,408       84,585
    CFR Pharmaceuticals SA                                  1,737,925      354,204
    Cia Cervecerias Unidas SA                                  23,702      279,759
    Cia Cervecerias Unidas SA ADR                              54,549    1,285,720
    Cia General de Electricidad SA                             26,559      124,733
    Colbun SA                                               6,902,135    1,707,751
    Corpbanca SA                                          123,319,143    1,420,589
#   Corpbanca SA ADR                                           26,066      460,065
    Embotelladora Andina SA Class A ADR                        22,244      429,754
#   Embotelladora Andina SA Class B ADR                        19,587      474,397
    Empresa Nacional de Electricidad SA Sponsored ADR         111,030    4,893,092
    Empresas CMPC SA                                        1,191,114    2,651,353
    Empresas COPEC SA                                         470,401    6,069,099
    Enersis SA Sponsored ADR                                  508,369    8,184,741
    ENTEL Chile SA                                            193,991    2,381,504
    Gasco SA                                                    4,891       42,907
    Inversiones Aguas Metropolitanas SA                       377,408      624,709

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
CHILE -- (Continued)
#   Latam Airlines Group SA Sponsored ADR                    320,098 $ 4,907,102
    Molibdenos y Metales SA                                   21,739     295,694
    Ripley Corp. SA                                          469,387     305,296
    SACI Falabella                                           686,100   5,836,510
    Sigdo Koppers SA                                         338,893     552,554
    Sociedad Quimica y Minera de Chile SA Sponsored ADR       91,271   2,911,545
    Sonda SA                                                 482,159   1,115,130
                                                                     -----------
TOTAL CHILE                                                           64,710,527
                                                                     -----------
CHINA -- (13.1%)
    Agile Property Holdings, Ltd.                          1,754,000   1,422,437
    Agricultural Bank of China, Ltd. Class H              18,434,000   7,732,803
    Air China, Ltd. Class H                                1,866,000   1,063,756
#*  Aluminum Corp. of China, Ltd. ADR                        112,680   1,014,120
#*  Aluminum Corp. of China, Ltd. Class H                  1,192,000     427,365
*   Angang Steel Co., Ltd. Class H                         1,422,000     863,547
#   Anhui Conch Cement Co., Ltd. Class H                   1,017,500   3,785,898
    Bank of China, Ltd. Class H                           64,409,100  28,461,762
    Bank of Communications Co., Ltd. Class H               7,835,515   4,880,640
    BBMG Corp. Class H                                       987,000     692,220
    Beijing Capital International Airport Co., Ltd.
      Class H                                                198,000     138,334
    Beijing Enterprises Holdings, Ltd.                       668,972   5,799,838
#   Beijing Enterprises Water Group, Ltd.                    716,000     453,204
    Beijing Jingneng Clean Energy Co., Ltd. Class H           46,000      19,888
    Belle International Holdings, Ltd.                     3,431,000   3,576,518
    Biostime International Holdings, Ltd.                    138,000     917,976
    Brilliance China Automotive Holdings, Ltd.             1,934,000   2,963,939
#*  Byd Co., Ltd. Class H                                    381,886   2,066,462
    China BlueChemical, Ltd.                                 238,000     127,763
    China CITIC Bank Corp., Ltd. Class H                   6,922,928   4,135,478
#   China Coal Energy Co., Ltd. Class H                    4,318,777   2,328,861
    China Communications Construction Co., Ltd. Class H    4,945,000   3,225,091
    China Communications Services Corp., Ltd. Class H      2,892,000   1,463,899
    China Construction Bank Corp. Class H                 58,649,590  40,607,391
#*  China COSCO Holdings Co., Ltd. Class H                 2,263,000     897,542
*   China Eastern Airlines Corp., Ltd. ADR                     2,800      43,120
#*  China Eastern Airlines Corp., Ltd. Class H             1,510,000     466,652
    China Everbright International, Ltd.                   1,499,000   1,874,783
    China Gas Holdings, Ltd.                               2,200,000   3,569,787
    China Hongqiao Group, Ltd.                               309,000     211,940
    China International Marine Containers Group Co.,
      Ltd. Class H                                           338,700     674,533
#   China Life Insurance Co., Ltd. ADR                       321,472  12,563,126
    China Life Insurance Co., Ltd. Class H                   784,000   2,037,576
    China Longyuan Power Group Corp. Class H               1,745,000   1,795,094
    China Mengniu Dairy Co., Ltd.                            920,000   4,728,501
    China Merchants Bank Co., Ltd. Class H                 3,724,554   6,654,294
    China Merchants Holdings International Co., Ltd.       1,023,426   3,198,211
#   China Minsheng Banking Corp., Ltd. Class H             4,422,500   4,461,912
    China Mobile, Ltd.                                       179,500   1,708,566
#   China Mobile, Ltd. Sponsored ADR                         926,803  43,958,266
#   China Molybdenum Co., Ltd. Class H                       896,322     399,802
    China National Building Material Co., Ltd. Class H     2,981,916   2,817,163

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
    China Oilfield Services, Ltd. Class H                 1,350,000 $ 3,229,524
    China Overseas Land & Investment, Ltd.                3,260,000   8,016,644
    China Pacific Insurance Group Co., Ltd. Class H       1,922,000   6,018,124
#   China Petroleum & Chemical Corp. ADR                    138,191  12,281,008
    China Petroleum & Chemical Corp. Class H              8,186,800   7,246,661
    China Railway Construction Corp., Ltd. Class H        2,592,500   2,134,597
    China Railway Group, Ltd. Class H                     3,077,000   1,378,143
    China Resources Cement Holdings, Ltd.                 1,717,335   1,191,110
#   China Resources Enterprise, Ltd.                      1,081,000   3,071,192
    China Resources Gas Group, Ltd.                         640,000   1,898,458
    China Resources Land, Ltd.                            1,734,000   3,574,273
    China Resources Power Holdings Co., Ltd.              1,250,000   3,141,698
    China Shenhua Energy Co., Ltd. Class H                2,682,500   7,267,577
#*  China Shipping Container Lines Co., Ltd. Class H      4,653,000   1,096,329
    China Southern Airlines Co., Ltd. Class H             1,006,000     300,413
#   China Southern Airlines Co., Ltd. Sponsored ADR          10,900     164,154
    China State Construction International Holdings, Ltd. 1,318,000   2,197,855
*   China Taiping Insurance Holdings Co., Ltd.              536,800     853,067
#   China Telecom Corp., Ltd. ADR                            55,058   2,820,071
    China Telecom Corp., Ltd. Class H                     3,676,000   1,875,876
    China Unicom Hong Kong, Ltd. ADR                        483,030   7,404,850
    Chongqing Rural Commercial Bank Class H                 408,000     177,843
#   CITIC Pacific, Ltd.                                   1,669,000   2,922,665
    CITIC Securities Co., Ltd. Class H                      896,000   1,793,813
    CNOOC, Ltd.                                           3,105,000   5,108,074
#   CNOOC, Ltd. ADR                                         120,801  19,955,117
    COSCO Pacific, Ltd.                                   2,265,058   3,040,177
    Country Garden Holdings Co., Ltd.                     5,852,769   2,346,709
    CSPC Pharmaceutical Group, Ltd.                         276,000     228,176
    CSR Corp., Ltd.                                       1,471,000   1,082,311
    Datang International Power Generation Co., Ltd.
      Class H                                             2,250,000     836,206
#   Dongfang Electric Corp., Ltd. Class H                   290,200     452,372
    Dongfeng Motor Group Co., Ltd. Class H                2,302,000   3,071,542
    ENN Energy Holdings, Ltd.                               682,000   4,756,920
#   Evergrande Real Estate Group, Ltd.                    8,636,000   3,857,684
#   Fosun International, Ltd.                             1,717,441   2,080,041
#*  GCL-Poly Energy Holdings, Ltd.                        6,420,814   1,928,624
#   Geely Automobile Holdings, Ltd.                       3,655,000   1,270,608
#   Golden Eagle Retail Group, Ltd.                         150,000     194,015
#   Great Wall Motor Co., Ltd. Class H                      805,500   3,659,225
    Greentown China Holdings, Ltd.                          419,500     422,494
#   Guangdong Investment, Ltd.                            2,242,000   2,440,410
    Guangshen Railway Co., Ltd. Sponsored ADR                28,517     540,112
    Guangzhou Automobile Group Co., Ltd. Class H          1,996,259   2,015,274
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H                                          174,000     523,007
    Guangzhou R&F Properties Co., Ltd.                    1,799,600   2,348,323
    Haier Electronics Group Co., Ltd.                       675,000   1,656,920
    Haitian International Holdings, Ltd.                     79,000     158,951
#*  Hanergy Solar Group, Ltd.                             7,134,000   1,033,311
    Hengan International Group Co., Ltd.                    604,000   6,359,599
    Huadian Power International Corp., Ltd. Class H         856,000     465,212
    Huaneng Power International, Inc. Class H               602,000     589,290

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
CHINA -- (Continued)
#   Huaneng Power International, Inc. Sponsored ADR           34,452 $  1,353,275
    Industrial & Commercial Bank of China, Ltd. Class H   59,907,185   35,718,118
    Jiangsu Expressway Co., Ltd. Class H                   1,098,000    1,232,763
    Jiangxi Copper Co., Ltd. Class H                       1,478,000    2,441,232
#   Kingsoft Corp., Ltd.                                     225,000      697,313
    Kunlun Energy Co., Ltd.                                2,880,000    4,492,657
#   Lenovo Group, Ltd.                                     5,013,278    5,699,947
    Longfor Properties Co., Ltd.                           1,367,000    1,768,951
#*  Metallurgical Corp. of China, Ltd. Class H             2,646,000      502,361
*   New China Life Insurance Co., Ltd. Class H               490,700    1,444,478
    New World China Land, Ltd.                             2,554,000    2,116,949
#   Nine Dragons Paper Holdings, Ltd.                      1,905,000    1,253,484
    PetroChina Co., Ltd. ADR                                 143,410   16,538,041
    PetroChina Co., Ltd. Class H                           2,814,000    3,239,491
    PICC Property & Casualty Co., Ltd. Class H             2,357,920    3,116,789
    Ping An Insurance Group Co. of China, Ltd. Class H     1,408,000   10,432,134
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H                                              1,204,000    1,219,879
    Shanghai Electric Group Co., Ltd. Class H              2,502,000      971,610
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H    180,500      613,725
    Shanghai Industrial Holdings, Ltd.                       701,274    2,162,773
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H       569,500    1,044,671
    Shenzhou International Group Holdings, Ltd.              534,000    1,835,479
    Shimao Property Holdings, Ltd.                         1,892,371    3,742,593
    Sihuan Pharmaceutical Holdings Group, Ltd.               796,000      873,646
    Sino Biopharmaceutical, Ltd.                           1,716,000    1,344,460
#   Sino-Ocean Land Holdings, Ltd.                         2,338,192    1,230,112
    Sinopec Shanghai Petrochemical Co., Ltd. Class H       1,693,000      411,557
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR                                                      9,818      239,252
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H         671,999      149,572
    Sinopharm Group Co., Ltd. Class H                        834,400    2,192,564
    SOHO China, Ltd.                                       2,899,263    2,298,869
#   Sun Art Retail Group, Ltd.                             1,857,500    2,411,587
    Tencent Holdings, Ltd.                                   812,600   51,182,422
    Tingyi Cayman Islands Holding Corp.                    1,498,000    4,170,221
    Tsingtao Brewery Co., Ltd. Class H                       186,000    1,354,522
#   Uni-President China Holdings, Ltd.                       759,000      628,683
#   Want Want China Holdings, Ltd.                         4,746,000    7,435,815
    Weichai Power Co., Ltd. Class H                          428,200    1,493,266
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                                129,600      140,999
#   Yanzhou Coal Mining Co., Ltd. Class H                    928,000      695,206
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR              108,916      813,603
    Zhejiang Expressway Co., Ltd. Class H                  1,104,000      955,258
    Zhuzhou CSR Times Electric Co., Ltd. Class H             276,000      808,059
#   Zijin Mining Group Co., Ltd. Class H                   5,071,000    1,232,368
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd.                                                 1,205,600      809,572
#*  ZTE Corp. Class H                                        499,038    1,021,233
                                                                     ------------
TOTAL CHINA                                                           552,238,266
                                                                     ------------
COLOMBIA -- (0.7%)
    Almacenes Exito SA                                       222,056    3,382,596
    Banco de Bogota SA                                        26,315      949,831
    Bancolombia SA                                           118,695    1,630,346

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
COLOMBIA -- (Continued)
    Bancolombia SA Sponsored ADR                             89,105 $ 5,072,748
    Cementos Argos SA                                       383,731   2,140,012
*   Cemex Latam Holdings SA                                  76,527     706,558
    Ecopetrol SA                                          1,016,730   1,892,677
#   Ecopetrol SA Sponsored ADR                              220,479   8,265,758
    Empresa de Energia de Bogota SA ESP                     954,210     783,442
    Grupo Aval Acciones y Valores                           685,577     465,530
    Grupo de Inversiones Suramericana SA                      1,578      30,785
    Grupo Nutresa SA                                         41,332     580,098
    Interconexion Electrica SA ESP                          403,142   1,890,208
    Isagen SA ESP                                           886,164   1,448,283
                                                                    -----------
TOTAL COLOMBIA                                                       29,238,872
                                                                    -----------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                                198,179   5,964,131
    Komercni Banka A.S.                                      15,596   3,596,060
    Philip Morris CR A.S.                                       397     209,558
    Telefonica Czech Republic A.S.                          175,288   2,657,414
*   Unipetrol A.S.                                           12,131      84,523
                                                                    -----------
TOTAL CZECH REPUBLIC                                                 12,511,686
                                                                    -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR          516,179   2,602,290
*   Egyptian Financial Group-Hermes Holding GDR                 676       2,321
*   Global Telecom Holding GDR                              428,641   1,597,038
                                                                    -----------
TOTAL EGYPT                                                           4,201,649
                                                                    -----------
GREECE -- (0.5%)
*   Alpha Bank AE                                         1,461,037   1,415,232
*   Folli Follie Group                                       38,413   1,333,348
    Hellenic Petroleum SA                                   102,964     884,001
*   Hellenic Telecommunications Organization SA             340,319   5,436,844
*   JUMBO SA                                                145,611   2,355,291
*   National Bank of Greece SA                              421,006   1,645,902
    OPAP SA                                                 238,216   3,804,319
*   Piraeus Bank SA                                         738,292   1,742,352
    Public Power Corp. SA                                   144,358   2,184,368
*   Titan Cement Co. SA                                      51,033   1,608,876
                                                                    -----------
TOTAL GREECE                                                         22,410,533
                                                                    -----------
HUNGARY -- (0.3%)
*   FHB Mortgage Bank P.L.C.                                  4,179      16,874
    Magyar Telekom Telecommunications P.L.C.                574,667     819,865
    MOL Hungarian Oil and Gas P.L.C.                         44,169   2,541,156
#   OTP Bank P.L.C.                                         302,824   5,782,734
    Richter Gedeon Nyrt                                     145,205   2,486,989
*   Tisza Chemical Group P.L.C.                              23,981     430,363
                                                                    -----------
TOTAL HUNGARY                                                        12,077,981
                                                                    -----------
INDIA -- (7.3%)
    ABB India, Ltd.                                          46,035     648,100

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    ACC, Ltd.                                                48,539 $ 1,052,997
    Adani Enterprises, Ltd.                                 217,318   1,522,056
    Adani Ports and Special Economic Zone, Ltd.             495,151   1,561,186
*   Adani Power, Ltd.                                       722,177     576,679
    Aditya Birla Nuvo, Ltd.                                  56,358   1,038,139
    Ambuja Cements, Ltd.                                    725,767   2,396,898
    Apollo Hospitals Enterprise, Ltd.                        92,224   1,369,225
    Asian Paints, Ltd.                                      313,359   2,627,494
    Aurobindo Pharma, Ltd.                                  164,305   1,569,117
    Axis Bank, Ltd.                                         270,273   6,832,279
    Bajaj Auto, Ltd.                                        103,111   3,271,218
    Bajaj Finserv, Ltd.                                      39,655     546,560
    Bajaj Holdings and Investment, Ltd.                      30,727     544,192
    Bank of Baroda                                           95,903   1,302,580
    Bank of India                                           232,954     907,503
    Berger Paints India, Ltd.                                41,763     168,636
    Bharat Electronics, Ltd.                                 17,301     347,206
    Bharat Heavy Electricals, Ltd.                          948,553   2,853,603
    Bharat Petroleum Corp., Ltd.                            153,491   1,158,807
    Bharti Airtel, Ltd.                                     702,394   3,824,380
    Bhushan Steel, Ltd.                                      68,315     503,083
    Bosch, Ltd.                                              11,757   2,048,119
    Britannia Industries, Ltd.                               31,023     445,675
    Cadila Healthcare, Ltd.                                  59,113     957,650
    Cairn India, Ltd.                                       781,206   4,343,033
    Canara Bank                                             123,779     588,578
    Cipla, Ltd.                                             443,033   2,917,071
    Colgate-Palmolive India, Ltd.                            46,572   1,113,017
    Container Corp. Of India                                 54,732     873,029
    Crompton Greaves, Ltd.                                  168,242     461,433
    Cummins India, Ltd.                                      74,807     680,120
    Dabur India, Ltd.                                       472,358   1,407,184
    Divi's Laboratories, Ltd.                                41,087     940,111
    DLF, Ltd.                                               612,132   1,421,086
    Dr Reddy's Laboratories, Ltd.                            39,086   1,752,087
#   Dr Reddy's Laboratories, Ltd. ADR                        81,229   3,660,991
    Eicher Motors, Ltd.                                       6,326     652,604
    Emami, Ltd.                                              63,025     498,226
*   Essar Oil, Ltd.                                         395,013     380,649
    Exide Industries, Ltd.                                  287,773     574,505
    Federal Bank, Ltd.                                      455,880     683,939
    GAIL India, Ltd.                                        217,415   1,334,957
    GAIL India, Ltd. GDR                                     28,791   1,071,134
    GlaxoSmithKline Consumer Healthcare, Ltd.                 8,388     580,157
    Glenmark Pharmaceuticals, Ltd.                          101,902   1,036,192
    GMR Infrastructure, Ltd.                                454,854     187,224
    Godrej Consumer Products, Ltd.                          117,644   1,559,706
    Godrej Industries, Ltd.                                  89,305     445,563
    Grasim Industries, Ltd.                                   6,300     275,421
    Havells India, Ltd.                                      47,385     732,615
    HCL Technologies, Ltd.                                  234,993   5,480,463
    HDFC Bank, Ltd.                                       1,530,953  18,415,560

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Hero MotoCorp, Ltd.                                      94,817 $ 3,491,006
    Hindalco Industries, Ltd.                             1,568,921   3,543,364
    Hindustan Petroleum Corp., Ltd.                          84,602     453,192
    ICICI Bank, Ltd.                                        219,984   4,559,699
    ICICI Bank, Ltd. Sponsored ADR                          208,679   8,904,333
    IDBI Bank, Ltd.                                         346,191     393,083
    Idea Cellular, Ltd.                                     805,036   1,817,754
    IDFC, Ltd.                                              601,656   1,119,393
    Indian Oil Corp., Ltd.                                  324,835   1,426,694
    IndusInd Bank, Ltd.                                     233,807   1,861,852
    Infosys, Ltd.                                           246,907  13,124,831
#   Infosys, Ltd. Sponsored ADR                             211,972  11,385,016
    ING Vysya Bank, Ltd.                                     25,010     236,010
    Ipca Laboratories, Ltd.                                  18,943     262,878
    ITC, Ltd.                                             2,345,449  13,243,148
    Jaiprakash Associates, Ltd.                           1,336,264   1,203,088
    Jindal Steel & Power, Ltd.                              437,143   1,855,834
    JSW Energy, Ltd.                                        592,161     521,959
    JSW Steel, Ltd.                                         147,966   2,674,106
*   Jubilant Foodworks, Ltd.                                 18,139     285,179
    Kotak Mahindra Bank, Ltd.                               354,265   4,735,135
    Larsen & Toubro, Ltd.                                   345,693   7,454,343
    Larsen & Toubro, Ltd. GDR                                 5,358     116,052
    LIC Housing Finance, Ltd.                                53,635     233,762
    Lupin, Ltd.                                             134,973   2,222,251
    Mahindra & Mahindra, Ltd.                               357,872   6,407,298
*   Mangalore Refinery & Petrochemicals, Ltd.               355,103     355,724
*   Marico Kaya Enterprises, Ltd.                             2,327       4,702
    Marico, Ltd.                                            131,105     447,605
    Maruti Suzuki India, Ltd.                                82,439   2,638,956
    Motherson Sumi Systems, Ltd.                            237,292   1,004,379
    Mphasis, Ltd.                                            73,800     508,514
    National Aluminium Co., Ltd.                            125,699      79,643
    Nestle India, Ltd.                                       16,603   1,310,857
    NHPC, Ltd.                                            3,201,628   1,006,596
    NTPC, Ltd.                                              924,696   1,782,152
    Oberoi Realty, Ltd.                                      13,876      47,829
    Oil & Natural Gas Corp., Ltd.                           699,873   3,794,212
    Oil India, Ltd.                                         100,495     801,422
*   Oracle Financial Services Software, Ltd.                 19,531     972,049
    Petronet LNG, Ltd.                                      201,679     482,647
    Pidilite Industries, Ltd.                               144,452     767,878
    Piramal Enterprises, Ltd.                                60,551     546,096
    Power Grid Corp. of India, Ltd.                       1,095,210   1,925,848
    Procter & Gamble Hygiene & Health Care, Ltd.              7,944     447,409
*   Ranbaxy Laboratories, Ltd.                              137,683   1,082,478
    Reliance Capital, Ltd.                                   97,310     574,441
    Reliance Communications, Ltd.                           700,196   1,429,315
    Reliance Industries, Ltd.                             1,443,896  22,451,283
    Reliance Infrastructure, Ltd.                           137,634   1,172,636
*   Reliance Power, Ltd.                                    807,301     916,789
    Rural Electrification Corp., Ltd.                        47,495     187,059

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
INDIA -- (Continued)
    Sesa Sterlite, Ltd.                                    1,599,539 $  4,934,524
    Shree Cement, Ltd.                                        10,489      992,985
    Shriram Transport Finance Co., Ltd.                       76,457      923,448
    Siemens, Ltd.                                            100,767    1,159,646
    SJVN, Ltd.                                               381,249      143,803
    State Bank of India                                      150,711    5,207,757
    Steel Authority of India, Ltd.                           346,711      391,450
    Sun Pharmaceutical Industries, Ltd.                      647,332    6,834,757
    Sun TV Network, Ltd.                                     120,543      748,523
    Tata Chemicals, Ltd.                                       6,064       28,646
    Tata Consultancy Services, Ltd.                          504,640   18,333,675
    Tata Global Beverages, Ltd.                              370,091      921,975
    Tata Motors, Ltd.                                        679,237    4,722,814
    Tata Motors, Ltd. Sponsored ADR                           80,428    3,009,616
    Tata Power Co., Ltd.                                   1,216,011    1,577,127
    Tata Steel, Ltd.                                         511,418    3,410,010
    Tech Mahindra, Ltd.                                      132,898    4,025,200
    Titan Co., Ltd.                                          207,778      875,956
    Ultratech Cement, Ltd.                                    52,355    1,766,944
    Union Bank of India                                      151,552      381,557
    United Breweries, Ltd.                                    66,842      873,336
    United Spirits, Ltd.                                      81,795    3,761,013
    Wipro, Ltd.                                              654,733    5,714,055
    Wockhardt, Ltd.                                            2,562       32,691
    Yes Bank, Ltd.                                           254,612    1,876,397
    Zee Entertainment Enterprises, Ltd.                      374,353    1,633,310
                                                                     ------------
TOTAL INDIA                                                           308,691,031
                                                                     ------------
INDONESIA -- (2.9%)
    Adaro Energy Tbk PT                                   20,000,400    2,057,734
    AKR Corporindo Tbk PT                                  2,003,700      826,828
    Alam Sutera Realty Tbk PT                              8,757,000      403,567
    Astra Agro Lestari Tbk PT                                576,600    1,468,130
    Astra International Tbk PT                            20,701,010   13,337,497
    Bank Central Asia Tbk PT                              12,941,000   12,324,975
    Bank Danamon Indonesia Tbk PT                          3,779,279    1,339,764
    Bank Mandiri Persero Tbk PT                           10,999,217    9,397,907
    Bank Negara Indonesia Persero Tbk PT                   8,726,922    3,647,368
*   Bank Pan Indonesia Tbk PT                              7,175,000      540,422
    Bank Rakyat Indonesia Persero Tbk PT                  12,911,600   11,087,897
*   Bank Tabungan Pensiunan Nasional Tbk PT                  768,500      271,254
*   Bayan Resources Tbk PT                                    79,500       55,053
    Bumi Serpong Damai PT                                  8,847,600    1,198,595
    Charoen Pokphand Indonesia Tbk PT                      8,662,100    2,832,319
    Ciputra Development Tbk PT                             3,680,200      323,989
    Global Mediacom Tbk PT                                11,972,900    2,272,734
    Gudang Garam Tbk PT                                      544,700    2,668,626
    Holcim Indonesia Tbk PT                                2,051,600      505,224
    Indo Tambangraya Megah Tbk PT                            518,300    1,145,589
    Indocement Tunggal Prakarsa Tbk PT                     1,664,500    3,159,040
    Indofood CBP Sukses Makmur Tbk PT                      1,104,200      956,142
    Indofood Sukses Makmur Tbk PT                          5,283,200    3,231,902

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
INDONESIA -- (Continued)
    Indomobil Sukses Internasional Tbk PT                     22,000 $      9,421
    Indosat Tbk PT                                         1,444,600      489,353
    Indosat Tbk PT ADR                                         1,674       28,257
*   Inovisi Infracom Tbk PT                                  753,345       92,677
    Japfa Comfeed Indonesia Tbk PT                         1,657,100      181,790
    Jasa Marga Persero Tbk PT                              2,434,600    1,243,868
    Kalbe Farma Tbk PT                                    22,694,500    3,039,501
    Lippo Karawaci Tbk PT                                 31,811,500    2,950,432
    Mayora Indah Tbk PT                                      870,333    2,114,964
    Media Nusantara Citra Tbk PT                           4,959,900    1,169,364
    MNC Investama Tbk PT                                  13,972,500      371,552
    Pakuwon Jati Tbk PT                                   14,556,300      443,935
*   Panasia Indo Resources Tbk PT                             75,100        2,241
    Perusahaan Gas Negara Persero Tbk PT                  10,171,400    4,697,701
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT  1,860,000      395,214
    Semen Indonesia Persero Tbk PT                         3,291,600    4,243,503
    Sinar Mas Agro Resources and Technology Tbk PT         1,116,500      645,127
    Sumber Alfaria Trijaya Tbk PT                             40,000        1,735
    Summarecon Agung Tbk PT                                3,805,100      366,761
    Surya Citra Media Tbk PT                               3,677,800    1,003,163
    Tambang Batubara Bukit Asam Persero Tbk PT             1,180,600    1,010,727
    Telekomunikasi Indonesia Persero Tbk PT               39,175,700    7,700,001
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR     10,358      411,213
    Tempo Scan Pacific Tbk PT                                 72,500       18,224
*   Tower Bersama Infrastructure Tbk PT                    1,684,800      949,041
*   Trada Maritime Tbk PT                                  4,280,400      681,762
    Unilever Indonesia Tbk PT                              1,693,400    4,302,204
    United Tractors Tbk PT                                 2,113,196    3,973,080
    Vale Indonesia Tbk PT                                  3,653,900    1,125,501
    XL Axiata Tbk PT                                       3,103,400    1,392,006
                                                                     ------------
TOTAL INDONESIA                                                       120,106,874
                                                                     ------------
MALAYSIA -- (4.2%)
    Aeon Co. M Bhd                                            80,000      360,865
    Affin Holdings Bhd                                       566,000      654,512
#   AirAsia Bhd                                            2,979,300    2,027,132
    Alliance Financial Group Bhd                           1,628,000    2,236,078
    AMMB Holdings Bhd                                      3,129,359    6,887,507
    Astro Malaysia Holdings Bhd                            1,000,000    1,020,575
#   Axiata Group Bhd                                       2,732,175    5,635,196
    Batu Kawan Bhd                                            92,000      551,841
    Berjaya Land Bhd                                          95,000       24,158
    Berjaya Sports Toto Bhd                                  759,076      904,367
#   BIMB Holdings Bhd                                        578,300      753,874
    Boustead Holdings Bhd                                    476,786      810,648
    British American Tobacco Malaysia Bhd                    148,900    2,792,406
*   Bumi Armada Bhd                                        1,350,800    1,656,667
#   CIMB Group Holdings Bhd                                5,534,976   12,750,320
    Dialog Group Bhd                                       1,832,400    2,017,850
    DiGi.Com Bhd                                           3,732,620    6,342,688
#   DRB-Hicom Bhd                                          1,263,300      967,940
    Fraser & Neave Holdings Bhd                               90,500      499,214

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
MALAYSIA -- (Continued)
#   Gamuda Bhd                                             1,929,900 $  2,727,947
    Genting Bhd                                            1,962,900    5,899,929
    Genting Malaysia Bhd                                   3,208,600    4,150,183
    Genting Plantations Bhd                                  282,600      961,525
    Guinness Anchor Bhd                                      135,200      596,756
#   HAP Seng Consolidated Bhd                                753,500      731,650
#   Hartalega Holdings Bhd                                   255,300      495,928
    Hong Leong Bank Bhd                                      627,560    2,692,446
    Hong Leong Financial Group Bhd                           264,429    1,240,520
#   IJM Corp. Bhd                                          2,456,981    4,807,540
#   IOI Corp. Bhd                                          3,256,605    4,983,134
*   IOI Properties Group Bhd                               1,536,552    1,263,291
    KPJ Healthcare Bhd                                         9,850        9,775
#   Kuala Lumpur Kepong Bhd                                  491,700    3,646,785
*   Kulim Malaysia Bhd                                       470,200      508,772
    Lafarge Malaysia Bhd                                     410,780    1,144,729
    Magnum Bhd                                                39,300       36,347
#   Malayan Banking Bhd                                    4,820,521   14,632,704
    Malaysia Airports Holdings Bhd                           823,924    2,032,540
#   Malaysia Marine and Heavy Engineering Holdings Bhd       414,500      502,450
#*  Malaysian Airline System Bhd                           4,055,900      286,845
#   Maxis Bhd                                              2,398,100    5,106,786
#*  MISC Bhd                                               1,386,198    2,769,503
    MMC Corp. Bhd                                          1,351,100    1,158,338
    Nestle Malaysia Bhd                                      189,300    3,974,128
#   Parkson Holdings Bhd                                     620,863      558,818
    Petronas Chemicals Group Bhd                           2,951,600    6,088,649
    Petronas Dagangan Bhd                                    263,600    2,449,545
    Petronas Gas Bhd                                         530,400    3,820,992
    PPB Group Bhd                                            661,400    3,337,954
    Public Bank Bhd                                        1,174,740    7,251,798
    RHB Capital Bhd                                          895,455    2,275,237
*   Sapurakencana Petroleum Bhd                            3,829,500    5,062,411
*   Shell Refining Co. Federation of Malaya Bhd              108,100      198,176
    Sime Darby Bhd                                         3,096,429    8,957,304
    SP Setia Bhd                                             623,400      576,188
    Sunway Bhd                                                69,700       66,322
    Telekom Malaysia Bhd                                     932,800    1,772,577
    Tenaga Nasional Bhd                                    2,536,450    9,246,017
    UEM Sunrise Bhd                                        2,131,737    1,505,181
    UMW Holdings Bhd                                         992,566    3,274,523
    United Plantations Bhd                                    56,300      435,957
    YTL Corp. Bhd                                          6,655,886    3,283,564
*   YTL Power International Bhd                            2,606,247    1,254,146
                                                                     ------------
TOTAL MALAYSIA                                                        176,669,748
                                                                     ------------
MEXICO -- (5.1%)
    Alfa S.A.B. de C.V. Class A                            4,080,319   10,778,760
    Alpek S.A. de C.V.                                        66,216      113,880
#   America Movil S.A.B. de C.V. Series L                 37,750,669   38,060,142
#   America Movil S.A.B. de C.V. Series L ADR                 22,528      452,362
#   Arca Continental S.A.B. de C.V.                          460,692    2,929,780

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
MEXICO -- (Continued)
#*  Cemex S.A.B. de C.V.                                  1,938,963 $  2,463,210
#*  Cemex S.A.B. de C.V. Sponsored ADR                    1,337,402   16,904,765
#   Coca-Cola Femsa S.A.B. de C.V. Series L                 298,900    3,348,896
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR             13,716    1,535,643
#   Controladora Comercial Mexicana S.A.B. de C.V.          628,374    2,353,025
*   Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                            8,726        6,203
    El Puerto de Liverpool S.A.B. de C.V.                   181,160    1,869,239
    Fomento Economico Mexicano S.A.B. de C.V.             1,793,669   16,295,924
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR                                                    25,918    2,352,577
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR       34,897    4,266,158
#   Grupo Bimbo S.A.B. de C.V. Series A                   1,682,198    4,639,216
    Grupo Carso S.A.B. de C.V. Series A1                    816,105    4,158,266
#   Grupo Comercial Chedraui S.A. de C.V.                   320,456      984,436
    Grupo Elektra S.A.B. de C.V.                              7,227      206,904
#   Grupo Financiero Banorte S.A.B. de C.V.               2,819,018   18,722,705
#   Grupo Financiero Inbursa S.A.B. de C.V.               2,448,606    6,271,830
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B                                               665,864    1,590,510
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR                                           152,244    1,811,704
    Grupo Industrial Maseca S.A.B. de C.V. Class B           60,806       94,769
    Grupo Mexico S.A.B. de C.V. Series B                  4,225,397   12,725,202
*   Grupo Qumma S.A. de C.V. Series B                         1,591           --
    Grupo Televisa S.A.B. Series CPO                      2,556,698   16,751,841
    Grupo Televisa S.A.B. Sponsored ADR                     104,814    3,438,947
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.                               2,373,426    5,462,449
#   Industrias Penoles S.A.B. de C.V.                       148,997    3,468,919
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A       1,823,400    4,758,241
    Mexichem S.A.B. de C.V.                               1,224,530    4,562,943
#*  Minera Frisco S.A.B. de C.V.                            783,633    1,432,765
*   OHL Mexico S.A.B. de C.V.                               761,383    2,025,272
#*  Organizacion Soriana S.A.B. de C.V. Class B           1,112,475    3,223,629
#*  Promotora y Operadora de Infraestructura S.A.B. de
      C.V.                                                  205,899    2,875,370
*   Savia SA Class A                                        120,000           --
#   Wal-Mart de Mexico S.A.B. de C.V. Series V            5,248,185   13,278,166
                                                                    ------------
TOTAL MEXICO                                                         216,214,648
                                                                    ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                6,659       60,264
    Cia de Minas Buenaventura SAA ADR                       139,674    1,815,762
    Credicorp, Ltd.                                          65,705    9,806,471
    Grana y Montero SA Sponsored ADR                         29,627      516,103
*   Rio Alto Mining, Ltd.                                    17,580       34,984
                                                                    ------------
TOTAL PERU                                                            12,233,584
                                                                    ------------
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.                         1,701,400    2,164,385
    Aboitiz Power Corp.                                   1,495,200    1,224,117
    Alliance Global Group, Inc.                           6,710,300    4,699,635
    Ayala Corp.                                             176,755    2,479,525
    Ayala Land, Inc.                                      5,722,818    3,878,189
    Bank of the Philippine Islands                          931,913    1,899,664
    BDO Unibank, Inc.                                     1,765,371    3,503,596
    China Banking Corp.                                       1,380        1,707

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
PHILIPPINES -- (Continued)
    DMCI Holdings, Inc.                                    1,329,440 $ 2,145,400
    Energy Development Corp.                               8,586,100   1,077,764
*   Fwbc Holdings, Inc.                                    2,006,957          --
    Globe Telecom, Inc.                                       38,630   1,436,282
    International Container Terminal Services, Inc.        1,078,460   2,620,467
    JG Summit Holdings, Inc.                               1,047,260   1,188,857
    Jollibee Foods Corp.                                     494,300   1,909,150
    LT Group, Inc.                                         1,869,700     770,394
    Manila Electric Co.                                      197,030   1,241,378
    Megaworld Corp.                                       18,982,000   1,987,423
    Metro Pacific Investments Corp.                       10,407,100   1,187,377
    Metropolitan Bank & Trust Co.                          1,146,499   2,183,509
    Philippine Long Distance Telephone Co.                    37,980   2,455,095
#   Philippine Long Distance Telephone Co. Sponsored ADR       7,240     466,980
*   Philippine National Bank                                 401,948     787,099
    Robinsons Land Corp.                                   2,175,300   1,091,617
    San Miguel Corp.                                         498,280     934,028
    Semirara Mining Corp.                                    118,900   1,097,373
    SM Investments Corp.                                     282,762   4,609,387
    SM Prime Holdings, Inc.                                8,563,010   3,143,506
*   Top Frontier Investment Holdings, Inc.                    42,789      89,814
    Universal Robina Corp.                                   879,930   2,889,481
                                                                     -----------
TOTAL PHILIPPINES                                                     55,163,199
                                                                     -----------
POLAND -- (1.9%)
*   Alior Bank SA                                              7,899     208,510
    Bank Handlowy w Warszawie SA                              49,096   1,826,931
#*  Bank Millennium SA                                       701,813   2,061,770
    Bank Pekao SA                                            144,199   9,254,750
#   Bank Zachodni WBK SA                                      25,887   3,182,897
*   Cyfrowy Polsat SA                                        118,752     807,023
    Enea SA                                                  126,247     639,199
    Eurocash SA                                               72,770     962,292
*   Getin Noble Bank SA                                    1,106,556   1,346,823
    Grupa Azoty SA                                            30,768     610,209
*   Grupa Lotos SA                                            16,781     216,402
    Grupa Zywiec SA                                           10,403   1,474,027
*   ING Bank Slaski SA                                        37,110   1,666,019
#   Jastrzebska Spolka Weglowa SA                             38,639     531,962
*   KGHM Polska Miedz SA                                     150,496   5,449,147
    LPP SA                                                       625   1,619,343
    Lubelski Wegiel Bogdanka SA                                   26       1,064
#   mBank                                                     17,078   2,794,599
    Orange Polska SA                                         768,752   2,626,679
    PGE SA                                                   977,835   6,794,780
    Polski Koncern Naftowy Orlen SA                          422,331   6,323,938
    Polskie Gornictwo Naftowe i Gazownictwo SA             1,617,383   2,513,899
    Powszechna Kasa Oszczednosci Bank Polski SA              967,168  13,272,814
    Powszechny Zaklad Ubezpieczen SA                          62,366   8,846,678
#   Synthos SA                                               516,152     813,518

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
POLAND -- (Continued)
    Tauron Polska Energia SA                              1,747,863 $  3,096,386
                                                                    ------------
TOTAL POLAND                                                          78,941,659
                                                                    ------------
RUSSIA -- (3.4%)
    Eurasia Drilling Co., Ltd. GDR                          132,758    3,271,104
    Gazprom OAO Sponsored ADR                             6,186,601   44,710,169
    Globaltrans Investment P.L.C. GDR                        67,227      640,717
    Lukoil OAO Sponsored ADR                                430,626   22,797,092
*   Magnitogorsk Iron & Steel Works GDR                     155,928      329,097
*   Mail.ru Group, Ltd. GDR                                  36,799    1,002,280
#*  Mechel Sponsored ADR                                    170,001      343,402
    MegaFon OAO GDR                                          50,719    1,322,669
    MMC Norilsk Nickel OJSC ADR                             424,637    7,677,083
    Novolipetsk Steel OJSC GDR                               97,820    1,140,470
    Novorossiysk Commercial Sea Port PJSC GDR                16,447       82,070
    O'Key Group SA GDR                                       33,136      292,530
    Phosagro OAO GDR                                         82,215      958,172
*   PIK Group GDR                                             2,241        5,163
    Rosneft OAO GDR                                       1,266,316    7,961,449
    Rostelecom OJSC Sponsored ADR                            59,257      771,853
    RusHydro JSC ADR                                      1,434,285    2,231,742
    Sberbank of Russia Sponsored ADR                      1,463,661   12,329,981
    Severstal OAO GDR                                       247,044    1,746,313
    Tatneft OAO Sponsored ADR                               309,269   10,637,777
    TMK OAO GDR                                              52,030      414,207
    Uralkali OJSC GDR                                       314,752    6,981,329
    VimpelCom, Ltd. Sponsored ADR                           581,995    4,888,758
    VTB Bank OJSC GDR                                     3,232,465    6,876,313
*   X5 Retail Group NV GDR                                  123,553    2,177,798
                                                                    ------------
TOTAL RUSSIA                                                         141,589,538
                                                                    ------------
SOUTH AFRICA -- (7.9%)
#   African Bank Investments, Ltd.                          709,671      841,536
    African Rainbow Minerals, Ltd.                          180,656    3,401,594
*   Anglo American Platinum, Ltd.                            80,583    3,836,963
#*  AngloGold Ashanti, Ltd. Sponsored ADR                   620,365   11,228,606
*   ArcelorMittal South Africa, Ltd.                        203,913      717,664
    Aspen Pharmacare Holdings, Ltd.                         368,286    9,816,052
    Assore, Ltd.                                             42,544    1,646,678
    AVI, Ltd.                                               294,307    1,623,897
    Barclays Africa Group, Ltd.                             395,609    5,795,302
    Barloworld, Ltd.                                        374,907    4,089,931
#   Bidvest Group, Ltd.                                     385,147   10,575,302
#   Capitec Bank Holdings, Ltd.                              53,150    1,150,296
    Coronation Fund Managers, Ltd.                          258,136    2,492,695
    Discovery, Ltd.                                         380,293    3,301,552
    Distell Group, Ltd.                                      30,883      367,091
#   Exxaro Resources, Ltd.                                  166,494    2,272,484
    FirstRand, Ltd.                                       3,475,911   12,789,231
#   Foschini Group, Ltd. (The)                              261,243    2,699,944
    Gold Fields, Ltd. Sponsored ADR                         979,444    4,143,048
    Impala Platinum Holdings, Ltd.                          756,929    8,533,074

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH AFRICA -- (Continued)
    Imperial Holdings, Ltd.                                 238,848 $  4,454,661
    Investec, Ltd.                                          361,913    3,185,350
#   Kumba Iron Ore, Ltd.                                     89,688    3,194,217
    Liberty Holdings, Ltd.                                  172,373    2,067,632
    Life Healthcare Group Holdings, Ltd.                  1,081,237    4,299,588
    Massmart Holdings, Ltd.                                 103,729    1,374,871
    Mediclinic International, Ltd.                          434,871    3,041,851
    MMI Holdings, Ltd.                                    1,850,766    4,653,139
    Mondi, Ltd.                                             212,776    3,543,062
    Mr Price Group, Ltd.                                    278,233    4,192,431
    MTN Group, Ltd.                                       1,869,995   37,515,477
    Nampak, Ltd.                                            917,727    3,423,728
    Naspers, Ltd. Class N                                   444,856   42,038,561
#   Nedbank Group, Ltd.                                     341,928    7,329,876
    Netcare, Ltd.                                         1,842,541    4,469,703
#   Pick n Pay Stores, Ltd.                                 279,886    1,599,246
    PPC, Ltd.                                                60,146      174,996
    PSG Group, Ltd.                                          61,341      607,556
    Sanlam, Ltd.                                          2,264,361   12,130,501
    Santam, Ltd.                                             36,574      738,444
    Sasol, Ltd.                                              35,602    1,995,289
    Sasol, Ltd. Sponsored ADR                               609,116   33,751,118
    Shoprite Holdings, Ltd.                                 503,929    8,430,119
    Spar Group, Ltd. (The)                                  171,619    2,016,406
    Standard Bank Group, Ltd.                             1,498,309   19,686,203
    Steinhoff International Holdings, Ltd.                2,068,052   10,746,303
    Tiger Brands, Ltd.                                      170,081    4,550,012
    Truworths International, Ltd.                           508,009    4,081,489
    Tsogo Sun Holdings, Ltd.                                288,868      755,157
#   Vodacom Group, Ltd.                                     418,672    4,996,495
    Woolworths Holdings, Ltd.                               788,404    5,365,653
                                                                    ------------
TOTAL SOUTH AFRICA                                                   331,732,074
                                                                    ------------
SOUTH KOREA -- (13.9%)
    Amorepacific Corp.                                        2,883    3,728,076
    AMOREPACIFIC Group                                        3,010    1,557,250
    BS Financial Group, Inc.                                238,870    3,657,339
#*  Celltrion, Inc.                                          56,704    2,644,166
    Cheil Industries, Inc.                                   51,812    3,308,638
*   Cheil Worldwide, Inc.                                    87,060    2,119,085
#   CJ CheilJedang Corp.                                      8,825    2,649,635
#   CJ Corp.                                                 25,178    3,049,376
#*  CJ Korea Express Co., Ltd.                                5,587      590,466
    Coway Co., Ltd.                                          50,818    4,016,732
    Daelim Industrial Co., Ltd.                              36,223    2,955,721
#*  Daewoo Engineering & Construction Co., Ltd.             133,508    1,107,539
#   Daewoo International Corp.                               43,083    1,511,127
#*  Daewoo Securities Co., Ltd.                             220,281    1,809,854
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.      109,830    3,187,570
    Dongbu Insurance Co., Ltd.                               46,663    2,579,006
    Doosan Corp.                                             13,034    1,680,048
    Doosan Heavy Industries & Construction Co., Ltd.         67,109    2,268,365

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SOUTH KOREA -- (Continued)
*   Doosan Infracore Co., Ltd.                            150,610 $ 1,821,193
    E-Mart Co., Ltd.                                       25,293   5,783,654
    Grand Korea Leisure Co., Ltd.                           7,100     296,902
#*  GS Engineering & Construction Corp.                    38,637   1,363,200
    GS Holdings                                            66,625   3,108,991
    Halla Visteon Climate Control Corp.                     4,410     184,526
    Hana Financial Group, Inc.                            316,379  11,163,769
    Hankook Tire Co., Ltd.                                 66,995   3,886,906
#   Hanwha Chemical Corp.                                  98,760   1,750,190
    Hanwha Corp.                                           47,620   1,388,075
#   Hanwha Life Insurance Co., Ltd.                       219,350   1,429,666
#   Hite Jinro Co., Ltd.                                   22,640     548,950
#   Hotel Shilla Co., Ltd.                                 29,607   2,493,245
    Hyosung Corp.                                          15,325   1,094,866
    Hyundai Department Store Co., Ltd.                     17,135   2,209,600
    Hyundai Engineering & Construction Co., Ltd.           77,500   4,195,836
    Hyundai Glovis Co., Ltd.                               11,990   2,828,124
    Hyundai Heavy Industries Co., Ltd.                     44,760   8,415,511
    Hyundai Marine & Fire Insurance Co., Ltd.              68,600   2,012,688
    Hyundai Mobis                                          67,404  19,256,211
#   Hyundai Motor Co.                                     151,763  33,838,057
#   Hyundai Steel Co.                                      79,803   5,229,037
    Hyundai Wia Corp.                                      14,396   2,373,621
    Industrial Bank of Korea                              252,200   3,106,418
    Kangwon Land, Inc.                                    114,660   3,316,538
    KB Financial Group, Inc.                              344,645  11,789,889
    KB Financial Group, Inc. ADR                           97,918   3,361,525
    KCC Corp.                                               6,039   3,011,501
#   KEPCO Engineering & Construction Co., Inc.              8,507     507,236
    KEPCO Plant Service & Engineering Co., Ltd.            12,199     792,598
    Kia Motors Corp.                                      270,079  14,984,572
    Korea Aerospace Industries, Ltd.                       34,130   1,089,329
    Korea Electric Power Corp.                            197,690   7,558,630
*   Korea Electric Power Corp. Sponsored ADR                2,700      51,678
*   Korea Gas Corp.                                        25,872   1,549,386
    Korea Investment Holdings Co., Ltd.                    32,780   1,204,014
    Korea Zinc Co., Ltd.                                    8,923   2,940,341
*   Korean Air Lines Co., Ltd.                              9,321     299,711
    KT Corp.                                               23,160     738,205
    KT Corp. Sponsored ADR                                  2,026      32,234
#   KT&G Corp.                                            100,502   8,054,435
#   Kumho Petro chemical Co., Ltd.                         15,006   1,272,424
    LG Chem, Ltd.                                          46,860  11,961,419
    LG Corp.                                              114,378   6,377,905
*   LG Display Co., Ltd.                                  143,050   3,809,951
#*  LG Display Co., Ltd. ADR                              498,050   6,629,046
#   LG Electronics, Inc.                                  118,452   7,889,609
#   LG Household & Health Care, Ltd.                        8,626   3,949,816
    LG Uplus Corp.                                        300,300   2,957,607
#   Lotte Chemical Corp.                                   21,503   3,403,974
    Lotte Confectionery Co., Ltd.                             321     550,373
    Lotte Shopping Co., Ltd.                               12,940   4,013,021

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
SOUTH KOREA -- (Continued)
    LS Corp.                                                  19,070 $  1,495,795
    Macquarie Korea Infrastructure Fund                      200,980    1,244,624
    Mando Corp.                                               10,816    1,301,141
    Naver Corp.                                               27,242   19,617,420
#   NCSoft Corp.                                              14,464    2,878,034
#*  OCI Co., Ltd.                                             16,339    2,871,114
#   Orion Corp.                                                3,321    2,537,363
    Paradise Co., Ltd.                                         5,829      217,151
    POSCO                                                     47,828   14,129,742
    POSCO ADR                                                 67,985    5,003,696
    S-1 Corp.                                                 15,382    1,169,998
#   S-Oil Corp.                                               47,441    2,776,390
    Samsung C&T Corp.                                        143,779    9,041,935
    Samsung Card Co., Ltd.                                    23,720      861,562
#   Samsung Electro-Mechanics Co., Ltd.                       81,053    5,209,385
    Samsung Electronics Co., Ltd.                             81,120  105,777,262
    Samsung Electronics Co., Ltd. GDR                         49,372   31,872,757
#*  Samsung Engineering Co., Ltd.                             27,417    2,058,100
    Samsung Fire & Marine Insurance Co., Ltd.                 37,748    8,966,310
#   Samsung Heavy Industries Co., Ltd.                       168,600    4,618,368
    Samsung Life Insurance Co., Ltd.                          59,292    5,518,326
    Samsung SDI Co., Ltd.                                     39,230    5,760,786
#   Samsung Securities Co., Ltd.                              70,938    2,710,896
#   Samsung Techwin Co., Ltd.                                 34,401    1,931,439
    Shinhan Financial Group Co., Ltd.                        374,876   16,362,733
#   Shinhan Financial Group Co., Ltd. ADR                     86,082    3,753,175
    Shinsegae Co., Ltd.                                        6,575    1,427,494
    SK C&C Co., Ltd.                                          19,871    2,727,634
    SK Holdings Co., Ltd.                                     37,523    6,655,836
*   SK Hynix, Inc.                                           512,610   19,988,432
    SK Innovation Co., Ltd.                                   69,006    7,905,282
*   SK Networks Co., Ltd.                                      5,020       46,283
    SK Telecom Co., Ltd.                                       8,002    1,656,853
*   Woori Finance Holdings Co., Ltd.                         419,590    4,602,902
#*  Woori Finance Holdings Co., Ltd. ADR                       1,223       40,365
    Woori Investment & Securities Co., Ltd.                  147,510    1,249,318
    Young Poong Corp.                                            176      202,709
                                                                     ------------
TOTAL SOUTH KOREA                                                     584,484,806
                                                                     ------------
TAIWAN -- (13.3%)
#*  Acer, Inc.                                             3,709,040    2,293,657
    Advanced Semiconductor Engineering, Inc.               6,951,929    8,095,259
#   Advanced Semiconductor Engineering, Inc. ADR              77,739      459,438
    Advantech Co., Ltd.                                      292,200    1,892,541
#   Airtac International Group                               105,000    1,129,331
    Asia Cement Corp.                                      3,097,802    4,075,454
#   Asustek Computer, Inc.                                   861,180    8,903,767
*   AU Optronics Corp.                                    15,243,873    5,795,209
*   AU Optronics Corp. Sponsored ADR                         326,626    1,228,114
#   Catcher Technology Co., Ltd.                             866,429    7,315,755
    Cathay Financial Holding Co., Ltd.                     8,568,048   12,115,089
    Cathay Real Estate Development Co., Ltd.                 839,000      486,854

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
TAIWAN -- (Continued)
    Chang Hwa Commercial Bank                              6,496,043 $ 3,776,676
    Cheng Shin Rubber Industry Co., Ltd.                   2,012,965   5,781,612
    Cheng Uei Precision Industry Co., Ltd.                   384,109     773,149
    Chicony Electronics Co., Ltd.                            639,574   1,665,553
*   China Airlines, Ltd.                                   5,286,536   1,769,329
    China Development Financial Holding Corp.             19,411,121   5,567,282
    China Life Insurance Co., Ltd.                         2,925,797   2,563,222
    China Motor Corp.                                        649,000     587,845
#   China Petrochemical Development Corp.                  2,243,613     884,634
#   China Steel Chemical Corp.                               148,000     853,935
#   China Steel Corp.                                     13,451,895  11,303,772
#   Chipbond Technology Corp.                                575,000     984,830
    Chunghwa Telecom Co., Ltd.                             1,193,000   3,730,572
#   Chunghwa Telecom Co., Ltd. ADR                           236,502   7,423,798
    Clevo Co.                                                550,075   1,013,983
    Compal Electronics, Inc.                               7,470,541   5,329,719
#   CTBC Financial Holding Co., Ltd.                      15,898,997   9,459,419
    CTCI Corp.                                               638,000   1,018,892
    Delta Electronics, Inc.                                1,992,366  12,232,479
*   E.Sun Financial Holding Co., Ltd.()                      623,678      67,122
    E.Sun Financial Holding Co., Ltd.(6433912)             6,846,651   4,141,266
    Eclat Textile Co., Ltd.                                  188,120   2,062,587
#   Epistar Corp.                                          1,230,000   2,691,676
*   Eva Airways Corp.                                      2,723,600   1,381,575
*   Evergreen Marine Corp. Taiwan, Ltd.                    2,443,249   1,389,055
    Far Eastern Department Stores, Ltd.                    1,529,993   1,425,273
    Far Eastern New Century Corp.                          4,044,335   4,144,046
    Far EasTone Telecommunications Co., Ltd.               2,054,000   4,441,128
    Farglory Land Development Co., Ltd.                      648,393   1,063,453
    Feng Hsin Iron & Steel Co.                               214,000     358,805
    Feng TAY Enterprise Co., Ltd.                            253,000     700,566
    First Financial Holding Co., Ltd.                      9,531,371   5,591,207
    Formosa Chemicals & Fibre Corp.                        3,755,518   9,094,260
    Formosa International Hotels Corp.                        31,460     370,011
    Formosa Petrochemical Corp.                            1,244,000   3,128,895
    Formosa Plastics Corp.                                 4,827,153  12,455,899
    Formosa Taffeta Co., Ltd.                                848,000     886,851
    Foxconn Technology Co., Ltd.                           1,290,237   3,210,396
    Fubon Financial Holding Co., Ltd.                      7,900,233  10,225,124
    Giant Manufacturing Co., Ltd.                            295,506   2,313,770
    Ginko International Co., Ltd.                             28,000     471,178
#   Gourmet Master Co., Ltd.                                  33,000     267,509
#*  HannStar Display Corp.                                 3,348,000   1,161,322
    Highwealth Construction Corp.                            530,200   1,183,786
#   Hiwin Technologies Corp.                                 187,173   1,782,738
    Hon Hai Precision Industry Co., Ltd.                  12,802,056  36,767,003
    Hotai Motor Co., Ltd.                                    278,000   3,261,971
#   HTC Corp.                                              1,028,235   5,287,848
    Hua Nan Financial Holdings Co., Ltd.                   7,280,828   4,101,780
#*  Innolux Corp.                                         16,126,341   5,570,849
#*  Inotera Memories, Inc.                                 3,117,000   3,201,736
    Inventec Corp.                                         3,189,551   2,941,039

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
TAIWAN -- (Continued)
    Kenda Rubber Industrial Co., Ltd.                        632,481 $ 1,471,042
    Kinsus Interconnect Technology Corp.                     552,000   2,087,145
    Largan Precision Co., Ltd.                               105,860   6,627,768
    LCY Chemical Corp.                                       434,123     446,833
    Lite-On Technology Corp.                               3,274,358   5,009,018
#   Lung Yen Life Service Corp.                              117,000     318,686
*   Macronix International                                   532,218     125,522
    MediaTek, Inc.                                         1,280,995  20,073,171
*   Medigen Biotechnology Corp.                               26,000     313,264
    Mega Financial Holding Co., Ltd.                      10,995,904   8,418,262
    Merida Industry Co., Ltd.                                210,750   1,412,953
*   Nan Kang Rubber Tire Co., Ltd.                           534,780     607,970
    Nan Ya Plastics Corp.                                  5,550,599  12,171,635
#   Novatek Microelectronics Corp.                           631,000   2,924,959
    Oriental Union Chemical Corp.                            248,000     246,603
    Pegatron Corp.                                         3,464,345   5,257,146
#   Phison Electronics Corp.                                 146,000     994,247
    Pou Chen Corp.                                         2,930,487   3,731,348
#   Powertech Technology, Inc.                               929,819   1,504,847
    President Chain Store Corp.                              696,831   5,185,199
    Quanta Computer, Inc.                                  2,622,000   7,194,188
#   Radiant Opto-Electronics Corp.                           730,170   2,943,874
    Realtek Semiconductor Corp.                              551,950   1,575,852
#   Ruentex Development Co., Ltd.                            945,351   1,675,334
    Ruentex Industries, Ltd.                                 828,182   1,969,602
#   Sanyang Industry Co., Ltd.                               776,000     710,602
#   ScinoPharm Taiwan, Ltd.                                  245,440     668,154
#   Shin Kong Financial Holding Co., Ltd.                 12,020,708   3,640,912
    Siliconware Precision Industries Co.                   3,473,324   5,146,662
    Siliconware Precision Industries Co. Sponsored ADR        67,173     498,424
    Simplo Technology Co., Ltd.                              419,000   2,182,809
    SinoPac Financial Holdings Co., Ltd.                   9,553,105   4,264,313
#   St Shine Optical Co., Ltd.                                52,000   1,104,025
#   Standard Foods Corp.                                     306,784     844,026
    Synnex Technology International Corp.                  1,493,756   2,324,667
    Taishin Financial Holding Co., Ltd.                   10,852,483   4,929,188
*   Taiwan Business Bank                                   4,885,871   1,425,597
    Taiwan Cement Corp.                                    4,294,720   6,824,040
    Taiwan Cooperative Financial Holding Co., Ltd.         8,088,371   4,302,749
    Taiwan FamilyMart Co., Ltd.                               33,000     229,804
#   Taiwan Fertilizer Co., Ltd.                            1,141,000   2,270,561
    Taiwan Glass Industry Corp.                            1,184,253   1,084,174
    Taiwan Mobile Co., Ltd.                                1,801,300   5,814,349
    Taiwan Secom Co., Ltd.                                    49,000     124,224
    Taiwan Semiconductor Manufacturing Co., Ltd.          25,188,808  98,975,776
#   Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR                                          223,463   4,491,606
    Teco Electric and Machinery Co., Ltd.                  2,803,000   3,048,149
#   Ton Yi Industrial Corp.                                  820,000     873,689
    Transcend Information, Inc.                              231,181     763,641
    Tripod Technology Corp.                                  482,870     951,760
    TSRC Corp.                                               633,300     929,963
    U-Ming Marine Transport Corp.                            551,860     929,299

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
TAIWAN -- (Continued)
    Uni-President Enterprises Corp.                        5,303,515 $  8,978,838
#   Unimicron Technology Corp.                             1,848,896    1,573,725
#   United Microelectronics Corp.                         18,189,000    7,930,679
    Vanguard International Semiconductor Corp.               999,000    1,369,019
*   Walsin Lihwa Corp.                                     3,769,000    1,238,117
    Wan Hai Lines, Ltd.                                    1,104,800      551,297
#*  Wintek Corp.                                           1,832,760      614,259
#   Wistron Corp.                                          4,093,444    3,420,498
    WPG Holdings, Ltd.                                     2,051,869    2,524,266
*   Yang Ming Marine Transport Corp.                       1,948,300      797,937
    Yuanta Financial Holding Co., Ltd.                    12,335,577    6,157,725
#   Yulon Motor Co., Ltd.                                  1,152,000    1,792,649
#   Zhen Ding Technology Holding, Ltd.                       359,700    1,044,574
                                                                     ------------
TOTAL TAIWAN                                                          559,286,107
                                                                     ------------
THAILAND -- (2.5%)
    Advanced Info Service PCL                              1,088,500    8,140,204
    Airports of Thailand PCL                                 423,700    2,553,198
    Bangkok Bank PCL(6077019)                                329,000    1,921,539
    Bangkok Bank PCL(6368360)                                575,500    3,352,341
    Bangkok Dusit Medical Services PCL                     5,300,000    2,423,980
    Bangkok Life Assurance PCL                               482,000    1,053,816
    Banpu PCL                                              1,479,200    1,371,323
    BEC World PCL                                            810,000    1,370,442
    Berli Jucker PCL                                         555,800      820,131
    Big C Supercenter PCL(6763932)                            24,600      144,438
    Big C Supercenter PCL(6368434)                           333,200    1,956,366
    Bumrungrad Hospital PCL                                  248,700      753,171
    Central Pattana PCL                                    1,308,100    1,829,157
    Central Plaza Hotel PCL                                  709,700      679,873
    Charoen Pokphand Foods PCL                             2,881,300    2,404,051
    CP ALL PCL                                             3,242,700    4,208,696
    Delta Electronics Thailand PCL                           480,400      846,193
    Electricity Generating PCL                               175,000      711,140
    Glow Energy PCL                                          445,700    1,070,864
    Home Product Center PCL                                3,844,917    1,063,412
    Indorama Ventures PCL                                  1,887,300    1,388,064
    Intouch Holdings PCL                                     488,100    1,176,508
    IRPC PCL                                              11,139,400    1,266,780
    Jasmine International PCL                              3,720,300      954,218
    Kasikornbank PCL(6364766)                                 52,000      307,726
    Kasikornbank PCL(6888794)                              1,146,600    6,962,512
    Krung Thai Bank PCL                                    6,579,087    3,679,897
    Land and Houses PCL(6581930)                             790,000      246,570
    Land and Houses PCL(6581941)                           2,961,500      906,021
    Minor International PCL                                1,542,100    1,172,301
    Pruksa Real Estate PCL                                 1,316,900      911,575
    PTT Exploration & Production PCL(B1359J0)              1,463,555    7,213,752
    PTT Exploration & Production PCL(B1359L2)                 65,409      322,396
    PTT Global Chemical PCL                                1,778,472    3,833,388
    PTT PCL                                                1,203,800   11,643,677
    Ratchaburi Electricity Generating Holding
      PCL(6362771)                                            74,600      122,758

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES      VALUE++
                                                          ---------- --------------
THAILAND -- (Continued)
    Ratchaburi Electricity Generating Holding
      PCL(6294249)                                           521,300 $      857,825
    Robinson Department Store PCL                            428,200        668,235
    Siam Cement PCL (The)(6609906)                           166,400      2,241,978
    Siam Cement PCL (The)(6609928)                           126,100      1,691,205
    Siam City Cement PCL                                     127,413      1,519,821
    Siam Commercial Bank PCL (The)                         1,203,066      6,152,887
    Siam Global House PCL                                  1,033,316        431,081
*   Thai Airways International PCL                           131,300         52,747
    Thai Oil PCL                                           1,007,500      1,626,758
    Thai Union Frozen Products PCL                           452,560        978,962
    Thaicom PCL                                              386,700        483,972
    TMB Bank PCL                                          19,412,000      1,379,716
    Total Access Communication PCL(B1YWK08)                  753,700      2,899,742
    Total Access Communication PCL(B231MK7)                  214,100        827,024
*   True Corp. PCL                                         5,807,400      1,211,371
                                                                     --------------
TOTAL THAILAND                                                          103,805,802
                                                                     --------------
TURKEY -- (1.7%)
    Akbank TAS                                             2,127,222      7,468,075
#   Anadolu Efes Biracilik Ve Malt Sanayii A.S.              223,199      2,676,901
#   Arcelik A.S.                                             303,162      1,873,906
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                 97,871        435,788
    BIM Birlesik Magazalar A.S.                              236,317      5,470,397
    Coca-Cola Icecek A.S.                                     67,443      1,583,973
*   Dogan Yayin Holding A.S.                                       1             --
    Enka Insaat ve Sanayi A.S.                               458,239      1,392,934
#   Eregli Demir ve Celik Fabrikalari TAS                  2,104,839      2,928,833
    Ford Otomotiv Sanayi A.S.                                 77,123        872,677
#   KOC Holding A.S.                                         739,097      3,312,022
#   Koza Altin Isletmeleri A.S.                               48,987        491,229
#*  Migros Ticaret A.S.                                       33,309        301,090
*   Petkim Petrokimya Holding A.S.                            80,883        115,339
#   TAV Havalimanlari Holding A.S.                           172,250      1,383,023
    Tofas Turk Otomobil Fabrikasi A.S.                       144,924        889,513
    Tupras Turkiye Petrol Rafinerileri A.S.                  123,271      2,788,741
    Turk Hava Yollari                                      1,036,101      3,326,710
#   Turk Telekomunikasyon A.S.                               563,410      1,695,828
    Turk Traktor ve Ziraat Makineleri A.S.                    12,442        358,702
#*  Turkcell Iletisim Hizmetleri A.S.                        681,855      3,982,355
#*  Turkcell Iletisim Hizmetleri A.S. ADR                     73,838      1,069,174
    Turkiye Garanti Bankasi A.S.                           2,543,390      9,369,080
    Turkiye Halk Bankasi A.S.                                731,737      4,919,917
    Turkiye Is Bankasi                                     1,910,546      4,518,419
    Turkiye Sise ve Cam Fabrikalari A.S.                     711,487        893,097
#   Turkiye Vakiflar Bankasi Tao                           1,209,629      2,540,362
#   Ulker Biskuvi Sanayi A.S.                                121,920        934,313
#   Yapi ve Kredi Bankasi A.S.                             1,011,449      2,114,654
                                                                     --------------
TOTAL TURKEY                                                             69,707,052
                                                                     --------------
TOTAL COMMON STOCKS                                                   3,740,069,234
                                                                     --------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
PREFERRED STOCKS -- (4.3%)
BRAZIL -- (4.2%)
    AES Tiete SA                                            135,998 $  1,067,978
    Alpargatas SA                                            15,085       74,419
    Banco Bradesco SA                                     2,233,995   33,253,187
    Banco do Estado do Rio Grande do Sul SA Class B         200,100    1,122,660
    Braskem SA Class A                                       73,800      503,750
    Centrais Eletricas Brasileiras SA Class B               201,800    1,141,248
    Cia Brasileira de Distribuicao Grupo Pao de Acucar       95,700    4,528,019
    Cia de Gas de Sao Paulo Class A                          22,527      495,548
    Cia de Transmissao de Energia Eletrica Paulista          37,389      413,337
    Cia Energetica de Minas Gerais                          735,624    5,605,228
    Cia Energetica de Sao Paulo Class B                     229,010    2,714,535
    Cia Paranaense de Energia                                73,900    1,058,910
*   Empresa Nacional de Comercio Redito e Participacoes
      SA                                                        380        4,942
    Gerdau SA                                               836,068    5,013,221
    Itau Unibanco Holding SA                              2,568,240   42,386,470
    Itau Unibanco Holding SA ADR                            116,961    1,913,475
    Lojas Americanas SA                                     471,267    3,569,772
    Marcopolo SA                                            290,900      533,594
    Oi SA                                                   810,058      777,453
    Petroleo Brasileiro SA                                  935,300    6,950,520
    Petroleo Brasileiro SA Sponsored ADR                  1,981,166   29,321,257
    Suzano Papel e Celulose SA Class A                      419,600    1,368,087
    Telefonica Brasil SA                                    260,184    5,465,643
*   Usinas Siderurgicas de Minas Gerais SA Class A          609,817    2,384,843
    Vale SA                                               1,529,491   18,122,728
    Vale SA Sponsored ADR                                   483,572    5,740,000
                                                                    ------------
TOTAL BRAZIL                                                         175,530,824
                                                                    ------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                           9,255       37,233
                                                                    ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                      81,066      168,070
    Banco Davivienda SA                                     114,619    1,632,362
    Bancolombia SA                                           10,827      153,188
    Grupo Aval Acciones y Valores                         1,656,267    1,120,385
    Grupo de Inversiones Suramericana SA                     71,854    1,417,360
                                                                    ------------
TOTAL COLOMBIA                                                         4,491,365
                                                                    ------------
INDIA -- (0.0%)
    Zee Entertainment Enterprises, Ltd., 6.000%           8,184,078      104,480
                                                                    ------------
TOTAL PREFERRED STOCKS                                               180,163,902
                                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   AMBEV SA Rights 05/27/14                                  1,197          134
*   Cia De Gas De Sao Paulo Comgas Rights 05/28/14              385           --
*   Klabin SA Rights 05/23/14                                22,582        1,013
                                                                    ------------
TOTAL BRAZIL                                                               1,147
                                                                    ------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES       VALUE++
                                                          ---------- --------------
HONG KONG -- (0.0%)
#*  Fosun International, Ltd. Rights 05/12/14                133,959 $          674
                                                                     --------------
PHILIPPINES -- (0.0%)
*   China Banking Corp. Rights 05/07/14                          156             19
                                                                     --------------
SOUTH KOREA -- (0.0%)
*   GS Engineering & Construction Corp. Rights 06/03/14       12,473        105,022
                                                                     --------------
THAILAND -- (0.0%)
*   LH W3 R Warrants 04/29/17                                592,300        117,142
*   LH W3 Warrants 04/29/17                                  158,000         32,225
                                                                     --------------
TOTAL THAILAND                                                              149,367
                                                                     --------------
TOTAL RIGHTS/WARRANTS                                                       256,229
                                                                     --------------
                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                            (000)       VALUE+
                                                          ---------- --------------
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@ DFA Short Term Investment Fund                       24,744,687    286,296,034
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,075,524,424)                  $4,206,785,399
                                                                     ==============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil                      $  284,053,598             --   --    $  284,053,598
   Chile                           64,710,527             --   --        64,710,527
   China                          119,688,115 $  432,550,151   --       552,238,266
   Colombia                        29,238,872             --   --        29,238,872
   Czech Republic                          --     12,511,686   --        12,511,686
   Egypt                                   --      4,201,649   --         4,201,649
   Greece                                  --     22,410,533   --        22,410,533
   Hungary                                 --     12,077,981   --        12,077,981
   India                           26,959,956    281,731,075   --       308,691,031
   Indonesia                          441,711    119,665,163   --       120,106,874
   Malaysia                                --    176,669,748   --       176,669,748
   Mexico                         216,214,648             --   --       216,214,648
   Peru                            12,233,584             --   --        12,233,584
   Philippines                        466,980     54,696,219   --        55,163,199
   Poland                                  --     78,941,659   --        78,941,659
   Russia                           5,314,230    136,275,308   --       141,589,538
   South Africa                    49,122,772    282,609,302   --       331,732,074
   South Korea                     18,871,719    565,613,087   --       584,484,806
   Taiwan                          14,168,502    545,117,605   --       559,286,107
   Thailand                       103,805,802             --   --       103,805,802
   Turkey                           1,069,174     68,637,878   --        69,707,052
Preferred Stocks
   Brazil                         175,530,824             --   --       175,530,824
   Chile                               37,233             --   --            37,233
   Colombia                         4,491,365             --   --         4,491,365
   India                              104,480             --   --           104,480
Rights/Warrants
   Brazil                                  --          1,147   --             1,147
   Hong Kong                               --            674   --               674
   Philippines                             --             19   --                19
   South Korea                             --        105,022   --           105,022
   Thailand                                --        149,367   --           149,367
Securities Lending Collateral              --    286,296,034   --       286,296,034
                               -------------- --------------   --    --------------
TOTAL                          $1,126,524,092 $3,080,261,307   --    $4,206,785,399
                               ============== ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2014
                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                          --------- ------------
COMMON STOCKS -- (95.2%)
Consumer Discretionary -- (16.9%)
*   1-800-Flowers.com, Inc. Class A                          44,330 $    241,599
    Aaron's, Inc.                                             4,830      142,340
#   AH Belo Corp. Class A                                    14,556      167,540
#*  ALCO Stores, Inc.                                           700        7,063
#   Arctic Cat, Inc.                                          3,436      140,498
#*  Ascent Capital Group, Inc. Class A                        8,564      588,946
#   Autoliv, Inc.                                             9,404      959,020
*   Ballantyne Strong, Inc.                                   9,030       40,816
#*  Barnes & Noble, Inc.                                     12,200      200,080
    Bassett Furniture Industries, Inc.                        2,900       39,991
#   Beasley Broadcasting Group, Inc. Class A                  9,471       72,927
*   Beazer Homes USA, Inc.                                   12,516      237,303
#   bebe stores, Inc.                                        19,551       98,733
    Best Buy Co., Inc.                                      197,800    5,128,954
    Big 5 Sporting Goods Corp.                                8,501      103,797
*   Biglari Holdings, Inc.                                    1,953      837,876
#   Bob Evans Farms, Inc.                                    52,387    2,455,379
#   Bon-Ton Stores, Inc. (The)                                2,986       32,846
*   Books-A-Million, Inc.                                    14,887       35,133
    Brown Shoe Co., Inc.                                     74,697    1,762,102
*   Build-A-Bear Workshop, Inc.                              25,874      290,306
#*  Cabela's, Inc.                                           53,051    3,480,676
#*  Cache, Inc.                                              26,610       70,783
#   Callaway Golf Co.                                       122,359    1,065,747
#*  Cambium Learning Group, Inc.                             37,733       84,522
*   Canterbury Park Holding Corp.                             2,755       30,994
    Carnival Corp.                                          489,649   19,248,102
#   Carriage Services, Inc.                                  20,916      336,538
*   Cavco Industries, Inc.                                    7,600      592,420
    CBS Corp. Class A                                        28,263    1,643,493
    CBS Corp. Class B                                       201,625   11,645,860
*   Christopher & Banks Corp.                                56,231      350,881
    Churchill Downs, Inc.                                     7,682      674,710
*   Citi Trends, Inc.                                         3,415       58,021
*   Coast Distribution System, Inc. (The)                       547        1,750
    Columbia Sportswear Co.                                   4,317      371,176
    Comcast Corp. Class A                                 3,446,875  178,410,250
    Comcast Corp. Special Class A                         1,088,341   55,538,041
#*  Conn's, Inc.                                             25,450    1,125,653
    Core-Mark Holding Co., Inc.                              24,059    1,937,712
#*  Corinthian Colleges, Inc.                                36,345       41,797
    CSS Industries, Inc.                                     13,050      312,809
#   CST Brands, Inc.                                         50,181    1,637,406
    Culp, Inc.                                               10,036      181,150
#*  dELiA*s, Inc.                                            22,143       18,711
#*  Delta Apparel, Inc.                                       7,532      114,712
    Destination Maternity Corp.                                 200        4,932
#*  Destination XL Group, Inc.                               15,601       84,245
    DeVry Education Group, Inc.                               8,757      394,328
    Dillard's, Inc. Class A                                 120,300   11,780,979
*   Discovery Communications, Inc. Class B                    3,762      282,601

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
*   Dixie Group, Inc. (The)                                11,800 $   177,826
#*  Dorman Products, Inc.                                  20,712   1,191,976
*   Dover Downs Gaming & Entertainment, Inc.                5,935       8,606
    Dover Motorsports, Inc.                                15,098      35,329
#   DR Horton, Inc.                                       208,125   4,637,025
#*  DreamWorks Animation SKG, Inc. Class A                 46,429   1,115,689
#*  Education Management Corp.                             13,202      52,412
#   Educational Development Corp.                           1,679       6,515
    Escalade, Inc.                                            277       4,077
#*  EW Scripps Co. Class A                                 41,061     703,375
*   Federal-Mogul Holdings Corp.                           38,585     664,434
#*  Flanigan's Enterprises, Inc.                              865      12,067
    Flexsteel Industries, Inc.                              2,068      70,974
    Foot Locker, Inc.                                      15,700     730,521
    Fred's, Inc. Class A                                   47,275     861,350
    Frisch's Restaurants, Inc.                                600      14,208
#*  FTD Cos., Inc.                                         24,893     755,254
#*  Fuel Systems Solutions, Inc.                            3,398      35,611
*   Full House Resorts, Inc.                                2,574       5,135
#*  G-III Apparel Group, Ltd.                              11,394     817,747
*   Gaiam, Inc. Class A                                     5,988      44,191
#   GameStop Corp. Class A                                104,752   4,156,559
#*  Gaming Partners International Corp.                       500       4,225
    Gannett Co., Inc.                                     119,639   3,250,592
    General Motors Co.                                    674,707  23,263,897
#*  Genesco, Inc.                                           7,056     538,867
    Graham Holdings Co. Class B                             5,780   3,879,709
#*  Gray Television, Inc.                                  46,874     527,333
#   Group 1 Automotive, Inc.                               57,936   4,178,924
*   Hallwood Group, Inc. (The)                                296       3,629
    Harte-Hanks, Inc.                                      12,432      99,953
*   Hastings Entertainment, Inc.                              300         885
    Haverty Furniture Cos., Inc.                           33,479     855,054
*   Helen of Troy, Ltd.                                    64,389   4,037,190
#*  hhgregg, Inc.                                          36,388     313,665
*   Hollywood Media Corp.                                  19,037      23,796
#   Hooker Furniture Corp.                                 14,814     205,174
*   Hyatt Hotels Corp. Class A                             14,601     821,744
#*  Iconix Brand Group, Inc.                               95,618   4,063,765
    International Speedway Corp. Class A                   24,844     781,095
*   Isle of Capri Casinos, Inc.                            15,434     104,951
#   JAKKS Pacific, Inc.                                    13,103     114,782
*   Jarden Corp.                                          162,075   9,262,586
#*  JC Penney Co., Inc.                                    85,215     726,032
#   Johnson Outdoors, Inc. Class A                         15,588     326,257
*   Journal Communications, Inc. Class A                   77,674     622,945
#   KB Home                                                30,800     508,508
    Kohl's Corp.                                           14,353     786,401
    La-Z-Boy, Inc.                                         56,332   1,364,924
*   Lakeland Industries, Inc.                              11,757      83,475
#*  Lands' End, Inc.                                       21,055     582,171
#*  Lee Enterprises, Inc.                                  38,128     153,275

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#   Lennar Corp. Class A                                  224,100 $ 8,648,019
    Lennar Corp. Class B                                    7,868     255,867
*   Liberty Interactive Corp. Class A                     882,463  25,644,375
#*  Liberty Interactive Corp. Class B                      35,706   1,075,643
*   Liberty Media Corp. Class A                            96,383  12,501,839
*   Liberty Media Corp. Class B                             7,622     956,142
*   Liberty Ventures Series A                              76,802   4,457,588
*   Liberty Ventures Series B                               3,570     212,754
#*  Life Time Fitness, Inc.                                13,317     639,216
    Lifetime Brands, Inc.                                  16,431     313,832
    Lithia Motors, Inc. Class A                            34,933   2,594,823
*   Live Nation Entertainment, Inc.                       145,347   3,034,845
*   Loral Space & Communications, Inc.                     26,050   1,875,339
    Lowe's Cos., Inc.                                     139,546   6,406,557
#*  Luby's, Inc.                                           44,415     240,729
*   M/I Homes, Inc.                                        37,930     844,701
*   Madison Square Garden Co. (The) Class A                29,558   1,613,867
    Marcus Corp. (The)                                     18,899     316,180
*   MarineMax, Inc.                                        29,164     468,374
*   Marriott Vacations Worldwide Corp.                        662      36,066
*   Martha Stewart Living Omnimedia, Inc. Class A             980       3,832
#   Matthews International Corp. Class A                    3,202     129,201
#*  McClatchy Co. (The) Class A                            60,603     332,104
#   MDC Holdings, Inc.                                     18,400     507,840
#*  Media General, Inc. Class A                            25,196     386,003
    Men's Wearhouse, Inc. (The)                            52,860   2,504,507
#   Meredith Corp.                                         32,676   1,440,031
*   Meritage Homes Corp.                                   28,156   1,086,258
*   MGM Resorts International                             251,100   6,335,253
*   Modine Manufacturing Co.                               14,650     241,432
*   Mohawk Industries, Inc.                                98,740  13,074,163
*   Monarch Casino & Resort, Inc.                           1,103      17,692
*   Motorcar Parts of America, Inc.                        13,074     358,751
    Movado Group, Inc.                                     36,900   1,449,432
*   MTR Gaming Group, Inc.                                 24,536     124,152
*   Multimedia Games Holding Co., Inc.                     23,224     678,141
*   Murphy USA, Inc.                                       47,356   2,012,630
    NACCO Industries, Inc. Class A                          6,832     366,127
*   New York & Co., Inc.                                    6,926      29,020
*   News Corp. Class A                                    402,247   6,846,244
#*  News Corp. Class B                                     99,903   1,652,396
#*  Office Depot, Inc.                                    181,609     742,781
*   Orient-Express Hotels, Ltd. Class A                    75,198     985,094
#*  Pacific Sunwear of California, Inc.                    43,900     126,432
*   Penn National Gaming, Inc.                             63,446     708,057
    Penske Automotive Group, Inc.                          43,845   2,010,732
*   Pep Boys-Manny, Moe & Jack (The)                       75,098     767,502
*   Perfumania Holdings, Inc.                                 537       3,560
*   Perry Ellis International, Inc.                        21,492     324,529
#*  Pinnacle Entertainment, Inc.                           71,930   1,673,811
    PulteGroup, Inc.                                      143,221   2,633,834
    PVH Corp.                                              31,964   4,013,719

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Consumer Discretionary -- (Continued)
#*  Quiksilver, Inc.                                         74,010 $    475,144
#*  Radio One, Inc. Class D                                  13,955       63,077
#*  RadioShack Corp.                                         46,847       66,991
*   Red Lion Hotels Corp.                                     8,907       51,215
#*  Red Robin Gourmet Burgers, Inc.                          31,175    2,119,276
#   Regis Corp.                                              54,292      713,397
#   Rent-A-Center, Inc.                                      76,435    2,232,666
#*  Rick's Cabaret International, Inc.                       12,026      121,463
    Rocky Brands, Inc.                                        8,729      127,793
    Royal Caribbean Cruises, Ltd.                           322,500   17,134,425
#*  Ruby Tuesday, Inc.                                       70,361      542,483
#   Saga Communications, Inc. Class A                         8,693      385,100
#   Salem Communications Corp. Class A                       10,922       96,223
#   Scholastic Corp.                                         30,900    1,016,919
*   Scientific Games Corp. Class A                           41,635      498,787
#*  Sears Holdings Corp.                                     70,001    3,066,744
    Service Corp. International                             274,069    5,144,275
#*  Shiloh Industries, Inc.                                  24,793      489,414
    Shoe Carnival, Inc.                                      33,450      763,998
*   Sizmek, Inc.                                              8,748       83,806
*   Skechers U.S.A., Inc. Class A                            49,610    2,033,514
    Spartan Motors, Inc.                                     16,820       89,314
#   Speedway Motorsports, Inc.                               52,187      949,282
*   Sport Chalet, Inc. Class A                                  875          989
*   Sport Chalet, Inc. Class B                                  299          380
#   Stage Stores, Inc.                                       53,575    1,027,568
    Standard Motor Products, Inc.                            37,342    1,418,623
*   Stanley Furniture Co., Inc.                              15,798       46,130
#   Staples, Inc.                                           497,525    6,219,062
*   Starz                                                    84,255    2,718,909
*   Starz Class B                                             7,622      246,267
    Stein Mart, Inc.                                         22,915      286,438
*   Steiner Leisure, Ltd.                                     2,225       96,053
*   Stoneridge, Inc.                                         19,361      206,969
    Strattec Security Corp.                                   5,224      349,015
#   Superior Industries International, Inc.                  37,089      784,061
#   Superior Uniform Group, Inc.                              8,978      145,982
#*  Systemax, Inc.                                           11,750      203,158
#*  Tandy Leather Factory, Inc.                                 500        4,895
    Time Warner Cable, Inc.                                 693,942   98,165,035
    Time Warner, Inc.                                     1,534,860  102,006,796
*   Toll Brothers, Inc.                                     203,299    6,960,958
#   Trans World Entertainment Corp.                           5,781       18,904
#*  Tuesday Morning Corp.                                    60,500      845,790
    Twenty-First Century Fox, Inc. Class A                1,287,383   41,222,004
    Twenty-First Century Fox, Inc. Class B                  550,972   17,256,443
*   Unifi, Inc.                                              43,422      961,363
*   Universal Electronics, Inc.                               3,206      119,744
    Vail Resorts, Inc.                                       11,600      803,068
#*  Valuevision Media, Inc. Class A                           3,998       18,711
#*  VOXX International Corp.                                 24,496      287,828
    Walt Disney Co. (The)                                    26,220    2,080,295

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Consumer Discretionary -- (Continued)
#   Wendy's Co. (The)                                       242,704 $  2,016,870
*   West Marine, Inc.                                        26,468      283,208
#*  Wet Seal, Inc. (The) Class A                             13,619       15,389
    Whirlpool Corp.                                          30,049    4,608,916
    Wyndham Worldwide Corp.                                 144,114   10,281,093
#*  Zale Corp.                                               23,799      509,061
                                                                    ------------
Total Consumer Discretionary                                         848,874,230
                                                                    ------------
Consumer Staples -- (7.0%)
#   Alico, Inc.                                                 960       33,523
*   Alliance One International, Inc.                         35,084       90,166
#   Andersons, Inc. (The)                                    23,660    1,473,781
    Archer-Daniels-Midland Co.                              813,476   35,573,306
    Beam, Inc.                                              131,553   10,980,729
#*  Boulder Brands, Inc.                                     76,099    1,123,221
    Bunge, Ltd.                                             121,368    9,666,961
    CCA Industries, Inc.                                      8,323       25,219
#*  Central Garden and Pet Co.                               25,184      204,746
*   Central Garden and Pet Co. Class A                       54,453      450,326
*   Chiquita Brands International, Inc.                      69,284      795,380
*   Constellation Brands, Inc. Class A                      249,042   19,883,513
*   Constellation Brands, Inc. Class B                       12,715    1,003,341
#*  Craft Brew Alliance, Inc.                                 9,754      146,017
    CVS Caremark Corp.                                    1,510,745  109,861,376
#*  Farmer Bros. Co.                                          6,695      131,959
#   Fresh Del Monte Produce, Inc.                            39,437    1,139,335
#   Griffin Land & Nurseries, Inc.                            1,500       43,800
#*  Hain Celestial Group, Inc. (The)                         43,646    3,754,429
    Ingles Markets, Inc. Class A                             11,437      262,937
    Ingredion, Inc.                                          62,117    4,376,143
    JM Smucker Co. (The)                                    108,204   10,461,163
#   John B. Sanfilippo & Son, Inc.                           10,428      240,365
    Kraft Foods Group, Inc.                                 209,706   11,923,883
#*  Mannatech, Inc.                                             717       11,666
#   MGP Ingredients, Inc.                                     4,788       27,962
#   Molson Coors Brewing Co. Class A                          1,908      114,289
    Molson Coors Brewing Co. Class B                        186,550   11,187,404
    Mondelez International, Inc. Class A                  2,081,099   74,191,179
*   Nutraceutical International Corp.                        14,615      364,206
#   Oil-Dri Corp. of America                                  5,047      169,125
*   Omega Protein Corp.                                      25,852      293,679
*   Pantry, Inc. (The)                                       22,475      338,024
*   Post Holdings, Inc.                                      50,201    2,623,504
    Safeway, Inc.                                           157,807    5,374,906
#   Sanderson Farms, Inc.                                    16,100    1,324,547
*   Seaboard Corp.                                            1,812    4,417,656
*   Seneca Foods Corp. Class A                                6,301      178,948
*   Seneca Foods Corp. Class B                                  300        9,162
#   Snyder's-Lance, Inc.                                     28,337      752,631
    Spartan Stores, Inc.                                     34,281      738,413
    Spectrum Brands Holdings, Inc.                           46,130    3,544,168
#*  Susser Holdings Corp.                                    12,360      956,417

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Consumer Staples -- (Continued)
*   TreeHouse Foods, Inc.                                    24,190 $  1,810,380
    Tyson Foods, Inc. Class A                               405,030   16,999,109
#   Universal Corp.                                          22,290    1,216,365
#   Weis Markets, Inc.                                       11,602      534,736
                                                                    ------------
Total Consumer Staples                                               350,824,095
                                                                    ------------
Energy -- (16.2%)
    Adams Resources & Energy, Inc.                            6,004      432,648
    Alon USA Energy, Inc.                                    33,484      545,454
#*  Alpha Natural Resources, Inc.                           170,794      734,414
    Anadarko Petroleum Corp.                                845,068   83,678,633
    Apache Corp.                                            289,715   25,147,262
#*  Approach Resources, Inc.                                  6,883      142,822
#   Arch Coal, Inc.                                          60,743      278,203
*   Atwood Oceanics, Inc.                                     4,600      227,976
    Baker Hughes, Inc.                                       84,672    5,918,573
*   Barnwell Industries, Inc.                                 8,038       24,717
#*  Bill Barrett Corp.                                       51,500    1,219,520
    Bolt Technology Corp.                                     9,574      161,609
#   Bristow Group, Inc.                                      43,589    3,347,635
#*  C&J Energy Services, Inc.                                37,416    1,124,725
    Cabot Oil & Gas Corp.                                       568       22,311
*   Callon Petroleum Co.                                     13,214      121,305
    Chesapeake Energy Corp.                                 624,655   17,958,831
    Chevron Corp.                                           696,706   87,450,537
*   Cloud Peak Energy, Inc.                                  33,115      652,034
#   Comstock Resources, Inc.                                 32,421      901,304
    ConocoPhillips                                        1,766,829  131,293,063
*   Contango Oil & Gas Co.                                    1,064       51,115
#   Dawson Geophysical Co.                                   17,055      481,974
    Delek US Holdings, Inc.                                  52,256    1,671,669
#   Denbury Resources, Inc.                                 289,460    4,868,717
    Devon Energy Corp.                                       42,463    2,972,410
#*  Emerald Oil, Inc.                                        32,065      226,700
#*  Endeavour International Corp.                             4,300       14,792
    EOG Resources, Inc.                                      12,090    1,184,820
*   EPL Oil & Gas, Inc.                                      27,489    1,075,919
*   Era Group, Inc.                                          36,653    1,046,443
#*  Escalera Resources Co.                                    7,844       21,414
#   Exterran Holdings, Inc.                                  69,200    2,976,984
    Exxon Mobil Corp.                                       510,224   52,252,040
#   Green Plains Renewable Energy, Inc.                      26,534      793,367
    Gulf Island Fabrication, Inc.                            15,018      301,261
    Gulfmark Offshore, Inc. Class A                          35,505    1,598,080
#*  Harvest Natural Resources, Inc.                          48,645      219,389
*   Helix Energy Solutions Group, Inc.                      103,010    2,476,360
    Helmerich & Payne, Inc.                                 108,670   11,806,995
#*  Hercules Offshore, Inc.                                 107,413      480,136
    Hess Corp.                                              378,130   33,714,071
*   HKN, Inc.                                                   564       35,253
    HollyFrontier Corp.                                      26,505    1,393,898
#*  Hornbeck Offshore Services, Inc.                         29,719    1,231,258

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Energy -- (Continued)
*   Key Energy Services, Inc.                              49,745 $   499,440
    Knightsbridge Tankers, Ltd.                            14,861     177,589
#*  Magnum Hunter Resources Corp.                          82,198     698,683
    Marathon Oil Corp.                                    903,937  32,677,323
    Marathon Petroleum Corp.                              451,968  42,010,426
#*  Matador Resources Co.                                   6,400     183,808
*   Matrix Service Co.                                     15,423     477,650
#*  McDermott International, Inc.                          63,698     460,537
    Murphy Oil Corp.                                      189,426  12,015,291
    Nabors Industries, Ltd.                               272,782   6,961,397
    National Oilwell Varco, Inc.                          250,948  19,706,946
*   Natural Gas Services Group, Inc.                       15,026     461,148
*   Newfield Exploration Co.                               48,506   1,641,928
#*  Newpark Resources, Inc.                                97,395   1,172,636
    Noble Corp. P.L.C.                                     74,243   2,287,427
    Noble Energy, Inc.                                    133,794   9,603,733
#*  Northern Oil and Gas, Inc.                             16,372     252,620
    Occidental Petroleum Corp.                            114,368  10,950,736
#*  Overseas Shipholding Group, Inc.                        2,355      13,424
*   Parker Drilling Co.                                   142,573     945,259
    Patterson-UTI Energy, Inc.                            152,325   4,955,132
*   PDC Energy, Inc.                                       24,103   1,534,638
#*  Penn Virginia Corp.                                    35,279     587,043
*   PHI, Inc. Non-Voting                                   21,843     978,566
#*  PHI, Inc. Voting                                        1,099      46,488
    Phillips 66                                           883,414  73,517,713
*   Pioneer Energy Services Corp.                          98,221   1,470,368
    Pioneer Natural Resources Co.                          88,400  17,085,068
    QEP Resources, Inc.                                    33,043   1,014,090
*   Renewable Energy Group, Inc.                            2,882      33,921
*   REX American Resources Corp.                            4,050     264,708
*   Rex Energy Corp.                                       35,100     739,206
*   Rowan Cos. P.L.C. Class A                             121,858   3,767,849
#*  SEACOR Holdings, Inc.                                  36,653   3,056,494
#   SemGroup Corp. Class A                                  4,727     301,961
#   Ship Finance International, Ltd.                       40,467     713,433
*   Stone Energy Corp.                                      1,115      54,691
    Superior Energy Services, Inc.                         75,686   2,491,583
#*  Swift Energy Co.                                       34,900     430,317
    Teekay Corp.                                           37,720   2,116,469
#*  Tesco Corp.                                             3,745      74,900
    Tesoro Corp.                                          168,807   9,502,146
*   TETRA Technologies, Inc.                               25,510     318,875
*   TGC Industries, Inc.                                    1,787       9,042
    Tidewater, Inc.                                        49,127   2,502,038
#   Transocean, Ltd.                                      274,265  11,812,594
#*  Triangle Petroleum Corp.                                7,779      74,834
*   Unit Corp.                                             57,000   3,759,150
    Valero Energy Corp.                                   605,899  34,639,246
*   Weatherford International, Ltd.                       281,383   5,909,043
#   Western Refining, Inc.                                 68,485   2,979,098
*   Whiting Petroleum Corp.                                16,007   1,180,036

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Energy -- (Continued)
*   Willbros Group, Inc.                                     18,620 $    206,868
                                                                    ------------
Total Energy                                                         815,604,250
                                                                    ------------
Financials -- (17.8%)
    1st Source Corp.                                         41,187    1,214,605
#   1st United Bancorp, Inc.                                    863        6,317
    ACE, Ltd.                                                46,348    4,742,327
    Alexander & Baldwin, Inc.                                66,838    2,493,726
*   Alleghany Corp.                                           2,626    1,071,355
    Allied World Assurance Co. Holdings AG                   25,477    2,743,618
    Allstate Corp. (The)                                    157,339    8,960,456
*   American Capital, Ltd.                                  422,803    6,337,817
#   American Equity Investment Life Holding Co.              88,700    2,068,484
    American Financial Group, Inc.                          173,596   10,143,214
*   American Independence Corp.                                 173        1,891
    American International Group, Inc.                      899,581   47,794,738
    American National Insurance Co.                          37,287    4,191,432
*   Ameris Bancorp                                           12,022      255,708
    AmeriServ Financial, Inc.                                33,075      115,101
    Argo Group International Holdings, Ltd.                  42,675    1,895,623
    Aspen Insurance Holdings, Ltd.                          102,623    4,698,081
#   Associated Banc-Corp                                     31,434      551,667
#   Assurant, Inc.                                           65,820    4,436,926
    Assured Guaranty, Ltd.                                  122,989    2,940,667
*   Asta Funding, Inc.                                        7,527       61,496
    Astoria Financial Corp.                                  19,344      256,501
#*  Atlanticus Holdings Corp.                                19,218       46,700
#*  AV Homes, Inc.                                           15,767      270,089
    Axis Capital Holdings, Ltd.                                 800       36,600
#   Baldwin & Lyons, Inc. Class A                               300        7,089
    Baldwin & Lyons, Inc. Class B                             6,556      170,522
    Banc of California, Inc.                                    810       10,182
*   Bancorp, Inc.                                               459        7,261
    Bank Mutual Corp.                                        51,232      308,417
    Bank of America Corp.                                 6,542,656   99,055,812
    Bank of New York Mellon Corp. (The)                     491,755   16,655,742
#   BankFinancial Corp.                                      39,867      392,291
    Banner Corp.                                              7,943      314,066
    BCB Bancorp, Inc.                                         1,059       14,085
    Berkshire Hills Bancorp, Inc.                            25,980      608,711
*   BofI Holding, Inc.                                        8,208      661,647
*   Capital Bank Financial Corp. Class A                        233        5,557
#   Capital City Bank Group, Inc.                            16,844      234,132
    Capital One Financial Corp.                             356,632   26,355,105
    Capital Southwest Corp.                                  27,628      969,743
    Cathay General Bancorp                                   17,730      418,428
    Centerstate Banks, Inc.                                     747        8,195
#   Century Bancorp, Inc. Class A                               495       16,582
    Chicopee Bancorp, Inc.                                    1,000       17,330
    CIT Group, Inc.                                          39,411    1,696,644
    Citigroup, Inc.                                       2,248,344  107,718,161
    Citizens Community Bancorp, Inc.                         10,355       83,151

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    CME Group, Inc.                                       414,385 $29,168,560
    CNA Financial Corp.                                   277,671  11,370,627
    CNO Financial Group, Inc.                             301,264   5,196,804
    Codorus Valley Bancorp, Inc.                              126       2,690
*   Community West Bancshares                                 400       2,772
*   Cowen Group, Inc. Class A                              15,961      65,600
    Donegal Group, Inc. Class A                            27,472     405,487
#   Donegal Group, Inc. Class B                               300       6,474
*   E*TRADE Financial Corp.                                89,699   2,013,743
    East West Bancorp, Inc.                                   671      23,156
*   Eastern Virginia Bankshares, Inc.                         307       2,072
    EMC Insurance Group, Inc.                              18,341     605,070
#*  Encore Capital Group, Inc.                                627      27,099
    Endurance Specialty Holdings, Ltd.                     76,288   3,876,956
    Enterprise Financial Services Corp.                     3,235      57,809
#   ESB Financial Corp.                                       432       5,452
    ESSA Bancorp, Inc.                                      8,217      85,375
    Evans Bancorp, Inc.                                     1,681      37,949
    Everest Re Group, Ltd.                                 34,913   5,517,301
#*  Farmers Capital Bank Corp.                                302       6,309
    FBL Financial Group, Inc. Class A                      24,660   1,102,549
#   Federal Agricultural Mortgage Corp. Class A               177       4,872
    Federal Agricultural Mortgage Corp. Class C             9,200     327,336
    Federated National Holding Co.                         13,665     265,511
    Fidelity National Financial, Inc. Class A              46,321   1,490,610
#   Fidelity Southern Corp.                                 7,213      95,284
*   First Acceptance Corp.                                 39,006      93,224
#   First American Financial Corp.                         61,982   1,648,721
    First Bancorp                                          16,138     277,735
#*  First BanCorp.                                          7,500      38,550
*   First Bancshares, Inc.                                    400       3,300
    First Business Financial Services, Inc.                   482      21,791
    First Citizens BancShares, Inc. Class A                 8,627   1,940,126
#   First Commonwealth Financial Corp.                     30,547     262,399
    First Community Bancshares, Inc.                          183       2,710
    First Defiance Financial Corp.                         10,880     293,978
#   First Federal of Northern Michigan Bancorp, Inc.          900       4,473
    First Financial Holdings, Inc.                          8,549     491,311
#   First Financial Northwest, Inc.                        25,371     258,784
    First Merchants Corp.                                  46,827     993,669
    First Midwest Bancorp, Inc.                             7,168     117,340
    First Niagara Financial Group, Inc.                    77,106     687,785
#   First South Bancorp, Inc.                               2,278      18,292
    Fox Chase Bancorp, Inc.                                   351       5,855
*   Genworth Financial, Inc. Class A                       34,964     624,107
#   German American Bancorp, Inc.                           7,459     194,232
#   GFI Group, Inc.                                         2,875      10,695
#*  Gleacher & Co., Inc.                                      450       5,175
*   Global Indemnity P.L.C.                                 8,282     221,958
    Goldman Sachs Group, Inc. (The)                       143,685  22,963,737
    Great Southern Bancorp, Inc.                            1,616      46,331
#   Guaranty Bancorp                                       15,867     199,765

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
*   Guaranty Federal Bancshares, Inc.                         1,684 $    21,286
*   Hallmark Financial Services, Inc.                        25,666     215,594
#   Hampden Bancorp, Inc.                                     5,886      95,647
    Hanover Insurance Group, Inc. (The)                      88,829   5,192,055
    Hartford Financial Services Group, Inc. (The)           308,762  11,075,293
    HCC Insurance Holdings, Inc.                             17,700     813,138
    Heartland Financial USA, Inc.                               465      11,299
    Heritage Commerce Corp.                                  14,483     117,602
    HF Financial Corp.                                          400       5,480
*   Hilltop Holdings, Inc.                                   26,171     584,660
#   Hingham Institution for Savings                             500      34,755
*   HMN Financial, Inc.                                       3,456      38,500
#*  Home Bancorp, Inc.                                          719      14,560
    Home Federal Bancorp, Inc.                                9,420     141,771
    HopFed Bancorp, Inc.                                      6,781      77,168
    Horace Mann Educators Corp.                              58,206   1,750,254
    Hudson City Bancorp, Inc.                                28,191     280,782
*   ICG Group, Inc.                                           1,184      24,130
#*  Imperial Holdings, Inc.                                   2,882      19,281
#   Independence Holding Co.                                 24,172     315,686
    Infinity Property & Casualty Corp.                       15,800   1,013,886
    IntercontinentalExchange Group, Inc.                      1,479     302,367
    International Bancshares Corp.                              800      18,368
#*  Intervest Bancshares Corp. Class A                        2,078      15,730
*   Investment Technology Group, Inc.                        23,677     488,693
#   Investors Title Co.                                       1,169      82,718
#   Janus Capital Group, Inc.                                24,840     301,309
    JPMorgan Chase & Co.                                  1,591,818  89,109,972
    Kemper Corp.                                             67,002   2,640,549
#   Kentucky First Federal Bancorp                            2,800      24,052
    KeyCorp                                                 526,210   7,177,504
    Lakeland Bancorp, Inc.                                    8,324      86,903
#   Landmark Bancorp, Inc.                                    1,968      38,022
#   Legg Mason, Inc.                                         93,283   4,374,040
    Lincoln National Corp.                                  378,093  18,341,291
    LNB Bancorp, Inc.                                        13,395     152,435
    Loews Corp.                                             243,798  10,719,798
#   Louisiana Bancorp, Inc.                                   5,606     109,317
#   Macatawa Bank Corp.                                      18,892      92,004
*   Magyar Bancorp, Inc.                                        500       4,135
#   Maiden Holdings, Ltd.                                     5,792      68,346
    MainSource Financial Group, Inc.                         45,000     743,850
    Marlin Business Services Corp.                           14,241     244,518
    MB Financial, Inc.                                       19,678     528,157
#*  MBIA, Inc.                                               82,267     997,076
#*  MBT Financial Corp.                                      24,724     121,889
#   MCG Capital Corp.                                        11,930      40,085
#   Meadowbrook Insurance Group, Inc.                        26,353     147,577
#   Medallion Financial Corp.                                 9,550     129,880
#   Mercantile Bank Corp.                                     4,422      86,273
#   Meta Financial Group, Inc.                                1,083      45,389
    MetLife, Inc.                                         1,125,923  58,942,069

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
*   Metro Bancorp, Inc.                                      26,598 $   543,131
#*  MGIC Investment Corp.                                    72,733     625,504
    MicroFinancial, Inc.                                      5,900      46,433
    MidWestOne Financial Group, Inc.                            346       8,522
#   Montpelier Re Holdings, Ltd.                             38,746   1,184,853
    Morgan Stanley                                        1,476,248  45,660,351
    MutualFirst Financial, Inc.                               2,300      43,240
    NASDAQ OMX Group, Inc. (The)                             42,129   1,554,560
    National Western Life Insurance Co. Class A                 900     209,925
*   Navigators Group, Inc. (The)                              3,685     209,934
*   New Century Bancorp, Inc.                                   600       4,446
#   New Hampshire Thrift Bancshares, Inc.                     3,667      54,088
*   NewBridge Bancorp                                        11,413      87,766
#*  NewStar Financial, Inc.                                  41,166     470,116
*   North Valley Bancorp                                        907      20,498
    Northeast Community Bancorp, Inc.                        18,190     132,423
    Northrim BanCorp, Inc.                                    5,734     137,559
    OFG Bancorp                                              30,191     515,058
    Old Republic International Corp.                        280,714   4,648,624
*   Old Second Bancorp, Inc.                                  4,874      23,200
    Oppenheimer Holdings, Inc. Class A                        3,097      78,850
*   Pacific Mercantile Bancorp                               16,236     106,346
    PacWest Bancorp                                           1,076      42,362
    Park Sterling Corp.                                       3,253      21,242
    PartnerRe, Ltd.                                          52,224   5,504,410
#   People's United Financial, Inc.                          68,700     981,036
    Peoples Bancorp of North Carolina, Inc.                     250       4,300
    Peoples Bancorp, Inc.                                    17,608     459,041
#*  PHH Corp.                                                91,804   2,182,181
#*  Phoenix Cos., Inc. (The)                                  2,631     115,817
    Pinnacle Financial Partners, Inc.                        23,924     827,053
*   Piper Jaffray Cos.                                          312      13,684
    Platinum Underwriters Holdings, Ltd.                     21,715   1,361,748
*   Popular, Inc.                                            56,536   1,746,962
*   Porter Bancorp, Inc.                                      1,737       1,876
#*  Portfolio Recovery Associates, Inc.                      28,203   1,611,801
    Premier Financial Bancorp, Inc.                           4,434      63,406
    Principal Financial Group, Inc.                         217,722  10,198,098
    Protective Life Corp.                                    98,037   5,014,593
    Provident Financial Holdings, Inc.                          544       7,654
    Provident Financial Services, Inc.                       21,059     366,005
    Prudential Financial, Inc.                              497,625  40,148,385
    Pulaski Financial Corp.                                   4,550      47,001
    Radian Group, Inc.                                      161,945   2,263,991
    Regions Financial Corp.                               1,302,555  13,207,908
    Reinsurance Group of America, Inc.                      169,166  12,976,724
#   Renasant Corp.                                           42,102   1,146,016
#*  Republic First Bancorp, Inc.                              2,174       9,609
#   Resource America, Inc. Class A                           21,051     179,144
*   Riverview Bancorp, Inc.                                  15,319      53,310
    Safety Insurance Group, Inc.                             11,042     593,066
    Sandy Spring Bancorp, Inc.                                9,125     219,456

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
     Selective Insurance Group, Inc.                        45,200 $  1,036,888
     SI Financial Group, Inc.                                5,661       66,800
(o)* Southern Community Financial Corp.                     29,890        6,576
*    Southern First Bancshares, Inc.                         1,216       16,611
     Southwest Bancorp, Inc.                                16,974      283,466
     StanCorp Financial Group, Inc.                         15,636      955,360
     State Auto Financial Corp.                             56,823    1,162,599
     Sterling Bancorp                                       70,552      843,802
#    Stewart Information Services Corp.                     12,271      374,265
*    Stratus Properties, Inc.                                3,069       50,945
#*   Suffolk Bancorp                                           205        4,496
#*   Sun Bancorp, Inc.                                       4,075       15,485
     SunTrust Banks, Inc.                                  491,691   18,812,098
     Susquehanna Bancshares, Inc.                           97,547    1,010,587
     Symetra Financial Corp.                                20,319      419,791
     Synovus Financial Corp.                               159,578      512,245
     Teche Holding Co.                                         600       43,740
     TF Financial Corp.                                        630       19,757
     Timberland Bancorp, Inc.                                2,500       26,625
     Travelers Cos., Inc. (The)                             28,000    2,536,240
#*   Tree.com, Inc.                                          5,635      163,866
#    Trustmark Corp.                                         4,194       95,917
     Umpqua Holdings Corp.                                  34,932      580,919
#*   Unico American Corp.                                    1,900       25,099
     Union Bankshares Corp.                                 37,042      947,905
     United Bankshares, Inc.                                12,121      354,539
     United Financial Bancorp, Inc.                          6,824      120,375
     United Fire Group, Inc.                                38,612    1,074,186
*    United Security Bancshares                                396        2,233
     Unity Bancorp, Inc.                                     3,306       28,266
     Unum Group                                            517,445   17,189,523
     Validus Holdings, Ltd.                                  4,399      163,071
     Washington Federal, Inc.                                1,243       26,824
     Waterstone Financial, Inc.                              1,426       14,845
     WesBanco, Inc.                                         31,462      951,411
#    West Bancorporation, Inc.                              13,957      202,516
#    Westfield Financial, Inc.                              10,811       74,055
     Wintrust Financial Corp.                               24,224    1,085,720
     XL Group P.L.C.                                       240,766    7,548,014
*    Yadkin Financial Corp.                                  5,570      106,665
     Zions Bancorp.                                         53,325    1,542,159
*    ZipRealty, Inc.                                        10,028       33,293
                                                                   ------------
Total Financials                                                    892,533,728
                                                                   ------------
Health Care -- (9.5%)
*    Addus HomeCare Corp.                                    2,044       44,191
     Aetna, Inc.                                           558,462   39,902,110
#*   Affymetrix, Inc.                                       42,297      314,267
#*   Albany Molecular Research, Inc.                        34,587      555,467
#*   Alere, Inc.                                            74,130    2,475,942
*    Allied Healthcare Products, Inc.                        1,000        2,160
#*   Allscripts Healthcare Solutions, Inc.                 187,470    2,853,293

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
#*  Alphatec Holdings, Inc.                                   5,644 $     7,619
#*  Amedisys, Inc.                                           19,727     268,879
*   AMN Healthcare Services, Inc.                             8,600     107,328
*   Amsurg Corp.                                             30,743   1,331,479
    Analogic Corp.                                            2,988     224,339
*   AngioDynamics, Inc.                                      44,530     598,483
*   Anika Therapeutics, Inc.                                 14,671     627,039
*   Arrhythmia Research Technology, Inc.                      1,200       5,820
#*  Baxano Surgical, Inc.                                     5,997       5,098
#*  BioScrip, Inc.                                           36,570     253,064
*   BioTelemetry, Inc.                                        5,328      42,304
*   Boston Scientific Corp.                               1,204,199  15,184,949
*   Cambrex Corp.                                            43,567     892,688
#*  Capital Senior Living Corp.                              54,559   1,349,244
*   CareFusion Corp.                                        207,163   8,091,787
#*  Celldex Therapeutics, Inc.                                4,759      71,385
    Cigna Corp.                                              42,954   3,438,038
*   Community Health Systems, Inc.                          105,314   3,990,348
    CONMED Corp.                                             43,239   2,003,263
    Cooper Cos., Inc. (The)                                  13,956   1,840,936
*   Cross Country Healthcare, Inc.                           28,968     205,383
    CryoLife, Inc.                                           17,502     158,918
#*  Cumberland Pharmaceuticals, Inc.                         23,319     103,770
*   Cutera, Inc.                                             23,864     246,038
*   Cynosure, Inc. Class A                                   34,622     849,624
#   Daxor Corp.                                                 545       4,529
    Digirad Corp.                                            29,111      92,573
*   Emergent Biosolutions, Inc.                               8,678     228,752
#*  Endo International P.L.C.                                54,588   3,436,042
*   Enzo Biochem, Inc.                                       47,997     201,587
*   Exactech, Inc.                                            3,390      75,326
*   Express Scripts Holding Co.                             493,239  32,839,853
*   Five Star Quality Care, Inc.                             28,953     139,843
*   Forest Laboratories, Inc.                                78,471   7,212,270
*   Gentiva Health Services, Inc.                            31,640     238,249
*   Greatbatch, Inc.                                         41,672   1,918,162
*   Hanger, Inc.                                             16,897     585,819
#*  Harvard Apparatus Regenerative Technology, Inc.           8,026      69,425
#*  Harvard Bioscience, Inc.                                 32,107     135,492
*   Health Net, Inc.                                         44,958   1,543,408
#*  Healthways, Inc.                                         46,297     833,346
#*  Hologic, Inc.                                           305,036   6,401,181
    Humana, Inc.                                            236,814  25,990,337
*   Impax Laboratories, Inc.                                  4,700     122,905
    Invacare Corp.                                           30,851     487,446
    Kewaunee Scientific Corp.                                 1,631      27,319
    Kindred Healthcare, Inc.                                 59,114   1,483,761
*   Lannett Co., Inc.                                         3,649     126,000
*   LCA-Vision, Inc.                                            700       3,752
    LeMaitre Vascular, Inc.                                   5,100      41,871
#*  LHC Group, Inc.                                           1,418      29,466
*   LifePoint Hospitals, Inc.                                82,208   4,597,071

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES      VALUE+
                                                           --------- ------------
Health Care -- (Continued)
*    Magellan Health Services, Inc.                           17,899 $  1,033,130
(o)* Maxygen, Inc.                                            43,105        1,293
*    MedAssets, Inc.                                          44,682    1,020,090
(o)* MedCath Corp.                                            29,240       58,480
*    Medical Action Industries, Inc.                          24,509      157,103
#*   Merit Medical Systems, Inc.                              13,395      172,394
*    Misonix, Inc.                                             4,083       24,498
#*   Molina Healthcare, Inc.                                  24,941      932,793
#    National Healthcare Corp.                                 6,484      354,869
*    Natus Medical, Inc.                                      15,698      389,781
*    NuVasive, Inc.                                            2,045       68,937
     Omnicare, Inc.                                          197,388   11,699,187
*    Omnicell, Inc.                                           35,405      937,524
*    PDI, Inc.                                                14,978       70,696
     PerkinElmer, Inc.                                        76,500    3,210,705
     Pfizer, Inc.                                          3,950,849  123,582,557
*    PharMerica Corp.                                         33,305      905,563
*    Prestige Brands Holdings, Inc.                          111,489    3,737,111
#*   Repligen Corp.                                           21,271      337,145
*    RTI Surgical, Inc.                                       73,086      314,270
#*   Sciclone Pharmaceuticals, Inc.                           13,028       62,274
     Select Medical Holdings Corp.                            42,204      589,168
#*   Skilled Healthcare Group, Inc. Class A                    9,380       48,401
#*   SunLink Health Systems, Inc.                              1,750        2,643
*    SurModics, Inc.                                           5,593      121,704
*    Symmetry Medical, Inc.                                   77,051      636,441
#    Teleflex, Inc.                                           37,223    3,800,096
     Thermo Fisher Scientific, Inc.                          499,520   56,945,280
*    Triple-S Management Corp. Class B                        20,684      309,846
     UnitedHealth Group, Inc.                                 89,716    6,732,289
#    Universal American Corp.                                 84,328      604,632
*    VCA Antech, Inc.                                         69,140    2,117,758
*    WellCare Health Plans, Inc.                              18,375    1,239,761
     WellPoint, Inc.                                         504,640   50,807,155
*    Wright Medical Group, Inc.                               32,357      884,964
     Zoetis, Inc.                                            805,208   24,365,594
                                                                     ------------
Total Health Care                                                     475,187,170
                                                                     ------------
Industrials -- (13.6%)
#    AAR Corp.                                                32,906      852,265
     ABM Industries, Inc.                                     64,500    1,747,305
     Aceto Corp.                                              31,686      693,290
#    Acme United Corp.                                         1,030       17,335
     Actuant Corp. Class A                                    44,986    1,523,226
*    Adept Technology, Inc.                                   20,476      244,893
#    ADT Corp. (The)                                         197,193    5,963,116
*    AECOM Technology Corp.                                   23,177      751,398
#*   Aegion Corp.                                             83,805    2,136,189
#*   Aerovironment, Inc.                                      35,065    1,184,145
     AGCO Corp.                                               58,973    3,284,796
*    Air Transport Services Group, Inc.                        6,308       49,392
     Alamo Group, Inc.                                        22,751    1,208,533

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
Industrials -- (Continued)
     Alaska Air Group, Inc.                                   52,626 $ 4,951,054
     Albany International Corp. Class A                       20,551     739,425
     Allegion P.L.C.                                          71,036   3,505,627
     Alliant Techsystems, Inc.                                38,805   5,596,457
(o)* Allied Defense Group, Inc.                                2,645         212
     AMERCO                                                   29,431   7,360,987
#*   Ameresco, Inc. Class A                                      981       6,288
#    American Railcar Industries, Inc.                        20,003   1,389,008
*    AMREP Corp.                                               1,159       6,317
#    Apogee Enterprises, Inc.                                 36,374   1,155,602
*    ArcBest Corp.                                            12,135     478,362
     Argan, Inc.                                                  21         562
#*   Ascent Solar Technologies, Inc.                           1,951         985
     Astec Industries, Inc.                                   22,925     915,854
#*   Atlas Air Worldwide Holdings, Inc.                       36,746   1,285,743
*    Avis Budget Group, Inc.                                  94,608   4,975,435
     Baltic Trading, Ltd.                                         40         240
     Barnes Group, Inc.                                       36,400   1,402,128
     Barrett Business Services, Inc.                          12,955     653,062
#*   BlueLinx Holdings, Inc.                                  17,052      22,338
     Brady Corp. Class A                                      38,500     992,915
#    Briggs & Stratton Corp.                                  41,033     876,875
#*   Builders FirstSource, Inc.                               12,182      95,629
#*   CAI International, Inc.                                  17,082     371,534
*    Casella Waste Systems, Inc. Class A                      14,362      73,246
#*   CBIZ, Inc.                                               38,149     326,937
     CDI Corp.                                                39,837     610,303
#    Ceco Environmental Corp.                                  3,773      59,953
     Celadon Group, Inc.                                      24,642     567,012
#    Chicago Rivet & Machine Co.                                 700      27,125
     CIRCOR International, Inc.                                6,849     556,207
*    Columbus McKinnon Corp.                                  17,542     464,688
     Comfort Systems USA, Inc.                                44,560     668,400
#    Compx International, Inc.                                   500       4,600
     Courier Corp.                                             8,245     119,800
     Covanta Holding Corp.                                    94,292   1,739,687
*    Covenant Transportation Group, Inc. Class A               7,080      72,570
#*   CPI Aerostructures, Inc.                                  4,626      62,312
*    CRA International, Inc.                                   7,613     165,735
     CSX Corp.                                             1,242,950  35,076,049
     Curtiss-Wright Corp.                                     46,353   2,963,811
*    DigitalGlobe, Inc.                                       21,971     654,296
     Douglas Dynamics, Inc.                                   30,234     510,048
*    Ducommun, Inc.                                           16,645     403,974
*    Dycom Industries, Inc.                                   39,867   1,251,824
     Dynamic Materials Corp.                                   1,436      29,007
     Eastern Co. (The)                                        10,193     172,160
     Eaton Corp. P.L.C.                                       78,508   5,702,821
     Ecology and Environment, Inc. Class A                       900       8,631
     EMCOR Group, Inc.                                        50,540   2,324,335
     Encore Wire Corp.                                        19,966     972,943
#*   Energy Recovery, Inc.                                     1,783       9,111

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Industrials -- (Continued)
#*  EnerNOC, Inc.                                            13,197 $    311,449
#   EnerSys, Inc.                                            43,239    2,922,092
#*  Engility Holdings, Inc.                                   7,988      348,596
#   Ennis, Inc.                                              48,483      725,306
#*  EnPro Industries, Inc.                                   17,635    1,255,788
    ESCO Technologies, Inc.                                  17,601      588,225
#   Espey Manufacturing & Electronics Corp.                   1,671       44,449
*   Esterline Technologies Corp.                             44,968    4,902,411
    Exelis, Inc.                                             73,253    1,358,111
*   Federal Signal Corp.                                     65,358      992,134
    FedEx Corp.                                             142,324   19,391,645
    Fortune Brands Home & Security, Inc.                    149,626    5,962,596
*   Franklin Covey Co.                                        3,046       61,742
    FreightCar America, Inc.                                  9,404      246,949
*   FTI Consulting, Inc.                                     25,736      882,745
*   Furmanite Corp.                                          31,044      325,341
    G&K Services, Inc. Class A                               29,714    1,573,059
    GATX Corp.                                               65,445    4,295,155
#*  Genco Shipping & Trading, Ltd.                            7,630       12,590
*   Gencor Industries, Inc.                                   8,766       91,955
    General Cable Corp.                                       8,357      214,106
    General Dynamics Corp.                                   28,674    3,138,369
    General Electric Co.                                  5,021,489  135,027,839
*   Genesee & Wyoming, Inc. Class A                           1,200      118,812
*   Gibraltar Industries, Inc.                               42,111      719,256
*   GP Strategies Corp.                                      18,583      488,361
#   Granite Construction, Inc.                               27,179    1,015,951
*   Great Lakes Dredge & Dock Corp.                          69,820      602,547
#*  Greenbrier Cos., Inc. (The)                              22,451    1,177,330
#   Griffon Corp.                                            67,323      716,317
*   H&E Equipment Services, Inc.                             59,629    2,298,698
    Hardinge, Inc.                                           19,132      255,604
    Harsco Corp.                                             54,094    1,294,469
*   Hawaiian Holdings, Inc.                                  18,070      261,112
    Heidrick & Struggles International, Inc.                 18,234      343,711
*   Hertz Global Holdings, Inc.                             278,411    7,926,361
*   Hill International, Inc.                                 27,154      182,475
*   Hudson Global, Inc.                                      15,880       56,374
    Huntington Ingalls Industries, Inc.                      47,666    4,909,598
    Hurco Cos., Inc.                                          7,910      210,881
*   Huron Consulting Group, Inc.                              4,001      284,871
    Hyster-Yale Materials Handling, Inc.                     12,246    1,180,392
*   ICF International, Inc.                                  31,660    1,233,790
    Ingersoll-Rand P.L.C.                                   213,109   12,743,918
    Insteel Industries, Inc.                                 17,578      361,755
#   International Shipholding Corp.                          11,354      305,877
#   Intersections, Inc.                                      26,279      147,688
#*  JetBlue Airways Corp.                                   324,893    2,568,279
    Kadant, Inc.                                              5,786      201,064
    KAR Auction Services, Inc.                               18,100      539,018
    KBR, Inc.                                                 3,600       91,332
    Kelly Services, Inc. Class A                             41,722      878,665

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#   Kennametal, Inc.                                        1,000 $    46,730
*   Key Technology, Inc.                                    3,199      39,444
    Kimball International, Inc. Class B                    31,258     523,884
*   Korn/Ferry International                               33,148     962,949
#*  Kratos Defense & Security Solutions, Inc.               2,711      19,573
    L-3 Communications Holdings, Inc.                     100,470  11,591,224
#*  Lawson Products, Inc.                                   8,847     148,187
#*  Layne Christensen Co.                                  31,561     549,793
    LB Foster Co. Class A                                   6,682     316,393
#*  LMI Aerospace, Inc.                                    13,807     188,328
    LS Starrett Co. (The) Class A                           4,097      63,995
    LSI Industries, Inc.                                   27,715     210,911
*   Lydall, Inc.                                           14,605     341,903
    Manpowergroup, Inc.                                    22,886   1,861,547
    Marten Transport, Ltd.                                 47,782   1,120,966
#   Matson, Inc.                                           62,316   1,476,266
#   McGrath RentCorp                                       17,552     554,292
*   Metalico, Inc.                                         27,024      41,617
*   Mfri, Inc.                                              8,900      96,921
    Miller Industries, Inc.                                20,099     389,318
    Mobile Mini, Inc.                                      54,461   2,406,087
*   Moog, Inc. Class A                                     35,339   2,312,938
    Mueller Industries, Inc.                               30,912     894,593
    Mueller Water Products, Inc. Class A                  185,957   1,695,928
#   Multi-Color Corp.                                         308      10,734
*   MYR Group, Inc.                                        19,582     459,394
#   National Presto Industries, Inc.                          571      41,260
*   Navigant Consulting, Inc.                              12,297     206,590
#   NL Industries, Inc.                                    51,251     514,048
    NN, Inc.                                               18,396     360,010
    Norfolk Southern Corp.                                545,229  51,540,497
    Northrop Grumman Corp.                                337,038  40,953,487
*   Northwest Pipe Co.                                      8,801     314,812
#*  Ocean Power Technologies, Inc.                          8,400      22,680
*   On Assignment, Inc.                                    53,951   1,888,285
*   Orbital Sciences Corp.                                 39,656   1,165,886
*   Orion Energy Systems, Inc.                              1,043       5,528
    Oshkosh Corp.                                          14,466     803,008
    Owens Corning                                         149,300   6,098,905
*   PAM Transportation Services, Inc.                      19,428     483,563
    Pentair, Ltd.                                         117,934   8,761,317
*   Pike Corp.                                             22,013     211,325
    Powell Industries, Inc.                                 7,529     476,736
#*  PowerSecure International, Inc.                        19,459     432,574
#   Providence and Worcester Railroad Co.                     850      14,824
    Quad/Graphics, Inc.                                     2,390      51,744
#   Quanex Building Products Corp.                         21,431     403,760
*   Quanta Services, Inc.                                 168,307   5,937,871
    Raytheon Co.                                           96,954   9,257,168
*   RCM Technologies, Inc.                                 20,293     137,587
    Regal-Beloit Corp.                                     16,070   1,200,911
*   Republic Airways Holdings, Inc.                        48,736     404,996

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Republic Services, Inc.                               429,755 $15,080,103
    Resources Connection, Inc.                             25,955     353,248
#*  Roadrunner Transportation Systems, Inc.                   879      21,650
    RR Donnelley & Sons Co.                                19,825     348,920
#*  Rush Enterprises, Inc. Class A                         32,603   1,046,556
#*  Rush Enterprises, Inc. Class B                         18,522     523,802
    Ryder System, Inc.                                     89,844   7,383,380
*   Saia, Inc.                                              8,925     367,442
    Schawk, Inc.                                           44,631     892,620
    SIFCO Industries, Inc.                                  6,623     217,566
    SkyWest, Inc.                                          38,506     446,670
*   SL Industries, Inc.                                       300       8,247
    Southwest Airlines Co.                                645,761  15,608,043
*   Sparton Corp.                                           9,132     248,025
    SPX Corp.                                              12,803   1,303,858
#*  Standard Register Co. (The)                             6,086      44,184
    Standex International Corp.                            22,341   1,326,385
    Stanley Black & Decker, Inc.                          154,919  13,305,993
    Steelcase, Inc. Class A                                55,469     914,129
#*  Sterling Construction Co., Inc.                        18,633     143,101
*   Supreme Industries, Inc. Class A                        1,433       8,125
    Sypris Solutions, Inc.                                  8,460      25,634
#   TAL International Group, Inc.                          24,053   1,014,556
#*  Tecumseh Products Co. Class A                          12,600      75,726
*   Tecumseh Products Co. Class B                           1,400       8,176
    Terex Corp.                                            27,578   1,193,852
#*  Tetra Tech, Inc.                                       45,222   1,296,515
#*  Titan Machinery, Inc.                                   2,883      50,856
#*  TRC Cos., Inc.                                         28,708     170,238
    Trinity Industries, Inc.                               91,907   6,898,539
    Triumph Group, Inc.                                    57,456   3,723,723
*   Tutor Perini Corp.                                     33,844   1,001,782
#   Twin Disc, Inc.                                           900      26,037
    Tyco International, Ltd.                              240,619   9,841,317
*   Ultralife Corp.                                        10,710      38,556
    UniFirst Corp.                                         18,705   1,800,169
    Union Pacific Corp.                                   444,064  84,563,108
    United Stationers, Inc.                                24,021     901,508
#   Universal Forest Products, Inc.                        31,800   1,605,582
#   URS Corp.                                              84,698   3,990,970
#*  USA Truck, Inc.                                        15,105     251,649
#   UTi Worldwide, Inc.                                    16,157     158,177
*   Versar, Inc.                                            5,526      21,330
    Viad Corp.                                             27,114     624,978
*   Virco Manufacturing Corp.                              12,601      27,659
#   VSE Corp.                                                 305      19,053
    Waste Connections, Inc.                                 2,800     125,048
    Watts Water Technologies, Inc. Class A                 53,615   2,852,318
#   Werner Enterprises, Inc.                               34,105     873,088
#*  Wesco Aircraft Holdings, Inc.                           6,228     126,179
#*  WESCO International, Inc.                              11,687   1,025,885
*   Willdan Group, Inc.                                     1,000       4,670

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Industrials -- (Continued)
*   Willis Lease Finance Corp.                                6,713 $    135,334
#*  XPO Logistics, Inc.                                      12,216      331,542
                                                                    ------------
Total Industrials                                                    684,232,353
                                                                    ------------
Information Technology -- (6.5%)
    Activision Blizzard, Inc.                               982,162   19,653,062
*   Acxiom Corp.                                              7,769      219,397
*   Advanced Energy Industries, Inc.                         47,985    1,049,912
*   Agilysys, Inc.                                           16,899      211,913
*   Alpha & Omega Semiconductor, Ltd.                           419        3,017
*   Amtech Systems, Inc.                                      8,571       73,282
#*  ANADIGICS, Inc.                                          33,721       42,151
*   AOL, Inc.                                               105,592    4,520,394
*   ARRIS Group, Inc.                                       140,787    3,673,133
*   Arrow Electronics, Inc.                                 182,170   10,338,147
    Astro-Med, Inc.                                           6,285       79,002
#*  Aviat Networks, Inc.                                     44,931       67,846
    Avnet, Inc.                                             139,400    6,012,322
    AVX Corp.                                               172,540    2,303,409
#*  Aware, Inc.                                              14,326       79,366
*   Axcelis Technologies, Inc.                               17,951       32,132
*   AXT, Inc.                                                20,506       44,293
*   Bankrate, Inc.                                            4,453       78,017
    Bel Fuse, Inc. Class A                                    4,174       84,983
    Bel Fuse, Inc. Class B                                   18,286      397,903
*   Benchmark Electronics, Inc.                              93,903    2,176,672
    Black Box Corp.                                          26,448      562,284
#*  Blackhawk Network Holdings, Inc. Class B                 25,926      597,076
#*  Blucora, Inc.                                            81,156    1,562,253
*   Brocade Communications Systems, Inc.                    461,513    4,296,686
    Brooks Automation, Inc.                                  50,847      520,165
*   Bsquare Corp.                                             4,065       13,008
*   BTU International, Inc.                                   1,600        4,688
#*  CACI International, Inc. Class A                         24,830    1,729,409
#*  Calix, Inc.                                              16,027      141,198
*   Cascade Microtech, Inc.                                  24,071      257,078
*   Ceva, Inc.                                                3,580       58,103
*   Checkpoint Systems, Inc.                                 27,235      347,791
*   CIBER, Inc.                                              85,855      370,894
    Cisco Systems, Inc.                                     117,637    2,718,591
    Cohu, Inc.                                               40,815      420,394
    Communications Systems, Inc.                             12,612      152,479
    Computer Sciences Corp.                                 205,559   12,164,982
#   Comtech Telecommunications Corp.                         15,569      494,316
    Concurrent Computer Corp.                                13,740      115,279
    Convergys Corp.                                         197,364    4,251,221
*   CoreLogic, Inc.                                          96,545    2,706,156
    Corning, Inc.                                         1,201,485   25,123,051
#*  Cray, Inc.                                               12,866      369,383
#   CSP, Inc.                                                 2,414       18,298
    CTS Corp.                                                66,936    1,190,791
#*  CyberOptics Corp.                                         9,134       68,688

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Datalink Corp.                                          1,412 $    18,130
#*  Dataram Corp.                                           1,257       3,369
*   Digi International, Inc.                               31,089     275,449
*   Digital River, Inc.                                    22,145     338,597
*   Diodes, Inc.                                            4,709     124,176
*   DSP Group, Inc.                                        46,713     371,835
    EarthLink Holdings Corp.                               83,735     285,536
*   EchoStar Corp. Class A                                 23,551   1,058,853
*   Edgewater Technology, Inc.                             13,603      96,309
    Electro Rent Corp.                                     40,561     655,060
    Electro Scientific Industries, Inc.                    36,298     307,807
*   Electronics for Imaging, Inc.                          58,110   2,195,977
*   Emcore Corp.                                              744       3,594
*   Emulex Corp.                                           52,269     373,723
*   Entegris, Inc.                                            300       3,327
*   Entropic Communications, Inc.                           3,600      13,284
    EPIQ Systems, Inc.                                     23,453     299,964
*   ePlus, Inc.                                             8,745     437,600
*   Euronet Worldwide, Inc.                                23,278   1,070,555
#*  Exar Corp.                                             51,341     555,510
*   Fabrinet                                                4,055      87,588
*   Fairchild Semiconductor International, Inc.           118,008   1,502,242
    Fidelity National Information Services, Inc.          151,857   8,113,720
#*  Finisar Corp.                                          61,526   1,608,905
*   First Solar, Inc.                                      28,266   1,907,672
*   FormFactor, Inc.                                       30,568     175,766
*   Frequency Electronics, Inc.                            16,953     180,634
*   GSE Systems, Inc.                                      17,638      30,866
#*  GSI Technology, Inc.                                    9,236      58,649
    Hackett Group, Inc. (The)                              53,321     319,926
*   Harmonic, Inc.                                         35,712     251,055
    Hewlett-Packard Co.                                   443,760  14,670,706
#*  Hutchinson Technology, Inc.                            22,425      62,341
    IAC/InterActiveCorp                                   125,298   8,304,751
#*  ID Systems, Inc.                                       17,291      97,348
*   Identive Group, Inc.                                   10,175       8,649
#*  Imation Corp.                                          28,996     125,263
*   Ingram Micro, Inc. Class A                            277,679   7,486,226
*   Insight Enterprises, Inc.                              42,100   1,099,652
*   Integrated Device Technology, Inc.                    177,893   2,076,011
*   Integrated Silicon Solution, Inc.                      42,178     609,894
    Intel Corp.                                           176,618   4,713,934
#*  Internap Network Services Corp.                        32,386     217,634
*   International Rectifier Corp.                          79,000   2,057,160
#*  Interphase Corp.                                        2,999      16,345
    Intersil Corp. Class A                                119,798   1,478,307
*   Intevac, Inc.                                           7,954      64,030
*   IntraLinks Holdings, Inc.                               3,070      28,090
*   IntriCon Corp.                                          2,835      18,739
#*  Itron, Inc.                                            33,397   1,269,086
    IXYS Corp.                                              3,055      32,963
*   Juniper Networks, Inc.                                212,100   5,236,749

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
#*  Kemet Corp.                                             2,700 $    13,527
*   Key Tronic Corp.                                       17,623     184,689
*   Kulicke & Soffa Industries, Inc.                       71,688   1,054,530
*   KVH Industries, Inc.                                   35,149     474,863
*   Lattice Semiconductor Corp.                           108,469     913,309
#   Leidos Holdings, Inc.                                  10,850     404,054
#   Lexmark International, Inc. Class A                    35,849   1,541,507
*   Limelight Networks, Inc.                               18,463      38,218
*   LTX-Credence Corp.                                     20,165     194,189
#   ManTech International Corp. Class A                    12,385     369,445
    Marchex, Inc. Class B                                  32,883     304,168
    Marvell Technology Group, Ltd.                        166,418   2,639,389
#*  Maxwell Technologies, Inc.                              2,521      37,966
#*  Measurement Specialties, Inc.                             251      16,152
    Mentor Graphics Corp.                                  35,620     737,334
*   Mercury Systems, Inc.                                   2,055      28,688
    Methode Electronics, Inc.                              79,272   2,199,005
*   Micron Technology, Inc.                               758,908  19,822,677
    MKS Instruments, Inc.                                  61,200   1,722,780
#*  ModusLink Global Solutions, Inc.                       68,955     278,578
#*  Nanometrics, Inc.                                      13,265     215,689
*   NCI, Inc. Class A                                         686       6,839
*   NETGEAR, Inc.                                             428      13,824
*   Newport Corp.                                          64,756   1,209,642
#*  Novatel Wireless, Inc.                                 22,113      40,025
*   OmniVision Technologies, Inc.                          37,132     725,188
*   Oplink Communications, Inc.                            38,456     659,136
    Optical Cable Corp.                                    10,793      40,905
*   PAR Technology Corp.                                   22,705     109,665
#   Park Electrochemical Corp.                              1,642      43,776
    PC Connection, Inc.                                    39,267     785,733
    PC-Tel, Inc.                                           33,870     279,427
*   PCM, Inc.                                              10,471     109,108
    Perceptron, Inc.                                        8,428      99,450
*   Pericom Semiconductor Corp.                            37,284     300,882
*   Photronics, Inc.                                       79,712     691,900
#*  Planar Systems, Inc.                                    3,449       7,588
*   Plexus Corp.                                           10,626     445,442
*   PMC-Sierra, Inc.                                      102,988     704,438
*   Polycom, Inc.                                          36,977     454,817
*   Qualstar Corp.                                         12,400      18,724
*   Qumu Corp.                                                800      10,760
#*  Radisys Corp.                                           9,762      31,238
#*  Rambus, Inc.                                            1,069      12,924
*   RealNetworks, Inc.                                     30,402     229,231
#*  Reis, Inc.                                             13,511     222,391
#   RF Industries, Ltd.                                     2,823      17,249
#   Richardson Electronics, Ltd.                           24,525     245,740
*   Rofin-Sinar Technologies, Inc.                          4,978     110,512
*   Rogers Corp.                                            7,543     452,731
*   Rosetta Stone, Inc.                                     1,466      17,460
*   Rovi Corp.                                             19,000     423,510

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Information Technology -- (Continued)
*   Rudolph Technologies, Inc.                               45,996 $    419,024
    SanDisk Corp.                                            13,097    1,112,852
*   Sanmina Corp.                                            39,846      806,881
*   ScanSource, Inc.                                         14,745      566,355
    Science Applications International Corp.                  6,199      241,761
*   Seachange International, Inc.                            39,044      365,842
*   ShoreTel, Inc.                                            3,200       24,160
*   Sigma Designs, Inc.                                      11,784       44,426
*   Smith Micro Software, Inc.                                  500          830
#*  SMTC Corp.                                                1,200        1,836
*   Sonus Networks, Inc.                                     33,110      108,270
*   Spansion, Inc. Class A                                   21,173      377,515
*   Speed Commerce, Inc.                                        336        1,109
*   SS&C Technologies Holdings, Inc.                         25,793    1,003,864
*   StarTek, Inc.                                            27,060      188,067
#*  SunEdison, Inc.                                         154,224    2,965,728
#*  SunPower Corp.                                           18,322      612,321
*   Super Micro Computer, Inc.                                5,886      119,839
#*  support.com, Inc.                                        25,400       62,738
*   Sykes Enterprises, Inc.                                  20,292      401,579
*   SYNNEX Corp.                                             55,900    3,766,542
*   Tech Data Corp.                                          82,952    5,183,670
*   TeleCommunication Systems, Inc. Class A                  54,047      137,820
*   Telenav, Inc.                                             9,865       60,472
#*  Teradyne, Inc.                                           26,789      473,362
#   Tessco Technologies, Inc.                                 8,689      285,781
#   Tessera Technologies, Inc.                               48,635    1,066,566
    TheStreet, Inc.                                          35,273       90,652
*   TriQuint Semiconductor, Inc.                             59,493      843,611
*   TSR, Inc.                                                   550        1,667
#*  TTM Technologies, Inc.                                   62,635      494,190
    United Online, Inc.                                      17,780      210,693
#*  Veeco Instruments, Inc.                                  15,978      590,707
#*  Viasystems Group, Inc.                                   11,376      136,740
*   Vicon Industries, Inc.                                    5,787       16,898
*   Video Display Corp.                                         600        2,082
*   Virtusa Corp.                                            30,064      991,210
#   Vishay Intertechnology, Inc.                            228,349    3,247,123
*   Vishay Precision Group, Inc.                             24,277      394,016
*   Westell Technologies, Inc. Class A                       16,329       53,233
    Western Digital Corp.                                   212,781   18,752,390
    Xerox Corp.                                           1,188,277   14,366,269
*   XO Group, Inc.                                            6,284       66,736
*   Yahoo!, Inc.                                          1,048,770   37,703,281
*   Zygo Corp.                                               18,732      360,404
#*  Zynga, Inc. Class A                                     170,882      692,072
                                                                    ------------
Total Information Technology                                         324,918,367
                                                                    ------------
Materials -- (3.1%)
    A Schulman, Inc.                                         32,960    1,183,923
    Alcoa, Inc.                                             888,828   11,972,513
#   Allegheny Technologies, Inc.                             22,777      938,412

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Materials -- (Continued)
#*  AM Castle & Co.                                        36,370 $   446,624
    Ampco-Pittsburgh Corp.                                  4,007      80,260
    Ashland, Inc.                                         112,560  10,873,296
#   Axiall Corp.                                           26,423   1,231,312
    Bemis Co., Inc.                                        24,092     969,462
    Cabot Corp.                                            46,280   2,674,984
*   Century Aluminum Co.                                   15,822     217,553
*   Chemtura Corp.                                         49,368   1,100,906
*   Clearwater Paper Corp.                                 16,822   1,032,703
#   Cliffs Natural Resources, Inc.                         35,738     633,277
*   Coeur Mining, Inc.                                    128,160   1,109,866
    Commercial Metals Co.                                  85,208   1,635,994
*   Continental Materials Corp.                               100       1,851
*   Core Molding Technologies, Inc.                        11,847     142,283
    Cytec Industries, Inc.                                 64,700   6,167,204
    Domtar Corp.                                           30,917   2,886,411
    Dow Chemical Co. (The)                                 14,000     698,600
*   Ferro Corp.                                            42,247     548,366
    Freeport-McMoRan Copper & Gold, Inc.                  147,916   5,083,873
    Friedman Industries, Inc.                              16,110     138,224
#   FutureFuel Corp.                                        6,104     122,507
*   Graphic Packaging Holding Co.                         154,000   1,580,040
    Greif, Inc. Class A                                     4,885     264,718
*   Headwaters, Inc.                                       23,663     295,314
#   Hecla Mining Co.                                      203,366     624,334
#*  Horsehead Holding Corp.                                49,015     764,144
    Huntsman Corp.                                         50,242   1,258,562
    International Paper Co.                               493,615  23,027,140
#   Kaiser Aluminum Corp.                                  27,181   1,913,542
*   KapStone Paper and Packaging Corp.                     80,984   2,136,358
*   Kraton Performance Polymers, Inc.                       5,435     141,582
#   Kronos Worldwide, Inc.                                  4,331      67,780
*   Landec Corp.                                           37,056     439,484
#*  Louisiana-Pacific Corp.                               173,457   2,842,960
    LyondellBasell Industries NV Class A                   71,793   6,640,853
    Materion Corp.                                         18,497     622,424
    MeadWestvaco Corp.                                    188,451   7,362,781
*   Mercer International, Inc.                             21,725     179,883
    Minerals Technologies, Inc.                            34,280   2,039,317
    Myers Industries, Inc.                                 64,720   1,210,264
    Neenah Paper, Inc.                                      7,684     387,043
*   Northern Technologies International Corp.               3,035      64,190
    Nucor Corp.                                            83,945   4,344,154
#   Olin Corp.                                             62,261   1,749,534
    Olympic Steel, Inc.                                     9,986     263,231
#   OM Group, Inc.                                         42,299   1,238,938
#*  Penford Corp.                                          26,122     329,137
    PH Glatfelter Co.                                      50,600   1,291,312
    PolyOne Corp.                                           8,983     336,593
    Reliance Steel & Aluminum Co.                          93,801   6,642,987
*   Resolute Forest Products, Inc.                          1,817      32,415
    Rock-Tenn Co. Class A                                  26,305   2,515,021

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES      VALUE+
                                                           --------- ------------
Materials -- (Continued)
*    RTI International Metals, Inc.                           50,032 $  1,408,901
#    Schnitzer Steel Industries, Inc. Class A                 14,397      404,124
     Sealed Air Corp.                                         46,499    1,595,381
     Sensient Technologies Corp.                              38,101    2,059,359
     Steel Dynamics, Inc.                                     94,919    1,734,170
*    Stillwater Mining Co.                                    59,549      939,683
*    SunCoke Energy, Inc.                                     62,210    1,298,323
#    Synalloy Corp.                                            5,144       79,732
#*   Texas Industries, Inc.                                   33,762    2,927,165
     Tredegar Corp.                                           40,177      836,083
     Tronox, Ltd. Class A                                      1,600       39,200
#*   Universal Stainless & Alloy Products, Inc.                9,093      326,348
     Vulcan Materials Co.                                     58,246    3,758,614
#    Wausau Paper Corp.                                       13,070      156,317
     Westlake Chemical Corp.                                 158,152   11,260,422
     Worthington Industries, Inc.                             47,320    1,741,376
                                                                     ------------
Total Materials                                                       155,061,637
                                                                     ------------
Other -- (0.0%)
(o)* Gerber Scientific, Inc. Escrow Shares                    47,409           --
(o)* Petrocorp, Inc. Escrow Shares                               900           --
                                                                     ------------
Total Other                                                                    --
                                                                     ------------
Real Estate Investment Trusts -- (0.0%)
     Geo Group, Inc. (The)                                     5,052      169,393
                                                                     ------------
Telecommunication Services -- (4.3%)
     AT&T, Inc.                                            4,065,906  145,152,844
     Atlantic Tele-Network, Inc.                                  84        4,970
*    Cbeyond, Inc.                                            11,274      111,500
#    CenturyLink, Inc.                                       510,163   17,809,790
#    Frontier Communications Corp.                           696,949    4,146,847
*    General Communication, Inc. Class A                      45,867      478,851
#*   Iridium Communications, Inc.                             14,800       98,716
     Lumos Networks Corp.                                        500        6,605
*    ORBCOMM, Inc.                                            44,499      279,009
*    Premiere Global Services, Inc.                            2,000       25,440
#    Shenandoah Telecommunications Co.                         3,026       84,819
#*   Sprint Corp.                                            824,326    7,006,771
     T-Mobile US, Inc.                                       113,786    3,332,792
     Telephone & Data Systems, Inc.                          154,629    4,204,362
#    United States Cellular Corp.                             33,568    1,394,415
     USA Mobility, Inc.                                       12,522      214,502
     Verizon Communications, Inc.                            644,888   30,135,616
*    Vonage Holdings Corp.                                    85,934      329,987
                                                                     ------------
Total Telecommunication Services                                      214,817,836
                                                                     ------------
Utilities -- (0.3%)
*    Calpine Corp.                                            62,921    1,442,778
#    Consolidated Water Co., Ltd.                              6,656       77,343
*    Genie Energy, Ltd. Class B                                5,000       40,500
     NRG Energy, Inc.                                        367,799   12,034,383

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                             SHARES        VALUE+
                                                            ---------- --------------
Utilities -- (Continued)
      Ormat Technologies, Inc.                                  20,134 $      537,175
#     SJW Corp.                                                  6,569        178,874
      UGI Corp.                                                 52,659      2,458,649
                                                                       --------------
Total Utilities                                                            16,769,702
                                                                       --------------
TOTAL COMMON STOCKS                                                     4,778,992,761
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
(o)*  Leap Wireless International, Inc. Contingent Value
        Rights                                                   8,393         21,150
(o)#* Magnum Hunter Resources Corp. Warrants 04/15/16            8,220             --
                                                                       --------------
TOTAL RIGHTS/WARRANTS                                                          21,150
                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.074%    11,873,516     11,873,516
                                                                       --------------

                                                             SHARES/
                                                              FACE
                                                             AMOUNT
                                                              (000)
                                                            ----------
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@ DFA Short Term Investment Fund                         19,872,417    229,923,863
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,914,575,678)                    $5,020,811,290
                                                                       ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary          $  848,874,230           --   --    $  848,874,230
   Consumer Staples                   350,824,095           --   --       350,824,095
   Energy                             815,604,250           --   --       815,604,250
   Financials                         892,527,152 $      6,576   --       892,533,728
   Health Care                        475,127,397       59,773   --       475,187,170
   Industrials                        684,232,141          212   --       684,232,353
   Information Technology             324,918,367           --   --       324,918,367
   Materials                          155,061,637           --   --       155,061,637
   Other                                       --           --   --                --
   Real Estate Investment Trusts          169,393           --   --           169,393
   Telecommunication Services         214,817,836           --   --       214,817,836
   Utilities                           16,769,702           --   --        16,769,702
Rights/Warrants                                --       21,150   --            21,150
Temporary Cash Investments             11,873,516           --   --        11,873,516
Securities Lending Collateral                  --  229,923,863   --       229,923,863
                                   -------------- ------------   --    --------------
TOTAL                              $4,790,799,716 $230,011,574   --    $5,020,811,290
                                   ============== ============   ==    ==============

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

   (a)(1) This item is not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: July 1, 2014

By:  /s/ David R. Martin
     ---------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: July 1, 2014